Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2018
Date of reporting period:	February 28, 2018

ITEM 1 – REPORT TO STOCKHOLDERS

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Table of Contents

Financial Statements	1
Notes to Financial Statements	31
Schedules of Investments	64
Financial Highlights (Includes performance information)	224
Shareholder Expense Example	240
Supplemental Information	243

Not FDIC or NCUA insured

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2018 (unaudited)

			Bond Market Index	Diversified Real
Amounts in thousands, except per share amounts	Blue Chip Fund		Fund	Asset Fund(a)
Investment in securities--at cost	$2,151,664		$1,745,964	$3,927,862
Investment in affiliated Funds--at cost	$3,975		$98,843	$63,431
Foreign currency--at cost	$–		$–	$26,060
Assets
Investment in securities--at value	$2,781,589		$1,709,097	$4,015, 099
Investment in affiliated Funds--at value	3,975		98,843	63,431
Foreign currency--at value	–		–	26,091
Cash	1		212	8,922
Deposits with counterparty	–		554	12,695
Receivables:
Dividends and interest	2,538		9,373	7,058
Expense reimbursement from Manager	2		133	233
Expense reimbursement from Distributor	1		–	–
Foreign currency contracts	–		–	11,891
Fund shares sold	1,159		85	5,364
Investment securities sold	–		43,353	61,235
OTC swap agreements--at value (premiums paid $0, $0 and $0)	–		–	933
Variation margin on futures	–		–	14,853
Variation margin on swaps	–		–	55
Prepaid directors' expenses	1		–	–
Prepaid expenses	14		–	–
Total Assets	2,789,280		1,861,650	4,227,860
Liabilities
Accrued management and investment advisory fees	1,384		332	2,546
Accrued administrative service fees	–		3	–
Accrued distribution fees	70		11	38
Accrued service fees	3		15	–
Accrued transfer agent fees	35		27	786
Accrued chief compliance officer fees	–		–	1
Accrued directors' expenses	–		1	4
Accrued professional fees	12		24	70
Accrued other expenses	–		3	45
Deposits from counterparty	–		–	610
Payables:
Dividends and interest on securities sold short	–		5	–
Foreign currency contracts	–		–	12,911
Fund shares redeemed	3,743		4,172	6,981
Investment securities purchased	3,906		140,702	78,118
Options and swaptions contracts written (premiums received $0, $0 and $1,248)	–		–	1,225
Short sales (proceeds received $0, $2,335 and $0)	–		2,334	–
OTC swap agreements--at value (premiums received $0, $0 and $0)	–		–	602
Unrealized loss on unfunded loan commitments	–		–	–
Variation margin on futures	–		–	16,685
Variation margin on swaps	–		–	132
Total Liabilities	9,153		147,629	120,754
Net Assets Applicable to Outstanding Shares	$2,780,127		$1,714,021	$4,107,106
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,113,350		$1,760,939	$4,257,455
Accumulated undistributed (overdistributed) net investment income (loss)	2,490		4,303	9,695
Accumulated undistributed (overdistributed) net realized gain (loss)	34,362		(14,355)	(257,345)
Net unrealized appreciation (depreciation) of investments	629,925		(36,866)	98,180
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		–	(879)
Total Net Assets	$2,780,127		$1,714,021	$4,107,106
Capital Stock (par value: $.01 per share):
Shares authorized	1,450,000		710,000	2,075,000
Net Asset Value Per Share:
Class A: Net Assets	$107,829		N/A	$103,868
Shares Issued and Outstanding	4,924			9,091
Net Asset Value per share	$21.90			$11.43
Maximum Offering Price	$23.17			$11.88
Class C: Net Assets	$57,540		N/A	$23,663

Shares Issued and Outstanding	2,714	(b)		2,109 (b)
Net Asset Value per share	$21.20			$11.22
Class J: Net Assets	$47,523		$28,886	N/A

Shares Issued and Outstanding	2,149	(b)	2,745 (b)
Net Asset Value per share	$22.11		$10.52
Class T: Net Assets	$17		N/A	N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$22.07
Maximum Offering Price	$22.64
Institutional: Net Assets	$102,857		$1,605,153	$2,534,972
Shares Issued and Outstanding	4,645		150,031	221,624
Net Asset Value per share	$22.14		$10.70	$11.44
R-1: Net Assets	N/A		$1,751	N/A
Shares Issued and Outstanding			167
Net Asset Value per share			$10.51
R-2: Net Assets	N/A		$2,748	N/A
Shares Issued and Outstanding			261
Net Asset Value per share			$10.54
R-3: Net Assets	$7,415		$16,090	$82
Shares Issued and Outstanding	337		1,534	7
Net Asset Value per share	$21.97		$10.49	$11.42
R-4: Net Assets	$1,443		$40,497	$11
Shares Issued and Outstanding	66		3,853	1
Net Asset Value per share	$22.05		$10.51	$11.44
R-5: Net Assets	$8,148		$18,896	$11
Shares Issued and Outstanding	369		1,789	1
Net Asset Value per share	$22.09		$10.56	$11.44
R-6: Net Assets	$2,447,355		N/A	$1,444,499
Shares Issued and Outstanding	110,494			126,298
Net Asset Value per share	$22.15			$11.44

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)
Dynamic Floating
Rate High Income		EDGE MidCap	Global Multi-
Amounts in thousands, except per share amounts	Fund	Fund	Strategy Fund(a)
Investment in securities--at cost	$10,903	$528,355	$2,528,904
Investment in affiliated Funds--at cost	$1,067	$12,818	$426,294
Foreign currency--at cost	$–	$–	$11,132
Assets
Investment in securities--at value	$10,939	$588,777	$2,603,782
Investment in affiliated Funds--at value	1,067	12,818	426,294
Foreign currency--at value	–	–	11,098
Cash	–	–	2,265
Deposits with counterparty	–	–	449,392
Receivables:
Dividends and interest	59	860	13,585
Expense reimbursement from Manager	6	1	90
Foreign currency contracts	–	–	21,690
Fund shares sold	–	12	2,690
Investment securities sold	253	3,672	340,213
OTC swap agreements--at value (premiums paid $0, $0 and $1,848)	–	–	10,581
Unrealized gain on unfunded loan commitments	–	–	3
Variation margin on futures	–	–	3,328
Variation margin on swaps	–	–	134
Other assets	–	–	12
Total Assets	12,324	606,140	3,885,157
Liabilities
Accrued management and investment advisory fees	6	341	3,257
Accrued distribution fees	1	–	50
Accrued transfer agent fees	1	–	245
Accrued directors' expenses	1	–	4
Accrued professional fees	27	17	114
Accrued other expenses	14	7	171
Cash overdraft	22	–	–
Deposits from counterparty	–	–	270
Payables:
Dividends and interest on securities sold short	–	–	1,578
Foreign currency contracts	–	–	30,754
Fund shares redeemed	–	5	1,094
Investment securities purchased	632	806	339,374
Options and swaptions contracts written (premiums received $0, $0 and $5,069)	–	–	4,325
Reverse repurchase agreements	–	–	249,984
Short sales (proceeds received $0, $0 and $524,920)	–	–	544,498
OTC swap agreements--at value (premiums received $0, $0 and $914)	–	–	4,780
Unrealized loss on unfunded loan commitments	–	–	–
Variation margin on futures	–	–	3,570
Variation margin on swaps	–	–	338
Total Liabilities	704	1,176	1,184,406
Net Assets Applicable to Outstanding Shares	$11,620	$604,964	$2,700,751
Net Assets Consist of:
Capital shares and additional paid-in-capital	$12,637	$542,554	$2,623,119
Accumulated undistributed (overdistributed) net investment income (loss)	9	785	9,403
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,062)	1,203	16,097
Net unrealized appreciation (depreciation) of investments	36	60,422	61,185
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	(9,053)
Total Net Assets	$11,620	$604,964	$2,700,751
Capital Stock (par value: $.01 per share):
Shares authorized	200,000	300,000	1,950,000
Net Asset Value Per Share:
Class A: Net Assets	$4,426	N/A	$71,092
Shares Issued and Outstanding	476		6,407
Net Asset Value per share	$9.30		$11.10
Maximum Offering Price	$9.66		$11.53
Class C: Net Assets	N/A	N/A	$46,493
Shares Issued and Outstanding			4,306
Net Asset Value per share			$10.80	(b)
Institutional: Net Assets	$7,194	$4,811	$1,186,640
Shares Issued and Outstanding	768	357	105,953
Net Asset Value per share	$9.38	$13.48	$11.20
R-6: Net Assets	N/A	$600,153	$1,396,526
Shares Issued and Outstanding		44,450	124,748
Net Asset Value per share		$13.50	$11.19

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2018 (unaudited)

	Global		International Equity	International Small
Amounts in thousands, except per share amounts	Opportunities Fund		Index Fund	Company Fund
Investment in securities--at cost	$778,627		$909,260	$819,451
Investment in affiliated Funds--at cost	$1,855		$2,387	$15,898
Foreign currency--at cost	$4,152		$136	$243
Assets
Investment in securities--at value	$905,599		$1,071,609	$992,923
Investment in affiliated Funds--at value	1,855		2,387	15,898
Foreign currency--at value	4,125		136	240
Cash	5,352		–	–
Deposits with counterparty	–		86	–
Receivables:
Dividends and interest	3,501		5,414	1,696
Expense reimbursement from Manager	13		36	6
Fund shares sold	8		565	256
Investment securities sold	22,020		1,604	3,865
Total Assets	942,473		1,081,837	1,014,884
Liabilities
Accrued management and investment advisory fees	590		207	812
Accrued administrative service fees	–		2	–
Accrued distribution fees	3		5	1
Accrued service fees	–		11	–
Accrued transfer agent fees	6		10	4
Accrued directors' expenses	3		2	3
Accrued index license fees	–		142	–
Accrued professional fees	23		46	21
Accrued other expenses	34		23	42
Cash overdraft	–		1	228
Deposits from counterparty	–		–	–
Payables:
Fund shares redeemed	4,462		359	1,459
Investment securities purchased	33,455		2,049	1,554
Variation margin on futures	–		20	–
Total Liabilities	38,576		2,877	4,124
Net Assets Applicable to Outstanding Shares	$903,897		$1,078,960	$1,010,760
Net Assets Consist of:
Capital shares and additional paid-in-capital	$734,503		$919,934	$817,983
Accumulated undistributed (overdistributed) net investment income (loss)	(496)		(5,283)	(11,791)
Accumulated undistributed (overdistributed) net realized gain (loss)	42,839		1,809	31,026
Net unrealized appreciation (depreciation) of investments	126,972		162,368	173,472
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	79		132	70
Total Net Assets	$903,897		$1,078,960	$1,010,760
Capital Stock (par value: $.01 per share):
Shares authorized	650,000		500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$4,991		N/A	$4,947
Shares Issued and Outstanding	393			394
Net Asset Value per share	$12.71			$12.57
Maximum Offering Price	$13.45			$13.30
Class C: Net Assets	$2,215		N/A	N/A
Shares Issued and Outstanding	176
Net Asset Value per share	$12.61	(a)
Institutional: Net Assets	$896,691		$55,808	$4,261
Shares Issued and Outstanding	69,992		5,170	338
Net Asset Value per share	$12.81		$10.79	$12.62
R-1: Net Assets	N/A		$942	N/A
Shares Issued and Outstanding			90
Net Asset Value per share			$10.47
R-2: Net Assets	N/A		$894	N/A
Shares Issued and Outstanding			83
Net Asset Value per share			$10.77
R-3: Net Assets	N/A		$19,689	N/A
Shares Issued and Outstanding			1,856
Net Asset Value per share			$10.61
R-4: Net Assets	N/A		$12,618	N/A
Shares Issued and Outstanding			1,177
Net Asset Value per share			$10.72
R-5: Net Assets	N/A		$21,097	N/A
Shares Issued and Outstanding			1,964
Net Asset Value per share			$10.74
R-6: Net Assets	N/A		$967,912	$1,001,552
Shares Issued and Outstanding			89,696	79,047
Net Asset Value per share			$10.79	$12.67

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2018 (unaudited)

	Multi-Manager
	Equity Long/Short	Opportunistic		Origin Emerging
Amounts in thousands, except per share amounts	Fund	Municipal Fund		Markets Fund
Investment in securities--at cost	$284,759	$124,476		$488,454
Investment in affiliated Funds--at cost	$78,983	$–		$18,744
Foreign currency--at cost	$166	$–		$21
Assets
Investment in securities--at value	$305,586	$125,366		$710,030
Investment in affiliated Funds--at value	78,983	–		18,744
Foreign currency--at value	148	–		21
Cash	127	14		–
Deposits with counterparty	103,218	–		1,706
Receivables:
Dividends and interest	980	1,393		2,113
Expense reimbursement from Manager	13	2		14
Foreign currency contracts	1,861	–		–
Fund shares sold	–	448		81
Investment securities sold	29,427	–		24,644
OTC swap agreements--at value (premiums paid $0, $0 and $0)	6,415	–		–
Variation margin on futures	137	–		–
Prepaid transfer agent fees	–	2		–
Total Assets	526,895	127,225		757,353
Liabilities
Accrued management and investment advisory fees	428	47		688
Accrued distribution fees	–	14		1
Accrued transfer agent fees	1	–		1
Accrued directors' expenses	2	1		1
Accrued professional fees	21	21		10
Accrued other expenses	28	13		51
Deposits from counterparty	200	–		–
Payables:
Dividends payable	–	355		–
Dividends and interest on securities sold short	160	–		–
Foreign currency contracts	325	–		–
Fund shares redeemed	128	356		893
Interest expense and fees payable	–	31		–
Investment securities purchased	28,124	468		8,465
Short sales (proceeds received $127,133, $0 and $0)	136,286	–		–
OTC swap agreements--at value (premiums received $0, $0 and $0)	261	–		–
Variation margin on futures	454	–		304
Floating rate notes issued	–	6,248		–
Total Liabilities	166,418	7,554		10,414
Net Assets Applicable to Outstanding Shares	$360,477	$119,671		$746,939
Net Assets Consist of:
Capital shares and additional paid-in-capital	$333,092	$120,442		$641,474
Accumulated undistributed (overdistributed) net investment income (loss)	(3,297)	547		(1,034)
Accumulated undistributed (overdistributed) net realized gain (loss)	10,537	(2,208)		(115,222)
Net unrealized appreciation (depreciation) of investments	18,540	890		221,778
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1,605	–		(57)
Total Net Assets	$360,477	$119,671		$746,939
Capital Stock (par value: $.01 per share):
Shares authorized	400,000	550,000		550,000
Net Asset Value Per Share:
Class A: Net Assets	$415	$45,009		$4,758
Shares Issued and Outstanding	39	4,275		365
Net Asset Value per share	$10.77	$10.53		$13.04
Maximum Offering Price	$11.40	$10.94		$13.80
Class C: Net Assets	N/A	$7,658		N/A
Shares Issued and Outstanding		728
Net Asset Value per share		$10.52	(a)
Institutional: Net Assets	$103	$67,004		$42,926
Shares Issued and Outstanding	9	6,362		3,335
Net Asset Value per share	$10.81	$10.53		$12.87
R-6: Net Assets	$359,959	N/A		$699,255
Shares Issued and Outstanding	33,273			54,315
Net Asset Value per share	$10.82			$12.87

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2018 (unaudited)

	Preferred Securities		Real Estate	Real Estate Debt
Amounts in thousands, except per share amounts and Real Estate Allocation Fund	Fund		Allocation Fund	Income Fund
Investment in securities--at cost	$5,397,109		$–	$191,491
Investment in affiliated Funds--at cost	$37,030		$1,680,069	$5,235
Investment in affiliated securities--at cost	$120,075		$–	$–
Assets
Investment in securities--at value	$5,659,860		$–	$185,754
Investment in affiliated Funds--at value	37,030		1,649,474	5,235
Investment in affiliated securities--at value	111,934		–	–
Deposits with counterparty	1,567		–	–
Receivables:
Dividends and interest	79,271		–	1,119
Expense reimbursement from Manager	2		4,852	5
Expense reimbursement from Distributor	1		–	–
Fund shares sold	8,838		–	2
Investment securities sold	13,937		–	–
Prepaid expenses	–		6,393	8
Total Assets	5,912,440		1,660,719	192,123
Liabilities
Accrued management and investment advisory fees	3,160		–	80
Accrued administrative service fees	1		–	–
Accrued distribution fees	683		228	–
Accrued service fees	2		–	–
Accrued transfer agent fees	600		958	2
Accrued directors' expenses	2		1,102	1
Accrued professional fees	28		13,948	21
Accrued other expenses	106		–	–
Cash overdraft	107		–	–
Deposits from counterparty	–		–	–
Payables:
Fund shares redeemed	8,539		–	238
Investment securities purchased	–		–	3,114
Options and swaptions contracts written (premiums received $5,439, $0 and $0)	4,068		–	–
Total Liabilities	17,296		16,234	3,456
Net Assets Applicable to Outstanding Shares	$5,895,144		$1,644,485	$188,667
Net Assets Consist of:
Capital shares and additional paid-in-capital	$5,582,615		$1,662,429	$195,138
Accumulated undistributed (overdistributed) net investment income (loss)	47,918		3,889	179
Accumulated undistributed (overdistributed) net realized gain (loss)	8,630		8,762	(913)
Net unrealized appreciation (depreciation) of investments	255,981		(30,595)	(5,737)
Total Net Assets	$5,895,144		$1,644,485	$188,667
Capital Stock (par value: $.01 per share):
Shares authorized	2,400,000		200,000,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$698,411		$1,173,907	$1,265
Shares Issued and Outstanding	67,860		119,501	134
Net Asset Value per share	$10.29		$9.82	$9.47
Maximum Offering Price	$10.69		$10.39	$9.84
Class C: Net Assets	$701,895		N/A	N/A
Shares Issued and Outstanding	68,290
Net Asset Value per share	$10.28	(a)
Class J: Net Assets	$49,702		N/A	N/A
Shares Issued and Outstanding	4,959
Net Asset Value per share	$10.02	(a)
Class T: Net Assets	$65		N/A	N/A
Shares Issued and Outstanding	6
Net Asset Value per share	$10.22
Maximum Offering Price	$10.48
Institutional: Net Assets	$3,913,193		$470,578	$1,840
Shares Issued and Outstanding	382,799		47,336	196
Net Asset Value per share	$10.22		$9.94	$9.37
R-1: Net Assets	$1,108		N/A	N/A
Shares Issued and Outstanding	109
Net Asset Value per share	$10.17
R-2: Net Assets	$1,759		N/A	N/A
Shares Issued and Outstanding	174
Net Asset Value per share	$10.11
R-3: Net Assets	$2,664		N/A	N/A
Shares Issued and Outstanding	262
Net Asset Value per share	$10.15
R-4: Net Assets	$1,343		N/A	N/A
Shares Issued and Outstanding	133
Net Asset Value per share	$10.13
R-5: Net Assets	$3,515		N/A	N/A
Shares Issued and Outstanding	345
Net Asset Value per share	$10.18
R-6: Net Assets	$521,489		N/A	$185,562
Shares Issued and Outstanding	51,040			19,798
Net Asset Value per share	$10.22			$9.37

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2018

	Small-MidCap
	Dividend Income		SystematEx	SystematEx Large
Amounts in thousands, except per share amounts	Fund		International Fund	Value Fund
Investment in securities--at cost	$2,444,958		$76,794	$8,127
Investment in affiliated Funds--at cost	$84,703		$175	$4
Foreign currency--at cost	$236		$–	$–
Assets
Investment in securities--at value	$2,745,122		$89,990	$10,052
Investment in affiliated Funds--at value	84,703		175	4
Foreign currency--at value	233		–	–
Receivables:
Dividends and interest	4,605		322	27
Expense reimbursement from Manager	–		8	3
Fund shares sold	5,134		–	–
Investment securities sold	39,101		–	–
Total Assets	2,878,898		90,495	10,086
Liabilities
Accrued management and investment advisory fees	1,731		43	3
Accrued distribution fees	178		–	–
Accrued transfer agent fees	564		–	–
Accrued custodian fees	–		12	–
Accrued directors' expenses	5		1	1
Accrued professional fees	20		32	16
Accrued registration fees	–		8	5
Accrued other expenses	139		–	1
Deposits from counterparty	–		–	–
Payables:
Expense reimbursement to Manager	6		–	–
Fund shares redeemed	3,238		–	–
Investment securities purchased	5,744		–	–
Total Liabilities	11,625		96	26
Net Assets Applicable to Outstanding Shares	$2,867,273		$90,399	$10,060
Net Assets Consist of:
Capital shares and additional paid-in-capital	$2,337,667		$76,039	$7,935
Accumulated undistributed (overdistributed) net investment income (loss)	14,666		(400)	27
Accumulated undistributed (overdistributed) net realized gain (loss)	214,778		1,553	173
Net unrealized appreciation (depreciation) of investments	300,164		13,196	1,925
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(2)		11	–
Total Net Assets	$2,867,273		$90,399	$10,060
Capital Stock (par value: $.01 per share):
Shares authorized	1,900,000		200,000	100,000
Net Asset Value Per Share:
Class A: Net Assets	$212,391		N/A	N/A
Shares Issued and Outstanding	12,844
Net Asset Value per share	$16.54
Maximum Offering Price	$17.50
Class C: Net Assets	$171,984		N/A	N/A
Shares Issued and Outstanding	10,493
Net Asset Value per share	$16.39	(a)
Institutional: Net Assets	$2,387,934		$571	N/A
Shares Issued and Outstanding	143,707		47
Net Asset Value per share	$16.62		$12.23
R-6: Net Assets	$94,964		$89,828	$10,060
Shares Issued and Outstanding	5,711		7,285	764
Net Asset Value per share	$16.63		$12.33	$13.16

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2018 (unaudited)

		Bond Market Index	Diversified Real
Amounts in thousands	Blue Chip Fund	Fund	Asset Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$15	$209	$253
Dividends	9,294	332	30,170
Withholding tax	(203)	–	(888)
Interest	–	21,240	27,039
Total Income	9,106	21,781	56,574
Expenses:
Management and investment advisory fees	7,740	2,283	16,532
Distribution fees - Class A	108	N/A	126
Distribution fees - Class C	234	N/A	119
Distribution fees - Class J	26	22	N/A
Distribution fees - R-1	N/A	3	N/A
Distribution fees - R-2	N/A	4	N/A
Distribution fees - R-3	8	21	–
Distribution fees - R-4	1	21	–
Administrative service fees - R-1	N/A	3	N/A
Administrative service fees - R-2	N/A	2	N/A
Administrative service fees - R-3	2	6	–
Administrative service fees - R-4	–	6	–
Administrative service fees - R-5	1	1	–
Registration fees - Class A	10	N/A	13
Registration fees - Class C	9	N/A	7
Registration fees - Class J	14	7	N/A
Registration fees - Class T	10	N/A	N/A
Registration fees - Institutional	12	6	21
Registration fees - R-6	11	N/A	14
Service fees - R-1	N/A	2	N/A
Service fees - R-2	N/A	3	N/A
Service fees - R-3	8	22	–
Service fees - R-4	1	52	–
Service fees - R-5	8	28	–
Shareholder reports - Class A	5	N/A	30
Shareholder reports - Class C	2	N/A	4
Shareholder reports - Class J	3	6	N/A
Shareholder reports - Institutional	1	–	157
Shareholder reports - R-6	–	N/A	1
Transfer agent fees - Class A	51	N/A	88
Transfer agent fees - Class C	31	N/A	27
Transfer agent fees - Class J	20	29	N/A
Transfer agent fees - Class T	4	N/A	N/A
Transfer agent fees - Institutional	11	19	1,483
Chief compliance officer fees	1	2	3
Custodian fees	2	16	137
Directors' expenses	15	16	35
Professional fees	14	20	67
Other expenses	19	3	29
Total Gross Expenses	8,382	2,603	18,893
Less: Reimbursement from Manager	–	804	512
Less: Reimbursement from Manager - Class A	–	N/A	37
Less: Reimbursement from Manager - Class C	–	N/A	18
Less: Reimbursement from Manager - Class T	14	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	–	848
Less: Reimbursement from Distributor - Class J	5	4	N/A
Total Net Expenses	8,363	1,795	17,478
Net Investment Income (Loss)	743	19,986	39,096

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	75,574	(3,946)	116,035
Foreign currency contracts	–	–	(2,156)
Foreign currency transactions	–	–	(396)
Futures contracts	–	–	13,512
Options and swaptions	–	–	139
Short sales	–	34	–
Swap agreements	–	–	13,961
Net change in unrealized appreciation/depreciation of:
Investments	212,496	(57,336)	(125,275)
Foreign currency contracts	–	–	(1,824)
Futures contracts	–	–	(4,111)
Options and swaptions	–	–	52
Short sales	–	11	–
Swap agreements	–	–	(4,837)
Translation of assets and liabilities in foreign currencies	–	–	(9)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	288,070	(61,237)	5,091
Net Increase (Decrease) in Net Assets Resulting from Operations	$288,813	$(41,251)	$44,187

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2018 (unaudited)

	Dynamic Floating
	Rate High Income		Global Multi-
Amounts in thousands	Fund	EDGE MidCap Fund	Strategy Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$2	$33	$984
Dividends	11	3,858	10,653
Withholding tax	–	(7)	(273)
Interest	251	–	31,262
Total Income	264	3,884	42,626
Expenses:
Management and investment advisory fees	34	1,669	21,681
Distribution fees - Class A	4	N/A	94
Distribution fees - Class C	N/A	N/A	235
Registration fees - Class A	9	N/A	9
Registration fees - Class C	N/A	N/A	9
Registration fees - Institutional	9	9	40
Registration fees - R-6	N/A	13	12
Shareholder reports - Class A	1	N/A	11
Shareholder reports - Class C	N/A	N/A	5
Shareholder reports - Institutional	–	–	76
Transfer agent fees - Class A	6	N/A	43
Transfer agent fees - Class C	N/A	N/A	31
Transfer agent fees - Institutional	–	1	376
Chief compliance officer fees	–	–	2
Custodian fees	1	–	170
Directors' expenses	1	3	25
Dividends and interest on securities sold short	–	–	1,307
Professional fees	22	12	105
Other expenses	1	2	139
Reverse repurchase agreement interest expense	–	–	1,275
Total Gross Expenses	88	1,709	25,645
Less: Reimbursement from Manager	–	–	555
Less: Reimbursement from Manager - Class A	20	N/A	–
Less: Reimbursement from Manager - Institutional	22	8	3
Less: Reimbursement from Manager - R-6	N/A	–	69
Total Net Expenses	46	1,701	25,018
Net Investment Income (Loss)	218	2,183	17,608

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	4	4,051	89,809
Foreign currency contracts	–	–	(12,547)
Foreign currency transactions	–	–	(226)
Futures contracts	–	–	55
Options and swaptions	–	–	2,318
Short sales	–	–	(14,757)
Swap agreements	–	–	(6,257)
Net change in unrealized appreciation/depreciation of:
Investments	56	19,219	(23,964)
Foreign currency contracts	–	–	(8,091)
Futures contracts	–	–	315
Options and swaptions	–	–	(210)
Short sales	–	–	(4,090)
Swap agreements	–	–	(6,116)
Translation of assets and liabilities in foreign currencies	–	–	(388)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	60	23,270	15,851
Net Increase (Decrease) in Net Assets Resulting from Operations	$278	$25,453	$33,459

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2018 (unaudited)

	Global Opportunities	International Equity	International Small
Amounts in thousands	Fund	Index Fund	Company Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$6	$10	$37
Dividends	7,912	9,979	6,338
Withholding tax	(313)	(681)	(580)
Total Income	7,605	9,308	5,795
Expenses:
Management and investment advisory fees	3,916	1,343	5,314
Distribution fees - Class A	6	N/A	5
Distribution fees - Class C	10	N/A	N/A
Distribution fees - R-1	N/A	1	N/A
Distribution fees - R-2	N/A	1	N/A
Distribution fees - R-3	N/A	25	N/A
Distribution fees - R-4	N/A	7	N/A
Administrative service fees - R-1	N/A	1	N/A
Administrative service fees - R-2	N/A	1	N/A
Administrative service fees - R-3	N/A	7	N/A
Administrative service fees - R-4	N/A	2	N/A
Administrative service fees - R-5	N/A	1	N/A
Registration fees - Class A	8	N/A	8
Registration fees - Class C	7	N/A	N/A
Registration fees - Institutional	10	10	4
Registration fees - R-6	N/A	12	11
Service fees - R-1	N/A	1	N/A
Service fees - R-2	N/A	1	N/A
Service fees - R-3	N/A	25	N/A
Service fees - R-4	N/A	17	N/A
Service fees - R-5	N/A	32	N/A
Shareholder reports - Class A	1	N/A	1
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	10	N/A	8
Transfer agent fees - Class C	7	N/A	N/A
Transfer agent fees - Institutional	1	18	2
Chief compliance officer fees	1	1	1
Custodian fees	45	97	73
Directors' expenses	11	9	9
Index license fees	–	152	–
Professional fees	30	38	18
Other expenses	11	11	9
Total Gross Expenses	4,074	1,814	5,463
Less: Reimbursement from Manager - Class A	9	N/A	11
Less: Reimbursement from Manager - Class C	11	N/A	N/A
Less: Reimbursement from Manager - Institutional	65	11	5
Less: Reimbursement from Manager - R-6	N/A	190	16
Total Net Expenses	3,989	1,613	5,431
Net Investment Income (Loss)	3,616	7,695	364

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	54,449	16,583	49,886
Foreign currency transactions	(161)	63	(30)
Futures contracts	–	965	–
Net change in unrealized appreciation/depreciation of:
Investments	12,702	38,046	38,542
Futures contracts	–	(195)	–
Translation of assets and liabilities in foreign currencies	65	18	32
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	67,055	55,480	88,430
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,671	$63,175	$88,794

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2018 (unaudited)

	Multi-Manager
	Equity Long/Short	Opportunistic	Origin Emerging
Amounts in thousands	Fund	Municipal Fund	Markets Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$195	$ –	$38
Dividends	2,138	2	4,269
Withholding tax	(51)	–	(656)
Interest	161	2,901	4
Total Income	2,443	2,903	3,655
Expenses:
Management and investment advisory fees	2,665	296	4,386
Distribution fees - Class A	–	53	5
Distribution fees - Class C	N/A	55	N/A
Registration fees - Class A	8	9	8
Registration fees - Class C	N/A	8	N/A
Registration fees - Institutional	13	15	14
Registration fees - R-6	8	N/A	8
Shareholder reports - Class A	–	1	–
Shareholder reports - Institutional	–	1	–
Transfer agent fees - Class A	5	9	6
Transfer agent fees - Class C	N/A	8	N/A
Transfer agent fees - Institutional	–	10	6
Chief compliance officer fees	–	–	1
Custodian fees	58	1	96
Directors' expenses	4	2	7
Dividends and interest on securities sold short	948	–	–
Interest expense and fees	–	54	–
Professional fees	16	17	17
Other expenses	4	4	5
Total Gross Expenses	3,729	543	4,559
Less: Reimbursement from Manager - Class A	13	–	10
Less: Reimbursement from Manager - Class C	N/A	10	N/A
Less: Reimbursement from Manager - Institutional	14	–	15
Less: Reimbursement from Manager - R-6	56	N/A	59
Total Net Expenses	3,646	533	4,475
Net Investment Income (Loss)	(1,203)	2,370	(820)

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	21,141	160	49,343
Foreign currency contracts	(1,214)	–	–
Foreign currency transactions	(352)	–	(116)
Futures contracts	2,712	–	2,168
Short sales	(7,217)	–	–
Swap agreements	2,859	–	–
Net change in unrealized appreciation/depreciation of:
Investments	4,788	(1,708)	32,647
Foreign currency contracts	1,752	–	–
Futures contracts	(174)	–	(713)
Short sales	(2,185)	–	–
Swap agreements	1,921	–	–
Translation of assets and liabilities in foreign currencies	40	–	(59)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	24,071	(1,548)	83,270
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,868	$822	$82,450

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2018 (unaudited)

	Preferred Securities	Real Estate	Real Estate Debt
Amounts in thousands, except Real Estate Allocation Fund	Fund	Allocation Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$284	$32,192	$12
Dividends from affiliated securities	4,570	–	–
Dividends	37,204	–	8
Interest	130,782	–	3,778
Total Income	172,840	32,192	3,798
Expenses:
Management and investment advisory fees	20,621	N/A	510
Distribution fees - Class A	889	1,503	2
Distribution fees - Class C	3,642	N/A	N/A
Distribution fees - Class J	39	N/A	N/A
Distribution fees - R-1	2	N/A	N/A
Distribution fees - R-2	3	N/A	N/A
Distribution fees - R-3	3	N/A	N/A
Distribution fees - R-4	1	N/A	N/A
Administrative service fees - R-1	2	N/A	N/A
Administrative service fees - R-2	2	N/A	N/A
Administrative service fees - R-3	1	N/A	N/A
Registration fees - Class A	22	8,386	8
Registration fees - Class C	13	N/A	N/A
Registration fees - Class J	7	N/A	N/A
Registration fees - Class T	11	N/A	N/A
Registration fees - Institutional	101	8,203	13
Registration fees - R-6	8	N/A	8
Service fees - R-1	2	N/A	N/A
Service fees - R-2	2	N/A	N/A
Service fees - R-3	3	N/A	N/A
Service fees - R-4	2	N/A	N/A
Service fees - R-5	5	N/A	N/A
Shareholder reports - Class A	39	521	–
Shareholder reports - Class C	30	N/A	N/A
Shareholder reports - Class J	7	N/A	N/A
Shareholder reports - Institutional	104	22	–
Transfer agent fees - Class A	332	6,196	6
Transfer agent fees - Class C	356	N/A	N/A
Transfer agent fees - Class J	29	N/A	N/A
Transfer agent fees - Class T	3	N/A	N/A
Transfer agent fees - Institutional	1,461	185	1
Chief compliance officer fees	4	1	–
Custodian fees	21	–	1
Directors' expenses	48	1,150	3
Professional fees	21	9,317	17
Other expenses	27	606	1
Total Gross Expenses	27,863	36,090	570
Less: Reimbursement from Manager - Class A	–	21,956	13
Less: Reimbursement from Manager - Class T	15	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	10,851	13
Less: Reimbursement from Manager - R-6	–	N/A	11
Less: Reimbursement from Distributor - Class J	8	N/A	N/A
Total Net Expenses	27,840	3,283	533
Net Investment Income (Loss)	145,000	28,909	3,265

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	(58,907)	–	(511)
Investment transactions in affiliated Funds	–	(666)	–
Futures contracts	38,581	–	–
Options and swaptions	37,844	–	–
Capital gain distribution received from affiliated Funds	–	12,400	–
Net change in unrealized appreciation/depreciation of:
Investments	(144,923)	–	(6,470)
Investments in affiliated Funds	–	(67,792)	–
Investment in affiliated securities	(4,366)	–	–
Options and swaptions	848	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(130,923)	(56,058)	(6,981)
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,077	$(27,149)	$(3,716)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2018 (unaudited)

	Small-MidCap
	Dividend Income	SystematEx	SystematEx Large
Amounts in thousands	Fund	International Fund	Value Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds	$150	$1	$–
Dividends	47,983	746	111
Withholding tax	(454)	(40)	–
Interest	2	–	–
Total Income	47,681	707	111
Expenses:
Management and investment advisory fees	12,217	252	20
Distribution fees - Class A	286	N/A	N/A
Distribution fees - Class C	905	N/A	N/A
Registration fees - Class A	12	N/A	N/A
Registration fees - Class C	10	N/A	N/A
Registration fees - Institutional	71	8	N/A
Registration fees - R-6	9	9	10
Shareholder reports - Class A	16	N/A	N/A
Shareholder reports - Class C	12	N/A	N/A
Shareholder reports - Institutional	108	–	N/A
Transfer agent fees - Class A	143	N/A	N/A
Transfer agent fees - Class C	108	N/A	N/A
Transfer agent fees - Institutional	955	–	N/A
Chief compliance officer fees	2	–	–
Custodian fees	7	15	1
Directors' expenses	29	2	1
Professional fees	15	29	12
Other expenses	16	2	–
Total Gross Expenses	14,921	317	44
Less: Reimbursement from Manager - Class A	32	N/A	N/A
Less: Reimbursement from Manager - Class C	18	N/A	N/A
Less: Reimbursement from Manager - Institutional	–	9	N/A
Less: Reimbursement from Manager - R-6	–	47	24
Total Net Expenses	14,871	261	20
Net Investment Income (Loss)	32,810	446	91

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	269,477	2,431	233
Foreign currency transactions	(2)	(3)	–
Net change in unrealized appreciation/depreciation of:
Investments	(128,121)	1,751	528
Investment in affiliated securities	3,716	–	–
Translation of assets and liabilities in foreign currencies	(3)	4	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	145,067	4,183	761
Net Increase (Decrease) in Net Assets Resulting from Operations	$177,877	$4,629	$852

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Blue Chip Fund

										Period Ended		Year Ended
										February 28, 2018		August 31, 2017
Operations
Net investment income (loss)										$	743	$11,988
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											75,574	64,524
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											212,496	215,297
		Net Increase (Decrease) in Net Assets Resulting from Operations									288,813	291,809

Dividends and Distributions to Shareholders
From net investment income											(491)	(6,795)
From net realized gain on investments											(66,381)	(8,486)
							Total Dividends and Distributions				(66,872)	(15,281)

Capital Share Transactions
Net increase (decrease) in capital share transactions											799,928	148,658
						Total Increase (Decrease) in Net Assets					1,021,869	425,186

Net Assets
Beginning of period											1,758,258	1,333,072
End of period (including undistributed net investment income as set forth below)											$2,780,127	$1,758,258
Undistributed (overdistributed) net investment income (loss)										$	2,490	$2,238
	Class A	Class C			Class J	Class P(a)	Class T	Institutional	R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$34,236	$14,908			$10,834	N/A	$5	$41,744	$596	$190	$2,791	$904,793
Issued in acquisitions	–	–			37,751	N/A	–	432,514	6,762	1,306	6,627	–
Reinvested	2,403	1,334			1,139	N/A	–	2,130	200	38	197	59,364
Redeemed	(8,518)	(3,171)			(5,619)	N/A	–	(446,190)	(1,085)	(231)	(2,167)	(294,953)
Net Increase (Decrease)	$28,121	$13,071			$44,105	N/A	$5	$30,198	$6,473	$1,303	$7,448	$669,204
Shares:
Sold	1,608	719			501	N/A	–	1,934	27	9	129	42,932
Issued in acquisitions	–	–			1,855	N/A	–	21,244	334	64	326	–
Reinvested	115	66			54	N/A	–	101	10	2	10	2,805
Redeemed	(402)	(154)			(261)	N/A	–	(21,781)	(51)	(11)	(100)	(13,963)
Net Increase (Decrease)	1,321	631			2,149	N/A	–	1,498	320	64	365	31,774
Year Ended August 31, 2017(b),(c)
Dollars:
Sold	$37,173	$18,709	$		N/A	$18,679	$10	$381,672	$309	$75	$79	$1,630,602
Reinvested	210	143			N/A	181	–	14,736	–	–	–	–
Redeemed	(11,281)	(5,385)			N/A	(39,436)	–	(1,784,271)	–	(63)	(13)	(113,471)
Net Increase (Decrease)	$26,102	$13,467	$		N/A	$(20,576)	$10	$(1,387,863)	$309	$12	$66	$1,517,131
Shares:
Sold	2,063	1,069			N/A	1,048	1	21,899	16	4	4	84,553
Reinvested	12	8			N/A	10	–	858	–	–	–	–
Redeemed	(643)	(308)			N/A	(2,089)	–	(93,549)	–	(3)	(1)	(5,833)
Net Increase (Decrease)	1,432	769			N/A	(1,031)	1	(70,792)	16	1	3	78,720

Distributions:
Period Ended February 28, 2018
From net investment income	$–	$–			$–	N/A	$–	$(17)	$–	$–	$–	$(474)
From net realized gain on
investments	(2,425)	(1,337)			(1,142)	N/A	–	(2,152)	(200)	(38)	(197)	(58,890)
Total Dividends and Distributions $	(2,425)	$(1,337)			$(1,142)	N/A	$–	$(2,169)	$(200)	$(38)	$(197)	$ (59,364)
Year Ended August 31, 2017(b),(c)
From net investment income	$–	$–	$		N/A	$(68)	$–	$(6,727)	$–	$–	$–	$–
From net realized gain on
investments	(212)	(143)			N/A	(114)	–	(8,017)	–	–	–	–
Total Dividends and Distributions $	(212)	$(143)		$	N/A	$(182)	$–	$(14,744)	$–	$–	$–	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.
(c)	Period from June 12, 2017, date operations commenced, through August 31, 2017 for Class T shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													Bond Market Index Fund

													Period Ended	Year Ended
													February 28, 2018	August 31, 2017
Operations
Net investment income (loss)													$19,986	$35,979
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													(3,912)	(5,594)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													(57,325)	(22,227)
			Net Increase (Decrease) in Net Assets Resulting from Operations										(41,251)	8,158

Dividends and Distributions to Shareholders
From net investment income													(43,188)	(32,649)
From net realized gain on investments													–	(225)
								Total Dividends and Distributions					(43,188)	(32,874)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(118,508)	168,780
						Total Increase (Decrease) in Net Assets							(202,947)	144,064

Net Assets
Beginning of period													1,916,968	1,772,904
End of period (including undistributed net investment income as set forth below)													$1,714,021	$1,916,968
Undistributed (overdistributed) net investment income (loss)													$4,303	$27,505
	Class J		Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$3,085		$144,916	$563		$800		$3,887		$2,454		$4,179
Reinvested	597		40,855	29		38		328		834		507
Redeemed	(3,765)		(297,233)	(921)		(922)		(4,480)		(3,335)		(10,924)
Net Increase (Decrease)	$(83	) $	(111,462)	$(329	) $	(84	) $	(265	) $	(47	) $	(6,238)
Shares:
Sold	286		13,071	52		74		360		227		385
Reinvested	56		3,755	3		4		31		78		47
Redeemed	(351)		(27,047)	(85)		(84)		(418)		(309)		(1,010)
Net Increase (Decrease)	(9)		(10,221)	(30)		(6)		(27)		(4)		(578)
Year Ended August 31, 2017
Dollars:
Sold	$6,285		$506,101	$684		$1,741		$7,089		$9,651		$12,111
Reinvested	381		31,229	20		30		229		511		474
Redeemed	(9,557)		(367,332)	(427)		(1,721)		(6,912)		(4,230)		(17,577)
Net Increase (Decrease)	$(2,891	) $	169,998	$277		$50		$406		$5,932		$(4,992)
Shares:
Sold	577		45,955	64		161		657		895		1,111
Reinvested	36		2,902	2		3		21		48		45
Redeemed	(882)		(33,339)	(40)		(160)		(640)		(391)		(1,633)
Net Increase (Decrease)	(269)		15,518	26		4		38		552		(477)

Distributions:
Period Ended February 28, 2018
From net investment income	$(597	) $	(40,855)	$(29	) $	(38	) $	(328	) $	(834	) $	(507)
From net realized gain on
investments	–		–	–		–		–		–		–
Total Dividends and Distributions $	(597	) $	(40,855)	$(29	) $	(38	) $	(328	) $	(834	) $	(507)
Year Ended August 31, 2017
From net investment income	$(377	) $	(31,018)	$(20	) $	(30	) $	(227	) $	(507	) $	(470)
From net realized gain on
investments	(4)		(211)	–		–		(2)		(4)		(4)
Total Dividends and Distributions $	(381	) $	(31,229)	$(20	) $	(30	) $	(229	) $	(511	) $	(474)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands											Diversified Real Asset Fund(a)

											Period Ended	Year Ended
											February 28, 2018	August 31, 2017
Operations
Net investment income (loss)											$39,096	$84,382
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements											141,095	56,922
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies											(136,004)	142,396
			Net Increase (Decrease) in Net Assets Resulting from Operations								44,187	283,700

Dividends and Distributions to Shareholders
From net investment income											(89,016)	(96,628)
								Total Dividends and Distributions			(89,016)	(96,628)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(151,957)	400,632
						Total Increase (Decrease) in Net Assets					(196,786)	587,704

Net Assets
Beginning of period											4,303,892	3,716,188
End of period (including undistributed net investment income as set forth below)											$4,107,106	$4,303,892
Undistributed (overdistributed) net investment income (loss)											$9,695	$59,615
	Class A		Class C		Class P(b)	Institutional		R-3	R-4	R-5	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$16,216		$1,915		N/A	$381,263		$69	$–	$–	$295,098
Reinvested	1,782		241		N/A	54,147		–	–	–	31,163
Redeemed	(31,300)		(3,275)		N/A	(464,004)		(3)	–	–	(435,269)
Net Increase (Decrease)	$(13,302	) $	(1,119)		N/A	$(28,594	) $	66	$–	$–	$(109,008)
Shares:
Sold	1,380		166		N/A	32,613		6	–	–	25,191
Reinvested	154		21		N/A	4,672		–	–	–	2,689
Redeemed	(2,693)		(287)		N/A	(39,733)		–	–	–	(37,216)
Net Increase (Decrease)	(1,159)		(100)		N/A	(2,448)		6	–	–	(9,336)
Year Ended August 31, 2017
Dollars:
Sold	$72,569		$2,941		$84,028	$ 1,304,280		$13	$–	$–	$1,535,262
Reinvested	4,231		310		2,521	85,946		–	–	–	714
Redeemed	(175,184)		(10,801)		(238,865)	(2,219,569)		(9)	–	–	(47,755)
Net Increase (Decrease)	$(98,384	) $	(7,550)		$ (152,316)	$ (829,343)		$4	$–	$–	$1,488,221
Shares:
Sold	6,556		271		7,597	117,575		1	–	–	137,106
Reinvested	394		29		234	7,995		–	–	–	66
Redeemed	(15,756)		(993)		(21,397)	(198,751)		(1)	–	–	(4,209)
Net Increase (Decrease)	(8,806)		(693)		(13,566)	(73,181)		–	–	–	132,963

Distributions:
Period Ended February 28, 2018
From net investment income	$(1,822	) $	(272)		N/A	$(55,759	) $	–	$–	$–	$(31,163)
From net realized gain on
investments	–		–		N/A	–		–	–	–	–
Total Dividends and Distributions $	(1,822	) $	(272)		N/A	$(55,759	) $	–	$–	$–	$(31,163)
Year Ended August 31, 2017
From net investment income	$(4,313	) $	(369	) $	(3,760)	$(87,472	) $	–	$–	$–	$(714)
From net realized gain on
investments	–		–		–	–		–	–	–	–
Total Dividends and Distributions $	(4,313	) $	(369	) $	(3,760)	$(87,472	) $	–	$–	$–	$(714)

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

				Dynamic Floating Rate High Income
Amounts in thousands				Fund

				Period Ended	Year Ended
				February 28, 2018	August 31, 2017
Operations
Net investment income (loss)				$218	$649
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				4	196
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				56	10
			Net Increase (Decrease) in Net Assets Resulting from Operations	278	855

Dividends and Distributions to Shareholders
From net investment income				(214)	(635)
			Total Dividends and Distributions	(214)	(635)

Capital Share Transactions
Net increase (decrease) in capital share transactions				1,534	(4,364)
			Total Increase (Decrease) in Net Assets	1,598	(4,144)

Net Assets
Beginning of period				10,022	14,166
End of period (including undistributed net investment income as set forth below)				$11,620	$10,022
Undistributed (overdistributed) net investment income (loss)				$9	$5
	Class A		Institutional
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$1,601		$107
Reinvested	33		3
Redeemed	(181)		(29)
Net Increase (Decrease)	$1,453		$81
Shares:
Sold	172		12
Reinvested	4		–
Redeemed	(20)		(3)
Net Increase (Decrease)	156		9
Year Ended August 31, 2017
Dollars:
Sold	$704		$67
Reinvested	27		2
Redeemed	(5,154)		(10)
Net Increase (Decrease)	$(4,423	) $	59
Shares:
Sold	76		8
Reinvested	3		–
Redeemed	(554)		(1)
Net Increase (Decrease)	(475)		7

Distributions:
Period Ended February 28, 2018
From net investment income	$(72	) $	(142)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(72	) $	(142)
Year Ended August 31, 2017
From net investment income	$(314	) $	(321)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(314	) $	(321)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands			EDGE MidCap Fund

			Period Ended	Year Ended
			February 28, 2018	August 31, 2017
Operations
Net investment income (loss)			$2,183	$2,942
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			4,051	10,894
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			19,219	9,491
		Net Increase (Decrease) in Net Assets Resulting from Operations	25,453	23,327

Dividends and Distributions to Shareholders
From net investment income			(2,352)	(2,484)
From net realized gain on investments			(5,249)	(10,154)
		Total Dividends and Distributions	(7,601)	(12,638)

Capital Share Transactions
Net increase (decrease) in capital share transactions			298,991	(15,183)
		Total Increase (Decrease) in Net Assets	316,843	(4,494)

Net Assets
Beginning of period			288,121	292,615
End of period (including undistributed net investment income as set forth below)			$604,964	$288,121
Undistributed (overdistributed) net investment income (loss)			$785	$954
	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$3,473	$288,951
Reinvested	47	7,552
Redeemed	(158)	(874)
Net Increase (Decrease)	$3,362	$295,629
Shares:
Sold	263	21,341
Reinvested	3	554
Redeemed	(11)	(68)
Net Increase (Decrease)	255	21,827
Year Ended August 31, 2017(a)
Dollars:
Sold	$6,306	$295,193
Reinvested	12,634	–
Redeemed	(323,243)	(6,073)
Net Increase (Decrease)	$(304,303)	$ 289,120
Shares:
Sold	505	23,098
Reinvested	1,033	–
Redeemed	(25,346)	(475)
Net Increase (Decrease)	(23,808)	22,623

Distributions:
Period Ended February 28, 2018
From net investment income	$–	$(2,352)
From net realized gain on
investments	(49)	(5,200)
Total Dividends and Distributions $	(49)	$(7,552)
Year Ended August 31, 2017(a)
From net investment income	$(2,484)	$–
From net realized gain on
investments	(10,154)	–
Total Dividends and Distributions $	(12,638)	$–

(a)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Global Multi-Strategy Fund(a)

						Period Ended	Year Ended
						February 28, 2018	August 31, 2017
Operations
Net investment income (loss)						$17,608	$28,877
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						58,395	66,596
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						(42,544)	42,754
		Net Increase (Decrease) in Net Assets Resulting from Operations				33,459	138,227

Dividends and Distributions to Shareholders
From net investment income						(21,616)	(3,555)
From net realized gain on investments						(57,008)	–
					Total Dividends and Distributions	(78,624)	(3,555)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(103,921)	(38,863)
				Total Increase (Decrease) in Net Assets		(149,086)	95,809

Net Assets
Beginning of period						2,849,837	2,754,028
End of period (including undistributed net investment income as set forth below)						$2,700,751	$2,849,837
Undistributed (overdistributed) net investment income (loss)						$9,403	$13,411
	Class A	Class C	Class P(b)	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$5,892	$3,734	N/A	$292,362	$193,286
Reinvested	1,708	911	N/A	20,196	39,054
Redeemed	(48,309)	(5,548)	N/A	(263,233)	(343,974)
Net Increase (Decrease)	$(40,709)	$(903)	N/A	$49,325	$(111,634)
Shares:
Sold	521	340	N/A	25,571	16,783
Reinvested	152	83	N/A	1,777	3,438
Redeemed	(4,267)	(504)	N/A	(22,936)	(29,936)
Net Increase (Decrease)	(3,594)	(81)	N/A	4,412	(9,715)
Year Ended August 31, 2017(c)
Dollars:
Sold	$38,628	$6,347	$91,863	$815,966	$1,562,901
Reinvested	–	–	70	2,864	–
Redeemed	(76,964)	(16,739)	(390,387)	(2,028,854)	(44,558)
Net Increase (Decrease)	$(38,336)	$ (10,392)	$(298,454)	$(1,210,024)	$1,518,343
Shares:
Sold	3,530	594	8,351	73,220	138,394
Reinvested	–	–	6	262	–
Redeemed	(7,024)	(1,561)	(34,884)	(180,477)	(3,931)
Net Increase (Decrease)	(3,494)	(967)	(26,527)	(106,995)	134,463

Distributions:
Period Ended February 28, 2018
From net investment income	$(341)	$–	N/A	$(8,872)	$ (12,403)
From net realized gain on
investments	(1,514)	(1,018)	N/A	(23,503)	(30,973)
Total Dividends and Distributions $	(1,855)	$(1,018)	N/A	$(32,375)	$(43,376)
Year Ended August 31, 2017(c)
From net investment income	$–	$–	$(93)	$(3,462)	$–
From net realized gain on
investments	–	–	–	–	–
Total Dividends and Distributions $	–	$–	$(93)	$(3,462)	$–

(a)	Consolidated financial statement, see "Basis for Consolidation" in Notes to Financial Statements.
(b)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(c)	Period from June 12, 2017, date operations commenced, through August 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Opportunities Fund

							Period Ended	Year Ended
							February 28, 2018	August 31, 2017
Operations
Net investment income (loss)							$3,616	$19,052
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							54,288	106,380
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							12,767	50,993
			Net Increase (Decrease) in Net Assets Resulting from Operations				70,671	176,425

Dividends and Distributions to Shareholders
From net investment income							(27,962)	(22,466)
From net realized gain on investments							(63,741)	–
						Total Dividends and Distributions	(91,703)	(22,466)

Capital Share Transactions
Net increase (decrease) in capital share transactions							(28,481)	(528,148)
						Total Increase (Decrease) in Net Assets	(49,513)	(374,189)

Net Assets
Beginning of period							953,410	1,327,599
End of period (including undistributed net investment income as set forth below)							$903,897	$953,410
Undistributed (overdistributed) net investment income (loss)							$(496)	$23,850
	Class A		Class C	Class P(a)		Institutional
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$604		$366		N/A	$10,787
Reinvested	462		181		N/A	91,053
Redeemed	(512)		(168)		N/A	(131,254)
Net Increase (Decrease)	$554		$379		N/A	$(29,414)
Shares:
Sold	46		29		N/A	813
Reinvested	36		14		N/A	7,094
Redeemed	(39)		(13)		N/A	(10,030)
Net Increase (Decrease)	43		30		N/A	(2,123)
Year Ended August 31, 2017
Dollars:
Sold	$1,113		$669		$42	$62,847
Reinvested	49		3		1	22,413
Redeemed	(2,107)		(591)		(214)	(612,373)
Net Increase (Decrease)	$(945	) $	81		$(171)	$ (527,113)
Shares:
Sold	94		56		4	5,278
Reinvested	4		–		–	1,968
Redeemed	(179)		(51)		(18)	(49,338)
Net Increase (Decrease)	(81)		5		(14)	(42,092)

Distributions:
Period Ended February 28, 2018
From net investment income	$(122	) $	(39)		N/A	$(27,801)
From net realized gain on
investments	(345)		(144)		N/A	(63,252)
Total Dividends and Distributions $	(467	) $	(183)		N/A	$(91,053)
Year Ended August 31, 2017
From net investment income	$(49	) $	(3	) $	(1)	$(22,413)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(49	) $	(3	) $	(1)	$(22,413)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands													International Equity Index Fund

													Period Ended	Year Ended
													February 28, 2018	August 31, 2017
Operations
Net investment income (loss)													$7,695	$25,328
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements													17,611	9,579
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies													37,869	122,448
			Net Increase (Decrease) in Net Assets Resulting from Operations										63,175	157,355

Dividends and Distributions to Shareholders
From net investment income													(29,251)	(24,864)
From net realized gain on investments													(7,798)	–
								Total Dividends and Distributions					(37,049)	(24,864)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(2,810)	32,980
							Total Increase (Decrease) in Net Assets						23,316	165,471

Net Assets
Beginning of period													1,055,644	890,173
End of period (including undistributed net investment income as set forth below)													$1,078,960	$1,055,644
Undistributed (overdistributed) net investment income (loss)													$(5,283)	$16,273
	Institutional		R-1		R-2		R-3	R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$6,259		$206		$144		$4,268	$2,046		$3,651		$70,968
Reinvested	1,954		26		23		605	404		831		33,206
Redeemed	(21,854)		(308)		(169)		(4,258)	(3,591)		(13,737)		(83,484)
Net Increase (Decrease)	$(13,641	) $	(76	) $	(2	) $	615	$(1,141	) $	(9,255	) $	20,690
Shares:
Sold	570		20		13		398	189		334		6,474
Reinvested	181		2		2		57	38		77		3,065
Redeemed	(2,006)		(30)		(15)		(395)	(328)		(1,253)		(7,543)
Net Increase (Decrease)	(1,255)		(8)		–		60	(101)		(842)		1,996
Year Ended August 31, 2017(a)
Dollars:
Sold	$138,125		$621		$456		$5,664	$5,429		$5,892		$ 913,485
Reinvested	23,462		11		15		360	307		709		–
Redeemed	(1,025,579)		(331)		(622)		(5,620)	(5,862)		(10,049)		(13,493)
Net Increase (Decrease)	$(863,992	) $	301		$(151	) $	404	$(126	) $	(3,448) $ 899,992
Shares:
Sold	14,607		66		47		600	562		610		88,992
Reinvested	2,636		1		2		41	35		80		–
Redeemed	(100,846)		(35)		(64)		(586)	(628)		(1,061)		(1,292)
Net Increase (Decrease)	(83,603)		32		(15)		55	(31)		(371)		87,700

Distributions:
Period Ended February 28, 2018
From net investment income	$(1,544	) $	(19	) $	(17	) $	(456)	$(310	) $	(645	) $	(26,260)
From net realized gain on
investments	(410)		(7)		(6)		(149)	(94)		(186)		(6,946)
Total Dividends and Distributions $	(1,954	) $	(26	) $	(23	) $	(605)	$(404	) $	(831	) $	(33,206)
Year Ended August 31, 2017(a)
From net investment income	$(23,462	) $	(11	) $	(15	) $	(360)	$(307	) $	(709	) $	–
From net realized gain on
investments	–		–		–		–	–		–		–
Total Dividends and Distributions $	(23,462	) $	(11	) $	(15	) $	(360)	$(307	) $	(709	) $	–

(a)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						International Small Company Fund

						Period Ended	Year Ended
						February 28, 2018	August 31, 2017
Operations
Net investment income (loss)						$364	$7,535
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						49,856	21,494
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						38,574	132,015
			Net Increase (Decrease) in Net Assets Resulting from Operations			88,794	161,044

Dividends and Distributions to Shareholders
From net investment income						(20,943)	(1,380)
From net realized gain on investments						(29,377)	–
					Total Dividends and Distributions	(50,320)	(1,380)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(35,389)	677,042
					Total Increase (Decrease) in Net Assets	3,085	836,706

Net Assets
Beginning of period						1,007,675	170,969
End of period (including undistributed net investment income as set forth below)						$1,010,760	$1,007,675
Undistributed (overdistributed) net investment income (loss)						$(11,791)	$8,788
	Class A	Class P(a)		Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$2,840		N/A	$2,359	$26,884
Reinvested	169		N/A	131	50,020
Redeemed	(842)		N/A	(269)	(116,681)
Net Increase (Decrease)	$2,167		N/A	$2,221	$(39,777)
Shares:
Sold	224		N/A	185	2,094
Reinvested	13		N/A	10	3,938
Redeemed	(66)		N/A	(21)	(9,148)
Net Increase (Decrease)	171		N/A	174	(3,116)
Year Ended August 31, 2017(b)
Dollars:
Sold	$1,332		$–	$607,275	$1,000,830
Reinvested	2		–	1,378	–
Redeemed	(1,095)		(184)	(886,001)	(46,495)
Net Increase (Decrease)	$239		$(184)	$ (277,348)	$ 954,335
Shares:
Sold	123		–	60,155	86,092
Reinvested	–		–	142	–
Redeemed	(107)		(16)	(77,241)	(3,929)
Net Increase (Decrease)	16		(16)	(16,944)	82,163

Distributions:
Period Ended February 28, 2018
From net investment income	$(61)		N/A	$(54) $	(20,828)
From net realized gain on
investments	(108)		N/A	(77)	(29,192)
Total Dividends and Distributions $	(169)		N/A	$(131)	$(50,020)
Year Ended August 31, 2017(b)
From net investment income	$(2	) $	–	$(1,378)	$–
From net realized gain on
investments	–		–	–	–
Total Dividends and Distributions $	(2	) $	–	$(1,378)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

						Multi-Manager Equity Long/Short Fund
Amounts in thousands

						Period Ended	Year Ended
						February 28, 2018	August 31, 2017
Operations
Net investment income (loss)						$(1,203)	$(2,052)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						17,929	15,611
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						6,142	9,104
			Net Increase (Decrease) in Net Assets Resulting from Operations			22,868	22,663

Dividends and Distributions to Shareholders
From net investment income						(3,232)	(1,488)
From net realized gain on investments						(14,336)	(910)
					Total Dividends and Distributions	(17,568)	(2,398)

Capital Share Transactions
Net increase (decrease) in capital share transactions						31,368	(22,518)
					Total Increase (Decrease) in Net Assets	36,668	(2,253)

Net Assets
Beginning of period						323,809	326,062
End of period (including undistributed net investment income as set forth below)						$360,477	$323,809
Undistributed (overdistributed) net investment income (loss)						$(3,297)	$1,138
	Class A	Class P(a)		Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$306		N/A	$18	$20,747
Reinvested	15		N/A	5	17,548
Redeemed	(15)		N/A	–	(7,256)
Net Increase (Decrease)	$306		N/A	$23	$31,039
Shares:
Sold	28		N/A	2	1,894
Reinvested	1		N/A	–	1,608
Redeemed	(1)		N/A	–	(662)
Net Increase (Decrease)	28		N/A	2	2,840
Year Ended August 31, 2017
Dollars:
Sold	$108		$–	$107	$7,606
Reinvested	1		–	–	2,396
Redeemed	(56)		(11)	(41)	(32,628)
Net Increase (Decrease)	$53		$(11)	$66	$(22,626)
Shares:
Sold	10		–	10	748
Reinvested	–		–	–	236
Redeemed	(5)		(1)	(4)	(3,170)
Net Increase (Decrease)	5		(1)	6	(2,186)

Distributions:
Period Ended February 28, 2018
From net investment income	$(2)		N/A	$(1)	$(3,229)
From net realized gain on
investments	(13)		N/A	(4)	(14,319)
Total Dividends and Distributions $	(15)		N/A	$(5)	$(17,548)
Year Ended August 31, 2017
From net investment income	$(1	) $	–	$–	$(1,487)
From net realized gain on
investments	–		–	–	(910)
Total Dividends and Distributions $	(1	) $	–	$–	$(2,397)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Opportunistic Municipal Fund

							Period Ended	Year Ended
							February 28, 2018	August 31, 2017
Operations
Net investment income (loss)							$2,370	$4,730
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							160	(1,000)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(1,708)	(5,547)
			Net Increase (Decrease) in Net Assets Resulting from Operations				822	(1,817)

Dividends and Distributions to Shareholders
From net investment income							(2,224)	(4,463)
						Total Dividends and Distributions	(2,224)	(4,463)

Capital Share Transactions
Net increase (decrease) in capital share transactions							4,217	(17,168)
						Total Increase (Decrease) in Net Assets	2,815	(23,448)

Net Assets
Beginning of period							116,856	140,304
End of period (including undistributed net investment income as set forth below)							$119,671	$116,856
Undistributed (overdistributed) net investment income (loss)							$547	$401
	Class A		Class C		Class P(a)	Institutional
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$12,277		$961		N/A	$13,662
Reinvested	747		109		N/A	1,284
Redeemed	(8,245)		(7,639)		N/A	(8,939)
Net Increase (Decrease)	$4,779		$(6,569)		N/A	$6,007
Shares:
Sold	1,152		90		N/A	1,282
Reinvested	70		11		N/A	121
Redeemed	(773)		(716)		N/A	(840)
Net Increase (Decrease)	449		(615)		N/A	563
Year Ended August 31, 2017
Dollars:
Sold	$22,606		$2,272		$21,394	$62,363
Reinvested	1,393		237		1,820	480
Redeemed	(30,169)		(4,049)		(90,423)	(5,092)
Net Increase (Decrease)	$(6,170	) $	(1,540	) $	(67,209)	$57,751
Shares:
Sold	2,164		217		2,049	5,922
Reinvested	134		23		175	45
Redeemed	(2,933)		(389)		(8,655)	(495)
Net Increase (Decrease)	(635)		(149)		(6,431)	5,472

Distributions:
Period Ended February 28, 2018
From net investment income	$(775	) $	(162)		N/A	$(1,287)
From net realized gain on
investments	–		–		N/A	–
Total Dividends and Distributions $	(775	) $	(162)		N/A	$(1,287)
Year Ended August 31, 2017
From net investment income	$(1,547	) $	(451	) $	(1,978)	$(487)
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	(1,547	) $	(451	) $	(1,978)	$(487)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands						Origin Emerging Markets Fund

						Period Ended	Year Ended
						February 28, 2018	August 31, 2017
Operations
Net investment income (loss)						$(820)	$7,976
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements						51,395	32,274
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies						31,875	121,890
			Net Increase (Decrease) in Net Assets Resulting from Operations			82,450	162,140

Dividends and Distributions to Shareholders
From net investment income						(6,798)	(5,516)
					Total Dividends and Distributions	(6,798)	(5,516)

Capital Share Transactions
Net increase (decrease) in capital share transactions						(30,108)	(233,874)
					Total Increase (Decrease) in Net Assets	45,544	(77,250)

Net Assets
Beginning of period						701,395	778,645
End of period (including undistributed net investment income as set forth below)						$746,939	$701,395
Undistributed (overdistributed) net investment income (loss)						$(1,034)	$6,584
	Class A		Class P(a)	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$4,860		N/A	$10,810	$34,300
Reinvested	15		N/A	394	6,389
Redeemed	(3,363)		N/A	(8,025)	(75,488)
Net Increase (Decrease)	$1,512		N/A	$3,179	$(34,799)
Shares:
Sold	370		N/A	879	2,766
Reinvested	1		N/A	33	525
Redeemed	(262)		N/A	(642)	(6,065)
Net Increase (Decrease)	109		N/A	270	(2,774)
Year Ended August 31, 2017
Dollars:
Sold	$2,533		$102	$57,086	$608,797
Reinvested	1		–	5,514	–
Redeemed	(197)		(117)	(884,582)	(23,011)
Net Increase (Decrease)	$2,337		$(15)	$(821,982)	$ 585,786
Shares:
Sold	231		10	6,235	59,240
Reinvested	–		–	677	–
Redeemed	(19)		(11)	(90,587)	(2,161)
Net Increase (Decrease)	212		(1)	(83,675)	57,079

Distributions:
Period Ended February 28, 2018
From net investment income	$(15)		N/A	$(394)	$(6,389)
From net realized gain on
investments	–		N/A	–	–
Total Dividends and Distributions $	(15)		N/A	$(394)	$(6,389)
Year Ended August 31, 2017
From net investment income	$(1	) $	–	$(5,514)	$(1)
From net realized gain on
investments	–		–	–	–
Total Dividends and Distributions $	(1	) $	–	$(5,514)	$(1)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands												Preferred Securities Fund

												Period Ended				Year Ended
										February 28, 2018						August 31, 2017
Operations
Net investment income (loss)												$145,000				$277,561
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements												17,518						32,569
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies												(148,441)						82,958
		Net Increase (Decrease) in Net Assets Resulting from Operations										14,077				393,088

Dividends and Distributions to Shareholders
From net investment income												(144,070)				(262,117)
From net realized gain on investments												(9,890)				(49,533)
						Total Dividends and Distributions						(153,960)				(311,650)

Capital Share Transactions
Net increase (decrease) in capital share transactions												151,236				(25,317)
						Total Increase (Decrease) in Net Assets						11,353						56,121

Net Assets
Beginning of period												5,883,791				5,827,670
End of period (including undistributed net investment income as set forth below)												$5,895,144				$5,883,791
Undistributed (overdistributed) net investment income (loss)												$47,918				$		46,988
	Class A	Class C	Class J		Class P(a)	Class T	Institutional	R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$94,874	$34,691	$4,526		N/A	$61	$674,294	$103		$244		$435		$306		$1,518		$27,283
Reinvested	15,752	12,119	1,334		N/A	1	67,816	29		25		62		33		104		14,070
Redeemed	(128,243)	(79,775)	(6,364)		N/A	(6)	(553,130)	(310)		(228)		(447)		(269)		(1,517)		(28,155)
Net Increase (Decrease)	$(17,617)	$ (32,965)	$(504)		N/A	$56	$188,980	$(178	) $	41		$50		$70		$105		$13,198
Shares:
Sold	9,065	3,313	444		N/A	6	64,814	10		24		42		30		146		2,628
Reinvested	1,508	1,161	131		N/A	–	6,535	3		2		6		3		10		1,357
Redeemed	(12,256)	(7,636)	(625)		N/A	(1)	(53,374)	(30)		(22)		(43)		(26)		(147)		(2,711)
Net Increase (Decrease)	(1,683)	(3,162)	(50)		N/A	5	17,975	(17)		4		5		7		9		1,274
Year Ended August 31, 2017(b),(c)
Dollars:
Sold	$252,923	$76,787	$8,563		$580,876	$10	$2,706,601	$318		$841		$940		$2,471		$891		$ 525,198
Reinvested	36,474	27,050	2,735		44,825	–	97,484	77		51		155		108		200		6,123
Redeemed	(448,696)	(221,991)	(10,742)		(2,224,218)	–	(1,472,413)	(672)		(397)		(1,753)		(2,756)		(1,850)		(11,530)
Net Increase (Decrease)	$(159,299)	$ (118,154)	$556		$(1,598,517)	$10	$1,331,672	$(277	) $	495		$(658	) $	(177	) $	(759)		$ 519,791
Shares:
Sold	24,556	7,465	853		57,277	1	261,046	32		83		92		248		87		50,283
Reinvested	3,571	2,653	274		4,447	–	9,567	8		5		15		11		20		587
Redeemed	(43,819)	(21,653)	(1,075)		(215,132)	–	(143,157)	(67)		(39)		(174)		(270)		(182)		(1,104)
Net Increase (Decrease)	(15,692)	(11,535)	52		(153,408)	1	127,456	(27)		49		(67)		(11)		(75)		49,766

Distributions:
Period Ended February 28, 2018
From net investment
income	$(16,711)	$ (14,375)	$(1,260)		N/A	$(1)	$(98,265)	$(27	) $	(38	) $	(58	) $	(31	) $	(97)		$(13,207)
From net realized gain on
investments	(1,162)	(1,199)	(88)		N/A	–	(6,560)	(2)		(3)		(4)		(2)		(7)		(863)
Total Dividends and
Distributions	$(17,873)	$ (15,574)	$(1,348)		N/A	$(1) $	(104,825)	$(29	) $	(41	) $	(62	) $	(33	) $	(104)		$ (14,070)
Year Ended August 31, 2017(b),(c)
From net investment
income	$(34,912)	$ (29,885)	$ (2,323	) $	(55,857)	$–	$(132,502)	$(62	) $	(61	) $	(128	) $	(95	) $	(169	) $	(6,123)
From net realized gain on
investments	(7,274)	(7,181)	(435)		(13,549)	–	(20,994)	(16)		(11)		(29)		(13)		(31)		–
Total Dividends and
Distributions	$(42,186)	$ (37,066)	$ (2,758	) $	(69,406)	$–	$(153,496)	$(78	) $	(72	) $	(157	) $	(108	) $	(200	) $	(6,123)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.
(c)	Period from June 12, 2017, date operations commenced, through August 31, 2017 for Class T shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in dollars			Real Estate Allocation Fund

			Period Ended	Year Ended
			February 28, 2018	August 31, 2017
Operations
Net investment income (loss)			$28,909	$35,673
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements			11,734	(41)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies			(67,792)	8,873
		Net Increase (Decrease) in Net Assets Resulting from Operations	(27,149)	44,505

Dividends and Distributions to Shareholders
From net investment income			(28,668)	(33,767)
From net realized gain on investments			(1,255)	(5,295)
		Total Dividends and Distributions	(29,923)	(39,062)

Capital Share Transactions
Net increase (decrease) in capital share transactions			175,535	602,317
		Total Increase (Decrease) in Net Assets	118,463	607,760

Net Assets
Beginning of period			1,526,022	918,262
End of period (including undistributed net investment income as set forth below)			$1,644,485	$1,526,022
Undistributed (overdistributed) net investment income (loss)			$3,889	$3,648
	Class A	Institutional
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$317,622	$197,006
Reinvested	23,137	6,786
Redeemed	(330,550)	(38,466)
Net Increase (Decrease)	$10,209	$165,326
Shares:
Sold	31,450	19,252
Reinvested	2,288	663
Redeemed	(32,755)	(3,741)
Net Increase (Decrease)	983	16,174
Year Ended August 31, 2017
Dollars:
Sold	$657,205	$135,371
Reinvested	31,072	7,990
Redeemed	(214,082)	(15,239)
Net Increase (Decrease)	$474,195	$128,122
Shares:
Sold	66,299	13,822
Reinvested	3,180	814
Redeemed	(21,474)	(1,545)
Net Increase (Decrease)	48,005	13,091

Distributions:
Period Ended February 28, 2018
From net investment income	$(22,182)	$(6,486)
From net realized gain on
investments	(995)	(300)
Total Dividends and
Distributions	$(23,137)	$(6,786)
Year Ended August 31, 2017
From net investment income	$(26,885)	$(6,882)
From net realized gain on
investments	(4,187)	(1,108)
Total Dividends and
Distributions	$(31,072)	$(7,990)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Real Estate Debt Income Fund

							Period Ended	Year Ended
							February 28, 2018	August 31, 2017
Operations
Net investment income (loss)							$3,265	$6,301
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(511)	(402)
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							(6,470)	(1,314)
			Net Increase (Decrease) in Net Assets Resulting from Operations				(3,716)	4,585

Dividends and Distributions to Shareholders
From net investment income							(3,514)	(5,904)
From net realized gain on investments							–	(5)
						Total Dividends and Distributions	(3,514)	(5,909)

Capital Share Transactions
Net increase (decrease) in capital share transactions							4,332	38,106
						Total Increase (Decrease) in Net Assets	(2,898)	36,782

Net Assets
Beginning of period							191,565	154,783
End of period (including undistributed net investment income as set forth below)							$188,667	$191,565
Undistributed (overdistributed) net investment income (loss)							$179	$428
	Class A		Class P(a)	Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$359		N/A	$329		$11,521
Reinvested	20		N/A	37		3,456
Redeemed	(216)		N/A	(557)		(10,617)
Net Increase (Decrease)	$163		N/A	$(191	) $	4,360
Shares:
Sold	37		N/A	34		1,213
Reinvested	2		N/A	4		363
Redeemed	(22)		N/A	(58)		(1,107)
Net Increase (Decrease)	17		N/A	(20)		469
Year Ended August 31, 2017(b)
Dollars:
Sold	$820		$37	$49,705		$ 191,930
Reinvested	26		3	4,265		1,614
Redeemed	(521)		(171)	(203,973)		(5,629)
Net Increase (Decrease)	$325		$(131)	$ (150,003)		$ 187,915
Shares:
Sold	85		4	5,194		19,744
Reinvested	3		–	445		167
Redeemed	(54)		(18)	(21,006)		(582)
Net Increase (Decrease)	34		(14)	(15,367)		19,329

Distributions:
Period Ended February 28, 2018
From net investment income	$(21)		N/A	$(37	) $	(3,456)
From net realized gain on
investments	–		N/A	–		–
Total Dividends and Distributions $	(21)		N/A	$(37	) $	(3,456)
Year Ended August 31, 2017(b)
From net investment income	$(27	) $	(3)	$(4,260	) $	(1,614)
From net realized gain on
investments	–		–	(5)		–
Total Dividends and Distributions $	(27	) $	(3)	$(4,265	) $	(1,614)

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended	Year Ended
								February 28, 2018	August 31, 2017
Operations
Net investment income (loss)								$32,810	$69,938
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								269,475	172,411
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								(124,408)	115,448
			Net Increase (Decrease) in Net Assets Resulting from Operations					177,877	357,797

Dividends and Distributions to Shareholders
From net investment income								(27,874)	(64,435)
From net realized gain on investments								(140,116)	–
							Total Dividends and Distributions	(167,990)	(64,435)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(343,947)	616,771
						Total Increase (Decrease) in Net Assets		(334,060)	910,133

Net Assets
Beginning of period								3,201,333	2,291,200
End of period (including undistributed net investment income as set forth below)								$2,867,273	$3,201,333
Undistributed (overdistributed) net investment income (loss)								$14,666	$9,730
	Class A		Class C		Class P(a)	Institutional	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold	$15,370		$3,649		N/A	$383,943	$2,290
Reinvested	10,821		7,989		N/A	119,974	20,689
Redeemed	(47,195)		(18,142)		N/A	(281,910)	(561,425)
Net Increase (Decrease)	$(21,004	) $	(6,504)		N/A	$222,007	$(538,446)
Shares:
Sold	891		213		N/A	22,119	133
Reinvested	633		471		N/A	6,976	1,204
Redeemed	(2,730)		(1,059)		N/A	(16,287)	(32,252)
Net Increase (Decrease)	(1,206)		(375)		N/A	12,808	(30,915)
Year Ended August 31, 2017(b)
Dollars:
Sold	$119,761		$32,660		$ 632,686	$1,924,493	$ 625,779
Reinvested	4,949		2,497		21,467	32,841	–
Redeemed	(126,324)		(40,754)		(1,537,447)	(1,064,115)	(11,722)
Net Increase (Decrease)	$(1,614	) $	(5,597)		$ (883,294)	$893,219	$614,057
Shares:
Sold	7,634		2,119		38,789	117,122	37,323
Reinvested	313		159		1,334	2,068	–
Redeemed	(7,774)		(2,549)		(91,323)	(64,393)	(697)
Net Increase (Decrease)	173		(271)		(51,200)	54,797	36,626

Distributions:
Period Ended February 28, 2018
From net investment income	$(1,685	) $	(656)		N/A	$(20,901)	$(4,632)
From net realized gain on
investments	(9,900)		(8,056)		N/A	(106,103)	(16,057)
Total Dividends and Distributions	$ (11,585)		$(8,712)		N/A	$(127,004)	$(20,689)
Year Ended August 31, 2017(b)
From net investment income	$(5,461	) $	(2,787	) $	(23,148)	$(33,039)	$–
From net realized gain on
investments	–		–		–	–	–
Total Dividends and Distributions $	(5,461	) $	(2,787	) $	(23,148)	$(33,039)	$–

(a)	Class P shares discontinued operations and converted to Institutional shares on June 23, 2017.
(b)	Period from January 3, 2017, date operations commenced, through August 31, 2017 for R-6 shares.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				SystematEx International Fund

				Period Ended	Year Ended
				February 28, 2018	August 31, 2017
Operations
Net investment income (loss)				$446	$1,600
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				2,428	1,431
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				1,755	8,808
			Net Increase (Decrease) in Net Assets Resulting from Operations	4,629	11,839

Dividends and Distributions to Shareholders
From net investment income				(2,026)	(1,324)
From net realized gain on investments				(1,548)	–
			Total Dividends and Distributions	(3,574)	(1,324)

Capital Share Transactions
Net increase (decrease) in capital share transactions				12,608	2,929
			Total Increase (Decrease) in Net Assets	13,663	13,444

Net Assets
Beginning of period				76,736	63,292
End of period (including undistributed net investment income as set forth below)				$90,399	$76,736
Undistributed (overdistributed) net investment income (loss)				$(400)	$1,180
	Institutional		R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Sold $	– $		10,645
Reinvested	8		3,551
Redeemed	–		(1,596)
Net Increase (Decrease)	$8		$12,600
Shares:
Sold	–		840
Reinvested	1		287
Redeemed	–		(128)
Net Increase (Decrease)	1		999
Year Ended August 31, 2017
Dollars:
Sold	$169		$7,901
Reinvested	83		1,234
Redeemed	(4,103)		(2,355)
Net Increase (Decrease)	$(3,851	) $	6,780
Shares:
Sold	16		722
Reinvested	8		121
Redeemed	(381)		(216)
Net Increase (Decrease)	(357)		627

Distributions:
Period Ended February 28, 2018
From net investment income	$(13	) $	(2,013)
From net realized gain on
investments	(10)		(1,538)
Total Dividends and Distributions $	(23	) $	(3,551)
Year Ended August 31, 2017
From net investment income	$(90	) $	(1,234)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(90	) $	(1,234)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		SystematEx Large Value Fund

		Period Ended	Year Ended
		February 28, 2018	August 31, 2017
Operations
Net investment income (loss)		$91	$179
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		233	302
Net change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		528	555
	Net Increase (Decrease) in Net Assets Resulting from Operations	852	1,036

Dividends and Distributions to Shareholders
From net investment income		(183)	(184)
From net realized gain on investments		(62)	–
	Total Dividends and Distributions	(245)	(184)

Capital Share Transactions
Net increase (decrease) in capital share transactions		4	81
	Total Increase (Decrease) in Net Assets	611	933

Net Assets
Beginning of period		9,449	8,516
End of period (including undistributed net investment income as set forth below)		$10,060	$9,449
Undistributed (overdistributed) net investment income (loss)		$27	$119
	R-6
Capital Share Transactions:
Period Ended February 28, 2018
Dollars:
Reinvested	4
Net Increase (Decrease)	$4
Shares:
Net Increase (Decrease)	–
Year Ended August 31, 2017
Dollars:
Sold	$79
Reinvested	2
Net Increase (Decrease)	$81
Shares:
Sold	7
Net Increase (Decrease)	7

Distributions:
Period Ended February 28, 2018
From net investment income	$(183)
From net realized gain on
investments	(62)
Total Dividends and Distributions $	(245)
Year Ended August 31, 2017
From net investment income	$(184)
From net realized gain on
investments	–
Total Dividends and Distributions $	(184)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Allocation Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund and SystematEx Large Value Fund (known as the "Funds") are presented herein. The Funds may offer up to eleven classes of shares: Class A, Class C, Class J, Class T, Institutional, R-1, R-2, R-3, R-4, R-5 and R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares. Certain detailed financial information for Class A, Class C and Class T shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. Each of the Funds was an investment company at all times during the period. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017, Principal Management Corporation (formerly the “Manager”) was merged into Principal Global Investors, LLC (the “Manager”). The merger did not involve a change in actual control or actual management with respect to the investment adviser of the Funds. The personnel responsible for fulfilling the obligations to the Funds pursuant to the investment advisory agreement remain the same.

Effective January 3, 2017, the initial purchases of $10,000 of R-6 shares of Blue Chip Fund, EDGE MidCap Fund, International Equity Index Fund, International Small Company Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund were made by the Manager.

Effective June 12, 2017, the initial purchases of $10,000 of Class T shares of Blue Chip Fund and Preferred Securities Fund were made by the Manager.

Effective June 12, 2017, the initial purchases of $10,000 of R-6 shares of Global Multi-Strategy Fund was made by the Manager.

Effective June 23, 2017, Class P shares discontinued operations and converted to Institutional shares.

Effective September 11, 2017, the initial purchase of $10,000 of Class J shares of Blue Chip Fund was made by the Manager.

Effective September 29, 2017, Blue Chip Fund acquired all the assets and assumed all the liabilities of LargeCap Growth Fund II, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 20, 2017. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 68,251,000 shares from LargeCap Growth Fund II for 23,823,000 shares valued at $484,960,000 of Blue Chip Fund at an approximate exchange rate of .28, .36, .32, .30, .32, .33, .34 for Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. LargeCap Growth Fund II R-1, R-2 and R-3 classes of shares were merged into Blue Chip Fund R-3 class of shares. The investment securities of LargeCap Growth Fund II, with a fair value of approximately $460,792,000 and a cost of $435,339,000 and $24,277,000 cash were the primary assets acquired by Blue Chip Fund on September 29, 2017. For financial reporting purposes, assets received and shares issued by Blue Chip Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Fund II were carried forward to align ongoing reporting of Blue Chip Fund. The aggregate net assets of LargeCap Growth Fund II and Blue Chip Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $484,962,000 ($4,594,000 of accumulated realized gain) and $1,774,803,000 ($67,323,000 of accumulated realized gain), respectively. The aggregate net assets of Blue Chip Fund immediately following the acquisition were $2,259,765,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on September 1, 2017, the beginning of the fiscal year for Blue Chip Fund, Blue Chip Fund’s pro forma results of operations for the period ended February 28, 2018, would have been $662,000 of net investment income, $295,532,000 of net realized and unrealized gain on investments, and $296,194,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Fund II that have been included in Blue Chip Fund’s statement of operations since September 29, 2017.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

1. Organization (Continued)

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Certain of the Funds (as listed in the table below, singly “a Fund of Funds” and collectively, “the Funds of Funds”) invest in other series of the Fund which are valued at the closing net asset value per share of each respective fund on the day of valuation. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of the Fund and other publicly traded investment funds are referred to as the “Underlying Funds”.

Blue Chip Fund	Multi-Manager Equity Long/Short Fund
Bond Market Index Fund	Origin Emerging Markets Fund
Diversified Real Asset Fund	Preferred Securities Fund
Dynamic Floating Rate High Income Fund	Real Estate Allocation Fund
EDGE MidCap Fund	Real Estate Debt Income Fund
Global Multi-Strategy Fund	Small-MidCap Dividend Income Fund
Global Opportunities Fund	SystematEx International Fund
International Equity Index Fund	SystematEx Large Value Fund
International Small Company Fund

The Funds (with the exception of Real Estate Allocation Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

Diversified		Global		Global		International
Real Asset Fund		Multi-Strategy Fund		Opportunities Fund		Equity Index Fund
Euro	7.5%	Euro	5.6%	Euro	8.6%	Euro	31.0%
				Japanese Yen	8.1	Japanese Yen	23.6
				British Pound	6.1	British Pound	16.3
				Hong Kong Dollar	5.3	Swiss Franc	7.5
						Australian Dollar	6.5

International Small		Multi-Manager Equity		Origin Emerging		SystematEx
Company Fund		Long/Short Fund		Markets Fund		International Fund
Japanese Yen	27.7%	Euro	11.0%	Hong Kong Dollar	37.7%	Euro	34.5%
Euro	26.0	Japanese Yen	6.9	South Korean Won	11.1	Japanese Yen	26.5
British Pound	19.4			Thai Baht	8.2	British Pound	15.6
Canadian Dollar	9.4					Swiss Franc	7.0
						Australian Dollar	6.9

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Funds bear directly, each of the Fund of Funds indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund of Funds will vary. Expenses included in the statement of operations of the Fund of Funds reflect the expenses of each Fund of Funds and do not include any expenses associated with the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

2. Significant Accounting Policies (Continued)

Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2018, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the shorter of the fiscal years from 2014-2016 or commencement of the fund’s operations to 2016. No examinations are in progress at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25% of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman Subsidiaries”) each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman Subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman Subsidiary. The consolidated financial statements for Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman Subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman Subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2018, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):

		Percent of Consolidated
	Net Assets	Fund’s Net Assets
Diversified Real Asset Fund	$436,556	10.62%
Global Multi-Strategy Fund	26,566	0.98

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of February 28, 2018, the Fund has adopted the new rules, forms and amendments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds (with the exception of Real Estate Allocation Fund) and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). Bond Market Index Fund, Diversified Real Asset Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, and Small-MidCap Dividend Income Fund each loaned to the Facility. The interest income received is included in interest income on the statements of operations. There were no outstanding borrowings as of February 28, 2018.

During the period ended February 28, 2018, funds borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Annual Interest Rate
Blue Chip Fund	$686	1.79%
Global Opportunities Fund	944	1.82
International Equity Index Fund	241	1.97
International Small Company Fund	140	1.74
Opportunistic Municipal Fund	11	1.78
Real Estate Debt Income Fund	2	1.66
SystematEx International Fund	26	1.98
SystematEx LargeCap Value Fund	5	1.98

The interest expense associated with these borrowings is included in other expenses on the statements of operations.

In addition, the Funds (with the exception of Bond Market Index Fund and Diversified Real Asset Fund) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended February 28, 2018.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Contingent Convertible Securities. Certain Funds invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a CoCo’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a CoCo will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a CoCo may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Diversified Real Asset Fund, Global Multi-Strategy Fund and Multi-Manager Equity Long/Short Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

As of February 28, 2018, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

Fund: Diversified Real Asset Fund
Financial Derivative Instruments: Over the Counter Summary
							Counterparty
	ANZ	BOA	BARC	DB	GS	HSBC	JPM	M3	NAB	NOM	RBS	TDB	UBS	WP	Total
Assets*
Foreign Currency
Contracts	$252	$8	$4,322	$2,198	$168	$81	$4,771	$—	$11	$6	$1	$66	$—	$7	$11,891
Interest Rate Swaps	—	—	911	22	—	—	—	—	—	—	—	—	—	—	933
Purchased Interest
Rate Swaptions	—	—	164	1,084	—	—	—	—	—	—	—	—	—	—	1,248
Purchased Options	—	—	54	—	—	—	11	—	—	—	—	—	—	—	65
Total OTC	$252	$8	$5,451	$3,304	$168	$81	$4,782	$—	$11	$6	$1	$66	$—	$7	$14,137

Liabilities*
Foreign Currency
Contracts	$—	$—	$(4,131)	$(2,907)	$—	$(168)	$(5,482)	$—	$(47)	$—	$(174)	$—	$(2)	$—	$(12,911)
Interest Rate Swaps	—	—	—	(2)	—	—	—	—	—	—	—	—	—	—	(2)
Total Return Swaps	—	(292)	—	—	—	—	—	(308)	—	—	—	—	—	—	(600)
Written Interest
Rate Swaptions	—	—	—	(1,203)	—	—	—	—	—	—	—	—	—	—	(1,203)
Written Options	—	—	(21)	—	—	—	(1)	—	—	—	—	—	—	—	(22)
Total OTC	$—	$(292)	$(4,152)	$(4,112)	$—	$(168)	$(5483)	$(308)	$(47)	$—	$(174)	$—	$(2)	$—	$(14,738)

Net Market Value
of OTC
Derivatives	$252	$(284)	$1,299	$(808)	$168	$(87)	$(701)	$(308)	$(36)	$6	$(173)	$66	$(2)	$7	$(601)
Collateral
(Received)/Pledged	—	284 **	(457)^	808 **	—	—	550 **	—	—	—	—	—	—	—	1,185 **
Net Exposure	$252	$—	$842	$—	$168	$(87)	$(151)	$(308)	$(36)	$6	$(173)	$66	$(2)	$7	$584

				NOTES TO FINANCIAL STATEMENTS
					PRINCIPAL FUNDS, INC.
					February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Fund: Global Multi-Strategy Fund
Financial Derivative Instruments: Over the Counter Summary

						Counterparty
	BOA	BARC	BNYM	BNP	CITI	CS	DB	GS	HSBC	JPM	ML	MS	UBS	Total
Assets*
Credit Default
Swaps	$17	$—	$—	$—	$—	$—	$—	$1,272	$—	$66	$72	$51	$—	$1,478
Currency Swaps	6	—	—	—	—	—	—	—	—	—	—	—	—	6
Equity Basket
Swaps	63	—	—	—	—	—	2,986	—	—	—	—	5,422	—	8,471
Foreign Currency
Contracts	11,684	2,495	921	17	4,580	9	610	—	820	—	149	327	78	21,690
Interest Rate Swaps	118	—	—	—	—	—	—	—	—	—	—	—	—	118
Purchased Interest
Rate Swaptions	92	22	—	—	—	—	—	—	—	—	—	—	—	114
Purchased Options	—	1,587	—	—	—	—	86	—	—	—	261	—	—	1,934
Synthetic Futures	39	—	—	—	82	—	—	—	—	—	90	69	—	280
Total Return Swaps	—	—	—	—	27	—	—	—	135	—	—	66	—	228
Total OTC	$12,019	$4,104	$921	$17	$4,689	$9	$3,682	$1,272	$955	$66	$572	$5,935	$78	$34,319

Liabilities*
Credit Default
Swaps	$—	$—	$—	$—	$—	$—	$—	$(2,018)	$—	$(23)	$—	$(28)	$—	$(2,069)
Equity Basket
Swaps	—	—	—	—	—	—	(127)	—	—	—	—	(1,871)	—	(1,998)
Foreign Currency
Contracts	(16,592)	(2,600)	(2,884)	(6)	(5,270)	(1,644)	(44)	—	(814)	(74)	(255)	(446)	(125)	(30,754)
Interest Rate Swaps	(73)	—	—	—	—	—	—	—	—	—	—	—	—	(73)
Synthetic Futures	(179)	—	—	—	(134)^^	—	—	—	—	—	(113)^^	(212)	—	(638)
Total Return Swaps	—	—	—	—	—	—	—	—	—	—	—	(2)	—	(2)
Written Options	—	(931)	—	—	—	—	—	—	—	—	—	—	—	(931)
Total OTC	$(16,844)	$(3,531)	$(2,884)	$(6)	$(5,404)	$(1,644)	$(171)	$(2,018)	$(814)	$(97)	$(368)	$(2,559)	$(125)	$(36,465)

Net Market Value of
OTC Derivatives	$(4,825)	$573	$(1,963)	$11	$(715)	$(1,635)	$3,511	$(746)	$141	$(31)	$204	$3,376	$(47)	$(2,146)
Collateral
(Received)/Pledged	77 **	—	—	—	715 **	—	—	746 **	—	9 **	—	—	—	832 **
Net Exposure	$(4,748)	$573	$(1,963)	$11	$—	$(1,635)	$3,511	$—	$141	$(22)	$204	$3,376	$(47)	$(1,314)

Fund: Multi-Manager Equity Long/Short Fund
Financial Derivative Instruments: Over the Counter Summary

							Counterparty
			BOA		CITI		DB		JPM		MS		Total
Assets*
Equity Basket Swaps			$—		$—		$2,977		$—		$3,433		$6,410
Foreign Currency Contracts			—		618		—		6		1,237		1,861
Total Return Swaps			5		—		—		—		—			5
Total OTC			$5		$618		$2,977		$6		$4,670		$8,276

Liabilities*
Equity Basket Swaps			$—		$—		$—		$—		$(249)		$(249)
Foreign Currency Contracts			—		(109)		—		(33)		(183)		(325)
Synthetic Futures			—		—		—		—		(8)			(8)
Total Return Swaps			(1)		—		—		—		(3)			(4)
Total OTC			$(1)		$(109)		—		$(33)		$(443)		$(586)

Net Market Value of OTC Derivatives			$4		$509		$2,977	$(27)			$4,227		$7,690
Collateral (Received)/Pledged			—		(200)^		—		—		—		(200	)^
Net Exposure			$4		$309		$2,977	$(27)			$4,227		$7,490

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

**The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

^^Represents derivatives owned by the Cayman Subsidiary.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Counterparty Abbreviations used:
ANZ	Australia and New Zealand Banking Group	JPM	JP Morgan Chase
BARC	Barclays Bank PLC	M3	M3 Capital Partners
BNP	BNP Paribas	ML	Merrill Lynch
BNYM	Bank of New York Mellon	MS	Morgan Stanley
BOA	Bank of America	RBC	RBC Dominion Securities
CITI	Citigroup Inc	RBS	Royal Bank of Scotland
DB	Deutsche Bank AG	SS	State Street
GS	Goldman Sachs	TDB	Toronto Dominion Bank
HSBC	HSBC Securities	UBS	UBS AG
		WP	Westpac

Fund: Global Multi-Strategy Fund

			Total Borrowings and
	Repurchase Agreement	Payable for Reverse	Other Financing	Collateral
Counterparty	Proceeds to be Received	Repurchase Agreements	Transactions	(Received)/Pledged	Net Exposure
Barclays Bank	$4,758	$(4,896)	$(138)	$(4,529)	$(4,667)
Merrill Lynch	186,089	(245,088)	(58,999)	24,184	(34,815)

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statement of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Master Securities Forward Transaction Agreements (“MSFTA”) accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and TBA securities. Certain funds may pledge cash to a broker for securities sold short and repurchase agreements.

As of February 28, 2018, deposits with counterparty were as follows (amounts in thousands):
		FCM (Futures
	Repurchase	and Cleared			ISDA (OTC
	Agreements	Swaps)	Shorts	TBA Securities	Derivatives)
Bond Market Index Fund	$—	$—	$—	$554	$—
Diversified Real Asset Fund	—	2,965	—	—	9,730
Global Multi-Strategy Fund	2,309	28,378	335,605	—	83,100
International Equity Index Fund	—	86	—	—	—
Multi-Manager Equity Long/Short Fund	—	4,556	88,022	—	10,640
Origin Emerging Markets Fund	—	1,706	—	—	—
Preferred Securities Fund	—	1,567	—	—	—

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statement of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

As of February 28, 2018, deposits from counterparty were as follows (amounts in thousands):

ISDA (OTC
Derivatives)
Diversified Real Asset Fund	$610
Global Multi-Strategy Fund	270
Multi-Manager Equity Long/Short Fund	200

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The balance of the floating rate notes issued as of February 28, 2018 was $6,248,000. The average outstanding balance for the liability during the period ended February 28, 2018 was $6,127,000 at a weighted average annual interest rate of 1.75%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Foreign Currency Contracts (Continued).

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Real Estate Allocation Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Future contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Options Contracts. During the period, Global Multi-Strategy Fund, Diversified Real Asset Fund, Multi-Manager Equity Long/Short Fund, and Preferred Securities Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.

Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statement of operations.

Global Master Repurchase Agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty. Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The average amount of borrowings outstanding during the period ended February 28, 2018 was $223,290,000 at a weighted average interest rate of 1.14%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.

			Payable for Reverse
Fund	Security Type	Remaining Contractual Tenor	Repurchase Agreement
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Overnight and Continuous	$222,238
Global Multi Strategy Fund	U.S. Treasury and Agency Securities	Greater than 90 Days	4,896
Global Multi Strategy Fund	Foreign Corporate Bond	Greater than 90 Days	22,850
	Gross amount of recognized liabilities for reverse repurchase agreements		$249,984

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR).

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of February 28, 2018, the unfunded loan commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized gain/loss
Diversified Real Asset Fund	$47	$—
Global Multi-Strategy Fund	2,013	3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Short Sales. Bond Market Index Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund, Global Multi-Strategy Fund, and Multi-Manager Equity Long/Short Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2018 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component without actually owning the underlying position.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or a basket of securities.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. The performance and risks of each Fund of Funds directly correspond to the performance and risks of the underlying funds in which the Fund of Funds invest. By investing in many underlying funds, the Fund of Funds has partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.

An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Funds of Funds and each of the underlying funds. Principal Real Estate Investors, LLC (“Principal-REI”) is Sub-advisor to Real Estate Allocation Fund. Principal-REI also serves as Sub-Advisor to some of the underlying funds. The Manager and Principal-REI are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of February 28, 2018, the Funds of Funds owned the following percentages, in the aggregate, of the outstanding shares of the underlying funds listed below:

Fund	Total Percentage of Outstanding Shares Owned
Blue Chip Fund	69.40%
Bond Market Index Fund	85.15
Diversified Real Asset Fund	18.77
EDGE MidCap Fund	99.20
Global Multi-Strategy Fund	37.92
Global Opportunities Fund	98.01
International Equity Index Fund	50.83
International Small Company Fund	99.08
Multi-Manager Equity Long/Short Fund	41.23
Origin Emerging Markets Fund	62.35
Preferred Securities Fund	7.43
Real Estate Debt Income Fund	98.36
Small-MidCap Dividend Income Fund	3.08

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives February 28, 2018			Liability Derivatives February 28, 2018
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Diversified Real Asset Fund
Commodity contracts	Receivables, Net Assets Consist of Net unrealized		$15,578* Payables, Net Assets Consist of Net unrealized		$5,817	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$11,956	Payables	$12,933
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$3,355* Payables, Net Assets Consist of Net unrealized		$2,151	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	30,889		$20,901
Global Multi-Strategy Fund
Commodity contracts	Receivables, Net Assets Consist of Net unrealized		$172	Payables, Net Assets Consist of Net unrealized	$247
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$1,544* Payables, Net Assets Consist of Net unrealized		$2,146	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$12,769* Payables, Net Assets Consist of Net unrealized		$8,830	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$23,630	Payables	$31,685
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$11,762* Payables, Net Assets Consist of Net unrealized		$7,997	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total$	49,877		$50,905
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$19*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Multi-Manager Equity Long/Short Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$7,816* Payables, Net Assets Consist of Net unrealized		$899	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$1,861	Payables	$325
		Total$	9,677		$1,224
Origin Emerging Markets Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$202*	Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Preferred Securities Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$2,818	Payables, Net Assets Consist of Net unrealized	$4,068
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts and certain synthetic futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Diversified Real Asset Fund
Commodity contracts	Net realized gain (loss) from Futures	$26,155	$(10,234)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	(2,836)	(1,669)
	transactions, Foreign currency contracts, and
	Options and swaptions/Net change in
	unrealized appreciation/(depreciation) of
	Investments, Foreign currency contracts, and
	Options and swaptions
Interest rate contracts	Net realized gain (loss) from Investment	956	1,186
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net
	change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, Options and swaptions,
	and Swap agreements
	Total	$24,275	$(10,717)

	NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
			Appreciation/(Depreciation) of
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Derivatives Recognized in Statement
as hedging instruments	Recognized in Statement of Operations	Recognized in Statement of Operations	of Operations
Global Multi-Strategy Fund
Commodity contracts	Net realized gain (loss) from Swap	$1,533	$(497)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Credit contracts	Net realized gain (loss) from Swap	(1,505)	(146)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	(11,427)	(8,075)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net
	change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, Options and swaptions,
	and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	(11,820)	(8,626)
	transactions, Foreign currency contracts,
	Options and swaptions, and Swap
	agreements/Net change in unrealized
	appreciation/(depreciation) of Investments,
	Foreign currency contracts, Options and
	swaptions, and Swap agreements
Interest rate contracts	Net realized gain (loss) from Investment	(1,519)	2,454
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net
	change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, Options and swaptions,
	and Swap agreements
	Total	$(24,738)	$(14,890)
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$965	$(195)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Multi-Manager Equity Long/Short Fund
Equity contracts	Net realized gain (loss) from Futures	$5,571	$1,747
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	(1,214)	1,752
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
	Total	$4,357	$3,499
Origin Emerging Markets Fund
Equity contracts	Net realized gain (loss) from Futures	$2,168	$(713)
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Preferred Securities Fund
Interest rate contracts	Net realized gain (loss) from Investment	$1,245	$101
	transactions, Futures contracts, and Options
	and swaptions/Net change in unrealized
	appreciation/(depreciation) of Investments
	and Options and swaptions

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The Preferred Securities Fund uses long and short U.S. Treasury futures contracts to mitigate interest rate volatility. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

3. Operating Policies (Continued)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended February 28, 2018:

Contract Type	Derivative Type	Average Notional (000's)
Diversified Real Asset Fund
Commodity Contracts	Futures - Long	$454,273
	Futures - Short	215,234
	Total Return Swaps - Receive Floating Rate	202,937
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	553,583
	Foreign Currency Contracts - Contracts to Deliver	597,603
	Purchased Options	42,899
	Written Options	40,844
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	101,665
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	63,730
	Futures - Long	39,682
	Futures - Short	116,840
	Interest Rate Swaps - Pay Floating Rate	11,193
	Interest Rate Swaps - Receive Floating Rate	23,440
	Purchased Interest Rate Swaptions	31,110
	Purchased Options	411
	Written Interest Rate Swaptions	56,310
	Written Options	457

Global Multi-Strategy Fund
Commodity Contracts	Synthetic Futures - Long	16,993
	Synthetic Futures - Short	9,592
Credit Contracts	Credit Default Swaps - Buy Protection	86,644
	Credit Default Swaps - Sell Protection	1,000
	Exchange Cleared Credit Default Swaps - Buy Protection	9,607
	Exchange Cleared Credit Default Swaps - Sell Protection	13,953
Equity Contracts	Futures - Long	242,364
	Futures - Short	206,098
	Purchased Options	843
	Synthetic Futures - Long	12,747
	Synthetic Futures - Short	11,826
	Total Return Equity Basket Swaps	680,374
	Total Return Swaps - Pay Floating Rate	5,459
	Total Return Swaps - Receive Floating Rate	3,135
	Written Options	565
Foreign Exchange Contracts	Currency Swaps – Contracts to Accept	4,822
	Currency Swaps – Contracts to Deliver	4,799
	Foreign Currency Contracts - Contracts to Accept	1,291,162
	Foreign Currency Contracts - Contracts to Deliver	1,275,645
	Purchased Options	146,765
	Written Options	95,242
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	292,793
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	255,901
	Futures - Long	1,249,726
	Futures - Short	1,038,235
	Interest Rate Swaps - Pay Floating Rate	56,215
	Interest Rate Swaps - Receive Floating Rate	44,062
	Purchased Interest Rate Swaptions	38,848
	Purchased Options	33,238
	Synthetic Futures - Long	48,678
	Synthetic Futures - Short	99,278
	Total Return Swaps - Receive Floating Rate	26,646
	Written Interest Rate Swaptions	5,062

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

		3. Operating Policies (Continued)

		Contract Type	Derivative Type	Average Notional (000’s)
		Global Multi-Strategy Fund (Continued)
		Interest Rate Contracts (continued)	Written Options	$5,730

		International Equity Index Fund
		Equity Contracts	Futures - Long	7,756

		Multi-Manager Equity Long/Short Fund
		Equity Contracts	Futures - Long	42,132
			Futures - Short	31,090
			Synthetic Futures - Long	1,545
			Total Return Equity Basket Swaps	233,113
			Total Return Swaps - Pay Floating Rate	313
			Total Return Swaps - Receive Floating Rate	1,298
		Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	38,026
			Foreign Currency Contracts - Contracts to Deliver	60,420

		Origin Emerging Markets Fund
		Equity Contracts	Futures - Long	26,830

		Preferred Securities Fund
		Interest Rate Contracts	Purchased Options	14,262
			Written Options	14,262

4	.	Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

4. Fair Valuation (Continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the underlying investee securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3. The table below includes transfers from Level 1 to Level 2 for the period-ended February 28, 2018 due to lack of exchange-traded valuation data:

Preferred Securities Fund

$ 5,905,049

Below are transfers from Level 2 to Level 1 for the period-ended February 28, 2018 due to the resumption of trading for previous thinly traded securities:

Global Multi-Strategy Fund	$39,394
Preferred Securities Fund	85,362

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

4. Fair Valuation (Continued)

The following is a summary of the inputs used as of February 28, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 -	Significant Observable	Level 3 - Significant
Fund	Quoted Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$2,781,589	$—	$—	$2,781,589
Investment Companies*	3,975	—	—	3,975
Total investments in securities $	2,785,564	$—	$—	$2,785,564

Bond Market Index Fund
Bonds*	$—	$592,436	$—	$592,436
Investment Companies*	98,843	—	—	98,843
Municipal Bonds*	—	13,741	—	13,741
U.S. Government & Government Agency Obligations*	—	1,102,920	—	1,102,920
Total investments in securities $	98,843	$1,709,097	$—	$1,807,940
Short Sales
U.S. Government & Government Agency Obligations	$—	$(2,334)	$—	$(2,334)
Total Short Sales $	—	$(2,334)	$—	$(2,334)

Diversified Real Asset Fund
Bonds*	$—	$337,392	$—	$337,392
Commodity Indexed Structured Notes*	—	22,974	—	22,974
Common Stocks
Basic Materials	219,334	256,053	—	475,387
Communications	—	2,145	—	2,145
Consumer, Cyclical	38,627	13,538	—	52,165
Consumer, Non-cyclical	40,703	60,360	—	101,063
Diversified	—	3,268	—	3,268
Energy	494,041	99,544	61	593,646
Financial	289,250	206,248	—	495,498
Industrial	100,816	116,095	—	216,911
Technology	6,144	4,646	—	10,790
Utilities	133,508	121,081	—	254,589
Convertible Bonds*	—	273	—	273
Investment Companies*	77,688	—	—	77,688
Senior Floating Rate Interests*	—	710,328	—	710,328
U.S. Government & Government Agency Obligations*	—	723,100	—	723,100
Purchased Interest Rate Swaptions	—	1,248	—	1,248
Purchased Options	—	65	—	65
Total investments in securities $	1,400,111	$2,678,358	$61	$4,078,530
Assets
Commodity Contracts**
Futures	$15,578	$—	$—	$15,578
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$11,891	$—	$11,891
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$949	$—	$949
Futures	225	—	—	225
Interest Rate Swaps	—	933	—	933
Liabilities
Commodity Contracts**
Futures	$(5,217)	$—	$—	$(5,217)
Total Return Swaps	—	(600)	—	(600)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(12,911)	$—	$(12,911)
Written Options	—	(22)	—	(22)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(681)	$—	$(681)
Futures	(265)	—	—	(265)
Interest Rate Swaps	—	(2)	—	(2)
Interest Rate Swaptions	—	(1,203)	—	(1,203)

Dynamic Floating Rate High Income Fund
Bonds*	$—	$2,072	$—	$2,072
Investment Companies*	1,541	—	—	1,541
Senior Floating Rate Interests*	—	8,393	—	8,393
Total investments in securities $	1,541	$10,465	$—	$12,006

EDGE MidCap Fund
Common Stocks*	$588,777	$—	$—	$588,777
Investment Companies*	12,818	—	—	12,818
Total investments in securities $	601,595	$—	$—	$601,595

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 -	Significant Observable	Level 3 - Significant
Fund	Quoted Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds*	$—	$753,119	$19,018	$772,137
Common Stocks
Basic Materials	59,029	31,720	—	90,749
Communications	109,852	12,758	80	122,690
Consumer, Cyclical	89,150	46,536	16	135,702
Consumer, Non-cyclical	146,904	48,542	—	195,446
Diversified	1,002	2,256	—	3,258
Energy	50,835	12,148	—	62,983
Financial	121,386	58,837	2,792	183,015
Industrial	76,417	41,348	—	117,765
Technology	98,921	14,117	4	113,042
Utilities	15,884	10,161	—	26,045
Convertible Bonds*	—	73,121	—	73,121
Convertible Preferred Stocks
Communications	—	—	213	213
Consumer, Cyclical	—	—	40	40
Consumer, Non-cyclical	3,489	104	—	3,593
Energy	201	—	—	201
Financial	1,531	4,161	—	5,692
Industrial	174	—	—	174
Technology	—	378	—	378
Utilities	804	—	—	804
Investment Companies*	453,364	—	—	453,364
Preferred Stocks
Basic Materials	—	345	—	345
Communications	—	107	1,646	1,753
Consumer, Cyclical	—	1,666	—	1,666
Financial	868	—	722	1,590
Industrial	—	—	69	69
Technology	—	—	146	146
Repurchase Agreements*	—	190,847	—	190,847
Senior Floating Rate Interests*	—	158,119	—	158,119
U.S. Government & Government Agency Obligations*	—	308,589	—	308,589
Purchased Interest Rate Swaptions	—	114	—	114
Purchased Options	4,492	1,934	—	6,426
Total investments in securities $	1,234,303	$1,771,027	$24,746	$3,030,076
Short Sales
Bonds	—	(20,632)	—	(20,632)
Common Stocks
Basic Materials	$(4,586)	$(13,336)	$—	$(17,922)
Communications	(23,902)	(11,239)	—	(35,141)
Consumer, Cyclical	(32,451)	(19,642)	—	(52,093)
Consumer, Non-cyclical	(30,672)	(25,467)	—	(56,139)
Diversified	—	(2,023)	—	(2,023)
Energy	(9,500)	(5,713)	—	(15,213)
Financial	(21,765)	(20,996)	—	(42,761)
Industrial	(18,068)	(17,276)	—	(35,344)
Technology	(33,998)	(1,921)	—	(35,919)
Utilities	(8,946)	(7,204)	—	(16,150)
Convertible Bonds	—	(582)	—	(582)
Investment Companies	(752)	—	—	(752)
U.S. Government & Government Agency Obligations	—	(213,827)	—	(213,827)
Total Short Sales $	(184,640)	$(359,858)	$—	$(544,498)
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,478	$—	$1,478
Exchange Cleared Credit Default Swaps	—	66	—	66
Commodity Contracts**
Synthetic Futures	$—	$172	$—	$172
Equity Contracts**
Futures	$1,073	$—	$—	$1,073
Synthetic Futures	—	93	—	93
Total Return Equity Basket Swaps	—	8,471	—	8,471
Total Return Swaps	—	66	—	66
Foreign Exchange Contracts**
Currency Swaps	$—	$6	$—	$6
Foreign Currency Contracts	—	21,690	—	21,690

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

4. Fair Valuation (Continued)
		Level 2 - Other
	Level 1 - Significant Observable		Level 3 - Significant
Fund	Quoted Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$4,786	$—	$4,786
Futures	5,141	—	—	5,141
Interest Rate Swaps	—	118	—	118
Synthetic Futures	—	15	—	15
Total Return Swaps	—	162	—	162
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,069)	$—	$(2,069)
Exchange Cleared Credit Default Swaps	—	(77)	—	(77)
Commodity Contracts**
Synthetic Futures	$—	$(247)	$—	$(247)
Equity Contracts**
Futures	$(5,108)	$—	$—	$(5,108)
Written Options	(1,481)	—	—	(1,481)
Synthetic Futures	—	(241)	—	(241)
Total Return Equity Basket Swaps	—	(1,998)	—	(1,998)
Total Return Swaps	—	(2)	—	(2)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(30,754)	$—	$(30,754)
Written Options	—	(931)	—	(931)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(4,295)	$—	$(4,295)
Futures	(1,566)	—	—	(1,566)
Interest Rate Swaps	—	(73)	—	(73)
Interest Rate Swaption	—	—	—	—
Written Options	(1,913)	—	—	(1,913)
Synthetic Futures	—	(150)	—	(150)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$4,736	$—	$4,736
Communications	94,728	—	—	94,728
Consumer, Cyclical	50,655	78,368	—	129,023
Consumer, Non-cyclical	120,001	45,775	—	165,776
Diversified	53	—	—	53
Energy	13,015	23,760	—	36,775
Financial	125,797	104,649	—	230,446
Industrial	89,712	27,940	—	117,652
Technology	72,365	15,624	—	87,989
Utilities	12,473	20,497	—	32,970
Investment Companies*	1,855	—	—	1,855
Preferred Stocks	5,451	—	—	5,451
Total investments in securities $	586,105	$321,349	$—	$907,454

International Equity Index Fund
Common Stocks
Basic Materials	$—	$74,961	$—	$74,961
Communications	—	60,263	—	60,263
Consumer, Cyclical	467	136,854	—	137,321
Consumer, Non-cyclical	2,215	226,791	—	229,006
Diversified	—	6,320	—	6,320
Energy	—	53,438	—	53,438
Financial	—	255,281	—	255,281
Industrial	—	135,980	—	135,980
Technology	3,859	37,431	—	41,290
Utilities	—	32,938	—	32,938
Investment Companies*	41,387	—	—	41,387
Preferred Stocks
Basic Materials	—	272	—	272
Consumer, Cyclical	—	3,906	—	3,906
Consumer, Non-cyclical	—	1,633	—	1,633
Total investments in securities $	47,928	$1,026,068	$—	$1,073,996
Assets
Equity Contracts**
Futures	19	—	—	19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 -	Significant Observable	Level 3 - Significant
Fund		Quoted Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Small Company Fund
Common Stocks
Basic Materials		$16,249	$64,788	$—	$81,037
Communications		6,043	28,089	—	34,132
Consumer, Cyclical		21,061	159,352	—	180,413
Consumer, Non-cyclical		5,668	136,509	—	142,177
Diversified		—	12,470	—	12,470
Energy		17,647	26,309	—	43,956
Financial		14,616	193,330	—	207,946
Industrial		15,227	189,288	—	204,515
Technology		14,018	52,070	—	66,088
Utilities		—	17,900	—	17,900
Investment Companies*		15,898	—	—	15,898
Preferred Stocks
Industrial		—	2,289	—	2,289
	Total investments in securities $	126,427	$882,394	$—	$1,008,821

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials		$13,281	$8,422	$—	$21,703
Communications		22,531	5,633	—	28,164
Consumer, Cyclical		24,923	15,304	—	40,227
Consumer, Non-cyclical		51,473	8,147	—	59,620
Energy		11,930	4,384	—	16,314
Financial		25,815	11,336	—	37,151
Industrial		27,854	20,528	—	48,382
Technology		26,566	7,605	—	34,171
Utilities		3,481	2,107	—	5,588
Investment Companies*		78,983	—	—	78,983
Preferred Stocks
Consumer, Cyclical		—	2,295	—	2,295
U.S. Government & Government Agency Obligations*		—	11,971	—	11,971
	Total investments in securities $	286,837	$97,732	$—	$384,569
Short Sales
Common Stocks
Basic Materials		$(3,357)	$(2,090)	$—	$(5,447)
Communications		(7,016)	(1,617)	—	(8,633)
Consumer, Cyclical		(12,509)	(6,324)	—	(18,833)
Consumer, Non-cyclical		(19,664)	(3,528)	—	(23,192)
Energy		(7,331)	(290)	—	(7,621)
Financial		(13,723)	(5,525)	—	(19,248)
Industrial		(7,419)	(7,820)	—	(15,239)
Technology		(12,914)	(1,743)	—	(14,657)
Utilities		(5,136)	(1,620)	—	(6,756)
Investment Companies		(16,660)	—	—	(16,660)
	Total Short Sales$	(105,729)	$(30,557)	$—	$(136,286)
Assets
Equity Contracts**
Futures		$1,401	$—	$—	$1,401
Total Return Equity Basket Swaps		—	6,410	—	6,410
Total Return Swaps		—	5	—	5
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1,861	$—	$1,861
Liabilities
Equity Contracts**
Futures		$(638)	$—	$—	$(638)
Synthetic Futures		—	(8)	—	(8)
Total Return Equity Basket Swaps		—	(249)	—	(249)
Total Return Swaps		—	(4)	—	(4)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(325)	$—	$(325)

Opportunistic Municipal Fund
Investment Companies*		$113	$—	$—	$113
Municipal Bonds*		—	125,253	—	125,253
	Total investments in securities $	113	$125,253	$—	$125,366

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
			Significant Observable	Level 3 - Significant
Fund	Level 1 -Quoted Prices		Inputs	Unobservable Inputs		Totals (Level 1,2,3)

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$7,117	$60,228		$—	$67,345
Communications		66,985	56,531		—	123,516
Consumer, Cyclical		8,540	40,381		—	48,921
Consumer, Non-cyclical		7,849	26,341		—	34,190
Diversified		—	13,884		—	13,884
Energy		—	69,353		—	69,353
Financial		—	186,566		—	186,566
Industrial		—	64,312		—	64,312
Technology		45,959	47,623		—	93,582
Utilities		4,726	3,635		—	8,361
Investment Companies*		18,744	—		—	18,744
	Total investments in securities $	159,920	$568,854		$—	$728,774
Assets
Equity Contracts**
Futures		202	—		—	202

Preferred Securities Fund
Bonds*		$—	$4,393,955		$—	$4,393,955
Convertible Preferred Stocks
Financial		80,347	—		—	80,347
Investment Companies*		37,030	—		—	37,030
Preferred Stocks
Communications		101,532	142,114		—	243,646
Consumer, Non-cyclical		—	27,734		—	27,734
Financial		640,565	122,355		—	762,920
Government		—	67,356		—	67,356
Industrial		39,816	—		—	39,816
Utilities		151,271	1,931		—	153,202
Purchased Options		2,818	—		—	2,818
	Total investments in securities $	1,053,379	$4,755,445		$—	$5,808,824
Liabilities
Interest Rate Contracts**
Written Options		(4,068)	—		—	(4,068)

Real Estate Allocation Fund
Investment Companies*		$1,649	$—		$—	$1,649
	Total investments in securities $	1,649	$—		$—	$1,649

Real Estate Debt Income Fund
Bonds*		$—	$185,754		$—	$185,754
Investment Companies*		5,235	—		—	5,235
	Total investments in securities $	5,235	$185,754		$—	$190,989

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		$104,998	$—		$—	$104,998
Communications		95,001	—		—	95,001
Consumer, Cyclical		362,453	—		—	362,453
Consumer, Non-cyclical		329,143	—		—	329,143
Energy		202,884	—		—	202,884
Financial		942,414	18,307		—	960,721
Government		41,182	—		—	41,182
Industrial		320,863	—		—	320,863
Technology		157,330	—		—	157,330
Utilities		170,547	—		—	170,547
Investment Companies*		84,703	—		—	84,703
	Total investments in securities $	2,811,518	$18,307		$—	$2,829,825

	NOTES TO FINANCIAL STATEMENTS
		PRINCIPAL FUNDS, INC.
	February 28, 2018 (unaudited)

4. Fair Valuation (Continued)
			Level 2 - Other
		Level 1 -	Significant Observable		Level 3 - Significant
Fund	Quoted Prices		Inputs		Unobservable Inputs	Totals (Level 1,2,3)

SystematEx International Fund
Common Stocks
Basic Materials		$—		$8,930	$—	$8,930
Communications		—		3,863	—	3,863
Consumer, Cyclical		—		16,591	—	16,591
Consumer, Non-cyclical		9		18,293	—	18,302
Diversified		—		1,048	—	1,048
Energy		—		6,428	—	6,428
Financial		213		19,447	—	19,660
Industrial		—		8,572	—	8,572
Technology		13		4,762	—	4,775
Utilities		—		1,821	—	1,821
Investment Companies*		175		—	—	175
	Total investments in securities $	410		$89,755	$—	$90,165

SystematEx Large Value Fund
Common Stocks*		$10,052		$—	$—	$10,052
Investment Companies*		4		—	—	4
	Total investments in securities $	10,056		$—	$—	$10,056

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Exchange Cleared Swaps, Futures, and Foreign Currency Contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund
	First $500	Next $500	Next $500	Over $1.5
	million	million	million	billion
Dynamic Floating Rate High Income Fund	.65%	.63%	.61%	.60%
EDGE MidCap Fund	.75	.73	.71	.70
Global Opportunities Fund	.85	.83	.81	.80
International Small Company Fund	1.05	1.03	1.01	1.00
Multi-Manager Equity Long/Short Fund	1.57	1.55	1.53	1.52
Opportunistic Municipal Fund	.50	.48	.46	.45
Origin Emerging Markets Fund	1.20	1.18	1.16	1.15
Real Estate Debt Income Fund	.55	.53	.51	.50
SystematEx International Fund	.60	.58	.56	.55
SystematEx LargeCap Value Fund	.40	.38	.36	.35

			Net Assets of Fund
	First $500	Next $500	Next $500	Next $500	Next $1	Over $3
	million	million	million	million	billion	billion
Blue Chip Fund	.70%	.68%	.66%	.65%	.64%	.63%
Diversified Real Asset Fund	.85	.83	.81	.80	.79	.78
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55	1.54	1.53
Preferred Securities Fund	.75	.73	.71	.70	.69	.68
Small-MidCap Dividend Income Fund	.80	.78	.76	.75	.74	.73

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25
Real Estate Allocation Fund		.00

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class T and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from September 1, 2017 through February 28, 2018
	Class A		Class C		Class T	Institutional		Expiration
Blue Chip Fund	1.35%*		2.10%*		1.22%	.81%		December 30, 2018
Bond Market Index Fund	N/A		N/A		N/A	.16	**	December 30, 2018
Diversified Real Asset Fund	1.22	^	1.97	^	N/A	.85	^	December 30, 2018
Dynamic Floating Rate High Income Fund	1.10		N/A		N/A	.75		December 30, 2018
EDGE MidCap Fund	N/A		N/A		N/A	.90		December 30, 2018
Global Multi-Strategy Fund	N/A		2.75		N/A	1.63		December 30, 2018
Global Opportunities Fund	1.50		2.25		N/A	.85		December 30, 2018
International Equity Index Fund	N/A		N/A		N/A	.31	#	December 30, 2018
International Small Company Fund	1.60		N/A		N/A	1.20		December 30, 2018
Multi-Manager Equity Long/Short Fund	2.02		N/A		N/A	1.67		December 30, 2018
Opportunistic Municipal Fund	.90		1.65		N/A	.62		December 30, 2018
Origin Emerging Markets Fund	1.75		N/A		N/A	1.25		December 30, 2018
Preferrred Securities Fund	N/A		N/A		1.07	.81	##	December 30, 2018
Real Estate Allocation Fund	.50		N/A		N/A	.15		December 30, 2018
Real Estate Debt Income Fund	1.00		N/A		N/A	.70		December 30, 2018
Small-MidCap Dividend Income Fund	1.13	^^	1.88	^^	N/A	.86		December 30, 2018
SystematEx International Fund	N/A		N/A		N/A	.75		December 30, 2018

*	Contractual limit expires June 30, 2018.
**	Prior to October 1, 2017, the contractual limit was .23%.
^	Prior to October 1, 2017, the contractual limits were 1.25%, 2.00%, and .88% for Class A, Class C, and Institutional Class, respectively.
^^	Period from October 1, 2017 to February 28, 2018.
#	Prior to December 31, 2017, the contractual limit was .40%.
##	Prior to December 31, 2017, the contractual limit was .82%.

		Period from September 1, 2017 through February 28, 2018
	Class J	R-1	R-2	R-3	R-4	R-5	R-6	Expiration
Bond Market Index Fund	.71%^	1.04%^	.91%^	.73%^	.54%^	.42%^	N/A	December 30, 2018
SystematEx LargeCap Value Fund	N/A	N/A	N/A	N/A	N/A	N/A	.42%	December 30, 2018

^ Prior to October 1, 2017, the contractual limits were .78%, 1.11%, .98%, .80%, .61% and .49% for Classes J, R-1, R-2, R-3, R-4, and R-5, respectively.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Bond Market Index Fund	.10	%^	December 30, 2018
Diversified Real Asset Fund	.03	*	December 30, 2018
Global Multi-Strategy Fund	.04		December 30, 2018

  Prior to October 1, 2017, the contractual reduction was .03%.
  Period from October 1, 2017 to February 28, 2018.

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2017 through February 28, 2018
	R-6	Expiration
Blue Chip Fund	.01%	December 30, 2018
Diversified Real Asset Fund	.02	December 30, 2018
EDGE MidCap Fund	.02	December 30, 2018
Global Multi-Strategy Fund	.02	December 30, 2018
International Equity Index Fund	.02	December 30, 2018
International Small Company Fund	.02	December 30, 2018
Multi-Manager Equity Long/Short Fund	.02	December 30, 2018
Origin Emerging Markets Fund	.02	December 30, 2018
Preferred Securities Fund	.02	December 30, 2018
Real Estate Debt Income Fund	.02	December 30, 2018
Small-MidCap Dividend Income Fund	.02	December 30, 2018
SystematEx International Fund	.02	December 30, 2018

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. The Class A, Class C, Class J, Class T, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .25%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, Class T, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled monthly.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. The Distributor receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Real Estate Debt Income Fund, and 5.50% for Blue Chip Fund, Global Opportunities Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Origin Emerging Markets Fund, Real Estate Allocation Fund, and Small-MidCap Dividend Income Fund. The Distributor also retains sales charges on sales of Class T shares based on declining rates which begin at 2.50% for Blue Chip Fund and Preferred Securities Fund. The aggregate amounts of these charges retained by the Distributor for the period ended February 28, 2018, were as follows (amounts in thousands):

	Class A	Class C	Class J
Blue Chip Fund	$205	$5	$2
Bond Market Index Fund	N/A	N/A	4
Diversified Real Asset Fund	10	1	N/A
Dynamic Floating Rate High Income Fund	2	N/A	N/A
Global Multi-Strategy Fund	9	2	N/A
Global Opportunities Fund	5	–	N/A
International Small Company Fund	6	N/A	N/A
Multi-Manager Equity Long/Short Fund	3	N/A	N/A
Opportunistic Municipal Fund	3	1	N/A
Origin Emerging Markets Fund	3	N/A	N/A
Preferred Securities Fund	150	18	2
Real Estate Allocation Fund	3	N/A	N/A
Real Estate Debt Income Fund	2	N/A	N/A
Small-MidCap Dividend Income Fund	34	9	N/A

Affiliated Ownership. At February 28, 2018, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class C Class J Institutional R-1					R-2	R-3	R-4	R-5	R-6
Blue Chip Fund	–	–	1	320	N/A	N/A	1	1	–	23,264
Bond Market Index Fund	N/A	N/A	–	7,820	–	–	–	–	–	N/A
Diversified Real Asset Fund	–	–	N/A	66	N/A	N/A	1	1	1	23,597
Dynamic Floating Rate High Income Fund	212	N/A	N/A	750	N/A	N/A	N/A	N/A	N/A	N/A
EDGE MidCap Fund	N/A	N/A	N/A	13	N/A	N/A	N/A	N/A	N/A	—
Global Multi-Strategy Fund	–	–	N/A	–	N/A	N/A	N/A	N/A	N/A	18,187
Global Opportunities Fund	–	–	N/A	638	N/A	N/A	N/A	N/A	N/A	N/A
International Equity Index Fund	N/A	N/A	N/A	–	–	–	–	–	–	37,631
International Small Company Fund	–	N/A	N/A	84	N/A	N/A	N/A	N/A	N/A	—
Multi-Manager Equity Long/Short Fund	–	N/A	N/A	5	N/A	N/A	N/A	N/A	N/A	16,167
Opportunistic Municipal Fund	–	–	N/A	30	N/A	N/A	N/A	N/A	N/A	N/A
Origin Emerging Markets Fund	–	N/A	N/A	–	N/A	N/A	N/A	N/A	N/A	18,138
Preferred Securities Fund	–	–	–	–	–	–	–	–	–	8,219
Real Estate Allocation Fund	–	N/A	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A
Real Estate Debt Income Fund	–	N/A	N/A	64	N/A	N/A	N/A	N/A	N/A	—
Small-MidCap Dividend Income Fund	–	–	N/A	12	N/A	N/A	N/A	N/A	N/A	373
SystematEx International Fund	N/A	N/A	N/A	47	N/A	N/A	N/A	N/A	N/A	4,575
SystematEx Large Value Fund	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	764

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $62,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2018.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

6. Investment Transactions

For the period ended February 28, 2018, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities Sold	Securities Sold
	Purchases	Sales	Short	Short
Blue Chip Fund	$625,333	$343,301	$—	$—
Bond Market Index Fund	465,044	536,398	14,958	14,232
Diversified Real Asset Fund	1,158,848	1,351,403	—	—
Dynamic Floating Rate High Income Fund	4,250	2,555	—	—
EDGE MidCap Fund	304,742	19,796	—	—
Global Multi-Strategy Fund	2,622,254	2,684,895	704,991	691,929
Global Opportunities Fund	431,071	518,263	—	—
International Equity Index Fund	129,179	151,853	—	—
International Small Company Fund	216,523	317,643	—	—
Multi-Manager Equity Long/Short Fund	376,722	364,839	114,359	123,420
Opportunistic Municipal Fund	45,711	42,497	—	—
Origin Emerging Markets Fund	143,139	185,191	—	—
Preferred Securities Fund	516,798	361,026	—	—
Real Estate Allocation Fund	570	393	—	—
Real Estate Debt Income Fund	31,121	24,806	—	—
Small-MidCap Dividend Income Fund	512,160	1,041,445	—	—
SystematEx International Fund	22,429	13,056	—	—
SystematEx Large Value Fund	2,033	2,170	—	—

For the period ended February 28, 2018, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

			Covers on
			Securities Sold	Securities Sold
	Purchases	Sales	Short	Short
Bond Market Index Fund	$511,542	$576,015	$3,969	$4,169
Diversified Real Asset Fund	688,967	681,473	—	—
Global Multi-Strategy Fund	1,839,040	1,715,250	991,446	1,018,909

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2018, and August 31, 2017 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2018	2017		2018	2017	^	2018	2017	*
Blue Chip Fund	$3,511	$11,106	$	— $	— $		63,361	$4,175
Bond Market Index Fund	43,188	32,874		—	—		—	—
Diversified Real Asset Fund	89,016	96,628		—	—		—	—
Dynamic Floating Rate High Income Fund	214	635		—	—		—	—
EDGE MidCap Fund	2,589	12,356		—	—		5,012	282
Global Multi-Strategy Fund	66,313	3,555		—	—		12,311	—
Global Opportunities Fund	78,458	22,466		—	—		13,245	—
International Equity Index Fund	32,425	24,864		—	—		4,624	—
International Small Company Fund	45,566	1,380		—	—		4,754	—
Multi-Manager Equity Long/Short Fund	10,996	2,398		—	—		6,573	—
Opportunistic Municipal Fund	—	5		2,224	4,458		—	—
Origin Emerging Markets Fund	6,798	5,516		—	—		—	—
Preferred Securities Fund	144,533	264,083		—	—		9,427	47,567
Real Estate Allocation Fund	30	35		—	—		—	4
Real Estate Debt Income Fund	3,514	5,906		—	—		—	3
Small-MidCap Dividend Income Fund	69,264	64,435		—	—		98,726	—
SystematEx International Fund	2,190	1,324		—	—		1,384	—
SystematEx Large Value Fund	194	184		—	—		52	—

^ The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of August 31, 2017, the components of distributable earnings/(deficit) on a federal tax basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary	Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
Blue Chip Fund	$2,003	$—	$26,137	$—	$391,243	$—	$419,383
Bond Market Index Fund	27,506	—	—	(7,719)	17,745	(11)	37,521
Diversified Real Asset Fund	59,778	—	—	(312,443)	147,145	—	(105,520)
Dynamic Floating Rate High Income Fund	7	—	—	(1,064)	(25)	1	(1,081)
EDGE MidCap Fund	953	—	3,250	—	41,071	(716)	44,558
Global Multi-Strategy Fund	43,364	—	6,564	—	78,818	(5,949)	122,797
Global Opportunities Fund	75,329	—	4,500	—	110,597	—	190,426
International Equity Index Fund	24,303	—	—	—	108,597	—	132,900
International Small Company Fund	29,816	—	—	(566)	125,053	—	154,303
Multi-Manager Equity Long/Short Fund	8,173	—	4,488	—	10,297	(873)	22,085
Opportunistic Municipal Fund	—	41	—	(2,368)	2,958	—	631
Origin Emerging Markets Fund	6,583	—	—	(164,514)	187,744	—	29,813
Preferred Securities Fund	8,162	—	738	—	402,681	40,831	452,412
Real Estate Allocation Fund	5	—	—	—	34	—	39
Real Estate Debt Income Fund	428	—	—	(257)	588	—	759
Small-MidCap Dividend Income Fund	35,881	—	56,022	—	427,816	—	519,719
SystematEx International Fund	1,567	—	693	—	11,045	—	13,305
SystematEx Large Value Fund	129	—	—	—	1,389	—	1,518

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, contingent convertible bonds, and perpetual bonds.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2017, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	No Expiration:
	Short-Term	Long-Term	Total
Bond Market Index Fund	$5,237	$2,482	$7,719
Diversified Real Asset Fund	263,465	48,978	312,443
Dynamic Floating Rate High Income Fund	310	755	1,065
International Small Company Fund	566	—	566
Opportunistic Municipal Fund	1,934	434	2,368
Origin Emerging Markets Fund	164,515	—	164,515
Real Estate Debt Income Fund	257	—	257

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.

As of August 31, 2017, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Bond Market Index Fund	$1,805	$—
Diversified Real Asset Fund	—	59,301
Dynamic Floating Rate High Income Fund	—	197
Global Multi-Strategy Fund	—	20,326
Global Opportunities Fund	—	13,167
International Small Company Fund	—	1,986
Multi-Manager Equity Long/Short Fund	—	2,717
Opportunistic Municipal Fund	—	118
Origin Emerging Markets Fund	—	36,773
Small-MidCap Dividend Income Fund	—	9,047

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

7. Federal Tax Information (Continued)

Late-Year Losses. A regulated investment company may elect to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2017 EDGE MidCap Fund had an approximate late-year capital loss deferral of $716,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2017, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Blue Chip Fund	$(4,311)	$(30,723)	$35,034
Bond Market Index Fund	4,501	(2,696)	(1,805)
Diversified Real Asset Fund	(21,350)	31,505	(10,155)
Dynamic Floating Rate High Income Fund	1	(1)	—
EDGE MidCap Fund	(698)	(6,005)	6,703
Global Multi-Strategy Fund	(9,288)	(5,974)	15,262
Global Opportunities Fund	8,482	(36,791)	28,309
International Equity Index Fund	(258)	(482)	740
International Small Company Fund	2,227	(7,562)	5,335
Multi-Manager Equity Long/Short Fund	3,797	(3,797)	—
Opportunistic Municipal Fund	(72)	72	—
Origin Emerging Markets Fund	(1,225)	1,225	—
Preferred Securities Fund	7,644	(18,392)	10,748
Real Estate Allocation Fund	—	(1)	1
Real Estate Debt Income Fund	(2)	2	—
Small-MidCap Dividend Income Fund	(36,625)	(34,311)	70,936
SystematEx International Fund	(1)	(19)	20
SystematEx Large Value Fund	3	(278)	275

Federal Income Tax Basis. At February 28, 2018, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Income Tax Purposes
Blue Chip Fund	$660,541	$(31,349)	$629,192	$2,156,372
Bond Market Index Fund	2,708	(42,290)	(39,582)	1,847,523
Diversified Real Asset Fund	164,179	(138,408)	25,771	4,078,507
Dynamic Floating Rate High Income Fund	96	(68)	28	11,978
EDGE MidCap Fund	81,002	(21,328)	59,674	541,921
Global Multi-Strategy Fund	126,246	(72,050)	54,196	2,956,548
Global Opportunities Fund	140,568	(17,283)	123,285	784,169
International Equity Index Fund	209,984	(63,454)	146,530	927,485
International Small Company Fund	182,276	(18,718)	163,558	845,263
Multi-Manager Equity Long/Short Fund	23,779	(5,956)	17,823	359,892
Opportunistic Municipal Fund*	3,160	(1,893)	1,267	117,851
Origin Emerging Markets Fund	223,796	(3,408)	220,388	508,588
Preferred Securities Fund	342,920	(88,311)	254,609	5,550,186
Real Estate Allocation Fund	10	(44)	(34)	1,683
Real Estate Debt Income Fund	805	(6,687)	(5,882)	196,871
Small-MidCap Dividend Income Fund	466,753	(171,325)	295,428	2,534,397
SystematEx International Fund	14,560	(1,770)	12,790	77,375
SystematEx Large Value Fund	2,170	(253)	1,917	8,139

* The fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On March 13, 2018, the Board of Directors approved a Plan of Liquidation for the Real Estate Allocation Fund. Pursuant to the Plan of Liquidation, the Real Estate Allocation Fund will liquidate on or about April 27, 2018. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 100.06%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.30%			Software (continued)
TransDigm Group Inc	318,239	$91,752	salesforce.com Inc (a)	640,481	$74,456
					$212,905
Banks - 0.37%			TOTAL COMMON STOCKS		$2,781,589
First Republic Bank/CA	109,455	10,157	INVESTMENT COMPANIES - 0.14%	Shares Held	Value (000's)
			Money Market Funds - 0.14%
Building Materials - 0.59%			Principal Government Money Market Fund (b)	3,974,952	3,975
Martin Marietta Materials Inc	80,802	16,478
			TOTAL INVESTMENT COMPANIES		$3,975
Chemicals - 6.07%			Total Investments		$2,785,564
Air Products & Chemicals Inc	405,474	65,196	Other Assets and Liabilities - (0.20)%		$(5,437)
Praxair Inc	560,906	83,996	TOTAL NET ASSETS - 100.00%		$2,780,127
Sherwin-Williams Co/The	49,079	19,709
		$168,901
Commercial Services - 5.17%			(a) Non-income producing security
Ecolab Inc	84,240	10,989	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Gartner Inc (a)	311,792	35,360	Investment Company Act of 1940) or an affiliate as defined by the
IHS Markit Ltd (a)	326,089	15,343	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Moody's Corp	491,219	81,975	outstanding voting shares of the security). Please see affiliated sub-
		$143,667	schedule for transactional information.
Diversified Financial Services - 11.85%
Charles Schwab Corp/The	1,027,103	54,457
FNF Group	427,475	17,069
Mastercard Inc	713,866	125,469	Portfolio Summary (unaudited)
Visa Inc	1,077,505	132,469	Sector		Percent
		$329,464	Financial		35.56%
Electric - 0.55%			Communications		25.87%
Brookfield Infrastructure Partners LP	377,977	15,248	Consumer, Cyclical		10.96%
			Consumer, Non-cyclical		8.65%
Healthcare - Products - 3.48%			Technology		7.66%
Danaher Corp	797,981	78,027	Basic Materials		6.07%
DENTSPLY SIRONA Inc	335,328	18,798	Industrial		3.89%
		$96,825	Energy		0.85%
Home Builders - 0.23%			Utilities		0.55%
Lennar Corp - A Shares	113,772	6,437	Investment Companies		0.14%
			Other Assets and Liabilities		(0.20)%
Insurance - 11.40%			TOTAL NET ASSETS		100.00%
Aon PLC	563,068	79,010
Berkshire Hathaway Inc - Class B (a)	903,109	187,124
Markel Corp (a)	45,629	50,739
		$316,873
Internet - 24.02%
Alphabet Inc - A Shares (a)	7,384	8,151
Alphabet Inc - C Shares (a)	201,152	222,219
Amazon.com Inc (a)	182,821	276,508
Booking Holdings Inc (a)	35,247	71,694
Facebook Inc (a)	436,408	77,820
Liberty Ventures (a)	211,552	11,322
		$667,714
Media - 1.85%
Liberty Global PLC - C Shares (a)	1,712,640	51,431

Pipelines - 0.85%
Kinder Morgan Inc/DE	1,456,757	23,599

Private Equity - 4.79%
Brookfield Asset Management Inc	3,435,905	133,038

REITs - 7.15%
American Tower Corp	983,868	137,082
Equinix Inc	59,922	23,496
SBA Communications Corp (a)	242,190	38,089
		$198,667
Retail - 10.73%
CarMax Inc (a)	872,724	54,039
Costco Wholesale Corp	48,579	9,274
O'Reilly Automotive Inc (a)	122,735	29,971
Restaurant Brands International Inc	646,487	37,878
Starbucks Corp	1,168,915	66,745
TJX Cos Inc/The	784,392	64,853
Yum! Brands Inc	438,356	35,673
		$298,433
Software - 7.66%
Microsoft Corp	1,476,476	138,449

See accompanying notes.

Schedule of Investments
Blue Chip Fund
February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$214,625	$210,650		$3,975
		$—		$214,625	$210,650		$3,975

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$15		$—			$—	$—
	$15		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 5.77%	Shares Held	Value (000's)		Principal
Money Market Funds - 5.77%			BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund (a)	98,842,810	$98,843	Agriculture (continued)
			Reynolds American Inc (continued)
TOTAL INVESTMENT COMPANIES		$98,843	8.13%, 06/23/2019	$430	$459
	Principal				$5,788
BONDS - 34.56%	Amount (000's)	Value (000's)	Airlines - 0.05%
Advertising - 0.03%			American Airlines 2014-1 Class A Pass
Interpublic Group of Cos Inc/The			Through Trust
4.20%, 04/15/2024	$50	$51	3.70%, 04/01/2028	17	17
Omnicom Group Inc			American Airlines 2016-1 Class AA Pass
3.60%, 04/15/2026	500	488	Through Trust
4.45%, 08/15/2020	30	31	3.58%, 07/15/2029	241	238
		$570	Southwest Airlines Co
Aerospace & Defense - 0.51%			2.75%, 11/06/2019	300	300
Boeing Capital Corp			3.00%, 11/15/2026	350	329
4.70%, 10/27/2019	35	36			$884
Boeing Co/The			Apparel - 0.03%
2.35%, 10/30/2021	1,000	987	NIKE Inc
5.88%, 02/15/2040	100	127	3.88%, 11/01/2045	500	494
Embraer Netherlands Finance BV
5.05%, 06/15/2025	250	259	Automobile Asset Backed Securities - 0.26%
Harris Corp			Ally Auto Receivables Trust 2015-2
3.83%, 04/27/2025	200	202	1.84%, 06/15/2020	1,000	996
4.40%, 12/15/2020	40	41	Mercedes-Benz Auto Lease Trust 2017-A
L3 Technologies Inc			1.79%, 04/15/2020	525	521
3.95%, 05/28/2024	178	180	Nissan Auto Receivables 2017-B Owner
4.95%, 02/15/2021	30	31	Trust
Lockheed Martin Corp			1.75%, 10/15/2021	2,000	1,971
3.35%, 09/15/2021	500	507	World Omni Auto Receivables Trust 2016-A
3.55%, 01/15/2026	190	190	1.77%, 09/15/2021	1,000	994
3.80%, 03/01/2045	250	235			$4,482
4.07%, 12/15/2042	30	30	Automobile Manufacturers - 0.42%
4.09%, 09/15/2052	67	65	American Honda Finance Corp
4.50%, 05/15/2036	685	728	1.70%, 09/09/2021	500	479
Northrop Grumman Corp			Ford Motor Co
2.55%, 10/15/2022	280	271	4.35%, 12/08/2026	500	493
3.25%, 01/15/2028	250	239	4.75%, 01/15/2043	400	369
3.50%, 03/15/2021	30	30	Ford Motor Credit Co LLC
5.05%, 11/15/2040	500	556	2.60%, 11/04/2019	500	497
Raytheon Co			3.34%, 03/18/2021	500	497
3.13%, 10/15/2020	30	30	3.66%, 09/08/2024	725	705
4.70%, 12/15/2041	750	840	5.88%, 08/02/2021	100	107
Rockwell Collins Inc			General Motors Co
4.80%, 12/15/2043	525	561	5.15%, 04/01/2038	110	109
Spirit AeroSystems Inc			5.40%, 04/01/2048	300	309
5.25%, 03/15/2022	500	513	6.60%, 04/01/2036	500	577
United Technologies Corp			General Motors Financial Co Inc
2.30%, 05/04/2022	300	290	3.45%, 01/14/2022	1,000	995
3.10%, 06/01/2022	500	498	4.35%, 01/17/2027	500	499
4.05%, 05/04/2047	300	289	PACCAR Financial Corp
4.50%, 04/15/2020	550	571	2.20%, 09/15/2019	20	20
4.50%, 06/01/2042	390	402	Toyota Motor Credit Corp
6.13%, 07/15/2038	46	57	1.90%, 04/08/2021	500	486
		$8,765	2.75%, 05/17/2021	500	498
Agriculture - 0.34%			3.30%, 01/12/2022	500	505
Altria Group Inc					$7,145
4.00%, 01/31/2024	500	514	Automobile Parts & Equipment - 0.03%
4.25%, 08/09/2042	650	643	BorgWarner Inc
4.75%, 05/05/2021	500	526	4.38%, 03/15/2045	300	293
Archer-Daniels-Midland Co			Delphi Corp
4.02%, 04/16/2043	350	339	4.15%, 03/15/2024	133	136
4.48%, 03/01/2021	8	8			$429
BAT Capital Corp			Banks - 6.39%
2.76%, 08/15/2022 (b)	460	447
3.56%, 08/15/2027 (b)	410	391	Australia & New Zealand Banking Group Ltd
4.39%, 08/15/2037 (b)	240	236	2.13%, 08/19/2020	300	294
4.54%, 08/15/2047 (b)	240	233	Australia & New Zealand Banking Group
			Ltd/New York NY
Philip Morris International Inc			2.25%, 06/13/2019	550	547
2.75%, 02/25/2026	500	472	2.63%, 05/19/2022	300	293
2.90%, 11/15/2021	400	398	Banco Santander SA
4.13%, 03/04/2043	300	291	4.25%, 04/11/2027	400	399
Reynolds American Inc			Bank of America Corp
4.45%, 06/12/2025	220	227	2.25%, 04/21/2020	160	158
6.15%, 09/15/2043	500	604	2.63%, 04/19/2021	775	764

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Bank of America Corp (continued)			Cooperatieve Rabobank UA	(continued)
2.65%, 04/01/2019	$625	$625	5.25%, 08/04/2045		$500	$556
3.00%, 12/20/2023 (b),(c)	516	505	Cooperatieve Rabobank UA/NY
3 Month LIBOR + 0.79%			3.38%, 05/21/2025		500	493
3.25%, 10/21/2027	350	333	Credit Suisse AG/New York NY
3.30%, 01/11/2023	1,100	1,097	3.00%, 10/29/2021		250	249
3.42%, 12/20/2028 (b),(c)	549	526	3.63%, 09/09/2024		500	499
3 Month LIBOR + 1.04%			5.40%, 01/14/2020		800	832
3.50%, 04/19/2026	335	330	Credit Suisse Group Funding Guernsey Ltd
3.95%, 01/23/2049 (c)	110	105	3.75%, 03/26/2025		1,000	987
3 Month LIBOR + 1.19%			3.80%, 09/15/2022		630	636
4.00%, 04/01/2024	850	872	Deutsche Bank AG
4.24%, 04/24/2038 (c)	600	610	4.10%, 01/13/2026		750	734
3 Month LIBOR + 1.81%			4.25%, 10/14/2021		400	408
4.25%, 10/22/2026	800	806	Development Bank of Japan Inc
5.63%, 07/01/2020	500	530	2.00%, 10/19/2021		350	338
6.11%, 01/29/2037	850	1,023	Discover Bank
Bank of Montreal			3.20%, 08/09/2021		1,000	994
1.50%, 07/18/2019	500	492	Fifth Third Bancorp
2.10%, 12/12/2019	176	174	2.88%, 07/27/2020		1,000	998
Bank of Nova Scotia/The			4.30%, 01/16/2024		50	52
1.65%, 06/14/2019	500	494	Fifth Third Bank/Cincinnati OH
2.45%, 03/22/2021	750	740	2.25%, 06/14/2021		300	293
2.80%, 07/21/2021	500	497	2.30%, 03/15/2019		300	299
Bank One Corp			First Tennessee Bank NA
8.00%, 04/29/2027	1,000	1,286	2.95%, 12/01/2019		300	300
Barclays PLC			Goldman Sachs Group Inc/The
2.88%, 06/08/2020	300	297	2.00%, 04/25/2019		500	497
3.25%, 01/12/2021	285	283	2.55%, 10/23/2019		1,300	1,294
4.38%, 01/12/2026	380	380	2.60%, 04/23/2020		300	298
4.84%, 05/09/2028	400	394	2.63%, 04/25/2021		500	492
5.25%, 08/17/2045	750	804	2.75%, 09/15/2020		250	248
BB&T Corp			2.90%, 07/24/2023 (c)		500	487
2.45%, 01/15/2020	500	497	3 Month LIBOR + 0.99%
6.85%, 04/30/2019	45	47	3.50%, 11/16/2026		750	722
BNP Paribas SA			3.63%, 01/22/2023		300	302
2.45%, 03/17/2019	400	399	3.81%, 04/23/2029 (c)		220	215
BPCE SA			3 Month LIBOR + 1.16%
4.00%, 04/15/2024	750	765	4.02%, 10/31/2038 (c)		400	387
Branch Banking & Trust Co			3 Month LIBOR + 1.37%
2.63%, 01/15/2022	1,000	982	4.25%, 10/21/2025		500	504
3.80%, 10/30/2026	500	506	4.75%, 10/21/2045		100	106
Capital One Financial Corp			5.15%, 05/22/2045		300	324
2.50%, 05/12/2020	400	395	5.25%, 07/27/2021		1,350	1,439
3.50%, 06/15/2023	40	40	5.95%, 01/15/2027		700	789
4.75%, 07/15/2021	400	419	6.13%, 02/15/2033		850	1,024
Capital One NA			6.25%, 02/01/2041		220	279
2.40%, 09/05/2019	750	745	6.75%, 10/01/2037		150	190
Citibank NA			HSBC Bank USA NA/New York NY
2.10%, 06/12/2020	700	687	5.63%, 08/15/2035		500	594
Citigroup Inc			HSBC Holdings PLC
2.65%, 10/26/2020	750	742	3.40%, 03/08/2021		750	755
2.75%, 04/25/2022	300	293	3.90%, 05/25/2026		500	500
2.90%, 12/08/2021	350	346	4.25%, 08/18/2025		750	747
3.30%, 04/27/2025	750	730	6.10%, 01/14/2042		600	774
3.67%, 07/24/2028 (c)	750	734	HSBC USA Inc
3 Month LIBOR + 1.39%			2.35%, 03/05/2020		500	494
3.88%, 01/24/2039 (c)	90	86	3.50%, 06/23/2024		500	498
3 Month LIBOR + 1.17%			Industrial & Commercial Bank of China
4.13%, 07/25/2028	500	496	Ltd/New York
4.60%, 03/09/2026	1,000	1,033	2.45%, 10/20/2021		350	339
4.75%, 05/18/2046	350	358	JPMorgan Chase & Co
5.50%, 09/13/2025	800	875	2.20%, 10/22/2019		1,550	1,536
6.68%, 09/13/2043	300	390	2.25%, 01/23/2020		530	525
8.13%, 07/15/2039	429	650	2.30%, 08/15/2021		750	730
Commonwealth Bank of Australia/New York			2.40%, 06/07/2021		500	490
NY			2.55%, 03/01/2021		1,500	1,481
2.05%, 03/15/2019	500	497	2.78%, 04/25/2023 (c)		250	245
Compass Bank			3 Month LIBOR + 0.94%
3.88%, 04/10/2025	500	488	3.20%, 01/25/2023		132	131
Cooperatieve Rabobank UA			3.51%, 01/23/2029 (c)		200	194
3.88%, 02/08/2022	950	971	3 Month LIBOR + 0.95%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
JPMorgan Chase & Co (continued)			National Australia Bank Ltd/New
3.54%, 05/01/2028 (c)	$500	$488	York (continued)
3 Month LIBOR + 1.38%			2.63%, 07/23/2020	$500	$497
3.63%, 05/13/2024	100	100	Oesterreichische Kontrollbank AG
3.63%, 12/01/2027	500	483	1.50%, 10/21/2020	220	214
3.88%, 09/10/2024	25	25	2.38%, 10/01/2021	750	741
3.90%, 07/15/2025	750	761	PNC Bank NA
3.90%, 01/23/2049 (c)	155	146	2.00%, 05/19/2020	300	295
3 Month LIBOR + 1.22%			2.60%, 07/21/2020	250	248
3.96%, 11/15/2048 (c)	500	477	2.70%, 11/01/2022	300	291
3 Month LIBOR + 1.38%			PNC Financial Services Group Inc/The
4.03%, 07/24/2048 (c)	500	484	3.30%, 03/08/2022	750	755
3 Month LIBOR + 1.46%			6.70%, 06/10/2019	365	383
4.13%, 12/15/2026	500	506	Royal Bank of Canada
4.50%, 01/24/2022	100	105	2.35%, 10/30/2020	500	494
4.85%, 02/01/2044	400	442	4.65%, 01/27/2026	500	518
5.60%, 07/15/2041	70	84	Royal Bank of Scotland Group PLC
KeyBank NA/Cleveland OH			3.50%, 05/15/2023 (c)	400	394
1.60%, 08/22/2019	500	492	3 Month LIBOR + 1.48%
3.30%, 06/01/2025	500	494	Santander Holdings USA Inc
Korea Development Bank/The			2.65%, 04/17/2020	500	496
2.75%, 03/19/2023	500	484	Santander UK Group Holdings PLC
3.38%, 09/16/2025	500	491	3.57%, 01/10/2023	500	496
Kreditanstalt fuer Wiederaufbau			Skandinaviska Enskilda Banken AB
0.00%, 04/18/2036 (d)	260	144	1.50%, 09/13/2019	500	491
1.00%, 07/15/2019	1,500	1,474	State Street Corp
1.50%, 04/20/2020	1,000	979	2.55%, 08/18/2020	220	219
1.50%, 06/15/2021	210	202	2.65%, 05/19/2026	500	466
1.63%, 03/15/2021	1,535	1,489	3.10%, 05/15/2023	50	49
1.75%, 10/15/2019	550	545	3.55%, 08/18/2025	200	201
1.88%, 04/01/2019	1,200	1,195	Sumitomo Mitsui Financial Group Inc
2.00%, 05/02/2025	280	263	2.06%, 07/14/2021	500	483
2.13%, 06/15/2022	400	390	2.44%, 10/19/2021	500	487
2.13%, 01/17/2023	500	484	2.78%, 07/12/2022	300	293
2.38%, 12/29/2022	440	431	2.85%, 01/11/2022	1,000	984
2.50%, 11/20/2024	300	292	3.36%, 07/12/2027	300	289
2.75%, 09/08/2020	1,100	1,106	3.45%, 01/11/2027	130	126
4.00%, 01/27/2020	100	103	Svenska Handelsbanken AB
Landwirtschaftliche Rentenbank			1.88%, 09/07/2021	1,000	956
2.38%, 06/10/2025	750	720	Toronto-Dominion Bank/The
Lloyds Bank PLC			2.13%, 07/02/2019	750	746
2.70%, 08/17/2020	200	198	3.62%, 09/15/2031 (c)	300	288
Lloyds Banking Group PLC			USSW5 Index Spread + 2.21%
3.00%, 01/11/2022	800	788	UBS AG/Stamford CT
4.58%, 12/10/2025	500	506	4.88%, 08/04/2020	500	522
4.65%, 03/24/2026	400	407	US Bancorp
Manufacturers & Traders Trust Co			3.00%, 03/15/2022	50	50
2.10%, 02/06/2020	300	296	3.15%, 04/27/2027	500	482
Mitsubishi UFJ Financial Group Inc			3.60%, 09/11/2024	750	758
2.76%, 09/13/2026	500	463	US Bank NA/Cincinnati OH
2.95%, 03/01/2021	750	748	2.13%, 10/28/2019	500	496
Mizuho Financial Group Inc			Wells Fargo & Co
2.27%, 09/13/2021	300	290	2.10%, 07/26/2021	500	482
Morgan Stanley			2.60%, 07/22/2020	750	744
2.50%, 04/21/2021	1,000	983	3.00%, 01/22/2021	500	499
2.63%, 11/17/2021	1,000	979	3.00%, 04/22/2026	400	379
2.75%, 05/19/2022	300	293	3.00%, 10/23/2026	500	471
3.13%, 01/23/2023	220	217	3.30%, 09/09/2024	1,000	985
3.13%, 07/27/2026	640	608	3.45%, 02/13/2023	500	496
3.70%, 10/23/2024	1,000	999	3.58%, 05/22/2028 (c)	300	293
3.75%, 02/25/2023	100	102	3 Month LIBOR + 1.31%
3.77%, 01/24/2029 (c)	265	259	4.10%, 06/03/2026	500	501
3 Month LIBOR + 1.14%			4.65%, 11/04/2044	1,000	1,018
4.30%, 01/27/2045	250	250	4.75%, 12/07/2046	250	259
4.35%, 09/08/2026	500	508	5.38%, 02/07/2035	250	290
4.88%, 11/01/2022	650	685	Wells Fargo Bank NA
5.50%, 07/28/2021	1,000	1,072	2.15%, 12/06/2019	250	248
5.75%, 01/25/2021	100	107	Westpac Banking Corp
6.38%, 07/24/2042	200	259	1.60%, 08/19/2019	500	492
7.30%, 05/13/2019	950	1,000	2.10%, 05/13/2021	390	379
National Australia Bank Ltd/New York			2.70%, 08/19/2026	500	464
2.13%, 05/22/2020	400	393	2.85%, 05/13/2026	500	470
2.50%, 05/22/2022	400	388

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Chemicals - 0.40%
Westpac Banking Corp	(continued)			Agrium Inc
4.88%, 11/19/2019		$50	$52	5.25%, 01/15/2045	$300	$326
			$109,534	Dow Chemical Co/The
Beverages - 0.64%				3.50%, 10/01/2024	250	249
Anheuser-Busch InBev Finance Inc				8.55%, 05/15/2019	500	534
2.65%, 02/01/2021		609	603	9.40%, 05/15/2039	380	616
3.65%, 02/01/2026		1,220	1,208	Eastman Chemical Co
4.90%, 02/01/2046		1,600	1,706	2.70%, 01/15/2020	550	548
Anheuser-Busch InBev Worldwide Inc				EI du Pont de Nemours & Co
3.75%, 07/15/2042		750	688	3.63%, 01/15/2021	750	765
5.00%, 04/15/2020		609	636	4.15%, 02/15/2043	50	49
6.88%, 11/15/2019		40	43	LYB International Finance BV
8.20%, 01/15/2039		40	60	4.88%, 03/15/2044	530	555
Coca-Cola Co/The				Methanex Corp
2.45%, 11/01/2020		750	747	3.25%, 12/15/2019	30	30
2.90%, 05/25/2027		500	483	Monsanto Co
Diageo Capital PLC				2.75%, 07/15/2021	500	494
4.83%, 07/15/2020		50	53	3.95%, 04/15/2045	500	468
Diageo Investment Corp				Mosaic Co/The
2.88%, 05/11/2022		780	774	4.25%, 11/15/2023	300	308
Dr Pepper Snapple Group Inc				5.45%, 11/15/2033	500	528
3.13%, 12/15/2023		500	489	5.63%, 11/15/2043	25	26
Molson Coors Brewing Co				Potash Corp of Saskatchewan Inc
2.10%, 07/15/2021		500	482	3.00%, 04/01/2025	150	142
4.20%, 07/15/2046		250	234	3.63%, 03/15/2024	550	551
PepsiCo Inc				PPG Industries Inc
1.35%, 10/04/2019		750	737	3.60%, 11/15/2020	50	51
2.38%, 10/06/2026		500	461	Praxair Inc
2.75%, 03/05/2022		280	278	2.20%, 08/15/2022	50	48
3.60%, 08/13/2042		400	374	Sherwin-Williams Co/The
Pepsi-Cola Metropolitan Bottling Co Inc				3.45%, 06/01/2027	180	174
7.00%, 03/01/2029		750	982	Westlake Chemical Corp
			$11,038	5.00%, 08/15/2046	350	370
Biotechnology - 0.49%						$6,832
Amgen Inc				Commercial Mortgage Backed Securities - 2.10%
3.88%, 11/15/2021		500	512	CFCRE Commercial Mortgage Trust 2017-
4.10%, 06/15/2021		1,000	1,031	C8
4.66%, 06/15/2051		360	363	3.57%, 06/15/2050	1,000	1,004
5.75%, 03/15/2040		530	628	Citigroup Commercial Mortgage Trust 2013-
Baxalta Inc				GC15
				4.37%, 09/10/2046 (e)	500	527
3.60%, 06/23/2022		750	752
5.25%, 06/23/2045		250	269	Citigroup Commercial Mortgage Trust 2015-
Biogen Inc				GC33
2.90%, 09/15/2020		500	499	3.52%, 09/10/2058	1,000	1,006
4.05%, 09/15/2025		160	164	COMM 2012-CCRE2 Mortgage Trust
Celgene Corp				3.79%, 08/15/2045	200	203
3.25%, 02/20/2023		85	84	COMM 2012-CCRE4 Mortgage Trust
3.88%, 08/15/2025		790	788	3.25%, 10/15/2045	500	491
3.90%, 02/20/2028		130	128	COMM 2013-CCRE6 Mortgage Trust
4.35%, 11/15/2047		120	113	3.10%, 03/10/2046	500	496
4.55%, 02/20/2048		130	126	COMM 2014-CCRE15 Mortgage Trust
				4.07%, 02/10/2047 (e)	500	519
5.00%, 08/15/2045		230	240
Gilead Sciences Inc				COMM 2014-CCRE20 Mortgage Trust
1.95%, 03/01/2022		300	287	3.59%, 11/10/2047	1,302	1,314
2.05%, 04/01/2019		40	40	COMM 2014-LC15 Mortgage Trust
2.35%, 02/01/2020		300	298	4.20%, 04/10/2047	350	360
2.95%, 03/01/2027		150	141	COMM 2014-UBS3 Mortgage Trust
3.70%, 04/01/2024		600	609	3.82%, 06/10/2047	550	563
4.00%, 09/01/2036		200	197	COMM 2015-DC1 Mortgage Trust
4.60%, 09/01/2035		590	624	3.08%, 02/10/2048	500	488
4.75%, 03/01/2046		400	419	COMM 2015-LC19 Mortgage Trust
			$8,312	3.18%, 02/10/2048	500	492
Building Materials - 0.10%				COMM 2015-PC1 Mortgage Trust
Johnson Controls International plc				3.90%, 07/10/2050	885	904
3.75%, 12/01/2021		755	769	Commercial Mortgage Pass Through
5.13%, 09/14/2045		500	563	Certificates
5.25%, 12/01/2041		30	32	3.76%, 02/10/2049	2,000	2,033
				Fannie Mae-Aces
Masco Corp				2.30%, 09/25/2022 (e)	465	453
4.45%, 04/01/2025		300	309
				2.48%, 04/25/2022	455	448
Owens Corning				2.51%, 11/25/2022 (e)	1,000	979
4.20%, 12/15/2022		30	31	2.52%, 04/25/2023 (e)	319	313
			$1,704	2.83%, 04/25/2025 (e)	800	787

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces (continued)				WFRBS Commercial Mortgage Trust 2012-
2.94%, 01/25/2026 (e)		$1,601	$1,573	C9
3.12%, 08/25/2024 (e)		975	970	3.39%, 11/15/2045	$500	$499
3.46%, 01/25/2024 (e)		33	33	WFRBS Commercial Mortgage Trust 2013-
4.33%, 03/25/2020 (e)		85	87	C14
Freddie Mac Multifamily Structured Pass				3.34%, 06/15/2046	500	502
Through Certificates				WFRBS Commercial Mortgage Trust 2014-
2.08%, 12/25/2019		8	8	C20
2.67%, 03/25/2026		1,000	963	4.00%, 05/15/2047	500	517
2.87%, 12/25/2021		350	350			$36,022
3.02%, 02/25/2023		77	77	Commercial Services - 0.21%
3.06%, 07/25/2023 (e)		150	150	California Institute of Technology
3.17%, 10/25/2024		1,000	1,006	4.32%, 08/01/2045	50	54
3.21%, 03/25/2025		1,248	1,254	4.70%, 11/01/2111	250	252
3.24%, 04/25/2027		250	249	Ecolab Inc
3.30%, 04/25/2023 (e)		500	507	5.50%, 12/08/2041	400	472
3.30%, 07/25/2024		500	507	Massachusetts Institute of Technology
3.41%, 12/25/2026		2,000	2,022	3.89%, 07/01/2116	375	336
3.53%, 06/25/2020		335	341	3.96%, 07/01/2038	185	194
4.33%, 10/25/2020 (e)		500	518	4.68%, 07/01/2114	100	108
GS Mortgage Securities Trust 2011-GC5				Moody's Corp
3.71%, 08/10/2044		375	382	4.50%, 09/01/2022	500	523
GS Mortgage Securities Trust 2013-GCJ14				5.25%, 07/15/2044	90	103
4.24%, 08/10/2046		50	52	S&P Global Inc
GS Mortgage Securities Trust 2015-GC28				4.00%, 06/15/2025	350	358
3.40%, 02/10/2048		600	599	6.55%, 11/15/2037	30	39
GS Mortgage Securities Trust 2016-GS2				Total System Services Inc
3.05%, 05/10/2049		1,000	970	3.80%, 04/01/2021	500	506
JPMBB Commercial Mortgage Securities				4.80%, 04/01/2026	500	524
Trust 2013-C14				University of Southern California
4.41%, 08/15/2046 (e)		500	523	5.25%, 10/01/2111	20	24
JPMBB Commercial Mortgage Securities				Western Union Co/The
Trust 2014-C18				5.25%, 04/01/2020	30	31
4.08%, 02/15/2047		50	52			$3,524
JPMBB Commercial Mortgage Securities				Computers - 0.81%
Trust 2014-C19				Apple Inc
3.67%, 04/15/2047		500	510	1.55%, 02/07/2020	500	491
Morgan Stanley Bank of America Merrill				2.25%, 02/23/2021	625	616
Lynch Trust 2013-C11				2.30%, 05/11/2022	290	282
3.09%, 08/15/2046		58	58	2.45%, 08/04/2026	750	695
4.16%, 08/15/2046 (e)		1,130	1,180	2.85%, 05/06/2021	550	551
Morgan Stanley Bank of America Merrill				2.85%, 02/23/2023	750	743
Lynch Trust 2013-C12				2.90%, 09/12/2027	300	284
4.26%, 10/15/2046 (e)		500	524	3.00%, 11/13/2027	190	182
Morgan Stanley Bank of America Merrill				3.20%, 05/13/2025	560	555
Lynch Trust 2014-C14				3.25%, 02/23/2026	750	738
3.67%, 02/15/2047		500	509	3.35%, 02/09/2027	280	276
Morgan Stanley Bank of America Merrill				3.45%, 02/09/2045	300	274
Lynch Trust 2014-C15				3.75%, 09/12/2047	200	190
4.05%, 04/15/2047		580	601	3.75%, 11/13/2047	120	114
Morgan Stanley Bank of America Merrill				3.85%, 05/04/2043	550	536
Lynch Trust 2015-C20				4.38%, 05/13/2045	80	84
3.25%, 02/15/2048		500	494	4.65%, 02/23/2046	170	185
Morgan Stanley Bank of America Merrill				Dell International LLC / EMC Corp
Lynch Trust 2015-C21				3.48%, 06/01/2019 (b)	295	297
3.15%, 03/15/2048		575	574	4.42%, 06/15/2021 (b)	800	817
Morgan Stanley Capital I Trust 2017-H1				6.02%, 06/15/2026 (b)	640	683
3.26%, 06/15/2050		2,000	1,960	8.10%, 07/15/2036 (b)	220	269
SG Commercial Mortgage Securities Trust				8.35%, 07/15/2046 (b)	185	234
2016	-C5			DXC Technology Co
3.06%, 10/10/2048		950	915	4.75%, 04/15/2027	100	103
UBS Commercial Mortgage Trust 2012-C1				Hewlett Packard Enterprise Co
3.00%, 05/10/2045		30	30	3.60%, 10/15/2020	320	324
3.40%, 05/10/2045		69	69	4.90%, 10/15/2025	200	207
UBS-Barclays Commercial Mortgage Trust				6.35%, 10/15/2045	100	105
2012	-C3			HP Inc
3.09%, 08/10/2049		50	50	4.65%, 12/09/2021	750	784
UBS-Barclays Commercial Mortgage Trust				6.00%, 09/15/2041	280	296
2012	-C4
2.85%, 12/10/2045		100	98
WFRBS Commercial Mortgage Trust 2012-
C7
2.30%, 06/15/2045		361	359

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
International Business Machines Corp			GE Capital International Funding Co
1.63%, 05/15/2020	$500	$489	Unlimited Co (continued)
2.25%, 02/19/2021	140	138	4.42%, 11/15/2035	$1,000	$980
2.50%, 01/27/2022	500	491	Intercontinental Exchange Inc
3.45%, 02/19/2026	750	752	2.75%, 12/01/2020	500	499
4.70%, 02/19/2046	145	163	4.00%, 10/15/2023	25	26
7.00%, 10/30/2025	370	459	Jefferies Group LLC
Seagate HDD Cayman			6.88%, 04/15/2021	280	308
4.75%, 06/01/2023	550	556	8.50%, 07/15/2019	33	35
		$13,963	Legg Mason Inc
Consumer Products - 0.01%			4.75%, 03/15/2026	500	523
Church & Dwight Co Inc			5.63%, 01/15/2044	25	27
3.95%, 08/01/2047	200	187	Mastercard Inc
Clorox Co/The			2.00%, 04/01/2019	30	30
3.80%, 11/15/2021	30	31	3.38%, 04/01/2024	150	150
Kimberly-Clark Corp			National Rural Utilities Cooperative Finance
2.40%, 03/01/2022	30	29	Corp
		$247	2.85%, 01/27/2025	100	97
Cosmetics & Personal Care - 0.12%			3.05%, 02/15/2022	530	530
Colgate-Palmolive Co			Nomura Holdings Inc
2.45%, 11/15/2021	500	495	6.70%, 03/04/2020	500	536
Procter & Gamble Co/The			Private Export Funding Corp
1.70%, 11/03/2021	500	481	2.80%, 05/15/2022	500	501
2.30%, 02/06/2022	500	491	Visa Inc
5.55%, 03/05/2037	24	30	2.20%, 12/14/2020	375	370
Unilever Capital Corp			3.15%, 12/14/2025	360	352
4.25%, 02/10/2021	500	520	3.65%, 09/15/2047	500	479
		$2,017	4.15%, 12/14/2035	140	148
Credit Card Asset Backed Securities - 0.30%					$11,915
American Express Credit Account Master			Electric - 1.69%
Trust			Ameren Illinois Co
1.93%, 09/15/2022	1,025	1,011	2.70%, 09/01/2022	530	522
Barclays Dryrock Issuance Trust			Berkshire Hathaway Energy Co
2.20%, 12/15/2022	760	752	3.75%, 11/15/2023	750	768
Chase Issuance Trust			3.80%, 07/15/2048 (b)	65	62
1.37%, 06/15/2021	1,000	985	6.13%, 04/01/2036	450	573
Citibank Credit Card Issuance Trust			Commonwealth Edison Co
2.88%, 01/23/2023	605	607	4.70%, 01/15/2044	150	169
Discover Card Execution Note Trust			Consolidated Edison Co of New York Inc
2.12%, 12/15/2021	500	497	4.30%, 12/01/2056	350	359
2.39%, 07/15/2024	1,150	1,129	6.75%, 04/01/2038	530	727
Synchrony Credit Card Master Note Trust			Consumers Energy Co
2016-2			6.70%, 09/15/2019	620	656
2.21%, 05/15/2024	250	245	Dominion Energy Inc
		$5,226	2.50%, 12/01/2019	300	298
Distribution & Wholesale - 0.03%			4.05%, 09/15/2042	900	859
WW Grainger Inc			DTE Electric Co
4.60%, 06/15/2045	500	534	3.70%, 03/15/2045	200	193
			DTE Energy Co
Diversified Financial Services - 0.70%			3.50%, 06/01/2024	500	498
Air Lease Corp			Duke Energy Carolinas LLC
3.75%, 02/01/2022	70	71	4.00%, 09/30/2042	280	284
American Express Co			5.30%, 02/15/2040	250	299
4.05%, 12/03/2042	500	498	6.00%, 12/01/2028	500	594
American Express Credit Corp			Duke Energy Corp
1.88%, 05/03/2019	500	496	1.80%, 09/01/2021	500	478
2.25%, 08/15/2019	750	746	Duke Energy Florida LLC
3.30%, 05/03/2027	500	486	3.20%, 01/15/2027	500	488
Ameriprise Financial Inc			3.40%, 10/01/2046	200	180
4.00%, 10/15/2023	775	798	Duke Energy Progress LLC
BlackRock Inc			4.38%, 03/30/2044	400	425
3.38%, 06/01/2022	30	31	Edison International
4.25%, 05/24/2021	500	521	2.95%, 03/15/2023	350	341
5.00%, 12/10/2019	430	448	Emera US Finance LP
Charles Schwab Corp/The			2.15%, 06/15/2019	1,000	990
3.00%, 03/10/2025	300	291	Enel Generacion Chile SA
CME Group Inc			4.25%, 04/15/2024	30	30
3.00%, 03/15/2025	500	488	Entergy Arkansas Inc
GE Capital International Funding Co			3.75%, 02/15/2021	30	31
Unlimited Co			Entergy Corp
2.34%, 11/15/2020	500	489	5.13%, 09/15/2020	30	31
3.37%, 11/15/2025	1,000	961

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Electric (continued)
Entergy Louisiana LLC			Southern Co/The
3.12%, 09/01/2027	$300	$289	2.35%, 07/01/2021	$400	$389
3.25%, 04/01/2028	500	483	Southern Power Co
Exelon Corp			2.50%, 12/15/2021	300	292
4.95%, 06/15/2035	320	350	4.95%, 12/15/2046	300	316
5.15%, 12/01/2020	500	524	Southwestern Electric Power Co
Exelon Generation Co LLC			6.20%, 03/15/2040	390	495
4.25%, 06/15/2022	500	516	Southwestern Public Service Co
FirstEnergy Corp			4.50%, 08/15/2041	300	322
3.90%, 07/15/2027	400	396	TransAlta Corp
4.85%, 07/15/2047	400	420	6.50%, 03/15/2040	30	30
Florida Power & Light Co			Union Electric Co
2.75%, 06/01/2023	500	491	3.65%, 04/15/2045	500	483
3.70%, 12/01/2047	70	67	Virginia Electric & Power Co
4.05%, 10/01/2044	25	26	3.15%, 01/15/2026	500	486
5.65%, 02/01/2037	250	307	WEC Energy Group Inc
Georgia Power Co			3.55%, 06/15/2025	70	70
3.25%, 03/30/2027	750	728			$28,894
Great Plains Energy Inc			Electrical Components & Equipment - 0.00%
4.85%, 06/01/2021	30	31	Emerson Electric Co
Hydro-Quebec			2.63%, 02/15/2023	30	29
8.05%, 07/07/2024	530	665	4.88%, 10/15/2019	30	31
Mississippi Power Co					$60
4.25%, 03/15/2042	30	28	Electronics - 0.10%
Nevada Power Co			Arrow Electronics Inc
7.13%, 03/15/2019	434	454	4.50%, 03/01/2023	30	31
NextEra Energy Capital Holdings Inc			Corning Inc
2.30%, 04/01/2019	300	299	4.25%, 08/15/2020	500	516
4.50%, 06/01/2021	50	52	Honeywell International Inc
Northern States Power Co/MN			3.35%, 12/01/2023	500	508
5.35%, 11/01/2039	30	36	Jabil Inc
NSTAR Electric Co			4.70%, 09/15/2022	30	31
2.38%, 10/15/2022	500	484	Koninklijke Philips NV
3.20%, 05/15/2027	300	292	3.75%, 03/15/2022	500	509
Oncor Electric Delivery Co LLC			5.00%, 03/15/2042	30	32
5.25%, 09/30/2040	530	626	Tyco Electronics Group SA
Pacific Gas & Electric Co			7.13%, 10/01/2037	37	51
3.75%, 02/15/2024	125	125			$1,678
5.40%, 01/15/2040	30	33	Environmental Control - 0.10%
5.80%, 03/01/2037	500	579	Republic Services Inc
6.35%, 02/15/2038	400	491	2.90%, 07/01/2026	500	471
PacifiCorp			3.20%, 03/15/2025	300	293
6.00%, 01/15/2039	500	643	5.50%, 09/15/2019	25	26
PECO Energy Co			Waste Management Inc
1.70%, 09/15/2021	60	57	3.50%, 05/15/2024	1,000	1,008
2.38%, 09/15/2022	730	710			$1,798
3.70%, 09/15/2047	297	288	Federal & Federally Sponsored Credit - 0.01%
4.15%, 10/01/2044	400	415	Federal Farm Credit Banks
Potomac Electric Power Co			1.58%, 02/17/2021	150	146
3.60%, 03/15/2024	30	31
PPL Capital Funding Inc			Finance - Mortgage Loan/Banker - 1.54%
3.50%, 12/01/2022	700	703	Fannie Mae
PPL Electric Utilities Corp			0.00%, 10/09/2019 (d)	85	82
3.95%, 06/01/2047	300	303	0.88%, 08/02/2019	500	491
Progress Energy Inc			1.00%, 08/28/2019	250	246
3.15%, 04/01/2022	40	40	1.05%, 05/25/2018	50	50
7.75%, 03/01/2031	500	681	1.13%, 07/26/2019	2,200	2,166
PSEG Power LLC			1.25%, 02/26/2019	2,000	1,982
8.63%, 04/15/2031	500	651	1.25%, 05/06/2021	300	289
Public Service Co of Colorado			1.38%, 02/26/2021	250	242
3.80%, 06/15/2047	400	393	1.50%, 11/30/2020	500	488
Puget Energy Inc			1.70%, 01/27/2020	500	494
6.00%, 09/01/2021	500	544	1.75%, 09/12/2019	1,000	993
Puget Sound Energy Inc			1.88%, 12/28/2020	300	295
4.30%, 05/20/2045	400	423	2.00%, 01/05/2022	500	489
San Diego Gas & Electric Co			2.13%, 04/24/2026	1,000	937
3.60%, 09/01/2023	30	31	2.63%, 09/06/2024	500	492
4.50%, 08/15/2040	350	382	5.63%, 07/15/2037	65	86
South Carolina Electric & Gas Co			6.63%, 11/15/2030	500	675
5.45%, 02/01/2041	540	604	7.13%, 01/15/2030	250	345
Southern California Edison Co			7.25%, 05/15/2030	249	349
5.50%, 03/15/2040	350	427
5.95%, 02/01/2038	30	38

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Gas (continued)
Federal Home Loan Banks			Dominion Energy Gas Holdings LLC
0.88%, 08/05/2019	$1,000	$981	3.55%, 11/01/2023	$30	$30
1.00%, 09/26/2019	250	245	4.60%, 12/15/2044	200	204
1.13%, 06/21/2019	1,000	987	ONE Gas Inc
1.13%, 07/14/2021	950	908	3.61%, 02/01/2024	50	51
1.38%, 05/28/2019	500	495	Sempra Energy
1.38%, 11/15/2019	1,000	986	2.40%, 03/15/2020	200	198
1.38%, 09/28/2020	500	487	4.00%, 02/01/2048	70	65
1.38%, 02/18/2021	500	485	6.00%, 10/15/2039	334	412
1.63%, 06/14/2019	800	794	Southern California Gas Co
1.88%, 03/13/2020	500	495	3.15%, 09/15/2024	500	498
4.13%, 03/13/2020	100	104	Washington Gas Light Co
5.50%, 07/15/2036	50	65	3.80%, 09/15/2046	500	484
5.63%, 06/11/2021	65	71			$2,197
Freddie Mac			Hand & Machine Tools - 0.04%
1.13%, 04/15/2019	1,000	989	Snap-on Inc
1.25%, 10/02/2019	1,500	1,477	3.25%, 03/01/2027	500	489
1.38%, 08/15/2019	500	494	Stanley Black & Decker Inc
1.38%, 05/01/2020	500	490	3.40%, 12/01/2021	250	253
1.40%, 08/22/2019	163	161			$742
1.50%, 01/17/2020	500	493	Healthcare - Products - 0.53%
1.75%, 05/30/2019	250	249	Abbott Laboratories
2.38%, 01/13/2022	1,750	1,735	2.00%, 03/15/2020	300	295
3.75%, 03/27/2019	1,250	1,271	2.90%, 11/30/2021	460	456
4.88%, 06/13/2018	63	64	3.75%, 11/30/2026	410	406
6.25%, 07/15/2032	500	670	4.75%, 04/15/2043	300	315
6.75%, 03/15/2031	43	59	4.90%, 11/30/2046	310	333
		$26,446	5.13%, 04/01/2019	530	543
Food - 0.35%			Becton Dickinson and Co
Campbell Soup Co			3.73%, 12/15/2024	731	720
4.25%, 04/15/2021	30	31	5.00%, 11/12/2040	30	31
General Mills Inc			Boston Scientific Corp
3.15%, 12/15/2021	30	30	3.85%, 05/15/2025	950	954
JM Smucker Co/The			6.00%, 01/15/2020	30	32
3.00%, 03/15/2022	300	296	Danaher Corp
4.25%, 03/15/2035	300	302	4.38%, 09/15/2045	300	320
Kellogg Co			Medtronic Inc
2.65%, 12/01/2023	460	447	3.15%, 03/15/2022	1,000	1,001
4.00%, 12/15/2020	400	410	3.50%, 03/15/2025	780	779
Koninklijke Ahold Delhaize NV			4.38%, 03/15/2035	234	248
5.70%, 10/01/2040	30	34	4.63%, 03/15/2044	500	546
Kraft Heinz Foods Co			5.55%, 03/15/2040	40	48
3.00%, 06/01/2026	285	262	Stryker Corp
3.50%, 06/06/2022	1,000	1,001	3.50%, 03/15/2026	500	499
3.50%, 07/15/2022	500	501	4.38%, 05/15/2044	25	25
3.95%, 07/15/2025	120	119	Thermo Fisher Scientific Inc
4.38%, 06/01/2046	345	316	2.95%, 09/19/2026	300	280
5.20%, 07/15/2045	260	265	4.15%, 02/01/2024	600	618
5.38%, 02/10/2020	30	31	4.70%, 05/01/2020	30	31
6.50%, 02/09/2040	30	35	Zimmer Biomet Holdings Inc
Kroger Co/The			3.15%, 04/01/2022	200	197
2.95%, 11/01/2021	500	497	3.55%, 04/01/2025	500	485
4.65%, 01/15/2048	300	290			$9,162
5.15%, 08/01/2043	300	310	Healthcare - Services - 0.46%
5.40%, 07/15/2040	30	32	Aetna Inc
Sysco Corp			6.63%, 06/15/2036	13	16
3.30%, 07/15/2026	500	486	6.75%, 12/15/2037	205	267
Tyson Foods Inc			AHS Hospital Corp
4.88%, 08/15/2034	350	378	5.02%, 07/01/2045	400	458
		$6,073	Anthem Inc
Forest Products & Paper - 0.09%			3.50%, 08/15/2024	450	447
Georgia-Pacific LLC			3.65%, 12/01/2027	300	291
7.75%, 11/15/2029	20	27	4.38%, 12/01/2047	300	293
8.00%, 01/15/2024	400	497	4.65%, 01/15/2043	30	31
International Paper Co			4.65%, 08/15/2044	650	665
3.65%, 06/15/2024	250	253	Cigna Corp
4.40%, 08/15/2047	250	246	3.88%, 10/15/2047	95	84
7.30%, 11/15/2039	326	438	4.00%, 02/15/2022	600	618
		$1,461
Gas - 0.13%
Atmos Energy Corp
4.13%, 10/15/2044	250	255

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Coventry Health Care Inc			Manulife Financial Corp
5.45%, 06/15/2021	$108	$115	4.15%, 03/04/2026	$300	$307
Duke University Health System Inc			Marsh & McLennan Cos Inc
3.92%, 06/01/2047	300	299	2.35%, 09/10/2019	25	25
Humana Inc			2.35%, 03/06/2020	200	198
2.63%, 10/01/2019	20	20	MetLife Inc
4.63%, 12/01/2042	500	505	3.60%, 11/13/2025	750	752
Laboratory Corp of America Holdings			4.05%, 03/01/2045	200	193
4.70%, 02/01/2045	250	250	4.75%, 02/08/2021	750	786
Memorial Sloan-Kettering Cancer Center			6.40%, 12/15/2066	430	485
4.13%, 07/01/2052	150	149	PartnerRe Finance B LLC
4.20%, 07/01/2055	250	254	5.50%, 06/01/2020	40	42
Northwell Healthcare Inc			Progressive Corp/The
3.98%, 11/01/2046	500	465	3.75%, 08/23/2021	30	31
Providence St Joseph Health Obligated			4.35%, 04/25/2044	30	32
Group			Prudential Financial Inc
3.74%, 10/01/2047	250	232	3.91%, 12/07/2047 (b)	475	450
Quest Diagnostics Inc			5.20%, 03/15/2044 (c)	400	417
4.75%, 01/30/2020	12	12	3 Month LIBOR + 3.04%
Trinity Health Corp			5.70%, 12/14/2036	280	337
4.13%, 12/01/2045	250	250	7.38%, 06/15/2019	500	530
UnitedHealth Group Inc			Reinsurance Group of America Inc
2.70%, 07/15/2020	300	300	4.70%, 09/15/2023	30	31
3.75%, 07/15/2025	190	193	Travelers Cos Inc/The
4.70%, 02/15/2021	500	524	6.25%, 06/15/2037	533	691
4.75%, 07/15/2045	500	552	Voya Financial Inc
6.50%, 06/15/2037	500	664	3.65%, 06/15/2026	335	329
		$7,954			$13,839
Housewares - 0.06%			Internet - 0.31%
Newell Brands Inc			Alibaba Group Holding Ltd
2.88%, 12/01/2019	200	200	3.40%, 12/06/2027	260	248
4.20%, 04/01/2026	750	742	3.60%, 11/28/2024	1,000	998
		$942	4.40%, 12/06/2057	240	228
Insurance - 0.81%			Alphabet Inc
Aflac Inc			2.00%, 08/15/2026	500	454
3.63%, 11/15/2024	300	303	3.63%, 05/19/2021	40	41
Alleghany Corp			Amazon.com Inc
4.90%, 09/15/2044	500	521	2.40%, 02/22/2023 (b)	300	290
Allstate Corp/The			2.50%, 11/29/2022	40	39
3.28%, 12/15/2026	300	294	2.60%, 12/05/2019	500	500
5.35%, 06/01/2033	350	405	3.15%, 08/22/2027 (b)	450	434
American International Group Inc			3.88%, 08/22/2037 (b)	340	338
3.90%, 04/01/2026	750	746	4.80%, 12/05/2034	350	388
4.38%, 01/15/2055	300	280	eBay Inc
4.80%, 07/10/2045	260	270	2.20%, 08/01/2019	1,000	993
4.88%, 06/01/2022	850	901	2.60%, 07/15/2022	450	435
Aon Corp					$5,386
5.00%, 09/30/2020	480	503	Iron & Steel - 0.06%
Aon PLC			Nucor Corp
3.50%, 06/14/2024	250	249	4.00%, 08/01/2023	250	258
4.75%, 05/15/2045	270	284	Vale Overseas Ltd
AXA SA			4.38%, 01/11/2022	300	307
8.60%, 12/15/2030	30	42	6.88%, 11/10/2039	50	61
Berkshire Hathaway Finance Corp			Vale SA
4.25%, 01/15/2021	350	364	5.63%, 09/11/2042	350	377
Berkshire Hathaway Inc					$1,003
3.13%, 03/15/2026	275	268	Leisure Products & Services - 0.04%
3.75%, 08/15/2021	750	774	Carnival Corp
4.50%, 02/11/2043	350	376	3.95%, 10/15/2020	25	26
Chubb Corp/The			Harley-Davidson Inc
6.50%, 05/15/2038	326	434	3.50%, 07/28/2025	300	297
Chubb INA Holdings Inc			Royal Caribbean Cruises Ltd
2.70%, 03/13/2023	300	293	5.25%, 11/15/2022	300	322
2.88%, 11/03/2022	500	496	7.50%, 10/15/2027	100	124
5.90%, 06/15/2019	30	31			$769
CNA Financial Corp			Lodging - 0.06%
5.75%, 08/15/2021	40	43	Marriott International Inc/MD
First American Financial Corp			2.30%, 01/15/2022	350	338
4.60%, 11/15/2024	300	302	2.88%, 03/01/2021	600	597
Lincoln National Corp			Wyndham Worldwide Corp
6.15%, 04/07/2036	20	24	3.90%, 03/01/2023	25	24
					$959

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.09%			Media (continued)
Caterpillar Financial Services Corp			Viacom Inc
1.70%, 08/09/2021	$250	$240	3.88%, 12/15/2021	$530	$539
1.93%, 10/01/2021	500	483	Walt Disney Co/The
2.40%, 08/09/2026	250	231	1.85%, 05/30/2019	1,000	994
Caterpillar Inc			3.75%, 06/01/2021	525	540
3.40%, 05/15/2024	500	505	7.00%, 03/01/2032	30	41
3.80%, 08/15/2042	50	50			$17,167
		$1,509	Metal Fabrication & Hardware - 0.01%
Machinery - Diversified - 0.11%			Precision Castparts Corp
Cummins Inc			3.90%, 01/15/2043	193	190
4.88%, 10/01/2043	25	28
John Deere Capital Corp			Mining - 0.20%
1.95%, 03/04/2019	500	498	Barrick North America Finance LLC
2.75%, 03/15/2022	530	525	5.75%, 05/01/2043	280	333
2.80%, 03/06/2023	500	491	BHP Billiton Finance USA Ltd
3.35%, 06/12/2024	300	300	5.00%, 09/30/2043	500	576
Xylem Inc/NY			Goldcorp Inc
4.88%, 10/01/2021	17	18	3.63%, 06/09/2021	30	31
		$1,860	3.70%, 03/15/2023	500	503
Media - 1.00%			Newmont Mining Corp
21st Century Fox America Inc			3.50%, 03/15/2022	500	501
3.00%, 09/15/2022	540	535	6.25%, 10/01/2039	350	426
3.38%, 11/15/2026	170	168	Rio Tinto Alcan Inc
4.50%, 02/15/2021	500	521	5.75%, 06/01/2035	400	481
4.75%, 11/15/2046	200	216	6.13%, 12/15/2033	30	37
6.40%, 12/15/2035	50	63	Southern Copper Corp
7.85%, 03/01/2039	500	726	5.38%, 04/16/2020	40	42
CBS Corp			5.88%, 04/23/2045	350	403
2.90%, 06/01/2023 (b)	1,000	967	6.75%, 04/16/2040	100	125
4.85%, 07/01/2042	300	299			$3,458
7.88%, 07/30/2030	30	39	Miscellaneous Manufacturers - 0.30%
Charter Communications Operating LLC /			3M Co
Charter Communications Operating Capital			2.00%, 06/26/2022	500	483
3.75%, 02/15/2028	500	462	Dover Corp
4.46%, 07/23/2022	500	512	5.38%, 03/01/2041	30	35
5.38%, 05/01/2047	500	495	Eaton Corp
6.38%, 10/23/2035	30	34	2.75%, 11/02/2022	520	509
Comcast Corp			4.15%, 11/02/2042	20	20
2.75%, 03/01/2023	50	49	General Electric Co
3.13%, 07/15/2022	575	575	3.15%, 09/07/2022	500	494
3.15%, 02/15/2028	170	162	4.50%, 03/11/2044	500	495
3.38%, 02/15/2025	600	593	4.63%, 01/07/2021	50	52
3.38%, 08/15/2025	300	295	5.88%, 01/14/2038	750	878
3.90%, 03/01/2038	200	191	6.75%, 03/15/2032	250	311
4.00%, 03/01/2048	200	187	Illinois Tool Works Inc
4.50%, 01/15/2043	25	26	3.50%, 03/01/2024	540	549
4.60%, 08/15/2045	270	282	Ingersoll-Rand Luxembourg Finance SA
5.65%, 06/15/2035	500	588	2.63%, 05/01/2020	500	497
6.40%, 03/01/2040	500	639	Parker-Hannifin Corp
6.45%, 03/15/2037	1,060	1,357	3.30%, 11/21/2024	300	298
Discovery Communications LLC			3.50%, 09/15/2022	30	31
3.95%, 03/20/2028	500	480	Textron Inc
5.20%, 09/20/2047	300	298	4.00%, 03/15/2026	500	504
6.35%, 06/01/2040	40	45			$5,156
Grupo Televisa SAB			Office & Business Equipment - 0.03%
5.00%, 05/13/2045	500	476	Xerox Corp
RELX Capital Inc			4.07%, 03/17/2022	175	176
3.13%, 10/15/2022	16	16	4.50%, 05/15/2021	30	31
Scripps Networks Interactive Inc			6.75%, 12/15/2039	250	268
3.95%, 06/15/2025	350	347			$475
Thomson Reuters Corp			Oil & Gas - 1.81%
3.35%, 05/15/2026	400	384	Anadarko Petroleum Corp
3.95%, 09/30/2021	200	203	6.20%, 03/15/2040	430	505
5.85%, 04/15/2040	30	35	Apache Corp
Time Warner Cable LLC			3.63%, 02/01/2021	530	536
4.50%, 09/15/2042	1,000	903	4.75%, 04/15/2043	280	277
7.30%, 07/01/2038	60	72	BP Capital Markets PLC
Time Warner Inc			2.52%, 01/15/2020	500	498
2.95%, 07/15/2026	400	368	3.02%, 01/16/2027	1,000	953
3.55%, 06/01/2024	500	495	3.25%, 05/06/2022	640	643
4.85%, 07/15/2045	500	504	4.75%, 03/10/2019	170	174
4.88%, 03/15/2020	430	446

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Canadian Natural Resources Ltd			Pioneer Natural Resources Co
3.80%, 04/15/2024	$750	$748	3.95%, 07/15/2022	$30	$31
Cenovus Energy Inc			Shell International Finance BV
3.00%, 08/15/2022	300	291	1.38%, 05/10/2019	605	597
4.25%, 04/15/2027	300	293	1.88%, 05/10/2021	545	528
Chevron Corp			2.88%, 05/10/2026	155	148
2.19%, 11/15/2019	350	348	3.25%, 05/11/2025	280	276
2.36%, 12/05/2022	350	339	4.13%, 05/11/2035	60	62
2.42%, 11/17/2020	175	173	4.38%, 03/25/2020	565	584
2.43%, 06/24/2020	290	289	4.38%, 05/11/2045	500	531
2.95%, 05/16/2026	180	173	6.38%, 12/15/2038	350	462
3.33%, 11/17/2025	165	164	Statoil ASA
CNOOC Finance 2013 Ltd			3.15%, 01/23/2022	300	301
3.00%, 05/09/2023	500	483	Suncor Energy Inc
CNOOC Nexen Finance 2014 ULC			4.00%, 11/15/2047	370	355
4.25%, 04/30/2024	500	510	6.85%, 06/01/2039	13	17
ConocoPhillips			Total Capital International SA
6.50%, 02/01/2039	490	641	2.88%, 02/17/2022	400	397
ConocoPhillips Co			Total Capital SA
4.95%, 03/15/2026	500	543	4.25%, 12/15/2021	550	574
Devon Energy Corp			Valero Energy Corp
3.25%, 05/15/2022	300	297	9.38%, 03/15/2019	500	534
5.60%, 07/15/2041	495	552			$31,090
Ecopetrol SA			Oil & Gas Services - 0.15%
5.88%, 09/18/2023	1,040	1,127	Baker Hughes a GE Co LLC
EOG Resources Inc			3.20%, 08/15/2021	128	128
2.63%, 03/15/2023	480	464	Baker Hughes a GE Co LLC / Baker Hughes
4.15%, 01/15/2026	500	517	Co-Obligor Inc
4.40%, 06/01/2020	40	41	3.34%, 12/15/2027	135	129
Exxon Mobil Corp			Halliburton Co
1.71%, 03/01/2019	375	373	3.25%, 11/15/2021	530	532
1.91%, 03/06/2020	500	494	3.80%, 11/15/2025	145	145
2.40%, 03/06/2022	500	490	4.85%, 11/15/2035	530	567
2.71%, 03/06/2025	200	192	5.00%, 11/15/2045	230	249
3.04%, 03/01/2026	500	489	7.45%, 09/15/2039	26	36
Hess Corp			National Oilwell Varco Inc
4.30%, 04/01/2027	300	294	2.60%, 12/01/2022	400	383
7.13%, 03/15/2033	21	26	3.95%, 12/01/2042	400	345
7.30%, 08/15/2031	349	426			$2,514
HollyFrontier Corp			Packaging & Containers - 0.00%
5.88%, 04/01/2026	500	540	Packaging Corp of America
Husky Energy Inc			4.50%, 11/01/2023	25	26
4.00%, 04/15/2024	500	507
Kerr-McGee Corp			Pharmaceuticals - 1.18%
6.95%, 07/01/2024	400	464	AbbVie Inc
Marathon Oil Corp			2.50%, 05/14/2020	620	614
3.85%, 06/01/2025	500	495	2.90%, 11/06/2022	550	538
4.40%, 07/15/2027	300	305	3.20%, 05/14/2026	390	372
Marathon Petroleum Corp			3.60%, 05/14/2025	150	148
3.63%, 09/15/2024	500	498	4.30%, 05/14/2036	240	242
5.00%, 09/15/2054	200	195	4.45%, 05/14/2046	270	269
Nexen Energy ULC			4.50%, 05/14/2035	220	227
6.40%, 05/15/2037	730	903	4.70%, 05/14/2045	320	330
7.50%, 07/30/2039	39	54	Allergan Funding SCS
Noble Energy Inc			3.00%, 03/12/2020	685	685
4.15%, 12/15/2021	750	769	3.80%, 03/15/2025	520	513
Occidental Petroleum Corp			4.55%, 03/15/2035	170	170
3.50%, 06/15/2025	500	501	4.75%, 03/15/2045	500	496
4.10%, 02/15/2047	500	487	AmerisourceBergen Corp
Petro-Canada			3.40%, 05/15/2024	30	30
6.80%, 05/15/2038	534	708	AstraZeneca PLC
Petroleos Mexicanos			2.38%, 11/16/2020	195	192
4.25%, 01/15/2025	50	48	2.38%, 06/12/2022	500	485
4.88%, 01/24/2022	1,180	1,210	3.38%, 11/16/2025	180	177
5.50%, 06/27/2044	530	475	4.00%, 09/18/2042	300	288
5.63%, 01/23/2046	800	716	Bristol-Myers Squibb Co
6.50%, 03/13/2027 (b)	500	534	3.25%, 08/01/2042	515	464
6.63%, 06/15/2035	750	776	Cardinal Health Inc
6.75%, 09/21/2047 (b)	250	254	1.95%, 06/14/2019	300	297
6.88%, 08/04/2026	300	329	3.41%, 06/15/2027	400	376
Phillips 66			4.60%, 03/15/2043	430	421
4.88%, 11/15/2044	500	526
5.88%, 05/01/2042	30	36

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pipelines (continued)
CVS Health Corp			Energy Transfer LP (continued)
2.80%, 07/20/2020	$340	$338	9.00%, 04/15/2019	$16	$17
3.50%, 07/20/2022	500	498	Energy Transfer Partners LP / Regency Energy
5.13%, 07/20/2045	740	773	Finance Corp
Eli Lilly & Co			5.00%, 10/01/2022	350	365
5.50%, 03/15/2027	530	614	EnLink Midstream Partners LP
Express Scripts Holding Co			4.40%, 04/01/2024	200	201
3.90%, 02/15/2022	500	509	Enterprise Products Operating LLC
4.75%, 11/15/2021	50	52	3.70%, 02/15/2026	400	399
4.80%, 07/15/2046	500	500	3.75%, 02/15/2025	850	854
GlaxoSmithKline Capital Inc			4.25%, 02/15/2048	110	105
6.38%, 05/15/2038	430	571	4.45%, 02/15/2043	350	346
Johnson & Johnson			4.85%, 08/15/2042	400	417
1.65%, 03/01/2021	265	258	5.20%, 09/01/2020	430	452
2.45%, 03/01/2026	225	212	6.88%, 03/01/2033	39	49
3.50%, 01/15/2048	70	66	EQT Midstream Partners LP
3.55%, 03/01/2036	750	738	4.13%, 12/01/2026	500	480
5.95%, 08/15/2037	75	97	Kinder Morgan Energy Partners LP
McKesson Corp			3.50%, 09/01/2023	390	384
2.70%, 12/15/2022	500	485	3.95%, 09/01/2022	600	609
4.75%, 03/01/2021	100	105	4.70%, 11/01/2042	20	19
4.88%, 03/15/2044	80	87	6.38%, 03/01/2041	380	432
Mead Johnson Nutrition Co			6.95%, 01/15/2038	383	461
4.60%, 06/01/2044	30	31	Kinder Morgan Inc/DE
Merck & Co Inc			3.05%, 12/01/2019	400	400
4.15%, 05/18/2043	750	779	5.05%, 02/15/2046	300	294
Merck Sharp & Dohme Corp			Magellan Midstream Partners LP
5.00%, 06/30/2019	530	547	4.25%, 02/01/2021	750	771
Mylan Inc			MPLX LP
4.20%, 11/29/2023	30	30	4.13%, 03/01/2027	140	139
Mylan NV			4.50%, 04/15/2038	200	194
3.15%, 06/15/2021	825	817	4.88%, 12/01/2024	500	526
3.95%, 06/15/2026	240	232	4.88%, 06/01/2025	100	105
5.25%, 06/15/2046	125	126	4.90%, 04/15/2058	165	159
Novartis Capital Corp			ONEOK Inc
4.40%, 04/24/2020	30	31	4.00%, 07/13/2027	300	296
4.40%, 05/06/2044	530	574	7.50%, 09/01/2023	300	350
Pfizer Inc			ONEOK Partners LP
1.95%, 06/03/2021	200	195	6.13%, 02/01/2041	30	34
3.00%, 12/15/2026	500	484	8.63%, 03/01/2019	530	560
3.40%, 05/15/2024	100	101	Plains All American Pipeline LP / PAA
4.30%, 06/15/2043	200	210	Finance Corp
5.20%, 08/12/2020	110	117	4.50%, 12/15/2026	500	498
7.20%, 03/15/2039	400	581	4.70%, 06/15/2044	30	27
Shire Acquisitions Investments Ireland DAC			6.65%, 01/15/2037	500	568
1.90%, 09/23/2019	300	295	Sabine Pass Liquefaction LLC
2.88%, 09/23/2023	300	287	5.63%, 02/01/2021	200	211
3.20%, 09/23/2026	300	279	5.88%, 06/30/2026	200	218
Wyeth LLC			Spectra Energy Partners LP
6.50%, 02/01/2034	500	652	4.75%, 03/15/2024	30	32
Zoetis Inc			5.95%, 09/25/2043	400	466
3.25%, 02/01/2023	540	536	Sunoco Logistics Partners Operations LP
		$20,141	4.65%, 02/15/2022	155	160
Pipelines - 1.06%			TransCanada PipeLines Ltd
Andeavor Logistics LP / Tesoro Logistics			3.75%, 10/16/2023	30	31
Finance Corp			6.10%, 06/01/2040	30	37
4.25%, 12/01/2027	300	293	7.25%, 08/15/2038	750	1,026
5.20%, 12/01/2047	300	291	Williams Partners LP
Boardwalk Pipelines LP			3.60%, 03/15/2022	500	501
3.38%, 02/01/2023	30	29	3.90%, 01/15/2025	500	496
Buckeye Partners LP			4.00%, 09/15/2025	50	50
3.95%, 12/01/2026	500	477	5.10%, 09/15/2045	220	228
4.35%, 10/15/2024	25	25	5.25%, 03/15/2020	530	553
Enbridge Energy Partners LP			6.30%, 04/15/2040	30	35
5.20%, 03/15/2020	24	25			$18,167
7.38%, 10/15/2045	70	91	Private Equity - 0.02%
7.50%, 04/15/2038	350	443	Brookfield Asset Management Inc
Energy Transfer LP			4.00%, 01/15/2025	300	300
4.05%, 03/15/2025	300	295
4.20%, 04/15/2027	300	291
4.90%, 03/15/2035	500	477
5.30%, 04/15/2047	300	289
6.50%, 02/01/2042	530	586

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Regional Authority - 0.23%			REITs (continued)
Province of British Columbia Canada			Omega Healthcare Investors Inc
2.00%, 10/23/2022	$500	$480	4.95%, 04/01/2024	$30	$31
2.65%, 09/22/2021	400	399	Realty Income Corp
6.50%, 01/15/2026	45	55	3.25%, 10/15/2022	500	497
Province of Manitoba Canada			4.13%, 10/15/2026	20	20
1.75%, 05/30/2019	500	496	Simon Property Group LP
3.05%, 05/14/2024	30	30	2.75%, 02/01/2023	250	245
Province of Ontario Canada			4.75%, 03/15/2042	164	175
2.50%, 09/10/2021	500	494	UDR Inc
3.20%, 05/16/2024	440	441	4.00%, 10/01/2025	200	203
4.00%, 10/07/2019	400	410	Ventas Realty LP
Province of Quebec Canada			3.75%, 05/01/2024	500	502
2.75%, 08/25/2021	540	538	5.70%, 09/30/2043	225	261
2.88%, 10/16/2024	500	491	Weingarten Realty Investors
7.50%, 09/15/2029	36	49	3.38%, 10/15/2022	120	119
Province of Saskatchewan Canada			Welltower Inc
8.50%, 07/15/2022	17	21	4.50%, 01/15/2024	30	31
		$3,904	5.25%, 01/15/2022	350	373
REITs - 0.80%			Weyerhaeuser Co
Alexandria Real Estate Equities Inc			4.70%, 03/15/2021	30	31
3.90%, 06/15/2023	750	762	7.38%, 10/01/2019	500	536
American Tower Corp			7.38%, 03/15/2032	30	39
3.38%, 10/15/2026	500	475			$13,643
4.70%, 03/15/2022	50	52	Retail - 0.84%
5.90%, 11/01/2021	500	544	AutoZone Inc
AvalonBay Communities Inc			3.13%, 04/21/2026	500	475
3.50%, 11/15/2024	1,000	1,005	3.75%, 06/01/2027	300	294
3.63%, 10/01/2020	100	102	Bed Bath & Beyond Inc
4.15%, 07/01/2047	300	298	3.75%, 08/01/2024	500	486
Boston Properties LP			Costco Wholesale Corp
3.13%, 09/01/2023	20	20	1.75%, 02/15/2020	250	246
5.63%, 11/15/2020	30	32	2.15%, 05/18/2021	200	196
5.88%, 10/15/2019	530	553	2.30%, 05/18/2022	200	195
Brixmor Operating Partnership LP			2.75%, 05/18/2024	300	292
3.65%, 06/15/2024	400	392	3.00%, 05/18/2027	300	290
Crown Castle International Corp			Home Depot Inc/The
3.70%, 06/15/2026	510	492	2.00%, 04/01/2021	500	488
5.25%, 01/15/2023	500	536	3.75%, 02/15/2024	500	516
CubeSmart LP			4.25%, 04/01/2046	650	673
4.38%, 12/15/2023	30	31	5.88%, 12/16/2036	550	700
DDR Corp			Kohl's Corp
4.63%, 07/15/2022	130	135	4.00%, 11/01/2021	30	31
Duke Realty LP			4.25%, 07/17/2025	300	305
3.75%, 12/01/2024	300	303	Lowe's Cos Inc
3.88%, 10/15/2022	530	542	3.10%, 05/03/2027	160	153
ERP Operating LP			3.88%, 09/15/2023	30	31
2.38%, 07/01/2019	300	299	4.38%, 09/15/2045	500	514
Federal Realty Investment Trust			Macy's Retail Holdings Inc
4.50%, 12/01/2044	300	310	6.90%, 04/01/2029	510	540
Government Properties Income Trust			McDonald's Corp
4.00%, 07/15/2022	300	300	3.25%, 06/10/2024	175	175
HCP Inc			3.63%, 05/20/2021	750	769
3.88%, 08/15/2024	200	200	3.70%, 01/30/2026	115	115
4.20%, 03/01/2024	200	205	4.88%, 12/09/2045	340	368
Healthcare Trust of America Holdings LP			Nordstrom Inc
2.95%, 07/01/2022	400	392	5.00%, 01/15/2044	300	289
Highwoods Realty LP			O'Reilly Automotive Inc
3.20%, 06/15/2021	30	30	3.55%, 03/15/2026	500	490
Hospitality Properties Trust			QVC Inc
4.50%, 06/15/2023	500	513	3.13%, 04/01/2019	30	30
4.65%, 03/15/2024	40	41	Starbucks Corp
Host Hotels & Resorts LP			2.10%, 02/04/2021	750	736
5.25%, 03/15/2022	500	528	Target Corp
6.00%, 10/01/2021	30	33	3.63%, 04/15/2046	300	274
Kimco Realty Corp			3.88%, 07/15/2020	500	515
2.70%, 03/01/2024	300	283	TJX Cos Inc/The
3.20%, 05/01/2021	750	752	2.75%, 06/15/2021	25	25
Liberty Property LP			Walgreens Boots Alliance Inc
3.38%, 06/15/2023	40	40	2.70%, 11/18/2019	500	498
3.75%, 04/01/2025	90	90	3.80%, 11/18/2024	500	497
National Retail Properties Inc			4.80%, 11/18/2044	500	500
3.60%, 12/15/2026	300	290	Walmart Inc
			2.35%, 12/15/2022	220	214

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Sovereign (continued)
Walmart Inc (continued)			Colombia Government International Bond
3.25%, 10/25/2020	$550	$560	7.38%, 09/18/2037	$500	$638
3.30%, 04/22/2024	550	556	11.75%, 02/25/2020	300	350
4.00%, 04/11/2043	750	772	10.38%, 01/28/2033	700	1,116
5.63%, 04/15/2041	450	581	Export Development Canada
		$14,389	1.75%, 08/19/2019	50	50
Semiconductors - 0.40%			1.75%, 07/21/2020	750	737
Applied Materials Inc			Export-Import Bank of Korea
5.85%, 06/15/2041	500	621	1.88%, 10/21/2021	350	333
Broadcom Corp / Broadcom Cayman Finance			2.25%, 01/21/2020	500	493
Ltd			5.00%, 04/11/2022	500	529
3.00%, 01/15/2022	1,200	1,173	Hungary Government International Bond
3.88%, 01/15/2027	1,150	1,103	5.38%, 02/21/2023	500	541
Intel Corp			5.38%, 03/25/2024	500	546
2.45%, 07/29/2020	300	299	6.38%, 03/29/2021	500	546
3.15%, 05/11/2027	150	146	Israel Government AID Bond
3.30%, 10/01/2021	550	560	5.50%, 09/18/2023	65	74
4.10%, 05/11/2047	500	512	5.50%, 04/26/2024	65	74
4.90%, 07/29/2045	500	574	5.50%, 09/18/2033	33	43
NVIDIA Corp			Israel Government International Bond
2.20%, 09/16/2021	300	292	4.00%, 06/30/2022	650	673
3.20%, 09/16/2026	500	484	5.13%, 03/26/2019	500	513
QUALCOMM Inc			Japan Bank for International Cooperation
2.25%, 05/20/2020	250	246	1.75%, 05/28/2020	500	490
2.60%, 01/30/2023	310	295	2.13%, 02/10/2025	300	280
3.25%, 05/20/2027	270	253	2.25%, 11/04/2026	1,000	927
3.45%, 05/20/2025	180	174	2.38%, 04/20/2026	500	470
4.65%, 05/20/2035	70	71	3.00%, 05/29/2024	300	298
4.80%, 05/20/2045	110	110	Korea International Bond
		$6,913	2.75%, 01/19/2027	250	238
Software - 0.69%			Mexico Government International Bond
Fidelity National Information Services Inc			3.63%, 03/15/2022	1,070	1,086
3.63%, 10/15/2020	200	203	3.75%, 01/11/2028	225	216
5.00%, 10/15/2025	51	55	4.13%, 01/21/2026	500	505
Fiserv Inc			4.60%, 01/23/2046	500	467
2.70%, 06/01/2020	1,000	998	4.60%, 02/10/2048	300	282
3.50%, 10/01/2022	30	30	4.75%, 03/08/2044	210	202
Microsoft Corp			5.75%, 10/12/2110	500	505
1.85%, 02/06/2020	500	495	6.75%, 09/27/2034	750	934
2.38%, 02/12/2022	750	735	8.30%, 08/15/2031	97	146
2.40%, 02/06/2022	500	491	Panama Government International Bond
2.40%, 08/08/2026	470	437	3.75%, 03/16/2025	250	253
3.13%, 11/03/2025	180	178	5.20%, 01/30/2020	500	522
3.45%, 08/08/2036	550	533	8.88%, 09/30/2027	570	798
3.63%, 12/15/2023	550	565	Peruvian Government International Bond
3.70%, 08/08/2046	500	485	5.63%, 11/18/2050	400	478
3.95%, 08/08/2056	635	630	7.13%, 03/30/2019	500	524
4.10%, 02/06/2037	500	525	8.75%, 11/21/2033	350	529
4.20%, 06/01/2019	50	51	Philippine Government International Bond
4.20%, 11/03/2035	360	384	3.00%, 02/01/2028	300	282
4.45%, 11/03/2045	207	226	3.70%, 03/01/2041	500	470
4.50%, 02/06/2057	640	703	4.00%, 01/15/2021	750	769
4.75%, 11/03/2055	70	80	7.75%, 01/14/2031	140	190
Oracle Corp			10.63%, 03/16/2025	600	863
2.63%, 02/15/2023	280	273	Republic of Italy Government International
2.80%, 07/08/2021	500	499	Bond
3.25%, 11/15/2027	340	330	5.38%, 06/15/2033	40	45
3.40%, 07/08/2024	550	551	6.88%, 09/27/2023	550	640
3.80%, 11/15/2037	190	188	Republic of Poland Government International
3.90%, 05/15/2035	130	129	Bond
4.00%, 07/15/2046	500	493	5.00%, 03/23/2022	500	534
4.38%, 05/15/2055	150	156	5.13%, 04/21/2021	580	617
5.00%, 07/08/2019	750	774	Svensk Exportkredit AB
5.38%, 07/15/2040	550	664	1.25%, 04/12/2019	500	494
		$11,861	1.75%, 08/28/2020	400	392
Sovereign - 1.63%			Tennessee Valley Authority
Chile Government International Bond			3.50%, 12/15/2042	100	101
3.86%, 06/21/2047	300	285	3.88%, 02/15/2021	400	416
3.88%, 08/05/2020	750	769	4.25%, 09/15/2065	150	169
			4.63%, 09/15/2060	500	590
			5.25%, 09/15/2039	250	321
			5.38%, 04/01/2056	61	81
			5.88%, 04/01/2036	600	804

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Sovereign (continued)				Supranational Bank (continued)
Tennessee Valley Authority	(continued)			International Finance Corp	(continued)
6.75%, 11/01/2025		$57	$72	2.13%, 04/07/2026		$1,000	$939
Tunisia Government AID Bonds							$28,321
1.42%, 08/05/2021		250	240	Telecommunications - 1.38%
Ukraine Government AID Bonds				America Movil SAB de CV
1.47%, 09/29/2021		250	240	5.00%, 03/30/2020		30	31
Uruguay Government International Bond				6.13%, 03/30/2040		450	545
4.13%, 11/20/2045		386	364	AT&T Inc
4.38%, 10/27/2027		210	216	2.30%, 03/11/2019		150	150
7.63%, 03/21/2036		400	552	2.85%, 02/14/2023		500	498
			$27,922	3.20%, 03/01/2022		230	229
Supranational Bank - 1.65%				3.40%, 08/14/2024		500	497
African Development Bank				3.90%, 03/11/2024		500	504
1.38%, 02/12/2020		250	245	3.90%, 08/14/2027		500	497
2.38%, 09/23/2021		15	15	3.95%, 01/15/2025		500	500
Asian Development Bank				4.13%, 02/17/2026		500	499
1.75%, 01/10/2020		500	494	4.30%, 02/15/2030 (b)		1,337	1,304
1.75%, 06/08/2021		500	486	4.35%, 06/15/2045		1,000	895
1.75%, 09/13/2022		500	478	4.50%, 05/15/2035		500	483
2.13%, 11/24/2021		800	784	4.50%, 03/09/2048		20	18
2.13%, 03/19/2025		300	284	5.15%, 11/15/2046 (b)		905	906
2.38%, 08/10/2027		500	473	5.15%, 02/14/2050		500	499
2.75%, 01/19/2028		130	127	5.25%, 03/01/2037		370	382
5.82%, 06/16/2028		39	47	5.30%, 08/14/2058		750	746
Corp Andina de Fomento				5.35%, 09/01/2040		54	56
4.38%, 06/15/2022		559	587	5.88%, 10/01/2019		520	545
Council Of Europe Development Bank				British Telecommunications PLC
1.75%, 11/14/2019		300	297	9.12%, 12/15/2030		530	772
European Bank for Reconstruction &				Cisco Systems Inc
Development				1.85%, 09/20/2021		750	724
1.13%, 08/24/2020		1,000	966	2.20%, 02/28/2021		500	491
1.88%, 02/23/2022		500	484	2.45%, 06/15/2020		460	457
European Investment Bank				2.95%, 02/28/2026		300	292
1.13%, 08/15/2019		1,840	1,808	5.90%, 02/15/2039		430	560
1.25%, 05/15/2019		1,930	1,907	Deutsche Telekom International Finance BV
1.25%, 12/16/2019		500	490	8.75%, 06/15/2030		530	756
1.38%, 06/15/2020		330	322	Juniper Networks Inc
1.63%, 03/16/2020		300	295	4.35%, 06/15/2025		200	201
1.88%, 02/10/2025		250	233	Motorola Solutions Inc
2.00%, 03/15/2021		795	780	3.50%, 09/01/2021		275	276
2.25%, 03/15/2022		500	490	Orange SA
2.38%, 05/24/2027		150	142	4.13%, 09/14/2021		30	31
2.50%, 04/15/2021		150	149	5.38%, 01/13/2042		30	35
2.50%, 03/15/2023		440	433	9.00%, 03/01/2031		500	737
2.88%, 09/15/2020		1,100	1,109	Rogers Communications Inc
FMS Wertmanagement AoeR				5.00%, 03/15/2044		200	219
1.00%, 08/16/2019		550	539	7.50%, 08/15/2038		250	341
1.75%, 03/17/2020		200	197	Telefonica Emisiones SAU
Inter-American Development Bank				5.13%, 04/27/2020		100	104
1.63%, 05/12/2020		300	295	7.05%, 06/20/2036		530	673
1.75%, 10/15/2019		1,000	991	Telefonica Europe BV
2.13%, 01/18/2022		500	490	8.25%, 09/15/2030		350	479
2.38%, 07/07/2027		1,500	1,419	Verizon Communications Inc
2.50%, 01/18/2023		330	326	2.63%, 08/15/2026		500	455
3.88%, 09/17/2019		600	614	2.95%, 03/15/2022		358	353
4.38%, 01/24/2044		50	58	3.13%, 03/16/2022		255	253
International Bank for Reconstruction &				3.38%, 02/15/2025		524	512
Development				3.50%, 11/01/2024		1,000	993
1.13%, 11/27/2019		500	489	4.15%, 03/15/2024		100	103
1.25%, 07/26/2019		2,000	1,971	4.27%, 01/15/2036		1,000	959
1.38%, 05/24/2021		345	332	4.50%, 08/10/2033		290	291
1.38%, 09/20/2021		320	306	4.67%, 03/15/2055		780	728
1.63%, 09/04/2020		1,500	1,468	4.86%, 08/21/2046		1,250	1,245
1.88%, 10/07/2022		180	173	5.01%, 08/21/2054		607	597
1.88%, 10/27/2026		1,000	912	Vodafone Group PLC
2.25%, 06/24/2021		750	741	6.15%, 02/27/2037		240	287
2.50%, 07/29/2025		270	261				$23,708
7.63%, 01/19/2023		933	1,134	Transportation - 0.62%
International Finance Corp				Burlington Northern Santa Fe LLC
1.63%, 07/16/2020		200	196	3.65%, 09/01/2025		500	508
1.75%, 09/16/2019		550	545	4.15%, 04/01/2045		200	202
				4.40%, 03/15/2042		30	31

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Transportation (continued)			Colorado - 0.02%
Burlington Northern Santa Fe			Regional Transportation District
LLC (continued)			5.84%, 11/01/2050	$250	$319
4.55%, 09/01/2044	$400	$429
5.40%, 06/01/2041	400	472	Connecticut - 0.04%
Canadian National Railway Co			State of Connecticut
2.85%, 12/15/2021	500	499	5.85%, 03/15/2032	530	620
5.55%, 03/01/2019	39	40
Canadian Pacific Railway Co			Florida - 0.03%
2.90%, 02/01/2025	500	481	State Board of Administration Finance Corp
4.45%, 03/15/2023	30	31	3.00%, 07/01/2020	500	505
CSX Corp
2.60%, 11/01/2026	350	319	Georgia - 0.03%
3.40%, 08/01/2024	600	597	Municipal Electric Authority of Georgia
4.30%, 03/01/2048	200	198	6.64%, 04/01/2057	340	416
4.75%, 05/30/2042	430	454
FedEx Corp			Illinois - 0.03%
3.25%, 04/01/2026	713	695	Chicago Transit Authority
3.88%, 08/01/2042	30	28	6.20%, 12/01/2040	30	38
4.00%, 01/15/2024	500	516	City of Chicago IL
4.55%, 04/01/2046	500	509	6.31%, 01/01/2044	30	30
Norfolk Southern Corp			State of Illinois
3.00%, 04/01/2022	500	498	4.95%, 06/01/2023	85	88
3.25%, 12/01/2021	40	40	5.10%, 06/01/2033	400	377
3.85%, 01/15/2024	200	205			$533
3.94%, 11/01/2047 (b)	192	186	New Jersey - 0.08%
4.84%, 10/01/2041	30	33	New Jersey Economic Development
Ryder System Inc			Authority (credit support from AGM)
2.55%, 06/01/2019	500	498	0.00%, 02/15/2023 (d),(f)	50	41
Union Pacific Corp			New Jersey Economic Development
2.25%, 06/19/2020	750	744	Authority (credit support from NATL)
2.75%, 03/01/2026	500	477	7.43%, 02/15/2029 (f)	450	555
3.80%, 10/01/2051	280	267	New Jersey Transportation Trust Fund
4.16%, 07/15/2022	500	522	Authority
United Parcel Service Inc			6.56%, 12/15/2040	146	183
3.13%, 01/15/2021	530	536	New Jersey Turnpike Authority (credit
3.63%, 10/01/2042	500	481	support from NEW JERSEY ST TPK AUTH
3.75%, 11/15/2047	110	105	TPK REV)
4.88%, 11/15/2040	30	34	7.41%, 01/01/2040 (f)	500	734
		$10,635			$1,513
Water - 0.01%			New York - 0.14%
American Water Capital Corp			City of New York NY
3.75%, 09/01/2047	140	135	6.27%, 12/01/2037	500	656
6.59%, 10/15/2037	13	18	New York City Water & Sewer System
		$153	5.72%, 06/15/2042	280	362
TOTAL BONDS		$592,436	5.95%, 06/15/2042	250	328
	Principal		New York State Urban Development Corp
MUNICIPAL BONDS - 0.80%	Amount (000's)	Value (000's)	5.77%, 03/15/2039	465	551
California - 0.29%			Port Authority of New York & New Jersey
Bay Area Toll Authority			4.46%, 10/01/2062	500	539
6.26%, 04/01/2049	$325	$450			$2,436
6.91%, 10/01/2050	250	372	Ohio - 0.05%
East Bay Municipal Utility District Water			American Municipal Power Inc
System Revenue			7.83%, 02/15/2041	300	456
5.87%, 06/01/2040	20	25	Ohio State University/The
Los Angeles Department of Water & Power			3.80%, 12/01/2046	350	338
Power System Revenue			4.91%, 06/01/2040	50	58
6.57%, 07/01/2045	250	355			$852
Los Angeles Unified School District/CA			Texas - 0.07%
5.76%, 07/01/2029	530	627	City of Houston TX
Regents of the University of California			6.29%, 03/01/2032	490	564
Medical Center Pooled Revenue			Dallas Area Rapid Transit
6.55%, 05/15/2048	20	27	5.02%, 12/01/2048	30	35
State of California			State of Texas
7.30%, 10/01/2039	750	1,081	5.52%, 04/01/2039	500	630
7.70%, 11/01/2030	500	565			$1,229
State of California (credit support from			Wisconsin - 0.02%
CALIFORNIA ST)			State of Wisconsin (credit support from
7.55%, 04/01/2039 (f)	500	753	AGM)
University of California			5.70%, 05/01/2026 (f)	350	395
5.77%, 05/15/2043	530	668
		$4,923	TOTAL MUNICIPAL BONDS		$13,741

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 64.35%	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.86%				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.00%, 03/01/2028	$62	$59		3.00%, 10/01/2042	$441	$431
2.00%, 08/01/2028	342	329		3.00%, 11/01/2042	778	760
2.00%, 01/01/2030	84	81		3.00%, 01/01/2043	132	129
2.00%, 09/01/2031	302	287		3.00%, 01/01/2043	133	130
2.00%, 12/01/2031	265	252		3.00%, 02/01/2043	743	726
2.50%, 03/01/2027	122	119		3.00%, 04/01/2043	1,203	1,175
2.50%, 08/01/2027	88	87		3.00%, 04/01/2043 (g)	100	97
2.50%, 08/01/2028	226	222		3.00%, 07/01/2043	157	153
2.50%, 09/01/2029	537	525		3.00%, 08/01/2043	987	964
2.50%, 12/01/2029	676	660		3.00%, 08/01/2043	1,210	1,181
2.50%, 01/01/2030	699	682		3.00%, 09/01/2043	206	201
2.50%, 09/01/2030	1,557	1,519		3.00%, 10/01/2043	156	153
2.50%, 01/01/2031	581	567		3.00%, 12/01/2044	561	546
2.50%, 01/01/2031	585	570		3.00%, 01/01/2045	176	171
2.50%, 02/01/2031	582	568		3.00%, 01/01/2045	29	28
2.50%, 04/01/2031	193	188		3.00%, 03/01/2045	346	337
2.50%, 12/01/2031	891	869		3.00%, 04/01/2045	1,037	1,009
2.50%, 01/01/2032	178	174		3.00%, 04/01/2045	215	209
2.50%, 01/01/2032	905	883		3.00%, 06/01/2045	686	667
2.50%, 03/01/2032	272	266		3.00%, 08/01/2045	1,085	1,054
2.50%, 03/01/2033 (g)	2,150	2,095		3.00%, 08/01/2045	45	44
2.50%, 11/01/2036	183	174		3.00%, 12/01/2045	1,264	1,226
2.50%, 01/01/2043	159	148		3.00%, 01/01/2046	122	118
2.50%, 07/01/2043	77	72		3.00%, 03/01/2046	770	747
2.50%, 01/01/2046	166	155		3.00%, 04/01/2046	869	843
2.50%, 11/01/2046	141	132		3.00%, 04/01/2046	1,422	1,380
3.00%, 04/01/2021	74	74		3.00%, 06/01/2046	1,137	1,103
3.00%, 09/01/2021	4	4		3.00%, 07/01/2046	446	433
3.00%, 10/01/2021	202	201		3.00%, 09/01/2046	1,168	1,133
3.00%, 12/01/2021	123	122		3.00%, 10/01/2046	287	279
3.00%, 02/01/2023	186	186		3.00%, 10/01/2046	123	119
3.00%, 02/01/2027	356	357		3.00%, 11/01/2046	1,283	1,245
3.00%, 02/01/2027	141	142		3.00%, 11/01/2046	526	511
3.00%, 05/01/2027	44	45		3.00%, 11/01/2046	23	22
3.00%, 06/01/2027	128	129		3.00%, 11/01/2046	2,145	2,081
3.00%, 03/01/2028 (g)	1,000	995		3.00%, 11/01/2046	467	453
3.00%, 04/01/2028 (g)	100	99		3.00%, 12/01/2046	1,215	1,179
3.00%, 07/01/2028	54	54		3.00%, 12/01/2046	1,199	1,163
3.00%, 11/01/2028	476	475		3.00%, 01/01/2047	766	743
3.00%, 04/01/2029	433	431		3.00%, 01/01/2047	668	648
3.00%, 07/01/2029	84	84		3.00%, 02/01/2047	467	453
3.00%, 09/01/2029	408	407		3.00%, 03/01/2047	362	351
3.00%, 10/01/2029	591	589		3.00%, 03/01/2048 (g)	1,125	1,090
3.00%, 10/01/2029	306	305		3.50%, 01/01/2021	37	38
3.00%, 11/01/2029	260	259		3.50%, 01/01/2021	97	98
3.00%, 11/01/2029	162	161		3.50%, 03/01/2021	237	241
3.00%, 12/01/2029	83	83		3.50%, 03/01/2021	25	25
3.00%, 01/01/2030	233	232		3.50%, 07/01/2024	29	29
3.00%, 03/01/2030	40	39		3.50%, 10/01/2025	30	30
3.00%, 04/01/2030	147	147		3.50%, 10/01/2025	145	148
3.00%, 11/01/2030	209	209		3.50%, 11/01/2025	5	5
3.00%, 11/01/2030	357	356		3.50%, 11/01/2025	10	10
3.00%, 01/01/2031	740	737		3.50%, 12/01/2025	75	76
3.00%, 02/01/2031	53	53		3.50%, 02/01/2026	135	138
3.00%, 03/01/2031	146	145		3.50%, 02/01/2026	33	34
3.00%, 03/01/2031	80	80		3.50%, 04/01/2026	124	127
3.00%, 04/01/2031	593	591		3.50%, 06/01/2026	16	17
3.00%, 05/01/2032	584	582		3.50%, 08/01/2026	15	15
3.00%, 12/01/2032	295	294		3.50%, 12/01/2028	74	76
3.00%, 04/01/2033	77	77		3.50%, 02/01/2029	65	66
3.00%, 09/01/2034	399	396		3.50%, 06/01/2029	405	413
3.00%, 10/01/2034	272	270		3.50%, 09/01/2029	17	17
3.00%, 12/01/2034	89	88		3.50%, 02/01/2030	336	343
3.00%, 04/01/2035	232	230		3.50%, 09/01/2030	62	63
3.00%, 05/01/2035	70	69		3.50%, 12/01/2031	369	375
3.00%, 06/01/2035	322	319		3.50%, 04/01/2032	72	73
3.00%, 04/01/2036	222	220		3.50%, 05/01/2034	142	144
3.00%, 04/01/2036	157	155		3.50%, 05/01/2034	394	400
3.00%, 09/01/2036	267	263		3.50%, 11/01/2034	166	169
3.00%, 09/01/2036	130	128		3.50%, 01/01/2035	330	336
3.00%, 11/01/2036	91	89		3.50%, 06/01/2035	278	282
3.00%, 02/01/2037	277	274		3.50%, 06/01/2037	304	309
3.00%, 09/01/2042	1,840	1,798		3.50%, 11/01/2041	44	45

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2042	$41	$41	4.00%, 02/01/2045	$24	$25
3.50%, 04/01/2042	52	52	4.00%, 04/01/2045	93	95
3.50%, 06/01/2042	14	14	4.00%, 05/01/2045	308	317
3.50%, 06/01/2042	46	46	4.00%, 07/01/2045	445	457
3.50%, 06/01/2042	232	233	4.00%, 07/01/2045	248	254
3.50%, 07/01/2042	2,368	2,378	4.00%, 08/01/2045	835	859
3.50%, 08/01/2042	40	40	4.00%, 09/01/2045	2,098	2,158
3.50%, 10/01/2042	1,203	1,208	4.00%, 10/01/2045	155	160
3.50%, 08/01/2043	429	431	4.00%, 10/01/2045	1,200	1,234
3.50%, 01/01/2044	574	576	4.00%, 11/01/2045	739	760
3.50%, 08/01/2044	26	26	4.00%, 11/01/2045	119	122
3.50%, 01/01/2045	780	781	4.00%, 12/01/2045	152	157
3.50%, 02/01/2045	322	322	4.00%, 02/01/2046	237	244
3.50%, 02/01/2045	233	233	4.00%, 05/01/2046	290	298
3.50%, 03/01/2045	1,092	1,093	4.00%, 06/01/2046	71	73
3.50%, 03/01/2045	541	541	4.00%, 03/01/2047	644	662
3.50%, 06/01/2045	584	584	4.00%, 03/01/2048 (g)	6,150	6,299
3.50%, 07/01/2045	573	574	4.00%, 04/01/2048 (g)	250	256
3.50%, 08/01/2045	380	380	4.50%, 09/01/2018	10	11
3.50%, 09/01/2045	553	554	4.50%, 01/01/2019	39	39
3.50%, 10/01/2045	69	69	4.50%, 05/01/2019	41	41
3.50%, 12/01/2045	1,468	1,469	4.50%, 12/01/2019	46	46
3.50%, 01/01/2046	1,324	1,325	4.50%, 01/01/2024	10	10
3.50%, 03/01/2046	907	908	4.50%, 08/01/2025	27	28
3.50%, 03/01/2046	2,875	2,878	4.50%, 10/01/2030	158	166
3.50%, 03/01/2046	349	349	4.50%, 05/01/2031	18	19
3.50%, 04/01/2046	713	715	4.50%, 02/01/2039	19	20
3.50%, 04/01/2046	1,465	1,466	4.50%, 04/01/2039	24	25
3.50%, 05/01/2046	912	913	4.50%, 09/01/2039	31	32
3.50%, 06/01/2046	817	817	4.50%, 10/01/2039	29	31
3.50%, 08/01/2046	445	446	4.50%, 10/01/2039	479	505
3.50%, 09/01/2046	490	490	4.50%, 11/01/2039	34	36
3.50%, 09/01/2046	192	192	4.50%, 02/01/2040	25	27
3.50%, 04/01/2047	931	931	4.50%, 02/01/2040	37	39
3.50%, 03/01/2048 (g)	14,425	14,407	4.50%, 02/01/2040	9	10
3.50%, 04/01/2048 (g)	1,200	1,197	4.50%, 05/01/2040	6	7
4.00%, 06/01/2018	9	9	4.50%, 05/01/2040	17	18
4.00%, 07/01/2020	116	119	4.50%, 07/01/2040	25	26
4.00%, 07/01/2024	14	15	4.50%, 08/01/2040	21	22
4.00%, 12/01/2024	229	236	4.50%, 08/01/2040	21	22
4.00%, 08/01/2025	20	21	4.50%, 08/01/2040	32	34
4.00%, 10/01/2025	15	16	4.50%, 09/01/2040	26	28
4.00%, 03/01/2026	4	5	4.50%, 01/01/2041	10	11
4.00%, 12/01/2030	36	37	4.50%, 02/01/2041	344	362
4.00%, 11/01/2033	241	249	4.50%, 03/01/2041	451	475
4.00%, 07/01/2034	163	169	4.50%, 05/01/2041	24	25
4.00%, 07/01/2039	65	68	4.50%, 06/01/2041	689	727
4.00%, 12/01/2040	329	340	4.50%, 06/01/2041	15	15
4.00%, 12/01/2040	77	79	4.50%, 08/01/2041	41	44
4.00%, 12/01/2040	65	67	4.50%, 08/01/2041	6	7
4.00%, 10/01/2041	83	86	4.50%, 03/01/2042	21	22
4.00%, 12/01/2041	54	55	4.50%, 09/01/2043	197	207
4.00%, 01/01/2042	14	14	4.50%, 10/01/2043	11	12
4.00%, 01/01/2044	22	23	4.50%, 11/01/2043	177	185
4.00%, 02/01/2044	17	17	4.50%, 11/01/2043	408	428
4.00%, 02/01/2044	317	327	4.50%, 12/01/2043	416	437
4.00%, 03/01/2044	96	99	4.50%, 02/01/2044	170	178
4.00%, 04/01/2044	440	453	4.50%, 03/01/2044	658	691
4.00%, 05/01/2044	178	183	4.50%, 04/01/2044	290	304
4.00%, 06/01/2044	316	325	4.50%, 06/01/2044	40	42
4.00%, 07/01/2044	561	578	4.50%, 08/01/2044	78	82
4.00%, 07/01/2044	707	727	4.50%, 09/01/2044	430	451
4.00%, 07/01/2044	56	58	4.50%, 09/01/2044	83	87
4.00%, 07/01/2044	229	235	4.50%, 09/01/2044	34	36
4.00%, 08/01/2044	12	12	4.50%, 10/01/2044	168	176
4.00%, 09/01/2044	196	201	4.50%, 10/01/2044	408	428
4.00%, 11/01/2044	545	560	4.50%, 11/01/2044	474	497
4.00%, 11/01/2044	30	31	4.50%, 01/01/2045	72	75
4.00%, 12/01/2044	2,327	2,394	4.50%, 09/01/2045	688	722
4.00%, 12/01/2044	412	424	4.50%, 05/01/2046	159	167
4.00%, 01/01/2045	582	599	4.50%, 02/01/2047	160	167
			4.50%, 03/01/2047	286	300

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
5.00%, 04/01/2021	$12	$12	2.00%, 05/01/2030	$218	$208
5.00%, 09/01/2025	55	59	2.00%, 12/01/2031	355	338
5.00%, 01/01/2026	12	12	2.00%, 12/01/2031	103	98
5.00%, 03/01/2026	6	7	2.00%, 02/01/2032	523	498
5.00%, 07/01/2026	2	2	2.00%, 07/01/2032	48	46
5.00%, 02/01/2027	28	30	2.50%, 01/01/2028	210	206
5.00%, 02/01/2028	374	400	2.50%, 03/01/2028 (g)	1,600	1,560
5.00%, 03/01/2028	63	67	2.50%, 07/01/2028	533	524
5.00%, 03/01/2030	5	5	2.50%, 07/01/2028	200	197
5.00%, 08/01/2030	40	43	2.50%, 08/01/2028	20	19
5.00%, 09/01/2033	9	10	2.50%, 11/01/2028	685	673
5.00%, 09/01/2033	187	201	2.50%, 09/01/2029	427	418
5.00%, 08/01/2035	10	11	2.50%, 11/01/2029	53	52
5.00%, 10/01/2035	1	1	2.50%, 12/01/2029	624	612
5.00%, 11/01/2035	127	137	2.50%, 02/01/2030	127	125
5.00%, 08/01/2036	19	20	2.50%, 03/01/2030	464	454
5.00%, 10/01/2036	108	116	2.50%, 03/01/2030	38	37
5.00%, 11/01/2036	14	15	2.50%, 05/01/2030	475	465
5.00%, 12/01/2036	350	378	2.50%, 07/01/2030	159	156
5.00%, 06/01/2037	11	12	2.50%, 08/01/2030	505	495
5.00%, 12/01/2038	72	77	2.50%, 08/01/2030	603	590
5.00%, 01/01/2039	17	18	2.50%, 12/01/2030	643	628
5.00%, 01/01/2039	17	19	2.50%, 01/01/2031	37	36
5.00%, 08/01/2039	703	756	2.50%, 03/01/2031	590	575
5.00%, 09/01/2039	17	19	2.50%, 03/01/2031	134	131
5.00%, 11/01/2039	452	487	2.50%, 03/01/2031	756	738
5.00%, 01/01/2040	36	39	2.50%, 05/01/2031	290	283
5.00%, 07/01/2040	92	99	2.50%, 05/01/2031	174	170
5.00%, 08/01/2040	33	36	2.50%, 07/01/2031	647	631
5.00%, 09/01/2040	9	10	2.50%, 11/01/2031	901	880
5.00%, 02/01/2041	108	117	2.50%, 11/01/2031	435	424
5.00%, 03/01/2041	146	156	2.50%, 12/01/2031	177	173
5.00%, 04/01/2041	60	64	2.50%, 12/01/2031	153	150
5.00%, 09/01/2041	22	24	2.50%, 12/01/2031	433	423
5.00%, 12/01/2041	198	214	2.50%, 01/01/2032	266	260
5.00%, 02/01/2042	783	846	2.50%, 01/01/2032	444	434
5.00%, 10/01/2043	73	79	2.50%, 01/01/2032	197	193
5.00%, 04/01/2044	218	235	2.50%, 03/01/2032	275	268
5.50%, 06/01/2034	120	132	2.50%, 09/01/2032	246	240
5.50%, 07/01/2036	33	37	2.50%, 01/01/2033	49	48
5.50%, 01/01/2037	72	78	2.50%, 07/01/2033	24	23
5.50%, 09/01/2037	14	15	2.50%, 10/01/2036	90	86
5.50%, 11/01/2037	16	18	2.50%, 10/01/2036	268	255
5.50%, 04/01/2038	8	9	2.50%, 12/01/2036	231	220
5.50%, 07/01/2038	192	211	2.50%, 12/01/2042	71	67
5.50%, 07/01/2038	163	178	2.50%, 01/01/2043	159	149
5.50%, 07/01/2038	8	9	2.50%, 02/01/2043	53	50
5.50%, 07/01/2038	157	172	2.50%, 05/01/2043	227	213
5.50%, 09/01/2038	16	17	2.50%, 07/01/2043	185	173
5.50%, 12/01/2038	1	1	2.50%, 10/01/2043	168	157
5.50%, 12/01/2038	300	328	2.50%, 05/01/2046	76	71
5.50%, 10/01/2039	413	453	2.50%, 12/01/2046	211	197
5.50%, 11/01/2039	70	76	2.50%, 01/01/2047	73	69
5.50%, 01/01/2040	14	16	3.00%, 12/01/2020	4	4
5.50%, 03/01/2040	9	10	3.00%, 09/01/2022	120	120
5.50%, 06/01/2040	22	24	3.00%, 11/01/2025	90	90
5.50%, 06/01/2041	218	239	3.00%, 01/01/2026	104	104
6.00%, 04/01/2023	1	2	3.00%, 11/01/2026	73	73
6.00%, 12/01/2037	17	19	3.00%, 02/01/2027	55	56
6.00%, 04/01/2038	452	503	3.00%, 03/01/2027	121	121
6.00%, 05/01/2038	47	53	3.00%, 04/01/2027	200	201
6.00%, 07/01/2038	28	32	3.00%, 07/01/2027	63	63
6.00%, 10/01/2038	2	2	3.00%, 10/01/2027	162	162
6.00%, 11/01/2038	174	195	3.00%, 01/01/2029	156	156
6.00%, 01/01/2039	67	75	3.00%, 02/01/2029	130	130
6.50%, 09/01/2039	33	37	3.00%, 03/01/2029	11	11
		$134,669	3.00%, 04/01/2029	520	519
Federal National Mortgage Association (FNMA) - 12.19%			3.00%, 11/01/2029	72	71
2.00%, 11/01/2028	61	59	3.00%, 11/01/2029	114	113
2.00%, 09/01/2029	541	520	3.00%, 12/01/2029	145	145
2.00%, 01/01/2030	35	33	3.00%, 12/01/2029	329	328
2.00%, 01/01/2030	77	74	3.00%, 01/01/2030	147	147
			3.00%, 01/01/2030	802	801

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal	Value
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	(000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 01/01/2030	$695	$694		3.00%, 12/01/2045	$412	$400
3.00%, 06/01/2030	512	512		3.00%, 12/01/2045	511	496
3.00%, 07/01/2030	862	860		3.00%, 01/01/2046	328	318
3.00%, 09/01/2030	160	160		3.00%, 01/01/2046	761	738
3.00%, 10/01/2030	747	745		3.00%, 02/01/2046	23	22
3.00%, 10/01/2030	63	63		3.00%, 02/01/2046	40	38
3.00%, 11/01/2030	19	19		3.00%, 03/01/2046	329	319
3.00%, 11/01/2030	675	673		3.00%, 04/01/2046	20	19
3.00%, 12/01/2030	132	131		3.00%, 04/01/2046	932	903
3.00%, 12/01/2030	133	133		3.00%, 04/01/2046	1,785	1,731
3.00%, 12/01/2030	511	509		3.00%, 04/01/2046	115	111
3.00%, 02/01/2031	566	564		3.00%, 05/01/2046	763	740
3.00%, 03/01/2031	388	387		3.00%, 05/01/2046	341	331
3.00%, 04/01/2031	161	161		3.00%, 05/01/2046	268	260
3.00%, 09/01/2031	812	809		3.00%, 05/01/2046	362	351
3.00%, 08/01/2032	294	293		3.00%, 08/01/2046	294	286
3.00%, 09/01/2032	196	195		3.00%, 09/01/2046	1,173	1,137
3.00%, 01/01/2033	75	75		3.00%, 09/01/2046	1,178	1,143
3.00%, 03/01/2033 (g)	1,850	1,842		3.00%, 10/01/2046	1,201	1,164
3.00%, 04/01/2033 (g)	100	99		3.00%, 11/01/2046	1,599	1,550
3.00%, 04/01/2033	74	74		3.00%, 11/01/2046	1,117	1,083
3.00%, 09/01/2034	558	554		3.00%, 11/01/2046	666	646
3.00%, 11/01/2034	416	413		3.00%, 11/01/2046	1,308	1,268
3.00%, 12/01/2034	202	201		3.00%, 11/01/2046	1,062	1,033
3.00%, 02/01/2035	298	296		3.00%, 12/01/2046	1,122	1,088
3.00%, 02/01/2035	165	164		3.00%, 12/01/2046	188	182
3.00%, 05/01/2035	880	872		3.00%, 12/01/2046	109	105
3.00%, 06/01/2035	500	495		3.00%, 12/01/2046	476	461
3.00%, 11/01/2035	215	213		3.00%, 12/01/2046	1,108	1,075
3.00%, 02/01/2036	225	222		3.00%, 12/01/2046	434	421
3.00%, 07/01/2036	364	360		3.00%, 01/01/2047	1,216	1,179
3.00%, 12/01/2036	430	424		3.00%, 02/01/2047	682	661
3.00%, 12/01/2036	249	245		3.00%, 02/01/2047	453	439
3.00%, 12/01/2036	386	381		3.00%, 04/01/2047	84	82
3.00%, 02/01/2037	393	387		3.00%, 03/01/2048 (g)	425	412
3.00%, 02/01/2037	93	92		3.50%, 01/01/2020	33	33
3.00%, 04/01/2042	202	198		3.50%, 05/01/2020	52	53
3.00%, 11/01/2042	759	742		3.50%, 05/01/2025	75	76
3.00%, 11/01/2042	903	882		3.50%, 10/01/2025	205	208
3.00%, 12/01/2042	1,899	1,855		3.50%, 11/01/2025	37	38
3.00%, 04/01/2043	776	758		3.50%, 12/01/2025	185	189
3.00%, 04/01/2043	438	428		3.50%, 01/01/2026	26	26
3.00%, 04/01/2043	782	764		3.50%, 01/01/2026	112	114
3.00%, 04/01/2043	21	21		3.50%, 01/01/2026	561	571
3.00%, 04/01/2043	208	203		3.50%, 05/01/2026	186	190
3.00%, 05/01/2043	1,284	1,254		3.50%, 08/01/2026	33	33
3.00%, 05/01/2043	1,188	1,160		3.50%, 09/01/2026	307	313
3.00%, 05/01/2043	1,457	1,423		3.50%, 10/01/2026	465	474
3.00%, 05/01/2043	798	780		3.50%, 10/01/2026	398	405
3.00%, 05/01/2043	197	192		3.50%, 12/01/2026	310	316
3.00%, 05/01/2043	58	56		3.50%, 06/01/2027	325	331
3.00%, 06/01/2043	224	219		3.50%, 03/01/2028 (g)	50	51
3.00%, 06/01/2043	668	653		3.50%, 03/01/2029	154	156
3.00%, 06/01/2043	932	910		3.50%, 09/01/2029	298	303
3.00%, 07/01/2043	816	796		3.50%, 10/01/2029	504	512
3.00%, 07/01/2043	1,147	1,120		3.50%, 11/01/2029	10	10
3.00%, 07/01/2043	100	97		3.50%, 04/01/2030	30	30
3.00%, 07/01/2043	970	946		3.50%, 11/01/2030	155	158
3.00%, 07/01/2043	191	187		3.50%, 04/01/2032	36	37
3.00%, 08/01/2043	69	67		3.50%, 07/01/2032	30	30
3.00%, 08/01/2043	131	128		3.50%, 09/01/2032	33	34
3.00%, 10/01/2043	915	893		3.50%, 10/01/2033	19	19
3.00%, 10/01/2043	495	483		3.50%, 05/01/2034	111	112
3.00%, 11/01/2043	215	209		3.50%, 06/01/2034	77	78
3.00%, 01/01/2045	473	462		3.50%, 07/01/2034	503	510
3.00%, 01/01/2045	1,242	1,213		3.50%, 09/01/2034	378	384
3.00%, 01/01/2045	55	54		3.50%, 10/01/2034	122	124
3.00%, 01/01/2045	441	429		3.50%, 12/01/2035	701	711
3.00%, 01/01/2045	247	241		3.50%, 02/01/2036	146	148
3.00%, 04/01/2045	113	110		3.50%, 07/01/2036	224	227
3.00%, 04/01/2045	29	28		3.50%, 08/01/2036	237	241
3.00%, 08/01/2045	305	296		3.50%, 02/01/2037	113	115

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal	Value
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	(000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 03/01/2041	$56	$56		3.50%, 05/01/2046	$179	$179
3.50%, 06/01/2041	58	58		3.50%, 06/01/2046	205	205
3.50%, 10/01/2041	41	41		3.50%, 07/01/2046	98	98
3.50%, 12/01/2041	55	55		3.50%, 07/01/2046	877	876
3.50%, 02/01/2042	539	541		3.50%, 12/01/2046	723	723
3.50%, 03/01/2042	128	128		3.50%, 02/01/2047	1,197	1,196
3.50%, 04/01/2042	154	155		3.50%, 03/01/2048 (g)	16,275	16,244
3.50%, 05/01/2042	107	107		3.50%, 04/01/2048 (g)	2,150	2,143
3.50%, 05/01/2042	835	839		4.00%, 07/01/2019	32	33
3.50%, 06/01/2042	733	736		4.00%, 05/01/2020	32	33
3.50%, 07/01/2042	131	132		4.00%, 05/01/2020	32	32
3.50%, 08/01/2042	90	90		4.00%, 12/01/2020	24	24
3.50%, 09/01/2042	84	84		4.00%, 03/01/2022	88	91
3.50%, 10/01/2042	1,008	1,012		4.00%, 03/01/2022	117	120
3.50%, 10/01/2042	114	114		4.00%, 09/01/2025	26	26
3.50%, 04/01/2043	957	961		4.00%, 03/01/2026	37	38
3.50%, 05/01/2043	627	629		4.00%, 09/01/2026	30	32
3.50%, 05/01/2043	1,037	1,041		4.00%, 04/01/2029	15	15
3.50%, 06/01/2043	180	180		4.00%, 12/01/2030	19	19
3.50%, 08/01/2043	771	774		4.00%, 11/01/2031	24	25
3.50%, 09/01/2043	1,884	1,891		4.00%, 11/01/2033	401	416
3.50%, 11/01/2043	304	305		4.00%, 10/01/2034	275	285
3.50%, 01/01/2044	243	243		4.00%, 02/01/2036	367	380
3.50%, 02/01/2044	23	23		4.00%, 01/01/2037	127	132
3.50%, 07/01/2044	1,103	1,108		4.00%, 03/01/2039	19	20
3.50%, 10/01/2044	476	476		4.00%, 08/01/2039	75	77
3.50%, 11/01/2044	522	522		4.00%, 09/01/2040	154	159
3.50%, 12/01/2044	730	730		4.00%, 10/01/2040	54	56
3.50%, 12/01/2044	672	672		4.00%, 12/01/2040	42	43
3.50%, 01/01/2045	788	788		4.00%, 12/01/2040	37	38
3.50%, 02/01/2045	150	150		4.00%, 01/01/2041	21	22
3.50%, 02/01/2045	894	894		4.00%, 01/01/2041	142	146
3.50%, 02/01/2045	111	111		4.00%, 02/01/2041	130	134
3.50%, 02/01/2045	562	562		4.00%, 02/01/2041	107	111
3.50%, 04/01/2045	648	649		4.00%, 02/01/2041	54	56
3.50%, 04/01/2045	531	531		4.00%, 03/01/2041	65	67
3.50%, 05/01/2045	51	51		4.00%, 09/01/2041	50	51
3.50%, 06/01/2045	21	21		4.00%, 12/01/2041	85	88
3.50%, 07/01/2045	832	832		4.00%, 12/01/2041	166	171
3.50%, 08/01/2045	516	516		4.00%, 12/01/2041	266	275
3.50%, 08/01/2045	538	538		4.00%, 05/01/2042	50	51
3.50%, 09/01/2045	422	422		4.00%, 06/01/2042	404	417
3.50%, 10/01/2045	32	32		4.00%, 06/01/2042	201	207
3.50%, 10/01/2045	182	182		4.00%, 12/01/2042	411	424
3.50%, 10/01/2045	257	257		4.00%, 06/01/2043	541	559
3.50%, 10/01/2045	292	292		4.00%, 09/01/2043	725	747
3.50%, 11/01/2045	647	647		4.00%, 11/01/2043	620	637
3.50%, 11/01/2045	631	631		4.00%, 11/01/2043	626	643
3.50%, 11/01/2045	660	660		4.00%, 12/01/2043	24	24
3.50%, 11/01/2045	322	322		4.00%, 05/01/2044	196	201
3.50%, 12/01/2045	746	746		4.00%, 08/01/2044	33	34
3.50%, 12/01/2045	850	849		4.00%, 08/01/2044	243	249
3.50%, 12/01/2045	268	268		4.00%, 08/01/2044	580	595
3.50%, 12/01/2045	412	412		4.00%, 08/01/2044	185	190
3.50%, 12/01/2045	920	920		4.00%, 09/01/2044	275	283
3.50%, 12/01/2045	788	788		4.00%, 09/01/2044	240	246
3.50%, 12/01/2045	51	51		4.00%, 09/01/2044	77	79
3.50%, 01/01/2046	847	847		4.00%, 10/01/2044	133	137
3.50%, 01/01/2046	897	897		4.00%, 10/01/2044	31	32
3.50%, 01/01/2046	855	855		4.00%, 10/01/2044	95	98
3.50%, 01/01/2046	218	218		4.00%, 10/01/2044	152	157
3.50%, 02/01/2046	340	340		4.00%, 11/01/2044	135	139
3.50%, 03/01/2046	707	707		4.00%, 11/01/2044	310	318
3.50%, 03/01/2046	75	75		4.00%, 11/01/2044	181	185
3.50%, 03/01/2046	801	800		4.00%, 11/01/2044	167	172
3.50%, 03/01/2046	1,041	1,041		4.00%, 11/01/2044	40	41
3.50%, 03/01/2046	765	765		4.00%, 11/01/2044	76	78
3.50%, 03/01/2046	247	246		4.00%, 12/01/2044	327	335
3.50%, 04/01/2046	500	499		4.00%, 12/01/2044	548	562
3.50%, 04/01/2046	1,010	1,010		4.00%, 12/01/2044	382	392
3.50%, 04/01/2046	594	594		4.00%, 12/01/2044	102	104
3.50%, 05/01/2046	401	401		4.00%, 01/01/2045	575	590
				4.00%, 01/01/2045	222	228

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 01/01/2045	$579	$595		4.50%, 09/01/2043	$365	$384
4.00%, 01/01/2045	24	24		4.50%, 10/01/2043	31	32
4.00%, 02/01/2045	247	253		4.50%, 10/01/2043	14	15
4.00%, 02/01/2045	545	560		4.50%, 11/01/2043	14	15
4.00%, 02/01/2045	253	260		4.50%, 11/01/2043	433	455
4.00%, 03/01/2045	160	164		4.50%, 11/01/2043	437	459
4.00%, 04/01/2045	365	375		4.50%, 11/01/2043	227	239
4.00%, 06/01/2045	70	72		4.50%, 12/01/2043	12	13
4.00%, 08/01/2045	65	67		4.50%, 01/01/2044	396	416
4.00%, 08/01/2045	241	248		4.50%, 01/01/2044	404	424
4.00%, 08/01/2045	46	47		4.50%, 02/01/2044	105	110
4.00%, 09/01/2045	192	197		4.50%, 02/01/2044	18	19
4.00%, 09/01/2045	742	761		4.50%, 03/01/2044	56	59
4.00%, 11/01/2045	854	876		4.50%, 03/01/2044	317	334
4.00%, 11/01/2045	16	17		4.50%, 04/01/2044	645	678
4.00%, 11/01/2045	146	150		4.50%, 04/01/2044	497	522
4.00%, 12/01/2045	203	208		4.50%, 05/01/2044	135	142
4.00%, 12/01/2045	27	28		4.50%, 05/01/2044	457	480
4.00%, 12/01/2045	86	88		4.50%, 05/01/2044	395	415
4.00%, 12/01/2045	307	315		4.50%, 06/01/2044	17	18
4.00%, 12/01/2045	608	623		4.50%, 06/01/2044	214	224
4.00%, 12/01/2045	24	24		4.50%, 06/01/2044	101	106
4.00%, 01/01/2046	131	134		4.50%, 07/01/2044	119	124
4.00%, 02/01/2046	122	125		4.50%, 08/01/2044	19	20
4.00%, 02/01/2046	604	620		4.50%, 08/01/2044	475	498
4.00%, 03/01/2046	32	32		4.50%, 08/01/2044	99	104
4.00%, 03/01/2046	1,334	1,367		4.50%, 09/01/2044	319	334
4.00%, 04/01/2046	631	647		4.50%, 10/01/2044	516	541
4.00%, 07/01/2046	295	303		4.50%, 11/01/2044	418	441
4.00%, 03/01/2047	914	937		4.50%, 11/01/2044	82	86
4.00%, 06/01/2047	387	397		4.50%, 11/01/2044	145	152
4.00%, 03/01/2048 (g)	15,700	16,079		4.50%, 11/01/2044	74	77
4.00%, 04/01/2048 (g)	1,100	1,125		4.50%, 11/01/2044	10	11
4.50%, 05/01/2018	4	4		4.50%, 04/01/2045	136	143
4.50%, 11/01/2018	27	27		4.50%, 03/01/2046	101	106
4.50%, 01/01/2020	44	44		4.50%, 04/01/2046	155	163
4.50%, 02/01/2021	52	52		4.50%, 05/01/2046	320	335
4.50%, 08/01/2023	209	219		4.50%, 08/01/2046	20	21
4.50%, 05/01/2025	27	28		4.50%, 11/01/2046	501	525
4.50%, 06/01/2029	33	34		4.50%, 01/01/2047	215	225
4.50%, 07/01/2029	8	8		4.50%, 01/01/2047	656	687
4.50%, 08/01/2030	18	19		5.00%, 12/01/2020	7	7
4.50%, 01/01/2034	55	58		5.00%, 05/01/2023	6	6
4.50%, 02/01/2039	31	33		5.00%, 10/01/2024	28	30
4.50%, 04/01/2039	209	221		5.00%, 09/01/2025	58	58
4.50%, 04/01/2039	22	24		5.00%, 12/01/2025	232	247
4.50%, 04/01/2039	55	58		5.00%, 06/01/2028	57	61
4.50%, 06/01/2039	3	3		5.00%, 03/01/2030	4	4
4.50%, 06/01/2039	23	25		5.00%, 05/01/2030	3	4
4.50%, 08/01/2039	37	40		5.00%, 03/01/2034	16	17
4.50%, 10/01/2039	23	24		5.00%, 04/01/2035	16	17
4.50%, 12/01/2039	57	60		5.00%, 06/01/2035	40	43
4.50%, 02/01/2040	55	59		5.00%, 07/01/2035	43	46
4.50%, 05/01/2040	38	40		5.00%, 08/01/2035	1	1
4.50%, 09/01/2040	369	389		5.00%, 02/01/2037	5	5
4.50%, 10/01/2040	51	54		5.00%, 04/01/2037	1	1
4.50%, 02/01/2041	50	52		5.00%, 07/01/2037	33	35
4.50%, 03/01/2041	57	60		5.00%, 04/01/2038	1	1
4.50%, 04/01/2041	86	91		5.00%, 01/01/2039	822	884
4.50%, 05/01/2041	434	458		5.00%, 02/01/2039	31	34
4.50%, 07/01/2041	38	41		5.00%, 07/01/2039	346	374
4.50%, 07/01/2041	6	6		5.00%, 12/01/2039	482	520
4.50%, 08/01/2041	489	516		5.00%, 12/01/2039	25	27
4.50%, 09/01/2041	48	50		5.00%, 01/01/2040	31	34
4.50%, 09/01/2041	545	576		5.00%, 05/01/2040	37	40
4.50%, 11/01/2041	38	40		5.00%, 06/01/2040	8	9
4.50%, 11/01/2041	40	43		5.00%, 06/01/2040	35	38
4.50%, 01/01/2042	12	12		5.00%, 06/01/2040	5	6
4.50%, 07/01/2042	12	12		5.00%, 02/01/2041	174	188
4.50%, 04/01/2043 (g)	50	52		5.00%, 02/01/2041	305	329
4.50%, 09/01/2043	334	352		5.00%, 04/01/2041	622	672
				5.00%, 05/01/2041	45	49

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 08/01/2041	$308	$330		6.50%, 03/01/2032	$3	$3
5.00%, 05/01/2042	336	364		6.50%, 10/01/2039	43	48
5.00%, 07/01/2042	156	169				$208,970
5.00%, 09/01/2043	154	166		Government National Mortgage Association (GNMA) - 8.27%
5.00%, 03/01/2044	145	155		2.50%, 06/20/2027	224	220
5.00%, 03/01/2044	131	140		2.50%, 09/20/2027	24	23
5.00%, 03/01/2044	213	227		2.50%, 01/20/2028	87	86
5.00%, 05/01/2044	214	230		2.50%, 04/20/2028	49	48
5.00%, 06/01/2044	181	194		2.50%, 11/20/2030	138	135
5.00%, 02/01/2045	295	319		2.50%, 12/20/2030	197	193
5.00%, 06/01/2045	817	884		2.50%, 03/20/2031	332	326
5.50%, 01/01/2025	3	3		2.50%, 04/15/2043	172	162
5.50%, 12/01/2027	96	104		2.50%, 07/20/2043	219	210
5.50%, 06/01/2034	7	8		2.50%, 04/15/2045	74	70
5.50%, 04/01/2035	2	2		2.50%, 09/15/2046	43	40
5.50%, 09/01/2035	4	5		2.50%, 10/15/2046	98	92
5.50%, 10/01/2035	8	9		2.50%, 11/20/2046	91	86
5.50%, 04/01/2036	31	34		2.50%, 12/20/2046	680	644
5.50%, 04/01/2036	3	3		2.50%, 01/20/2047	231	219
5.50%, 09/01/2036	45	49		3.00%, 01/20/2027	21	21
5.50%, 12/01/2036	40	44		3.00%, 02/15/2027	151	151
5.50%, 02/01/2037	3	3		3.00%, 04/15/2027	21	21
5.50%, 05/01/2037	28	31		3.00%, 09/20/2027	43	43
5.50%, 06/01/2037	2	2		3.00%, 11/20/2028	279	280
5.50%, 07/01/2037	4	4		3.00%, 05/20/2029	63	63
5.50%, 08/01/2037	3	3		3.00%, 08/20/2029	172	173
5.50%, 03/01/2038	186	204		3.00%, 09/20/2029	197	197
5.50%, 03/01/2038	296	324		3.00%, 07/20/2030	151	151
5.50%, 05/01/2038	209	230		3.00%, 01/20/2031	164	164
5.50%, 06/01/2038	5	5		3.00%, 07/20/2032	212	212
5.50%, 06/01/2038	286	314		3.00%, 04/15/2042	339	333
5.50%, 06/01/2038	3	3		3.00%, 09/20/2042	127	124
5.50%, 08/01/2038	1	1		3.00%, 11/20/2042	945	928
5.50%, 09/01/2038	20	22		3.00%, 12/20/2042	693	681
5.50%, 09/01/2038	448	492		3.00%, 01/20/2043	683	671
5.50%, 10/01/2038	5	5		3.00%, 03/20/2043	146	143
5.50%, 11/01/2038	251	275		3.00%, 03/20/2043	875	860
5.50%, 12/01/2038	28	31		3.00%, 03/20/2043	759	745
5.50%, 12/01/2038	21	23		3.00%, 04/15/2043	530	522
5.50%, 02/01/2039	82	90		3.00%, 04/20/2043	1,104	1,085
5.50%, 04/01/2039	239	263		3.00%, 05/15/2043	103	102
5.50%, 04/01/2039	27	29		3.00%, 05/15/2043	82	81
5.50%, 06/01/2039	2	2		3.00%, 05/15/2043	56	55
5.50%, 12/01/2039	23	26		3.00%, 06/15/2043	115	113
5.50%, 03/01/2040	351	382		3.00%, 06/15/2043	15	15
5.50%, 04/01/2040	292	318		3.00%, 06/20/2043	993	976
5.50%, 04/01/2040	140	153		3.00%, 08/20/2043	1,072	1,053
5.50%, 05/01/2040	258	283		3.00%, 07/15/2044	184	181
5.50%, 06/01/2040	159	174		3.00%, 12/15/2044	172	169
5.50%, 07/01/2041	190	209		3.00%, 12/20/2044	1,328	1,303
5.50%, 07/01/2041	352	385		3.00%, 01/15/2045	143	140
5.50%, 09/01/2041	113	123		3.00%, 01/15/2045	154	151
6.00%, 04/01/2026	47	52		3.00%, 01/20/2045	124	121
6.00%, 07/01/2035	75	84		3.00%, 02/20/2045	136	134
6.00%, 10/01/2036	209	233		3.00%, 04/20/2045	255	250
6.00%, 02/01/2037	132	147		3.00%, 05/20/2045	893	874
6.00%, 07/01/2037	2	2		3.00%, 06/20/2045	362	354
6.00%, 11/01/2037	6	6		3.00%, 07/15/2045	100	98
6.00%, 11/01/2037	1	1		3.00%, 07/20/2045	570	557
6.00%, 02/01/2038	1	1		3.00%, 08/20/2045	1,108	1,085
6.00%, 04/01/2038	77	86		3.00%, 09/20/2045	479	468
6.00%, 05/01/2038	5	6		3.00%, 10/20/2045	1,043	1,021
6.00%, 05/01/2038	3	4		3.00%, 12/20/2045	579	566
6.00%, 08/01/2038	60	67		3.00%, 01/20/2046	261	256
6.00%, 09/01/2038	1	1		3.00%, 03/20/2046	1,117	1,093
6.00%, 10/01/2039	94	105		3.00%, 04/20/2046	1,076	1,054
6.00%, 04/01/2040	62	70		3.00%, 05/20/2046	807	791
6.00%, 10/01/2040	86	96		3.00%, 07/20/2046	1,098	1,075
6.50%, 06/01/2024	2	2		3.00%, 08/20/2046	1,100	1,076
6.50%, 12/01/2031	1	1		3.00%, 09/20/2046	1,232	1,207
				3.00%, 10/20/2046	453	444
				3.00%, 11/20/2046	382	374
				3.00%, 11/20/2046	1,152	1,130

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.00%, 12/15/2046	$292	$286	3.50%, 07/20/2047	$964	$970
3.00%, 12/20/2046	1,181	1,156	3.50%, 08/20/2047	488	491
3.00%, 01/20/2047	1,191	1,166	3.50%, 03/01/2048	10,175	10,231
3.00%, 03/01/2048	11,725	11,458	4.00%, 05/15/2026	24	24
3.50%, 12/20/2026	187	192	4.00%, 07/20/2026	50	52
3.50%, 03/20/2027	13	13	4.00%, 09/15/2040	24	25
3.50%, 02/15/2042	63	64	4.00%, 09/15/2040	7	8
3.50%, 02/20/2042	138	140	4.00%, 01/15/2041	28	29
3.50%, 05/15/2042	103	104	4.00%, 01/15/2041	30	31
3.50%, 05/20/2042	274	278	4.00%, 01/20/2041	82	85
3.50%, 06/20/2042	281	284	4.00%, 07/15/2041	45	47
3.50%, 07/15/2042	44	44	4.00%, 07/20/2041	19	19
3.50%, 07/20/2042	1,101	1,114	4.00%, 09/15/2041	6	7
3.50%, 08/15/2042	12	12	4.00%, 09/20/2041	18	18
3.50%, 08/20/2042	67	67	4.00%, 10/15/2041	17	17
3.50%, 09/20/2042	820	829	4.00%, 11/20/2041	36	38
3.50%, 10/20/2042	589	596	4.00%, 12/20/2041	25	26
3.50%, 11/20/2042	511	517	4.00%, 01/20/2042	22	23
3.50%, 12/20/2042	515	521	4.00%, 02/20/2042	27	28
3.50%, 01/20/2043	834	844	4.00%, 03/01/2043	8,675	8,900
3.50%, 02/20/2043	1,329	1,344	4.00%, 06/20/2043	10	10
3.50%, 03/20/2043	920	930	4.00%, 11/20/2043	904	935
3.50%, 04/01/2043	2,500	2,510	4.00%, 02/20/2044	363	375
3.50%, 04/15/2043	412	417	4.00%, 03/15/2044	41	42
3.50%, 04/20/2043	628	635	4.00%, 03/15/2044	291	299
3.50%, 05/20/2043	404	409	4.00%, 03/20/2044	44	45
3.50%, 07/20/2043	526	532	4.00%, 04/20/2044	99	102
3.50%, 08/20/2043	1,386	1,402	4.00%, 05/15/2044	212	217
3.50%, 09/20/2043	961	973	4.00%, 05/15/2044	298	306
3.50%, 10/20/2043	453	458	4.00%, 05/20/2044	208	216
3.50%, 02/20/2044	609	616	4.00%, 07/15/2044	126	130
3.50%, 04/20/2044	525	531	4.00%, 07/20/2044	61	63
3.50%, 09/20/2044	455	458	4.00%, 08/20/2044	449	465
3.50%, 10/20/2044	532	537	4.00%, 09/15/2044	532	548
3.50%, 11/20/2044	524	528	4.00%, 09/20/2044	392	406
3.50%, 12/15/2044	452	455	4.00%, 10/20/2044	1,472	1,523
3.50%, 12/20/2044	550	554	4.00%, 11/15/2044	168	173
3.50%, 01/20/2045	536	540	4.00%, 11/20/2044	296	306
3.50%, 02/15/2045	178	179	4.00%, 12/20/2044	525	544
3.50%, 02/20/2045	731	737	4.00%, 01/20/2045	224	232
3.50%, 03/15/2045	211	212	4.00%, 02/15/2045	9	9
3.50%, 03/15/2045	75	76	4.00%, 03/15/2045	74	76
3.50%, 03/20/2045	958	965	4.00%, 03/20/2045	327	338
3.50%, 04/15/2045	147	148	4.00%, 05/15/2045	164	169
3.50%, 04/15/2045	100	100	4.00%, 08/15/2045	119	122
3.50%, 04/20/2045	697	702	4.00%, 08/20/2045	495	511
3.50%, 04/20/2045	600	605	4.00%, 09/15/2045	166	170
3.50%, 05/20/2045	977	984	4.00%, 09/20/2045	588	607
3.50%, 06/20/2045	144	145	4.00%, 10/20/2045	723	747
3.50%, 07/20/2045	797	803	4.00%, 11/15/2045	108	111
3.50%, 08/20/2045	840	846	4.00%, 11/20/2045	968	1,000
3.50%, 09/20/2045	808	814	4.00%, 12/15/2045	216	222
3.50%, 10/20/2045	740	745	4.00%, 01/20/2046	1,136	1,175
3.50%, 11/20/2045	418	421	4.00%, 02/20/2046	182	188
3.50%, 12/20/2045	917	924	4.00%, 04/20/2046	688	711
3.50%, 01/20/2046	1,413	1,423	4.00%, 05/15/2046	55	56
3.50%, 02/20/2046	798	804	4.00%, 10/20/2046	201	207
3.50%, 03/20/2046	798	804	4.00%, 01/20/2047	58	59
3.50%, 04/20/2046	937	944	4.00%, 02/20/2047	1,021	1,049
3.50%, 05/20/2046	1,048	1,056	4.00%, 03/20/2047	760	783
3.50%, 06/20/2046	1,088	1,096	4.00%, 05/20/2047	260	268
3.50%, 07/20/2046	1,025	1,032	4.00%, 07/20/2047	475	490
3.50%, 08/15/2046	233	235	4.00%, 04/01/2048	200	205
3.50%, 08/20/2046	1,048	1,055	4.50%, 06/15/2034	5	6
3.50%, 09/20/2046	1,017	1,024	4.50%, 06/20/2035	43	45
3.50%, 10/20/2046	1,032	1,039	4.50%, 03/15/2039	42	44
3.50%, 11/20/2046	925	931	4.50%, 03/15/2039	272	287
3.50%, 12/20/2046	776	781	4.50%, 03/20/2039	58	61
3.50%, 02/20/2047	881	887	4.50%, 06/15/2039	37	39
3.50%, 03/20/2047	1,068	1,075	4.50%, 06/15/2039	40	43
3.50%, 05/20/2047	918	924	4.50%, 08/15/2039	7	8
3.50%, 06/20/2047	1,225	1,234	4.50%, 11/15/2039	12	13
			4.50%, 12/15/2039	83	88

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 03/15/2040	$445	$471	5.00%, 02/20/2046	$411	$432
4.50%, 06/15/2040	37	39	5.00%, 05/20/2046	37	39
4.50%, 07/15/2040	3	3	5.00%, 12/20/2046	292	309
4.50%, 07/15/2040	397	420	5.50%, 05/20/2032	1	1
4.50%, 08/15/2040	51	54	5.50%, 07/15/2034	16	17
4.50%, 02/20/2041	40	42	5.50%, 02/15/2035	39	43
4.50%, 02/20/2041	55	59	5.50%, 03/15/2038	169	184
4.50%, 03/20/2041	42	45	5.50%, 06/15/2038	89	96
4.50%, 05/15/2041	23	24	5.50%, 10/20/2038	31	34
4.50%, 06/15/2041	22	23	5.50%, 01/15/2039	16	18
4.50%, 06/20/2041	27	28	5.50%, 02/15/2039	160	174
4.50%, 07/20/2041	54	57	5.50%, 06/15/2040	323	352
4.50%, 08/15/2041	15	16	5.50%, 07/20/2040	22	23
4.50%, 08/20/2041	28	29	5.50%, 04/20/2044	25	28
4.50%, 09/20/2041	25	27	5.50%, 07/20/2044	233	252
4.50%, 09/20/2043	16	17	5.50%, 08/20/2044	104	114
4.50%, 10/20/2043	236	249	5.50%, 09/20/2044	305	331
4.50%, 11/20/2043	342	360	6.00%, 07/15/2032	2	2
4.50%, 01/20/2044	414	436	6.00%, 12/15/2032	3	4
4.50%, 02/20/2044	316	333	6.00%, 11/20/2037	28	32
4.50%, 05/20/2044	792	835	6.00%, 01/15/2039	23	26
4.50%, 07/20/2044	207	218	6.50%, 05/15/2023	1	1
4.50%, 08/20/2044	67	71	6.50%, 05/20/2032	12	14
4.50%, 09/20/2044	346	365	7.00%, 03/15/2029	5	5
4.50%, 10/20/2044	218	230	7.00%, 07/15/2031	2	2
4.50%, 01/20/2045	166	174			$141,788
4.50%, 02/20/2045	100	105	U.S. Treasury - 36.03%
4.50%, 04/20/2045	265	279	0.75%, 07/15/2019	2,995	2,937
4.50%, 05/15/2045	236	247	0.75%, 08/15/2019	3,265	3,198
4.50%, 05/20/2045	193	203	0.88%, 05/15/2019	3,855	3,797
4.50%, 09/15/2045	231	242	0.88%, 06/15/2019	2,565	2,523
4.50%, 09/15/2045	129	134	0.88%, 07/31/2019	870	854
4.50%, 10/20/2045	74	78	0.88%, 09/15/2019	3,750	3,674
4.50%, 12/20/2045	487	512	1.00%, 06/30/2019	250	246
4.50%, 02/20/2046	533	560	1.00%, 08/31/2019	500	491
4.50%, 03/20/2046	180	188	1.00%, 09/30/2019	1,873	1,838
4.50%, 04/20/2046	208	219	1.00%, 10/15/2019	3,190	3,128
4.50%, 05/20/2046	52	55	1.00%, 11/15/2019	4,345	4,256
4.50%, 07/20/2046	89	94	1.00%, 11/30/2019	2,420	2,369
4.50%, 08/15/2046	163	169	1.13%, 05/31/2019	1,150	1,135
4.50%, 09/15/2046	56	59	1.13%, 03/31/2020	1,345	1,313
4.50%, 10/15/2046	317	330	1.13%, 02/28/2021	3,000	2,886
4.50%, 12/20/2046	588	615	1.13%, 06/30/2021	2,800	2,678
4.50%, 03/15/2047	301	313	1.13%, 07/31/2021	2,570	2,454
4.50%, 06/20/2047	596	620	1.13%, 08/31/2021	1,975	1,883
4.50%, 04/01/2048	50	52	1.13%, 09/30/2021	3,585	3,413
5.00%, 05/15/2033	251	271	1.25%, 04/30/2019	2,000	1,980
5.00%, 08/15/2033	53	58	1.25%, 05/31/2019	2,575	2,547
5.00%, 12/15/2036	3	3	1.25%, 06/30/2019	2,575	2,544
5.00%, 04/20/2038	24	26	1.25%, 08/31/2019	2,495	2,460
5.00%, 05/15/2038	116	123	1.25%, 10/31/2019	1,750	1,722
5.00%, 07/20/2038	230	247	1.25%, 01/31/2020	3,960	3,885
5.00%, 10/15/2038	326	349	1.25%, 02/29/2020	1,005	985
5.00%, 02/15/2039	435	469	1.25%, 03/31/2021	3,220	3,105
5.00%, 03/15/2039	1	1	1.25%, 10/31/2021	2,830	2,703
5.00%, 04/20/2039	150	161	1.25%, 07/31/2023	3,795	3,519
5.00%, 06/20/2039	31	33	1.38%, 07/31/2019	2,560	2,532
5.00%, 09/15/2039	213	229	1.38%, 09/30/2019	3,075	3,035
5.00%, 09/15/2039	72	78	1.38%, 12/15/2019	2,390	2,354
5.00%, 02/15/2040	5	5	1.38%, 01/31/2020	2,690	2,646
5.00%, 05/20/2040	25	27	1.38%, 02/15/2020	3,155	3,101
5.00%, 06/20/2040	33	35	1.38%, 02/29/2020	2,900	2,849
5.00%, 12/15/2040	202	218	1.38%, 03/31/2020	4,250	4,169
5.00%, 05/20/2041	41	44	1.38%, 04/30/2020	4,005	3,926
5.00%, 10/15/2041	166	177	1.38%, 08/31/2020	3,160	3,085
5.00%, 05/20/2044	522	551	1.38%, 09/15/2020	2,265	2,210
5.00%, 06/20/2044	97	103	1.38%, 09/30/2020	3,000	2,926
5.00%, 07/20/2044	118	125	1.38%, 10/31/2020	4,010	3,906
5.00%, 08/20/2044	52	55	1.38%, 01/31/2021	2,500	2,426
5.00%, 01/20/2045	305	321	1.38%, 04/30/2021	2,420	2,340
5.00%, 04/20/2045	94	100	1.38%, 05/31/2021	1,820	1,757
5.00%, 09/20/2045	77	81

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
1.38%, 06/30/2023	$4,815	$4,502	2.00%, 07/31/2022	$2,110	$2,057
1.38%, 09/30/2023	2,000	1,862	2.00%, 10/31/2022	3,175	3,086
1.50%, 05/31/2019	3,070	3,046	2.00%, 11/30/2022	4,795	4,658
1.50%, 10/31/2019	3,395	3,355	2.00%, 02/15/2023	4,741	4,597
1.50%, 11/30/2019	2,110	2,083	2.00%, 04/30/2024	20	19
1.50%, 04/15/2020	2,000	1,967	2.00%, 05/31/2024	3,900	3,729
1.50%, 05/15/2020	2,380	2,338	2.00%, 06/30/2024	3,500	3,344
1.50%, 05/31/2020	3,560	3,495	2.00%, 08/15/2025	5,935	5,606
1.50%, 06/15/2020	1,400	1,374	2.00%, 11/15/2026	5,930	5,530
1.50%, 07/15/2020	1,270	1,245	2.13%, 08/31/2020	2,250	2,237
1.50%, 08/15/2020	2,305	2,258	2.13%, 01/31/2021	1,850	1,834
1.50%, 01/31/2022	3,800	3,649	2.13%, 06/30/2021	3,290	3,252
1.50%, 02/28/2023	4,090	3,868	2.13%, 08/15/2021	4,120	4,067
1.50%, 03/31/2023	3,800	3,590	2.13%, 09/30/2021	1,880	1,854
1.50%, 08/15/2026	4,515	4,052	2.13%, 12/31/2022	5,990	5,848
1.63%, 03/31/2019	396	394	2.13%, 11/30/2023	500	484
1.63%, 04/30/2019	1,300	1,292	2.13%, 03/31/2024	3,020	2,914
1.63%, 06/30/2019	3,900	3,872	2.25%, 02/29/2020	2,425	2,424
1.63%, 07/31/2019	3,500	3,473	2.25%, 02/15/2021	2,250	2,239
1.63%, 08/31/2019	2,405	2,384	2.25%, 03/31/2021	1,510	1,501
1.63%, 12/31/2019	2,250	2,225	2.25%, 04/30/2021	1,570	1,560
1.63%, 03/15/2020	2,390	2,358	2.25%, 12/31/2023	1,620	1,578
1.63%, 06/30/2020	2,560	2,518	2.25%, 01/31/2024	4,775	4,647
1.63%, 07/31/2020	3,200	3,146	2.25%, 11/15/2024	2,660	2,571
1.63%, 10/15/2020	2,240	2,197	2.25%, 11/15/2025	4,010	3,847
1.63%, 11/30/2020	3,770	3,693	2.25%, 02/15/2027	7,620	7,239
1.63%, 08/15/2022	3,128	2,999	2.25%, 08/15/2027	6,845	6,484
1.63%, 08/31/2022	3,500	3,352	2.25%, 11/15/2027	5,500	5,204
1.63%, 11/15/2022	5,900	5,638	2.25%, 08/15/2046	3,050	2,544
1.63%, 04/30/2023	3,875	3,679	2.38%, 12/31/2020	3,250	3,247
1.63%, 05/31/2023	3,000	2,845	2.38%, 01/31/2023	2,985	2,947
1.63%, 10/31/2023	5,000	4,716	2.38%, 08/15/2024	1,625	1,586
1.63%, 02/15/2026	5,748	5,247	2.38%, 05/15/2027	7,775	7,457
1.63%, 05/15/2026	3,336	3,035	2.50%, 08/15/2023	4,280	4,237
1.75%, 09/30/2019	4,511	4,478	2.50%, 05/15/2024	3,100	3,054
1.75%, 11/30/2019	2,455	2,434	2.50%, 02/15/2045	3,825	3,386
1.75%, 10/31/2020	2,430	2,390	2.50%, 02/15/2046	3,850	3,397
1.75%, 11/15/2020	2,265	2,227	2.50%, 05/15/2046	4,365	3,847
1.75%, 12/31/2020	3,000	2,946	2.63%, 08/15/2020	4,400	4,427
1.75%, 11/30/2021	3,600	3,498	2.63%, 11/15/2020	4,770	4,800
1.75%, 02/28/2022	2,770	2,683	2.63%, 02/28/2023	3,030	3,026
1.75%, 03/31/2022	3,050	2,952	2.75%, 11/15/2023	5,680	5,690
1.75%, 04/30/2022	3,545	3,428	2.75%, 02/15/2024	7,000	7,004
1.75%, 05/15/2022	2,620	2,533	2.75%, 02/28/2025	2,510	2,502
1.75%, 05/31/2022	3,370	3,255	2.75%, 02/15/2028	2,650	2,623
1.75%, 06/30/2022	3,500	3,377	2.75%, 08/15/2042	3,264	3,065
1.75%, 09/30/2022	2,795	2,689	2.75%, 11/15/2042	3,230	3,029
1.75%, 01/31/2023	4,310	4,132	2.75%, 08/15/2047	3,310	3,066
1.75%, 05/15/2023	6,000	5,729	2.75%, 11/15/2047	1,475	1,367
1.88%, 12/31/2019	2,440	2,424	2.88%, 05/15/2043	3,935	3,769
1.88%, 06/30/2020	4,040	3,997	2.88%, 08/15/2045	3,850	3,670
1.88%, 12/15/2020	2,250	2,218	2.88%, 11/15/2046	3,580	3,405
1.88%, 11/30/2021	2,310	2,256	3.00%, 05/15/2042	370	364
1.88%, 01/31/2022	2,490	2,426	3.00%, 11/15/2044	3,820	3,733
1.88%, 02/28/2022	3,370	3,280	3.00%, 05/15/2045	5,250	5,129
1.88%, 03/31/2022	3,750	3,647	3.00%, 11/15/2045	4,115	4,018
1.88%, 04/30/2022	4,360	4,236	3.00%, 02/15/2047	3,335	3,252
1.88%, 05/31/2022	4,580	4,449	3.00%, 05/15/2047	2,235	2,178
1.88%, 07/31/2022	3,250	3,149	3.00%, 02/15/2048	1,385	1,351
1.88%, 08/31/2022	2,655	2,572	3.13%, 05/15/2019	3,490	3,530
1.88%, 09/30/2022	3,210	3,105	3.13%, 05/15/2021	3,000	3,059
1.88%, 10/31/2022	4,485	4,336	3.13%, 11/15/2041	60	60
1.88%, 08/31/2024	5,000	4,734	3.13%, 02/15/2042	3,530	3,547
2.00%, 01/31/2020	1,935	1,926	3.13%, 02/15/2043	680	681
2.00%, 07/31/2020	2,115	2,097	3.13%, 08/15/2044	4,400	4,402
2.00%, 09/30/2020	770	763	3.38%, 11/15/2019	2,855	2,909
2.00%, 01/15/2021	2,110	2,086	3.38%, 05/15/2044	4,365	4,563
2.00%, 02/28/2021	2,365	2,335	3.50%, 05/15/2020	3,135	3,214
2.00%, 05/31/2021	3,895	3,837	3.63%, 08/15/2019	3,250	3,316
2.00%, 08/31/2021	3,150	3,095	3.63%, 02/15/2021	5,560	5,749
2.00%, 10/31/2021	2,950	2,894	3.63%, 08/15/2043	1,830	1,994
2.00%, 11/15/2021	4,100	4,023	3.63%, 02/15/2044	4,070	4,435
			3.75%, 11/15/2043	3,680	4,091

See accompanying notes.

     Schedule of Investments Bond Market Index Fund February 28, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Sector	Percent
U.S. Treasury (continued)				Government	41.09%
3.88%, 08/15/2040	$1,190	$1,344		Mortgage Securities	30.42%
4.25%, 11/15/2040	1,633	1,946		Financial	8.72%
4.38%, 02/15/2038	950	1,143		Investment Companies	5.77%
4.38%, 05/15/2040	1,779	2,154		Consumer, Non-cyclical	4.33%
4.38%, 05/15/2041	1,103	1,339		Energy	3.02%
4.50%, 02/15/2036	2,675	3,241		Communications	2.72%
4.63%, 02/15/2040	990	1,237		Industrial	1.98%
4.75%, 02/15/2037	600	752		Technology	1.93%
4.75%, 02/15/2041	2,589	3,301		Utilities	1.83%
5.00%, 05/15/2037	335	433		Consumer, Cyclical	1.56%
5.25%, 11/15/2028	890	1,083		Basic Materials	0.75%
5.38%, 02/15/2031	3,420	4,326		Asset Backed Securities	0.56%
5.50%, 08/15/2028	676	835		Revenue Bonds	0.35%
6.13%, 11/15/2027	1,000	1,275		General Obligation Unlimited	0.28%
6.25%, 08/15/2023	2,370	2,799		Insured	0.14%
6.25%, 05/15/2030	1,740	2,335		General Obligation Limited	0.03%
6.38%, 08/15/2027	1,500	1,937		Investments Sold Short	(0.14)%
6.63%, 02/15/2027	1,240	1,612		Other Assets and Liabilities	(5.34)%
7.25%, 08/15/2022	20	24		TOTAL NET ASSETS	100.00%
8.13%, 05/15/2021	1,150	1,350
8.75%, 08/15/2020	1,500	1,729
		$617,493
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,102,920
Total Investments		$1,807,940
Other Assets and Liabilities - (5.48)%		$(93,919)
TOTAL NET ASSETS - 100.00%		$1,714,021

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,363 or 0.60% of net assets.
(c)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(d)	Non-income producing security
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$159,367	$60,524		$98,843
		$—		$159,367	$60,524		$98,843

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$209		$—			$—	$—
	$209		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Bond Market Index Fund
		February 28, 2018 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.14)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
(0.03)%
2.50%, 03/01/2048	$25	$23
2.50%, 04/01/2048	50	47
4.50%, 03/01/2048	100	105
5.00%, 03/01/2048	300	320
		$495

Federal National Mortgage Association (FNMA) - (0.06)%
2.50%, 03/01/2048	100	94
5.00%, 03/01/2048	850	907
		$1,001
Government National Mortgage Association (GNMA) -
(0.05)%
2.50%, 03/01/2048	125	117
3.00%, 03/01/2048	100	98
4.00%, 03/01/2048	300	308
4.50%, 03/01/2048	100	104
5.00%, 03/01/2048	200	211
		$838
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		2,334
OBLIGATIONS (proceeds $2,335)
TOTAL SHORT SALES (proceeds $2,335)		$2,334

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 53.70%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Agriculture - 0.34%			Electric (continued)
Archer-Daniels-Midland Co	110,040	$4,569	PG&E Corp	305,971	$12,572
Bunge Ltd	65,587	4,947	Terna Rete Elettrica Nazionale SpA	873,280	4,840
Golden Agri-Resources Ltd	15,976,400	4,325			$102,653
		$13,841	Electronics - 0.16%
Automobile Parts & Equipment - 0.07%			Badger Meter Inc	20,266	965
Aptiv PLC	33,134	3,026	Halma PLC	263,033	4,346
			Watts Water Technologies Inc	19,360	1,462
Building Materials - 0.56%					$6,773
Boise Cascade Co	5,822	235	Energy - Alternate Sources - 0.14%
Duratex SA	478,700	1,688	China Longyuan Power Group Corp Ltd	3,907,000	2,578
Geberit AG	16,499	7,449	Pattern Energy Group Inc	84,300	1,565
Louisiana-Pacific Corp	134,139	3,823	Vestas Wind Systems A/S	24,572	1,776
Norbord Inc	92,677	3,129			$5,919
Pinnacle Renewable Holdings Inc (a)	52,715	554	Engineering & Construction - 1.53%
Reliance Worldwide Corp Ltd	328,894	1,091	Aegion Corp (a)	29,349	674
Vulcan Materials Co	42,924	5,053	Aena SME SA (b)	35,001	7,108
		$23,022	Arcadis NV	64,499	1,545
Chemicals - 2.05%			Auckland International Airport Ltd	396,800	1,842
CF Industries Holdings Inc	117,117	4,830	Beijing Capital International Airport Co Ltd	532,400	785
Covestro AG (b)	34,947	3,942	Eiffage SA	20,200	2,187
DowDuPont Inc	49,115	3,453	Enav SpA (b)	1,947,893	9,912
FMC Corp	46,487	3,648	Ferrovial SA	406,904	8,781
Ingevity Corp (a)	20,958	1,570	Flughafen Zurich AG	39,438	9,364
K+S AG	508,116	14,150	Grupo Aeroportuario del Pacifico SAB de CV	78,100	754
Lenzing AG	20,038	2,474	Obrascon Huarte Lain SA (a)	202,300	1,135
LyondellBasell Industries NV	45,750	4,951	Promotora y Operadora de Infraestructura	134,455	1,374
Monsanto Co	37,082	4,575	SAB de CV
Mosaic Co/The	180,668	4,755	Sydney Airport	1,994,197	10,131
Nutrien Ltd	205,420	10,093	Vinci SA	73,034	7,211
Nutrien Ltd	109,400	5,387			$62,803
OCI NV (a)	194,992	4,571	Environmental Control - 0.15%
Olin Corp	115,730	3,761	China Water Affairs Group Ltd	760,000	670
Yara International ASA	269,881	11,926	CT Environmental Group Ltd	2,586,000	450
		$84,086	Kurita Water Industries Ltd	73,700	2,253
Commercial Services - 1.06%			SIIC Environment Holdings Ltd	810,800	315
Abertis Infraestructuras SA	126,300	3,014	Tetra Tech Inc	50,279	2,461
Atlantia SpA	254,887	7,829			$6,149
Cengage Learning Holdings II Inc (a),(c)	11,792	74	Food - 0.21%
Corp America Airports SA (a)	47,900	762	Ingredion Inc	31,690	4,140
Getlink SE	484,529	6,232	Wilmar International Ltd	1,894,800	4,590
Macquarie Atlas Roads Group	354,000	1,510			$8,730
OHL Mexico SAB de CV	4,487,365	7,970	Forest Products & Paper - 4.07%
Transurban Group	1,808,307	16,116	Acadian Timber Corp	154,100	2,327
		$43,507	BillerudKorsnas AB	197,542	2,927
Consumer Products - 0.23%			Canfor Corp (a)	391,498	9,251
Avery Dennison Corp	38,454	4,544	Clearwater Paper Corp (a)	34,826	1,310
Kimberly-Clark Corp	44,070	4,888	Domtar Corp	74,025	3,313
		$9,432	Empresas CMPC SA	976,900	3,764
Cosmetics & Personal Care - 0.41%			Fibria Celulose SA ADR	1,104,305	20,762
Essity AB	150,769	4,126	Holmen AB	54,940	2,842
Kao Corp	37,300	2,723	Interfor Corp (a)	285,769	5,423
Svenska Cellulosa AB SCA	662,539	6,566	International Paper Co	206,141	12,284
Unicharm Corp	116,600	3,255	Klabin SA	937,600	5,074
		$16,670	Mondi PLC	587,861	15,292
Electric - 2.50%			Nine Dragons Paper Holdings Ltd	4,535,000	8,069
ACEA SpA	39,761	690	Oji Holdings Corp	1,177,000	7,671
Algonquin Power & Utilities Corp	340,000	3,362	Quintis Ltd (a),(d)	2,854,062	709
American Electric Power Co Inc	128,300	8,414	Sappi Ltd	750,921	4,833
CLP Holdings Ltd	349,000	3,530	Smurfit Kappa Group PLC	262,453	9,131
CMS Energy Corp	50,600	2,148	Stora Enso OYJ	770,240	13,602
Dominion Energy Inc	48,800	3,615	Sumitomo Forestry Co Ltd	307,200	5,122
Edison International	104,555	6,335	Suzano Papel e Celulose SA	859,900	5,636
Enel SpA	1,454,413	8,442	UPM-Kymmene OYJ	396,644	13,571
Entergy Corp	38,600	2,927	West Fraser Timber Co Ltd	132,357	9,219
FirstEnergy Corp	53,500	1,730	Western Forest Products Inc	2,381,813	5,067
Hera SpA	648,903	2,207			$167,199
Huadian Fuxin Energy Corp Ltd	14,110,000	3,407	Gas - 1.47%
Iberdrola SA	1,418,750	10,441	Atmos Energy Corp	38,100	3,067
Infraestructura Energetica Nova SAB de CV	1,474,587	6,962	ENN Energy Holdings Ltd	272,700	2,074
Innogy SE (b)	89,537	3,571	Italgas SpA	189,735	1,017
NextEra Energy Inc	88,900	13,526	National Grid PLC	1,884,300	19,070
NRG Energy Inc	29,100	753	Sempra Energy	196,511	21,416
Orsted A/S (b)	51,100	3,181

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Gas (continued)			Mining (continued)
Snam SpA	778,570	$3,485	Glencore PLC (a)	4,124,281	$21,688
Southcross Holdings Borrower LP (a),(c)	37	12	Goldcorp Inc	346,700	4,339
Southwest Gas Holdings Inc	122,500	8,070	MMC Norilsk Nickel PJSC ADR	252,716	4,991
Tokyo Gas Co Ltd	35,000	874	Newcrest Mining Ltd	539,207	8,849
Western Gas Equity Partners LP	33,823	1,231	Newmont Mining Corp	287,580	10,986
		$60,316	Norsk Hydro ASA	643,302	4,322
Hand & Machine Tools - 0.03%			Orocobre Ltd (a)	254,788	1,269
Franklin Electric Co Inc	26,862	1,052	Rio Tinto Ltd	270,955	16,798
			South32 Ltd	1,773,211	4,478
Healthcare - Products - 0.22%			Southern Copper Corp	104,361	5,503
Danaher Corp	90,834	8,882	Sumitomo Metal Mining Co Ltd	112,800	5,238
			Wheaton Precious Metals Corp	209,500	3,998
Healthcare - Services - 0.00%					$140,755
Millennium Health LLC (a),(c)	22,091	1	Miscellaneous Manufacturers - 0.42%
Millennium Health LLC (a),(c),(d),(e)	20,580	—	Aalberts Industries NV	66,968	3,350
Millennium Health LLC (a),(c),(d),(e)	19,318	—	Alfa Laval AB	208,577	5,010
		$1	Pentair PLC	112,921	7,757
Holding Companies - Diversified - 0.08%			Sulzer AG	8,826	1,172
Empresas COPEC SA	202,543	3,268			$17,289
			Oil & Gas - 4.94%
Home Builders - 0.22%			Aker BP ASA	144,614	3,548
DR Horton Inc	74,574	3,125	Anadarko Petroleum Corp	91,253	5,205
Toll Brothers Inc	72,198	3,164	Andeavor	51,315	4,599
TRI Pointe Group Inc (a)	191,457	2,935	Antero Midstream Partners LP	255,759	6,678
		$9,224	BP PLC	662,830	4,308
Iron & Steel - 2.03%			Cabot Oil & Gas Corp	90,525	2,187
ArcelorMittal (a)	336,083	11,412	Canadian Natural Resources Ltd	129,200	4,002
Fortescue Metals Group Ltd	1,256,668	4,833	Chevron Corp	36,880	4,128
JFE Holdings Inc	185,900	4,274	CNOOC Ltd	6,168,000	8,803
Nippon Steel & Sumitomo Metal Corp	180,500	4,267	ConocoPhillips	86,249	4,684
Novolipetsk Steel PJSC	194,177	5,048	Continental Resources Inc/OK (a)	95,752	4,549
Nucor Corp	148,134	9,688	Devon Energy Corp	205,659	6,307
POSCO	19,764	6,539	Ecopetrol SA ADR	378,311	6,624
Severstal PJSC	282,395	4,574	Eni SpA	266,508	4,425
Steel Dynamics Inc	94,652	4,378	EOG Resources Inc	108,788	11,034
thyssenkrupp AG	160,091	4,335	EQT GP Holdings LP	48,519	1,144
Vale SA ADR	1,431,132	19,649	Exxon Mobil Corp	52,688	3,991
voestalpine AG	75,404	4,350	Galp Energia SGPS SA	278,124	5,009
		$83,347	Gazprom PJSC ADR	981,854	4,850
Lodging - 0.70%			Hess Corp	99,466	4,518
City Developments Ltd	1,094,400	10,464	Imperial Oil Ltd	142,100	3,848
Hilton Grand Vacations Inc (a)	151,009	6,518	Kunlun Energy Co Ltd	815,500	764
Hilton Worldwide Holdings Inc	148,261	11,978	LUKOIL PJSC ADR	78,999	5,235
		$28,960	Novatek PJSC	38,731	5,259
Machinery - Diversified - 0.75%			Occidental Petroleum Corp	186,065	12,206
			Ocean Rig UDW Inc (a)	49,483	1,280
ANDRITZ AG	97,627	5,664
Ebara Corp	65,900	2,432	OMV AG	41,235	2,345
			Petroleo Brasileiro SA ADR(a)	429,094	5,617
Gorman-Rupp Co/The	13,261	354	Petroleo Brasileiro SA ADR(a)	451,482	6,339
IDEX Corp	53,202	7,278
Interpump Group SpA	59,875	1,979	Phillips 66	44,981	4,065
Kadant Inc	13,164	1,256	Pioneer Natural Resources Co	28,122	4,787
Lindsay Corp	7,402	655	Repsol SA	238,681	4,241
Valmet OYJ	84,709	1,811	Rosneft Oil Co PJSC	889,599	5,155
Xylem Inc/NY	124,995	9,322	Royal Dutch Shell PLC - A Shares	137,514	4,343
		$30,751	Showa Shell Sekiyu KK	240,800	3,092
Metal Fabrication & Hardware - 0.19%			Statoil ASA	218,098	4,964
Advanced Drainage Systems Inc	27,687	707	Suncor Energy Inc	126,300	4,158
Mueller Industries Inc	40,115	1,063	TOTAL SA	168,311	9,573
Mueller Water Products Inc - Class A	110,388	1,214	Valero Energy Corp	119,904	10,841
			Vantage Drilling International (a),(d),(e)	1,554	61
Rexnord Corp (a)	72,155	2,091
Tenaris SA	155,107	2,677	Woodside Petroleum Ltd	188,571	4,209
			Woodside Petroleum Ltd - Rights (a)	19,343	32
		$7,752
Mining - 3.43%					$203,007
Alcoa Corp (a)	124,919	5,618	Oil & Gas Services - 0.68%
Anglo American PLC	238,550	5,777	Baker Hughes a GE Co	147,609	3,897
Antofagasta PLC	356,450	4,238	Halliburton Co	221,423	10,278
			Newpark Resources Inc (a)	355,770	2,935
Barrick Gold Corp	318,463	3,669
			Schlumberger Ltd	138,349	9,081
BHP Billiton Ltd	211,746	4,972	Select Energy Services Inc (a)	134,106	1,926
Franco-Nevada Corp	53,800	3,770
Freeport-McMoRan Inc (a)	863,220	16,056			$28,117
Fresnillo PLC	251,115	4,196	Packaging & Containers - 1.39%
			Amcor Ltd/Australia	374,882	4,019
			Ball Corp	120,516	4,815

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			REITs (continued)
DS Smith PLC	1,202,697	$7,888	Equinix Inc	27,247	$10,684
Greif Inc - Class A	38,188	2,198	Essex Property Trust Inc	44,427	9,944
KapStone Paper and Packaging Corp	15,099	527	Frasers Logistics & Industrial Trust	6,297,056	5,191
Packaging Corp of America	158,433	18,885	Gecina SA	64,659	11,324
Sealed Air Corp	91,329	3,870	Goodman Group	2,258,333	14,280
Sonoco Products Co	52,376	2,512	Hoshino Resorts REIT Inc	442	2,379
WestRock Co	186,594	12,270	Hudson Pacific Properties Inc	158,271	4,997
		$56,984	Inmobiliaria Colonial Socimi SA	926,811	9,784
Pipelines - 8.68%			Invitation Homes Inc	593,950	12,918
Andeavor Logistics LP	235,182	10,931	Japan Hotel REIT Investment Corp	6,837	5,016
Antero Midstream GP LP	94,549	1,749	Japan Retail Fund Investment Corp	1,766	3,393
APA Group	1,404,357	8,664	Link REIT	1,140,500	9,695
APA Group - Rights (a)	82,608	15	MCUBS MidCity Investment Corp	8,107	6,097
BP Midstream Partners LP	133,672	2,548	Merlin Properties Socimi SA	607,088	8,679
Buckeye Partners LP	182,595	8,180	Nomura Real Estate Master Fund Inc	1,405	1,924
Cheniere Energy Inc (a)	402,831	21,157	Park Hotels & Resorts Inc	86,745	2,254
Enbridge Energy Management LLC (a)	392,821	4,627	Physicians Realty Trust	438,859	6,306
Enbridge Inc	91,277	2,904	PotlatchDeltic Corp	274,368	14,034
Enbridge Inc	741,929	23,595	Prologis Inc	264,284	16,037
Energy Transfer Equity LP	827,335	12,824	Rayonier Inc	569,792	19,367
Energy Transfer Partners LP	525,979	9,578	Regency Centers Corp	211,708	12,302
Enterprise Products Partners LP	886,308	22,530	Rexford Industrial Realty Inc	463,368	12,511
EQT Midstream Partners LP	173,804	10,692	SBA Communications Corp (a)	42,487	6,682
Inter Pipeline Ltd	75,700	1,316	Segro PLC	1,057,045	8,297
Kinder Morgan Inc/DE	1,226,300	19,867	Simon Property Group Inc	108,183	16,607
Koninklijke Vopak NV	135,122	6,356	STORE Capital Corp	211,236	5,036
Magellan Midstream Partners LP	308,904	19,294	Sun Communities Inc	76,209	6,673
MPLX LP	523,357	18,072	Sunstone Hotel Investors Inc	412,836	5,957
Noble Midstream Partners LP	36,048	1,738	Unibail-Rodamco SE	47,737	11,107
ONEOK Inc	244,419	13,768	UNITE Group PLC/The	669,280	7,005
Pembina Pipeline Corp	253,827	8,161	Weyerhaeuser Co	646,485	22,646
Phillips 66 Partners LP	202,721	9,962			$402,832
Plains All American Pipeline LP	692,057	14,602	Retail - 0.11%
Shell Midstream Partners LP	342,768	8,244	Gymboree Corp/The (a),(c)	17,842	348
Spectra Energy Partners LP	98,312	3,863	Gymboree Corp/The (a)	48,577	947
Tallgrass Energy GP LP	50,409	1,016	Lowe's Cos Inc	35,046	3,140
Tallgrass Energy Partners LP	162,295	6,224			$4,435
Targa Resources Corp	208,423	9,306	Software - 0.26%
TransCanada Corp	528,414	22,854	Avaya Holdings Corp (a)	221,362	4,646
Valero Energy Partners LP	164,723	6,347	InterXion Holding NV (a)	109,124	6,144
Western Gas Partners LP	279,065	12,990			$10,790
Williams Cos Inc/The	653,910	18,153	Storage & Warehousing - 0.11%
Williams Partners LP	399,448	14,476	Americold Realty Trust (a)	76,839	1,383
		$356,603	Safestore Holdings PLC	454,104	3,074
Real Estate - 2.26%					$4,457
ADO Properties SA (b)	179,573	9,330	Telecommunications - 0.05%
Aroundtown SA	910,843	6,945	Cellnex Telecom SA (b)	32,800	844
Deutsche Wohnen SE	341,456	14,081	Eutelsat Communications SA	55,700	1,301
Entra ASA (b)	321,352	4,445
					$2,145
Fabege AB	416,104	9,011	Textiles - 0.05%
Hongkong Land Holdings Ltd	1,371,916	9,420	Mohawk Industries Inc (a)	8,600	2,063
Mitsui Fudosan Co Ltd	683,900	16,361
New World Development Co Ltd	10,061,000	15,216	Transportation - 0.11%
Pope Resources a Delaware LP	73,271	5,089	East Japan Railway Co	37,500	3,518
SOHO China Ltd	4,838,500	2,768	Prumo Logistica SA (a)	234,020	818
		$92,666			$4,336
REITs - 9.81%			Water - 2.23%
Agree Realty Corp	67,782	3,193	American States Water Co	32,584	1,731
Alexandria Real Estate Equities Inc	124,275	15,076	American Water Works Co Inc	158,506	12,579
American Homes 4 Rent	552,829	10,609	Aqua America Inc	157,946	5,400
American Tower Corp	120,669	16,813	Beijing Enterprises Water Group Ltd (a)	4,368,000	2,828
Apartment Investment & Management Co	89,642	3,466	California Water Service Group	42,653	1,619
AvalonBay Communities Inc	73,375	11,448	Cia de Saneamento Basico do Estado de Sao	451,041	5,196
CapitaLand Commercial Trust	3,006,000	3,904	Paulo ADR
CatchMark Timber Trust Inc	406,414	5,316	Cia de Saneamento do Parana	530,140	8,712
CFE Capital S de RL de CV (a)	1,188,600	1,243
			Connecticut Water Service Inc	10,294	532
Crown Castle International Corp	138,577	15,252	Guangdong Investment Ltd	3,111,600	4,744
CubeSmart	205,698	5,515	Middlesex Water Co	14,528	515
Daiwa Office Investment Corp	491	2,840	Pennon Group PLC	1,080,017	9,029
Dexus	1,080,658	7,756	Severn Trent PLC	804,938	18,851
Digital Realty Trust Inc	70,194	7,064	SJW Group	14,405	763
EPR Properties	73,065	4,211	Suez	370,829	5,093
			United Utilities Group PLC	606,238	5,551

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Principal
Water (continued)			BONDS (continued)	Amount (000's)		Value (000's)
Veolia Environnement SA	335,814	$8,156	Media - 0.01%
York Water Co/The	11,423	321	iHeartCommunications Inc
		$91,620	0.00%, 12/15/2019 (a)		$523	$413
TOTAL COMMON STOCKS		$2,205,462
INVESTMENT COMPANIES - 1.89%	Shares Held	Value (000's)	Sovereign - 0.65%
Exchange Traded Funds - 0.35%			Canadian Government Real Return Bond
Guggenheim S&P Global Water Index ETF	146,255	4,914	4.25%, 12/01/2026	CAD	1,416	1,466
SPDR S&P Global Natural Resources ETF	192,154	9,343	Italy Buoni Poliennali Del Tesoro
		$14,257	1.25%, 10/27/2020	EUR	1,004	1,295
Money Market Funds - 1.54%			1.65%, 04/23/2020		1,875	2,414
Principal Government Money Market Fund (f)	63,430,952	63,431	2.55%, 09/15/2041		206	309
			Japanese Government CPI Linked Bond
			0.10%, 09/10/2024	JPY	1,257,155	12,390
TOTAL INVESTMENT COMPANIES		$77,688	Mexican Udibonos
	Principal		2.00%, 06/09/2022	MXN	23,562	1,168
BONDS - 8.21%	Amount (000's)	Value (000's)	4.50%, 12/04/2025		11,781	662
Federal & Federally Sponsored Credit - 2.49%			New Zealand Government Bond
Federal Farm Credit Banks			2.50%, 09/20/2040	NZD	1,099	854
1.43%, 12/18/2019 (g)	$11,000	$10,994
			2.58%, 09/20/2035		2,831	2,265
Federal Reserve Prime Loan Rate + (6.14)%			3.15%, 09/20/2030		4,394	3,767
1.52%, 09/25/2019 (g)	22,400	22,382
1 Month LIBOR + (0.21)%						$26,590

1.55%, 01/23/2019 (g)	8,500	8,503	TOTAL BONDS			$337,392
1 Month LIBOR + (0.05)%			COMMODITY INDEXED STRUCTURED	Principal
1.70%, 11/04/2019 (g)	25,000	24,990	NOTES - 0.56%	Amount (000's)		Value (000's)
3 Month Treasury Bill Index + 0.05%			Banks - 0.56%
1.71%, 08/01/2018 (g)	8,500	8,509	Royal Bank of Canada; Dow Jones - UBS
1 Month LIBOR + 0.14%			Commodity Index Linked Note
			1.38%, 03/12/2018 (b),(i)		$4,200	4,577
1.74%, 06/19/2019 (g)	11,000	11,006
			1.38%, 03/12/2018 (b),(i)		17,000	18,397
3 Month Treasury Bill Index + 0.09%
1.75%, 01/25/2019 (g)	16,000	16,012				$22,974
3 Month Treasury Bill Index + 0.10%			TOTAL COMMODITY INDEXED STRUCTURED NOTES			$22,974
		$102,396		Principal
Finance - Mortgage Loan/Banker - 5.06%			CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
Fannie Mae			Oil & Gas - 0.01%
1.58%, 03/08/2019 (g)	4,200	4,203	Vantage Drilling International
			1.00%, PIK 1.00%, 12/31/2030 (d),(i),(j)		273	273
1 Month LIBOR + 0.00%
1.65%, 02/28/2019 (g)	4,000	4,002
1 Month LIBOR + 0.00%			TOTAL CONVERTIBLE BONDS			$273
Fannie Mae Discount Notes			SENIOR FLOATING RATE INTERESTS - Principal
1.23%, 04/04/2018 (g),(h)	22,500	22,472	17.30%	Amount (000's)		Value (000's)
Federal Home Loan Banks			Advertising - 0.27%
1.50%, 06/21/2019 (g)	21,000	21,000	Advantage Sales & Marketing Inc
1 Month LIBOR + (0.18)%			5.02%, 07/23/2021 (k)		$1,985	$1,953
1.50%, 11/13/2019 (g)	10,000	9,994	US LIBOR + 3.25%
1 Month LIBOR + (0.08)%			Affinion Group Inc
1.51%, 09/20/2018 (g)	10,000	10,006	9.56%, 03/31/2022 (k)		2,729	2,827
3 Month LIBOR + (0.12)%			US LIBOR + 7.75%
1.52%, 07/19/2019 (g)	9,000	9,000	Checkout Holding Corp
1 Month LIBOR + (0.14)%			5.15%, 04/03/2021 (k)		1,671	1,313
1.53%, 12/16/2019 (g)	7,500	7,498	US LIBOR + 3.50%
1 Month LIBOR + (0.06)%			Getty Images Inc
1.54%, 06/27/2019 (g)	9,300	9,296	5.19%, 10/03/2019 (k)		3,491	3,336
1 Month LIBOR + (0.19)%			US LIBOR + 3.50%
1.54%, 01/23/2020 (g)	5,800	5,798	Red Ventures LLC
1 Month LIBOR + (0.07)%			5.65%, 10/18/2024 (k)		1,746	1,756
1.55%, 08/28/2019 (g)	12,000	11,861	US LIBOR + 4.00%
1.74%, 01/30/2020 (g)	11,000	10,999				$11,185
3 Month Treasury Bill + 0.14%			Aerospace & Defense - 0.27%
Freddie Mac			Sequa Mezzanine Holdings LLC
1.48%, 08/08/2019 (g)	39,800	39,783	6.55%, 10/28/2021 (k)		4,686	4,740
1 Month LIBOR + (0.20)%			US LIBOR + 5.00%
1.48%, 08/12/2019 (g)	30,400	30,387	10.75%, 04/28/2022 (k)		1,621	1,643
1 Month LIBOR + (0.20)%			US LIBOR + 9.00%
1.53%, 07/05/2019 (g)	5,400	5,399	TransDigm Inc
3 Month LIBOR + (0.17)%			4.41%, 06/09/2023 (k)		4,794	4,821
1.55%, 06/28/2019 (g)	3,300	3,299	US LIBOR + 2.75%
1 Month LIBOR + (0.10)%						$11,204
Freddie Mac Discount Notes			Airlines - 0.36%
1.33%, 04/04/2018 (h)	3,000	2,996	American Airlines Inc
		$207,993	3.58%, 10/10/2021 (k)		3,112	3,118
			US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Airlines (continued)			Commercial Services (continued)
American Airlines Inc (continued)			Gartner Inc
3.59%, 12/14/2023 (k)	$2,163	$2,163	3.57%, 03/21/2022 (k)	$1,222	$1,226
US LIBOR + 2.00%			US LIBOR + 2.00%
3.63%, 06/26/2020 (k)	3,865	3,872	3.57%, 03/15/2024 (k)	744	748
US LIBOR + 2.00%			US LIBOR + 2.00%
3.65%, 04/28/2023 (k)	2,475	2,475	KAR Auction Services Inc
US LIBOR + 2.00%			4.25%, 03/09/2023 (k)	772	775
Delta Air Lines Inc			US LIBOR + 2.50%
4.09%, 10/18/2018 (k)	3,013	3,024	Laureate Education Inc
US LIBOR + 2.50%			5.15%, 04/26/2024 (k)	2,321	2,334
		$14,652	US LIBOR + 3.50%
Automobile Manufacturers - 0.07%			Monitronics International Inc
FCA US LLC			7.19%, 09/30/2022 (k)	2,271	2,264
3.60%, 12/05/2018 (k)	2,897	2,902	US LIBOR + 5.50%
US LIBOR + 2.00%			PAREXEL International Corp
			4.40%, 08/09/2024 (k)	748	748
Automobile Parts & Equipment - 0.03%			US LIBOR + 2.75%
Allison Transmission Inc			Prime Security Services Borrower LLC
3.65%, 09/23/2022 (k)	1,109	1,118	4.40%, 05/02/2022 (k)	2,441	2,461
US LIBOR + 2.50%			US LIBOR + 2.75%
			Syniverse Holdings Inc
Beverages - 0.07%			0.00%, 02/09/2023 (k),(l)	5,650	5,694
Jacobs Douwe Egberts International BV			US LIBOR + 5.00%
4.06%, 07/02/2022 (k)	3,018	3,027	0.00%, 02/09/2024 (k),(l)	2,000	2,028
US LIBOR + 2.25%			US LIBOR + 9.00%
			WEX Inc
Biotechnology - 0.16%			3.90%, 06/30/2023 (k)	1,182	1,190
Concordia International Corp			US LIBOR + 2.25%
5.90%, 10/21/2021 (k)	7,478	6,680			$29,256
US LIBOR + 4.25%			Computers - 1.05%
			Conduent Business Services LLC
Building Materials - 0.11%			4.65%, 12/07/2023 (k)	2,240	2,257
Quikrete Holdings Inc			US LIBOR + 3.00%
4.39%, 11/03/2023 (k)	4,583	4,600	CSRA Inc
US LIBOR + 2.75%			3.69%, 11/30/2023 (k)	1,241	1,243
			US LIBOR + 3.00%
Chemicals - 0.10%			Dell International LLC
Duke Finance LLC			3.15%, 12/31/2018 (k)	2,358	2,358
5.94%, 02/21/2024 (k)	1,470	1,471	US LIBOR + 1.50%
US LIBOR + 4.25%			3.39%, 09/07/2021 (k)	4,942	4,936
INEOS US Finance LLC			US LIBOR + 1.75%
3.65%, 03/31/2024 (k)	240	241	3.65%, 09/07/2023 (k)	12,600	12,597
US LIBOR + 2.00%			US LIBOR + 2.00%
Minerals Technologies Inc			iQor US Inc
4.75%, 05/09/2021 (k)	1,305	1,318	6.69%, 04/01/2021 (k)	2,685	2,686
Tronox Blocked Borrower LLC			US LIBOR + 5.00%
4.69%, 09/13/2024 (k)	302	304	McAfee LLC
US LIBOR + 3.00%			6.13%, 09/30/2024 (k)	4,069	4,088
Tronox Finance LLC			US LIBOR + 4.50%
4.69%, 09/13/2024 (k)	698	702	10.15%, 09/26/2025 (k)	750	752
US LIBOR + 3.00%			US LIBOR + 8.50%
		$4,036	NeuStar Inc
Coal - 0.04%			5.42%, 03/01/2024 (k)	1,746	1,746
Peabody Energy Corp			US LIBOR + 3.75%
5.15%, 03/31/2022 (k)	1,440	1,458	Optiv Security Inc
US LIBOR + 3.50%			4.81%, 02/01/2024 (k)	1,923	1,829
			US LIBOR + 3.25%
Commercial Services - 0.71%			Peak 10 Holding Corp
Allied Universal Holdco LLC			5.19%, 07/24/2024 (k)	1,169	1,171
5.44%, 07/27/2022 (k)	1,672	1,652	US LIBOR + 3.50%
US LIBOR + 3.75%			Tempo Acquisition LLC
Camelot Finance LP			4.65%, 05/01/2024 (k)	1,990	1,994
4.89%, 10/03/2023 (k)	2,963	2,982	US LIBOR + 3.00%
US LIBOR + 3.25%			TierPoint LLC
Ceridian HCM Holding Inc			5.40%, 04/26/2024 (k)	1,174	1,175
5.15%, 09/15/2020 (k)	1,207	1,211	US LIBOR + 3.75%
US LIBOR + 3.50%			Western Digital Corp
Concentra Inc			2.87%, 04/29/2023 (k)	4,428	4,448
4.53%, 06/01/2022 (k)	3,918	3,943	US LIBOR + 2.00%
US LIBOR + 2.75%					$43,280

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Consumer Products - 0.04%			Entertainment (continued)
Spectrum Brands Inc			CEOC LLC
3.74%, 06/23/2022 (k)	$1,567	$1,572	4.15%, 04/04/2024 (k)	$2,260	$2,274
US LIBOR + 2.00%			US LIBOR + 2.50%
			Cineworld Group PLC
Cosmetics & Personal Care - 0.11%			0.00%, 02/07/2025 (k),(l)	2,500	2,496
Coty Inc			Delta 2 Lux Sarl
3.58%, 10/27/2020 (k)	1,792	1,783	4.15%, 02/01/2024 (k)	8,202	8,178
US LIBOR + 1.75%			US LIBOR + 2.50%
Revlon Consumer Products Corp			Lions Gate Entertainment Corp
5.15%, 07/21/2023 (k)	3,498	2,812	3.90%, 12/08/2023 (k)	848	852
US LIBOR + 3.50%			US LIBOR + 2.25%
		$4,595	Scientific Games International Inc
Distribution & Wholesale - 0.13%			4.45%, 08/14/2024 (k)	8,636	8,674
Univar USA Inc			US LIBOR + 2.75%
4.15%, 07/01/2024 (k)	5,248	5,273	William Morris Endeavor Entertainment LLC
US LIBOR + 2.50%			4.90%, 05/06/2021 (k)	2,569	2,585
			US LIBOR + 3.25%
Diversified Financial Services - 0.38%					$26,266
Capital Automotive LP			Environmental Control - 0.19%
4.15%, 03/21/2024 (k)	4,599	4,619	Advanced Disposal Services Inc
US LIBOR + 2.50%			3.72%, 11/10/2023 (k)	5,992	6,011
7.65%, 03/21/2025 (k)	2,669	2,711	US LIBOR + 2.25%
US LIBOR + 6.00%			Core & Main LP
Ditech Holding Corp			4.57%, 07/19/2024 (k)	1,746	1,748
7.65%, 12/11/2020 (k)	7,059	6,968	US LIBOR + 3.00%
US LIBOR + 3.75%					$7,759
Vantiv LLC			Food - 0.65%
3.59%, 08/07/2024 (k)	1,500	1,508	Albertson's LLC
US LIBOR + 2.00%			4.40%, 08/25/2021 (k)	13,196	13,012
		$15,806	US LIBOR + 2.75%
Electric - 0.65%			Chobani LLC
Calpine Corp			5.15%, 10/07/2023 (k)	2,400	2,416
4.20%, 05/05/2023 (k)	2,857	2,866	US LIBOR + 3.50%
US LIBOR + 2.50%			Moran Foods LLC
4.20%, 01/15/2024 (k)	1,605	1,608	7.65%, 12/01/2023 (k)	812	719
US LIBOR + 2.50%			US LIBOR + 6.00%
Dayton Power & Light Co/The			Pinnacle Foods Finance LLC
3.65%, 08/19/2022 (k)	2,624	2,635	3.58%, 01/30/2024 (k)	3,048	3,065
US LIBOR + 2.00%			US LIBOR + 2.00%
Dynegy Inc			US Foods Inc
4.35%, 02/07/2024 (k)	620	624	4.15%, 06/27/2023 (k)	7,608	7,664
US LIBOR + 2.75%			US LIBOR + 2.50%
Energy Future Intermediate Holding Co LLC					$26,876
4.47%, 06/28/2018 (k)	3,726	3,726	Gas - 0.00%
US LIBOR + 3.00%			Southcross Holdings Borrower LP
Vistra Operations Co LLC			4.50%, PIK 5.50%, 04/13/2023 (c),(j),(k)	36	35
3.85%, 12/14/2023 (k)	2,970	2,984
US LIBOR + 2.75%			Healthcare - Products - 0.26%
4.15%, 08/04/2023 (k)	1,814	1,824	ConvaTec Inc
US LIBOR + 2.50%			3.94%, 10/13/2023 (k)	3,122	3,134
4.15%, 08/04/2023 (k)	10,238	10,291	US LIBOR + 2.25%
US LIBOR + 2.50%			DJO Finance LLC
		$26,558	4.92%, 06/24/2020 (k)	1,706	1,689
Electronics - 0.04%			US LIBOR + 3.25%
TTM Technologies Inc			Kinetic Concepts Inc
4.15%, 09/13/2024 (k)	1,791	1,794	4.94%, 02/02/2024 (k)	2,884	2,891
US LIBOR + 2.50%			US LIBOR + 3.25%
			Onex Carestream Finance LP
Engineering & Construction - 0.10%			5.69%, 06/05/2019 (k)	2,445	2,455
Brand Industrial Services Inc			US LIBOR + 4.00%
6.00%, 06/14/2024 (k)	2,772	2,791	10.19%, 12/15/2019 (k)	565	562
US LIBOR + 4.25%			US LIBOR + 8.50%
Engility Corp					$10,731
4.93%, 08/12/2023 (k)	1,355	1,365	Healthcare - Services - 0.86%
US LIBOR + 3.25%			Air Medical Group Holdings Inc
		$4,156	0.00%, 09/26/2024 (k),(l)	2,500	2,526
Entertainment - 0.64%			US LIBOR + 4.25%
CCM Merger Inc			Ardent Legacy Acquisitions Inc
4.40%, 08/08/2021 (k)	1,199	1,207	7.15%, 08/04/2021 (k)	238	238
US LIBOR + 2.75%			US LIBOR + 5.50%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Leisure Products & Services - 0.14%
CHS/Community Health Systems Inc			Equinox Holdings Inc
4.73%, 12/13/2019 (k)	$1,934	$1,916	4.57%, 03/08/2024 (k)	$1,043	$1,049
US LIBOR + 2.75%			US LIBOR + 3.00%
4.98%, 01/14/2021 (k)	2,497	2,438	Life Time Fitness Inc
US LIBOR + 3.00%			4.73%, 06/10/2022 (k)	2,247	2,257
HCA Inc			US LIBOR + 2.75%
3.65%, 03/17/2023 (k)	4,673	4,697	Planet Fitness Holdings LLC
US LIBOR + 2.00%			4.66%, 03/31/2021 (k)	2,217	2,240
3.90%, 02/15/2024 (k)	4,954	4,989	US LIBOR + 3.50%
US LIBOR + 2.25%					$5,546
Heartland Dental LLC			Leisure Time - 0.07%
6.45%, 07/26/2023 (k)	3,045	3,099	Intrawest Resorts Holdings Inc
US LIBOR + 4.75%			4.90%, 06/28/2024 (k)	1,763	1,768
Jaguar Holding Co II			US LIBOR + 3.25%
4.42%, 08/18/2022 (k)	6,272	6,288	Sabre GLBL Inc
US LIBOR + 2.75%			0.00%, 02/22/2024 (k),(l)	977	979
MPH Acquisition Holdings LLC					$2,747
4.69%, 05/25/2023 (k)	1,817	1,825	Lodging - 0.36%
US LIBOR + 3.00%			Boyd Gaming Corp
New Millennium Holdco Inc			3.97%, 09/15/2023 (k)	2,578	2,591
8.15%, 12/21/2020 (k)	1,103	375	US LIBOR + 2.50%
US LIBOR + 6.50%			Caesars Resort Collection LLC
Quorum Health Corp			4.40%, 10/02/2024 (k)	5,000	5,031
8.40%, 04/29/2022 (k)	649	662	US LIBOR + 2.75%
US LIBOR + 6.75%			CityCenter Holdings LLC
Select Medical Corp			4.15%, 04/18/2024 (k)	3,810	3,825
5.21%, 02/13/2024 (k)	1,944	1,951	US LIBOR + 2.50%
US LIBOR + 3.50%			Hilton Worldwide Finance LLC
Syneos Health Inc			3.62%, 10/25/2023 (k)	3,304	3,321
3.85%, 06/28/2024 (k)	3,209	3,219	US LIBOR + 2.00%
US LIBOR + 2.25%					$14,768
Tennessee Merger Sub Inc			Machinery - Construction & Mining - 0.05%
4.35%, 02/06/2024 (k)	937	911	North American Lifting Holdings Inc
US LIBOR + 2.75%			6.19%, 11/26/2020 (k)	1,018	956
		$35,134	US LIBOR + 4.50%
Holding Companies - Diversified - 0.02%			Vertiv Group Corp
Travelport Finance Luxembourg Sarl			5.58%, 11/30/2023 (k)	903	907
4.59%, 09/02/2021 (k)	925	927	US LIBOR + 4.00%
US LIBOR + 2.75%					$1,863
			Machinery - Diversified - 0.45%
Household Products/Wares - 0.02%			Columbus McKinnon Corp/NY
Prestige Brands Inc			4.62%, 01/31/2024 (k)	1,755	1,760
4.40%, 01/20/2024 (k)	947	953	US LIBOR + 2.50%
US LIBOR + 2.75%			Gardner Denver Inc
			4.44%, 07/30/2024 (k)	7,289	7,310
Insurance - 0.21%			US LIBOR + 2.75%
Acrisure LLC			NN Inc
5.99%, 11/22/2023 (k)	1,489	1,512	4.90%, 03/26/2021 (k)	2,728	2,740
US LIBOR + 4.25%			US LIBOR + 3.25%
Alliant Holdings Intermediate LLC			5.40%, 10/19/2022 (k)	1,384	1,395
4.90%, 08/14/2022 (k)	2,803	2,814	US LIBOR + 3.75%
US LIBOR + 3.25%			RBS Global Inc
HUB International Ltd			3.85%, 08/21/2024 (k)	1,229	1,236
4.84%, 10/02/2020 (k)	4,136	4,151	US LIBOR + 2.25%
US LIBOR + 3.00%			Zebra Technologies Corp
		$8,477	3.75%, 10/27/2021 (k)	2,468	2,479
Internet - 0.22%			US LIBOR + 2.00%
Ancestry.com Operations Inc			Zodiac Pool Solutions LLC
4.90%, 10/19/2023 (k)	2,358	2,368	5.69%, 12/20/2023 (k)	1,733	1,733
US LIBOR + 3.25%			US LIBOR + 4.00%
TIBCO Software Inc					$18,653
5.07%, 12/04/2020 (k)	6,467	6,480	Media - 1.95%
US LIBOR + 3.50%			Altice Financing SA
		$8,848	4.47%, 07/15/2025 (k)	2,978	2,936
Investment Companies - 0.07%			US LIBOR + 2.75%
RPI Finance Trust			CBS Radio Inc
3.69%, 03/27/2023 (k)	2,952	2,967	4.62%, 03/02/2024 (k)	3,170	3,185
US LIBOR + 2.00%			US LIBOR + 2.75%
			Charter Communications Operating LLC
			3.65%, 04/13/2025 (k)	7,651	7,665
			US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Media (continued)			Oil & Gas (continued)
CSC Holdings LLC			Seadrill Operating LP
4.14%, 01/12/2026 (k)	$1,750	$1,751	4.69%, 02/12/2021 (k)	$3,612	$3,126
US LIBOR + 2.50%			US LIBOR + 6.00%
Cumulus Media Holdings Inc					$17,909
4.90%, 12/18/2020 (k)	8,056	6,918	Packaging & Containers - 0.32%
US LIBOR + 3.25%			Berry Global Inc
Gray Television Inc			3.58%, 01/19/2024 (k)	2,481	2,488
3.83%, 02/02/2024 (k)	591	594	US LIBOR + 2.00%
US LIBOR + 2.50%			CROWN Americas LLC
Houghton Mifflin Harcourt Publishers Inc			0.00%, 01/17/2025 (k),(l)	1,833	1,848
4.65%, 05/11/2021 (k)	3,145	2,955	Reynolds Group Holdings Inc
US LIBOR + 3.00%			4.39%, 02/05/2023 (k)	8,455	8,492
iHeartCommunications Inc			US LIBOR + 2.75%
0.00%, 01/22/2019 (a),(k)	24,305	19,292	SIG Combibloc PurchaseCo Sarl
US LIBOR + 6.75%			4.47%, 02/03/2022 (k)	225	225
0.00%, 07/30/2019 (a),(k)	3,386	2,687	US LIBOR + 3.00%
US LIBOR + 7.50%					$13,053
McGraw-Hill Global Education Holdings			Pharmaceuticals - 0.55%
LLC			Catalent Pharma Solutions Inc
5.65%, 05/02/2022 (k)	4,099	4,032	3.90%, 05/20/2021 (k)	4,883	4,900
US LIBOR + 4.00%			US LIBOR + 2.25%
Mediacom Illinois LLC			Change Healthcare Holdings LLC
3.73%, 02/15/2024 (k)	485	486	4.39%, 03/01/2024 (k)	9,395	9,411
US LIBOR + 2.25%			US LIBOR + 2.75%
Meredith Corp			Grifols Worldwide Operations USA Inc
4.66%, 01/17/2025 (k)	5,000	5,027	3.72%, 01/31/2025 (k)	5,955	5,976
US LIBOR + 3.00%			US LIBOR + 2.25%
Mission Broadcasting Inc			PharMerica Corp
4.07%, 01/17/2024 (k)	477	478	5.08%, 09/26/2024 (k)	2,000	2,012
US LIBOR + 2.50%			US LIBOR + 3.50%
Nexstar Broadcasting Inc			Valeant Pharmaceuticals International Inc
4.07%, 01/17/2024 (k)	3,748	3,758	5.08%, 03/11/2022 (k)	224	226
US LIBOR + 2.50%			US LIBOR + 3.50%
Nielsen Finance LLC			Vizient Inc
3.58%, 10/04/2023 (k)	2,978	2,984	4.40%, 02/13/2023 (k)	235	237
US LIBOR + 2.00%			US LIBOR + 2.75%
Tribune Media Co					$22,762
4.65%, 01/26/2024 (k)	4,553	4,554
			Pipelines - 0.07%
US LIBOR + 3.00%			BCP Renaissance Parent LLC
UPC Financing Partnership			5.77%, 09/19/2024 (k)	1,455	1,466
4.09%, 01/15/2026 (k)	5,522	5,518
			US LIBOR + 4.00%
US LIBOR + 2.50%			Traverse Midstream Partners LLC
Ziggo Secured Finance Partnership			5.85%, 09/21/2024 (k)	1,594	1,605
4.09%, 04/15/2025 (k)	5,150	5,101
			US LIBOR + 4.00%
US LIBOR + 2.50%					$3,071
		$79,921	Real Estate - 0.04%
Miscellaneous Manufacturers - 0.10%			Realogy Group LLC
Gates Global LLC			3.83%, 01/26/2025 (k)	1,492	1,499
4.44%, 04/01/2024 (k)	4,182	4,208
			US LIBOR + 2.25%
US LIBOR + 3.00%
			REITs - 0.16%
Oil & Gas - 0.44%			Uniti Group LP
BCP Raptor LLC			4.65%, 10/24/2022 (k)	6,832	6,562
5.99%, 06/22/2024 (k)	1,990	2,004
			US LIBOR + 3.00%
US LIBOR + 4.25%
California Resources Corp			Retail - 1.20%
6.34%, 11/14/2022 (k)	4,500	4,551
			1011778 BC ULC
US LIBOR + 4.75%			3.91%, 02/16/2024 (k)	9,961	9,974
11.97%, 12/31/2021 (k)	1,750	1,973
			US LIBOR + 2.25%
US LIBOR + 10.37%			Academy Ltd
Fieldwood Energy LLC			5.49%, 07/01/2022 (k)	404	322
0.00%, 09/20/2020 (a),(k)	802	152
			US LIBOR + 4.00%
US LIBOR + 7.13%			Belk Inc
4.57%, 09/28/2018 (k)	511	509	6.46%, 12/12/2022 (k)	1,187	1,026
US LIBOR + 2.88%			US LIBOR + 4.75%
8.69%, 08/31/2020 (k)	2,918	2,895
			BJ's Wholesale Club Inc
US LIBOR + 7.00%			5.08%, 01/26/2024 (k)	1,369	1,365
8.86%, 09/17/2020 (k)	3,011	2,699
			US LIBOR + 3.75%
US LIBOR + 7.13%			Dollar Tree Inc
			4.19%, 05/26/2022 (k)	4,800	4,812

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Hudson's Bay Co			Infor US Inc
4.90%, 09/30/2022 (k)	$1,352	$1,301	4.44%, 02/01/2022 (k)	$4,943	$4,947
US LIBOR + 3.25%			US LIBOR + 2.75%
IRB Holding Corp			Informatica LLC
4.83%, 01/17/2025 (k)	1,500	1,514	4.94%, 08/05/2022 (k)	1,005	1,010
US LIBOR + 3.25%			US LIBOR + 3.25%
Neiman Marcus Group Ltd LLC			Kronos Inc/MA
0.00%, 10/25/2020 (k),(l)	1,802	1,525	5.30%, 11/01/2023 (k)	1,782	1,793
US LIBOR + 3.25%			US LIBOR + 3.50%
Petco Animal Supplies Inc			LANDesk Software Group Inc
4.77%, 01/26/2023 (k)	5,475	3,799	5.90%, 01/20/2024 (k)	2,482	2,437
US LIBOR + 3.00%			US LIBOR + 4.25%
PetSmart Inc			MA FinanceCo LLC
4.57%, 03/11/2022 (k)	4,608	3,754	4.15%, 11/19/2021 (k)	841	840
US LIBOR + 3.00%			US LIBOR + 2.50%
Serta Simmons Bedding LLC			4.40%, 04/19/2024 (k)	1,032	1,034
5.22%, 10/20/2023 (k)	2,712	2,614	US LIBOR + 2.75%
US LIBOR + 3.50%			Rackspace Hosting Inc
Toys R Us - Delaware Inc			4.76%, 11/03/2023 (k)	2,799	2,805
3.87%, 04/26/2024 (k)	17,889	17,464	US LIBOR + 3.00%
US LIBOR + 6.75%			RP Crown Parent LLC
		$49,470	4.65%, 10/12/2023 (k)	2,970	2,990
Semiconductors - 0.19%			US LIBOR + 3.00%
Bright Bidco BV			Seattle SpinCo Inc
5.07%, 06/30/2024 (k)	1,712	1,738	4.40%, 04/19/2024 (k)	6,968	6,981
US LIBOR + 3.50%			US LIBOR + 2.75%
Cavium Inc			Sophia LP
3.82%, 08/16/2022 (k)	3,047	3,051	4.94%, 09/30/2022 (k)	4,886	4,891
US LIBOR + 2.25%			US LIBOR + 3.25%
Microsemi Corp			SS&C Technologies Inc
3.74%, 01/13/2023 (k)	1,215	1,217	0.00%, 02/28/2025 (k),(l)	1,536	1,544
US LIBOR + 2.00%			0.00%, 02/28/2025 (k),(l)	5,843	5,872
ON Semiconductor Corp			Veritas US Inc
3.65%, 03/31/2023 (k)	1,591	1,598	6.19%, 01/27/2023 (k)	5,353	5,322
US LIBOR + 2.00%			US LIBOR + 4.50%
		$7,604			$76,196
Shipbuilding - 0.01%			Telecommunications - 1.21%
Drillship Kithira Owners Inc			Avaya Inc
8.00%, 09/24/2020 (k)	283	294	6.34%, 11/08/2024 (k)	5,600	5,628
			US LIBOR + 4.75%
Software - 1.86%			CenturyLink Inc
Almonde Inc			4.32%, 06/20/2022 (k)	1,500	1,495
9.23%, 04/28/2025 (k)	200	198	US LIBOR + 2.75%
US LIBOR + 7.25%			4.32%, 01/31/2025 (k)	5,898	5,793
Blackboard Inc			US LIBOR + 2.75%
6.73%, 06/30/2021 (k)	2,302	2,229	CommScope Inc
US LIBOR + 5.00%			3.65%, 12/29/2022 (k)	440	442
BMC Software Finance Inc			US LIBOR + 2.00%
4.90%, 09/10/2022 (k)	6,411	6,427	Cyxtera DC Holdings Inc
US LIBOR + 3.25%			4.78%, 03/15/2024 (k)	1,919	1,928
Cengage Learning Inc			US LIBOR + 3.00%
5.84%, 06/07/2023 (k)	6,832	6,270	9.03%, 03/14/2025 (k)	691	695
US LIBOR + 4.25%			US LIBOR + 7.25%
Compuware Corp			Frontier Communications Corp
5.15%, 12/15/2021 (k)	6,478	6,556	5.40%, 05/31/2024 (k)	3,087	3,036
US LIBOR + 3.50%			US LIBOR + 3.75%
Digicert Holdings Inc			Intelsat Jackson Holdings SA
6.52%, 09/20/2024 (k)	1,500	1,516	5.71%, 11/30/2023 (k)	9,926	9,850
US LIBOR + 4.75%			US LIBOR + 3.75%
DTI Holdco Inc			6.46%, 01/15/2024 (k)	1,828	1,861
7.02%, 09/30/2023 (k)	1,679	1,690	US LIBOR + 4.50%
US LIBOR + 5.25%			6.63%, 01/15/2024 (k)	2,925	2,934
Evergreen Skills Lux Sarl			Maxar Technologies Ltd
6.33%, 04/23/2021 (k)	5,569	5,389	4.33%, 07/05/2024 (k)	3,250	3,261
US LIBOR + 4.75%			US LIBOR + 2.75%
9.83%, 04/28/2022 (k)	804	710	Sprint Communications Inc
US LIBOR + 8.25%			4.18%, 01/31/2024 (k)	9,925	9,928
First Data Corp			US LIBOR + 2.50%
3.87%, 07/08/2022 (k)	2,741	2,745	West Corp
US LIBOR + 2.25%			5.65%, 10/10/2024 (k)	1,514	1,526
			US LIBOR + 4.00%

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
Telecommunications (continued)			U.S. Treasury Inflation-Indexed Obligations (continued)
Windstream Services LLC				0.63%, 01/15/2024	$18,564	$18,611
5.59%, 03/29/2021 (k)	$1,327	$1,251		0.63%, 01/15/2026	13,193	13,119
US LIBOR + 4.00%				0.75%, 02/15/2042	15,646	14,959
		$49,628		0.75%, 02/15/2045	15,062	14,225
Transportation - 0.13%				0.88%, 02/15/2047	7,174	6,968
CEVA Group PLC				1.00%, 02/15/2046	5,115	5,132
6.50%, 03/19/2021 (k)	371	365		1.00%, 02/15/2048	7,225	7,250
US LIBOR + 5.50%				1.13%, 01/15/2021	12,876	13,177
7.27%, 03/12/2021 (k)	520	510		1.25%, 07/15/2020	9,688	9,962
US LIBOR + 5.50%				1.38%, 02/15/2044	7,822	8,534
7.27%, 03/19/2021 (k)	65	64		1.75%, 01/15/2028	6,377	6,980
US LIBOR + 5.50%				2.00%, 01/15/2026	7,509	8,257
CEVA Intercompany BV				2.13%, 02/15/2040	5,625	6,995
7.27%, 03/19/2021 (k)	377	370		2.13%, 02/15/2041	3,874	4,843
US LIBOR + 5.50%				2.38%, 01/15/2025	5,464	6,101
Commercial Barge Line Co				2.38%, 01/15/2027	6,591	7,521
10.40%, 11/12/2020 (k)	913	533		2.50%, 01/15/2029	6,686	7,891
US LIBOR + 8.75%				3.38%, 04/15/2032	4,918	6,586
HGIM Corp				3.63%, 04/15/2028	6,232	7,965
0.00%, 06/18/2018 (k),(l)	256	112		3.88%, 04/15/2029	6,131	8,134
US LIBOR + 4.25%						$461,067
0.00%, 06/18/2018 (k),(l)	1,852	820	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
US LIBOR + 3.00%			OBLIGATIONS			$723,100
0.00%, 06/18/2020 (a),(k)	2,396	982	TOTAL PURCHASED OPTIONS - 0.00%			$65
US LIBOR + 4.50%			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
XPO Logistics Inc			0.03%			$1,248
3.96%, 02/14/2025 (k)	1,644	1,648	Total Investments			$4,078,530
US LIBOR + 2.00%			Other Assets and Liabilities - 0.70%			$28,576
		$5,404	TOTAL NET ASSETS - 100.00%			$4,107,106
Trucking & Leasing - 0.17%
Avolon TLB Borrower 1 US LLC
3.84%, 04/03/2022 (k)	7,056	7,045	(a)	Non-income producing security
US LIBOR + 2.25%			(b)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
TOTAL SENIOR FLOATING RATE INTERESTS		$710,328		registration, normally to qualified institutional buyers. At the end of the
U.S. GOVERNMENT & GOVERNMENT	Principal			period, the value of these securities totaled $65,307 or 1.59% of net assets.
AGENCY OBLIGATIONS - 17.60%	Amount (000's)	Value (000's)	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
U.S. Treasury - 3.15%				information.
1.65%, 01/31/2020 (g)	$15,000	$14,995	(d)	Fair value of these investments is determined in good faith by the Manager
3 Month Treasury Bill Index + 0.00%				under procedures established and periodically reviewed by the Board of
1.70%, 10/31/2019 (g)	28,400	28,420		Directors. Certain inputs used in the valuation may be unobservable;
3 Month Treasury Bill Index + 0.10%				however, each security is evaluated individually for purposes of ASC 820
1.71%, 07/31/2019 (g),(m)	35,000	35,042		which results in not all securities being identified as Level 3 of the fair
3 Month Treasury Bill Index + 0.06%				value hierarchy. At the end of the period, the fair value of these securities
1.72%, 04/30/2019 (g),(n)	13,000	13,014		totaled $1,043 or 0.00% of net assets.
3 Month Treasury Bill Index + 0.14%			(e)	The value of these investments was determined using significant
1.79%, 01/31/2019 (g)	38,000	38,062		unobservable inputs.
3 Month Treasury Bill Index + 0.14%			(f)	Affiliated Security. Security is either an affiliate (and registered under the
		$129,533		Investment Company Act of 1940) or an affiliate as defined by the
U.S. Treasury Bill - 3.23%				Investment Company Act of 1940 (the Fund controls 5.0% or more of the
1.27%, 03/15/2018 (g),(h)	64,000	63,968		outstanding voting shares of the security). Please see affiliated sub-
1.29%, 04/12/2018 (h)	42,500	42,424		schedule for transactional information.
1.41%, 03/01/2018 (h)	3,200	3,200	(g)	All or a portion of this security is owned by the DRA Cayman Corporation,
1.57%, 05/17/2018 (h)	20,000	19,933		which is a 100% owned subsidiary of the fund.
1.76%, 08/16/2018 (h)	3,000	2,975	(h)	Rate shown is the discount rate of the original purchase.
		$132,500	(i)	Certain variable rate securities are not based on a published reference
U.S. Treasury Inflation-Indexed Obligations - 11.23%				rate and spread but are determined by the issuer or agent and are based
0.13%, 04/15/2020	12,026	11,987		on current market conditions. These securities do not indicate a reference
0.13%, 04/15/2021	13,277	13,154		rate and spread in their description.
0.13%, 01/15/2022	24,728	24,427	(j)	Payment in kind; the issuer has the option of paying additional securities
0.13%, 04/15/2022	23,583	23,211		in lieu of cash.
0.13%, 07/15/2022	13,597	13,441	(k)	Rate information disclosed is based on an average weighted rate as of
0.13%, 01/15/2023	23,437	22,998		February 28, 2018.
0.13%, 07/15/2024	24,496	23,835	(l)	This Senior Floating Rate Note will settle after February 28, 2018, at
0.13%, 07/15/2026	19,969	19,068		which time the interest rate will be determined.
0.25%, 01/15/2025	21,707	21,124	(m)	Security or a portion of the security was pledged to cover margin
0.38%, 07/15/2023	15,902	15,817		requirements for futures contracts. At the end of the period, the value of
0.38%, 07/15/2025	18,622	18,283		these securities totaled $23,028 or 0.56% of net assets.
0.38%, 01/15/2027	18,640	18,054	(n)	Security or a portion of the security was pledged to cover margin
0.38%, 07/15/2027	5,734	5,558		requirements for swap and/or swaption contracts. At the end of the period,
0.50%, 01/15/2028	24,246	23,672		the value of these securities totaled $5,303 or 0.13% of net assets.
0.63%, 07/15/2021	22,966	23,228

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

	Portfolio Summary (unaudited)
Sector				Percent
Government				25.80%
Energy				15.00%
Financial				13.49%
Basic Materials				11.68%
Industrial				7.23%
Utilities				6.85%
Consumer, Non-cyclical				5.90%
Consumer, Cyclical				4.26%
Communications				3.71%
Technology				3.36%
Investment Companies				1.89%
Diversified				0.10%
Purchased Interest Rate Swaptions				0.03%
Purchased Options				0.00%
Other Assets and Liabilities				0.70%
TOTAL NET ASSETS				100.00%

Affiliated Securities		August 31, 2017				Purchases		Sales		February 28, 2018
				Value			Cost	Proceeds			Value
Principal Government Money Market Fund				$—			$600,930	$537,499			$63,431
				$—			$600,930	$537,499			$63,431

				Realized Gain/Loss						Realized Gain from	Change in Unrealized
		Income		on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund			$253	$		—	$			—	$—
			$253	$		—	$			—	$—
Amounts in thousands

Restricted Securities

Security Name				Acquisition Date				Cost		Value	Percent of Net Assets
Cengage Learning Holdings II Inc				03/31/2014				$376		$74	0.00%
Gymboree Corp/The				08/18/2017				223		348	0.01%
Millennium Health LLC				03/15/2016				—		—	0.00%
Millennium Health LLC				03/15/2016				—		—	0.00%
Millennium Health LLC				12/21/2015				206		1	0.00%
Southcross Holdings Borrower LP			04/29/2016-12/29/2017					34		35	0.00%
Southcross Holdings Borrower LP				04/29/2016				6		12	0.00%
Total										$470	0.01%

Amounts in thousands.

Options

Purchased Options		Contracts/	Notional					Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount			Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Put - EUR versus SEK	JP Morgan Chase	1	EUR	40,300	EUR	9.90	03/16/2018	$629		$11	$(618)
Put - GBP versus USD Barclays Bank PLC		1	GBP	3,480	GBP	1.35	07/24/2018	33		54	21
Total								$662		$65	$(597)

Written Options		Contracts/	Notional					Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount			Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - GBP versus USD	Barclays Bank PLC	1	GBP	3,480	GBP	1.47	07/24/2018	$(37	) $	(21)	$16
Put - EUR versus SEK	JP Morgan Chase	1	EUR	60,700	EUR	9.70	03/16/2018	(376)		(1)	375
Total								$(413	) $	(22)	$391

Amounts in thousands except contracts/shares.

Interest Rate Swaptions

			Pay/
			Receive
Purchased Swaptions	Floating Rate		Floating	Notional		Exercise	Expiration	Upfront		Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount		Rate	Date	Payments/(Receipts)		Value	Appreciation/(Depreciation)
Put - 10 Year	Barclays Bank PLC	6 Month	Receive	JPY 1,517,095		1.10%	06/30/2022	$206		$124	$(82)
Interest Rate Swap		LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Receive	$13,810		2.95%	08/23/2022	631		713	82
Interest Rate Swap		LIBOR
Put - 30 Year	Barclays Bank PLC	3 Month	Receive	335		2.68%	01/13/2021	31		40	9
Interest Rate Swap		LIBOR

See accompanying notes.

			Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

Interest Rate Swaptions (continued)

			Pay/
			Receive
Purchased Swaptions		Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 30 Year	Deutsche Bank AG	3 Month	Receive $	3,265	3.54%	06/18/2019	$63	$72	$9
Interest Rate Swap		LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	1,020	2.68%	01/13/2021	136	120	(16)
Interest Rate Swap		LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	3,285	3.04%	06/18/2019	137	179	42
Interest Rate Swap		LIBOR
Total							$1,204	$1,248	$44

			Pay/
			Receive
Written Swaptions		Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	$71,800	2.40%	02/25/2020	$(219)	$(247)	$(28)
Rate Swap		LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	19,390	2.65%	08/23/2018	(247)	(607)	(360)
Interest Rate Swap		LIBOR
Put - 10 Year	Deutsche Bank AG	Euribor 6	Pay	EUR 8,390	1.65%	02/22/2019	(96)	(82)	14
Interest Rate Swap		Month
Put - 2 Year Interest Deutsche Bank AG		3 Month	Pay	$71,800	3.40%	02/25/2020	(273)	(267)	6
Rate Swap		LIBOR
Total							$(835)	$(1,203)	$(368)

Amounts in thousands.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2018			Long	195		$47,517	$		(111)
90 Day Eurodollar; December 2019			Short	195		47,361			131
90 Day Short Sterling; December 2019			Short	138		23,432			27
Brent Crude; December 2018(a)			Long	425		26,490			1,504
Brent Crude; May 2018(a)			Short	759		49,130			1,976
Canada 10 Year Bond; June 2018			Short	44		4,515			—
Cocoa; May 2018 (a)			Long	627		13,907			584
Coffee 'C'; May 2018(a)			Long	26		1,190			(4)
Copper; May 2018(a)			Long	181		14,175			(130)
Corn; May 2018(a)			Long	1,440		27,504			686
Cotton No.2; May 2018(a)			Long	215		8,915			8
Euro Bund 10 Year Bund; March 2018			Short	49		9,531			(49)
Euro-Bobl 5 Year; March 2018			Long	98		15,667			29
Euro-BTP; March 2018			Long	26		4,341			38
Feeder Cattle; March 2018(a)			Long	190		13,751			(60)
Feeder Cattle; May 2018(a)			Long	99		7,353			(22)
Gasoline RBOB; May 2018 (a)			Long	318		25,901			3
Gold 100 oz; April 2018(a)			Long	57		7,512			(193)
Japan 10 Year Bond TSE; March 2018			Short	9		12,731			(1)
KC HRW Wheat; May 2018 (a)			Short	588		15,354			(1,103)
Lean Hogs; April 2018(a)			Short	321		8,632			577
Live Cattle; April 2018(a)			Long	366		18,048			96
Live Cattle; June 2018(a)			Long	149		6,890			(83)
LME Lead; March 2018(a)			Short	—		—			427
LME Lead; May 2018(a)			Short	272		17,000			490
LME Nickel; December 2018(a)			Long	55		4,589			325
LME Nickel; June 2018(a)			Long	102		8,449			831
LME Nickel; March 2018 (a)			Short	—		—			(914)
LME PRI Alum; December 2018(a)			Long	295		15,860			(169)
LME PRI Alum; June 2018(a)			Long	161		8,591			(160)
LME PRI Alum; March 2018(a)			Short	—		—			603
LME Zinc; December 2018(a)			Long	225		19,184			(241)
LME Zinc; June 2018(a)			Short	—		—			791
LME Zinc; March 2018(a)			Short	—		—			(209)
Low Sulphur Gasoline; May 2018 (a)			Long	461		26,657			(342)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)

Natural Gas; May 2018(a)		Long	5	$135	$		—
NY Harb ULSD; May 2018(a)		Long	363	29,044			(7)
Palladium; June 2018(a)		Short	44	4,565			(22)
Platinum; April 2018 (a)		Long	168	8,300			617
Short Term Euro-BTP; March 2018		Short	22	3,042			—
Silver; July 2018(a)		Short	24	1,980			8
Soybean Meal; May 2018(a)		Long	549	21,669			2,138
Soybean Oil; May 2018(a)		Long	1,510	29,200			(371)
Soybean; May 2018(a)		Short	28	1,478			(10)
Sugar #11; May 2018(a)		Short	516	7,733			15
UK 10 Year Gilt; June 2018		Long	70	11,668			(2)
US 10 Year Ultra Note; June 2018		Short	10	1,281			(1)
US 5 Year Note; June 2018		Long	150	17,089			(33)
US Ultra Bond; June 2018		Short	104	16,211			(68)
Wheat; May 2018 (a)		Long	313	7,747			414
WTI Crude; April 2018 (a)		Long	591	36,429			(1,177)
WTI Crude; December 2018(a)		Long	1,164	67,687			3,066
WTI Crude; May 2018(a)		Short	1,127	69,277			419
Total					$		10,321

Amounts in thousands except contracts.

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	04/26/2018	AUD	40,870,000	$32,735	$31,737	$—	$(998)
Barclays Bank PLC	04/26/2018	CAD	9,538,338	7,612	7,442	—	(170)
Barclays Bank PLC	04/26/2018	CHF	12,746,395	13,671	13,568	53	(156)
Barclays Bank PLC	04/26/2018	EUR	28,243,000	35,050	34,597	—	(453)
Barclays Bank PLC	04/26/2018	GBP	6,592,515	9,158	9,098	30	(90)
Barclays Bank PLC	04/26/2018	JPY	6,272,764,653	57,564	59,032	1,468	—
Barclays Bank PLC	04/26/2018	KRW	3,390,812,100	3,177	3,130	—	(47)
Barclays Bank PLC	04/26/2018	MXN	92,421,242	4,766	4,860	102	(8)
Barclays Bank PLC	04/26/2018	NOK	25,052,755	3,157	3,179	27	(5)
Barclays Bank PLC	04/26/2018	NZD	18,456,720	13,537	13,302	—	(235)
Barclays Bank PLC	04/26/2018	SEK	155,647,998	19,506	18,871	—	(635)
Barclays Bank PLC	04/26/2018	TWD	144,700,000	5,000	4,960	—	(40)
Deutsche Bank AG	04/26/2018	AUD	1,593,000	1,249	1,237	—	(12)
Deutsche Bank AG	04/26/2018	BRL	5,176,323	1,583	1,585	2	—
Deutsche Bank AG	04/26/2018	CAD	10,107,401	8,076	7,887	—	(189)
Deutsche Bank AG	04/26/2018	CHF	16,848,244	18,113	17,934	—	(179)
Deutsche Bank AG	04/26/2018	CLP	959,390,800	1,573	1,612	39	—
Deutsche Bank AG	04/26/2018	COP	4,648,790,000	1,609	1,620	11	—
Deutsche Bank AG	04/26/2018	EUR	4,233,000	5,225	5,185	—	(40)
Deutsche Bank AG	04/26/2018	IDR	21,593,360,000	1,607	1,560	—	(47)
Deutsche Bank AG	04/26/2018	INR	102,484,816	1,592	1,559	—	(33)
Deutsche Bank AG	04/26/2018	JPY	3,203,423,505	29,391	30,147	756	—
Deutsche Bank AG	04/26/2018	NZD	14,359,000	10,401	10,348	—	(53)
Deutsche Bank AG	04/26/2018	PLN	13,468,059	3,972	3,942	—	(30)
Deutsche Bank AG	04/26/2018	RUB	403,794,865	7,015	7,132	117	—
Deutsche Bank AG	04/26/2018	TRY	26,975,918	6,876	6,981	105	—
Deutsche Bank AG	04/26/2018	ZAR	93,100,656	7,347	7,836	489	—
Goldman Sachs & Co	04/04/2018	MXN	47,980,165	2,426	2,532	106	—
JPMorgan Chase	04/26/2018	AUD	12,655,000	10,040	9,827	—	(213)
JPMorgan Chase	04/26/2018	BRL	18,069,090	5,564	5,534	—	(30)
JPMorgan Chase	04/26/2018	CAD	27,822,299	22,434	21,709	—	(725)
JPMorgan Chase	04/26/2018	CHF	13,863,714	14,774	14,758	54	(70)
JPMorgan Chase	04/26/2018	EUR	63,622,000	78,828	77,936	82	(974)
JPMorgan Chase	04/26/2018	GBP	6,115,000	8,539	8,439	—	(100)
JPMorgan Chase	04/26/2018	INR	359,139,840	5,556	5,462	—	(94)
JPMorgan Chase	04/26/2018	JPY	9,309,786,194	85,234	87,613	2,388	(9)
JPMorgan Chase	04/26/2018	KRW	1,701,684,920	1,588	1,571	—	(17)
JPMorgan Chase	04/26/2018	MXN	298,427,510	15,707	15,693	104	(118)
JPMorgan Chase	04/26/2018	NOK	83,642,578	10,436	10,615	179	—
JPMorgan Chase	04/26/2018	NZD	7,640,000	5,593	5,506	—	(87)
JPMorgan Chase	04/26/2018	SEK	120,601,869	14,938	14,622	—	(316)
JPMorgan Chase	04/26/2018	SGD	3,781,430	2,851	2,859	12	(4)
JPMorgan Chase	04/26/2018	TRY	21,517,931	5,552	5,569	17	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
JPMorgan Chase	04/26/2018	TWD	91,882,017	$3,177	$3,149	$—	$(28)
National Australia Bank	03/05/2018	GBP	1,439,470	2,029	1,982	—	(47)
Royal Bank of Scotland PLC	03/05/2018	EUR	48,000	60	59	—	(1)
Royal Bank of Scotland PLC	03/05/2018	NZD	3,236,480	2,366	2,334	—	(32)
Royal Bank of Scotland PLC	04/04/2018	CAD	3,030,000	2,418	2,363	—	(55)
UBS AG	03/05/2018	EUR	80,000	99	97	—	(2)
Total						$6,141	$(6,342)
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Australia and New Zealand Banking	03/05/2018	GBP	1,084,000	$1,515	$1,493	$22	$—
Group
Australia and New Zealand Banking	03/05/2018	NZD	11,749,000	8,703	8,473	230	—
Group
Bank of America NA	03/05/2018	EUR	10,000	12	12	—	—
Bank of America NA	04/04/2018	EUR	3,103,000	3,803	3,795	8	—
Barclays Bank PLC	03/05/2018	GBP	91,000	129	125	4	—
Barclays Bank PLC	03/05/2018	JPY	671,522,000	6,155	6,295	—	(140)
Barclays Bank PLC	04/26/2018	AUD	34,204,000	27,277	26,562	715	—
Barclays Bank PLC	04/26/2018	BRL	18,172,456	5,686	5,566	120	—
Barclays Bank PLC	04/26/2018	CAD	22,530,866	18,060	17,580	480	—
Barclays Bank PLC	04/26/2018	CHF	5,957,099	6,309	6,342	39	(72)
Barclays Bank PLC	04/26/2018	EUR	17,831,000	22,019	21,843	228	(52)
Barclays Bank PLC	04/26/2018	GBP	4,023,000	5,703	5,552	151	—
Barclays Bank PLC	04/26/2018	HKD	28,363,014	3,632	3,630	2	—
Barclays Bank PLC	04/26/2018	IDR	21,290,336,000	1,552	1,538	14	—
Barclays Bank PLC	04/26/2018	JPY	4,000,311,221	36,763	37,645	22	(904)
Barclays Bank PLC	04/26/2018	KRW	4,789,037,500	4,375	4,420	—	(45)
Barclays Bank PLC	04/26/2018	MXN	194,636,890	10,164	10,236	—	(72)
Barclays Bank PLC	04/26/2018	NOK	9,843,064	1,257	1,249	8	—
Barclays Bank PLC	04/26/2018	NZD	24,899,052	18,143	17,944	207	(8)
Barclays Bank PLC	04/26/2018	SEK	144,370,398	18,156	17,504	652	—
Barclays Bank PLC	04/26/2018	TWD	36,512,500	1,251	1,252	—	(1)
Deutsche Bank AG	04/26/2018	AUD	6,028,768	4,726	4,682	44	—
Deutsche Bank AG	04/26/2018	CAD	4,887,546	3,972	3,814	158	—
Deutsche Bank AG	04/26/2018	CHF	930,487	1,000	990	10	—
Deutsche Bank AG	04/26/2018	EUR	48,187,426	58,703	59,028	274	(599)
Deutsche Bank AG	04/26/2018	GBP	8,153,273	11,118	11,252	3	(137)
Deutsche Bank AG	04/26/2018	HKD	69,215,234	8,869	8,859	10	—
Deutsche Bank AG	04/26/2018	INR	454,198,020	6,978	6,907	71	—
Deutsche Bank AG	04/26/2018	JPY	2,907,966,565	26,290	27,366	—	(1,076)
Deutsche Bank AG	04/26/2018	KRW	3,474,766,680	3,266	3,207	59	—
Deutsche Bank AG	04/26/2018	NZD	1,703,049	1,249	1,227	22	—
Deutsche Bank AG	04/26/2018	RUB	426,527,240	7,312	7,533	—	(221)
Deutsche Bank AG	04/26/2018	SEK	10,026,742	1,244	1,216	28	—
Deutsche Bank AG	04/26/2018	TRY	27,911,785	7,169	7,224	—	(55)
Deutsche Bank AG	04/26/2018	TWD	134,102,720	4,560	4,597	—	(37)
Deutsche Bank AG	04/26/2018	ZAR	93,061,536	7,633	7,832	—	(199)
Goldman Sachs & Co	04/04/2018	CAD	3,030,000	2,425	2,363	62	—
HSBC Securities Inc	03/05/2018	EUR	3,235,000	4,029	3,948	81	—
HSBC Securities Inc	03/05/2018	JPY	671,522,000	6,189	6,295	—	(106)
HSBC Securities Inc	04/04/2018	JPY	1,345,050,000	12,578	12,640	—	(62)
JPMorgan Chase	04/26/2018	AUD	21,427,000	16,885	16,640	256	(11)
JPMorgan Chase	04/26/2018	BRL	5,094,320	1,540	1,560	—	(20)
JPMorgan Chase	04/26/2018	CAD	9,744,270	7,807	7,603	204	—
JPMorgan Chase	04/26/2018	CHF	25,847,756	27,398	27,514	172	(288)
JPMorgan Chase	04/26/2018	CLP	958,834,250	1,595	1,611	—	(16)
JPMorgan Chase	04/26/2018	COP	4,685,384,000	1,629	1,633	—	(4)
JPMorgan Chase	04/26/2018	EUR	36,225,000	44,785	44,375	410	—
JPMorgan Chase	04/26/2018	GBP	3,640,000	5,064	5,023	41	—
JPMorgan Chase	04/26/2018	JPY	7,632,546,637	69,818	71,828	—	(2,010)
JPMorgan Chase	04/26/2018	KRW	1,717,179,600	1,578	1,585	—	(7)
JPMorgan Chase	04/26/2018	MXN	228,692,113	11,864	12,027	22	(185)
JPMorgan Chase	04/26/2018	NOK	79,046,920	10,070	10,032	59	(21)
JPMorgan Chase	04/26/2018	NZD	38,822,878	28,279	27,979	337	(37)
JPMorgan Chase	04/26/2018	PLN	13,410,742	4,006	3,926	80	—
JPMorgan Chase	04/26/2018	SEK	93,243,560	11,659	11,305	354	—
JPMorgan Chase	04/26/2018	SGD	2,141,696	1,618	1,619	—	(1)
JPMorgan Chase	04/26/2018	TRY	20,769,913	5,306	5,375	—	(69)
JPMorgan Chase	04/26/2018	TWD	93,544,430	3,178	3,206	—	(28)
National Australia Bank	03/05/2018	NZD	1,202,810	878	867	11	—
Nomura Securities	03/05/2018	GBP	63,000	88	87	1	—
Nomura Securities	03/05/2018	JPY	2,000,000	19	19	—	—

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

										Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Contracts to Deliver			In Exchange For		Fair Value	Asset	Liability
Nomura Securities		04/04/2018		CAD	1,863,000			$1,458	$1,453	$5		$—
Royal Bank of Scotland PLC		03/05/2018		GBP	42,552			60	59	1		—
Royal Bank of Scotland PLC		04/04/2018		MXN	47,453,436			2,418	2,504	—		(86)
Toronton Dominion Bank		03/05/2018		CAD	1,888,000			1,537	1,471	66		—
Westpac Banking Corp		04/04/2018		NZD	9,716,000			7,010	7,003	7		—
Total										$5,750	$(6,569)

Amounts in thousands except contracts.

Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment			Notional		Unrealized	Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	09/13/2018		$12,807		$451	$—	$451	$—
PLC	Consumers
	NAS(CPURNSA)
Barclays Bank	US CPI Urban	Receive	2.07%	Annual	03/10/2018		7,960		460	—	460	—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank	Eurostat Eurozone	Pay	1.97%	Annual	03/15/2047	EUR	995		(2)	—	—	(2)
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank	Eurostat Eurozone	Receive	1.47%	Annual	03/15/2027		995		22	—	22	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Total							$		931	$—	$933	$(2)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment			Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount		Appreciation/(Depreciation)	Payments/(Receipts)		Fair Value
3 Month LIBOR		Pay	1.88% Semiannual		11/15/2019		$13,435		$(131)	$1		$(130)
3 Month LIBOR		Receive	2.17% Quarterly		08/24/2027		700		43	—		43
3 Month LIBOR		Pay	1.94% Semiannual		11/24/2019		13,435		(123)	—		(123)
3 Month LIBOR		Pay	1.73% Semiannual		08/31/2046		910		(77)	(154)		(231)
6 Month GBP LIBOR		Receive	1.45% Semiannual		01/24/2028	GBP	3,915		73	(4)		69
6 Month GBP LIBOR		Receive	1.57% Semiannual		01/23/2048		2,895		88	(1)		87
6 Month GBP LIBOR		Receive	1.52% Semiannual		01/10/2048		1,465		71	(2)		69
6 Month JPY LIBOR		Receive	0.27% Semiannual		11/08/2027	JPY	298,780		11	1		12
6 Month JPY LIBOR		Pay	0.09% Semiannual		11/08/2022		624,725		(7)	(1)		(8)
6 Month JPY LIBOR		Receive	0.35% Semiannual		01/11/2028		289,555		(7)	1		(6)
6 Month JPY LIBOR		Pay	0.09% Semiannual		11/08/2022		624,725		(8)	—		(8)
6 Month JPY LIBOR		Pay	0.15% Semiannual		01/30/2023		1,183,300		8	—		8
6 Month JPY LIBOR		Receive	1.01% Semiannual		01/30/2048		204,610		(55)	(1)		(56)
Euribor 6 Month		Receive	1.52% Semiannual		01/05/2048	EUR	840		23	—		23
Euribor 6 Month		Receive	0.95% Semiannual		01/15/2028		2,220		32	—		32
Euribor 6 Month		Receive	1.49% Semiannual		01/08/2048		840		29	1		30
Euribor 6 Month		Receive	0.95% Semiannual		01/15/2028		2,220		32	(1)		31
Eurostat Eurozone HICP Ex Tobacco		Pay	1.83%	Annual	05/15/2047		1,370		(50)	(2)		(52)
Unrevised Series NSA
Eurostat Eurozone HICP Ex Tobacco		Receive	1.30%	Annual	09/29/2022		4,075		26	2		28
Unrevised Series NSA
HICP Ex Food and Energy		Pay	1.59%	Annual	01/15/2028		3,770		7	—		7
HICP Ex Food and Energy		Pay	2.00%	Annual	02/15/2048		1,610		33	—		33
HICP Ex Food and Energy		Pay	1.57%	Annual	02/15/2028		2,795		3	—		3
HICP Ex Food and Energy		Pay	1.97%	Annual	01/15/2048		590		5	—		5
HICP Ex Food and Energy		Receive	1.26%	Annual	08/15/2022		4,095		34	2		36
HICP Ex Food and Energy		Pay	1.99%	Annual	01/15/2048		590		9	—		9
NZFM New Zealand Bank Bill 3		Receive	3.06% Quarterly		09/08/2027	NZD	4,239		39	(1)		38
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.07% Quarterly		09/08/2027		2,088		18	(1)		17
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.07% Quarterly		09/08/2027		2,109		18	(1)		17
Month FRA
UK RPI All Items NSA		Pay	3.51%	Annual	01/15/2048	GBP	625		8	—		8

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive
		Floating	Fixed	Payment			Notional	Unrealized	Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)		Payments/(Receipts)		Fair Value
UK RPI All Items NSA		Pay	3.60%	Annual	11/15/2042	GBP	2,795	$98		$3		$101
UK RPI All Items NSA		Pay	3.41%	Annual	02/15/2028		2,840	(7)		29		22
UK RPI All Items NSA		Pay	3.52%	Annual	02/15/2027		3,130	50		3		53
UK RPI All Items NSA		Pay	3.62%	Annual	02/15/2047		330	27		2		29
UK RPI All Items NSA		Receive	3.55%	Annual	11/15/2047		2,795	(110)		(4)		(114)
UK RPI All Items NSA		Pay	3.21%	Annual	02/15/2023		18,910	(39)		(5)		(44)
UK RPI All Items NSA		Pay	3.41%	Annual	01/15/2028		5,135	(4)		1		(3)
UK RPI All Items NSA		Pay	3.55%	Annual	11/15/2032		4,640	76		2		78
UK RPI All Items NSA		Receive	3.33%	Annual	01/15/2023		5,135	1		—		1
UK RPI All Items NSA		Pay	3.51%	Annual	02/15/2048		10	(4)		4		—
UK RPI All Items NSA		Receive	3.46%	Annual	11/15/2027		4,640	(40)		(1)		(41)
US CPI Urban Consumers		Receive	2.11%	Annual	11/09/2019		$24,530	87		—		87
NAS(CPURNSA)
US CPI Urban Consumers		Pay	1.92%	Annual	04/01/2018		11,915	(19)		—		(19)
NAS(CPURNSA)
Total								$268		$(127)		$141

Amounts in thousands.

Total Return Swaps

			Pay/Receive							Value and Unrealized
			Positive			Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Reference Entity	Contracts	Return		Financing Rate	Frequency	Date	Amount	Payments/(Receipts)		Asset	Liability
Bank of America	Bloomberg	536,743	Receive	3 Month US Monthly			03/22/2018	$96,921	$—		$—	$(136)
NA	Commodity			Treasury Rate
	Index Total				plus .10%
	Return (a)
Bank of America	BofA Merrill	299,021	Receive		.26% Annual		03/05/2018	32,530	—		—	(156)
NA	Lynch
	Commodity
	MLBXCS3E
	Excess Return
	Strategy(a)
M3 Capital	Bloomberg	75,226	Receive	3 Month US Monthly			03/22/2018	31,039	—		—	(21)
Partners	Commodity			Treasury Rate
	Index 2 Month				plus .17%
	Forward Total
	Return (a)
M3 Capital	Bloomberg	419,698	Receive	3 Month US Monthly			03/22/2018	75,786	—		—	(105)
Partners	Commodity			Treasury Rate
	Index Total				plus .09%
	Return (a)
M3 Capital	Macquarie	231,671	Receive		.30% Annual		03/05/2018	23,366	—		—	(182)
Partners	Commodity
	Product 251E(a)
Total									$—		$—	$(600)

Amounts in thousands except contracts

(a)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 13.26%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 4.08%			BONDS (continued)	Amount (000's) Value (000's)
PowerShares Senior Loan Portfolio	20,500	$474	Real Estate - 0.77%
			Crescent Communities LLC/Crescent
Money Market Funds - 9.18%			Ventures Inc
Principal Government Money Market Fund (a)	1,067,248	1,067	8.88%, 10/15/2021 (b)	$84	$89

TOTAL INVESTMENT COMPANIES		$1,541	Software - 0.26%
	Principal		Epicor Software Corp
BONDS - 17.83%	Amount (000's) Value (000's)		9.94%, 06/30/2023 (b)	29	30
Chemicals - 2.14%			3 Month LIBOR + 8.25%
Consolidated Energy Finance SA
5.34%, 06/15/2022 (b)	$250	$249	Telecommunications - 2.21%
3 Month LIBOR + 3.75%			Frontier Communications Corp
			11.00%, 09/15/2025	50	39
Diversified Financial Services - 3.88%			GTT Communications Inc
			7.88%, 12/31/2024 (b)	90	93
Ally Financial Inc
5.75%, 11/20/2025	110	115	Intelsat Jackson Holdings SA
			8.00%, 02/15/2024 (b)	40	42
Credit Acceptance Corp
7.38%, 03/15/2023	110	115	Sprint Corp
E*TRADE Financial Corp			7.88%, 09/15/2023	80	83
5.30%, 12/31/2049 (c),(d)	125	123			$257
3 Month LIBOR + 3.16%			TOTAL BONDS		$2,072
ILFC E-Capital Trust II			SENIOR FLOATING RATE INTERESTS -	Principal
4.62%, 12/21/2065 (b),(e)	100	98	72.23%	Amount (000's) Value (000's)
		$451	Aerospace & Defense - 1.83%
Gas - 0.86%			Sequa Mezzanine Holdings LLC
NGL Energy Partners LP / NGL Energy			6.55%, 11/28/2021 (f)	$105	$106
Finance Corp			US LIBOR + 5.50%
7.50%, 11/01/2023	100	100	TransDigm Inc
			4.41%, 06/09/2023 (f)	105	106
Healthcare - Products - 0.61%			US LIBOR + 2.75%
Universal Hospital Services Inc					$212
7.63%, 08/15/2020	70	71	Automobile Manufacturers - 2.46%
			Navistar Inc
Insurance - 2.16%			5.08%, 11/06/2024 (f)	285	286
Catlin Insurance Co Ltd			US LIBOR + 3.50%
4.71%, 07/29/2049 (b),(c)	160	157
3 Month LIBOR + 2.98%			Automobile Parts & Equipment - 1.39%
Liberty Mutual Group Inc			American Axle & Manufacturing Inc
4.49%, 03/07/2067 (b)	95	94	3.88%, 04/06/2024 (f)	161	162
3 Month LIBOR + 2.91%			US LIBOR + 2.25%
		$251
Machinery - Diversified - 0.82%			Chemicals - 2.92%
Cloud Crane LLC			A Schulman Inc
10.13%, 08/01/2024 (b)	85	95	4.84%, 06/01/2022 (f)	71	71
			US LIBOR + 3.25%
Media - 0.72%			Aruba Investments Inc
DISH DBS Corp			4.94%, 02/02/2022 (f)	98	98
5.88%, 11/15/2024	90	84	US LIBOR + 3.50%
			Emerald Performance Materials LLC
Mining - 0.27%			9.40%, 08/01/2022 (f)	170	170
Northwest Acquisitions ULC / Dominion			US LIBOR + 6.75%
Finco Inc					$339
7.13%, 11/01/2022 (b)	30	31	Commercial Services - 4.97%
			Garda World Security Corp
Miscellaneous Manufacturers - 0.93%			6.90%, 05/24/2024 (f)	96	96
Bombardier Inc			US LIBOR + 4.00%
7.50%, 03/15/2025 (b)	105	108	Prime Security Services Borrower LLC
			4.40%, 05/02/2022 (f)	109	110
Oil & Gas - 2.20%			US LIBOR + 2.75%
Continental Resources Inc/OK			Team Health Holdings Inc
4.50%, 04/15/2023	100	101	4.40%, 02/06/2024 (f)	169	165
MEG Energy Corp			US LIBOR + 2.75%
6.50%, 01/15/2025 (b)	50	49	TMS International Corp
Sunoco LP / Sunoco Finance Corp			4.63%, 08/14/2024 (f)	204	206
4.88%, 01/15/2023 (b)	35	35	US LIBOR + 3.00%
5.50%, 02/15/2026 (b)	20	20			$577
Whiting Petroleum Corp			Computers - 3.24%
5.75%, 03/15/2021	50	51	Dell International LLC
		$256	3.65%, 09/07/2023 (f)	242	242
			US LIBOR + 2.00%

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Computers (continued)			Leisure Products & Services (continued)
McAfee LLC			Intrawest Resorts Holdings Inc
6.08%, 09/30/2024 (f)	$135	$135	4.90%, 07/31/2024 (f)	$161	$162
US LIBOR + 4.50%			US LIBOR + 3.25%
		$377			$344
Consumer Products - 1.54%			Lodging - 2.60%
Prestige Brands Inc			Caesars Resort Collection LLC
4.40%, 01/26/2024 (f)	178	179	4.40%, 12/22/2024 (f)	205	206
US LIBOR + 2.75%			US LIBOR + 2.75%
			Hilton Worldwide Finance LLC
Diversified Financial Services - 1.53%			3.62%, 10/25/2023 (f)	96	96
Russell Investments US Institutional Holdco			US LIBOR + 2.00%
Inc					$302
5.94%, 06/01/2023 (f)	177	178	Media - 3.50%
US LIBOR + 5.75%			CSC Holdings LLC
			4.14%, 01/12/2026 (f)	35	35
Electric - 0.75%			US LIBOR + 2.50%
Dynegy Inc			Meredith Corp
4.35%, 02/07/2024 (f)	86	87	4.66%, 01/17/2025 (f)	70	70
US LIBOR + 2.75%			US LIBOR + 3.00%
			Unitymedia Finance LLC
Entertainment - 3.51%			3.84%, 09/30/2025 (f)	95	95
CCM Merger Inc			US LIBOR + 2.25%
4.40%, 08/06/2021 (f)	86	87	Univision Communications Inc
US LIBOR + 2.75%			4.40%, 03/15/2024 (f)	209	207
Lions Gate Entertainment Corp			US LIBOR + 2.75%
3.90%, 12/08/2023 (f)	121	122			$407
US LIBOR + 2.25%			Oil & Gas - 4.40%
WMG Acquisition Corp			California Resources Corp
3.83%, 11/01/2023 (f)	199	199	6.34%, 11/14/2022 (f)	205	207
US LIBOR + 2.25%			US LIBOR + 4.75%
		$408	11.97%, 12/31/2021 (f)	95	107
Food - 2.86%			US LIBOR + 10.37%
B&G Foods Inc			Chesapeake Energy Corp
3.65%, 11/02/2022 (f)	137	138	9.44%, 08/23/2021 (f)	185	197
US LIBOR + 2.00%			US LIBOR + 7.50%
Post Holdings Inc					$511
3.90%, 05/24/2024 (f)	194	194	Packaging & Containers - 4.19%
US LIBOR + 2.25%			Berry Global Inc
		$332	3.62%, 10/01/2022 (f)	94	94
Forest Products & Paper - 0.64%			US LIBOR + 2.00%
Caraustar Industries Inc			Coveris Holdings SA
7.19%, 03/14/2022 (f)	74	74	5.94%, 06/29/2022 (f)	142	143
US LIBOR + 5.50%			US LIBOR + 4.25%
			CROWN Americas LLC
Healthcare - Products - 2.26%			0.00%, 01/17/2025 (f),(g)	60	60
DJO Finance LLC			US LIBOR + 2.00%
4.92%, 06/08/2020 (f)	94	93	Flex Acquisition Co Inc
US LIBOR + 3.25%			4.69%, 12/29/2023 (f)	94	95
Kinetic Concepts Inc			US LIBOR + 3.00%
4.94%, 02/02/2024 (f)	169	169	Reynolds Group Holdings Inc
US LIBOR + 3.25%			4.40%, 02/05/2023 (f)	94	95
		$262	US LIBOR + 2.75%
Healthcare - Services - 2.44%					$487
Acadia Healthcare Co Inc			REITs - 2.05%
4.40%, 02/16/2023 (f)	119	119	GEO Group Inc/The
US LIBOR + 2.75%			3.95%, 03/22/2024 (f)	94	94
MPH Acquisition Holdings LLC			US LIBOR + 2.25%
4.69%, 06/07/2023 (f)	164	165	iStar Inc
US LIBOR + 3.00%			4.59%, 10/01/2021 (f)	50	50
		$284	US LIBOR + 3.75%
Insurance - 2.11%			MGM Growth Properties Operating
Asurion LLC			Partnership LP
7.65%, 08/04/2025 (f)	195	200	3.90%, 04/25/2023 (f)	93	94
US LIBOR + 6.00%			US LIBOR + 2.25%
Genworth Holdings Inc					$238
0.00%, 02/28/2023 (f),(g)	45	45
US LIBOR + 4.50%
		$245
Leisure Products & Services - 2.96%
ClubCorp Holdings Inc
4.94%, 09/18/2024 (f)	181	182
US LIBOR + 3.25%

See accompanying notes.

     Schedule of Investments Dynamic Floating Rate High Income Fund February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(d)	Rate shown is the rate in effect as of period end. The rate may be based on
(continued)	Amount (000's)	Value (000's)	a fixed rate and may convert to a variable rate or floating rate in the
Retail - 6.70%			future.
Academy Ltd			(e)	Certain variable rate securities are not based on a published reference
5.55%, 07/01/2022 (f)	$123	$98	rate and spread but are determined by the issuer or agent and are based
US LIBOR + 4.00%			on current market conditions. These securities do not indicate a reference
Beacon Roofing Supply Inc			rate and spread in their description.
3.83%, 10/11/2024 (f)	100	100	(f)	Rate information disclosed is based on an average weighted rate as of
US LIBOR + 2.25%			February 28, 2018.
IRB Holding Corp			(g)	This Senior Floating Rate Note will settle after February 28, 2018, at
4.83%, 01/17/2025 (f)	200	202	which time the interest rate will be determined.
US LIBOR + 3.25%
JC Penney Corp Inc			Portfolio Summary (unaudited)
6.23%, 06/23/2023 (f)	95	91	Sector	Percent
US LIBOR + 4.25%			Consumer, Cyclical	19.62%
KFC Holding Co			Consumer, Non-cyclical	14.68%
3.59%, 06/16/2023 (f)	118	118	Communications	13.79%
US LIBOR + 2.00%			Investment Companies	13.26%
Michaels Stores Inc			Financial	12.49%
4.38%, 01/30/2023 (f)	145	146	Industrial	9.65%
US LIBOR + 2.75%			Energy	6.60%
PetSmart Inc			Basic Materials	5.98%
4.57%, 03/11/2022 (f)	30	24	Technology	5.64%
US LIBOR + 3.00%			Utilities	1.61%
		$779	Other Assets and Liabilities	(3.32)%
Semiconductors - 0.88%			TOTAL NET ASSETS	100.00%
Micron Technology Inc
3.65%, 04/26/2022 (f)	102	102
US LIBOR + 2.00%

Software - 1.27%
Signode Industrial Group US Inc
4.42%, 05/01/2021 (f)	148	148
US LIBOR + 4.75%

Telecommunications - 7.34%
Avaya Inc
6.34%, 11/08/2024 (f)	295	297
US LIBOR + 4.75%
GTT Communications Inc
4.94%, 01/09/2024 (f)	69	69
US LIBOR + 3.25%
Level 3 Parent LLC
3.79%, 02/22/2024 (f)	95	95
US LIBOR + 2.25%
Maxar Technologies Ltd
4.33%, 10/04/2024 (f)	280	281
US LIBOR + 2.75%
West Corp
5.65%, 10/10/2024 (f)	110	111
US LIBOR + 4.00%
		$853
Trucking & Leasing - 1.89%
Avolon TLB Borrower 1 US LLC
0.00%, 03/21/2022 (f),(g)	220	220
US LIBOR + 2.25%

TOTAL SENIOR FLOATING RATE INTERESTS		$8,393
Total Investments		$12,006
Other Assets and Liabilities - (3.32)%		$(386)
TOTAL NET ASSETS - 100.00%		$11,620

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,190 or 10.24% of net assets.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$2,798	$1,731		$1,067
		$—		$2,798	$1,731		$1,067

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$2		$—			$—	$—
	$2		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments EDGE MidCap Fund February 28, 2018 (unaudited)

COMMON STOCKS - 97.32%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Airlines - 2.83%			REITs (continued)
Alaska Air Group Inc	265,623	$17,133	Omega Healthcare Investors Inc	512,597	$13,061
			Tanger Factory Outlet Centers Inc	573,560	12,802
Automobile Parts & Equipment - 3.23%					$53,506
Autoliv Inc	135,694	19,463	Retail - 4.61%
			Chipotle Mexican Grill Inc (a)	26,867	8,555
Banks - 3.63%			Lululemon Athletica Inc (a)	239,085	19,389
Cullen/Frost Bankers Inc	212,004	22,047			$27,944
			Savings & Loans - 2.96%
Beverages - 0.90%			Washington Federal Inc	516,269	17,915
Dr Pepper Snapple Group Inc	47,013	5,465
			Semiconductors - 2.95%
Chemicals - 4.59%			Microchip Technology Inc	200,566	17,836
FMC Corp	92,683	7,274
HB Fuller Co	406,804	20,499	Software - 7.87%
		$27,773	Black Knight Inc (a)	490,095	23,354
Commercial Services - 1.98%			Fair Isaac Corp	132,565	22,528
Aaron's Inc	259,049	11,971	j2 Global Inc	23,122	1,711
					$47,593
Consumer Products - 1.90%			Toys, Games & Hobbies - 2.92%
Avery Dennison Corp	97,402	11,508	Hasbro Inc	185,109	17,691

Diversified Financial Services - 2.53%			Transportation - 5.26%
FNF Group	383,638	15,319	Expeditors International of Washington Inc	273,534	17,768
			Kirby Corp (a)	186,850	14,013
Electric - 5.36%					$31,781
Eversource Energy	287,583	16,392	TOTAL COMMON STOCKS		$588,777
WEC Energy Group Inc	267,243	16,013	INVESTMENT COMPANIES - 2.12%	Shares Held	Value (000's)
		$32,405	Money Market Funds - 2.12%
Electrical Components & Equipment - 4.04%			Principal Government Money Market Fund (b)	12,818,235	12,818
Energizer Holdings Inc	263,652	14,364
Littelfuse Inc	48,787	10,123	TOTAL INVESTMENT COMPANIES		$12,818
		$24,487	Total Investments		$601,595
Electronics - 2.86%			Other Assets and Liabilities - 0.56%		$3,369
Arrow Electronics Inc (a)	212,107	17,304
			TOTAL NET ASSETS - 100.00%		$604,964

Environmental Control - 2.32%
Waste Connections Inc	198,544	14,053	(a) Non-income producing security
			(b)		Affiliated Security. Security is either an affiliate (and registered under the
Food - 0.58%			Investment Company Act of 1940) or an affiliate as defined by the
B&G Foods Inc	127,628	3,535	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
			outstanding voting shares of the security). Please see affiliated sub-
Hand & Machine Tools - 3.57%			schedule for transactional information.
Lincoln Electric Holdings Inc	188,033	16,460
Snap-on Inc	32,186	5,125
		$21,585
Healthcare - Products - 6.87%			Portfolio Summary (unaudited)
Teleflex Inc	75,955	18,977	Sector		Percent
Varex Imaging Corp (a)	318,869	11,125	Financial		22.54%
Varian Medical Systems Inc (a)	96,044	11,462	Industrial		18.05%
		$41,564	Consumer, Cyclical		15.77%
Healthcare - Services - 2.94%			Consumer, Non-cyclical		15.17%
Universal Health Services Inc	155,493	17,757	Technology		10.82%
			Utilities		5.36%
Housewares - 0.83%			Energy		5.02%
Tupperware Brands Corp	102,501	5,028	Basic Materials		4.59%
			Investment Companies		2.12%
Insurance - 2.96%			Other Assets and Liabilities		0.56%
Markel Corp (a)	16,081	17,882	TOTAL NET ASSETS		100.00%

Investment Companies - 1.61%
Oaktree Capital Group LLC	232,855	9,710

Office Furnishings - 1.35%
HNI Corp	220,351	8,149

Oil & Gas - 5.02%
Cimarex Energy Co	161,319	15,502
Helmerich & Payne Inc	55,267	3,567
HollyFrontier Corp	263,935	11,304
		$30,373
REITs - 8.85%
Alexandria Real Estate Equities Inc	107,356	13,023
Digital Realty Trust Inc	145,274	14,620

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$108,269	$95,451		$12,818
		$—		$108,269	$95,451		$12,818

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$33		$—			$—	$—
	$33		$—			$—	$—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 38.90%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Automobile Parts & Equipment (continued)
Dentsu Inc	9,500	$436	Nissin Kogyo Co Ltd	14,200	$251
Gendai Agency Inc	3,900	21	NOK Corp	15,400	328
Omnicom Group Inc (a)	3,787	289	Nokian Renkaat OYJ	30,647	1,405
Relia Inc	11,600	147	Pacific Industrial Co Ltd	6,914	97
		$893	Rheinmetall AG	2,349	310
Aerospace & Defense - 0.69%			Showa Corp	14,420	227
Boeing Co/The	553	200	Sumitomo Electric Industries Ltd	47,561	750
Cobham PLC (b)	199,592	310	Sumitomo Riko Co Ltd	14,900	152
IHI Corp	4,180	142	Tokai Rika Co Ltd	18,400	398
Jamco Corp	5,850	131	Toyo Tire & Rubber Co Ltd	45,214	837
Kawasaki Heavy Industries Ltd	27,149	984	Toyoda Gosei Co Ltd	13,500	327
Leonardo SpA	31,393	336	Toyota Industries Corp	3,102	195
Lockheed Martin Corp	1,870	659			$16,600
Orbital ATK Inc	12,490	1,649	Banks - 1.98%
Raytheon Co	421	92	Banco Bilbao Vizcaya Argentaria SA	63,543	529
Rockwell Collins Inc (a)	92,918	12,796	Banco Santander SA	291,777	2,000
Ste Industrielle d'Aviation Latecoere SA (b)	82,155	488	Bank of America Corp	119,627	3,840
Ultra Electronics Holdings PLC	25,448	556	Bank of Ireland Group PLC (b)	68,005	635
United Technologies Corp	1,461	197	Bank of Kyoto Ltd/The	2,075	115
		$18,540	Bank of New York Mellon Corp/The (a)	44,180	2,520
Agriculture - 0.21%			Bank of the Ozarks	7,054	352
Altria Group Inc (a)	36,521	2,299	Bankinter SA	69,468	763
Bunge Ltd	22,640	1,708	BB&T Corp	3,329	181
Philip Morris International Inc (a)	7,204	746	BNP Paribas SA	8,381	663
Swedish Match AB	18,646	792	Capital One Financial Corp (a)	32,748	3,207
		$5,545	China Construction Bank Corp	438,000	449
Airlines - 0.24%			CIT Group Inc (a)	8,300	440
American Airlines Group Inc	5,828	316	Citigroup Inc	37,777	2,852
Delta Air Lines Inc (a)	34,655	1,868	Citizens Financial Group Inc	10,971	477
Deutsche Lufthansa AG	36,254	1,210	Comerica Inc (a)	7,689	747
International Consolidated Airlines Group	53,790	453	Danske Bank A/S	21,040	844
JetBlue Airways Corp (b)	76,607	1,613	DBS Group Holdings Ltd	31,500	677
Southwest Airlines Co (a)	19,631	1,135	Erste Group Bank AG	11,618	591
			Fifth Third Bancorp (a)	26,600	879
		$6,595
Apparel - 0.46%			First Citizens BancShares Inc/NC	1,195	486
Adidas AG	8,673	1,922	First Republic Bank/CA	9,300	863
Asics Corp	4,710	74	Fukuoka Financial Group Inc	101,000	515
Hermes International	1,846	993	Goldman Sachs Group Inc/The	2,066	543
LVMH Moet Hennessy Louis Vuitton SE	6,566	1,964	Hachijuni Bank Ltd/The	79,000	474
Michael Kors Holdings Ltd (a),(b)	10,400	654	IBERIABANK Corp	29,489	2,383
NIKE Inc	69,154	4,635	ICICI Bank Ltd ADR	39,604	376
			JPMorgan Chase & Co (a)	14,231	1,644
Sanyo Shokai Ltd	7,000	162
Under Armour Inc - Class A (b)	72	1	KeyCorp	17,700	374
Under Armour Inc - Class C (b)	128,478	1,934	Kyushu Financial Group Inc	69,500	386
		$12,339	M&T Bank Corp	16,583	3,148
Automobile Manufacturers - 0.32%			Macquarie Group Ltd	2,872	229
General Motors Co	51,963	2,045	MainSource Financial Group Inc	463	17
Hino Motors Ltd	12,614	166	Mediobanca Banca di Credito Finanziario	30,705	366
Honda Motor Co Ltd	30,320	1,096	SpA
Hyundai Motor Co	1,156	172	Mitsubishi UFJ Financial Group Inc	255,693	1,801
Mitsubishi Motors Corp	35,040	275	Mizuho Financial Group Inc	721,900	1,333
PACCAR Inc	16,536	1,184	Oversea-Chinese Banking Corp Ltd	76,100	745
Peugeot SA	39,732	896	PacWest Bancorp	2,047	107
			PNC Financial Services Group Inc/The (a)	17,189	2,710
Suzuki Motor Corp	21,000	1,198	Regions Financial Corp (a)	65,584	1,273
Volkswagen AG	7,537	1,497
		$8,529	Resona Holdings Inc	64,800	367
			San-In Godo Bank Ltd/The	10,700	101
Automobile Parts & Equipment - 0.61%			Sberbank of Russia PJSC	135,517	649
Aisan Industry Co Ltd	10,400	119	Standard Chartered PLC	56,539	627
Aisin Seiki Co Ltd	19,200	1,117	State Bank of India Ltd	3,797	156
Allison Transmission Holdings Inc	14,073	558	State Street Corp (a)	21,423	2,274
Aptiv PLC	10,538	962	Sumitomo Mitsui Financial Group Inc	33,600	1,453
Daikyonishikawa Corp	11,280	192	Sumitomo Mitsui Trust Holdings Inc	12,620	507
Denso Corp	8,400	490	SunTrust Banks Inc (a)	25,707	1,795
Exedy Corp	8,900	289	Tochigi Bank Ltd/The	23,600	96
GKN PLC	62,533	377	Tokyo TY Financial Group Inc	4,623	114
IJT Technology Holdings Co Ltd	6,900	60	UBS Group AG (b)	27,617	523
Keihin Corp	16,500	343	United Overseas Bank Ltd	23,100	484
Koito Manufacturing Co Ltd	13,100	904	US Bancorp	17,500	951
Lear Corp (a)	12,765	2,382
			Wells Fargo & Co (a)	16,304	953
Linamar Corp	27,200	1,489
Magna International Inc	17,500	963			$53,584
NGK Insulators Ltd	30,390	564	Beverages - 0.30%
NGK Spark Plug Co Ltd	20,359	514	Asahi Group Holdings Ltd	11,100	568

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Beverages (continued)			Chemicals (continued)
Coca-Cola Co/The (a)	43,412	$1,876	Nippon Shokubai Co Ltd	2,960	$209
Coca-Cola Amatil Ltd	137,904	933	Nitto Denko Corp	12,900	1,059
Diageo PLC	38,430	1,304	Nutrien Ltd	67,212	3,310
Dr Pepper Snapple Group Inc	1,160	135	Praxair Inc (a)	25,648	3,841
Heineken NV	3,891	404	Sherwin-Williams Co/The	11,248	4,517
Molson Coors Brewing Co	7,600	580	Shin-Etsu Chemical Co Ltd	21,633	2,273
Monster Beverage Corp (b)	8,499	539	Tokai Carbon Co Ltd	7,300	126
PepsiCo Inc	7,681	842	Tokyo Ohka Kogyo Co Ltd	4,850	189
Refresco Group NV (c)	12,660	308	Westlake Chemical Corp	5,226	566
Suntory Beverage & Food Ltd	13,000	603	WR Grace & Co	88,010	5,825
		$8,092			$67,180
Biotechnology - 0.77%			Coal - 0.01%
Alexion Pharmaceuticals Inc (a),(b)	2,803	329	China Shenhua Energy Co Ltd	85,750	243
Biogen Inc (a),(b)	6,325	1,828
Bioverativ Inc (b)	90,818	9,507	Commercial Services - 1.10%
Cascadian Therapeutics Inc (b)	2,878	29	Adecco Group AG	11,746	944
Celgene Corp (a),(b)	3,241	282	Altech Corp	3,326	70
Exact Sciences Corp (b)	24,339	1,086	AMERCO	3,930	1,352
Genmab A/S (b)	3,867	786	Automatic Data Processing Inc	1,756	203
			Babcock International Group PLC	27,243	243
Gilead Sciences Inc	33,879	2,667	Benesse Holdings Inc	4,520	162
H Lundbeck A/S	12,853	673
Hugel Inc (b)	323	165	Bureau Veritas SA	13,458	353
Illumina Inc (a),(b)	1,156	264	Capella Education Co	1,008	78
			Cimpress NV (b)	2,535	413
Incyte Corp (a),(b)	3,100	264
Juno Therapeutics Inc (b)	18,230	1,582	Cintas Corp	9,666	1,650
			CoStar Group Inc (b)	3,883	1,329
Regeneron Pharmaceuticals Inc (a),(b)	2,785	892
United Therapeutics Corp (a),(b)	4,728	548	Element Fleet Management Corp	64,300	244
			Everi Holdings Inc (a),(b)	527,310	3,928
		$20,902	FleetCor Technologies Inc (b)	5,386	1,077
Building Materials - 0.49%			Getlink SE	74,074	953
CEMEX Holdings Philippines Inc (b),(c)	1,255,912	88
Cemex SAB de CV ADR(b)	648,537	4,248	JAC Recruitment Co Ltd	5,600	118
			Kroton Educacional SA	63,100	298
China Resources Cement Holdings Ltd	690,000	528	Localiza Rent a Car SA	38,600	306
Cie de Saint-Gobain	11,751	665	Macquarie Infrastructure Corp (a)	130,291	5,276
CRH PLC	16,548	544	ManpowerGroup Inc (a)	7,308	866
Geberit AG	1,056	477	Moody's Corp (a)	6,273	1,046
LafargeHolcim Ltd (b)	5,889	343
			New Oriental Education & Technology	1,906	174
Lennox International Inc	10,136	2,074	Group Inc ADR
Masco Corp (a)	42,658	1,754
Ply Gem Holdings Inc (b)	855	19	Outsourcing Inc	2,765	53
			PayPal Holdings Inc (b)	18,776	1,491
Sanwa Holdings Corp	17,900	248	Persol Holdings Co Ltd	3,358	86
Sika AG	100	820	Prestige International Inc	11,700	150
Taiheiyo Cement Corp	5,975	221	QinetiQ Group PLC	91,016	256
Vulcan Materials Co	6,300	742	Randstad Holding NV	20,125	1,434
Wienerberger AG	15,984	432	Recruit Holdings Co Ltd	42,300	1,023
		$13,203	Rent-A-Center Inc/TX	5,032	38
Chemicals - 2.49%			ServiceMaster Global Holdings Inc (b)	10,673	548
A Schulman Inc	1,879	82	SGS SA	276	700
Air Products & Chemicals Inc	14,548	2,339	Strike Co Ltd	2,670	163
Akzo Nobel NV	95,793	9,332	TechnoPro Holdings Inc	5,886	350
Albemarle Corp (a)	22,800	2,290
			Toppan Forms Co Ltd	16,500	186
Arkema SA	7,214	941	Transurban Group	41,004	365
Axalta Coating Systems Ltd (a),(b)	31,851	981	United Rentals Inc (b)	3,385	593
BASF SE	8,747	914	Worldpay Inc (b)	12,925	1,051
Brenntag AG	14,396	897			$29,570
Calgon Carbon Corp	12,430	264	Computers - 1.24%
Celanese Corp	609	61	Accenture PLC - Class A (a)	13,003	2,094
CF Industries Holdings Inc	12,044	497	Apple Inc (a)	46,435	8,271
Denka Co Ltd	5,340	195	Atos SE	8,433	1,109
DIC Corp	2,794	100	Cognizant Technology Solutions Corp (a)	8,298	680
DowDuPont Inc	1,139	80	Computershare Ltd	31,494	433
EMS-Chemie Holding AG	1,070	682	CSRA Inc	30,148	1,222
FMC Corp (a)	12,355	970
			Dell Technologies Inc Class V (b)	69,755	5,182
GCP Applied Technologies Inc (b)	34,117	1,049
			DST Systems Inc	76,438	6,357
Hitachi Chemical Co Ltd	41,700	926	Ferrotec Holdings Corp	14,700	366
Huntsman Corp	2,403	78	ForeScout Technologies Inc (b)	300	9
JSR Corp	19,900	479	ForeScout Technologies Inc (b),(d)	5,374	160
Kanto Denka Kogyo Co Ltd	15,363	176	Fortinet Inc (a),(b)	23,798	1,201
KH Neochem Co Ltd	8,225	257	Fujitsu Ltd	176,178	1,051
Kuraray Co Ltd	18,600	323	Gemalto NV	11,154	670
Linde AG	2,737	607	HP Inc (a)	29,070	680
LyondellBasell Industries NV (a)	9,421	1,020
			Inventec Corp	382,000	301
Mitsubishi Gas Chemical Co Inc	21,600	534	Melco Holdings Inc	2,710	92
Monsanto Co	155,557	19,191

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electric (continued)
NetApp Inc (a)	24,996	$1,514	American Electric Power Co Inc	408	$27
SCSK Corp	9,404	385	Avista Corp	25,155	1,203
Western Digital Corp (a)	19,629	1,708	Calpine Corp (b)	91,004	1,385
		$33,485	Dynegy Inc (b)	44,314	542
Consumer Products - 0.09%			E.ON SE	51,848	526
Avery Dennison Corp (a)	4,085	483	Edison International	5,272	319
Church & Dwight Co Inc (a)	12,738	626	Electric Power Development Co Ltd	41,000	1,040
Kimberly-Clark Corp (a)	11,717	1,300	Endesa SA	91,178	1,914
		$2,409	Exelon Corp	3,695	137
Cosmetics & Personal Care - 0.35%			FirstEnergy Corp (a)	30,300	980
Beiersdorf AG	3,326	364	Fortum OYJ	54,204	1,190
Ci:z Holdings Co Ltd	2,000	115	Kansai Electric Power Co Inc/The	81,400	989
Colgate-Palmolive Co	16,851	1,162	NextEra Energy Inc	1,064	162
Coty Inc (a)	150,292	2,904	NRG Energy Inc	152,032	3,931
Estee Lauder Cos Inc/The	506	70	Origin Energy Ltd (b)	161,745	1,122
Kao Corp	10,600	774	PG&E Corp	37,136	1,526
Lion Corp	26,600	497	SCANA Corp	24,447	970
Pola Orbis Holdings Inc	8,700	365	Vistra Energy Corp (b)	15,982	303
Procter & Gamble Co/The (a)	13,943	1,095	Westar Energy Inc	26,335	1,283
Shiseido Co Ltd	7,400	444			$20,624
Unicharm Corp	42,200	1,178	Electrical Components & Equipment - 0.10%
Unilever NV	10,404	544	Funai Electric Co Ltd	17,900	128
		$9,512	Furukawa Electric Co Ltd	1,700	93
Distribution & Wholesale - 0.20%			General Cable Corp	16,471	487
Bunzl PLC	15,377	413	Legrand SA	4,188	328
Fastenal Co	13,389	733	Schneider Electric SE (b)	15,160	1,314
Fourlis Holdings SA (b)	23,177	162	Ushio Inc	18,000	248
HD Supply Holdings Inc (a),(b)	22,700	823			$2,598
Marubeni Corp	156,400	1,192	Electronics - 0.46%
Mitsubishi Corp	41,000	1,148	ADT Inc (b)	23,262	246
Nippon Gas Co Ltd	4,700	201	Alps Electric Co Ltd	32,147	876
Trusco Nakayama Corp	6,260	163	Avigilon Corp (b)	2,139	45
WW Grainger Inc (a)	2,000	523	Fortive Corp (a)	29,744	2,284
		$5,358	Fujitsu General Ltd	11,150	213
Diversified Financial Services - 1.20%			Hirose Electric Co Ltd	6,300	936
Acom Co Ltd (b)	129,006	581	Hitachi High-Technologies Corp	22,267	1,080
Alliance Data Systems Corp	3,132	755	Honeywell International Inc	1,085	164
American Express Co	27,995	2,730	Hosiden Corp	9,700	142
Blackhawk Network Holdings Inc (b)	11,619	520	Jabil Inc	12,006	325
BlackRock Inc	1,843	1,013	Keyence Corp	2,700	1,635
CI Financial Corp	33,000	734	Keysight Technologies Inc (b)	11,969	563
Credit Acceptance Corp (b)	3,506	1,103	Kyocera Corp	6,635	391
Credit Saison Co Ltd	42,539	730	Mettler-Toledo International Inc (a),(b)	571	352
Daiwa Securities Group Inc	90,000	598	MINEBEA MITSUMI Inc	38,915	881
Ditech Holding Corp (b)	7,629	78	Nichicon Corp	19,700	243
Ditech Holding Corp - Warrants (b)	12,997	—	Nippon Ceramic Co Ltd	7,300	204
Ditech Holding Corp - Warrants (b)	10,313	—	Shibaura Electronics Co Ltd	400	23
E*TRADE Financial Corp (b)	20,654	1,079	Siix Corp	4,640	224
Element Comm Aviation (b),(d),(e),(f)	280	2,773	SMK Corp	17,870	78
FNF Group	22,550	900	Sodick Co Ltd	5,700	79
Franklin Resources Inc (a)	42,543	1,645	Tokyo Seimitsu Co Ltd	10,793	444
Ichigo Inc	69,700	286	Waters Corp (a),(b)	4,342	889
Ichiyoshi Securities Co Ltd	11,800	139	Yamaichi Electronics Co Ltd	4,150	73
IGM Financial Inc	13,000	397			$12,390
Intercontinental Exchange Inc (a)	13,660	998	Energy - Alternate Sources - 0.01%
Invesco Ltd	16,900	550	China Longyuan Power Group Corp Ltd	564,000	372
Japan Exchange Group Inc	80,800	1,390
Kenedix Inc	28,100	178	Engineering & Construction - 0.23%
London Stock Exchange Group PLC	14,136	780	Aecon Group Inc	13,740	204
Mastercard Inc (a)	6,982	1,227	Boskalis Westminster	7,320	276
Nasdaq Inc	12,717	1,027	Chicago Bridge & Iron Co NV ADR	33,912	592
Nomura Holdings Inc	219,500	1,336	China State Construction International	114,000	155
Ocwen Financial Corp (b)	94,718	345	Holdings Ltd
OneMain Holdings Inc (b)	62,195	1,907	Chiyoda Corp	33,900	333
Partners Group Holding AG	2,227	1,614	CIMIC Group Ltd	13,721	495
Synchrony Financial (a)	40,603	1,478	Hazama Ando Corp	26,633	192
T Rowe Price Group Inc (a)	10,467	1,171	HOCHTIEF AG	9,531	1,601
TD Ameritrade Holding Corp	18,693	1,075	Hyundai Engineering & Construction Co Ltd	4,624	164
Visa Inc	8,986	1,104	Japan Airport Terminal Co Ltd	7,400	279
Zenkoku Hosho Co Ltd	5,740	253	JGC Corp	16,400	374
		$32,494	Kyudenko Corp	6,417	297
Electric - 0.76%
AGL Energy Ltd	63,884	1,075

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Engineering & Construction (continued)			Healthcare - Products (continued)
Obayashi Corp	40,400	$456	IDEXX Laboratories Inc (a),(b)	1,473	$276
SHO-BOND Holdings Co Ltd	2,040	146	Masimo Corp (b)	4,200	368
Toyo Engineering Corp	13,900	130	Medtronic PLC	44,012	3,516
Vinci SA	4,869	481	Nipro Corp	34,178	503
		$6,175	NxStage Medical Inc (b)	28,171	656
Entertainment - 0.16%			Olympus Corp	14,500	580
Avex Inc	14,700	223			$12,770
Churchill Downs Inc	1,587	410	Healthcare - Services - 1.26%
Genting Singapore PLC	1,664,200	1,446	Aetna Inc	100,702	17,830
IMAX China Holding Inc (b),(c)	81,100	229	Ain Holdings Inc	682	46
OPAP SA	33,892	412	Almost Family Inc (b)	156	9
Pinnacle Entertainment Inc (b)	7,715	233	Centene Corp (a),(b)	5,399	548
Regal Entertainment Group	47,163	1,084	Cigna Corp	4,855	951
Sankyo Co Ltd	8,950	321	CMIC Holdings Co Ltd	3,900	96
		$4,358	DaVita Inc (a),(b)	19,400	1,397
Environmental Control - 0.16%			Envision Healthcare Corp (b)	53,587	2,063
Daiseki Co Ltd	5,150	150	EPS Holdings Inc	6,200	129
Kurita Water Industries Ltd	7,200	220	Fresenius Medical Care AG & Co KGaA	12,660	1,336
Waste Connections Inc	37,210	2,634	Humana Inc	6,764	1,839
Waste Management Inc (a)	14,424	1,245	Kindred Healthcare Inc	1,687	15
		$4,249	Laboratory Corp of America Holdings (b)	7,577	1,308
Food - 0.62%			PeptiDream Inc (b)	2,048	93
Ajinomoto Co Inc	19,739	360	Quest Diagnostics Inc	18,659	1,923
Belc Co Ltd	1,800	101	Ryman Healthcare Ltd	114,132	877
Blue Buffalo Pet Products Inc (b)	6,375	255	UnitedHealth Group Inc (a)	16,014	3,622
CJ CheilJedang Corp	2,008	625			$34,082
Conagra Brands Inc	50,721	1,833	Holding Companies - Diversified - 0.12%
Empire Co Ltd	63,500	1,176	HRG Group Inc (b)	4,535	72
Ezaki Glico Co Ltd	11,393	556	J2 Acquisition Ltd (b),(c)	38,500	368
Hershey Co/The (a)	18,335	1,801	J2 Acquisition Ltd - Warrants (b)	38,500	19
Itoham Yonekyu Holdings Inc	20,500	173	Jardine Matheson Holdings Ltd	9,600	625
Mondelez International Inc	3,090	136	Matlin and Partners Acquisition Corp -	103,668	52
Nestle SA	17,420	1,384	Warrants (b)
Orion Holdings Corp	6,095	144	Mudrick Capital Acquisition Corp (b)	83,975	850
Pinnacle Foods Inc	38,843	2,096	Ocelot Partners Ltd (b),(c)	15,246	147
Safeway, Inc. - CVR - Casa Ley (b),(e),(f)	11,050	—	Ocelot Partners Ltd - Warrants (b)	15,246	9
Saputo Inc	45,800	1,464	Swire Pacific Ltd	111,000	1,116
Seven & i Holdings Co Ltd	9,700	405			$3,258
Snyder's-Lance Inc	2,918	146	Home Builders - 0.22%
Tesco PLC	702,944	2,034	Cairn Homes PLC (b)	172,443	370
Warabeya Nichiyo Holdings Co Ltd	2,500	59	Glenveagh Properties PLC (b),(c)	178,019	250
Woolworths Group Ltd	65,125	1,392	Land & Houses PCL	986,600	346
Yakult Honsha Co Ltd	9,700	694	Lennar Corp - A Shares	44,538	2,520
		$16,834	Lennar Corp - B Shares	557	25
Forest Products & Paper - 0.15%			NVR Inc (b)	742	2,110
Domtar Corp	10,314	462	Sekisui House Ltd	8,250	144
International Paper Co	13,127	782	Taylor Wimpey PLC	98,223	250
Smurfit Kappa Group PLC	15,708	546			$6,015
UPM-Kymmene OYJ	68,742	2,352	Home Furnishings - 0.06%
		$4,142	Electrolux AB	33,209	1,090
Gas - 0.19%			Pioneer Corp (b)	217,282	392
China Resources Gas Group Ltd	103,800	348			$1,482
Snam SpA	294,960	1,320	Insurance - 2.07%
Toho Gas Co Ltd	11,000	321	Aflac Inc (a)	14,103	1,253
UGI Corp (a)	36,402	1,569	AIA Group Ltd	144,800	1,202
WGL Holdings Inc	18,580	1,547	Alleghany Corp (b),(g)	985	597
		$5,105	American International Group Inc (g)	13,254	760
Hand & Machine Tools - 0.15%			AMP Ltd	521,962	2,129
DMG Mori Co Ltd	13,600	272	Assurant Inc (a)	10,618	907
Finning International Inc	42,400	1,129	Athene Holding Ltd (a),(b)	32,420	1,531
Fuji Electric Co Ltd	58,000	439	AXA SA	51,382	1,609
SMC Corp/Japan	1,700	709	Berkshire Hathaway Inc - Class B (b)	6,992	1,449
Stanley Black & Decker Inc (a)	8,776	1,397	Brighthouse Financial Inc (b)	1,535	83
		$3,946	Chubb Ltd	12,710	1,804
Healthcare - Products - 0.47%			Dai-ichi Life Holdings Inc	25,600	501
Abbott Laboratories	8,617	520	Everest Re Group Ltd (a)	6,384	1,534
Align Technology Inc (b)	3,834	1,006	Fairfax Financial Holdings Ltd	1,870	914
Asahi Intecc Co Ltd	7,620	268	Genworth Financial Inc (b)	76,959	209
Baxter International Inc (a)	24,364	1,652	Hartford Financial Services Group Inc/The	53,793	2,843
Edwards Lifesciences Corp (a),(b)	17,177	2,296	Infinity Property & Casualty Corp	1,369	161
Entellus Medical Inc (b)	2,973	71	Insurance Australia Group Ltd	89,737	567
Henry Schein Inc (b)	5,058	335	Japan Post Holdings Co Ltd	73,200	882
Hologic Inc (b)	18,623	723

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Iron & Steel (continued)
Markel Corp (b)	2,541	$2,826	Kyoei Steel Ltd	11,800	$188
Marsh & McLennan Cos Inc	12,103	1,005	Nakayama Steel Works Ltd	16,400	109
MetLife Inc	181,947	8,404	Steel Dynamics Inc	17,403	805
MGIC Investment Corp (b)	46,986	648	Tokyo Steel Manufacturing Co Ltd	48,800	394
Muenchener Rueckversicherungs-	8,577	1,918	Vale SA ADR	30,297	416
Gesellschaft AG in Muenchen			voestalpine AG	12,940	746
NN Group NV	16,887	753	Yamato Kogyo Co Ltd	10,960	319
Progressive Corp/The (a)	26,849	1,546			$4,987
Prudential Financial Inc	57,331	6,095	Leisure Products & Services - 0.06%
RenaissanceRe Holdings Ltd (a)	5,086	652	Hana Tour Service Inc	3,749	353
Swiss Re AG	8,824	898	Harley-Davidson Inc	16,226	736
T&D Holdings Inc	38,700	635	Yamaha Corp	9,900	438
Tokio Marine Holdings Inc	9,377	430			$1,527
Travelers Cos Inc/The (a)	6,100	848	Lodging - 0.97%
UnipolSai Assicurazioni SpA	189,193	454	Boyd Gaming Corp	89,245	3,157
Validus Holdings Ltd	25,336	1,714	Caesars Entertainment Corp (b)	206,326	2,620
Voya Financial Inc	26,132	1,333	Choice Hotels International Inc	19,647	1,555
White Mountains Insurance Group Ltd	875	706	Galaxy Entertainment Group Ltd	119,000	1,032
Willis Towers Watson PLC	4,899	774	Hilton Worldwide Holdings Inc (a)	47,104	3,805
XL Group Ltd (a)	77,696	3,287	Hyatt Hotels Corp	41,619	3,216
		$55,861	ILG Inc	38,411	1,166
Internet - 1.75%			InterContinental Hotels Group PLC	14,583	940
Alibaba Group Holding Ltd ADR(b)	18,741	3,488	Kingston Financial Group Ltd	198,000	119
Alphabet Inc - A Shares (a),(b)	5,318	5,871	Kyoritsu Maintenance Co Ltd	13,373	573
Alphabet Inc - C Shares (b)	3,091	3,414	La Quinta Holdings Inc (b)	6,249	118
Amazon.com Inc (a),(b)	3,125	4,726	Las Vegas Sands Corp (a)	39,266	2,859
Booking Holdings Inc (b)	76	155	Marriott International Inc/MD	11,859	1,675
Com Hem Holding AB	37,880	626	Tropicana Entertainment Inc (b)	53,176	2,949
Dip Corp	5,250	162	Wynn Macau Ltd	107,200	374
DraftKings Inc (b),(d),(e),(f)	54,277	80			$26,158
eBay Inc (a),(b)	14,342	615	Machinery - Construction & Mining - 0.14%
Expedia Inc	25,209	2,652	ABB Ltd	43,842	1,061
F5 Networks Inc (b)	10,658	1,583	Atlas Copco AB - A Shares	45,373	1,930
Facebook Inc (a),(b)	66,615	11,879	Caterpillar Inc	3,389	524
GoDaddy Inc (b)	19,280	1,153	Tadano Ltd	9,750	152
Klarna Holding AB (b),(d),(f)	808	94
					$3,667
LAC Co Ltd	8,200	108	Machinery - Diversified - 0.31%
Mail.Ru Group Ltd (b)	4,558	163	AGCO Corp (a)	14,172	944
Match Group Inc (b)	7,162	287	Cummins Inc (a)	12,419	2,088
NCSoft Corp	549	190	Deere & Co	7,959	1,280
Netflix Inc (a),(b)	3,400	991
NHN Entertainment Corp (b)	3,452	250	FANUC Corp	2,100	531
			Hisaka Works Ltd	5,700	59
PChome Online Inc	72,000	393	IDEX Corp	13,349	1,826
Proofpoint Inc (b)	492	53
			Kubota Corp	23,400	423
Proto Corp	2,700	46	Mitsubishi Heavy Industries Ltd	15,180	618
Rakuten Inc	87,400	795	Rockwell Automation Inc (a)	2,008	363
Shopify Inc (b)	7,770	1,074
			Toshiba Machine Co Ltd	28,900	207
SMS Co Ltd	2,218	91			$8,339
Start Today Co Ltd	13,400	346	Media - 2.22%
Trade Desk Inc/The (b)	17,269	972
			Altice NV - A Shares (b)	25,679	245
Trend Micro Inc/Japan	3,300	186	CJ E&M Corp	3,784	301
Twitter Inc (a),(b)	36,400	1,160
			Comcast Corp - Class A (a)	118,950	4,307
United Internet AG	6,939	470	DISH Network Corp (a),(b)	138,749	5,785
Wayfair Inc (b)	10,786	835
			FactSet Research Systems Inc	5,853	1,189
Yahoo Japan Corp	31,313	145
Yandex NV (b)	29,308	1,204	Fuji Media Holdings Inc	13,720	234
			Global Eagle Entertainment Inc (b)	480,025	648
Yoox Net-A-Porter Group SpA (b)	1,561	72
			Gray Television Inc (a),(b)	241,288	3,330
Yume No Machi Souzou Iinkai Co Ltd	7,500	122	Liberty Global PLC - A Shares (b)	3,200	100
Zillow Group Inc - C Shares (b)	16,278	776
			Media Nusantara Citra Tbk PT	1,658,104	184
		$47,227	Nexstar Media Group Inc	33,411	2,387
Investment Companies - 0.37%			Nippon Television Holdings Inc	29,515	558
Altaba Inc (b)	91,581	6,855
			Scripps Networks Interactive Inc	87,141	7,831
Investor AB	12,257	551	Sinclair Broadcast Group Inc (a)	105,289	3,559
Kinnevik AB	57,187	2,087	Telenet Group Holding NV (b)	6,357	436
Leucadia National Corp (a)	17,435	418
			Time Warner Inc	87,657	8,149
		$9,911	Tribune Media Co	114,157	4,757
Iron & Steel - 0.19%			TV Asahi Holdings Corp	6,180	125
ArcelorMittal (b)	32,000	1,087	Twenty-First Century Fox Inc - A Shares	250,961	9,240
Chubu Steel Plate Co Ltd	5,800	46	Viacom Inc - B Shares (a)	10,000	333
Hitachi Metals Ltd	10,317	131	Walt Disney Co/The	1,244	128
Japan Steel Works Ltd/The	6,400	197	Wolters Kluwer NV	10,173	515
JFE Holdings Inc	15,456	355
Kobe Steel Ltd	17,682	194

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas (continued)
World Wrestling Entertainment Inc	149,077	$5,687	Rowan Cos PLC (b)	52,235	$635
		$60,028	SandRidge Energy Inc (b)	52,101	733
Metal Fabrication & Hardware - 0.02%			Seven Generations Energy Ltd (b)	61,500	719
Neturen Co Ltd	8,200	82	Showa Shell Sekiyu KK	93,800	1,204
Tocalo Co Ltd	12,400	168	SM Energy Co	54,169	993
Tsubaki Nakashima Co Ltd	8,452	246	Statoil ASA	68,066	1,549
UACJ Corp	3,300	80	Suncor Energy Inc	12,700	418
		$576	Suncor Energy Inc	8,866	292
Mining - 0.54%			TOTAL SA	74,249	4,223
Agnico Eagle Mines Ltd	24,900	949	Tourmaline Oil Corp	18,700	272
Alcoa Corp (b)	24,758	1,113	Transocean Ltd (b)	229,626	2,092
Alumina Ltd	181,324	310	Ultra Petroleum Corp (b)	312,359	1,153
Barrick Gold Corp	43,900	506	Valero Energy Corp	589	53
BHP Billiton Ltd	32,018	752	Whiting Petroleum Corp (b)	75,449	2,053
Boliden AB	31,311	1,107	YPF SA ADR	21,404	495
Constellium NV (b)	254,955	2,957			$49,807
Freeport-McMoRan Inc (a),(b)	50,302	935	Oil & Gas Services - 0.46%
Glencore PLC (b)	151,901	799	Baker Hughes a GE Co (a)	96,868	2,557
Goldcorp Inc	44,800	561	C&J Energy Services Inc (b)	104,798	2,515
Kinross Gold Corp (b)	113,200	407	Halliburton Co (a)	153,788	7,139
Mitsubishi Materials Corp	13,945	435	RPC Inc	15,274	300
Newcrest Mining Ltd	27,843	457			$12,511
Newmont Mining Corp (a)	10,009	382	Packaging & Containers - 0.23%
Norsk Hydro ASA	115,765	778	Ball Corp	18,340	733
Pacific Metals Co Ltd (b)	6,450	199	Berry Global Group Inc (b)	7,322	398
Pretium Resources Inc (b)	280,569	1,793	KapStone Paper and Packaging Corp	60,293	2,103
		$14,440	Packaging Corp of America	9,541	1,137
Miscellaneous Manufacturers - 0.31%			RPC Group PLC	34,492	380
Alstom SA	78,727	3,314	Sealed Air Corp	19,392	822
AO Smith Corp (a)	9,408	604	Silgan Holdings Inc (g)	20,908	595
FUJIFILM Holdings Corp	6,524	272	WestRock Co	631	42
Illinois Tool Works Inc (a)	15,348	2,478			$6,210
Nikon Corp	49,200	999	Pharmaceuticals - 2.06%
Parker-Hannifin Corp	4,243	757	Akorn Inc (b)	32,218	546
		$8,424	Allergan PLC	9,993	1,541
Office & Business Equipment - 0.04%			AmerisourceBergen Corp (a)	21,786	2,073
Canon Inc	15,000	572	AstraZeneca PLC	7,302	478
Ricoh Co Ltd	46,300	497	Bayer AG	40,414	4,716
		$1,069	Bristol-Myers Squibb Co (a)	146,531	9,700
Oil & Gas - 1.84%			Cardinal Health Inc	12,131	840
Anadarko Petroleum Corp	11,498	656	China Biologic Products Holdings Inc (b)	8,703	704
Andeavor	25,768	2,309	China Traditional Chinese Medicine	678,000	407
Bonanza Creek Energy Inc (b)	3,210	90	Holdings Co Ltd
Cabot Oil & Gas Corp	34,700	838	CVS Health Corp (a)	137,735	9,329
Calumet Specialty Products Partners LP (b)	139,175	919	Eisai Co Ltd	33,710	1,784
Canadian Natural Resources Ltd	3,186	100	Eli Lilly & Co	1,410	109
Canadian Natural Resources Ltd	2,300	71	Express Scripts Holding Co (a),(b)	22,000	1,660
Chevron Corp (a)	23,146	2,590	Johnson & Johnson	1,487	193
Cimarex Energy Co (a)	11,319	1,088	McKesson Corp	6,138	916
ConocoPhillips (a)	54,620	2,967	Mylan NV (a),(b)	143,122	5,770
Crescent Point Energy Corp	55,400	398	Nippon Shinyaku Co Ltd	4,990	278
Devon Energy Corp (a)	16,760	514	Novartis AG	26,121	2,179
Diamondback Energy Inc (b)	22,450	2,798	Novo Nordisk A/S	13,522	699
Dommo Energia SA ADR(b)	269	9	Orion Oyj	30,591	996
Encana Corp	23,886	251	Perrigo Co PLC (a)	8,400	684
EQT Corp	25,934	1,305	Pfizer Inc	67,775	2,461
Exxon Mobil Corp (a)	16,538	1,253	Recordati SpA	18,018	644
Galp Energia SGPS SA	13,299	239	Shionogi & Co Ltd	34,000	1,770
Halcon Resources Corp (b)	372,485	2,254	Sinopharm Group Co Ltd	55,940	245
Hess Corp	26,443	1,201	Suzuken Co Ltd/Aichi Japan	15,895	647
Husky Energy Inc	25,300	334	Takeda Pharmaceutical Co Ltd	23,100	1,310
Inpex Corp	28,600	342	TESARO Inc (b)	3,758	208
Jagged Peak Energy Inc (b)	42,513	523	UCB SA	24,658	2,037
Japan Petroleum Exploration Co Ltd	12,100	280	Zoetis Inc (a)	9,962	806
Marathon Petroleum Corp (a)	9,926	636			$55,730
Midstates Petroleum Co Inc (b)	149,112	2,010	Pipelines - 0.00%
Newfield Exploration Co (a),(b)	89,131	2,080	Williams Cos Inc/The	1,815	50
Oil Search Ltd	113,510	656
OMV AG	24,613	1,399	Private Equity - 0.08%
Parsley Energy Inc (b)	19,372	490	3i Group PLC	127,305	1,637
Patterson-UTI Energy Inc	3,046	55	Kennedy-Wilson Holdings Inc	39,549	647
PDC Energy Inc (b)	11,934	627			$2,284
Repsol SA	92,380	1,641

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate - 0.49%			Retail (continued)
BR Malls Participacoes SA	75,000	$274	Walmart Inc (a)	16,848	$1,516
BUWOG AG (b)	18,582	654	Xebio Holdings Co Ltd	11,900	241
Hang Lung Group Ltd	406,000	1,371	Yum! Brands Inc (a)	9,151	745
Katitas Co Ltd (b)	2,700	78			$42,325
LEG Immobilien AG	3,006	312	Semiconductors - 1.20%
Metrovacesa SA (b),(c)	15,849	288	Applied Materials Inc (a)	44,667	2,572
Mitsubishi Estate Co Ltd	36,500	636	ASML Holding NV	8,225	1,604
Neinor Homes SA (b),(c)	15,189	285	Broadcom Ltd (a)	24,675	6,082
Swiss Prime Site AG (b)	7,573	706	Cavium Inc (b)	22,415	1,996
Takara Leben Co Ltd	36,900	163	Cypress Semiconductor Corp	8,402	147
VICI Properties Inc (b)	431,223	8,430	Enplas Corp	1,550	56
WeWork Cos Inc (b),(d),(e),(f)	356	19	Intel Corp (a)	43,543	2,146
		$13,216	King Yuan Electronics Co Ltd	243,500	259
REITs - 0.58%			KLA-Tencor Corp (a)	10,790	1,223
American Tower Corp	11,760	1,639	Microchip Technology Inc	10,334	919
CyrusOne Inc	18,624	929	Micron Technology Inc (b)	59,220	2,890
Forest City Realty Trust Inc	81,902	1,742	Micronics Japan Co Ltd	3,500	35
Grivalia Properties REIC AE	35,996	415	Miraial Co Ltd	4,000	79
Hibernia REIT plc	188,859	326	NVIDIA Corp	5,335	1,291
Hoshino Resorts REIT Inc	10	54	NXP Semiconductors NV (b)	20,049	2,499
Klepierre SA	26,226	1,080	QUALCOMM Inc	65,420	4,253
Macerich Co/The	22,464	1,324	Samsung Electronics Co Ltd	451	980
New York REIT Inc (a),(b)	442,563	960	Shinko Electric Industries Co Ltd	31,100	249
PotlatchDeltic Corp	1,368	70	Skyworks Solutions Inc (a)	4,193	458
Public Storage	16,076	3,126	SUMCO Corp	11,900	315
Pure Industrial Real Estate Trust	82,469	516	Teradyne Inc	3,165	144
Unibail-Rodamco SE	10,133	2,358	Tokyo Electron Ltd	1,900	371
Ventas Inc	23,300	1,126	UT Group Co Ltd (b)	2,100	74
		$15,665	Xcerra Corp (b)	18,646	186
Retail - 1.57%			Xilinx Inc (a)	22,325	1,591
Adastria Co Ltd	2,500	54			$32,419
Aeon Co Ltd	41,700	703	Software - 1.71%
ASKUL Corp	14,266	518	Activision Blizzard Inc	55,620	4,068
Best Buy Co Inc (a)	4,260	309	Adobe Systems Inc (a),(b)	11,632	2,432
CarMax Inc (b)	14,149	876	Alpha Systems Inc	1,300	28
Cawachi Ltd	3,800	93	Amadeus IT Group SA	10,446	767
Chipotle Mexican Grill Inc (a),(b)	3,603	1,148	ANSYS Inc (b)	5,245	839
Cie Financiere Richemont SA	8,755	768	Aspen Technology Inc (b)	4,091	316
Citizen Watch Co Ltd	36,500	278	Autodesk Inc (b)	29,631	3,481
cocokara fine Inc	1,849	119	Birst Inc (b),(d),(e),(f)	21,065	4
Costco Wholesale Corp (a)	14,261	2,723	Black Knight Inc (b)	21,639	1,031
Dollar Tree Inc (b)	10,257	1,053	Callidus Software Inc (b)	6,193	222
Dollarama Inc	5,900	687	Capcom Co Ltd	5,518	220
Domino's Pizza Inc (a)	6,163	1,371	Citrix Systems Inc (b)	13,546	1,246
Fast Retailing Co Ltd	4,200	1,656	Constellation Software Inc/Canada	1,700	1,100
Floor & Decor Holdings Inc (b)	8,100	365	Cresco Ltd	4,263	152
H2O Retailing Corp	9,050	177	DeNA Co Ltd	35,930	654
Home Depot Inc/The (a)	10,998	2,004	Electronic Arts Inc (a),(b)	6,156	762
Honeys Holdings Co Ltd	6,580	65	First Data Corp (a),(b)	103,200	1,612
Hyundai Department Store Co Ltd	3,028	255	Gree Inc	43,400	273
IDOM Inc	16,000	106	Guidewire Software Inc (b)	14,205	1,141
Jack in the Box Inc	79,429	7,155	Konami Holdings Corp	23,300	1,227
Jand Inc (b),(d),(e),(f)	1,693	16	Microsoft Corp (a),(g)	79,700	7,474
Jean Coutu Group PJC Inc/The	21,052	398	Nuance Communications Inc (b)	59,245	951
Liberty Interactive Corp QVC Group (a),(b)	23,400	676	Oracle Corp (a)	47,341	2,399
Lululemon Athletica Inc (a),(b)	3,458	280	Oracle Corp Japan	2,400	185
Luxottica Group SpA	34,733	2,083	Paychex Inc (a)	35,837	2,334
Matahari Department Store Tbk PT	215,200	166	PTC Inc (b)	36,281	2,676
McDonald's Corp (a)	15,764	2,487	salesforce.com Inc (b)	12,230	1,422
Nishimatsuya Chain Co Ltd	10,200	121	SAP SE	8,633	901
PAL GROUP Holdings Co Ltd	4,800	135	ServiceNow Inc (b)	7,959	1,282
Panera Bread Co (b),(d),(f)	1,664	524	SS&C Technologies Holdings Inc	22,191	1,099
Raia Drogasil SA	12,800	307	Systena Corp	2,400	103
Restaurant Brands International Inc	19,100	1,119	Take-Two Interactive Software Inc (b)	11,863	1,327
Rite Aid Corp (b)	57,905	114	TechMatrix Corp	6,600	109
Ross Stores Inc (a)	33,476	2,614	Veeva Systems Inc (a),(b)	8,742	609
Shanghai Pharmaceuticals Holding Co Ltd	96,000	240	Verint Systems Inc (b)	7,604	296
Starbucks Corp (a)	17,602	1,005	Workday Inc (b)	10,478	1,327
Sundrug Co Ltd	6,700	309			$46,069
Swatch Group AG/The	5,005	400	Telecommunications - 0.54%
TJX Cos Inc/The (a)	28,066	2,320	Acacia Communications Inc (b)	21,590	836
Ulta Beauty Inc (a),(b)	4,665	949	AT&T Inc	1,481	54
United Arrows Ltd	3,700	151	CenturyLink Inc	20,775	367
USS Co Ltd	45,100	926

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	CONVERTIBLE PREFERRED STOCKS
Telecommunications (continued)				- 0.41%	Shares Held	Value (000's)
China Telecom Corp Ltd	1,292,000	$563		Agriculture - 0.03%
GCI Liberty Inc (b)	2,875	111		Bunge Ltd 4.88% (k)	6,930	$759
Globalstar Inc (b)	224,368	213
Goodman Networks Inc (b),(d),(e),(f)	142,878	—		Computers - 0.01%
Hellenic Telecommunications Organization	34,695	492		NCR Corp 0.00% PIK 1.38%, (b),(k),(l)	288	378
SA
Koninklijke KPN NV	249,545	781		Diversified Financial Services - 0.01%
LogMeIn Inc	12,563	1,452		2017 Mandatory Exchangeable Trust	2,150	269
Loral Space & Communications Inc (b)	19,097	846		5.19%, 12/01/2020 (c)
Motorola Solutions Inc (a)	16,613	1,763
Nippon Telegraph & Telephone Corp	33,738	1,567		Electric - 0.02%
Nokia OYJ	86,869	506		Black Hills Corp 7.75%, 11/01/2018	10,000	578
NTT DOCOMO Inc	9,100	233
SoftBank Group Corp	3,400	280		Food - 0.00%
Tele2 AB	40,659	481		Post Holdings Inc 2.50% (k)	725	104
Telenor ASA	17,565	394
Verizon Communications Inc (a)	75,470	3,603		Gas - 0.01%
		$14,542		Sempra Energy 6.00%, 01/15/2021	2,225	226
Textiles - 0.11%
Mohawk Industries Inc (a),(b)	8,955	2,148		Healthcare - Services - 0.09%
Seiren Co Ltd	6,079	118		Anthem Inc 5.25%, 05/01/2018	43,075	2,472
UniFirst Corp/MA	4,667	725
		$2,991		Internet - 0.01%
Toys, Games & Hobbies - 0.05%				Airbnb, Inc 0.00% (b),(d),(e),(f)	1,685	177
Bandai Namco Holdings Inc	27,200	878		Dropbox Inc 0.00% (b),(d),(e),(f)	2,671	36
Nintendo Co Ltd	1,200	547				$213
		$1,425		Investment Companies - 0.14%
Transportation - 1.09%				Mandatory Exchangeable Trust 5.75%,	18,658	3,892
Canadian National Railway Co	50,942	3,941		06/03/2019(c)
CJ Logistics Corp (b)	2,182	267
CSX Corp	49,602	2,664		Metal Fabrication & Hardware - 0.01%
Deutsche Post AG	39,965	1,823		Rexnord Corp 5.75%, 11/15/2019	2,750	174
Expeditors International of Washington Inc	10,341	672
(a)				Oil & Gas - 0.01%
FedEx Corp	303	75		Chesapeake Energy Corp 5.75% (k)	355	201
Genesee & Wyoming Inc (b)	34,597	2,405
Golar LNG Ltd	259,906	7,023		Pharmaceuticals - 0.01%
Hornbeck Offshore Services Inc (b)	70,805	229		Teva Pharmaceutical Industries Ltd 7.00%,	725	258
Kamigumi Co Ltd	34,000	743		12/15/2018
Kansas City Southern (a)	6,995	721
Keikyu Corp	24,700	441		REITs - 0.06%
Kintetsu Group Holdings Co Ltd	8,600	330		Welltower Inc 6.50% (a),(k)	28,100	1,531
Knight-Swift Transportation Holdings Inc	17,020	820
Mitsui OSK Lines Ltd	43,400	1,352		Retail - 0.00%
Nippon Yusen KK	81,226	1,755		Jand Inc 0.00% (b),(d),(e),(f)	3,781	40
Student Transportation Inc	7,034	53
Union Pacific Corp	9,450	1,231		TOTAL CONVERTIBLE PREFERRED STOCKS		$11,095
United Parcel Service Inc (g)	13,553	1,415		PREFERRED STOCKS - 0.21%	Shares Held	Value (000's)
XPO Logistics Inc (b)	8,072	794		Automobile Manufacturers - 0.06%
ZTO Express Cayman Inc ADR(b)	43,740	694		Porsche Automobil Holding SE 1.01%	14,048	1,170
		$29,448		Volkswagen AG 3.96%	2,548	496
Water - 0.01%						$1,666
Veolia Environnement SA	13,004	316		Banks - 0.03%
				Itau Unibanco Holding SA 0.18%	55,300	868
TOTAL COMMON STOCKS		$1,050,695
INVESTMENT COMPANIES - 16.79%	Shares Held	Value (000	's)	Chemicals - 0.01%
Exchange Traded Funds - 0.08%				FUCHS PETROLUB SE 0.91%	6,105	345
Financial Select Sector SPDR Fund	30,168	871		Electrical Components & Equipment - 0.00%
PowerShares QQQ Trust Series 1	7,273	1,216		Lithium Technology Corp 0.00% (b),(d),(e),(f)	59,552	18
		$2,087
Money Market Funds - 16.71%				Internet - 0.06%
Morgan Stanley Institutional Liquidity Funds	24,982,722	24,983		General Assembly Space, Inc 0.00% (b),(d),(f)	2,184	107
- Government Portfolio (a),(h)				Pinterest Inc 0.00% (b),(d),(e),(f)	87,425	608
Principal Government Money Market Fund	426,294,431	426,294		Uber Technologies Inc 0.00% (b),(d),(e),(f)	15,196	534
(i),(j)				Veracode Inc 0.00% (b),(d),(e),(f)	6,031	24
		$451,277		Zuora Inc 0.00% (b),(d),(e),(f)	40,988	267
TOTAL INVESTMENT COMPANIES		$453,364				$1,540
				Private Equity - 0.01%
				Forward Venture Services LLC 0.00%	54,650	272
				(b),(d),(e),(f)

				Real Estate - 0.02%
				WeWork Cos Inc Series D-1 0.00% (b),(d),(e),(f)	4,867	252

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value (000's)	Principal
Real Estate (continued)				BONDS (continued)	Amount (000's) Value (000's)
WeWork Cos Inc Series D-2 0.00% (b),(d),(e),(f)	3,824		$198	Automobile Asset Backed Securities (continued)
			$450	First Investors Auto Owner Trust 2016-2
Software - 0.01%				3.35%, 11/15/2022 (c)	$70	$69
Marklogic Corp 0.00% (b),(d),(e),(f)	14,832		146	Flagship Credit Auto Trust 2015-1
				3.76%, 06/15/2021 (c)	165	166
Telecommunications - 0.01%				Ford Credit Auto Owner Trust 2015-B
Goodman Networks Inc 0.00% (b),(d),(e),(f)	169,992		213
				1.16%, 11/15/2019	128	128
Trucking & Leasing - 0.00%				Ford Credit Auto Owner Trust 2016-C
AerGen Aviation Finance Ltd 0.00%	12,150		51	1.73%, 09/15/2019	760	760
(b),(d),(e),(f)				1 Month LIBOR + 0.14%
TOTAL PREFERRED STOCKS			$5,569	Ford Credit Auto Owner Trust 2017-A
	Principal Amount			1.71%, 12/15/2019	487	487
BONDS - 28.59%	(000	's)	Value (000's)	1 Month LIBOR + 0.12%
Aerospace & Defense - 0.19%				Hertz Vehicle Financing II LP
				3.29%, 10/25/2023 (c)	315	312
Embraer Netherlands Finance BV
5.05%, 06/15/2025	$310		$321	Honda Auto Receivables 2016-4 Owner
5.40%, 02/01/2027	280		297	Trust
Embraer Overseas Ltd				1.21%, 12/18/2020	1,145	1,130
5.70%, 09/16/2023 (c)	320		342	Honda Auto Receivables 2017-1 Owner
Leonardo US Holdings Inc				Trust
6.25%, 01/15/2040 (c)	716		795	1.72%, 07/21/2021	310	307
StandardAero Aviation Holdings Inc				Honda Auto Receivables 2017-3 Owner
10.00%, 07/15/2023 (c)	2,000		2,170	Trust
Triumph Group Inc				1.79%, 09/20/2021	380	374
7.75%, 08/15/2025	1,260		1,304	Honda Auto Receivables 2018-1 Owner
			$5,229	Trust
				2.64%, 02/15/2022 (e),(f)	1,175	1,175
Airlines - 0.13%
Latam Airlines 2015-1 Pass Through Trust				Motor 2017-1 PLC
				2.15%, 09/25/2024 (c)	715	716
4.50%, 08/15/2025	1,001		993
VistaJet Malta Finance PLC / VistaJet Co				1 Month LIBOR + 0.53%
Finance LLC				Nissan Auto Receivables 2016-B Owner
7.75%, 06/01/2020 (c)	2,737		2,655	Trust
			$3,648	1.89%, 04/15/2019	97	97
Automobile Asset Backed Securities - 0.68%				1 Month LIBOR + 0.30%
AmeriCredit Automobile Receivables 2015-				Nissan Auto Receivables 2016-C Owner
4				Trust
3.72%, 12/08/2021	189		192	1.18%, 01/15/2021	200	197
AmeriCredit Automobile Receivables Trust				Nissan Auto Receivables 2017-A Owner
2016-2				Trust
3.65%, 05/09/2022	80		81	1.65%, 01/15/2020	175	175
CarMax Auto Owner Trust 2017-4				1 Month LIBOR + 0.06%
1.72%, 04/15/2021	805		805	1.74%, 08/16/2021	375	370
1 Month LIBOR + 0.13%				Nissan Auto Receivables 2018-A Owner
				Trust
CIG AUTO RECEIVABLES TRUST 2017-				2.65%, 05/16/2022 (e),(f)	745	745
1
2.71%, 05/15/2023 (c)	124		123	Prestige Auto Receivables Trust 2016-1
				5.15%, 11/15/2021 (c)	815	829
CPS Auto Receivables Trust 2016-B
8.14%, 05/15/2023 (c)	855		906	Toyota Auto Receivables 2016-C
CPS Auto Receivables Trust 2017-D				1.14%, 08/17/2020	165	163
3.73%, 09/15/2023 (c)	190		188	Toyota Auto Receivables 2016-D Owner
CPS Auto Receivables Trust 2018-A				Trust
3.05%, 12/15/2023 (c)	105		105	1.72%, 05/15/2019	125	125
Drive Auto Receivables Trust 2018-1				1 Month LIBOR + 0.13%
3.81%, 05/15/2024	685		684	Toyota Auto Receivables 2017-A Owner
DT Auto Owner Trust 2014-3				Trust
4.47%, 11/15/2021 (c)	158		160	1.66%, 09/16/2019	354	354
DT Auto Owner Trust 2015-2				1 Month LIBOR + 0.07%
4.25%, 02/15/2022 (c)	260		263	1.73%, 02/16/2021	460	456
DT Auto Owner Trust 2016-1				Toyota Auto Receivables 2017-C Owner
4.66%, 12/15/2022 (c)	1,335		1,356	Trust
DT Auto Owner Trust 2016-2				1.67%, 07/15/2020	1,315	1,315
5.43%, 11/15/2022 (c)	820		841	1 Month LIBOR + 0.08%
Fifth Third Auto Trust 2017-1				USAA Auto Owner Trust 2016-1
1.74%, 04/15/2020	405		405	1.20%, 06/15/2020	251	250
1 Month LIBOR + 0.15%				Veros Automobile Receivables Trust 2017-
				1
First Investors Auto Owner Trust 2014-1				2.84%, 04/17/2023 (c)	260	259
3.28%, 04/15/2021 (c)	70		70
First Investors Auto Owner Trust 2014-2				Westlake Automobile Receivables Trust
3.47%, 02/15/2021 (c)	120		120	2017-1
				3.46%, 10/17/2022 (c)	145	146
First Investors Auto Owner Trust 2015-1
3.59%, 01/18/2022 (c)	100		100	Westlake Automobile Receivables Trust
				2018-1
First Investors Auto Owner Trust 2015-2				3.41%, 05/15/2023 (c)	175	175
4.22%, 12/15/2021 (c)	565		570
						$18,249

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Floor Plan Asset Backed Securities – 0.03%				Banks (continued)
NextGear Floorplan Master Owner Trust				RESPARCS Funding II LP
2.27%, 10/17/2022 (c)		$190	$191	7.50%, 12/31/2049 (k)	$767	$425
1 Month LIBOR + 0.68%				Sumitomo Mitsui Banking Corp
2.44%, 04/18/2022 (c)		715	723	2.24%, 01/11/2019	1,225	1,229
1 Month LIBOR + 0.85%				3 Month LIBOR + 0.54%
			$914	2.48%, 07/23/2018	600	601
Automobile Manufacturers - 0.17%				3 Month LIBOR + 0.74%
BMW US Capital LLC				Toronto-Dominion Bank/The
2.00%, 09/13/2019 (c)		1,205	1,211	2.15%, 01/18/2019	630	632
3 Month LIBOR + 0.41%				3 Month LIBOR + 0.42%
General Motors Financial Co Inc				US Bank NA/Cincinnati OH
2.65%, 04/13/2020		1,500	1,517	2.06%, 01/24/2020	1,255	1,256
3 Month LIBOR + 0.93%				3 Month LIBOR + 0.32%
Nissan Motor Acceptance Corp				Wells Fargo & Co
2.30%, 01/13/2020 (c)		1,215	1,221	2.37%, 04/23/2018	615	616
3 Month LIBOR + 0.58%				3 Month LIBOR + 0.63%
Toyota Motor Credit Corp						$36,870
2.17%, 10/18/2019		605	608	Beverages - 0.25%
3 Month LIBOR + 0.44%				CEDC Finance Corp International Inc
			$4,557	10.00%, 12/31/2022 (c)	5,338	4,737
Banks - 1.36%				PepsiCo Inc
ABQ Finance Ltd				1.82%, 05/02/2019	1,430	1,430
3.50%, 02/22/2022		5,875	5,720	3 Month LIBOR + 0.04%
Banco Hipotecario SA				1.97%, 10/04/2019	610	612
26.77%, 11/07/2022 (c)	ARS	10,245	510	3 Month LIBOR + 0.27%
Argentina Deposit Rates Badlar + 4.00%						$6,779
23.71%, 01/12/2020 (c)		9,230	447	Biotechnology - 0.10%
Argentina Deposit Rates Badlar + 2.50%				Gilead Sciences Inc
Banco Macro SA				1.85%, 03/20/2019	1,415	1,416
17.50%, 05/08/2022 (c)		5,115	240	3 Month LIBOR + 0.22%
Banco Supervielle SA				1.88%, 09/20/2019	1,415	1,417
27.27%, 08/09/2020 (c)		11,000	546	3 Month LIBOR + 0.25%
Argentina Deposit Rates Badlar + 4.50%						$2,833
Bank of America Corp				Building Materials - 0.02%
2.73%, 03/22/2018		$605	605	Cemex SAB de CV
3 Month LIBOR + 1.07%				6.13%, 05/05/2025 (c)	650	686
Capital One NA
3.03%, 08/17/2018		550	552	Chemicals - 0.30%
3 Month LIBOR + 1.15%				Braskem Netherlands Finance BV
Citibank NA				3.50%, 01/10/2023 (c)	3,675	3,556
2.19%, 02/12/2021		1,385	1,384	Mexichem SAB de CV
3 Month LIBOR + 0.35%				4.00%, 10/04/2027 (c)	345	330
Financiera de Desarrollo Territorial SA				Petkim Petrokimya Holding AS
Findeter				5.88%, 01/26/2023 (c)	4,300	4,309
7.88%, 08/12/2024 (c)	COP	3,380,000	1,200			$8,195
HSH N Funding I Via Banque de				Commercial Mortgage Backed Securities - 1.15%
Luxembourg				Banc of America Commercial Mortgage
1.99%, 12/31/2049 (k)	EUR	3,630	1,926	Trust 2007-4
Euribor 12 Month + 2.15%				5.87%, 02/10/2051 (c),(o)	1,740	1,757
Itau Unibanco Holding SA/Cayman Island				BXMT 2017-FL1 Ltd
6.13%, 12/31/2049 (c),(k),(m)		$5,700	5,755	3.54%, 06/15/2035 (c)	365	366
U.S. Treasury 5-Year Note + 3.98%				1 Month LIBOR + 1.95%
JPMorgan Chase & Co				CCRESG Commercial Mortgage Trust 2016-
2.16%, 06/01/2021		1,425	1,436	HEAT
3 Month LIBOR + 0.68%				5.49%, 04/10/2029 (c),(o)	255	253
JPMorgan Chase Bank NA				CFCRE Commercial Mortgage Trust 2017-
2.07%, 02/13/2020		1,385	1,384	C8
3 Month LIBOR + 0.25%				4.95%, 06/15/2050 (o)	710	718
2.26%, 09/23/2019		1,215	1,223	Citigroup Commercial Mortgage Trust 2014-
3 Month LIBOR + 0.59%				GC19
Kreditanstalt fuer Wiederaufbau				4.40%, 03/10/2047 (c),(o)	1,795	1,345
2.38%, 12/29/2022 (n)		2,325	2,277	4.90%, 03/10/2047 (c),(o)	3,229	2,986
2.88%, 04/03/2028		465	459	Citigroup Commercial Mortgage Trust 2017-
Morgan Stanley				C4
3.03%, 04/25/2018		605	606	3.00%, 10/12/2050 (c)	757	614
3 Month LIBOR + 1.28%				COBALT CMBS Commercial Mortgage
QNB Finansbank AS/Turkey				Trust 2007-C2
4.88%, 05/19/2022 (c)		6,000	5,841	5.62%, 04/15/2047 (o)	5,060	5,016
				COMM 2015-CCRE25 Mortgage Trust
				3.80%, 08/10/2048 (o)	2,280	1,859
				COMM 2015-LC21 Mortgage Trust
				1.06%, 07/10/2048 (c),(o),(p)	3,125	202

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Services (continued)
COMM 2016-SAVA Mortgage Trust			Corporate Risk Holdings LLC
4.58%, 10/15/2034 (c)	$370	$371	9.50%, 07/01/2019 (c)	$10,489	$10,856
1 Month LIBOR + 3.00%			KAR Auction Services Inc
Commercial Mortgage Trust 2005-GG5			5.13%, 06/01/2025 (c)	221	223
5.57%, 04/10/2037 (o)	1,998	1,963	Monitronics International Inc
CSMC 2014-USA OA LLC			9.13%, 04/01/2020	2,500	2,175
4.37%, 09/15/2037 (c)	825	733	Sotheby's
Ginnie Mae			4.88%, 12/15/2025 (c)	1,041	1,010
0.60%, 01/16/2053 (o),(p)	6,932	236			$26,753
GS Mortgage Securities Trust 2007-GG10			Computers - 0.27%
5.79%, 08/10/2045 (o)	307	312	Apple Inc
GS Mortgage Securities Trust 2015-GC32			1.99%, 02/07/2020	720	722
4.41%, 07/10/2048 (c),(o)	2,476	1,667	3 Month LIBOR + 0.20%
JP Morgan Chase Commercial Mortgage			IBM Credit LLC
Securities Trust 2007-CIBC20			1.95%, 02/05/2021	1,370	1,369
6.28%, 02/12/2051 (c),(o)	197	201	3 Month LIBOR + 0.16%
JP Morgan Chase Commercial Mortgage			International Business Machines Corp
Securities Trust 2007-LDP10			1.99%, 01/27/2020	1,255	1,259
5.46%, 01/15/2049 (o)	52	52	3 Month LIBOR + 0.23%
JP Morgan Chase Commercial Mortgage			West Corp
Securities Trust 2013-C13			8.50%, 10/15/2025 (c)	4,000	3,880
3.99%, 01/15/2046 (c),(o)	268	223			$7,230
JP Morgan Chase Commercial Mortgage			Credit Card Asset Backed Securities - 0.49%
Securities Trust 2015-SGP			American Express Credit Account Master
6.09%, 07/15/2036 (c)	785	789	Trust
1 Month LIBOR + 4.50%			2.04%, 05/15/2023	1,260	1,238
Morgan Stanley Bank of America Merrill			American Express Issuance Trust II
Lynch Trust 2017-C34			2.02%, 08/15/2019	570	571
0.89%, 11/15/2052 (c),(o),(p)	3,150	212	1 Month LIBOR + 0.43%
Morgan Stanley Capital I Trust 2011-C2			BA Credit Card Trust
5.48%, 06/15/2044 (c),(o)	475	468	1.95%, 08/15/2022	1,030	1,016
Motel 6 Trust 2017-M6MZ			2.70%, 07/17/2023 (e),(f)	1,365	1,365
8.51%, 08/15/2019 (c)	1,395	1,404	Capital One Multi-Asset Execution Trust
1 Month LIBOR + 6.93%			2.00%, 01/17/2023	620	612
SCG Trust 2013-SRP1			Chase Issuance Trust
4.34%, 11/15/2026 (c)	365	362	1.89%, 01/18/2022	1,260	1,264
1 Month LIBOR + 2.50%			1 Month LIBOR + 0.30%
5.09%, 11/15/2026 (c)	400	395	Citibank Credit Card Issuance Trust
1 Month LIBOR + 3.25%			1.75%, 11/19/2021	1,210	1,194
5.18%, 11/15/2026 (c)	850	832	1.80%, 04/07/2022	1,330	1,332
1 Month LIBOR + 3.34%			1 Month LIBOR + 0.22%
Tharaldson Hotel Portfolio Trust 2018-			1.84%, 01/19/2021	1,260	1,262
THPT			1 Month LIBOR + 0.25%
3.58%, 11/11/2034 (c)	977	979	1.92%, 04/07/2022	1,330	1,309
1 Month LIBOR + 2.00%			2.49%, 01/20/2023	1,370	1,360
Wachovia Bank Commercial Mortgage Trust			Tidewater Sales Finance Master Trust Series
Series 2006-C25			2017-A
5.19%, 05/15/2043 (c),(o)	809	751	4.55%, 04/15/2021 (c)	435	432
Wachovia Bank Commercial Mortgage Trust			World Financial Network Credit Card Master
Series 2007-C30			Trust
5.48%, 12/15/2043 (o)	368	370	2.07%, 02/15/2022	165	165
Wells Fargo Commercial Mortgage Trust			1 Month LIBOR + 0.48%
2016-NXS6					$13,120
2.00%, 11/15/2049 (c),(o),(p)	7,575	1,033
2.31%, 11/15/2049 (c),(o)	2,570	1,293	Distribution & Wholesale - 0.04%
			H&E Equipment Services Inc
WFRBS Commercial Mortgage Trust 2011-			5.63%, 09/01/2025 (c)	1,000	1,023
C4
5.23%, 06/15/2044 (c),(o)	845	820
			Diversified Financial Services - 0.90%
WFRBS Commercial Mortgage Trust 2012-			Ally Financial Inc
C6			4.75%, 09/10/2018	1,300	1,312
5.58%, 04/15/2045 (c),(o)	500	486
			American Express Credit Corp
WFRBS Commercial Mortgage Trust 2012-			2.57%, 11/05/2018	605	607
C7			3 Month LIBOR + 0.78%
4.83%, 06/15/2045 (c),(o)	160	129
			ASP AMC Merger Sub Inc
		$31,197	8.00%, 05/15/2025 (c)	4,422	4,201
Commercial Services - 0.99%			CPPIB Capital Inc
APX Group Inc			2.75%, 11/02/2027 (c),(n)	332	319
7.63%, 09/01/2023	1,300	1,383	Ocwen Loan Servicing LLC
Atento Luxco 1 SA			8.38%, 11/15/2022 (c)	1,986	2,016
6.13%, 08/10/2022	6,685	6,863	Turkiye Sinai Kalkinma Bankasi AS
Cenveo Corp			4.88%, 05/18/2021	6,616	6,535
0.00%, 08/01/2019 (b),(c)	8,934	4,243

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Gas – 0.08%
Unifin Financiera SAB de CV SOFOM				NGL Energy Partners LP / NGL Energy
ENR				Finance Corp
7.25%, 09/27/2023		$7,815	$7,971	5.13%, 07/15/2019		$725	$727
USAA Capital Corp				6.13%, 03/01/2025		360	346
2.00%, 02/01/2019 (c)		1,430	1,431	6.88%, 10/15/2021		45	45
3 Month LIBOR + 0.23%				7.50%, 11/01/2023		920	924
			$24,392				$2,042
Electric - 0.51%				Hand & Machine Tools - 0.12%
Empresas Publicas de Medellin ESP				Apex Tool Group LLC
8.38%, 11/08/2027 (c)	COP	2,150,000	777	7.00%, 02/01/2021 (c)		1,084	1,104
Enel SpA				Apex Tool Group LLC / BC Mountain
8.75%, 09/24/2073 (c),(m)		$1,700	2,045	Finance Inc
USSW5 Index Spread + 5.88%				9.00%, 02/15/2023 (c)		2,114	2,108
GenOn Energy Inc							$3,212
0.00%, 10/15/2018 (b)		5,581	4,646	Healthcare - Services - 0.02%
0.00%, 10/15/2020 (b)		6,661	5,545	Polaris Intermediate Corp
Infraestructura Energetica Nova SAB de CV				8.50%, PIK 9.25%, 12/01/2022 (c),(l),(o)		560	571
3.75%, 01/14/2028 (c)		430	409
4.88%, 01/14/2048 (c)		270	248	Insurance - 0.31%
			$13,670	Acrisure LLC / Acrisure Finance Inc
Electronics - 0.04%				7.00%, 11/15/2025 (c)		2,000	1,955
TTM Technologies Inc				Alliant Holdings Intermediate LLC / Alliant
5.63%, 10/01/2025 (c)		1,000	995	Holdings Co-Issuer
				8.25%, 08/01/2023 (c)		2,265	2,356
Engineering & Construction - 0.17%				Ardonagh Midco 3 PLC
ABG Orphan Holdco Sarl				8.38%, 07/15/2023 (c)	GBP	655	922
14.00%, PIK 14.00%, 02/28/2021(l),(o)		3,103	3,297	Berkshire Hathaway Finance Corp
AECOM				2.03%, 01/10/2020		$1,225	1,231
5.13%, 03/15/2027		1,240	1,201	3 Month LIBOR + 0.32%
			$4,498	2.07%, 03/07/2018		605	605
Entertainment - 0.09%				3 Month LIBOR + 0.55%
Eldorado Resorts Inc				Metropolitan Life Global Funding I
6.00%, 04/01/2025		2,298	2,367	1.91%, 09/14/2018 (c)		1,205	1,207
WMG Acquisition Corp				3 Month LIBOR + 0.34%
5.50%, 04/15/2026 (c),(f),(q)		104	104				$8,276
			$2,471	Internet - 0.17%
Environmental Control - 0.12%				Netflix Inc
GFL Environmental Inc				4.38%, 11/15/2026		4,524	4,343
5.38%, 03/01/2023 (c)		362	362	4.88%, 04/15/2028 (c)		189	186
Waste Pro USA Inc							$4,529
5.50%, 02/15/2026 (c)		2,933	2,948	Iron & Steel - 0.05%
			$3,310	Gerdau Trade Inc
Food - 0.54%				4.88%, 10/24/2027 (c)		715	713
BRF GmbH				Vale Overseas Ltd
4.35%, 09/29/2026 (c)		840	780	6.25%, 08/10/2026		460	519
BRF SA							$1,232
7.75%, 05/22/2018 (c)	BRL	1,500	458	Leisure Products & Services - 0.41%
ESAL GmbH				Constellation Merger Sub Inc
6.25%, 02/05/2023		$6,025	5,726	8.50%, 09/15/2025 (c)		4,365	4,275
Fresh Market Inc/The				LTF Merger Sub Inc
9.75%, 05/01/2023 (c)		762	516	8.50%, 06/15/2023 (c)		3,168	3,319
Grupo Bimbo SAB de CV				Silversea Cruise Finance Ltd
4.70%, 11/10/2047 (c)		1,430	1,369	7.25%, 02/01/2025 (c)		1,322	1,411
JBS USA LUX SA / JBS USA Finance Inc				Viking Cruises Ltd
5.75%, 06/15/2025 (c)		540	516	5.88%, 09/15/2027 (c)		1,805	1,760
7.25%, 06/01/2021 (c)		625	633	VOC Escrow Ltd
MARB BondCo PLC				5.00%, 02/15/2028 (c)		366	356
6.88%, 01/19/2025 (c)		735	702				$11,121
Nova Austral SA				Lodging - 0.19%
8.25%, 05/26/2021 (c)		3,900	3,897	Diamond Resorts International Inc
			$14,597	7.75%, 09/01/2023 (c)		2,778	2,997
Forest Products & Paper - 0.06%				10.75%, 09/01/2024 (c)		2,074	2,247
Celulosa Arauco y Constitucion SA							$5,244
5.50%, 11/02/2047 (c)		525	534	Machinery - Construction & Mining - 0.05%
Fibria Overseas Finance Ltd				Caterpillar Financial Services Corp
4.00%, 01/14/2025		605	594	2.22%, 01/10/2020		1,225	1,233
Suzano Austria GmbH				3 Month LIBOR + 0.51%
5.75%, 07/14/2026 (c)		480	511
			$1,639

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified - 0.17%				Mortgage Backed Securities (continued)
Cloud Crane LLC				Banc of America Alternative Loan Trust
10.13%, 08/01/2024 (c)		$4,075	$4,564	2003-8
				5.50%, 10/25/2033		$102	$104
Media - 0.53%				Banc of America Funding 2004-B Trust
Altice Financing SA				3.48%, 11/20/2034 (o)		172	170
7.50%, 05/15/2026 (c)		3,725	3,753	Banc of America Funding 2005-5 Trust
7.50%, 05/15/2026		1,300	1,310	5.50%, 09/25/2035		53	56
AMC Networks Inc				Banc of America Funding 2005-7 Trust
4.75%, 08/01/2025		1,111	1,076	5.75%, 11/25/2035		105	111
CBS Radio Inc				Banc of America Funding 2007-4 Trust
7.25%, 11/01/2024 (c)		430	443	5.50%, 11/25/2034		166	170
Clear Channel Worldwide Holdings Inc				Banc of America Mortgage 2005-A Trust
7.63%, 03/15/2020		1,145	1,144	3.70%, 02/25/2035 (o)		44	44
DISH DBS Corp				Banc of America Mortgage 2005-I Trust
5.88%, 11/15/2024		615	576	3.39%, 10/25/2035 (o)		352	346
7.75%, 07/01/2026		255	251	BCAP LLC Trust 2007-AA2
Grupo Televisa SAB				6.00%, 03/25/2022		185	184
7.25%, 05/14/2043	MXN	4,370	171	CHL Mortgage Pass-Through Trust 2004-
Lee Enterprises Inc				12
9.50%, 03/15/2022 (c)		$2,209	2,314	3.74%, 08/25/2034 (o)		94	92
NBCUniversal Enterprise Inc				CHL Mortgage Pass-Through Trust 2004-
5.25%, 12/19/2049 (c),(k)		1,205	1,241	HYB4
Telenet Finance Luxembourg Notes Sarl				3.57%, 09/20/2034 (o)		46	45
5.50%, 03/01/2028 (c)		1,400	1,351	CHL Mortgage Pass-Through Trust 2004-
Time Warner Cable LLC				HYB8
4.50%, 09/15/2042		645	583	3.10%, 01/20/2035 (o)		91	90
			$14,213	Citigroup Mortgage Loan Trust 2005-3
Metal Fabrication & Hardware - 0.03%				3.51%, 08/25/2035 (o)		565	564
Zekelman Industries Inc				Credit Suisse First Boston Mortgage
9.88%, 06/15/2023 (c)		655	721	Securities Corp
				3.53%, 11/25/2033 (o)		77	77
Mining - 0.15%				3.66%, 12/25/2033 (o)		53	53
Constellium NV				CSFB Mortgage-Backed Pass-Through
6.63%, 03/01/2025 (c)		3,467	3,588	Certificates Series 2003-27
First Quantum Minerals Ltd				5.75%, 11/25/2033		51	52
6.50%, 03/01/2024 (c)		205	204	Deutsche Mortgage Securities Inc Mortgage
6.88%, 03/01/2026 (c)		205	204	Loan Trust 2004-4
			$3,996	1.97%, 06/25/2034		177	171
Miscellaneous Manufacturers - 0.17%				1 Month LIBOR + 0.35%
FXI Holdings Inc				DSLA Mortgage Loan Trust 2005-AR5
7.88%, 11/01/2024 (c)		1,391	1,372	1.92%, 09/19/2045		178	145
General Electric Co				1 Month LIBOR + 0.33%
2.40%, 04/02/2018		354	354	Dukinfield 2 Plc
3 Month LIBOR + 0.71%				1.76%, 12/20/2052	GBP	374	521
Siemens Financieringsmaatschappij NV				LIBOR GBP 3M + 1.25%
2.22%, 05/25/2018 (c)		400	400	Eurosail-UK 2007-2np PLC
3 Month LIBOR + 0.28%				0.67%, 03/13/2045		138	186
Working Capital Solutions Funding LCC				LIBOR GBP 3M + 0.15%
8.33%, 08/30/2018 (e),(f)		2,400	2,400	Fannie Mae Connecticut Avenue Securities
			$4,526	3.82%, 01/25/2030		$40	41
Mortgage Backed Securities - 1.38%				1 Month LIBOR + 2.20%
Adjustable Rate Mortgage Trust 2004-4				5.17%, 07/25/2030		2,947	2,998
3.54%, 03/25/2035 (o)		79	77	1 Month LIBOR + 3.55%
Adjustable Rate Mortgage Trust 2005-1				6.47%, 10/25/2029		220	246
3.46%, 05/25/2035 (o)		237	240	1 Month LIBOR + 4.85%
Alternative Loan Trust 2003-22CB				7.37%, 07/25/2029		2,625	3,118
5.75%, 12/25/2033		141	145	1 Month LIBOR + 5.75%
Alternative Loan Trust 2003-9T1				Fannie Mae Interest Strip
5.50%, 07/25/2033		65	66	4.00%, 11/25/2040 (p)		14,193	2,989
Alternative Loan Trust 2004-14T2				Fannie Mae REMICS
5.50%, 08/25/2034		76	79	4.48%, 05/25/2047 (p)		2,460	493
Alternative Loan Trust 2004-16CB				1 Month LIBOR + 6.10%
5.50%, 07/25/2034		117	120	Freddie Mac Structured Agency Credit Risk
5.50%, 08/25/2034		127	130	Debt Notes
Alternative Loan Trust 2004-28CB				3.27%, 04/25/2024		280	284
5.75%, 01/25/2035		59	59	1 Month LIBOR + 1.65%
Alternative Loan Trust 2004-J10				3.47%, 10/25/2027		550	562
6.00%, 09/25/2034		232	241	1 Month LIBOR + 1.85%
Alternative Loan Trust 2004-J3				3.82%, 02/25/2024		402	414
5.50%, 04/25/2034		79	80	1 Month LIBOR + 2.20%
Alternative Loan Trust 2005-J1				6.07%, 03/25/2030		400	435
5.50%, 02/25/2025		144	146	1 Month LIBOR + 4.45%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk					Residential Asset Securitization Trust 2003-
Debt Notes (continued)					A9
6.57%, 07/25/2029			$1,619	$ 1,824	4.00%, 08/25/2033		$385	$385
1 Month LIBOR + 4.95%					Residential Asset Securitization Trust 2005-
10.42%, 03/25/2028			6,989	8,884	A8CB
1 Month LIBOR + 8.80%					5.38%, 07/25/2035		298	269
GMACM Mortgage Loan Trust 2005-AR1					RFMSI Series 2006-S1 Trust
3.97%, 03/18/2035 (o)			333	336	5.75%, 01/25/2036		94	94
GMACM Mortgage Loan Trust 2005-AR4					RFMSI Series 2006-SA2 Trust
3.97%, 07/19/2035 (o)			80	78	4.62%, 08/25/2036 (o)		493	460
GSR Mortgage Loan Trust 2005-4F					Rmac 2005-Ns3 PLC
6.50%, 02/25/2035			50	50	0.03%, 06/12/2043	EUR	50	61
HarborView Mortgage Loan Trust 2003-2					Euribor 3 Month + 0.36%
2.33%, 10/19/2033			645	627	RMAC Securities No 1 PLC
1 Month LIBOR + 0.74%					0.00%, 06/12/2044 (b)		96	116
IndyMac INDX Mortgage Loan Trust 2004-					Euribor 3 Month + 0.15%
AR12					Structured Adjustable Rate Mortgage Loan
2.40%, 12/25/2034			616	566	Trust
1 Month LIBOR + 0.78%					1.93%, 07/25/2035		$744	595
IndyMac INDX Mortgage Loan Trust 2004-					1 Month LIBOR + 0.31%
AR6					3.71%, 09/25/2034 (o)		217	220
3.72%, 10/25/2034 (o)			752	766	Structured Adjustable Rate Mortgage Loan
IndyMac INDX Mortgage Loan Trust 2004-					Trust Series 2004-6
AR7					3.36%, 06/25/2034 (o)		121	120
2.84%, 09/25/2034			173	157	Structured Asset Securities Corp Mortgage
1 Month LIBOR + 1.22%					Pass-Through Certificates Series 2004-20
IndyMac INDX Mortgage Loan Trust 2005-					5.75%, 11/25/2034		86	87
AR11					Structured Asset Securities Corp Trust 2005-
3.45%, 08/25/2035 (o)			730	660	1
IndyMac INDX Mortgage Loan Trust 2005-					5.50%, 02/25/2035		130	132
AR16	IP				Towd Point Mortgage Funding 2016-
2.26%, 07/25/2045			197	190	Granite1 PLC
1 Month LIBOR + 0.64%					1.92%, 07/20/2046	GBP	200	278
JP Morgan Mortgage Trust 2005-A2					LIBOR GBP 3M + 1.40%
3.55%, 04/25/2035 (o)			164	163	Wells Fargo Mortgage Backed Securities
JP Morgan Mortgage Trust 2006-A1					2003-M Trust
3.64%, 02/25/2036 (o)			240	222	3.73%, 12/25/2033 (o)		$202	204
Lehman XS Trust Series 2005-7N					Wells Fargo Mortgage Backed Securities
1.90%, 12/25/2035			71	61	2004-I Trust
1 Month LIBOR + 0.28%					3.53%, 07/25/2034 (o)		434	441
Lehman XS Trust Series 2006-2N					Wells Fargo Mortgage Backed Securities
1.88%, 02/25/2046			139	123	2004-O Trust
1 Month LIBOR + 0.26%					3.55%, 08/25/2034 (o)		91	93
Ludgate Funding PLC					Wells Fargo Mortgage Backed Securities
0.00%, 01/01/2061 (b)		EUR	104	124	2005-11 Trust
Euribor 3 Month + 0.16%					5.50%, 11/25/2035		24	24
1.12%, 01/01/2061		GBP	410	554	Wells Fargo Mortgage Backed Securities
LIBOR GBP 3M + 0.60%					2005-16 Trust
MASTR Adjustable Rate Mortgages Trust					6.00%, 01/25/2036		106	107
2004-7					Wells Fargo Mortgage Backed Securities
3.35%, 07/25/2034 (o)			$199	195	2005-AR10 Trust
MASTR Adjustable Rate Mortgages Trust					3.62%, 05/01/2035 (o)		62	63
2005-2					Wells Fargo Mortgage Backed Securities
3.40%, 03/25/2035 (o)			558	522	2005-AR12 Trust
MASTR Adjustable Rate Mortgages Trust					3.66%, 06/25/2035 (o)		116	119
2006-2								$37,246
3.75%, 04/25/2036 (o)			113	112	Oil & Gas - 1.36%
MASTR Alternative Loan Trust 2003-9					Bellatrix Exploration Ltd
5.25%, 11/25/2033			56	58	8.50%, 05/15/2020 (c)		1,040	852
MASTR Alternative Loan Trust 2004-5					California Resources Corp
5.50%, 06/25/2034			68	70	8.00%, 12/15/2022 (c)		745	590
6.00%, 06/25/2034			80	83	Cobalt International Energy Inc
MASTR Alternative Loan Trust 2004-8					0.00%, 12/01/2021 (b)		4,214	4,551
6.00%, 09/25/2034			380	404	0.00%, 12/01/2023 (b)		5,412	5,331
Merrill Lynch Mortgage Investors Trust					Cosan Luxembourg SA
Series MLCC 2006-2					7.00%, 01/20/2027 (c)		390	416
3.28%, 05/25/2036 (o)			37	37	Denbury Resources Inc
Newgate Funding PLC					9.00%, 05/15/2021 (c)		653	668
0.27%, 12/15/2050		EUR	148	178	9.25%, 03/31/2022 (c)		1,727	1,770
Euribor 3 Month + 0.60%
RALI Series 2006-QO4 Trust
1.81%, 04/25/2046			$202	190
1 Month LIBOR + 0.19%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Other Asset Backed Securities (continued)
Ensco PLC				AMMC CLO 18 Ltd
7.75%, 02/01/2026		$180	$170	8.61%, 05/26/2028 (c)	$1,750	$1,754
Geopark Ltd				3 Month LIBOR + 6.67%
6.50%, 09/21/2024 (c)		220	221	Apidos CLO XXII
Gulfport Energy Corp				7.74%, 10/20/2027 (c)	750	758
6.38%, 05/15/2025		705	695	3 Month LIBOR + 6.00%
Halcon Resources Corp				Apollo Aviation Securitization Equity Trust
6.75%, 02/15/2025		693	700	5.44%, 01/16/2038 (c),(e),(f)	248	248
MEG Energy Corp				Ascentium Equipment Receivables 2017-2
6.38%, 01/30/2023 (c)		295	253	Trust
7.00%, 03/31/2024 (c)		940	801	2.87%, 08/10/2022 (c)	80	79
Midstates Petroleum Co Inc				Avery Point VII CLO Ltd
0.00%, 06/01/2020 (b),(e),(f)		1,471	—	8.32%, 01/15/2028 (c)	1,400	1,433
OGX Austria GmbH				3 Month LIBOR + 6.60%
0.00%, 06/01/2018 (b),(c)		600	—	Bayview Opportunity Master Fund IIIa Trust
0.00%, 04/01/2022 (b),(c)		1,100	—	2017-RN7
Petrobras Global Finance BV				3.10%, 09/28/2032 (c),(o)	246	245
5.30%, 01/27/2025 (c)		589	577	Bayview Opportunity Master Fund IIIa Trust
5.63%, 05/20/2043		645	552	2017-RN8
5.75%, 02/01/2029		4,000	3,850	3.35%, 11/28/2032 (c),(o)	504	500
6.00%, 01/27/2028 (c)		3,925	3,866	Bayview Opportunity Master Fund IIIb Trust
6.25%, 12/14/2026	GBP	1,000	1,480	2017-RN2
7.25%, 03/17/2044		$245	249	3.47%, 04/28/2032 (c),(o)	40	40
Petroleos Mexicanos				Bayview Opportunity Master Fund IIIb Trust
5.35%, 02/12/2028 (c)		3,300	3,244	2017-RN3
6.35%, 02/12/2048 (c)		2,900	2,827	3.23%, 05/28/2032 (c),(o)	64	64
7.65%, 11/24/2021 (c)	MXN	6,500	328	Bayview Opportunity Master Fund IV Trust
Sanchez Energy Corp				2018-RN2
7.25%, 02/15/2023 (c)		$570	577	3.60%, 02/25/2033 (c),(o)	375	375
Shelf Drilling Holdings Ltd				Bayview Opportunity Master Fund IVa Trust
8.25%, 02/15/2025 (c)		165	166	2018-RN1
SRC Energy Inc				3.28%, 01/28/2033 (c),(e),(f),(o)	700	700
6.25%, 12/01/2025 (c)		155	157	Bayview Opportunity Master Fund IVb Trust
Vine Oil & Gas LP / Vine Oil & Gas Finance				2017-NPL1
Corp				3.60%, 01/28/2032 (c),(o)	109	109
8.75%, 04/15/2023 (c)		715	690	Bayview Opportunity Master Fund IVb Trust
YPF SA				2017-NPL2
6.95%, 07/21/2027 (c)		860	866	2.98%, 10/28/2032 (c),(o)	366	365
27.13%, 07/07/2020 (c)		410	343	BCC Funding XIV LLC
Argentina Deposit Rates Badlar + 4.00%				6.00%, 04/21/2025 (c)	250	249
			$36,790	Blackbird Capital Aircraft Lease
				Securitization Ltd 2016-1
Other Asset Backed Securities - 1.94%				4.21%, 12/16/2041 (c),(o)	238	242
AASET 2017-1 Trust				5.68%, 12/16/2041 (c),(o)	657	660
3.97%, 05/16/2042 (c)		235	234	BlueMountain CLO 2013-4 Ltd
AIM Aviation Finance Ltd				7.37%, 04/15/2025 (c)	3,000	2,970
5.07%, 02/15/2040 (c),(o)		1,083	1,046	3 Month LIBOR + 5.65%
AJAX Mortgage Loan Trust				Bowman Park CLO Ltd
3.47%, 04/25/2057 (c),(o)		92	92	7.32%, 11/23/2025 (c)	1,000	999
Ajax Mortgage Loan Trust 2016-B				3 Month LIBOR + 5.40%
4.00%, 09/25/2065 (c),(o)		438	438	CAM Mortgage Trust
Ajax Mortgage Loan Trust 2016-C				5.00%, 01/15/2056 (c),(o)	402	397
4.00%, 10/25/2057 (c),(o)		261	261	CCG Receivables Trust 2018-1
Ajax Mortgage Loan Trust 2017-B				3.42%, 06/16/2025 (c)	100	99
3.16%, 09/25/2056 (c),(o)		382	377	CLI Funding V LLC
ALM VII R Ltd				3.38%, 10/18/2029 (c)	457	452
8.86%, 10/15/2028 (c)		2,000	2,095	CLUB Credit Trust 2017-P1
3 Month LIBOR + 7.14%				2.42%, 09/15/2023 (c)	242	242
American Homes 4 Rent 2014-SFR2 Trust				Coinstar Funding LLC Series 2017-1
5.15%, 10/17/2036 (c)		280	299	5.22%, 04/25/2047 (c)	720	741
6.23%, 10/17/2036 (c)		695	772	Colony American Finance 2015-1 Ltd
American Homes 4 Rent 2014-SFR3 Trust				5.65%, 10/15/2047 (c)	550	570
6.42%, 12/17/2036 (c)		900	1,012	Colony American Finance 2016-1 Ltd
American Homes 4 Rent 2015-SFR1				4.64%, 06/15/2048 (c),(o)	260	259
5.64%, 04/17/2052 (c)		1,045	1,127	Colony American Homes 2015-1
AMMC CLO 17 Ltd				3.73%, 07/17/2032 (c)	730	730
8.59%, 11/15/2027 (c)		2,500	2,505	1 Month LIBOR + 2.15%
3 Month LIBOR + 6.75%				4.58%, 07/17/2032 (c)	170	171
				1 Month LIBOR + 3.00%
				5.23%, 07/17/2032 (c)	580	582
				1 Month LIBOR + 3.65%
				Diamond Resorts Owner Trust
				6.07%, 10/22/2029 (c)	210	206

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)			Other Asset Backed Securities (continued)
Five Guys Funding LLC			Sound Point Clo XV Ltd
4.60%, 07/25/2047 (c)	$219	$ 222	7.70%, 01/23/2029 (c)	$1,500	$1,517
GCA2014 Holdings Ltd - Class C			3 Month LIBOR + 5.96%
6.00%, 01/05/2030 (c),(e),(f)	634	466	SpringCastle America Funding LLC
GCA2014 Holdings Ltd - Class D			3.05%, 04/25/2029 (c)	191	192
7.50%, 01/05/2030 (c),(e),(f)	254	101	Sprite 2017-1 Ltd
GCA2014 Holdings Ltd - Class E			5.75%, 12/15/2037 (c)	740	739
0.00%, 01/05/2030 (b),(c),(e),(f)	1,030	—	TAL Advantage V LLC
GCAT 2017-2 LLC			3.55%, 11/20/2038 (c)	302	297
3.50%, 04/25/2047 (c),(o)	307	305	THL Credit Wind River 2014-3 CLO Ltd
GCAT 2017-3 LLC			7.34%, 01/22/2027 (c)	3,000	3,000
3.35%, 04/25/2047 (c),(o)	192	192	3 Month LIBOR + 5.60%
GCAT 2017-4 LLC			Thunderbolt Aircraft Lease Ltd
3.23%, 05/25/2022 (c),(o)	42	42	5.75%, 05/17/2032 (c),(o)	237	239
GCAT 2017-5 LLC			Verizon Owner Trust 2017-3
3.23%, 07/25/2047 (c),(o)	132	131	1.86%, 04/20/2022 (c)	535	536
Global Container Assets Ltd			1 Month LIBOR + 0.27%
4.50%, 02/05/2030 (c)	345	328	VOLT LIV LLC
Harbour Aircraft Investments Ltd			3.50%, 02/25/2047 (c),(o)	111	111
8.00%, 11/15/2037 (e),(f)	1,432	1,428	5.87%, 02/25/2047 (c),(o)	545	546
Invitation Homes 2015-SFR1 Trust			VOLT LV LLC
5.78%, 03/17/2032 (c)	690	693	3.50%, 03/25/2047 (c),(o)	295	294
1 Month LIBOR + 4.20%			VOLT LVI LLC
Invitation Homes 2015-SFR3 Trust			3.50%, 03/25/2047 (c),(o)	468	468
5.33%, 08/17/2032 (c)	430	433	5.88%, 03/25/2047 (c),(o)	650	651
1 Month LIBOR + 3.75%			VOLT LVII LLC
Invitation Homes 2018-SFR1 Trust			3.38%, 04/25/2047 (c),(o)	110	110
3.57%, 03/17/2037 (c)	105	106	VOLT LXI LLC
1 Month LIBOR + 2.00%			3.13%, 06/25/2047 (c),(o)	308	307
Kabbage Asset Securitization LLC			VOLT LXIII LLC
8.00%, 03/15/2022 (c)	253	265	3.00%, 10/25/2047 (c),(o)	270	268
Magnetite IX Ltd			VOLT XL LLC
7.50%, 07/25/2026 (c)	1,750	1,739	4.88%, 11/27/2045 (c),(o)	215	214
3 Month LIBOR + 5.75%			WAVE 2017-1 Trust
NYMT Residential 2016-RP1			5.68%, 11/15/2042 (c),(e),(f)	299	300
4.00%, 03/25/2021 (c),(o)	75	75			$52,461
Oak Hill Advisors Residential Loan Trust			Packaging & Containers - 0.09%
2017-NPL2			BWAY Holding Co
3.00%, 07/25/2057 (c),(o)	508	505	5.50%, 04/15/2024 (c)	2,416	2,470
4.88%, 07/25/2057 (c),(o)	705	699
Oak Hill Advisors Residential Loan Trust			Pharmaceuticals - 0.11%
2017-NPLA			Endo Dac / Endo Finance LLC / Endo Finco
3.00%, 06/25/2057 (c),(o)	226	224	Inc
OneMain Financial Issuance Trust 2014-2			6.00%, 02/01/2025 (c)	2,920	2,095
3.02%, 09/18/2024 (c)	77	77	Merck & Co Inc
5.31%, 09/18/2024 (c)	1,210	1,216	2.23%, 05/18/2018	605	605
OneMain Financial Issuance Trust 2015-1			3 Month LIBOR + 0.36%
3.19%, 03/18/2026 (c)	194	194	Teva Pharmaceutical Finance Netherlands III
OneMain Financial Issuance Trust 2015-2			BV
5.64%, 07/18/2025 (c)	625	630	4.10%, 10/01/2046	340	251
OneMain Financial Issuance Trust 2015-3					$2,951
4.16%, 11/20/2028 (c)	790	799	Pipelines - 0.11%
OneMain Financial Issuance Trust 2016-2			EnLink Midstream Partners LP
5.94%, 03/20/2028 (c)	1,295	1,310	6.00%, 12/31/2049 (k),(m)	1,265	1,202
OSAT 2016-NPL1 Trust			3 Month LIBOR + 4.11%
3.75%, 07/25/2056 (c),(o)	149	149	NGPL PipeCo LLC
PRPM 2017-2 LLC			7.77%, 12/15/2037 (c)	265	324
3.47%, 09/25/2022 (c),(o)	892	884	Transcanada Trust
5.00%, 09/25/2022 (c),(o)	270	260	5.30%, 03/15/2077 (m)	1,435	1,446
PRPM 2017-3 LLC			3 Month LIBOR + 3.21%
3.47%, 11/25/2022 (c),(o)	332	328
5.00%, 11/25/2022 (c),(o)	105	105			$2,972
			Real Estate - 0.42%
RCO Mortgage LLC 2017-1			China Evergrande Group
3.38%, 08/25/2022 (c),(o)	891	887
			8.25%, 03/23/2022	8,675	8,926
Rise Ltd			Hunt Cos Inc
4.75%, 02/15/2039 (o)	297	298	6.25%, 02/15/2026 (c)	735	720
Shenton Aircraft Investment I Ltd			Rialto Holdings LLC / Rialto Corp
4.75%, 10/15/2042 (c)	951	978	7.00%, 12/01/2018 (c)	1,599	1,599
Sierra Timeshare 2013-3 Receivables					$11,245
Funding LLC			Regional Authority - 0.16%
2.20%, 10/20/2030 (c)	106	106
			Provincia de Buenos Aires/Argentina
			5.75%, 06/15/2019 (c)	735	750

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Regional Authority (continued)				Sovereign (continued)
Provincia de Buenos				Montenegro Government International
Aires/Argentina (continued)				Bond (continued)
6.50%, 02/15/2023 (c)		$545	$556	5.75%, 03/10/2021		EUR	426	$571
7.88%, 06/15/2027 (c)		450	468	Nigeria Government International Bond
26.64%, 05/31/2022	ARS	51,665	2,446	6.50%, 11/28/2027 (c)			$2,800	2,831
Argentina Deposit Rates Badlar + 3.83%				7.14%, 02/23/2030 (c)			2,500	2,566
			$4,220	7.70%, 02/23/2038 (c)			2,700	2,801
REITs - 0.03%				Oman Government International Bond
VICI Properties 1 LLC / VICI FC Inc				5.63%, 01/17/2028 (c)			5,300	5,274
8.00%, 10/15/2023		$864	957	Peru Government Bond
				6.15%, 08/12/2032 (c)		PEN	22,100	7,411
Retail - 0.19%				Peruvian Government International Bond
Alimentation Couche-Tard Inc				6.35%, 08/12/2028 (c)			9,300	3,179
2.07%, 12/13/2019 (c)		690	691	6.35%, 08/12/2028			17,750	6,067
3 Month LIBOR + 0.50%				Qatar Government International Bond
Golden Nugget Inc				6.55%, 04/09/2019 (c),(n)			$2,790	2,901
6.75%, 10/15/2024 (c)		520	533	6.55%, 04/09/2019 (n)			3,988	4,147
PF Chang's China Bistro Inc				Republic of Poland Government Bond
10.25%, 06/30/2020 (c)		2,062	1,794	2.50%, 07/25/2027		PLN	63,341	17,371
Staples Inc				Republic of South Africa Government Bond
8.50%, 09/15/2025 (c)		2,270	2,179	8.75%, 01/31/2044		ZAR	68,825	5,637
			$5,197	8.75%, 02/28/2048			22,820	1,873
Savings & Loans - 0.03%				10.50%, 12/21/2026 (n)			13,169	1,280
Flagstar Bancorp Inc				Republic of South Africa Government
6.13%, 07/15/2021		717	756	International Bond
				6.88%, 05/27/2019			$22,930	23,909
Software - 0.01%				Russian Federal Bond - OFZ
Veritas US Inc / Veritas Bermuda Ltd				7.70%, 03/23/2033		RUB	359,000	6,674
10.50%, 02/01/2024 (c)		200	191	Russian Foreign Bond - Eurobond
				5.25%, 06/23/2047			$7,800	8,108
Sovereign - 9.95%				Serbia International Bond
1MDB Global Investments Ltd				4.88%, 02/25/2020			4,000	4,092
4.40%, 03/09/2023		12,100	11,689	5.88%, 12/03/2018 (c)			1,063	1,085
Abu Dhabi Government International Bond				5.88%, 12/03/2018			11,400	11,639
2.50%, 10/11/2022 (c)		3,900	3,756	6.75%, 11/01/2024 (o)			2,225	2,238
Argentina POM Politica Monetaria				Sri Lanka Government International Bond
27.85%, 06/21/2020	ARS	6,725	363	5.88%, 07/25/2022			5,420	5,523
Argentina Central Bank 7D Repo Rate + 0.00%				6.25%, 07/27/2021			2,400	2,488
Argentine Republic Government				Turkey Government International Bond
International Bond				4.88%, 10/09/2026			5,875	5,610
3.38%, 10/12/2020	CHF	5,162	5,632	6.75%, 04/03/2018 (n)			15,400	15,445
3.38%, 01/15/2023	EUR	1,527	1,844	7.50%, 11/07/2019			1,334	1,415
3.88%, 01/15/2022		66	83	Ukraine Government International Bond
5.00%, 01/15/2027		3,580	4,237	0.00%, 05/31/2040 (b),(c),(o)			6,015	4,060
5.25%, 01/15/2028		2,624	3,114	0.00%, 05/31/2040 (b),(o)			4,400	2,970
Costa Rica Government International Bond				7.38%, 09/25/2032			3,800	3,687
4.37%, 05/22/2019 (e),(f)		$10,075	10,090	7.75%, 09/01/2022			2,100	2,215
7.00%, 04/04/2044 (n)		3,873	4,019	7.75%, 09/01/2025			3,200	3,296
7.16%, 03/12/2045 (n)		236	247					$268,793
Egypt Government International Bond				Student Loan Asset Backed Securities - 0.08%
5.88%, 06/11/2025		6,450	6,488	SLM Private Credit Student Loan Trust
7.90%, 02/21/2048 (c)		2,700	2,834	2003	-A
El Salvador Government International Bond				4.01%, 06/15/2032			240	241
7.38%, 12/01/2019		3,451	3,572	Mexico Treasuruies Auction Rate + 0.00%
Hellenic Republic Treasury Bill				SLM Private Credit Student Loan Trust
0.00%, 04/10/2018 (b)	EUR	104	127	2003	-B
0.00%, 04/13/2018 (b)		696	847	4.04%, 03/15/2033			850	854
0.00%, 05/04/2018 (b)		4,624	5,630	Mexico Treasuruies Auction Rate + 0.00%
0.00%, 08/03/2018 (b)		6,508	7,893	SMB Private Education Loan Trust 2017-B
Iraq International Bond				2.34%, 10/15/2035 (c)			310	312
5.80%, 01/15/2028		$4,675	4,509	1 Month LIBOR + 0.75%
Malaysia Government Bond				SoFi Professional Loan Program 2014-B
4.18%, 07/15/2024	MYR	45,300	11,721	LLC
Mexican Bonos				2.87%, 08/25/2032 (c)			40	40
5.75%, 03/05/2026	MXN	23,500	1,108	1 Month LIBOR + 1.25%
Montenegro Government International				SoFi Professional Loan Program 2015-A
Bond				LLC
3.88%, 03/18/2020 (c)	EUR	5,812	7,368	2.82%, 03/25/2033 (c)			247	249
3.88%, 03/18/2020		507	643	1 Month LIBOR + 1.20%
5.38%, 05/20/2019		2,045	2,616	SoFi Professional Loan Program 2015-C
				LLC
				3.58%, 08/25/2036 (c)			101	99

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)				CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Student Loan Asset Backed Securities (continued)					Commercial Services (continued)
Sofi Professional Loan Program 2016-A					Macquarie Infrastructure Corp
LLC					2.00%, 10/01/2023		$710	$639
3.57%, 01/26/2038 (c)			$501	$493				$1,181
				$2,288	Diversified Financial Services - 0.00%
Supranational Bank - 0.45%					PRA Group Inc
Asian Development Bank					3.50%, 06/01/2023 (c)		50	54
2.75%, 01/19/2028 (n)			387	378
Banque Ouest Africaine de Developpement					Electric - 0.02%
5.00%, 07/27/2027 (c)			5,900	5,949	NRG Yield Inc
European Investment Bank					3.25%, 06/01/2020 (c)		25	25
2.38%, 05/13/2021 (n)			1,135	1,125	3.50%, 02/01/2019 (c)		425	423
2.38%, 06/15/2022 (n)			2,117	2,082				$448
Inter-American Development Bank					Electrical Components & Equipment - 0.02%
2.38%, 07/07/2027 (n)			712	673	SunPower Corp
2.50%, 01/18/2023 (n)			1,550	1,529	0.75%, 06/01/2018		575	568
International Bank for Reconstruction &
Development					Electronics - 0.05%
2.50%, 11/22/2027 (n)			320	306	TTM Technologies Inc
				$12,042	1.75%, 12/15/2020		550	959
Telecommunications - 0.92%					Vishay Intertechnology Inc
Avanti Communications Group PLC					2.25%, 11/15/2040		300	440
15.00%, PIK 15.00%, 10/01/2021(c),(l),(o)			1,208	967				$1,399
Axtel SAB de CV					Energy - Alternate Sources - 0.00%
6.38%, 11/14/2024 (c)			6,000	6,112	SunEdison Inc
Cisco Systems Inc					0.00%, 10/01/2018 (b),(f)		400	8
1.97%, 09/20/2019			1,420	1,425	0.00%, 01/15/2020 (b),(f)		1,425	30
3 Month LIBOR + 0.34%					0.00%, 01/01/2021 (b),(f)		725	15
Goodman Networks Inc								$53
8.00%, 05/11/2022			2,425	1,661	Engineering & Construction - 0.01%
Intelsat Jackson Holdings SA					Tutor Perini Corp
9.75%, 07/15/2025 (c)			5,621	5,333	2.88%, 06/15/2021		245	266
MTN Mauritius Investment Ltd
4.76%, 11/11/2024			8,900	8,670	Healthcare - Products - 0.00%
T-Mobile USA Inc					Insulet Corp
4.75%, 02/01/2028			706	689	1.38%, 11/15/2024 (c)		55	58
				$24,857
Transportation - 0.31%					Healthcare - Services - 0.30%
Hidrovias International Finance SARL					Anthem Inc
5.95%, 01/24/2025 (c)			5,000	5,015	2.75%, 10/15/2042 (a)		2,450	7,875
Hornbeck Offshore Services Inc					Brookdale Senior Living Inc
5.88%, 04/01/2020			4,857	3,351	2.75%, 06/15/2018		100	99
				$8,366				$7,974
TOTAL BONDS				$772,137	Holding Companies - Diversified - 0.01%
	Principal Amount				RWT Holdings Inc
CONVERTIBLE BONDS - 2.71%	(000	's)	Value (000's)		5.63%, 11/15/2019		185	186
Automobile Manufacturers - 0.02%
Tesla Inc					Internet - 0.22%
2.38%, 03/15/2022			350	428	Twitter Inc
					0.25%, 09/15/2019		3,374	3,255
Biotechnology - 0.06%					VeriSign Inc
Acorda Therapeutics Inc					4.86%, 08/15/2037		825	2,786
1.75%, 06/15/2021			275	252				$6,041
AMAG Pharmaceuticals Inc					Investment Companies - 0.57%
3.25%, 06/01/2022			200	209	Aabar Investments PJSC
BioMarin Pharmaceutical Inc					0.50%, 03/27/2020	EUR	5,500	6,296
0.60%, 08/01/2024			430	404	1.00%, 03/27/2022		8,100	8,846
1.50%, 10/15/2020			180	199	Prospect Capital Corp
Innoviva Inc					4.95%, 07/15/2022		$175	175
2.13%, 01/15/2023			200	207				$15,317
Intercept Pharmaceuticals Inc					Iron & Steel - 0.01%
3.25%, 07/01/2023			460	367	Allegheny Technologies Inc
				$1,638	4.75%, 07/01/2022		125	245
Coal - 0.00%					Cleveland-Cliffs Inc
Alpha Natural Resources Inc					1.50%, 01/15/2025		100	109
0.00%, 12/15/2020 (b),(e),(f)			100	—				$354
					Media - 0.27%
Commercial Services - 0.04%					DISH Network Corp
Element Fleet Management Corp					2.38%, 03/15/2024 (c)		470	424
5.13%, 06/30/2019 (c)	CAD		725	542	3.38%, 08/15/2026		6,800	6,841
					Liberty Media Corp
					2.25%, 09/30/2046		115	120
								$7,385

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's)		Value (000's)
Mining - 0.00%			Transportation (continued)
Endeavour Mining Corp			Ship Finance International Ltd
3.00%, 02/15/2023 (c)	$50	$52	5.75%, 10/15/2021	$275		$286
						$492
Oil & Gas - 0.15%			Trucking & Leasing - 0.01%
Chesapeake Energy Corp			Greenbrier Cos Inc/The
5.50%, 09/15/2026	745	640	2.88%, 02/01/2024	320		370
Cobalt International Energy Inc
0.00%, 05/15/2024 (b)	3,624	1,178
			TOTAL CONVERTIBLE BONDS			$73,121
Denbury Resources Inc
3.50%, 03/31/2024 (c)	593	625		Principal
			SENIOR FLOATING RATE INTERESTS - 5.85%	Amount(000	's)	Value (000's)
Nabors Industries Inc			Advertising - 0.00%
0.75%, 01/15/2024 (c)	395	301
			Lamar Media Corp
SM Energy Co			0.00%, 02/14/2025 (r),(s)	$125		$126
1.50%, 07/01/2021	90	87	US LIBOR + 1.75%
Transocean Inc
0.50%, 01/30/2023	854	936	Aerospace & Defense - 0.03%
Whiting Petroleum Corp			TransDigm Inc
1.25%, 04/01/2020	200	188	4.10%, 08/22/2024 (s)	189		190
		$3,955	US LIBOR + 2.75%
Oil & Gas Services - 0.01%			4.32%, 08/14/2022 (s)	64		64
Weatherford International Ltd			US LIBOR + 2.75%
5.88%, 07/01/2021	300	285	4.41%, 06/09/2023 (s)	485		488
			US LIBOR + 2.75%
Pharmaceuticals - 0.02%						$742
Flexion Therapeutics Inc			Apparel - 0.01%
3.38%, 05/01/2024 (c)	165	199
			Hanesbrands Inc
Horizon Pharma Investment Ltd			3.34%, 12/05/2024 (s)	255		256
2.50%, 03/15/2022	325	300	US LIBOR + 1.75%
		$499
Private Equity - 0.01%			Automobile Manufacturers - 0.01%
Hercules Capital Inc			UOS LLC
4.38%, 02/01/2022	165	166	7.15%, 04/07/2023 (s)	186		192
			US LIBOR + 5.50%
REITs - 0.07%
Apollo Commercial Real Estate Finance Inc			Automobile Parts & Equipment - 0.15%
4.75%, 08/23/2022	125	125	Commercial Vehicle Group Inc
Blackstone Mortgage Trust Inc			7.57%, 04/12/2023 (s)	1,361		1,364
4.38%, 05/05/2022	175	171	US LIBOR + 6.00%
iStar Inc			Horizon Global Corp
3.13%, 09/15/2022 (c)	805	770	0.00%, 02/09/2024 (r),(s)	306		305
Redwood Trust Inc			US LIBOR + 5.00%
4.75%, 08/15/2023	125	120	Superior Industries International Inc
Spirit Realty Capital Inc			6.07%, 03/22/2024 (s)	1,492		1,509
2.88%, 05/15/2019	725	722	US LIBOR + 4.50%
		$1,908	Trico Group LLC
Semiconductors - 0.77%			8.48%, 01/31/2025 (s)	357		357
Intel Corp			US LIBOR + 6.50%
3.25%, 08/01/2039	3,501	8,332	Truck Hero Inc
Microchip Technology Inc			5.64%, 05/16/2024 (s)	642		645
2.25%, 02/15/2037 (c)	708	833	US LIBOR + 4.00%
Novellus Systems Inc						$4,180
2.63%, 05/15/2041	2,000	11,465	Building Materials - 0.17%
Rovi Corp			American Bath Group LLC
0.50%, 03/01/2020	150	145	6.94%, 09/30/2023 (s)	3,385		3,418
Synaptics Inc			US LIBOR + 5.25%
0.50%, 06/15/2022 (c)	125	120
			Janus International Group LLC
		$20,895	0.00%, 02/07/2025 (r),(s)	241		240
Software - 0.02%			US LIBOR + 3.00%
Evolent Health Inc			NCI Building Systems Inc
2.00%, 12/01/2021	130	133	3.58%, 01/26/2025 (s)	125		125
Verint Systems Inc			US LIBOR + 2.00%
1.50%, 06/01/2021	345	332	Quikrete Holdings Inc
		$465	4.39%, 11/03/2023 (s)	809		812
Telecommunications - 0.03%			US LIBOR + 2.75%
Finisar Corp						$4,595
0.50%, 12/15/2036	745	684	Chemicals - 0.19%
			Axalta Coating Systems US Holdings Inc
Transportation - 0.02%			3.69%, 06/21/2024 (s)	172		173
Atlas Air Worldwide Holdings Inc			US LIBOR + 2.00%
1.88%, 06/01/2024	150	181	GrafTech Finance Inc
Echo Global Logistics Inc			5.08%, 01/31/2025 (s)	2,132		2,129
2.50%, 05/01/2020	25	25	5.08%, 01/31/2025 (s)	418		418

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Computers (continued)
HVSC Merger Sub Corp			McAfee LLC (continued)
10.02%, 10/20/2025 (s)	$760	$764	10.15%, 09/26/2025 (s)	$1,178	$1,181
US LIBOR + 8.25%			US LIBOR + 8.50%
LUX HOLDCO III			NeuStar Inc
0.00%, 02/14/2025 (r),(s)	416	419	5.42%, 03/01/2024 (s)	324	325
0.00%, 02/13/2026 (r),(s)	297	299	US LIBOR + 3.75%
New Arclin US Holding Corp					$5,875
10.44%, 02/14/2025 (s)	478	482	Distribution & Wholesale - 0.01%
US LIBOR + 8.75%			HD Supply Inc
WR Grace & Co-Conn			4.19%, 10/17/2023 (s)	332	334
0.00%, 02/21/2025 (r),(s)	163	163	US LIBOR + 2.50%
0.00%, 02/21/2025 (r),(s)	280	280
		$5,127	Diversified Financial Services - 0.32%
Commercial Services - 0.45%			Ditech Holding Corp
AVSC Holding Corp			7.65%, 12/11/2020 (s)	4,967	4,902
0.00%, 02/21/2025 (r),(s)	536	537	US LIBOR + 3.75%
0.00%, 08/22/2025 (r),(s)	961	963	Kestra Financial Inc
Belron SA			6.19%, 06/24/2022 (s)	766	758
4.29%, 10/25/2024 (s)	170	171	US LIBOR + 5.25%
US LIBOR + 2.50%			Ocwen Loan Servicing LLC
Camelot Finance LP			6.59%, 12/07/2020 (s)	2,901	2,907
4.89%, 10/03/2023 (s)	302	304	US LIBOR + 5.00%
US LIBOR + 3.25%					$8,567
Cenveo Corp			Electric - 0.31%
8.00%, 11/02/2018 (f),(s)	1,632	1,632	AES Corp/VA
Imagine! Print Solutions Inc			3.94%, 05/19/2022 (s)	969	969
10.45%, 06/21/2023 (s)	427	393	US LIBOR + 2.00%
US LIBOR + 8.75%			Chief Power Finance LLC
Kingpin Intermediate Holdings LLC			6.40%, 12/31/2020 (s)	862	728
5.73%, 06/29/2024 (s)	995	1,011	US LIBOR + 4.75%
US LIBOR + 4.25%			Star West Generation LLC
KUEHG Corp			6.45%, 03/13/2020 (s)	7,254	6,565
9.94%, 08/22/2025 (s)	977	987	US LIBOR + 4.75%
Lighthouse Network LLC					$8,262
10.15%, 11/20/2025 (s)	558	556
			Electronics - 0.02%
US LIBOR + 8.50%			EPV Merger Sub Inc
On Assignment Inc			0.00%, 02/23/2026 (r),(s)	527	526
0.00%, 02/21/2025 (r),(s)	135	136
US LIBOR + 2.00%			Engineering & Construction - 0.07%
Paradigm Acquisition Corp			ATS Consolidated Inc
5.94%, 10/04/2024 (s)	1,273	1,286	0.00%, 02/21/2025 (r),(s)	715	718
US LIBOR + 4.25%			Engility Corp
10.02%, 10/06/2025 (s)	578	577	4.93%, 08/12/2023 (s)	204	206
US LIBOR + 8.50%			US LIBOR + 3.25%
PSC Industrial Outsourcing LP			Gopher Sub Inc
10.09%, 10/03/2025 (s)	980	962	4.66%, 02/01/2025 (s)	985	983
US LIBOR + 8.50%			US LIBOR + 3.00%
Sedgwick Claims Management Services Inc					$1,907
0.00%, 02/28/2021 (r),(s)	679	679
			Entertainment - 0.03%
Syniverse Holdings Inc
0.00%, 02/09/2023 (r),(s)	664	669	AMC Entertainment Holdings Inc
			3.84%, 10/31/2023 (s)	64	64
US LIBOR + 5.00%			US LIBOR + 2.25%
USS Ultimate Holdings Inc			Cineworld Group PLC
5.33%, 08/09/2024 (s)	50	50
			0.00%, 02/07/2025 (r),(s)	853	852
US LIBOR + 3.75%
Weight Watchers International Inc					$916
6.43%, 11/20/2024 (s)	1,330	1,345	Environmental Control - 0.01%
US LIBOR + 4.75%			GFL Environmental Inc
			4.45%, 09/27/2023 (s)	158	159
		$12,258	US LIBOR + 2.75%
Computers - 0.22%
Access CIG LLC			Food - 0.12%
0.00%, 02/14/2025 (r),(s)	836	842
			Del Monte Foods Inc
Dell International LLC			5.15%, 01/26/2021 (s)	464	393
3.39%, 09/07/2021 (s)	701	700
			US LIBOR + 3.25%
US LIBOR + 1.75%			Give & Go Prepared Foods Corp
McAfee LLC			6.19%, 07/29/2023 (s)	1,611	1,615
6.13%, 09/30/2024 (s)	818	822
US LIBOR + 4.50%			US LIBOR + 4.25%

10.15%, 09/26/2025 (s)	2,000	2,005	JBS USA LUX SA
			4.10%, 10/30/2022 (s)	690	686
US LIBOR + 8.50%			US LIBOR + 2.50%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food (continued)			Internet (continued)
Post Holdings Inc			Zayo Group LLC
3.83%, 05/17/2024 (s)	$333	$334	3.82%, 01/19/2024 (s)	$293	$294
US LIBOR + 2.25%			US LIBOR + 2.25%
Utz Quality Foods LLC					$2,123
5.10%, 11/13/2024 (s)	315	318	Investment Companies - 0.21%
US LIBOR + 3.50%			Pipeline Cynergy Holdings LLC
		$3,346	6.65%, 01/03/2023 (s)	224	226
Food Service - 0.02%			TKC Holdings Inc
Aramark Services Inc			6.03%, 02/01/2023 (s)	1,055	1,066
3.57%, 03/07/2025 (s)	465	468	US LIBOR + 4.25%
US LIBOR + 2.00%			9.78%, 01/31/2024 (s)	3,337	3,357
			US LIBOR + 8.00%
Healthcare - Services - 0.34%			UFC Holdings LLC
21st Century Oncology Inc			4.82%, 08/18/2023 (s)	992	997
7.85%, 01/16/2023 (s)	3,378	3,258	US LIBOR + 3.25%
US LIBOR + 6.13%					$5,646
CVS Holdings I LP			Iron & Steel - 0.07%
4.79%, 01/31/2025 (s)	357	356	Can Am Construction Inc/Canada
US LIBOR + 3.00%			7.07%, 07/01/2024 (s)	1,990	2,020
6.99%, 02/01/2026 (s)	396	395	US LIBOR + 5.50%
US LIBOR + 6.75%
Envision Healthcare Corp			Leisure Products & Services - 0.04%
4.58%, 12/01/2023 (s)	188	188	Recess Holdings Inc
US LIBOR + 3.00%			9.25%, 09/18/2025 (s)	1,077	1,061
Heartland Dental LLC			US LIBOR + 7.75%
6.45%, 07/26/2023 (s)	2,042	2,078
US LIBOR + 4.75%			Leisure Time - 0.01%
10.08%, 07/26/2024 (s)	1,100	1,116	ClubCorp Holdings Inc
US LIBOR + 8.50%			4.94%, 08/16/2024 (s)	279	281
Surgery Center Holdings Inc			US LIBOR + 3.25%
4.83%, 06/20/2024 (s)	823	823
US LIBOR + 3.25%			Lodging - 0.01%
Tennessee Merger Sub Inc			Boyd Gaming Corp
4.35%, 02/06/2024 (s)	1,118	1,087	0.00%, 05/16/2024 (r),(s)	206	207
US LIBOR + 2.75%
		$9,301	Machinery - Diversified - 0.02%
Home Furnishings - 0.03%			Engineered Machinery Holdings Inc
TGP Holdings III LLC			4.94%, 07/25/2024 (s)	249	250
6.69%, 09/25/2024 (s)	268	271	US LIBOR + 3.25%
US LIBOR + 5.00%			PM Merger Sub Inc
10.19%, 09/25/2025 (s)	516	521	0.00%, 03/07/2025 (r),(s)	419	420
US LIBOR + 8.50%					$670
		$792	Media - 0.20%
Insurance - 0.30%			Altice US Finance I Corp
Confie Seguros Holding II Co			3.82%, 07/28/2025 (s)	439	438
7.23%, 04/19/2022 (s)	2,906	2,906	US LIBOR + 2.25%
US LIBOR + 4.75%			CBS Radio Inc
11.48%, 05/08/2019 (s)	1,720	1,667	4.62%, 03/02/2024 (s)	242	243
US LIBOR + 9.00%			US LIBOR + 2.75%
Genworth Holdings Inc			CSC Holdings LLC
0.00%, 02/28/2023 (r),(s)	709	719	3.84%, 07/15/2025 (s)	683	681
Hyperion Insurance Group Ltd			US LIBOR + 2.25%
5.13%, 12/13/2024 (s)	240	242	Meredith Corp
US LIBOR + 3.50%			4.66%, 01/17/2025 (s)	192	193
Mayfield Agency Borrower inc			US LIBOR + 3.00%
0.00%, 01/30/2026 (r),(s)	1,213	1,207	4.66%, 01/17/2025 (s)	240	241
Mayfield Agency Borrower Inc			US LIBOR + 3.00%
0.00%, 01/31/2025 (r),(s)	716	718	Radiate Holdco LLC
USI Inc/NY			4.57%, 12/09/2023 (s)	824	823
4.69%, 05/16/2024 (s)	758	756	US LIBOR + 3.00%
US LIBOR + 3.00%			Unitymedia Finance LLC
		$8,215	3.84%, 09/08/2025 (s)	999	997
Internet - 0.08%			US LIBOR + 2.25%
Ancestry.com Operations Inc			UPC Financing Partnership
4.90%, 10/19/2023 (s)	595	598	4.09%, 01/15/2026 (s)	376	376
US LIBOR + 3.25%			US LIBOR + 2.50%
Shutterfly Inc			Virgin Media Bristol LLC
0.00%, 08/17/2024 (r),(s)	239	240	4.09%, 01/15/2026 (s)	530	532
US LIBOR + 2.75%			US LIBOR + 2.50%
Uber Technologies Inc
5.57%, 07/13/2023 (s)	986	991
US LIBOR + 4.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS		Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Media (continued)				Retail (continued)
Ziggo Secured Finance Partnership				Harbor Freight Tools USA Inc
4.09%, 04/15/2025 (s)		$963	$953	4.07%, 08/18/2023 (s)	$275	$275
US LIBOR + 2.50%				US LIBOR + 2.50%
			$5,477	IRB Holding Corp
Metal Fabrication & Hardware - 0.09%				4.83%, 01/17/2025 (s)	235	237
Atkore International Inc				US LIBOR + 3.25%
4.45%, 12/22/2023 (s)		94	94	JC Penney Corp Inc
US LIBOR + 2.75%				6.23%, 06/09/2023 (s)	6,440	6,157
Eco-Bat Technologies Ltd				US LIBOR + 4.25%
12.00%, PIK 12.00%, 03/29/2018(l),(o),(s)	EUR	5,644	2,310	PF Chang's China Bistro Inc
			$2,404	6.51%, 08/18/2022 (s)	965	949
Oil & Gas - 0.36%				US LIBOR + 5.00%
BCP Raptor LLC				Serta Simmons Bedding LLC
5.99%, 06/22/2024 (s)		$388	391	5.22%, 10/20/2023 (s)	855	824
US LIBOR + 4.25%				US LIBOR + 3.50%
California Resources Corp				Tacala Investment Corp
6.34%, 11/14/2022 (s)		691	699	4.82%, 01/26/2025 (s)	111	112
US LIBOR + 4.75%						$10,099
6.34%, 11/14/2022 (s)		184	186	Semiconductors - 0.01%
US LIBOR + 4.75%				Cavium Inc
PowerTeam Services LLC				3.82%, 08/16/2022 (s)	152	153
0.00%, 03/06/2025 (r),(s)		1,202	1,202	US LIBOR + 2.25%
Seadrill Operating LP
4.69%, 02/12/2021 (s)		8,363	7,237	Software - 0.50%
US LIBOR + 6.00%				Almonde Inc
			$9,715	4.98%, 06/13/2024 (s)	438	438
Oil & Gas Services - 0.02%				US LIBOR + 3.50%
Lucid Energy Group II Borrower LLC				9.23%, 04/28/2025 (s)	1,000	992
4.59%, 01/31/2025 (s)		623	623	US LIBOR + 7.25%
US LIBOR + 3.00%				Canyon Buyer Inc
				6.09%, 02/07/2025 (s)	307	308
Packaging & Containers - 0.07%				US LIBOR + 4.25%
BWAY Corp				Cvent Inc
4.96%, 04/03/2024 (s)		711	714	5.32%, 06/16/2023 (s)	982	989
US LIBOR + 3.25%				US LIBOR + 3.75%
CROWN Americas LLC				Digicert Holdings Inc
0.00%, 01/17/2025 (r),(s)		55	56	9.77%, 09/19/2025 (s)	619	625
Kloeckner Pentaplast of America Inc				US LIBOR + 8.00%
5.94%, 06/29/2022 (s)		698	686	Donnelley Financial Solutions Inc
US LIBOR + 4.25%				4.57%, 09/29/2023 (s)	129	129
KPEX Holdings Inc				US LIBOR + 3.00%
4.90%, 01/24/2025 (s)		216	216	DTI Holdco Inc
US LIBOR + 3.25%				7.02%, 09/30/2023 (s)	1,487	1,497
Plastipak Holdings Inc				US LIBOR + 5.25%
4.45%, 10/10/2024 (s)		115	115	Evergreen Skills Lux Sarl
US LIBOR + 2.75%				9.90%, 04/28/2022 (s)	2,000	1,767
			$1,787	US LIBOR + 8.25%
Pharmaceuticals - 0.14%				First Data Corp
				3.87%, 07/08/2022 (s)	107	107
Alphabet Holding Co Inc
5.15%, 09/15/2024 (s)		1,990	1,915	US LIBOR + 2.25%
US LIBOR + 3.50%				MA FinanceCo LLC
9.40%, 09/15/2025 (s)		1,252	1,177	4.40%, 04/19/2024 (s)	23	23
US LIBOR + 7.75%				US LIBOR + 2.75%
Change Healthcare Holdings LLC				Navicure Inc
4.39%, 03/01/2024 (s)		473	473	5.33%, 10/23/2024 (s)	1,413	1,418
US LIBOR + 2.75%				US LIBOR + 3.75%
Romulus Merger Sub LLC				Project Deep Blue Holdings LLC
4.34%, 01/31/2025 (s)		125	124	5.06%, 01/10/2025 (s)	803	807
			$3,689	US LIBOR + 3.25%
Pipelines - 0.14%				Quintiles IMS Inc
				3.69%, 01/14/2025 (s)	264	266
Southcross Energy Partners LP
5.94%, 08/04/2021 (s)		3,753	3,705	US LIBOR + 2.00%
US LIBOR + 4.25%				Rackspace Hosting Inc
				4.76%, 11/03/2023 (s)	203	204
Retail - 0.37%				US LIBOR + 3.00%
1011778 BC ULC				Seattle SpinCo Inc
				4.40%, 04/19/2024 (s)	157	158
3.91%, 02/16/2024 (s)		824	825
US LIBOR + 2.25%				US LIBOR + 2.75%
Bass Pro Group LLC				SS&C Technologies Inc
				0.00%, 02/28/2025 (r),(s)	1,002	1,007
6.57%, 09/25/2024 (s)		723	720
				0.00%, 02/28/2025 (r),(s)	166	167
US LIBOR + 5.00%				0.00%, 02/28/2025 (r),(s)	357	359
				0.00%, 02/28/2025 (r),(s)	59	60

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)		Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
Software (continued)				U.S. Treasury Bill - 1.73%
Veritas US Inc				1.37%, 03/22/2018 (a),(v)	$45,800		$45,764
6.19%, 01/27/2023 (s)	$1,187		$1,180	1.72%, 12/06/2018 (u),(v)	850		838
US LIBOR + 4.50%							$46,602
Vero Parent Inc				U.S. Treasury Strip - 0.15%
6.69%, 08/09/2024 (s)	959		959	0.00%, 11/15/2046 (b),(w)	7,007		2,834
US LIBOR + 5.00%				0.00%, 05/15/2047 (b),(w)	3,298		1,309
			$13,460				$4,143
Telecommunications - 0.62%				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Consolidated Communications Inc				OBLIGATIONS			$308,589
4.57%, 10/05/2023 (s)	239		235		Maturity Amount
US LIBOR + 3.00%				REPURCHASE AGREEMENTS - 7.07%	(000	's)	Value (000's)
Cyxtera DC Holdings Inc				Banks - 7.07%
4.78%, 03/15/2024 (s)	995		1,000	Barclays Bank PLC Repurchase Agreement;	$4,757		$4,758
US LIBOR + 3.00%				1.00% dated 02/27/2018 (collateralized
Global Tel*Link Corp				by Digicel Group Ltd; $4,848,021;
5.69%, 05/23/2020 (s)	2,194		2,203	8.25%; dated 09/30/20)(x)
US LIBOR + 4.00%				Merrill Lynch Repurchase Agreement on	650		650
9.94%, 11/23/2020 (s)	2,933		2,929	securities sold short; 0.00% dated
US LIBOR + 7.75%				02/15/2018 (collateralized by Colombia
GTT Communications Inc				Government International Bond;
4.88%, 01/09/2024 (s)	129		129	$617,659; 4.50%; dated 01/28/26)(b),(x)
US LIBOR + 3.25%				Merrill Lynch Repurchase Agreement on	5,291		5,286
Intelsat Jackson Holdings SA				securities sold short; 0.50% dated
5.71%, 11/30/2023 (s)	3,782		3,753	10/23/2017 (collateralized by Turkey
US LIBOR + 3.75%				Government International Bond;
6.46%, 01/15/2024 (s)	715		728	$5,065,499; 7.38%; dated 02/05/25) (x)
US LIBOR + 0.00%				Merrill Lynch Repurchase Agreement on	1,407		1,405
Securus Technologies Holdings Inc				securities sold short; 0.50% dated
6.15%, 06/20/2024 (s)	1,494		1,510	10/23/2017 (collateralized by Turkey
9.90%, 06/20/2025 (s)	1,866		1,888	Government International Bond;
Sprint Communications Inc				$1,346,596; 7.38%; dated 02/05/25) (x)
4.18%, 01/31/2024 (s)	670		670	Merrill Lynch Repurchase Agreement on	1,024		1,023
US LIBOR + 2.50%				securities sold short; 0.85% dated
US TelePacific Corp				01/24/2018 (collateralized by Mexico
0.00%, 05/02/2023 (r),(s)	1,797		1,738	Government International Bond;
US LIBOR + 5.00%				$1,000,668; 4.15%; dated 03/28/27) (x)
			$16,783	Merrill Lynch Repurchase Agreement; 0.85%	3,110		3,109
Transportation - 0.08%				dated 02/15/2018 (collateralized by El
Gruden Acquisition Inc				Salvador Government International Bond;
7.19%, 08/18/2022 (s)	822		830	$3,180,657; 7.65%; dated 06/15/35) (x)
US LIBOR + 5.50%				Merrill Lynch Repurchase Agreement on	2,113		2,112
Navios Maritime Partners LP				securities sold short; 0.85% dated
6.54%, 09/14/2020 (s)	1,238		1,242	02/15/2018 (collateralized by Colombia
			$2,072	Government International Bond;
TOTAL SENIOR FLOATING RATE INTERESTS			$158,119	$2,122,797; 3.88%; dated 04/25/27) (x)
U.S. GOVERNMENT & GOVERNMENT	Principal Amount			Merrill Lynch Repurchase Agreement on	7,677		7,677
AGENCY OBLIGATIONS - 11.42%	(000	's)	Value (000's)	securities sold short; 1.05% dated
Federal National Mortgage Association (FNMA) - 2.61%				02/28/2018 maturing 03/01/2018
4.00%, 04/01/2048 (t)	$69,020		$70,577	(collateralized by United States Treasury
				Note/Bond; $7,671,955; 2.00%; dated
U.S. Treasury - 6.93%				01/31/20)
0.75%, 04/30/2018 (u)	1,000		999	Merrill Lynch Repurchase Agreement on	961		960
1.13%, 02/28/2021 (n)	9,930		9,553	securities sold short; 1.25% dated
1.13%, 08/31/2021 (n)	15,700		14,968	02/15/2018 (collateralized by Mexico
1.38%, 02/29/2020 (n)	7,146		7,020	Government International Bond;
1.38%, 05/31/2020 (n)	27,425		26,848	$966,098; 3.75%; dated 01/11/28) (x)
1.38%, 01/31/2021 (n)	6,620		6,424	Merrill Lynch Repurchase Agreement on	3,806		3,806
1.63%, 03/31/2019 (n)	14,385		14,307	securities sold short; 1.35% dated
1.63%, 02/15/2026 (n)	14,156		12,921	02/28/2018 maturing 03/01/2018
1.63%, 05/15/2026 (n)	4,710		4,285	(collateralized by United States Treasury
1.75%, 09/30/2022 (n)	6,000		5,772	Note/Bond; $3,763,720; 1.88%; dated
1.88%, 02/28/2022 (n)	4,138		4,028	08/31/24)
2.00%, 01/15/2021 (n)	3,957		3,912	Merrill Lynch Repurchase Agreement on	10,784		10,784
2.13%, 12/31/2022 (n)	4,137		4,039	securities sold short; 1.36% dated
2.13%, 02/29/2024 (n)	14,431		13,933	02/28/2018 maturing 03/01/2018
2.13%, 03/31/2024 (n)	14,325		13,821	(collateralized by United States Treasury
2.38%, 08/15/2024 (n)	3,346		3,266	Note/Bond; $10,774,429; 1.50%; dated
2.75%, 02/28/2025 (n)	18,742		18,679	08/15/20)
3.00%, 02/15/2047	773		754
3.75%, 11/15/2043 (n)	19,556		21,738
			$187,267

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

REPURCHASE AGREEMENTS	Maturity	REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's) Value (000's)	(continued)	Amount (000's) Value (000's)
Banks (continued)	Banks (continued)
Merrill Lynch Repurchase Agreement on $	11,383	$11,382	Merrill Lynch Repurchase Agreement on $	3,980	$3,980
securities sold short; 1.37% dated	securities sold short; 1.43% dated
02/28/2018 maturing 03/01/2018	02/28/2018 maturing 03/01/2018
(collateralized by United States Treasury	(collateralized by United States Treasury
Note/Bond; $11,379,270; 1.38%; dated	Inflation Indexed Bonds; $3,995,390;
09/15/20)	1.00%; dated 02/15/48)
Merrill Lynch Repurchase Agreement on	12,091	12,091	$190,847
securities sold short; 1.37% dated	TOTAL REPURCHASE AGREEMENTS	$190,847
02/28/2018 maturing 03/01/2018	TOTAL PURCHASED OPTIONS - 0.24%	$6,426
(collateralized by United States Treasury	TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.00% $	114
Note/Bond; $12,066,968; 1.88%; dated	Total Investments	$3,030,076
10/31/22)	Other Assets and Liabilities - (12.19)%	$(329,325)
Merrill Lynch Repurchase Agreement on	15,750	15,750	TOTAL NET ASSETS - 100.00%	$2,700,751
securities sold short; 1.38% dated
02/28/2018 maturing 03/01/2018	(a)	Security or a portion of the security was pledged as collateral for short
(collateralized by United States Treasury	sales. At the end of the period, the value of these securities totaled
Note/Bond; $15,746,712; 2.38%; dated	$118,285 or 4.38% of net assets.
05/15/27)	(b)	Non-income producing security
Merrill Lynch Repurchase Agreement on	8,454	8,454	(c)	Security exempt from registration under Rule 144A of the Securities Act of
securities sold short; 1.40% dated	1933. These securities may be resold in transactions exempt from
02/28/2018 maturing 03/01/2018	registration, normally to qualified institutional buyers. At the end of the
(collateralized by United States Treasury	period, the value of these securities totaled $326,192 or 12.08% of net
Note/Bond; $8,441,128; 1.88%; dated	assets.
12/15/20)	(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Merrill Lynch Repurchase Agreement on	3,998	3,998	information.
securities sold short; 1.43% dated	(e)	The value of these investments was determined using significant
02/28/2018 maturing 03/01/2018	unobservable inputs.
(collateralized by United States Treasury	(f)	Fair value of these investments is determined in good faith by the Manager
Note/Bond; $3,989,525; 1.75%; dated	under procedures established and periodically reviewed by the Board of
06/30/22)	Directors. Certain inputs used in the valuation may be unobservable;
Merrill Lynch Repurchase Agreement on	24,189	24,188	however, each security is evaluated individually for purposes of ASC 820
securities sold short; 1.43% dated	which results in not all securities being identified as Level 3 of the fair
02/28/2018 maturing 03/01/2018	value hierarchy. At the end of the period, the fair value of these securities
(collateralized by United States Treasury	totaled $27,260 or 1.01% of net assets.
Note/Bond; $24,171,400; 1.00%; dated	(g)	Security or a portion of the security was pledged to cover margin
09/30/19)	requirements for options contracts. At the end of the period, the value of
Merrill Lynch Repurchase Agreement on	315	315	these securities totaled $3,680 or 0.14% of net assets.
securities sold short; 1.43% dated	(h)	All or a portion of this security is owned by the GMS Cayman
02/28/2018 maturing 03/01/2018	Corporation, which is a 100% owned subsidiary of the fund.
(collateralized by United States Treasury	(i)	Affiliated Security. Security is either an affiliate (and registered under the
Note/Bond; $314,794; 2.25%; dated	Investment Company Act of 1940) or an affiliate as defined by the
08/15/27)	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Merrill Lynch Repurchase Agreement on	11,487	11,487	outstanding voting shares of the security). Please see affiliated sub-
securities sold short; 1.43% dated	schedule for transactional information.
02/28/2018 maturing 03/01/2018	(j)	Security or a portion of the security was pledged to cover margin
(collateralized by United States Treasury	requirements for swap and/or swaption contracts. At the end of the period,
Note/Bond; $11,478,123; 3.63%; dated	the value of these securities totaled $24,784 or 0.92% of net assets.
02/15/21)	(k)	Perpetual security. Perpetual securities pay an indefinite stream of
Merrill Lynch Repurchase Agreement on	13,980	13,979	interest, but they may be called by the issuer at an earlier date.
securities sold short; 1.43% dated	(l)	Payment in kind; the issuer has the option of paying additional securities
02/28/2018 maturing 03/01/2018	in lieu of cash.
(collateralized by United States Treasury	(m)	Rate shown is the rate in effect as of period end. The rate may be based on
Note/Bond; $13,958,011; 1.63%; dated	a fixed rate and may convert to a variable rate or floating rate in the
10/31/23)	future.
Merrill Lynch Repurchase Agreement on	11,513	11,512	(n)	Security or portion of the security was pledged as collateral for reverse
securities sold short; 1.43% dated	repurchase agreements. At the end of the period, the value of these
02/28/2018 maturing 03/01/2018	securities totaled $207,891 or 7.70% of net assets.
(collateralized by United States Treasury	(o)	Certain variable rate securities are not based on a published reference
Note/Bond; $11,490,777; 2.63%; dated	rate and spread but are determined by the issuer or agent and are based
02/28/23)	on current market conditions. These securities do not indicate a reference
Merrill Lynch Repurchase Agreement on	4,661	4,661	rate and spread in their description.
securities sold short; 1.43% dated	(p)	Security is an Interest Only Strip.
02/28/2018 maturing 03/01/2018	(q)	Security purchased on a when-issued basis.
(collateralized by United States Treasury	(r)	This Senior Floating Rate Note will settle after February 28, 2018, at
Inflation Indexed Bonds; $4,679,023;	which time the interest rate will be determined.
1.00%; dated 02/15/48)	(s)	Rate information disclosed is based on an average weighted rate as of
Merrill Lynch Repurchase Agreement; 1.43%	27,481	27,480	February 28, 2018.
dated 02/28/2018 maturing 03/01/2018	(t)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
(collateralized by United States Treasury	Notes to Financial Statements for additional information.
Note/Bond; $27,476,321; 2.25%; dated	(u)	Security or a portion of the security was pledged to cover margin
02/29/20)	requirements for futures contracts. At the end of the period, the value of these securities totaled $1,587 or 0.06% of net assets.
(v)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

(w)	Security is a Principal Only Strip.
(x)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)
Sector		Percent
Government		19.37%
Financial		18.64%
Investment Companies		16.79%
Consumer, Non-cyclical		10.84%
Communications		7.66%
Consumer, Cyclical		7.02%
Industrial		6.54%
Technology		6.01%
Mortgage Securities		5.14%
Energy		4.48%
Basic Materials		4.21%
Asset Backed Securities		3.22%
Utilities		1.91%
Purchased Options		0.24%
Diversified		0.12%
Purchased Interest Rate Swaptions		0.00%
Investments Sold Short		(20.16)%
Other Assets and Liabilities		7.97%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases			Sales		February 28, 2018
	Value			Cost	Proceeds			Value
Principal Government Money Market Fund		$—		$957,901		$531,607		$426,294
		$—		$957,901		$531,607		$426,294

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$984		$—				$—	$—
	$984		$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date			Cost		Value	Percent of Net Assets
AerGen Aviation Finance Ltd		03/01/2017			$1,215		$51	0.00%
Airbnb, Inc		06/24/2015			157		177	0.01%
Birst Inc		06/15/2017			23		4	0.00%
DraftKings Inc		12/04/2014			89		80	0.00%
Dropbox Inc		01/28/2014			51		36	0.00%
Element Comm Aviation		06/15/2015			2,800		2,773	0.10%
ForeScout Technologies Inc		11/24/2015			109		160	0.01%
Forward Venture Services LLC		11/20/2014			170		272	0.01%
General Assembly Space, Inc		07/31/2015			107		107	0.00%
Goodman Networks Inc		06/01/2017			—		—	0.00%
Goodman Networks Inc		06/01/2017			—		213	0.01%
Jand Inc		04/23/2015			43		40	0.00%
Jand Inc		04/23/2015			19		16	0.00%
Klarna Holding AB		08/07/2015			89		94	0.00%
Lithium Technology Corp		04/16/2015			21		18	0.00%
Marklogic Corp		04/27/2015			172		146	0.01%
Panera Bread Co		01/26/2012-07/19/2017			521		524	0.02%
Pinterest Inc		03/16/2015			627		608	0.02%
Uber Technologies Inc		06/05/2014			236		534	0.02%
Veracode Inc		04/18/2017			24		24	0.00%
WeWork Cos Inc		12/08/2014			6		19	0.00%
WeWork Cos Inc Series D-1		12/08/2014			81		252	0.01%
WeWork Cos Inc Series D-2		12/08/2014			64		198	0.01%
Zuora Inc		01/15/2015			156		267	0.01%
Total							$6,613	0.24%
Amounts in thousands.

See accompanying notes.

				Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Options

Purchased Options		Contracts/	Notional				Expiration	Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar	N/A	378		$945		$97.75	06/19/2018	$79	$48	$(31)
Future; June 2018
Call - 90 Day Eurodollar	N/A	920		$2,300		$98.13	04/16/2018	47	5	(42)
Future; June 2018
Call - 90 Day Eurodollar	N/A	1,965		$4,913		$98.25	06/19/2018	130	12	(118)
Future; June 2018
Call - 90 Day Eurodollar	N/A	1,853		$4,633		$98.63	03/20/2018	204	12	(192)
Future; March 2018
Call - 90 Day Eurodollar	N/A	264		$660		$98.25	09/18/2018	33	3	(30)
Future; September 2018
Call - EUR versus HUF	Barclays Bank	1	EUR	8,370	EUR	315.00	03/23/2018	112	31	(81)
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	4,185	EUR	315.00	03/29/2018	58	19	(39)
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	4,185	EUR	315.00	03/23/2018	56	16	(40)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	250	EUR	1.20	03/28/2018	3	6	3
	PLC
Call - Eurodollar, Mid-	N/A	246		$615		$97.63	06/18/2018	31	20	(11)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	1,185		$2,963		$98.00	06/18/2018	188	30	(158)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	247		$618		$97.88	06/18/2018	16	8	(8)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	246		$615		$97.75	06/18/2018	19	12	(7)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	274		$685		$98.25	06/18/2018	51	4	(47)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	697		$1,743		$98.00	03/19/2018	66	5	(61)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	722		$1,805		$98.25	03/19/2018	53	5	(48)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	702		$1,755		$98.13	03/19/2018	53	4	(49)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	652		$1,630		$98.13	12/17/2018	97	29	(68)
Curve 3 Yr Future;
December 2021
Call - Home Depot	N/A	64		$6		$195.00	05/21/2018	56	18	(38)
Inc/The
Call - US 10 Year Note 1st	N/A	40		$40		$121.50	03/05/2018	9	—	(9)
W Future; June 2018
Call - US 10 Year Note	N/A	30		$30		$121.00	03/19/2018	6	5	(1)
3rd W Future; June 2018
Call - USD versus MXN	Barclays Bank	1		$2,085		$20.00	04/16/2018	14	7	(7)
	PLC
Call - USD versus MXN	Barclays Bank	1		$3,028		$20.00	04/16/2018	17	11	(6)
	PLC
Call - USD versus MXN	Barclays Bank	1		$1,882		$20.00	04/16/2018	13	6	(7)
	PLC
Call - USD versus MXN	Barclays Bank	1		$3,392		$20.00	04/16/2018	99	12	(87)
	PLC
Call - USD versus PHP	Barclays Bank	1		$4,195		$52.00	10/22/2018	72	126	54
	PLC
Call - USD versus PHP	Barclays Bank	1		$4,195		$52.00	10/22/2018	78	126	48
	PLC
Call - USD versus PHP	Barclays Bank	1		$5,033		$52.00	10/22/2018	122	151	29
	PLC
Call - USD versus PHP	Merrill Lynch	1		$8,550		$51.06	05/21/2018	215	261	46
Call - USD versus TRY	Barclays Bank	1		$2,250		$3.92	04/24/2018	49	26	(23)
	PLC
Call - Utilities Select	N/A	406		$41		$52.00	03/19/2018	29	2	(27)
Sector SPDR Fund
Put - 90 Day Eurodollar	N/A	652		$1,630		$97.38	12/18/2018	29	143	114
Future; December 2018

See accompanying notes.

				Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Options (continued)

Purchased Options		Contracts/ Notional						Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price				Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Put - 90 Day Eurodollar	N/A	412		$1,030			$97.88	04/16/2018	$21		$165		$144
Future; June 2018
Put - 90 Day Eurodollar	N/A	378		$945			$97.75	06/19/2018	45		70		25
Future; June 2018
Put - 90 Day Eurodollar	N/A	533		$1,333			$98.00	04/16/2018	31		373		342
Future; June 2018
Put - CAD versus JPY	Barclays Bank	1	CAD	4,185		CAD	91.00	03/12/2018	43		310		267
	PLC
Put - EUR versus GBP	Deutsche Bank AG	1	EUR	2,339		EUR	0.90	01/15/2019	82		86		4
Put - EUR versus JPY	Barclays Bank	1	EUR	3,931		EUR	133.00	07/06/2018	69		153		84
	PLC
Put - EUR versus JPY	Barclays Bank	1	EUR	3,931		EUR	133.00	07/06/2018	67		154		87
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	2,930		EUR	9.75	03/27/2018	29		—		(29)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	4,185		EUR	9.80	03/29/2018	53		1		(52)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	2,271		EUR	9.90	04/27/2018	17		8		(9)
	PLC
Put - EUR versus USD	Barclays Bank	1	EUR	3,111		EUR	1.23	06/06/2018	39		58		19
	PLC
Put - EUR versus USD	Barclays Bank	1	EUR	10,369		EUR	1.23	06/06/2018	130		193		63
	PLC
Put - Eurodollar, Mid-	N/A	150		$375			$97.25	06/18/2018	19		39		20
Curve 1 Yr Future; June
2019
Put - Eurodollar, Mid-	N/A	360		$900			$97.00	06/18/2018	118		97		(21)
Curve 2 Yr Future; June
2020
Put - Eurodollar, Mid-	N/A	849		$2,123			$96.75	12/17/2018	299		324		25
Curve 3 Yr Future;
December 2021
Put - Fossil Group Inc	N/A	1,294		$129			$5.00	03/19/2018	57		—		(57)
Put - Fossil Group Inc	N/A	428		$43			$7.00	03/19/2018	15		—		(15)
Put - GBP versus USD	Barclays Bank	1	GBP	1,893	GBP		1.38	04/13/2018	19		27		8
	PLC
Put - iShares Russell 2000	N/A	2,730		$273			$138.00	04/02/2018	848		225		(623)
ETF
Put - iShares Russell 2000	N/A	70		$7			$157.00	03/19/2018	22		47		25
ETF
Put - PowerShares QQQ	N/A	72		$7			$168.00	05/21/2018	35		46		11
Trust Series 1
Put - S&P 500 Index	N/A	182		$18			$2,325.00	09/24/2018	1,515		769		(746)
Put - S&P 500 Index	N/A	221		$22			$2,175.00	03/19/2018	1,895		15		(1,880)
Put - S&P 500 Index	N/A	153		$15			$2,525.00	06/18/2018	729		661		(68)
Put - S&P 500 Index	N/A	68		$7			$2,550.00	04/23/2018	347		162		(185)
Put - S&P 500 Index	N/A	158		$16			$2,400.00	12/24/2018	1,365		1,061		(304)
Put - SPDR S&P500 ETF	N/A	230		$23			$265.00	03/19/2018	67		49		(18)
Trust
Put - US 5 Year Note	N/A	119		$119			$113.25	03/26/2018	17		13		(4)
Future; June 2018
Put - USD versus JPY	Barclays Bank	1		$3,950			$110.00	04/23/2018	50		146		96
	PLC
Put - Western Digital	N/A	90		$9			$75.00	04/23/2018	29		6		(23)
Corporation
Put - Western Digital	N/A	57		$6			$77.50	04/23/2018	20		5		(15)
Corporation
Total									$10,196		$6,426		$(3,770)

Written Options		Contracts/	Notional					Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price				Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - 90 Day Eurodollar	N/A	189		$473			$98.00	03/20/2018	$(17	) $	(1	) $	16
Future; March 2018
Call - Allergan PLC	N/A	27		$3			$170.00	03/19/2018	(3)		(2)		1
Call - Apple Inc	N/A	18		$2			$185.00	04/23/2018	(8)		(6)		2
Call - CAD versus JPY	Barclays Bank	1	CAD	1,674		CAD	91.00	03/12/2018	(25)		—		25
	PLC
Call - CenturyLink Inc	N/A	122		$12			$21.00	04/23/2018	(5)		—		5
Call - EUR versus JPY	Barclays Bank	1	EUR	2,751		EUR	140.00	07/06/2018	(40)		(5)		35
	PLC
Call - EUR versus JPY	Barclays Bank	1	EUR	2,751		EUR	140.00	07/06/2018	(39)		(6)		33
	PLC

See accompanying notes.

				Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Options (continued)

Written Options		Contracts/		Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - EUR versus USD	Barclays Bank	1	EUR	5,540	EUR	1.23	06/06/2018	$(62	) $	(98	) $	(36)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	2,930	EUR	9.75	03/27/2018	(36)		(127)		(91)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	4,185	EUR	9.80	03/29/2018	(48)		(156)		(108)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	5,540	EUR	1.23	06/06/2018	(51)		(98)		(47)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	5,280	EUR	1.19	04/25/2018	(54)		(226)		(172)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	2,400	EUR	1.23	06/06/2018	(27)		(42)		(15)
	PLC
Call - Eurodollar, Mid-	N/A	652		$1,630		$97.50	12/17/2018	(215)		(155)		60
Curve 3 Yr Future;
December 2021
Call - Eurodollar, Mid-	N/A	138		$345		$97.13	06/18/2018	(47)		(44)		3
Curve 3 Yr Future; June
2021
Call - Eurodollar, Mid-	N/A	120		$300		$97.25	06/18/2018	(33)		(26)		7
Curve 3 Yr Future; June
2021
Call - Home Depot	N/A	32		$3		$210.00	05/21/2018	(10)		(2)		8
Inc/The
Call - NZD versus USD	Barclays Bank	1	NZD	1,136	NZD	0.74	05/04/2018	(12)		(4)		8
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	1,136	NZD	0.75	04/06/2018	(5)		(1)		4
	PLC
Call - QUALCOMM Inc	N/A	140		$14		$70.00	03/19/2018	(28)		(13)		15
Call - US 10 Year Note	N/A	19		$19		$120.75	03/26/2018	(5)		(5)		—
Future; June 2018
Call - US 5 Year Note	N/A	40		$40		$114.50	03/26/2018	(6)		(6)		—
Future; June 2018
Call - US Long Bond	N/A	33		$33		$144.00	05/28/2018	(64)		(67)		(3)
Future; June 2018
Call - USD versus JPY	Barclays Bank	1		$1,893		$111.00	05/04/2018	(17)		(3)		14
	PLC
Call - Utilities Select	N/A	406		$41		$54.00	03/19/2018	(8)		—		8
Sector SPDR Fund
Put - 90 Day Eurodollar	N/A	652		$1,630		$97.75	12/18/2018	(174)		(526)		(352)
Future; December 2018
Put - 90 Day Eurodollar	N/A	189		$473		$98.00	03/20/2018	(17)		(55)		(38)
Future; March 2018
Put - EUR versus GBP	Barclays Bank	1	EUR	2,271	EUR	0.87	05/04/2018	(28)		(11)		17
	PLC
Put - EUR versus GBP	Barclays Bank	1	EUR	2,271	EUR	0.87	05/11/2018	(29)		(13)		16
	PLC
Put - EUR versus HUF	Barclays Bank	1	EUR	3,875	EUR	307.00	04/03/2018	(23)		(1)		22
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	1,938	EUR	9.60	04/03/2018	(10)		—		10
	PLC
Put - Eurodollar, Mid-	N/A	849		$2,123		$97.38	12/17/2018	(445)		(998)		(553)
Curve 3 Yr Future;
December 2021
Put - Eurodollar, Mid-	N/A	189		$473		$96.75	06/18/2018	(32)		(27)		5
Curve 3 Yr Future; June
2021
Put - iShares Russell 2000	N/A	2,730		$273		$118.00	04/02/2018	(203)		(33)		170
ETF
Put - NZD versus USD	Barclays Bank	1	NZD	1,136	NZD	0.71	04/06/2018	(5)		(5)		—
	PLC
Put - NZD versus USD	Barclays Bank	1	NZD	3,028	NZD	0.70	05/04/2018	(16)		(11)		5
	PLC
Put - S&P 500 Index	N/A	153		$15		$2,325.00	06/18/2018	(364)		(339)		25
Put - S&P 500 Index	N/A	182		$18		$2,075.00	09/24/2018	(750)		(401)		349
Put - S&P 500 Index	N/A	221		$22		$1,950.00	03/19/2018	(972)		(4)		968
Put - S&P 500 Index	N/A	158		$16		$2,150.00	12/24/2018	(727)		(584)		143
Put - S&P 500 Index	N/A	68		$7		$2,350.00	04/23/2018	(163)		(68)		95
Put - SPDR S&P500 ETF	N/A	230		$23		$259.00	03/19/2018	(42)		(29)		13
Trust
Put - US 10 Year Note 1st	N/A	20		$20		$120.00	03/05/2018	(5)		(3)		2
W Future; June 2018
Put - USD versus BRL	Barclays Bank	1		$763		$3.20	04/10/2018	(8)		(5)		3
	PLC

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Options (continued)

Written Options	Contracts/	Notional	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Put - USD versus KRW	Barclays Bank	1	$1,580	$1,060.00	04/30/2018	$(16	) $	(9	) $	7
PLC
Put - USD versus CNH	Barclays Bank	1	$4,542	$6.28	05/11/2018	(37)	(23)	14
PLC
Put - USD versus CNH	Barclays Bank	1	$3,356	$6.28	05/14/2018	(24)	(17)	7
PLC
Put - USD versus JPY	Barclays Bank	1	$2,271	$105.75	04/23/2018	(19)	(23)	(4)
PLC
Put - USD versus ZAR	Barclays Bank	1	$1,136	$11.70	04/30/2018	(16)	(15)	1
PLC
Put - USD versus ZAR	Barclays Bank	1	$1,136	$11.70	04/30/2018	(26)	(16)	10
PLC
Put - USD versus ZAR	Barclays Bank	1	$1,163	$11.70	04/30/2018	(17)	(16)	1
PLC
Total	$(5,033	) $	(4,325	) $	708

Amounts in thousands except contracts/shares.

Interest Rate Swaptions

Pay/
Purchased	Receive
Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Call - 2 Year Interest	Bank of America NA	SAFE South	Pay	ZAR	132,866	7.20% 06/05/2020	$31	$73	$42
Rate Swap	Africa
Johannesburg
Interbank
Agreed Rate 3
Month
Call - 2 Year Interest	Barclays Bank PLC	MXN TIIE	Pay	MXN	296,117	6.60% 08/13/2018	81	12	(69)
Rate Swap	Banxico
Call - 2 Year Interest	Barclays Bank PLC	MXN TIIE	Pay	269,195	6.60% 08/13/2018	67	10	(57)
Rate Swap	Banxico
Call - 20 Year	Barclays Bank PLC	ICE LIBOR	Pay	JPY	556,500	0.50% 03/08/2018	13	—	(13)
Interest Rate Swap	JPY 6 Month
Call - 3 Year Interest	Bank of America NA	MXN TIIE	Pay	MXN	251,104	6.60% 08/13/2018	66	19	(47)
Rate Swap	Banxico
Total	$258	$114	$(144)

Pay/
Receive
Written Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 20 Year	Barclays Bank PLC	ICE LIBOR	Receive JPY	556,500	0.80%	03/08/2018	$(36)	$	—$	36
Interest Rate Swap	JPY 6 Month
Total	$(36)	$	—$	36

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; March 2018	Short	2	$533	$	—
90 Day Eurodollar; December 2018	Short	201	48,979	151
90 Day Eurodollar; December 2019	Short	29	7,043	41
90 Day Eurodollar; December 2020	Short	132	32,035	28
90 Day Eurodollar; June 2018	Short	152	37,136	158
90 Day Eurodollar; June 2018	Long	533	130,219	(370)
90 Day Eurodollar; June 2019	Short	33	8,026	53
90 Day Eurodollar; June 2019	Short	2,835	689,543	3,281
90 Day Eurodollar; June 2020	Long	75	18,209	9
90 Day Eurodollar; March 2018	Short	1	245	1
90 Day Eurodollar; March 2019	Short	108	26,294	73
90 Day Eurodollar; March 2019	Short	23	5,600	10
90 Day Eurodollar; September 2018	Short	204	49,779	171
90 Day Eurodollar; September 2019	Short	30	7,292	49
90 Day Short Sterling; December 2018	Long	211	35,940	(49)
90 Day Short Sterling; December 2019	Short	25	4,245	5
90 Day Short Sterling; June 2018	Long	133	22,700	(28)
90 Day Short Sterling; June 2019	Short	2,125	361,373	64
See accompanying notes.	144

	Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
90 Day Short Sterling; March 2019	Long	73	$12,424	$(2)
90 Day Short Sterling; June 2019	Short	25	4,251	5
90 Day Short Sterling; March 2018	Short	1	171	—
90 Day Short Sterling; March 2019	Long	31	5,276	(5)
90 Day Short Sterling; September 2018	Long	212	36,147	(38)
90 Day Short Sterling; September 2019	Short	26	4,418	6
AEX Index; March 2018	Short	4	523	(3)
ASX 90 Day Bank Bill; March 2019	Long	19	14,682	—
Australia 10 Year Bond; March 2018	Short	134	13,300	59
Australia 10 Year Bond; March 2018	Long	2	199	—
Australia 10 Year Bond; March 2018	Short	289	28,685	(86)
Australia 3 Year Bond; March 2018	Short	25	2,160	(10)
CAC40 Index; March 2018	Short	19	1,233	(42)
CAC40 Index; March 2018	Long	140	9,085	142
Canada 10 Year Bond; June 2018	Short	208	21,345	(100)
Canadian Bank Acceptance; December 2018	Short	23	4,383	5
Canadian Bank Acceptance; June 2018	Short	17	3,250	2
Canadian Bank Acceptance; March 2018	Short	1	191	—
Canadian Bank Acceptance; March 2019	Long	48	9,137	7
Canadian Bank Acceptance; March 2019	Short	7	1,332	—
Canadian Bank Acceptance; September 2018	Short	21	4,007	5
DAX Index; March 2018	Short	5	1,896	(7)
DAX Index; March 2018	Long	28	10,617	(17)
DJ Euro Stoxx 50; March 2018	Long	51	2,139	(77)
DJ Euro Stoxx 50; March 2018	Long	125	5,243	(229)
DJ Euro Stoxx 50; March 2018	Short	7	294	13
E-Mini DJIA Index; March 2018	Short	62	7,762	(193)
E-Mini DJIA Index; March 2018	Long	7	876	22
eMini MSCI EAFE; March 2018	Long	2	204	2
eMini MSCI Emerging Markets; March 2018	Long	9	532	25
eMini MSCI Emerging Markets; March 2018	Short	266	15,734	(802)
Euribor; December 2018	Short	30	9,174	(1)
Euribor; December 2019	Short	13	3,959	1
Euribor; June 2018	Short	21	6,425	(3)
Euribor; June 2019	Short	1,415	432,008	(90)
Euribor; June 2019	Short	8	2,442	(1)
Euribor; March 2018	Short	1	306	—
Euribor; March 2019	Short	17	5,195	(1)
Euribor; March 2019	Long	74	22,614	6
Euribor; September 2018	Short	32	9,789	(1)
Euribor; September 2019	Short	16	4,879	—
Euro Bund 10 Year Bund; June 2018	Short	70	13,388	(17)
Euro Bund 10 Year Bund; March 2018	Short	187	36,375	(217)
Euro Bund 10 Year Bund; March 2018	Short	72	14,005	(19)
FTSE China A50 Index; March 2018	Long	1	13	—
FTSE KLCI Index; March 2018	Short	23	544	1
FTSE/JSE Top 40; March 2018	Long	10	435	(7)
FTSE/MIB Index; March 2018	Long	32	4,412	(19)
FTSE100 Index; March 2018	Short	8	796	24
FTSE100 Index; March 2018	Long	98	9,749	(245)
FTSE100 Index; March 2018	Short	61	6,068	99
Hang Seng Index; March 2018	Long	40	7,854	(138)
HSCEI China Index; March 2018	Short	13	1,026	32
IBEX 35 Index; March 2018	Long	17	2,040	33
Japan Topix Index; March 2018	Long	62	10,274	(222)
Japan Topix Index; March 2018	Long	41	6,794	(91)
Japan Topix Index; March 2018	Short	185	30,656	319
KOSPI 200 Index; March 2018	Long	5	361	(1)
Mex Bolsa Index; March 2018	Short	8	201	4
MSCI Singapore Index; March 2018	Long	38	1,149	(10)
Nasdaq 100 E-Mini; March 2018	Short	57	7,826	(409)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Nasdaq 100 E-Mini; March 2018		Long	9	$1,236	$		83
Nikkei 225 OSE; March 2018		Long	2	414			(13)
Nikkei 225 OSE; March 2018		Short	38	7,871			(194)
OMXS30 Index; March 2018		Long	1	19			1
Russell 2000 Emini; March 2018		Long	153	11,561			(139)
Russell 2000 Emini; March 2018		Short	356	26,899			191
Russell 2000 Emini; March 2018		Long	308	23,272			(494)
S&P 500 Emini; March 2018		Short	383	51,981			(895)
S&P 500 Emini; March 2018		Short	46	6,243			(2)
S&P 500 Emini; March 2018		Short	138	18,729			(487)
S&P 500 Emini; March 2018		Short	72	9,772			(154)
S&P 500 Emini; March 2018		Short	50	6,786			(174)
S&P Mid 400 Emini; March 2018		Short	32	5,966			74
S&P Mid 400 Emini; March 2018		Long	3	559			(9)
S&P/TSX 60 Index; March 2018		Long	1	142			(7)
SGX CNX Nifty Index; March 2018		Long	23	484			8
SPI 200 Index; March 2018		Short	39	4,544			(28)
UK 10 Year Gilt; June 2018		Short	2	333			—
US 10 Year Note; June 2018		Short	49	5,882			(5)
US 10 Year Note; June 2018		Short	184	22,089			63
US 10 Year Note; June 2018		Long	38	4,562			(9)
US 10 Year Note; June 2018		Short	165	19,808			(32)
US 10 Year Ultra Note; June 2018		Short	2	256			—
US 10 Year Ultra Note; March 2018		Long	65	8,354			(187)
US 2 Year Note; June 2018		Long	1,134	240,940			(40)
US 2 Year Note; March 2018		Long	4	852			—
US 5 Year Note; June 2018		Long	275	31,331			20
US 5 Year Note; March 2018		Short	122	13,936			(16)
US Long Bond; June 2018		Short	716	102,701			(197)
US Long Bond; June 2018		Long	14	2,008			5
US Long Bond; June 2018		Short	104	14,918			(8)
US Ultra Bond; June 2018		Short	49	7,638			(10)
US Ultra Bond; June 2018		Short	33	5,144			(24)
US Ultra Bond; March 2018		Short	127	19,903			863
Total					$		(460)
Amounts in thousands except contracts.
Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/23/2018	AUD	128,584,000	$101,896	$99,855	$17	$(2,058)
Bank of America NA	03/23/2018	CAD	173,406,000	138,327	135,216	—	(3,111)
Bank of America NA	03/23/2018	CHF	61,168,000	65,570	64,917	79	(732)
Bank of America NA	03/23/2018	EUR	83,017,000	99,528	101,444	2,173	(257)
Bank of America NA	03/23/2018	GBP	53,804,000	72,984	74,144	1,329	(169)
Bank of America NA	03/23/2018	JPY	16,721,667,000	151,798	156,992	5,200	(6)
Bank of America NA	03/23/2018	MXN	175,141,000	9,104	9,259	167	(12)
Bank of America NA	03/23/2018	NZD	50,556,000	36,834	36,447	18	(405)
Bank of New York Mellon	03/14/2018	EUR	5,791,440	6,809	7,072	263	—
Bank of New York Mellon	07/20/2018	ZAR	45,121,185	3,201	3,753	552	—
Bank of New York Mellon	09/20/2018	EUR	167,875	202	208	6	—
Bank of New York Mellon	09/21/2018	EUR	10,029,485	12,535	12,434	—	(101)
Barclays Bank PLC	03/01/2018	EUR	757,000	925	924	—	(1)
Barclays Bank PLC	03/01/2018	HUF	118,886,546	463	462	—	(1)
Barclays Bank PLC	03/01/2018	SEK	3,817,173	463	460	—	(3)
Barclays Bank PLC	03/02/2018	BRL	22,397,969	6,703	6,899	196	—
Barclays Bank PLC	03/02/2018	CAD	2,292,669	1,819	1,786	—	(33)
Barclays Bank PLC	03/02/2018	EUR	757,000	929	924	—	(5)
Barclays Bank PLC	03/02/2018	GBP	2,081,750	2,884	2,866	—	(18)
Barclays Bank PLC	03/02/2018	HUF	828,233,950	3,281	3,219	—	(62)
Barclays Bank PLC	03/02/2018	JPY	44,857,549	419	420	1	—
Barclays Bank PLC	03/02/2018	NOK	1,480,506	189	187	—	(2)
Barclays Bank PLC	03/02/2018	SEK	3,817,148	464	461	—	(3)
Barclays Bank PLC	03/05/2018	AUD	1,685,000	1,319	1,309	—	(10)
Barclays Bank PLC	03/05/2018	CAD	903,950	738	705	—	(33)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset		Liability
Barclays Bank PLC	03/05/2018	NOK	13,750,661	$1,746	$1,741		$—	$(5)
Barclays Bank PLC	03/05/2018	EUR	27,491,065	34,188	33,547		—	(641)
Barclays Bank PLC	03/05/2018	HUF	1,479,549,067	5,933	5,753		—	(180)
Barclays Bank PLC	03/05/2018	JPY	669,015,622	6,148	6,272		124	—
Barclays Bank PLC	03/05/2018	NZD	4,350,000	3,187	3,137		—	(50)
Barclays Bank PLC	03/05/2018	SEK	50,453,421	6,215	6,090		—	(125)
Barclays Bank PLC	03/06/2018	JPY	109,451,091	1,023	1,026		3	—
Barclays Bank PLC	03/09/2018	JPY	69,155,128	632	649		17	—
Barclays Bank PLC	03/12/2018	PHP	178,593,827	3,523	3,424		—	(99)
Barclays Bank PLC	03/22/2018	MYR	66,457,036	16,879	16,933		60	(6)
Barclays Bank PLC	03/28/2018	EUR	837,000	997	1,023		26	—
Barclays Bank PLC	03/28/2018	SEK	8,021,808	999	970		—	(29)
Barclays Bank PLC	04/11/2018	CNH	21,860,618	3,368	3,446		79	(1)
Barclays Bank PLC	04/11/2018	EUR	2,154,877	2,668	2,636		6	(38)
Barclays Bank PLC	04/11/2018	JPY	371,055,857	3,420	3,489		78	(9)
Barclays Bank PLC	04/13/2018	MXN	35,314,403	1,882	1,861		—	(21)
Barclays Bank PLC	04/30/2018	MYR	1,501,131	379	382		3	—
Barclays Bank PLC	05/02/2018	KRW	652,651,153	608	602		—	(6)
Barclays Bank PLC	05/15/2018	CNH	7,977,310	1,258	1,255		—	(3)
Barclays Bank PLC	07/03/2018	PHP	767,223,115	14,799	14,566		1	(234)
Barclays Bank PLC	07/03/2018	ZAR	17,588,543	1,258	1,466		208	—
Barclays Bank PLC	10/22/2018	PHP	744,859,383	14,160	14,048		9	(121)
Barclays Bank PLC	12/21/2018	IDR	5,834,563,410	420	413		—	(7)
Barclays Bank PLC	12/27/2018	IDR	54,950,086,206	3,949	3,883		—	(66)
Barclays Bank PLC	02/06/2019	BRL	22,068,443	6,556	6,578		33	(11)
BNP Paribas	03/05/2018	JPY	51,115,000	467	479		12	—
BNP Paribas	03/14/2018	NOK	860,000	109	109		—	—
BNP Paribas	03/20/2018	TRY	415,000	110	109		—	(1)
Citigroup Inc	03/07/2018	AUD	105,000	83	82		—	(1)
Citigroup Inc	03/16/2018	ZAR	1,275,000	109	108		—	(1)
Citigroup Inc	03/21/2018	AUD	41,098,000	31,343	31,916		618	(45)
Citigroup Inc	03/21/2018	BRL	18,240,999	5,601	5,608		14	(7)
Citigroup Inc	03/21/2018	CAD	25,129,124	19,809	19,593		6	(222)
Citigroup Inc	03/21/2018	CHF	17,557,771	18,590	18,630		165	(125)
Citigroup Inc	03/21/2018	CLP	2,628,436,000	4,351	4,417		66	—
Citigroup Inc	03/21/2018	CNY	9,891,000	1,522	1,561		40	(1)
Citigroup Inc	03/21/2018	COP	838,885,000	285	292		8	(1)
Citigroup Inc	03/21/2018	CZK	89,100,000	4,170	4,286		116	—
Citigroup Inc	03/21/2018	DKK	6,694,380	1,124	1,099		—	(25)
Citigroup Inc	03/21/2018	EUR	18,989,115	22,901	23,201		358	(58)
Citigroup Inc	03/21/2018	GBP	9,749,002	13,373	13,433		150	(90)
Citigroup Inc	03/21/2018	HKD	12,551,000	1,606	1,605		—	(1)
Citigroup Inc	03/21/2018	HUF	410,725,000	1,627	1,600		1	(28)
Citigroup Inc	03/21/2018	IDR	8,481,650,000	620	615		—	(5)
Citigroup Inc	03/21/2018	ILS	7,368,307	2,114	2,122		8	—
Citigroup Inc	03/21/2018	INR	78,245,000	1,215	1,197		—	(18)
Citigroup Inc	03/21/2018	KRW	8,309,433,875	7,696	7,668		15	(43)
Citigroup Inc	03/21/2018	MXN	239,894,000	12,591	12,687		101	(5)
Citigroup Inc	03/21/2018	NOK	41,808,997	5,343	5,299		1	(45)
Citigroup Inc	03/21/2018	NZD	19,743,000	14,241	14,234		108	(115)
Citigroup Inc	03/21/2018	PHP	33,184,000	651	636		—	(15)
Citigroup Inc	03/21/2018	PLN	14,731,001	4,145	4,308		163	—
Citigroup Inc	03/21/2018	SEK	64,488,551	7,948	7,796		—	(152)
Citigroup Inc	03/21/2018	SGD	3,679,000	2,753	2,779		31	(5)
Citigroup Inc	03/21/2018	THB	3,722,000	119	119		—	—
Citigroup Inc	03/21/2018	TRY	31,657,000	8,023	8,280		262	(5)
Citigroup Inc	03/21/2018	TWD	27,089,000	911	927		16	—
Citigroup Inc	03/22/2018	CAD	140,000	110	109		—	(1)
Citigroup Inc	03/22/2018	JPY	2,309,837,000	21,027	21,684		658	(1)
Citigroup Inc	03/22/2018	ZAR	44,286,000	3,356	3,745		389	—
Citigroup Inc	06/20/2018	AUD	9,702,000	7,610	7,536		—	(74)
Citigroup Inc	06/20/2018	BRL	3,922,000	1,194	1,194		1	(1)
Citigroup Inc	06/20/2018	CAD	3,306,621	2,611	2,583		—	(28)
Citigroup Inc	06/20/2018	CLP	323,499,000	547	543		—	(4)
Citigroup Inc	06/20/2018	CNY	7,547,000	1,188	1,185		—	(3)
Citigroup Inc	06/20/2018	COP	618,244,500	214	214		1	(1)
Citigroup Inc	06/20/2018	CZK	18,550,000	905	898		—	(7)
Citigroup Inc	06/20/2018	EUR	1,742,624	2,161	2,144		—	(17)
Citigroup Inc	06/20/2018	GBP	1,832,687	2,567	2,535		—	(32)
Citigroup Inc	06/20/2018	HKD	200,000	26	26		—	—
Citigroup Inc	06/20/2018	HUF	968,000	4	4		—	—
Citigroup Inc	06/20/2018	IDR	3,186,952,984	231	229		—	(2)
Citigroup Inc	06/20/2018	ILS	10,000	3	3		—	—
See accompanying notes.			147

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	06/20/2018	MXN	99,554,062	$5,231	$5,189	$—	$(42)
Citigroup Inc	06/20/2018	INR	6,945,750	105	105	—	—
Citigroup Inc	06/20/2018	JPY	1,169,872,877	11,022	11,054	35	(3)
Citigroup Inc	06/20/2018	KRW	214,972,000	201	199	—	(2)
Citigroup Inc	06/20/2018	NOK	11,907,000	1,527	1,514	—	(13)
Citigroup Inc	06/20/2018	NZD	11,525,997	8,400	8,305	—	(95)
Citigroup Inc	06/20/2018	PHP	12,753,000	244	243	—	(1)
Citigroup Inc	06/20/2018	PLN	7,357,501	2,177	2,157	—	(20)
Citigroup Inc	06/20/2018	SEK	70,000	9	9	—	—
Citigroup Inc	06/20/2018	TRY	12,203,998	3,117	3,109	1	(9)
Citigroup Inc	06/20/2018	TWD	3,889,000	134	134	—	—
Citigroup Inc	06/20/2018	ZAR	12,195,426	1,030	1,018	—	(12)
Deutsche Bank AG	03/07/2018	COP	338,970,000	116	118	2	—
Deutsche Bank AG	03/07/2018	PEN	965,000	298	295	—	(3)
Deutsche Bank AG	03/08/2018	MXN	58,836,921	3,151	3,118	—	(33)
Deutsche Bank AG	03/14/2018	CLP	57,650,000	97	97	—	—
Deutsche Bank AG	03/16/2018	COP	313,255,000	108	109	1	—
Deutsche Bank AG	03/16/2018	PEN	535,000	165	164	—	(1)
Deutsche Bank AG	03/20/2018	JPY	958,600,000	8,486	8,998	512	—
Deutsche Bank AG	03/20/2018	PLN	275,000	82	80	—	(2)
Deutsche Bank AG	03/22/2018	BRL	265,000	81	81	—	—
Deutsche Bank AG	03/22/2018	CNY	2,245,000	353	354	1	—
Deutsche Bank AG	03/22/2018	MXN	1,515,000	81	80	—	(1)
Deutsche Bank AG	03/22/2018	PHP	7,090,000	137	136	—	(1)
Deutsche Bank AG	03/29/2018	CLP	64,250,000	109	108	—	(1)
HSBC Securities Inc	03/14/2018	CAD	170,000	135	133	—	(2)
HSBC Securities Inc	03/14/2018	MXN	2,360,000	126	125	—	(1)
HSBC Securities Inc	03/22/2018	BRL	21,300,000	6,637	6,547	—	(90)
HSBC Securities Inc	03/22/2018	CNH	64,000,000	10,001	10,103	102	—
HSBC Securities Inc	03/22/2018	CZK	218,300,000	10,547	10,501	—	(46)
HSBC Securities Inc	03/22/2018	EUR	8,000,000	9,907	9,775	—	(132)
HSBC Securities Inc	03/22/2018	KRW	21,560,000,000	20,186	19,893	—	(293)
HSBC Securities Inc	03/22/2018	MXN	125,000,000	6,683	6,610	—	(73)
HSBC Securities Inc	03/22/2018	RUB	661,000,000	11,686	11,714	28	—
JPMorgan Chase	03/26/2018	EUR	2,218,986	2,738	2,712	—	(26)
Merrill Lynch	03/02/2018	BRL	1,495,000	461	460	—	(1)
Merrill Lynch	03/20/2018	ARS	2,175,000	109	107	—	(2)
Merrill Lynch	03/22/2018	EUR	65,000	80	79	—	(1)
Merrill Lynch	03/22/2018	SGD	105,000	79	79	—	—
Merrill Lynch	03/23/2018	SGD	320,000	243	242	—	(1)
Merrill Lynch	03/29/2018	NZD	110,000	80	79	—	(1)
Merrill Lynch	05/21/2018	PHP	420,815,000	8,259	8,010	—	(249)
Morgan Stanley & Co	03/02/2018	BRL	9,320,000	2,875	2,870	—	(5)
Morgan Stanley & Co	03/07/2018	RUB	6,165,000	111	110	—	(1)
Morgan Stanley & Co	03/07/2018	TWD	4,175,000	143	143	—	—
Morgan Stanley & Co	03/08/2018	MXN	56,350,000	2,990	2,986	—	(4)
Morgan Stanley & Co	03/14/2018	BRL	350,000	108	108	—	—
Morgan Stanley & Co	03/14/2018	IDR	2,979,245,000	218	216	—	(2)
Morgan Stanley & Co	03/14/2018	PLN	310,000	92	91	—	(1)
Morgan Stanley & Co	03/16/2018	CHF	330,000	358	350	—	(8)
Morgan Stanley & Co	03/16/2018	ILS	385,000	110	111	1	—
Morgan Stanley & Co	03/16/2018	NOK	1,075,000	137	136	—	(1)
Morgan Stanley & Co	03/20/2018	KRW	179,130,000	167	165	—	(2)
Morgan Stanley & Co	03/22/2018	KRW	116,300,000	108	107	—	(1)
Morgan Stanley & Co	03/22/2018	TRY	305,000	80	80	—	—
Morgan Stanley & Co	03/23/2018	TRY	100,000	26	26	—	—
Morgan Stanley & Co	03/26/2018	JPY	11,765,000	110	110	—	—
Morgan Stanley & Co	04/03/2018	TWD	2,395,000	82	82	—	—
UBS AG	03/05/2018	GBP	2,216,761	3,166	3,052	—	(114)
UBS AG	03/07/2018	CNY	1,885,000	299	298	—	(1)
UBS AG	03/07/2018	TRY	410,000	108	108	—	—
UBS AG	03/16/2018	INR	22,700,000	352	347	—	(5)
UBS AG	03/20/2018	INR	14,390,000	223	220	—	(3)
UBS AG	03/22/2018	MYR	315,000	80	80	—	—
UBS AG	03/29/2018	ZAR	945,000	81	80	—	(1)
Total						$14,639	$(11,165)
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Bank of America NA	03/23/2018	AUD	101,702,000	$78,776	$78,979	$378	$(581)
Bank of America NA	03/23/2018	CAD	220,810,000	173,765	172,180	1,646	(61)
Bank of America NA	03/23/2018	CHF	43,502,000	44,802	46,169	70	(1,437)
Bank of America NA	03/23/2018	EUR	32,545,000	39,525	39,768	143	(386)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset		Liability
Bank of America NA	03/23/2018	MXN	456,442,000	$23,174	$24,132		$12	$(970)
Bank of America NA	03/23/2018	GBP	23,284,000	32,298	32,086		425	(213)
Bank of America NA	03/23/2018	JPY	14,897,295,000	134,378	139,864		—	(5,486)
Bank of America NA	03/23/2018	NZD	38,082,000	26,773	27,454		27	(708)
Bank of New York Mellon	03/14/2018	EUR	5,791,440	6,289	7,072		—	(783)
Bank of New York Mellon	03/21/2018	EUR	12,990,000	15,653	15,871		39	(257)
Bank of New York Mellon	03/21/2018	GBP	200,000	269	276		—	(7)
Bank of New York Mellon	03/22/2018	JPY	40,670,000	370	382		—	(12)
Bank of New York Mellon	04/13/2018	EUR	812,425	991	994		—	(3)
Bank of New York Mellon	05/04/2018	EUR	4,570,835	5,382	5,603		—	(221)
Bank of New York Mellon	06/22/2018	ZAR	1,514,330	122	126		—	(4)
Bank of New York Mellon	07/20/2018	ZAR	45,121,185	3,188	3,753		—	(565)
Bank of New York Mellon	08/14/2018	EUR	1,596,060	1,921	1,972		—	(51)
Bank of New York Mellon	09/20/2018	CHF	5,360,237	5,521	5,785		—	(264)
Bank of New York Mellon	09/20/2018	EUR	8,286,625	9,906	10,272		—	(366)
Bank of New York Mellon	09/21/2018	EUR	10,029,485	12,489	12,434		55	—
Bank of New York Mellon	09/26/2018	GBP	1,110,000	1,515	1,542		—	(27)
Bank of New York Mellon	10/05/2018	EUR	1,015,575	1,217	1,261		—	(44)
Bank of New York Mellon	12/05/2018	EUR	6,104,925	7,445	7,618		6	(179)
Barclays Bank PLC	03/01/2018	EUR	757,000	927	924		3	—
Barclays Bank PLC	03/01/2018	HUF	118,886,547	462	462		—	—
Barclays Bank PLC	03/01/2018	SEK	3,817,173	463	461		2	—
Barclays Bank PLC	03/02/2018	BRL	22,245,694	6,703	6,852		5	(154)
Barclays Bank PLC	03/02/2018	CAD	4,560,422	3,647	3,554		93	—
Barclays Bank PLC	03/02/2018	EUR	3,028,000	3,745	3,694		51	—
Barclays Bank PLC	03/02/2018	GBP	1,483,450	2,064	2,043		21	—
Barclays Bank PLC	03/02/2018	HUF	118,782,763	463	462		1	—
Barclays Bank PLC	03/02/2018	JPY	44,948,551	419	421		—	(2)
Barclays Bank PLC	03/02/2018	NOK	7,428,132	946	941		5	—
Barclays Bank PLC	03/02/2018	SEK	3,801,273	466	459		7	—
Barclays Bank PLC	03/05/2018	AUD	988,000	784	767		17	—
Barclays Bank PLC	03/05/2018	CAD	604,551	493	471		22	—
Barclays Bank PLC	03/05/2018	EUR	11,113,400	13,752	13,562		194	(4)
Barclays Bank PLC	03/05/2018	HUF	1,478,830,309	5,869	5,749		120	—
Barclays Bank PLC	03/05/2018	JPY	789,629,195	7,257	7,403		—	(146)
Barclays Bank PLC	03/05/2018	NOK	6,935,930	882	879		3	—
Barclays Bank PLC	03/05/2018	NZD	3,888,000	2,838	2,804		34	—
Barclays Bank PLC	03/05/2018	SEK	52,063,605	6,639	6,284		355	—
Barclays Bank PLC	03/06/2018	JPY	40,347,536	378	378		—	—
Barclays Bank PLC	03/09/2018	JPY	69,236,042	632	649		—	(17)
Barclays Bank PLC	03/12/2018	PHP	179,047,043	3,523	3,433		90	—
Barclays Bank PLC	03/22/2018	MYR	66,457,036	16,830	16,933		—	(103)
Barclays Bank PLC	03/28/2018	EUR	837,000	999	1,023		—	(24)
Barclays Bank PLC	03/28/2018	SEK	8,018,460	997	970		27	—
Barclays Bank PLC	04/11/2018	CNH	21,523,585	3,367	3,393		6	(32)
Barclays Bank PLC	04/11/2018	EUR	351,540	433	430		3	—
Barclays Bank PLC	04/11/2018	JPY	154,411,306	1,436	1,452		—	(16)
Barclays Bank PLC	04/11/2018	ZAR	23,551,133	1,994	1,986		8	—
Barclays Bank PLC	04/13/2018	MXN	35,938,391	1,882	1,894		—	(12)
Barclays Bank PLC	04/30/2018	MYR	25,471,067	6,539	6,481		58	—
Barclays Bank PLC	05/02/2018	KRW	649,116,930	608	599		9	—
Barclays Bank PLC	05/15/2018	CNH	7,977,310	1,258	1,255		3	—
Barclays Bank PLC	07/03/2018	PHP	765,031,993	14,799	14,524		275	—
Barclays Bank PLC	07/03/2018	ZAR	18,113,108	1,258	1,510		—	(252)
Barclays Bank PLC	07/23/2018	TRY	8,979,188	2,250	2,265		—	(15)
Barclays Bank PLC	08/03/2018	EUR	6,470,905	8,136	7,989		147	—
Barclays Bank PLC	10/22/2018	PHP	387,310,901	7,390	7,305		85	—
Barclays Bank PLC	12/21/2018	IDR	5,830,368,900	419	412		7	—
BNP Paribas	03/05/2018	JPY	25,010,000	229	234		—	(5)
BNP Paribas	03/13/2018	SEK	1,480,000	183	179		4	—
BNP Paribas	03/14/2018	NOK	860,000	110	109		1	—
Citigroup Inc	03/07/2018	AUD	105,000	84	82		2	—
Citigroup Inc	03/07/2018	EUR	180,000	222	220		2	—
Citigroup Inc	03/13/2018	HUF	36,750,000	145	143		2	—
Citigroup Inc	03/21/2018	AUD	31,396,000	24,323	24,381		165	(223)
Citigroup Inc	03/21/2018	BRL	35,763,999	10,887	10,994		—	(107)
Citigroup Inc	03/21/2018	CAD	20,877,742	16,444	16,279		176	(11)
Citigroup Inc	03/21/2018	CHF	26,005,343	26,631	27,593		11	(973)
Citigroup Inc	03/21/2018	CLP	2,628,436,000	4,177	4,418		—	(241)
Citigroup Inc	03/21/2018	CNY	9,891,000	1,547	1,562		3	(18)
Citigroup Inc	03/21/2018	COP	632,803,500	221	221		1	(1)
Citigroup Inc	03/21/2018	CZK	70,550,000	3,379	3,393		24	(38)
Citigroup Inc	03/21/2018	DKK	6,694,380	1,080	1,099		—	(19)
See accompanying notes.			149

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	03/21/2018	HKD	12,551,000	$1,608	$1,605	$3	$—
Citigroup Inc	03/21/2018	EUR	17,246,476	21,036	21,071	185	(220)
Citigroup Inc	03/21/2018	GBP	7,410,687	10,191	10,211	78	(98)
Citigroup Inc	03/21/2018	HUF	424,601,000	1,619	1,653	1	(35)
Citigroup Inc	03/21/2018	IDR	6,098,260,016	447	442	5	—
Citigroup Inc	03/21/2018	ILS	13,510,000	3,873	3,890	3	(20)
Citigroup Inc	03/21/2018	INR	75,929,750	1,170	1,161	12	(3)
Citigroup Inc	03/21/2018	KRW	10,483,703,000	9,649	9,674	15	(40)
Citigroup Inc	03/21/2018	MXN	113,539,062	6,057	6,005	52	—
Citigroup Inc	03/21/2018	NOK	75,430,998	9,161	9,560	—	(399)
Citigroup Inc	03/21/2018	NZD	19,743,000	13,926	14,233	69	(376)
Citigroup Inc	03/21/2018	PHP	33,184,000	640	635	5	—
Citigroup Inc	03/21/2018	PLN	7,373,501	2,177	2,156	21	—
Citigroup Inc	03/21/2018	SEK	123,702,097	14,923	14,956	55	(88)
Citigroup Inc	03/21/2018	SGD	3,679,000	2,734	2,779	1	(46)
Citigroup Inc	03/21/2018	THB	3,722,000	119	119	—	—
Citigroup Inc	03/21/2018	TRY	21,109,998	5,407	5,521	7	(121)
Citigroup Inc	03/21/2018	TWD	23,200,000	793	793	3	(3)
Citigroup Inc	03/22/2018	CAD	140,000	111	109	2	—
Citigroup Inc	03/22/2018	JPY	1,958,493,874	17,763	18,386	—	(623)
Citigroup Inc	03/22/2018	ZAR	28,357,428	2,247	2,398	12	(163)
Citigroup Inc	06/20/2018	AUD	1,553,000	1,219	1,206	13	—
Citigroup Inc	06/20/2018	BRL	18,139,999	5,522	5,525	7	(10)
Citigroup Inc	06/20/2018	CAD	1,649,677	1,300	1,288	12	—
Citigroup Inc	06/20/2018	CHF	6,666,338	7,185	7,132	53	—
Citigroup Inc	06/20/2018	CLP	702,289,000	1,178	1,179	—	(1)
Citigroup Inc	06/20/2018	CNY	156,000	24	24	—	—
Citigroup Inc	06/20/2018	COP	10,611,000	4	4	—	—
Citigroup Inc	06/20/2018	CZK	3,000,000	148	145	3	—
Citigroup Inc	06/20/2018	EUR	5,468,329	6,782	6,728	54	—
Citigroup Inc	06/20/2018	GBP	291,000	408	403	5	—
Citigroup Inc	06/20/2018	HKD	11,175,000	1,432	1,432	—	—
Citigroup Inc	06/20/2018	HUF	39,262,000	155	154	1	—
Citigroup Inc	06/20/2018	IDR	2,196,653,984	159	158	1	—
Citigroup Inc	06/20/2018	ILS	7,401,307	2,133	2,143	—	(10)
Citigroup Inc	06/20/2018	INR	10,145,000	154	153	1	—
Citigroup Inc	06/20/2018	JPY	4,436,000	42	42	—	—
Citigroup Inc	06/20/2018	KRW	4,382,382,883	4,077	4,051	26	—
Citigroup Inc	06/20/2018	MXN	7,345,000	388	383	5	—
Citigroup Inc	06/20/2018	NOK	33,621,997	4,297	4,276	22	(1)
Citigroup Inc	06/20/2018	PHP	9,845,000	187	187	—	—
Citigroup Inc	06/20/2018	PLN	30,000	9	9	—	—
Citigroup Inc	06/20/2018	SEK	63,888,789	7,905	7,780	125	—
Citigroup Inc	06/20/2018	SGD	543,000	412	411	1	—
Citigroup Inc	06/20/2018	THB	8,559,000	273	274	—	(1)
Citigroup Inc	06/20/2018	TRY	1,501,000	385	382	3	—
Citigroup Inc	06/20/2018	TWD	5,823,000	202	201	1	—
Citigroup Inc	06/20/2018	ZAR	255,000	21	21	—	—
Credit Suisse	03/20/2018	JPY	3,629,892,288	32,427	34,071	—	(1,644)
Credit Suisse	03/28/2018	COP	3,330,000,000	1,170	1,162	8	—
Credit Suisse	03/29/2018	EUR	70,000	87	86	1	—
Deutsche Bank AG	03/07/2018	COP	338,970,000	119	118	1	—
Deutsche Bank AG	03/07/2018	PEN	965,000	295	295	—	—
Deutsche Bank AG	03/08/2018	EUR	2,530,000	3,152	3,088	64	—
Deutsche Bank AG	03/14/2018	CLP	57,650,000	96	97	—	(1)
Deutsche Bank AG	03/16/2018	PEN	535,000	164	164	—	—
Deutsche Bank AG	03/22/2018	BRL	265,000	81	81	—	—
Deutsche Bank AG	03/22/2018	CNY	2,245,000	354	354	—	—
Deutsche Bank AG	03/22/2018	GBP	1,046,000	1,465	1,441	24	—
Deutsche Bank AG	03/22/2018	PHP	11,410,000	217	218	—	(1)
Deutsche Bank AG	03/28/2018	EUR	412,000	509	504	5	—
HSBC Securities Inc	03/14/2018	CAD	170,000	135	133	2	—
HSBC Securities Inc	03/14/2018	MXN	2,360,000	126	125	1	—
HSBC Securities Inc	03/22/2018	BRL	21,300,000	6,567	6,547	20	—
HSBC Securities Inc	03/22/2018	CNH	64,000,000	10,060	10,101	—	(41)
HSBC Securities Inc	03/22/2018	CZK	218,300,000	10,796	10,501	295	—
HSBC Securities Inc	03/22/2018	EUR	8,000,000	9,922	9,775	147	—
HSBC Securities Inc	03/22/2018	KRW	21,560,000,000	19,944	19,895	103	(54)
HSBC Securities Inc	03/22/2018	MXN	125,000,000	6,572	6,610	—	(38)
HSBC Securities Inc	03/22/2018	RUB	661,000,000	11,670	11,714	—	(44)
HSBC Securities Inc	03/26/2018	EUR	14,625,010	17,997	17,875	122	—
HSBC Securities Inc	03/29/2018	ILS	385,000	111	111	—	—
JPMorgan Chase	03/21/2018	GBP	1,507,000	2,029	2,077	—	(48)
See accompanying notes.			150

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Contracts to Deliver		In Exchange For	Fair Value		Asset	Liability
Merrill Lynch		03/12/2018		GBP	625,000	$879	$861		$18		$—
Merrill Lynch		03/02/2018		BRL	1,495,000	471	460		11		—
Merrill Lynch		03/20/2018		ARS	2,175,000	107	107		—		—
Merrill Lynch		03/28/2018		EUR	10,860,000	13,389	13,276		113		—
Merrill Lynch		03/28/2018		MXN	10,000,000	534	528		6		—
Merrill Lynch		04/03/2018		BRL	1,495,000	460	459		1		—
Morgan Stanley & Co		03/02/2018		BRL	9,320,000	2,936	2,870		66		—
Morgan Stanley & Co		03/07/2018		RUB	6,165,000	108	109		—		(1)
Morgan Stanley & Co		03/07/2018		TWD	4,175,000	143	143		—		—
Morgan Stanley & Co		03/08/2018		PLN	28,925,000	8,560	8,453		107		—
Morgan Stanley & Co		03/12/2018		EUR	2,330,000	2,868	2,845		23		—
Morgan Stanley & Co		03/14/2018		BRL	350,000	108	108		—		—
Morgan Stanley & Co		03/14/2018		PLN	310,000	93	91		2		—
Morgan Stanley & Co		03/16/2018		CHF	330,000	354	350		4		—
Morgan Stanley & Co		03/16/2018		ILS	385,000	109	111		—		(2)
Morgan Stanley & Co		03/16/2018		NOK	2,560,000	328	324		4		—
Morgan Stanley & Co		03/20/2018		GBP	200,000	282	276		6		—
Morgan Stanley & Co		03/20/2018		KRW	382,655,000	353	353		—		—
Morgan Stanley & Co		03/21/2018		EUR	10,672,000	12,621	13,039		—		(418)
Morgan Stanley & Co		03/22/2018		KRW	116,300,000	108	107		1		—
Morgan Stanley & Co		03/22/2018		TRY	205,000	54	54		—		—
Morgan Stanley & Co		03/23/2018		TRY	100,000	26	26		—		—
Morgan Stanley & Co		03/28/2018		PEN	710,000	218	217		1		—
Morgan Stanley & Co		03/28/2018		ZAR	86,950,000	7,454	7,346		108		—
Morgan Stanley & Co		04/03/2018		BRL	9,320,000	2,865	2,861		4		—
UBS AG		03/05/2018		EUR	2,530,000	3,165	3,087		78		—
UBS AG		03/07/2018		CNY	1,885,000	298	298		—		—
UBS AG		03/07/2018		TRY	410,000	107	108		—		(1)
UBS AG		03/16/2018		INR	5,225,000	80	80		—		—
Total									$7,051		$(19,589)

Amounts in thousands except contracts.

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		February 28,	Receive	Payment			Upfront		Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date	Notional Amount	Payments/(Receipts)		(Depreciation)	Asset	Liability
Barclays Capital	Mexico	1.05%		(1.00)% Quarterly	12/20/2022	$8,000	$(4	) $	21	$17	$ —
	Government
	International Bond,
	4.15%, 03/28/2027
Goldman Sachs &	Assured Guaranty	0.85%		(5.00)% Quarterly	12/20/2021	6,000	(691)		(206)	—	(897)
Co	Municipal Corp,
	5.00%, 06/20/2022
Goldman Sachs &	Gap Inc/The,	0.81%		(1.00)% Quarterly	12/20/2021	3,000	239		(259)	—	(20)
Co	5.95%, 04/12/2021
Goldman Sachs &	Hertz Corp/The,	6.88%		(5.00)% Quarterly	06/20/2022	3,000	415		(220)	195	—
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	4.36%		(5.00)% Quarterly	06/20/2020	3,000	161		(202)	—	(41)
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	4.94%		(5.00)% Quarterly	12/20/2020	2,000	73		(76)	—	(3)
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	2.96%		(5.00)% Quarterly	06/20/2019	3,000	—		(78)	—	(78)
Co	5.88%, 10/15/2020
Goldman Sachs &	International Lease	0.64%		(5.00)% Quarterly	12/20/2021	6,000	(804)		(142)	—	(946)
Co	Finance Corp,
	8.25%, 12/15/2020
Goldman Sachs &	JC Penney Corp	6.84%		(5.00)% Quarterly	12/20/2021	2,000	41		74	115	—
Co	Inc, 6.38%,
	10/15/2036
Goldman Sachs &	JC Penney Corp	7.80%		(5.00)% Quarterly	12/20/2022	3,000	574		(270)	304	—
Co	Inc, 6.38%,
	10/15/2036
Goldman Sachs &	Kohl's Corp, 4.00%,	0.70%		(1.00)% Quarterly	12/20/2021	3,000	143		(176)	—	(33)
Co	11/01/2021
Goldman Sachs &	Macys, 3.45%,	1.76%		(1.00)% Quarterly	12/20/2022	3,000	301		(201)	100	—
Co	01/15/2021
Goldman Sachs &	Nordstrom Inc,	2.45%		(1.00)% Quarterly	12/20/2021	3,000	61		91	152	—
Co	6.95%, 03/15/2028

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		February 28,	Receive	Payment				Upfront	Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Notional Amount	Payments/(Receipts)	(Depreciation)	Asset Liability
Goldman Sachs &	Staples Inc, 3.75%,	3.98%	(1.00)% Quarterly		12/20/2021		$4,000	$199	$207	$406	$ —
Co	01/12/2018
JPMorgan Chase	Korea International	0.59%	(1.00)% Quarterly		12/20/2022	EUR	950	(16)	(7)	—	(23)
	Bond, 7.13%,
	04/16/2019
JPMorgan Chase	Mexico	1.05%	(1.00)% Quarterly		12/20/2022		$24,000	(32)	84	52	—
	Government
	International Bond,
	4.15%, 03/28/2027
JPMorgan Chase	Teva	2.21%	(1.00)% Quarterly		12/20/2022		100	11	(6)	5	—
	Pharmaceutical
	Finance Co BV,
	3.65%, 11/10/2021
JPMorgan Chase	Teva	2.21%	(1.00)% Quarterly		12/20/2022		170	18	(9)	9	—
	Pharmaceutical
	Finance Co BV,
	3.65%, 11/10/2021
Merrill Lynch	CDX.EM.28	N/A	(1.00)% Quarterly		12/20/2022		3,419	138	(107)	31	—
Merrill Lynch	Turkey Government	1.67%	(1.00)% Quarterly		12/20/2022		1,400	66	(25)	41	—
	International Bond,
	11.88%, 01/15/2030
Morgan Stanley &	ITX.ASIA.28.1	N/A	(1.00)% Quarterly		12/20/2022		1,995	(19)	(9)	—	(28)
Co
Morgan Stanley &	Turkey Government	1.67%	(1.00)% Quarterly		12/20/2022		1,525	53	(8)	45	—
Co	International Bond,
	11.88%, 01/15/2030
Morgan Stanly & Co Mexico		1.05%	(1.00)% Quarterly		12/20/2022		2,750	7	(1)	6	—
	Government
	International Bond,
	4.15%, 03/28/2027
Total								$934	$(1,525)	$1,478	$ (2,069)

Amounts in thousands.
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		February 28,	Receive	Payment				Upfront	Appreciation/
Reference Entity		2018 (a)	Fixed Rate	Frequency	Maturity Date		Notional Amount	Payments/(Receipts)	(Depreciation)	Fair Value
ITX.EX.28.5		N/A	(5.00)%	Quarterly	12/20/2022	EUR	8,000	$(1,071)	$66		$(1,005)
Total								$(1,071)	$66		$(1,005)

Sell Protection
		Implied
		Credit
		Spread as of	(Pay)/						Unrealized
		February 28,	Receive	Payment		Notional Amount		Upfront	Appreciation/
Reference Entity		2018 (a)	Fixed Rate	Frequency	Maturity Date		(b)	Payments/(Receipts)	(Depreciation)	Fair Value (c)
ITX.28.15		N/A	5.00% Quarterly		12/20/2022	EUR	4,103	$574	$(58)		$516
ITX.29.15		N/A	5.00% Quarterly		12/20/2022		$2,725	203	(19)		184
Total								$777	$(77)		$700

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $2,725 and 4,103 EUR.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

					Notional		Notional
					Amount of		Amount of
	Fund		Payment		Currency		Currency	Upfront	Unrealized	Fair Value
Counterparty	Receives	Fund Pays	Frequency	Maturity Date	Received		Delivered	Payments/(Receipts)	Appreciation/(Depreciation)	Asset	Liability
Bank of America	3 Month	12.15%	Quarterly	05/08/2023		$901	TRY 3,390 $	—	$2	$2	$—
NA	LIBOR
Bank of America	3 Month	12.16%	Quarterly	05/02/2023	2,049		7,691	—	3	3	—
NA	LIBOR
Bank of America	3 Month	12.15%	Quarterly	05/26/2023	1,596		6,066	—	1	1	—
NA	LIBOR
Total								$—	$6	$6	$—

Amounts in thousands.

Interest Rate Swaps

		(Pay)/
		Receive
	Floating Rate	Floating	Fixed Payment		Maturity	Notional		Unrealized	Upfront	Fair Value
Counterparty	Index	Rate	Rate Frequency		Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Bank of	CFETS China	Pay	3.97% Quarterly		02/23/2023	CNY	11,797	$6	$—	$6	$—
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	3.72% Quarterly		06/22/2022		11,886	(9)	—	—	(9)
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	3.98% Quarterly		03/24/2022		9,200	8	—	8	—
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	4.01% Quarterly		01/31/2023		8,690	7	—	7	—
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	3.77% Quarterly		09/18/2022		5,859	(4)	—	—	(4)
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	3.77% Quarterly		12/28/2021		16,222	(4)	—	—	(4)
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	4.01% Quarterly		11/01/2022		5,889	5	—	5	—
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	3.94% Quarterly		02/08/2022		11,972	8	—	8	—
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	4.00% Quarterly		11/16/2022		11,500	10	—	10	—
America NA	Fixing Repo
	Rates 7 Day
Bank of	CFETS China	Pay	3.85% Quarterly		09/08/2022		8,370	(1)	—	—	(1)
America NA	Fixing Repo
	Rates 7 Day
Bank of	FBIL -	Pay	6.05%Semiannual		06/29/2019	INR	587,016	(45)	—	—	(45)
America NA	Overnight
	MIBOR
Bank of	FBIL -	Receive	6.19%Semiannual		06/29/2022		251,100	74	—	74	—
America NA	Overnight
	MIBOR
Bank of	Sinacofi Chile	Receive	3.58%Semiannual		01/22/2023	CLP 1,481,440		(4)	—	—	(4)
America NA	Interbank Rate
	Avg
Bank of	Sinacofi Chile	Receive	2.96%Semiannual		02/20/2020		3,019,500	(6)	—	—	(6)
America NA	Interbank Rate
	Avg

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive
	Floating Rate	Floating	Fixed	Payment	Maturity		Notional	Unrealized	Upfront	Fair Value
Counterparty	Index	Rate	Rate	Frequency	Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
	Total							$45	$—	$118	$(73)

	Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed Payment		Maturity		Notional	Unrealized	Upfront
	Floating Rate Index	Rate	Rate Frequency		Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
	3 Month LIBOR	Receive	2.23% Quarterly		04/03/2024		$4,061	$127	$1		$128
	3 Month LIBOR	Pay	1.63%Semiannual		04/03/2019		13,537	(102)	—		(102)
	3 Month LIBOR	Receive	2.02% Quarterly		01/23/2022		5,283	134	1		135
	3 Month LIBOR	Receive	1.82% Quarterly		06/09/2022		5,524	203	1		204
	3 Month LIBOR	Receive	2.45% Quarterly		02/08/2021		1,210	6	1		7
	3 Month LIBOR	Receive	2.66% Quarterly		01/26/2028		463	8	1		9
	3 Month LIBOR	Pay	2.00%Semiannual		01/31/2024		5,083	(218)	1		(217)
	3 Month LIBOR	Pay	1.65%Semiannual		03/08/2019		15,120	(103)	1		(102)
	3 Month LIBOR	Receive	2.02% Quarterly		02/07/2022		4,265	110	1		111
	3 Month LIBOR	Receive	1.19% Quarterly		08/11/2021		6,434	318	1		319
	3 Month LIBOR	Receive	2.12% Quarterly		03/08/2022		6,219	141	—		141
	3 Month LIBOR	Pay	3.72%Semiannual		06/09/2047		519	(61)	—		(61)
	3 Month LIBOR	Receive	2.19% Quarterly		06/30/2027		694	39	—		39
	3 Month LIBOR	Receive	1.86% Quarterly		05/31/2022		5,719	179	—		179
	3 Month LIBOR	Pay	1.53%Semiannual		05/17/2019		10,297	(102)	—		(102)
	3 Month LIBOR	Pay	1.74%Semiannual		04/10/2020		9,180	(154)	1		(153)
	3 Month LIBOR	Pay	1.60%Semiannual		03/30/2019		9,437	(72)	—		(72)
	3 Month LIBOR	Pay	1.64%Semiannual		03/03/2019		17,740	(121)	—		(121)
	3 Month LIBOR	Receive	2.00% Quarterly		04/11/2022		5,502	153	—		153
	3 Month LIBOR	Pay	1.61%Semiannual		04/11/2019		13,401	(106)	1		(105)
	3 Month LIBOR	Receive	2.09% Quarterly		03/03/2022		7,419	176	1		177
	3 Month LIBOR	Receive	2.54% Quarterly		01/16/2028		385	11	—		11
	3 Month LIBOR	Receive	2.57% Quarterly		02/01/2023		3,785	30	1		31
	3 Month LIBOR	Pay	2.43%Semiannual		12/21/2027		6,250	(240)	—		(240)
	3 Month LIBOR	Receive	2.71% Quarterly		02/09/2025		7,061	45	—		45
	3 Month LIBOR	Receive	1.94% Quarterly		01/10/2022		2,111	60	—		60
	3 Month LIBOR	Pay	1.74%Semiannual		07/05/2020		11,160	(216)	1		(215)
	3 Month LIBOR	Pay	1.58%Semiannual		08/24/2019		15,366	(192)	—		(192)
	3 Month LIBOR	Receive	2.55% Quarterly		05/18/2047		507	41	1		42
	3 Month LIBOR	Receive	2.43% Quarterly		01/05/2028		32,190	1,247	—		1,247
	3 Month LIBOR	Receive	1.92% Quarterly		01/11/2022		2,111	61	—		61
	3 Month LIBOR	Pay	2.11%Semiannual		01/05/2020		162,480	(1,169)	—		(1,169)
	3 Month LIBOR	Receive	2.04% Quarterly		01/31/2024		5,065	206	1		207
	3 Month LIBOR	Receive	1.89% Quarterly		01/19/2022		2,111	63	—		63
	3 Month LIBOR	Pay	1.76%Semiannual		04/07/2020		11,960	(193)	—		(193)
	3 Month LIBOR	Receive	1.93% Quarterly		01/13/2022		4,225	122	—		122
	3 Month LIBOR	Receive	2.21% Quarterly		03/15/2022		5,314	102	—		102
	3 Month LIBOR	Pay	1.70%Semiannual		03/15/2019		12,902	(82)	—		(82)
	3 Month SAFE South Africa	Pay	6.99% Quarterly		05/29/2020	ZAR	139,951	21	—		21
	Johannesburg Interbank Agreed
	Rate
	6 Month BUBOR	Receive	0.43%Semiannual		08/10/2019	HUF	832,200	(14)	1		(13)
	6 Month BUBOR	Receive	0.37%Semiannual		02/12/2020		986,421	(6)	1		(5)
	6 Month BUBOR	Receive	1.12%Semiannual		07/17/2022		688,840	(11)	(1)		(12)
	6 Month BUBOR	Receive	0.29%Semiannual		10/10/2019		853,000	(5)	—		(5)
	6 Month BUBOR	Receive	0.40%Semiannual		07/20/2019		1,357,420	(20)	—		(20)
	6 Month PRIBOR	Receive	1.73%Semiannual		02/21/2023	CZK	31,718	(3)	1		(2)
	6 Month PRIBOR	Receive	1.76%Semiannual		01/26/2023		33,575	(6)	—		(6)
	6 Month WIBOR	Receive	2.55%Semiannual		03/10/2022	PLN	6,420	(8)	(2)		(10)
	6 Month WIBOR	Receive	2.37%Semiannual		04/26/2022		6,600	4	—		4
	6 Month WIBOR	Receive	2.52%Semiannual		03/09/2022		7,210	(7)	(2)		(9)
	Brazil Cetip Interbank Deposit	Receive	6.95%	Annual	07/02/2018	BRL	52,489	(21)	—		(21)
	Brazil Cetip Interbank Deposit	Receive	8.30%	Annual	07/02/2018		35,405	(92)	3		(89)
	Brazil Cetip Interbank Deposit	Pay	9.35%	Annual	01/04/2021		11,853	103	(3)		100
	Brazil Cetip Interbank Deposit	Receive	7.15%	Annual	07/02/2018		29,295	(13)	—		(13)
	Brazil Cetip Interbank Deposit	Pay	9.44%	Annual	01/04/2021		9,927	84	(1)		83
	Brazil Cetip Interbank Deposit	Pay	8.74%	Annual	01/04/2021		8,530	33	(1)		32
	Brazil Cetip Interbank Deposit	Receive	7.79%	Annual	07/02/2018		29,377	(48)	1		(47)
	Brazil Cetip Interbank Deposit	Receive	6.82%	Annual	07/02/2018		33,693	(8)	—		(8)
	Brazil Cetip Interbank Deposit	Receive	8.56%	Annual	07/02/2018		21,780	(68)	1		(67)
	Brazil Cetip Interbank Deposit	Pay	8.89%	Annual	01/04/2021		9,553	49	(2)		47

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive
		Floating	Fixed	Payment			Notional	Unrealized			Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)			Payments/(Receipts)		Fair Value
Brazil Cetip Interbank Deposit Receive			6.84%	Annual	07/02/2018	BRL	29,407		$(7)		$(1	) $		(8)
Brazil Cetip Interbank Deposit		Receive	7.85%	Annual	07/02/2018		29,652		(51)		1			(50)
Brazil Cetip Interbank Deposit		Pay	9.25%	Annual	01/04/2021		9,373		74		(2)			72
Brazil Cetip Interbank Deposit		Receive	9.32%	Annual	01/02/2019		18,343		(151)		8		(143)
Canada Bankers Acceptances 3		Receive	2.37% Quarterly		09/15/2027	CAD	9,200		140		(6)			134
Month
Canada Bankers Acceptances 3		Receive	2.36% Quarterly		09/15/2027		9,200		143		(6)			137
Month
Canada Bankers Acceptances 3		Pay	2.12% Semiannual		09/15/2021		22,700		(137)		4		(133)
Month
Canada Bankers Acceptances 3		Pay	2.10% Semiannual		09/14/2021		9,500		(63)		2			(61)
Month
Canada Bankers Acceptances 3		Receive	2.35% Quarterly		09/14/2027		3,900		63		(3)			60
Month
Canada Bankers Acceptances 3		Pay	2.07% Semiannual		09/19/2021		17,570		(129)		4		(125)
Month
Canada Bankers Acceptances 3		Receive	2.36% Quarterly		09/19/2027		7,180		111		(5)			106
Month
Canada Bankers Acceptances 3		Pay	2.12% Semiannual		09/18/2021		22,700		(135)		4		(131)
Month
Canada Bankers Acceptances 3		Pay	2.11% Semiannual		09/15/2021		22,700		(140)		4		(136)
Month
Canada Bankers Acceptances 3		Receive	2.39% Quarterly		09/18/2027		9,200		127		(6)			121
Month
Euribor 6 Month		Receive	0.05% Semiannual		01/05/2021	EUR	10,700		3		—			3
Euribor 6 Month		Receive	(0.12)% Semiannual		05/10/2019		3,000		(5)		—			(5)
Euribor 6 Month		Receive	(0.12)% Semiannual		05/10/2019		2,812		(4)		(1)			(5)
Euribor 6 Month		Receive	0.00% Semiannual		01/05/2021		1,702		3		—			3
ICE LIBOR JPY 6 Month		Receive	0.50% Semiannual		02/01/2037	JPY	556,500		174		19			193
MXN TIIE Banxico		Pay	7.85%	28 days	01/07/2028	MXN	16,985		(5)		—			(5)
MXN TIIE Banxico		Pay	7.83%	28 days	12/27/2027		20,935		(7)		—			(7)
US Federal Funds Effective		Receive	2.22%	Annual	03/31/2020		$11,279		8		1			9
Rate (continuous series)
US Federal Funds Effective		Receive	2.22%	Annual	03/31/2020		11,771		10		1			11
Rate (continuous series)
US Federal Funds Effective		Receive	1.68%	Annual	03/31/2019		14,206		32		—			32
Rate (continuous series)
US Federal Funds Effective		Receive	2.21%	Annual	03/31/2020		23,095		22		—			22
Rate (continuous series)
Total							$		491		$30	$		521

Amounts in thousands.

Total Return Swaps

													Value and
													Unrealized
				Pay/Receive									Appreciation/
	Reference			Positive			Payment	Expiration		Notional	Upfront		(Depreciation)
Counterparty	Entity	Contracts		Return	Financing Rate		Frequency	Date	Amount		Payments/(Receipts)		Asset	Liability
Citigroup Inc	ishares JPM		145,600	Receive	1.50%		Quarterly	05/21/2018		$16,125	$—		$27	$—
	USD EM Bond
	UCITS ETF
HSBC Securities	Egypt Treasury		54,500,000	Receive	3 month LIBOR		Quarterly	04/17/2018		2,823	—		73	—
Inc	Bills, 0.00%,				plus 1.10%
	07/10/2018
HSBC Securities	Egypt Treasury	250,075,000		Receive	3 month LIBOR		Quarterly	05/29/2018		13,052	—		32	—
Inc	Bills, 0.00%,				plus 1.10%
	08/21/2018
HSBC Securities	Nigerian OMO	2,518,000,000		Receive	3 month LIBOR		Quarterly	05/03/2018		6,666	—		30	—
Inc	Bill, 0.00%,				plus 1.10%
	06/07/2018
Morgan Stanley & MSCI Emerging			98	Receive	1 month US		Monthly	03/21/2018		144	—		4	—
Co	Markets				Libor plus .70%
	Thailand Net
	Total Return
	USD Index
Morgan Stanley & MSCI Emerging			83	Receive	1 month US		Monthly	03/21/2018		121	—		4	—
Co	Markets				Libor plus .70%
	Thailand Net
	Total Return
	USD Index

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Total Return Swaps (continued)

												Value and
												Unrealized
			Pay/Receive									Appreciation/
	Reference		Positive			Payment	Expiration	Notional		Upfront		(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate		Frequency	Date	Amount		Payments/(Receipts)		Asset	Liability
Morgan Stanley & MSCI Japan Net		195,197	Receive		ICE LIBOR JPY	Monthly	03/21/2018		$388,313		$—	$13	$—
Co	Return JPY				1 Month plus
	Index				.20%
Morgan Stanley &	MSCI Japan Net	31,620	Receive		ICE LIBOR JPY	Monthly	03/21/2018		62,903		—	2	—
Co	Return JPY				1 Month minus
	Index				.05%
Morgan Stanley &	MSCI Mexico	247	Pay		MXN TIIE	Monthly	03/21/2018	MXN	252		—	—	—
Co	Net Return				Banxico plus
	MXN Index				.25%
Morgan Stanley & MSCI		1,053	Pay		Euribor 1 Month	Monthly	03/21/2018	EUR	237		—	—	—
Co	Netherlands Net				plus .02%
	Return EUR
	Index
Morgan Stanley &	MSCI	22	Receive		SIBOR 1 Month	Monthly	03/21/2018	SGD	132		—	—	—
Co	Singapore Net				plus .10%
	Return SGD
	Index
Morgan Stanley & MSCI		27	Receive		SIBOR 1 Month	Monthly	03/21/2018		163		—	—	(1)
Co	Singapore Net				plus .10%
	Return SGD
	Index
Morgan Stanley &	MSCI	36	Receive		SIBOR 1 Month	Monthly	03/21/2018		217		—	—	(1)
Co	Singapore Net				plus .10%
	Return SGD
	Index
Morgan Stanley &	MSCI South	27,671	Pay		SAFE South	Monthly	03/21/2018	ZAR	28,811		—	23	—
Co	Africa Net				Africa
	Return ZAR				Johannesburg
	Index				Interbank Agreed
					Rate 1 Month
					plus .18%
Morgan Stanley &	MSCI	796	Pay	ICE LIBOR CHF Monthly			03/21/2018	CHF	2,051		—	19	—
Co	Switzerland Net				1 Month minus
	Return CHF				.75%
	Index
Morgan Stanley &	MSCI Turkey	88	Receive		1 Month	Monthly	03/21/2018	TRY	125		—	1	—
Co	Net Return TRY				TRLIBOR plus
	Index				.30%
Total											$—	$228	$(2)

Amounts in thousands except contracts

Total Return Equity Basket Swaps

										Value and Unrealized
				Payment	Expiration	Notional	Upfront		Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives		Frequency	Date	Amount	Payments/(Receipts)			Asset			Liability
Bank of America	Floating rate based	Total return on a	Monthly		12/27/2018	$3,384		$—		$63	$		—
NA	on 1 month Euribor	custom basket of
	plus/less spread	long and short
		securities traded in
		EUR
Deutsche Bank AG Floating rate based		Total return on a	Monthly		03/20/2018-	8,462		—		779			—
	on 1 month LIBOR	custom basket of			04/19/2018
	plus/less spread	long and short
		securities traded in
		KRW
Deutsche Bank AG Floating rate based		Total return on a	Monthly		03/24/2018	1,933		—		104			—
	on the 1 month South	custom basket of
	Africa Johannesburg	long and short
	Interbank Agreed	securities traded in
	Rate plus/less spread	ZAR
Deutsche Bank AG Floating rate based		Total return on a	Monthly		01/20/2022	822		—		—			(41)
	on the Poland	custom basket of
	Warsaw Interbank	long and short
	Offer/Bid Spot Week	securities traded in
	Rate plus/less spread	PLN

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Total Return Equity Basket Swaps (continued)

Value and Unrealized
			Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	03/22/2018	$283	$—	$13		$—
	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
MYR
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	03/22/2018	365	—	87		—
	on 1 week LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
IDR
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	03/21/2018	1,877	—	—		(48)
	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
TWD
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	03/18/2021	1,842	—	15		—
	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
USD
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	06/15/2022	2	—	—		—
	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
CLP
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	03/20/2018	881	—	68		—
	on 28 day Mexico	custom basket of
	Interbank TIIE Rate	long and short
	plus/less spread	securities traded in
MXN
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	03/22/2018	2,115	—	273		—
	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
BRL
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	05/21/2018-	24,505	—	921		—
	on 1 week LIBOR	custom basket of		01/21/2019
	plus/less spread	long and short
securities traded in
GBP
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	01/19/2022	9,546	—	565		—
	on 1 week HIBOR	custom basket of
	plus/less spread	long and short
securities traded in
HKD
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	05/23/2022	1,284	—	—		(38)
	on the Overnight	custom basket of
	RBA Cash Rate	long and short
	plus/less spread	securities traded in
AUD
	Deutsche Bank AG Floating rate based	Total return on a	Monthly	08/19/2022	9,868	—	161		—
	on 1 week EUR	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
EUR
	Morgan Stanley Floating rate based	Total return on a	Monthly	11/28/2019	5,697	—	63		—
	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
JPY
	Morgan Stanley & Floating rate based	Total return on a	Monthly	02/21/2019	595	—	25		—
Co	on 1 month LIBOR	custom basket of
	plus/less spread	long and short
securities traded in
HKD
	Morgan Stanley & Floating rate based	Total return on a	Monthly	09/16/2019	298,396	—	420		—
Co(a)	on the Federal Funds custom basket of
Rate plus/less spread long and short
securities traded in
USD

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Total Return Equity Basket Swaps (continued)

							Value and Unrealized
			Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
Morgan Stanley & Floating rate based		Total return on a	Monthly	10/09/2018	$5,203	$—	$806	$—
Co	on 1 day SONIA	custom basket of
	plus/less spread	long and short
		securities traded in
		GBP
Morgan Stanley & Floating rate based		Total return on a	Monthly	12/17/2018	2,962	—	315	—
Co	on 1 week LIBOR	custom basket of
	plus/less spread	long and short
		securities traded in
		SEK
Morgan Stanley & Floating rate based		Total return on a	Monthly	02/21/2019	2,519	—	26	—
Co	on the Federal Funds custom basket of
	Rate plus/less spread long and short
		securities traded in
		GBP
Morgan Stanley & Floating rate based		Total return on a	Monthly	02/21/2019	—	—	—	(366)
Co	on the Federal Funds custom basket of
	Rate plus/less spread long and short
		securities traded in
		CAD
Morgan Stanley & Floating rate based		Total return on a	Monthly	10/09/2019	2,663	—	190	—
Co	on 1 month Euribor	custom basket of
	plus/less spread	long and short
		securities traded in
		EUR
Morgan Stanley & Floating rate based		Total return on a	Monthly	08/22/2018-	79,283	—	1,894	—
Co(b)	on 1 month LIBOR	custom basket of		10/11/2018
	plus/less spread	long and short
		securities traded in
		USD
Morgan Stanley & Floating rate based		Total return on a	Monthly	12/17/2018	1,350	—	—	(17)
Co	on 1 week LIBOR	custom basket of
	plus/less spread	long and short
		securities traded in
		NOK
Morgan Stanley & Floating rate based		Total return on a	Monthly	03/05/2018	5,708	—	342	—
Co	on 1 day TOIS	custom basket of
		long and short
		securities traded in
		CHF
Morgan Stanley & Floating rate based		Total return on a	Monthly	10/23/2018	513	—	—	(20)
Co	on 1 day RBACR	custom basket of
	plus/less spread	long and short
		securities traded in
		AUD
Morgan Stanley & Floating rate based		Total return on a	Monthly	02/21/2019	119,305	—	—	(1,468)
Co(c)	on the Federal Funds custom basket of
	Rate plus/less spread long and short
		securities traded in
		USD
Morgan Stanley & Floating rate based		Total return on a	Monthly	12/17/2018	3,483	—	99	—
Co	on 1 week LIBOR	custom basket of
	plus/less spread	long and short
		securities traded in
		DKK
Morgan Stanley & Floating rate based		Total return on a	Monthly	08/23/2018	52,644	—	303	—
Co(d)	on the Bank of Japan custom basket of
	Estimate Unsecured	long and short
	Overnight Call Rate	securities traded in
	plus/less spread	JPY
Morgan Stanley & Floating rate based		Total return on a	Monthly	12/17/2018	24,916	—	939	—
Co	on 1 day EONIA	custom basket of
	plus/less spread	long and short
		securities traded in
		EUR
Total					$672,406	$—	$8,471	$(1,998)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The Fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

(a)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Exelon Corp	73,316	$2,716	0.91%
TransDigm Group Inc	(8,614)	(2,484)	(0.83)%
Fastenal Co	(29,985)	(1,641)	(0.55)%
Wabtec Corp/DE	(19,382)	(1,577)	(0.53)%
Humana Inc	5,724	1,556	0.52%
Copart Inc	(32,547)	(1,524)	(0.51)%
American Electric Power Co Inc	23,204	1,522	0.51%
Square Inc	(33,018)	(1,520)	(0.51)%
Gilead Sciences Inc	18,917	1,489	0.50%
LyondellBasell Industries NV	13,418	1,452	0.49%
Alcoa Corp	31,219	1,404	0.47%
Cigna Corp	7,143	1,399	0.47%
Hess Corp	(30,697)	(1,394)	(0.47)%
WellCare Health Plans Inc	7,018	1,361	0.46%
Envision Healthcare Corp	(34,994)	(1,347)	(0.45)%
Anthem Inc	5,560	1,309	0.44%
Huntington Ingalls Industries Inc	4,934	1,293	0.43%
Cheniere Energy Inc	(24,599)	(1,292)	(0.43)%
Zillow Group Inc - C Shares	(26,442)	(1,260)	(0.42)%
Sensata Technologies Holding NV	(23,755)	(1,256)	(0.42)%
Centene Corp	12,168	1,234	0.41%
Lockheed Martin Corp	3,421	1,206	0.40%
Coty Inc	(61,833)	(1,195)	(0.40)%
Aflac Inc	13,296	1,182	0.40%
Western Digital Corp	13,563	1,181	0.40%
Raytheon Co	5,335	1,160	0.39%
Henry Schein Inc	(17,105)	(1,132)	(0.38)%
HEICO Corp	(13,088)	(1,120)	(0.38)%
Atlassian Corp PLC	(20,571)	(1,117)	(0.37)%
Ultimate Software Group Inc/The	(4,654)	(1,110)	(0.37)%
Workday Inc	(8,607)	(1,090)	(0.37)%
Spirit AeroSystems Holdings Inc	11,352	1,036	0.35%
First Solar Inc	16,441	1,033	0.35%
Guidewire Software Inc	(12,773)	(1,026)	(0.34)%
Norfolk Southern Corp	7,361	1,024	0.34%
Walmart Inc	11,372	1,024	0.34%
BioMarin Pharmaceutical Inc	(12,509)	(1,015)	(0.34)%
Best Buy Co Inc	13,981	1,013	0.34%
Aon PLC	(7,184)	(1,008)	(0.34)%
MarketAxess Holdings Inc	(4,976)	(1,007)	(0.34)%
Microchip Technology Inc	(11,297)	(1,005)	(0.34)%
Huntsman Corp	30,248	976	0.33%
Primerica Inc	(9,583)	(934)	(0.31)%
Allergan PLC	(6,049)	(933)	(0.31)%
Ball Corp	(22,938)	(916)	(0.31)%
Southern Co/The	(21,279)	(916)	(0.31)%
Entergy Corp	11,896	902	0.30%
Domino's Pizza Inc	(4,015)	(893)	(0.30)%
PPL Corp	(31,066)	(890)	(0.30)%
Reinsurance Group of America Inc	5,785	890	0.30%
(b)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
NXP Semiconductors NV	129,554	$16,150	20.37%
Alibaba Group Holding Ltd	(45,614)	(8,491)	(10.71)%
Walt Disney Co/The	(65,333)	(6,740)	(8.50)%
Time Warner Inc	71,746	6,670	8.41%
Altaba Inc	88,063	6,592	8.31%
iShares iBoxx $ High Yield Corporate Bond ETF	(45,758)	(3,943)	(4.97)%
CVS Health Corp	(52,965)	(3,587)	(4.52)%
KKR & Co LP	153,311	3,290	4.15%
United Technologies Corp	(21,525)	(2,900)	(3.66)%
Ashland Global Holdings Inc	39,679	2,810	3.54%
Transocean Ltd	(296,158)	(2,698)	(3.40)%
VanEck Vectors Semiconductor ETF	(21,367)	(2,276)	(2.87)%
iShares U.S. Real Estate ETF	(29,601)	(2,171)	(2.74)%
VMware Inc	(12,476)	(1,644)	(2.07)%
Blackstone Group LP/The	44,456	1,512	1.91%
Simon Property Group Inc	(9,021)	(1,385)	(1.75)%
AT&T Inc	(35,873)	(1,302)	(1.64)%
Worldpay Inc	13,190	1,072	1.35%
Discovery Communications Inc - C Shares	(46,400)	(1,066)	(1.34)%
Sinclair Broadcast Group Inc	(26,256)	(887)	(1.12)%
VanEck Vectors Oil Services ETF	(27,260)	(647)	(0.82)%
Marriott Vacations Worldwide Corp	(4,002)	(562)	(0.71)%
Ares Management LP	11,794	288	0.36%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

(c)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Antero Resources Corp	(11,642	) $	(219)	(0.28)%
Cabot Oil & Gas Corp	(8,215)		(198)	(0.25)%
Range Resources Corp	(13,723)		(182)	(0.23)%
Blackstone Group LP/The	57,237		1,946	1.63%
West Pharmaceutical Services Inc	(14,943)		(1,303)	(1.09)%
CBOE Holdings Inc	(11,629)		(1,303)	(1.09)%
VelocityShares 3x Long Natural Gas ETN	(23,000)		(1,293)	(1.08)%
Starwood Property Trust Inc	(63,372)		(1,283)	(1.08)%
MercadoLibre Inc	(3,305)		(1,282)	(1.07)%
Tyler Technologies Inc	(6,286)		(1,277)	(1.07)%
Kilroy Realty Corp	(18,742)		(1,276)	(1.07)%
FactSet Research Systems Inc	(6,260)		(1,272)	(1.07)%
Cognex Corp	(23,637)		(1,270)	(1.06)%
Alexandria Real Estate Equities Inc	(10,457)		(1,269)	(1.06)%
Digital Realty Trust Inc	(12,598)		(1,268)	(1.06)%
Macerich Co/The	(21,503)		(1,267)	(1.06)%
KKR & Co LP	(59,056)		(1,267)	(1.06)%
Vulcan Materials Co	(10,727)		(1,263)	(1.06)%
Visa Inc	(10,271)		(1,263)	(1.06)%
Genuine Parts Co	(13,725)		(1,260)	(1.06)%
Phillips 66 Partners LP	(25,645)		(1,260)	(1.06)%
Agios Pharmaceuticals Inc	(15,671)		(1,260)	(1.06)%
PerkinElmer Inc	(16,495)		(1,259)	(1.06)%
AvalonBay Communities Inc	(8,070)		(1,259)	(1.05)%
Workday Inc	(9,935)		(1,258)	(1.05)%
CH Robinson Worldwide Inc	(13,477)		(1,258)	(1.05)%
Harley-Davidson Inc	(27,723)		(1,258)	(1.05)%
IAC/InterActiveCorp	(8,443)		(1,257)	(1.05)%
Medical Properties Trust Inc	(102,457)		(1,256)	(1.05)%
Blackbaud Inc	(12,247)		(1,256)	(1.05)%
NiSource Inc	(54,284)		(1,256)	(1.05)%
Martin Marietta Materials Inc	(6,145)		(1,253)	(1.05)%
Symantec Corp	(47,652)		(1,253)	(1.05)%
TransDigm Group Inc	(4,342)		(1,252)	(1.05)%
Kirby Corp	(16,666)		(1,250)	(1.05)%
Microchip Technology Inc	(14,053)		(1,250)	(1.05)%
Wabtec Corp/DE	(15,358)		(1,249)	(1.05)%
Franklin Resources Inc	(32,284)		(1,248)	(1.05)%
TripAdvisor Inc	(31,132)		(1,248)	(1.05)%
Dunkin' Brands Group Inc	(20,822)		(1,247)	(1.04)%
Monolithic Power Systems Inc	(10,648)		(1,246)	(1.04)%
Hologic Inc	(32,098)		(1,246)	(1.04)%
Aqua America Inc	(36,426)		(1,245)	(1.04)%
United Parcel Service Inc	(11,925)		(1,245)	(1.04)%
Incyte Corp	(14,614)		(1,245)	(1.04)%
Leggett & Platt Inc	(28,632)		(1,244)	(1.04)%
AO Smith Corp	(19,382)		(1,244)	(1.04)%
Trinity Industries Inc	(38,079)		(1,243)	(1.04)%
Goldman Sachs Group Inc/The	(4,723)		(1,242)	(1.04)%
BOK Financial Corp	(13,145)		(1,242)	(1.04)%
Pinnacle Financial Partners Inc	(19,225)		(1,241)	(1.04)%
Invesco Ltd	(38,125)		(1,241)	(1.04)%
National Oilwell Varco Inc	(35,352)		(1,241)	(1.04)%
Guidewire Software Inc	(15,443)		(1,240)	(1.04)%
Charles Schwab Corp/The	(23,379)		(1,240)	(1.04)%
MasTec Inc	(24,328)		(1,239)	(1.04)%
Analog Devices Inc	(13,731)		(1,238)	(1.04)%
WPX Energy Inc	(87,476)		(1,236)	(1.04)%
Hanesbrands Inc	(63,655)		(1,235)	(1.03)%
Prosperity Bancshares Inc	(16,454)		(1,234)	(1.03)%
CenturyLink Inc	(69,686)		(1,231)	(1.03)%
Sterling Bancorp/DE	(52,755)		(1,227)	(1.03)%
FNB Corp/PA	(87,357)		(1,225)	(1.03)%
CBS Corp	(23,068)		(1,222)	(1.02)%
Hess Corp	(26,886)		(1,221)	(1.02)%
Flowserve Corp	(28,767)		(1,218)	(1.02)%
Advanced Micro Devices Inc	(99,944)		(1,210)	(1.01)%
Eaton Vance Corp	(22,846)		(1,209)	(1.01)%
FMC Corp	(15,291)		(1,200)	(1.01)%
Discovery Communications Inc	(48,961)		(1,191)	(1.00)%

(d)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Hitachi Ltd	155,000		$1,188	2.26%
Murata Manufacturing Co Ltd	(6,300)		(885)	(1.68)%
Alps Electric Co Ltd	(31,500)		(872)	(1.66)%
Calbee Inc	(25,400)		(852)	(1.62)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Top Underlying Securities (continued)
Description			Shares	Notional Amount	% of Total Absolute Notional Amount
Taisei Corp			16,300	833			1.58%
Ricoh Co Ltd			(74,700)	(809)			(1.54)%
FamilyMart UNY Holdings Co Ltd			(10,500)	(796)			(1.51)%
Kajima Corp			81,000	776			1.47%
NGK Spark Plug Co Ltd			(30,200)	(773)			(1.47)%
Nexon Co Ltd			17,900	651			1.24%
Nidec Corp			(3,600)	(582)			(1.11)%
Shimano Inc			(4,000)	(580)			(1.10)%
Sony Financial Holdings Inc			(30,500)	(572)			(1.09)%
Nippon Paint Holdings Co Ltd			(15,500)	(568)			(1.08)%
DeNA Co Ltd			(31,000)	(568)			(1.08)%
Square Enix Holdings Co Ltd			12,500	537			1.02%
Kansai Paint Co Ltd			(21,200)	(536)			(1.02)%
Kirin Holdings Co Ltd			20,500	534			1.01%
Haseko Corp			35,800	529			1.01%
Konami Holdings Corp			9,900	524			1.00%
Kakaku.com Inc			(30,536)	(521)			(0.99)%
Casio Computer Co Ltd			(34,600)	(515)			(0.98)%
Nintendo Co Ltd			(1,100)	(506)			(0.96)%
Obayashi Corp			44,000	501			0.95%
Yamato Holdings Co Ltd			(18,200)	(457)			(0.87)%
Aozora Bank Ltd			11,000	453			0.86%
Chugoku Electric Power Co Inc/The			(37,100)	(435)			(0.83)%
Kamigumi Co Ltd			19,500	429			0.81%
Hitachi High-Technologies Corp			8,300	408			0.78%
Asics Corp			(25,319)	(406)			(0.77)%
CyberAgent Inc			(9,300)	(403)			(0.77)%
Lion Corp			20,900	395			0.75%
Kikkoman Corp			(9,600)	(383)			(0.73)%
Yamada Denki Co Ltd			(59,930)	(380)			(0.72)%
Hokuriku Electric Power Co			(48,300)	(377)			(0.72)%
M3 Inc			(9,600)	(376)			(0.71)%
Bank of Kyoto Ltd/The			(6,700)	(375)			(0.71)%
Marui Group Co Ltd			(19,200)	(371)			(0.70)%
Acom Co Ltd			(80,650)	(367)			(0.70)%
Sumitomo Metal Mining Co Ltd			(7,700)	(363)			(0.69)%
Japan Airlines Co Ltd			9,200	353			0.67%
Resona Holdings Inc			61,400	352			0.67%
Tosoh Corp			16,500	348			0.66%
Kyocera Corp			5,800	345			0.66%
Mitsubishi Gas Chemical Co Inc			13,600	342			0.65%
Pola Orbis Holdings Inc			7,800	330			0.63%
AEON Financial Service Co Ltd			(13,800)	(324)			(0.61)%
Idemitsu Kosan Co Ltd			8,200	317			0.60%
Kyowa Hakko Kirin Co Ltd			14,800	315			0.60%
Yaskawa Electric Corp			(6,700)	(315)			(0.60)%

Synthetic Futures

			Notional	Upfront	Unrealized	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	Payments/(Receipts)	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA BIST 30 Index Future; April 2018		05/01/2018	$119 $	— $	2	$2	$—
Bank of America NA	Canada 10 Year Bond Future; June	06/21/2018	(5,439)	—	(43)	—	(43)
	2018
Bank of America NA	Euro Bund 10 Year Bund Future;	06/08/2018	9,372	—	(2)	—	(2)
	June 2018
Bank of America NA	Euro Buxl 30 Year Bond Future; June	06/08/2018	(586)	—	—	—	—
	2018
Bank of America NA	Euro-Bobl 5 Year Future; June 2018	06/08/2018	(8,263)	—	(3)	—	(3)
Bank of America NA Euro-OAT Future; June 2018		06/08/2018	(370)	—	—	—	—
Bank of America NA	Euro-Schatz 2 Year Future; June	06/08/2018	(1,773)	—	(1)	—	(1)
	2018
Bank of America NA	HSCEI China Index Future; March	03/29/2018	1,026	—	(27)	—	(27)
	2018
Bank of America NA	Japan 10 Year Bond TSE Future;	03/14/2018	(31,121)	—	6	6	—
	March 2018
Bank of America NA	MSCI Taiwan Index Future; March	03/30/2018	279	—	1	1	—
	2018
Bank of America NA Nordic Exchange Stockholm Index		03/19/2018	19	—	1	1	—
	Future; March 2018
Bank of America NA	Taiwan TAIEX Index Future; March	03/22/2018	1,330	—	20	20	—
	2018
Bank of America NA	Tel Aviv 25 Index Future; March	03/29/2018	302	—	(2)	—	(2)
	2018
Bank of America NA	UK 10 Year Gilt Future; June 2018	06/28/2018	(25,671)	—	(80)	—	(80)
Bank of America NA	US 10 Year Note Future; June 2018	06/21/2018	6,843	—	9	9	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Synthetic Futures (continued)

			Notional		Upfront	Unrealized		Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		Payments/(Receipts)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA US 2 Year Note Future; June 2018		07/02/2018	$(26,984	) $	—	$(2)	$	— $	(2)
Bank of America NA	US 5 Year Note Future; June 2018	07/02/2018	(9,342)		—	(1)		—	(1)
Bank of America NA	US Long Bond Future; June 2018	06/21/2018	(1,865)		—	(8)		—	(8)
Bank of America NA	US Ultra Bond Future; June 2018	06/21/2018	(935)		—	(10)		—	(10)
Citigroup Inc(a)	Brent Crude Future; May 2018	03/30/2018	4,272		—	(31)		—	(31)
Citigroup Inc(a)	Cocoa Future; May 2018	05/16/2018	(109)		—	(13)		—	(13)
Citigroup Inc(a)	Cocoa Future;May 2018	05/16/2018	(22)		—	(2)		—	(2)
Citigroup Inc(a)	Coffee 'C' Future; May 2018	05/21/2018	(366)		—	9		9	—
Citigroup Inc(a)	Copper Future; May 2018	05/30/2018	548		—	(22)		—	(22)
Citigroup Inc(a)	Corn Future; May 2018	05/15/2018	(554)		—	(11)		—	(11)
Citigroup Inc(a)	Cotton No.2 Future; May 2018	05/09/2018	249		—	16		16	—
Citigroup Inc(a)	Gasoline RBOB Future; April 2018	03/30/2018	566		—	(9)		—	(9)
Citigroup Inc(a)	LME Copper Future; June 2018	06/19/2018	(868)		—	14		14	—
Citigroup Inc(a)	LME Nickel Future; June 2018	06/19/2018	166		—	4		4	—
Citigroup Inc(a)	LME PRI Alum Future; June 2018	06/19/2018	213		—	(5)		—	(5)
Citigroup Inc(a)	LME Zinc Future; June 2018	06/19/2018	345		—	(2)		—	(2)
Citigroup Inc(a)	Low Sulphur Gasoline Future; April	04/13/2018	1,563		—	(3)		—	(3)
	2018
Citigroup Inc(a)	Natural Gas Future; April 2018	03/28/2018	(267)		—	(2)		—	(2)
Citigroup Inc(a)	NY Harb ULSD Future; April 2018	03/30/2018	320		—	(4)		—	(4)
Citigroup Inc(a)	Platinum Future; April 2018	04/27/2018	198		—	(5)		—	(5)
Citigroup Inc(a)	Silver Future; May 2018	05/30/2018	(738)		—	17		17	—
Citigroup Inc(a)	Soybean Future; May 2018	05/15/2018	(633)		—	(20)		—	(20)
Citigroup Inc(a)	Soybean Oil Future; May 2018	05/15/2018	(213)		—	2		2	—
Citigroup Inc(a)	Sugar #11 Future; May 2018	05/01/2018	(570)		—	19		19	—
Citigroup Inc(a)	Wheat Future; May 2018	05/15/2018	(74)		—	(5)		—	(5)
Citigroup Inc(a)	WTI Crude Future; April 2018	03/21/2018	2,712		—	1		1	—
Merrill Lynch(a)	Brent Crude Future; May 2018	03/30/2018	841		—	(6)		—	(6)
Merrill Lynch(a)	Cocoa Future; May 2018	05/16/2018	(174)		—	(20)		—	(20)
Merrill Lynch(a)	Coffee 'C' Future; May 2018	05/21/2018	(503)		—	12		12	—
Merrill Lynch(a)	Copper Future; May 2018	05/30/2018	157		—	(6)		—	(6)
Merrill Lynch(a)	Gold 100 oz Future; April 2018	04/27/2018	2,768		—	(54)		—	(54)
Merrill Lynch(a)	KC HRW Wheat Future; May 2018	05/15/2018	52		—	2		2	—
Merrill Lynch(a)	Lean Hogs Future; April 2018	04/16/2018	(108)		—	3		3	—
Merrill Lynch(a)	Live Cattle Future; April 2018	05/01/2018	444		—	9		9	—
Merrill Lynch(a)	Natural Gas Future; April 2018	03/28/2018	(1,627)		—	(13)		—	(13)
Merrill Lynch(a)	NY Harb ULSD Future; April 2018	03/30/2018	639		—	(9)		—	(9)
Merrill Lynch(a)	Palladium Future; June 2018	06/28/2018	415		—	4		4	—
Merrill Lynch(a)	Silver Future; May 2018	05/30/2018	(574)		—	13		13	—
Merrill Lynch(a)	Soybean Future; May 2018	05/15/2018	(158)		—	(5)		—	(5)
Merrill Lynch(a)	Soybean Meal Future; May 2018	05/15/2018	395		—	38		38	—
Merrill Lynch(a)	Soybean Oil Future; May 2018	05/15/2018	(135)		—	1		1	—
Merrill Lynch(a)	Sugar #11 Future; May 2018	05/01/2018	(225)		—	7		7	—
Merrill Lynch(a)	WTI Crude Future; April 2018	03/21/2018	2,096		—	1		1	—
Morgan Stanley & Co BIST 30 Index Future; April 2018		05/01/2018	311		—	5		5	—
Morgan Stanley & Co Bovespa Index Future; April 2018		04/19/2018	398		—	18		18	—
Morgan Stanley & Co FTSE China A50 Index Future;		03/30/2018	187		—	(5)		—	(5)
	March 2018
Morgan Stanley & Co Hang Seng Index Future; March 2018		03/29/2018	982		—	(16)		—	(16)
Morgan Stanley & Co HSCEI China Index Future; March		03/29/2018	1,499		—	(40)		—	(40)
	2018
Morgan Stanley & Co KOSPI 200 Index Future; March		03/09/2018	4,624		—	(126)		—	(126)
	2018
Morgan Stanley & Co MSCI Singapore Index Future; March		03/29/2018	30		—	—		—	—
	2018
Morgan Stanley & Co SGX CNX Nifty Index Future; March		03/29/2018	(1,073)		—	(10)		—	(10)
	2018
Morgan Stanley & Co Swiss Market Index Future; March		03/19/2018	(7,381)		—	297		46	—
	2018
Morgan Stanley & Co WIG 20 Index Future; March 2018		03/19/2018	496		—	(15)		—	(15)
Total					$—	$(107)		$280	$(638)

Amounts in thousands.

(a)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

	Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(1.50%)	Open ended		$4,896	$(4,896)
Merrill Lynch	(1.50%)	Open ended		2,531	(2,543)
Merrill Lynch	(1.50%)	Open ended		3,544	(3,561)
Merrill Lynch	(1.30%)	Open ended		2,072	(2,076)
Merrill Lynch	(1.65%)	Open ended		380	(381)
Merrill Lynch	(1.65%)	Open ended		2,264	(2,268)
Merrill Lynch	(7.75%)	Open ended	ZAR	13,416	(1,146)
Merrill Lynch	(1.65%)	Open ended		$675	(676)
Merrill Lynch	(1.65%)	Open ended		320	(321)
Merrill Lynch	(1.65%)	Open ended		306	(306)
Merrill Lynch	(1.95%)	Open ended		2,625	(2,630)
Merrill Lynch	(1.50%)	Open ended		1,002	(1,003)
Merrill Lynch	(1.65%)	Open ended		1,507	(1,509)
Merrill Lynch	(1.65%)	Open ended		1,107	(1,108)
Merrill Lynch	(1.95%)	Open ended		2,625	(2,627)
Merrill Lynch	(1.50%)	Open ended		192	(192)
Merrill Lynch	(1.85%)	Open ended		503	(503)
Merrill Lynch	(1.53%)	03/01/2018		26,945	(26,946)
Merrill Lynch	(1.53%)	03/01/2018		16,844	(16,845)
Merrill Lynch	(1.53%)	03/01/2018		11,399	(11,399)
Merrill Lynch	(1.53%)	03/01/2018		3,275	(3,275)
Merrill Lynch	(1.48%)	03/01/2018		7,075	(7,074)
Merrill Lynch	(1.40%)	03/01/2018		4,059	(4,059)
Merrill Lynch	(1.40%)	03/01/2018		6,198	(6,198)
Merrill Lynch	(1.53%)	03/01/2018		6,438	(6,438)
Merrill Lynch	(1.53%)	03/01/2018		12,953	(12,954)
Merrill Lynch	(1.53%)	03/01/2018		4,310	(4,310)
Merrill Lynch	(1.53%)	03/01/2018		15,072	(15,073)
Merrill Lynch	(1.53%)	03/01/2018		9,620	(9,620)
Merrill Lynch	(1.53%)	03/01/2018		4,071	(4,071)
Merrill Lynch	(1.53%)	03/01/2018		14,106	(14,107)
Merrill Lynch	(1.53%)	03/01/2018		13,967	(13,968)
Merrill Lynch	(1.53%)	03/01/2018		5,828	(5,827)
Merrill Lynch	(1.48%)	03/01/2018		3,927	(3,927)
Merrill Lynch	(1.53%)	03/01/2018		37,426	(37,428)
Merrill Lynch	(1.53%)	03/01/2018		18,719	(18,719)
Total					$(249,984)

Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (11.43)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.04)%			Building Materials (continued)
JCDecaux SA	30,928	$1,199	Johnson Controls International plc	33,800	$1,246
			Martin Marietta Materials Inc	1,527	311

Aerospace & Defense - (0.20)%					$1,838
Airbus SE	7,043	843	Chemicals - (0.53)%
BAE Systems PLC	98,846	784	Air Liquide SA	14,435	1,803
Harris Corp	13,657	2,133	Clariant AG	72,100	1,800
TransDigm Group Inc	2,968	856	Daicel Corp	47,400	540
United Technologies Corp	5,716	770	DowDuPont Inc	22,853	1,607
		$5,386	K+S AG	28,558	795
			Kansai Paint Co Ltd	35,700	896
Agriculture - (0.11)%			LANXESS AG	15,228	1,264
Bunge Ltd	19,000	1,433	Mitsubishi Chemical Holdings Corp	46,100	465
Japan Tobacco Inc	53,800	1,527	Nippon Paint Holdings Co Ltd	8,300	301
		$2,960	Praxair Inc	4,428	663
Airlines - (0.06)%			Solvay SA	4,440	608
ANA Holdings Inc	6,400	256	Symrise AG	13,204	1,071
Japan Airlines Co Ltd	26,600	1,014	Taiyo Nippon Sanso Corp	41,400	602
United Continental Holdings Inc	6,200	420	Teijin Ltd	19,800	389
		$1,690	Toray Industries Inc	102,700	1,037
			Umicore SA	9,762	550
Apparel - (0.07)%					$14,391
Hanesbrands Inc	83,299	1,616
Under Armour Inc - Class C	24,855	374	Commercial Services - (0.39)%
		$1,990	AerCap Holdings NV	23,663	1,174
			Ecolab Inc	20,700	2,700
Automobile Manufacturers - (0.20)%			Element Fleet Management Corp	667	3
Daimler AG	17,895	1,528	Hertz Global Holdings Inc	42,014	764
Ford Motor Co	159,573	1,693	IHS Markit Ltd	6,400	301
Nissan Motor Co Ltd	100,500	1,053	Macquarie Infrastructure Corp	26,992	1,093
Tesla Inc	844	290	Park24 Co Ltd	39,500	950
Toyota Motor Corp	13,400	903	Sabre Corp	48,419	1,112
		$5,467	Securitas AB	73,631	1,265
Automobile Parts & Equipment - (0.10)%			Strayer Education Inc	888	80
Aptiv PLC	11,400	1,041	Toppan Printing Co Ltd	65,000	555
Faurecia SA	4,914	411	Worldpay Inc	6,732	547
Goodyear Tire & Rubber Co/The	42,335	1,225			$10,544
		$2,677	Computers - (0.26)%
Banks - (0.40)%			CGI Group Inc	10,000	584
Bank of Kyoto Ltd/The	5,500	304	DXC Technology Co	11,527	1,182
Bank of Queensland Ltd	37,474	365	Hewlett Packard Enterprise Co	129,336	2,404
Bendigo & Adelaide Bank Ltd	56,370	493	International Business Machines Corp	7,300	1,137
Canadian Imperial Bank of Commerce	29,800	2,722	Leidos Holdings Inc	16,232	1,028
Commonwealth Bank of Australia	4,661	274	NCR Corp	5,905	195
First Financial Bancorp	641	17	NEC Corp	13,400	407
National Australia Bank Ltd	56,673	1,317			$6,937
Natixis SA	125,101	1,072	Consumer Products - (0.04)%
Nordea Bank AB	147,335	1,672	Spectrum Brands Holdings Inc	10,282	1,015
Suruga Bank Ltd	19,000	310
Swedbank AB	24,768	622
UBS Group AG	39,215	743	Cosmetics & Personal Care - (0.02)%
Westpac Banking Corp	23,101	548	Essity AB	18,941	518
Yamaguchi Financial Group Inc	18,000	217
		$10,676	Distribution & Wholesale - (0.25)%
Beverages - (0.09)%			Fossil Group Inc	434,837	5,818
Coca-Cola Bottlers Japan Holdings Inc	31,700	1,200	Jardine Cycle & Carriage Ltd	31,200	870
Remy Cointreau SA	2,568	349			$6,688
Treasury Wine Estates Ltd	76,743	1,037	Diversified Financial Services - (0.16)%
		$2,586	AEON Financial Service Co Ltd	35,000	813
Biotechnology - (0.06)%			Cboe Global Markets Inc	6,794	761
Acorda Therapeutics Inc	2,972	71	Charles Schwab Corp/The	8,100	429
AMAG Pharmaceuticals Inc	5,263	111	Deutsche Boerse AG	9,649	1,283
Gilead Sciences Inc	13,406	1,055	Hargreaves Lansdown PLC	20,696	490
Innoviva Inc	7,183	111	Mitsubishi UFJ Lease & Finance Co Ltd	60,300	382
Seattle Genetics Inc	4,548	246	PRA Group Inc	833	32
		$1,594			$4,190

Building Materials - (0.07)%			Electric - (0.47)%
HeidelbergCement AG	2,798	281	AES Corp/VA	63,900	695
			Black Hills Corp	8,199	416

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Electric (continued)			Healthcare - Services (continued)
Chugoku Electric Power Co Inc/The	87,100	$1,016	IQVIA Holdings Inc	7,988	$785
Consolidated Edison Inc	13,302	996	LHC Group Inc	143	9
Dominion Energy Inc	16,349	1,211	Sonic Healthcare Ltd	54,398	1,026
E.ON SE	125,469	1,272			$11,844
Emera Inc	42,300	1,365
Engie SA	36,275	566	Holding Companies - Diversified - (0.08)%
Exelon Corp	33,464	1,240	Bollore SA	280,782	1,587
Fortis Inc/Canada	31,800	1,039	Keppel Corp Ltd	72,900	436
Great Plains Energy Inc	44,033	1,284			$2,023
NRG Yield Inc - A Shares	722	11	Home Builders - (0.12)%
Power Assets Holdings Ltd	95,000	806	Iida Group Holdings Co Ltd	65,800	1,238
RWE AG	8,522	169	Lennar Corp - A Shares	28,419	1,608
Vistra Energy Corp	28,890	548	Sekisui House Ltd	22,900	399
		$12,634			$3,245

Electrical Components & Equipment - (0.05)%			Home Furnishings - (0.03)%
Acuity Brands Inc	3,444	491	SEB SA	2,259	461
Casio Computer Co Ltd	54,200	797	Whirlpool Corp	1,709	278
		$1,288			$739

Electronics - (0.08)%			Insurance - (0.50)%
Corning Inc	16,900	492	Berkshire Hathaway Inc - Class B	4,434	919
Murata Manufacturing Co Ltd	3,700	515	Challenger Ltd/Australia	47,613	464
TTM Technologies Inc	51,933	839	Great-West Lifeco Inc	60,900	1,607
Vishay Intertechnology Inc	21,078	388	Industrial Alliance Insurance & Financial	7,500	318
		$2,234	Services Inc
Engineering & Construction - (0.13)%			Intact Financial Corp	6,200	479
Ferrovial SA	44,853	968	Kemper Corp	1,508	85
JGC Corp	101,000	2,306	MetLife Inc	44,063	2,035
		$3,274	MS&AD Insurance Group Holdings Inc	15,800	488
			Power Corp of Canada	9,000	213
Entertainment - (0.07)%			Power Financial Corp	66,600	1,739
Oriental Land Co Ltd/Japan	6,500	632	Sony Financial Holdings Inc	19,400	357
Paddy Power Betfair PLC	4,010	469	T&D Holdings Inc	116,600	1,912
Penn National Gaming Inc	3,239	86	Voya Financial Inc	43,500	2,220
Sega Sammy Holdings Inc	25,500	370	Willis Towers Watson PLC	5,100	805
Vail Resorts Inc	1,506	310			$13,641

		$1,867	Internet - (0.54)%
Food - (0.28)%			Alibaba Group Holding Ltd ADR	20,681	3,850
Calbee Inc	35,900	1,196	Iliad SA	7,530	1,765
Carrefour SA	25,414	582	Kakaku.com Inc	43,800	741
Casino Guichard Perrachon SA	24,878	1,348	Liberty Ventures	1,811	97
Chr Hansen Holding A/S	7,270	604	MercadoLibre Inc	1,200	466
Hormel Foods Corp	30,893	1,003	New Media Investment Group Inc	114,815	1,981
ICA Gruppen AB	36,366	1,297	Symantec Corp	17,200	452
Kraft Heinz Co/The	13,220	886	TripAdvisor Inc	10,500	421
Metro Inc	2,336	74	VeriSign Inc	33,159	3,847
Mondelez International Inc	14,170	622	Zillow Group Inc - C Shares	19,119	911
Post Holdings Inc	1,172	89			$14,531

		$7,701	Investment Companies - (0.11)%
Forest Products & Paper - (0.04)%			Eurazeo SA	13,632	1,301
International Paper Co	18,404	1,097	Groupe Bruxelles Lambert SA	14,910	1,702
			Prospect Capital Corp	1,929	13

Gas - (0.07)%					$3,016
Enagas SA	27,123	705	Iron & Steel - (0.02)%
Osaka Gas Co Ltd	49,200	970	Allegheny Technologies Inc	8,045	208
Sempra Energy	1,289	141	Cleveland-Cliffs Inc	9,979	70
		$1,816	Hitachi Metals Ltd	29,200	372

Healthcare - Products - (0.22)%					$650
Abbott Laboratories	26,270	1,585	Leisure Products & Services - (0.02)%
Coloplast A/S	18,669	1,578	Harley-Davidson Inc	13,242	601
Essilor International Cie Generale d'Optique	15,995	2,095
SA
Getinge AB	38,688	487	Lodging - (0.33)%
		$5,745	Accor SA	86,300	4,974
			Marriott International Inc/MD	3,100	438
Healthcare - Services - (0.44)%			MGM Resorts International	87,476	2,994
Anthem Inc	42,589	10,024	Wyndham Worldwide Corp	5,022	581
					$8,987

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Machinery - Diversified - (0.27)%			Pharmaceuticals (continued)
Flowserve Corp	40,122	$1,699	Bayer AG	13,274	$1,549
GEA Group AG	15,573	736	Chugai Pharmaceutical Co Ltd	20,500	1,056
KION Group AG	15,236	1,299	CVS Health Corp	5,593	379
Kone OYJ	9,292	481	Daiichi Sankyo Co Ltd	25,600	907
MAN SE	4,755	542	Grifols SA	65,132	1,781
Wabtec Corp/DE	22,210	1,807	Medipal Holdings Corp	11,300	230
Yaskawa Electric Corp	15,200	699	Merck & Co Inc	10,600	575
		$7,263	Sumitomo Dainippon Pharma Co Ltd	13,200	201
Media - (0.30)%			Teva Pharmaceutical Industries Ltd ADR	11,484	215
Axel Springer SE	6,024	542	Vifor Pharma AG	15,156	2,129
Discovery Communications Inc - C Shares	14,701	338			$11,632
EW Scripps Co/The	124,218	1,710	Pipelines - (0.22)%
MSG Networks Inc	132,642	3,236	AltaGas Ltd	34,900	719
New York Times Co/The	9,084	219	Cheniere Energy Inc	22,400	1,176
ProSiebenSat.1 Media SE	7,252	287	Enbridge Inc	27,700	881
Thomson Reuters Corp	37,900	1,493	Koninklijke Vopak NV	34,344	1,616
Walt Disney Co/The	3,554	367	Targa Resources Corp	6,100	272
		$8,192	TransCanada Corp	31,200	1,349
Metal Fabrication & Hardware - (0.07)%					$6,013
Maruichi Steel Tube Ltd	9,600	301	Real Estate - (0.22)%
Rexnord Corp	4,848	141	CBRE Group Inc	20,800	972
Tenaris SA	73,975	1,277	Deutsche Wohnen SE	19,632	810
		$1,719	First Capital Realty Inc	25,000	389
Mining - (0.07)%			Henderson Land Development Co Ltd	48,000	310
Anglo American PLC	19,664	476	Hysan Development Co Ltd	101,000	584
Cameco Corp	58,100	512	Jones Lang LaSalle Inc	3,800	610
First Quantum Minerals Ltd	26,300	429	Nomura Real Estate Holdings Inc	24,400	586
Sumitomo Metal Mining Co Ltd	7,900	367	REA Group Ltd	7,336	437
			Sumitomo Realty & Development Co Ltd	18,000	652
		$1,784	Vonovia SE	10,707	488
Miscellaneous Manufacturers - (0.08)%					$5,838
Siemens AG	4,690	615
Textron Inc	27,370	1,638	REITs - (0.05)%
			Apollo Commercial Real Estate Finance Inc	1,758	32
		$2,253	Blackstone Mortgage Trust Inc	1,226	38
Office & Business Equipment - (0.07)%			Host Hotels & Resorts Inc	49,783	924
Konica Minolta Inc	108,700	998	iStar Inc	2,734	28
Xerox Corp	31,498	955	PotlatchDeltic Corp	1,368	70
		$1,953	Redwood Trust Inc	1,748	25
			Spirit Realty Capital Inc	1,121	9
Oil & Gas - (0.20)%			Welltower Inc	9,788	514
Chesapeake Energy Corp	24,399	69			$1,640
Helmerich & Payne Inc	4,325	279
Hess Corp	16,500	750	Retail - (0.68)%
Idemitsu Kosan Co Ltd	10,400	395	Ascena Retail Group Inc	379,681	862
Inpex Corp	92,600	1,108	AutoZone Inc	452	301
JXTG Holdings Inc	115,500	693	Bed Bath & Beyond Inc	65,412	1,402
Neste Oyj	17,235	1,262	Domino's Pizza Enterprises Ltd	18,950	578
Patterson-UTI Energy Inc	11,002	199	Dufry AG	14,420	2,069
Woodside Petroleum Ltd	28,396	634	Gap Inc/The	38,227	1,207
Woodside Petroleum Ltd - Rights	3,155	5	JC Penney Co Inc	204,342	885
		$5,394	L Brands Inc	9,269	457
			Macy's Inc	33,572	987
Oil & Gas Services - (0.14)%			Michaels Cos Inc/The	24,266	558
Keane Group Inc	29,700	462	Nordstrom Inc	27,666	1,419
McDermott International Inc	83,827	612	Papa John's International Inc	27,058	1,562
National Oilwell Varco Inc	39,520	1,387	Sally Beauty Holdings Inc	55,280	931
ProPetro Holding Corp	33,180	535	Signet Jewelers Ltd	42,916	2,158
RPC Inc	29,965	588	Tailored Brands Inc	14,912	349
Superior Energy Services Inc	22,014	188	Yamada Denki Co Ltd	382,900	2,417
Weatherford International PLC	12,787	34			$18,142
		$3,806
			Savings & Loans - (0.14)%
Packaging & Containers - (0.11)%			BofI Holding Inc	101,114	3,760
Ball Corp	77,778	3,107
WestRock Co	794	52
		$3,159	Semiconductors - (0.91)%
			Analog Devices Inc	3,200	289
Pharmaceuticals - (0.43)%			Intel Corp	164,842	8,125
AbbVie Inc	3,698	428	Lam Research Corp	59,797	11,473
Allergan PLC	14,149	2,182	Marvell Technology Group Ltd	48,758	1,145

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)		Principal

Semiconductors (continued)			BONDS (continued)	Amount (000's)	Value (000's)
Microchip Technology Inc	31,860	$2,833	Oil & Gas (continued)
NXP Semiconductors NV	1,000	125	SM Energy Co (continued)
Qorvo Inc	7,800	630	6.75%, 09/15/2026	$461	$463
Synaptics Inc	957	44			$991
		$24,664
			Pharmaceuticals - (0.09)%
Software - (0.09)%			Endo Finance LLC
Broadridge Financial Solutions Inc	7,900	793	5.75%, 01/15/2022	2,920	2,387
Fidelity National Information Services Inc	10,861	1,056
Mixi Inc	12,800	516
		$2,365	Retail - (0.05)%
			Macy's Retail Holdings Inc
Telecommunications - (0.42)%			4.50%, 12/15/2034	1,677	1,459
AT&T Inc	25,893	940
BCE Inc	6,900	301
CommScope Holding Co Inc	47,779	1,849	Sovereign - (0.52)%
Deutsche Telekom AG	46,588	748	Colombia Government International Bond
Hikari Tsushin Inc	3,700	532	3.88%, 04/25/2027	2,150	2,094
Nokia OYJ	66,583	388	4.50%, 01/28/2026	598	615
SES SA	68,430	1,091	El Salvador Government International Bond
SoftBank Group Corp	18,200	1,500	7.65%, 06/15/2035	2,968	3,130
Swisscom AG	818	442	Mexico Government International Bond
Tele2 AB	39,291	465	3.75%, 01/11/2028	1,003	961
Telefonaktiebolaget LM Ericsson	175,170	1,172	4.15%, 03/28/2027	985	984
TPG Telecom Ltd	77,778	367	Turkey Government International Bond
Verizon Communications Inc	9,917	473	7.38%, 02/05/2025	5,695	6,384
Zayo Group Holdings Inc	26,530	951			$14,168
		$11,219	TOTAL BONDS (proceeds $21,502)		$20,632
				Principal
Transportation - (0.25)%			CONVERTIBLE BONDS - (0.02)%	Amount (000's)	Value (000's)
AP Moller - Maersk A/S	303	492
Atlas Air Worldwide Holdings Inc	1,960	119	Commercial Services - 0.00%
Central Japan Railway Co	4,100	761	Macquarie Infrastructure Corp
CH Robinson Worldwide Inc	5,710	533	2.88%, 07/15/2019	25	25
FedEx Corp	2,290	564
Keihan Holdings Co Ltd	20,100	628	Internet - (0.01)%
Knight-Swift Transportation Holdings Inc	15,900	766	Booking Holdings Inc
MTR Corp Ltd	216,092	1,140	0.90%, 09/15/2021	225	278
Odakyu Electric Railway Co Ltd	31,300	636	Liberty Expedia Holdings Inc
Seibu Holdings Inc	69,100	1,175	1.00%, 06/30/2047	100	96
Ship Finance International Ltd	8,008	116	Proofpoint Inc
		$6,930	0.75%, 06/15/2020	50	70
Water - (0.06)%					$444
United Utilities Group PLC	69,907	640	Media - (0.01)%
Veolia Environnement SA	43,620	1,060	DISH Network Corp
		$1,700	2.38%, 03/15/2024	125	113
TOTAL COMMON STOCKS (proceeds $286,607)		$308,705
INVESTMENT COMPANIES - (0.03)%	Shares	Value (000's)	TOTAL CONVERTIBLE BONDS (proceeds $548)		$582

Exchange Traded Funds - (0.03)%			U.S. GOVERNMENT & GOVERNMENT	Principal
SPDR S&P Oil & Gas Equipment & Services	37,240	546	AGENCY OBLIGATIONS - (7.92)%	Amount (000's)	Value (000's)
ETF			Federal National Mortgage Association (FNMA) - (2.99)%
VanEck Vectors Oil Services ETF	8,667	206	3.50%, 04/01/2048	$80,883	$80,610
		$752

TOTAL INVESTMENT COMPANIES (proceeds $887)		$752	U.S. Treasury - (4.61)%
	Principal		1.00%, 09/30/2019	24,525	24,069
BONDS - (0.76)%	Amount (000's)	Value (000's)	1.38%, 09/15/2020	11,585	11,306
Commercial Services - 0.00%			1.50%, 08/15/2020	10,990	10,768
Cenveo Corp			1.63%, 10/31/2023	14,715	13,878
0.00%, 09/15/2022	$642	$61	1.75%, 06/30/2022	4,122	3,978
			1.88%, 12/15/2020	8,528	8,408
			1.88%, 10/31/2022	12,401	11,989
Diversified Financial Services - (0.06)%			1.88%, 08/31/2024	3,975	3,763
International Lease Finance Corp			2.00%, 01/31/2020	7,696	7,660
5.88%, 08/15/2022	1,436	1,566	2.25%, 08/15/2027	332	314
			2.38%, 05/15/2027	16,300	15,633
Oil & Gas - (0.04)%			2.63%, 02/28/2023	1,319	1,317
SM Energy Co			3.63%, 02/15/2021	11,085	11,463
6.50%, 01/01/2023	528	528			$124,546

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)

U.S. Treasury Inflation-Indexed Obligations - (0.32)%
1.00%, 02/15/2048	$8,641	$8,671

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		213,827
OBLIGATIONS (proceeds $215,376)
TOTAL SHORT SALES (proceeds $524,920)		$544,498

See accompanying notes.

     Schedule of Investments Global Opportunities Fund February 28, 2018 (unaudited)

COMMON STOCKS - 99.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.83%			Electronics (continued)
Boeing Co/The	37,099	$13,437	Keyence Corp	12,300	$7,449
L3 Technologies Inc	77,630	16,112			$11,429
Lockheed Martin Corp	40,128	14,143	Engineering & Construction - 1.18%
		$43,692	Vinci SA	108,189	10,683
Agriculture - 2.08%
British American Tobacco PLC	95,448	5,634	Environmental Control - 1.51%
Philip Morris International Inc	127,321	13,184	Waste Management Inc	158,508	13,682
		$18,818
Airlines - 0.66%			Food - 1.74%
ANA Holdings Inc	149,900	6,003	Uni-President Enterprises Corp	1,927,000	4,512
			WH Group Ltd (b)	9,126,500	11,240
Apparel - 1.86%					$15,752
Kering SA	13,370	6,274	Healthcare - Products - 0.73%
LVMH Moet Hennessy Louis Vuitton SE	35,069	10,489	Lonza Group AG (a)	25,967	6,579
		$16,763
Automobile Manufacturers - 2.60%			Healthcare - Services - 4.83%
Fiat Chrysler Automobiles NV (a)	198,565	4,191	Anthem Inc	45,877	10,798
Suzuki Motor Corp	174,500	9,955	Cigna Corp	50,087	9,811
Volvo AB - B Shares	498,730	9,377	ICON PLC (a)	60,010	6,800
		$23,523	UnitedHealth Group Inc	71,824	16,244
Banks - 12.50%					$43,653
Agricultural Bank of China Ltd	15,463,000	8,496	Holding Companies - Diversified - 0.01%
Bank of America Corp	564,261	18,113	Itausa - Investimentos Itau SA - Rights (a)	31,318	53
China Construction Bank Corp	9,764,000	10,011
Comerica Inc	114,258	11,108	Insurance - 7.44%
Danske Bank A/S	233,868	9,386	Allstate Corp/The	112,347	10,365
Grupo Financiero Banorte SAB de CV	1,260,300	7,556	Legal & General Group PLC	2,136,622	7,697
JPMorgan Chase & Co	166,226	19,199	NN Group NV	203,551	9,074
Lloyds Banking Group PLC	14,938,611	14,115	Prudential Financial Inc	78,984	8,398
Mitsubishi UFJ Financial Group Inc	1,170,400	8,244	Reinsurance Group of America Inc	79,050	12,157
Toronto-Dominion Bank/The	116,700	6,730	Swiss Life Holding AG (a)	30,607	11,053
		$112,958	Unum Group	167,004	8,511
Beverages - 1.34%					$67,255
Diageo PLC	357,257	12,122	Internet - 7.48%
			Alibaba Group Holding Ltd ADR(a)	46,368	8,631
Biotechnology - 1.70%			Alphabet Inc - A Shares (a)	24,591	27,147
Gilead Sciences Inc	195,550	15,396	Amazon.com Inc (a)	6,779	10,253
			Facebook Inc (a)	50,113	8,936
Chemicals - 0.52%			VeriSign Inc (a)	108,715	12,613
Covestro AG (b)	41,982	4,736			$67,580
			Lodging - 2.08%
Coal - 0.91%			Extended Stay America Inc	496,835	9,951
China Shenhua Energy Co Ltd	1,905,500	5,393	Las Vegas Sands Corp	121,505	8,847
Yanzhou Coal Mining Co Ltd	1,940,000	2,871			$18,798
		$8,264	Machinery - Construction & Mining - 1.09%
Commercial Services - 1.93%			Hitachi Ltd	1,297,000	9,808
Adani Ports & Special Economic Zone Ltd	915,634	5,688
Aramark	282,661	11,790	Machinery - Diversified - 1.41%
		$17,478	Cummins Inc	75,850	12,756
Computers - 4.15%
Apple Inc	84,628	15,074	Media - 0.98%
Atos SE	12,059	1,586	Comcast Corp - Class A	243,257	8,808
DXC Technology Co	134,102	13,751
Leidos Holdings Inc	112,489	7,122	Oil & Gas - 3.15%
		$37,533	BP PLC	1,004,814	6,531
Cosmetics & Personal Care - 0.91%			Chevron Corp	116,284	13,015
Colgate-Palmolive Co	118,876	8,199	Royal Dutch Shell PLC - A Shares	283,886	8,965
					$28,511
Distribution & Wholesale - 1.65%			Pharmaceuticals - 3.07%
Mitsubishi Corp	531,600	14,893	AbbVie Inc	183,791	21,289
			Pfizer Inc	178,751	6,490
Diversified Financial Services - 1.50%					$27,779
Amundi SA (b)	48,093	3,920	Real Estate - 1.92%
Mastercard Inc	54,558	9,589	Sun Hung Kai Properties Ltd	612,000	10,153
		$13,509	Vonovia SE	158,199	7,212
Electric - 3.65%					$17,365
American Electric Power Co Inc	69,398	4,551	REITs - 2.14%
Enel SpA	2,199,729	12,769	American Tower Corp	68,130	9,493
Exelon Corp	213,872	7,922	Mirvac Group	3,229,692	5,288
Power Grid Corp of India Ltd	2,560,130	7,728	Prologis Inc	75,447	4,578
		$32,970			$19,359
Electronics - 1.27%
ADT Inc (a)	376,865	3,980

See accompanying notes.

     Schedule of Investments Global Opportunities Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Retail - 3.52%			Country	Percent
Alimentation Couche-Tard Inc	164,600	$8,003	United States	60.08%
Best Buy Co Inc	71,963	5,213	Japan	8.13%
Liberty Interactive Corp QVC Group (a)	296,063	8,547	United Kingdom	5.55%
Lowe's Cos Inc	112,671	10,094	France	4.41%
		$31,857	China	3.92%
Semiconductors - 1.53%			Hong Kong	2.36%
Intel Corp	134,824	6,645	Netherlands	1.99%
Samsung Electronics Co Ltd	3,303	7,178	Switzerland	1.95%
		$13,823	Canada	1.63%
Software - 4.05%			India	1.49%
Microsoft Corp	212,641	19,939	Italy	1.41%
Synopsys Inc (a)	116,138	9,834	Germany	1.32%
Ubisoft Entertainment SA (a)	83,421	6,860	Sweden	1.04%
		$36,633	Denmark	1.04%
Telecommunications - 2.03%			Mexico	0.84%
Cisco Systems Inc	409,559	18,340	Korea, Republic Of	0.79%
			Ireland	0.75%
Toys, Games & Hobbies - 1.90%			Brazil	0.61%
Nintendo Co Ltd	37,700	17,186	Australia	0.58%
			Taiwan, Province Of China	0.50%
Transportation - 1.73%			Other Assets and Liabilities	(0.39)%
Norfolk Southern Corp	112,184	15,602	TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$900,148
INVESTMENT COMPANIES - 0.21%	Shares Held	Value (000's)
Money Market Funds - 0.21%
Principal Government Money Market Fund (c)	1,855,216	1,855

TOTAL INVESTMENT COMPANIES		$1,855
PREFERRED STOCKS - 0.60%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.60%
Itausa - Investimentos Itau SA 0.06%	1,332,600	$5,451

TOTAL PREFERRED STOCKS		$5,451
Total Investments		$907,454
Other Assets and Liabilities - (0.39)%		$(3,557)
TOTAL NET ASSETS - 100.00%		$903,897

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,896 or 2.20% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$51,702	$49,847		$1,855
		$—		$51,702	$49,847		$1,855

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$6		$—			$—	$—
	$6		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 95.16%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.36%			Automobile Parts & Equipment (continued)
Dentsu Inc	15,100	$694	JTEKT Corp	15,500	$238
Hakuhodo DY Holdings Inc	16,100	232	Koito Manufacturing Co Ltd	7,800	538
JCDecaux SA	5,140	199	Minth Group Ltd	50,000	293
Publicis Groupe SA	14,320	1,077	NGK Insulators Ltd	18,100	336
WPP PLC	87,236	1,671	NGK Spark Plug Co Ltd	11,000	278
		$3,873	NOK Corp	6,500	139
Aerospace & Defense - 1.29%			Nokian Renkaat OYJ	8,050	369
Airbus SE	40,131	4,804	Stanley Electric Co Ltd	9,800	382
BAE Systems PLC	220,044	1,747	Sumitomo Electric Industries Ltd	52,100	822
Cobham PLC (a)	165,184	257	Sumitomo Rubber Industries Ltd	11,800	225
Dassault Aviation SA	172	298	Toyoda Gosei Co Ltd	4,400	107
Elbit Systems Ltd	1,625	231	Toyota Industries Corp	11,300	708
IHI Corp	10,700	362	Valeo SA	16,559	1,071
Kawasaki Heavy Industries Ltd	10,300	373	Yokohama Rubber Co Ltd/The	8,200	201
Leonardo SpA	27,960	299			$15,390
Meggitt PLC	53,595	332	Banks - 13.17%
MTU Aero Engines AG	3,594	600	ABN AMRO Group NV (b)	29,224	909
Rolls-Royce Holdings PLC (a)	114,442	1,316	AIB Group PLC	56,257	373
Safran SA	23,050	2,543	Aozora Bank Ltd	8,100	331
Thales SA	7,314	813	Australia & New Zealand Banking Group Ltd	202,933	4,535
		$13,975	Banco Bilbao Vizcaya Argentaria SA	460,656	3,833
Agriculture - 1.35%			Banco de Sabadell SA	368,597	770
British American Tobacco PLC	158,449	9,352	Banco Espirito Santo SA (a),(c),(d)	131,709	—
Golden Agri-Resources Ltd	487,500	132	Banco Santander SA	1,114,671	7,641
Imperial Brands PLC	65,908	2,366	Bank Hapoalim BM	73,678	525
Japan Tobacco Inc	76,000	2,157	Bank Leumi Le-Israel BM	99,992	603
Swedish Match AB	12,561	534	Bank of East Asia Ltd/The	85,800	377
		$14,541	Bank of Ireland Group PLC (a)	63,350	592
Airlines - 0.19%			Bank of Kyoto Ltd/The	4,200	232
ANA Holdings Inc	7,900	316	Bank of Queensland Ltd	27,064	263
Deutsche Lufthansa AG	16,245	542	Bankia SA	85,242	405
easyJet PLC	10,977	252	Bankinter SA	46,575	512
International Consolidated Airlines Group SA	42,999	362	Barclays PLC	1,176,890	3,424
Japan Airlines Co Ltd	8,000	305	Bendigo & Adelaide Bank Ltd	32,984	288
Singapore Airlines Ltd	37,400	312	BNP Paribas SA	77,625	6,138
		$2,089	BOC Hong Kong Holdings Ltd	255,500	1,284
Apparel - 1.23%			CaixaBank SA	247,939	1,204
Adidas AG	13,010	2,882	Chiba Bank Ltd/The	48,000	394
			Commerzbank AG (a)	73,542	1,136
Asics Corp	11,000	174
Burberry Group PLC	29,478	619	Commonwealth Bank of Australia	121,076	7,126
Hermes International	2,190	1,178	Concordia Financial Group Ltd	84,500	489
Kering SA	5,236	2,457	Credit Agricole SA	78,650	1,348
			Credit Suisse Group AG (a)	167,754	3,087
LVMH Moet Hennessy Louis Vuitton SE	19,265	5,762
Yue Yuen Industrial Holdings Ltd	51,000	218	Danske Bank A/S	51,777	2,078
		$13,290	DBS Group Holdings Ltd	124,000	2,665
Automobile Manufacturers - 3.55%			Deutsche Bank AG	142,785	2,276
Bayerische Motoren Werke AG	22,875	2,403	DNB ASA	67,516	1,324
Daimler AG	66,521	5,680	Erste Group Bank AG	20,785	1,057
Ferrari NV	8,485	1,051	Fukuoka Financial Group Inc	53,000	270
Fiat Chrysler Automobiles NV (a)	74,344	1,569	Hachijuni Bank Ltd/The	28,300	170
Hino Motors Ltd	17,900	235	Hang Seng Bank Ltd	52,900	1,312
Honda Motor Co Ltd	118,900	4,300	HSBC Holdings PLC	1,381,214	13,583
Isuzu Motors Ltd	38,200	598	ING Groep NV	268,425	4,710
Mazda Motor Corp	39,300	545	Intesa Sanpaolo SpA	64,421	256
Mitsubishi Motors Corp	46,400	364	Intesa Sanpaolo SpA	931,331	3,494
Nissan Motor Co Ltd	160,400	1,681	Investec PLC	46,055	399
Peugeot SA	40,632	917	Japan Post Bank Co Ltd	28,000	382
Renault SA	13,280	1,440	KBC Group NV	17,332	1,624
Subaru Corp	42,500	1,491	Kyushu Financial Group Inc	24,000	133
Suzuki Motor Corp	23,800	1,358	Lloyds Banking Group PLC	4,970,730	4,697
Toyota Motor Corp	180,400	12,156	Macquarie Group Ltd	22,340	1,780
Volkswagen AG	2,244	446	Mediobanca Banca di Credito Finanziario SpA	42,745	510
Volvo AB - B Shares	107,987	2,030	Mitsubishi UFJ Financial Group Inc	823,800	5,803
		$38,264	Mizrahi Tefahot Bank Ltd	9,634	178
			Mizuho Financial Group Inc	1,666,400	3,077
Automobile Parts & Equipment - 1.43%			National Australia Bank Ltd	185,528	4,313
Aisin Seiki Co Ltd	12,300	716	Natixis SA	65,024	557
Bridgestone Corp	45,000	1,998	Nordea Bank AB	209,845	2,381
Cie Generale des Etablissements Michelin	11,834	1,819	Oversea-Chinese Banking Corp Ltd	217,400	2,127
SCA			Raiffeisen Bank International AG (a)	10,227	396
Continental AG	7,602	2,077	Resona Holdings Inc	152,500	864
Denso Corp	32,900	1,920	Royal Bank of Scotland Group PLC (a)	246,748	904
Faurecia SA	5,246	439	Seven Bank Ltd	41,100	141
GKN PLC	118,649	714

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)			Chemicals (continued)
Shinsei Bank Ltd	11,400	$179	Givaudan SA	639	$1,453
Shizuoka Bank Ltd/The	35,000	352	Hitachi Chemical Co Ltd	7,100	158
Skandinaviska Enskilda Banken AB	104,943	1,232	Incitec Pivot Ltd	116,560	340
Societe Generale SA	53,012	3,012	Israel Chemicals Ltd	48,570	206
Standard Chartered PLC	227,405	2,521	Johnson Matthey PLC	13,371	575
Sumitomo Mitsui Financial Group Inc	92,900	4,015	JSR Corp	13,300	320
Sumitomo Mitsui Trust Holdings Inc	23,044	925	K+S AG	13,224	368
Suruga Bank Ltd	12,000	196	Kaneka Corp	19,000	192
Svenska Handelsbanken AB	105,504	1,444	Kansai Paint Co Ltd	14,200	356
Swedbank AB	62,565	1,570	Koninklijke DSM NV	12,535	1,295
UBS Group AG (a)	252,818	4,791	Kuraray Co Ltd	24,600	428
UniCredit SpA	138,388	2,919	LANXESS AG	6,325	525
United Overseas Bank Ltd	92,200	1,931	Linde AG	12,832	2,847
Westpac Banking Corp	234,501	5,557	Mitsubishi Chemical Holdings Corp	98,900	998
Yamaguchi Financial Group Inc	13,000	157	Mitsubishi Gas Chemical Co Inc	12,100	299
		$142,081	Mitsui Chemicals Inc	12,800	388
Beverages - 2.18%			Nippon Paint Holdings Co Ltd	11,200	406
Anheuser-Busch InBev SA/NV	52,642	5,588	Nissan Chemical Industries Ltd	8,400	332
Asahi Group Holdings Ltd	26,700	1,365	Nitto Denko Corp	11,500	944
Carlsberg A/S	7,392	904	Novozymes A/S	15,623	803
Coca-Cola Amatil Ltd	38,182	258	Shin-Etsu Chemical Co Ltd	26,900	2,826
Coca-Cola Bottlers Japan Holdings Inc	8,500	322	Solvay SA	5,121	702
Coca-Cola European Partners PLC	15,059	573	Sumitomo Chemical Co Ltd	108,000	666
Coca-Cola HBC AG (a)	12,601	412	Symrise AG	8,521	691
Davide Campari-Milano SpA	40,126	287	Taiyo Nippon Sanso Corp	9,000	131
Diageo PLC	172,358	5,848	Teijin Ltd	13,000	255
Heineken Holding NV	7,960	792	Toray Industries Inc	101,500	1,025
Heineken NV	17,909	1,860	Tosoh Corp	20,200	418
Kirin Holdings Co Ltd	60,100	1,551	Umicore SA	14,469	816
Pernod Ricard SA	14,671	2,414	Yara International ASA	12,269	542
Remy Cointreau SA	1,566	213			$39,159
Suntory Beverage & Food Ltd	9,600	445	Commercial Services - 2.00%
Treasury Wine Estates Ltd	50,197	678	Abertis Infraestructuras SA	47,895	1,143
		$23,510	Adecco Group AG	11,235	903
Biotechnology - 0.71%			AerCap Holdings NV (a)	9,279	460
CSL Ltd	31,262	3,937	Ashtead Group PLC	34,489	994
Genmab A/S (a)	4,013	816	Atlantia SpA	31,377	964
H Lundbeck A/S	4,811	252	Babcock International Group PLC	17,465	156
Shire PLC	62,739	2,674	Benesse Holdings Inc	4,900	175
		$7,679	Brambles Ltd	109,811	812
Building Materials - 1.36%			Bureau Veritas SA	18,322	480
Asahi Glass Co Ltd	13,800	570	Capita PLC	46,106	111
Boral Ltd	80,992	486	Dai Nippon Printing Co Ltd	18,000	376
Cie de Saint-Gobain	34,534	1,955	Edenred	15,450	542
CRH PLC	57,946	1,904	Experian PLC	63,830	1,363
Daikin Industries Ltd	17,300	2,032	G4S PLC	107,193	385
Fletcher Building Ltd	48,078	225	Getlink SE	32,297	415
Geberit AG	2,561	1,156	Hutchison Port Holdings Trust	361,085	131
HeidelbergCement AG	10,283	1,032	Intertek Group PLC	11,151	752
Imerys SA	2,475	252	ISS A/S	11,546	418
James Hardie Industries PLC	30,460	535	Park24 Co Ltd	7,500	180
LafargeHolcim Ltd (a)	31,447	1,833	Persol Holdings Co Ltd	12,200	312
LIXIL Group Corp	18,400	449	Randstad Holding NV	8,231	587
Rinnai Corp	2,300	206	Recruit Holdings Co Ltd	76,200	1,843
Sika AG	149	1,222	RELX NV	66,735	1,369
Taiheiyo Cement Corp	8,300	308	RELX PLC	73,715	1,511
TOTO Ltd	9,800	515	Secom Co Ltd	14,600	1,044
		$14,680	Securitas AB	21,633	372
Chemicals - 3.63%			SGS SA	371	942
Air Liquide SA	29,580	3,695	Sohgo Security Services Co Ltd	4,900	230
Air Water Inc	10,200	202	Toppan Printing Co Ltd	36,000	308
Akzo Nobel NV	17,424	1,697	Transurban Group	153,489	1,368
Arkema SA	4,710	615	Wirecard AG	8,110	965
Asahi Kasei Corp	87,100	1,116			$21,611
BASF SE	63,455	6,629	Computers - 0.77%
Brenntag AG	10,675	665	Atos SE	6,542	860
Clariant AG (a)	16,053	401	Capgemini SE	11,102	1,384
Covestro AG (b)	11,194	1,263	Check Point Software Technologies Ltd (a)	9,035	939
Croda International PLC	9,078	574	Computershare Ltd	32,082	441
Daicel Corp	19,400	221	Fujitsu Ltd	136,000	811
EMS-Chemie Holding AG	566	361	Ingenico Group SA	4,093	355
Evonik Industries AG	11,268	415	NEC Corp	18,000	546
			Nomura Research Institute Ltd	9,081	407

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electric (continued)
NTT Data Corp	43,700	$452	Engie SA	126,183	$1,968
Obic Co Ltd	4,500	373	Fortum OYJ	30,687	674
Otsuka Corp	3,600	334	HK Electric Investments & HK Electric	183,000	172
TDK Corp	9,000	814	Investments Ltd (b)
Teleperformance	3,993	569	Iberdrola SA	401,344	2,954
		$8,285	Innogy SE (b)	9,595	383
Consumer Products - 0.44%			Kansai Electric Power Co Inc/The	48,700	591
Henkel AG & Co KGaA	7,181	863	Kyushu Electric Power Co Inc	29,600	331
Reckitt Benckiser Group PLC	46,172	3,665	Mercury NZ Ltd	47,588	109
Societe BIC SA	1,971	207	Meridian Energy Ltd	88,534	179
		$4,735	Origin Energy Ltd (a)	121,278	841
Cosmetics & Personal Care - 2.01%			Orsted A/S (b)	13,070	814
Beiersdorf AG	6,965	762	Power Assets Holdings Ltd	96,000	814
Essity AB	41,857	1,146	Red Electrica Corp SA	29,905	582
Kao Corp	34,200	2,496	RWE AG	35,799	711
Kose Corp	2,000	372	Sembcorp Industries Ltd	68,000	163
Lion Corp	15,600	292	SSE PLC	70,206	1,180
L'Oreal SA	17,407	3,743	Terna Rete Elettrica Nazionale SpA	97,204	539
Pola Orbis Holdings Inc	6,200	260	Tohoku Electric Power Co Inc	31,300	409
Shiseido Co Ltd	26,300	1,577	Tokyo Electric Power Co Holdings Inc (a)	100,000	382
Unicharm Corp	27,900	779	Uniper SE	13,905	422
Unilever NV	112,540	5,890			$23,709
Unilever PLC	85,106	4,376	Electrical Components & Equipment - 0.61%
		$21,693	Brother Industries Ltd	16,200	403
Distribution & Wholesale - 1.19%			Casio Computer Co Ltd	13,400	197
Bunzl PLC	23,205	623	Legrand SA	18,381	1,441
Ferguson PLC	17,275	1,217	Mabuchi Motor Co Ltd	3,300	169
ITOCHU Corp	103,400	1,988	OSRAM Licht AG	6,872	542
Jardine Cycle & Carriage Ltd	6,700	187	Prysmian SpA	14,224	447
Li & Fung Ltd	406,000	204	Schneider Electric SE (a)	39,161	3,394
Marubeni Corp	114,100	869			$6,593
Mitsubishi Corp	104,400	2,925	Electronics - 1.72%
Mitsui & Co Ltd	117,900	2,137	Alps Electric Co Ltd	13,700	373
Rexel SA	20,957	368	Assa Abloy AB	69,245	1,547
Sumitomo Corp	82,100	1,440	Hamamatsu Photonics KK	9,900	394
Toyota Tsusho Corp	14,800	548	Hirose Electric Co Ltd	2,185	325
Travis Perkins PLC	17,348	306	Hitachi High-Technologies Corp	4,700	228
		$12,812	Hoya Corp	26,700	1,404
Diversified Financial Services - 1.51%			Keyence Corp	6,780	4,106
Acom Co Ltd (a)	27,500	124	Koninklijke Philips NV	65,004	2,477
AEON Financial Service Co Ltd	7,700	179	Kyocera Corp	22,200	1,309
Amundi SA (b)	4,177	341	MINEBEA MITSUMI Inc	26,600	602
ASX Ltd	13,375	602	Murata Manufacturing Co Ltd	13,300	1,852
Credit Saison Co Ltd	10,900	187	Nidec Corp	16,500	2,635
Daiwa Securities Group Inc	111,000	738	Nippon Electric Glass Co Ltd	5,800	175
Deutsche Boerse AG	13,335	1,773	Omron Corp	13,400	789
Hargreaves Lansdown PLC	18,023	426	Yokogawa Electric Corp	15,700	316
Hong Kong Exchanges & Clearing Ltd	81,300	2,912			$18,532
Japan Exchange Group Inc	36,100	621	Energy - Alternate Sources - 0.12%
Julius Baer Group Ltd (a)	15,462	1,004	Siemens Gamesa Renewable Energy SA	16,471	261
London Stock Exchange Group PLC	21,596	1,192	Vestas Wind Systems A/S	14,889	1,076
Mebuki Financial Group Inc	69,300	278			$1,337
Mitsubishi UFJ Lease & Finance Co Ltd	31,000	196	Engineering & Construction - 1.26%
Nomura Holdings Inc	251,000	1,528	ACS Actividades de Construccion y Servicios	16,520	566
ORIX Corp	91,500	1,620	SA
Partners Group Holding AG	1,200	870	Aena SME SA (b)	4,664	947
Schroders PLC	8,588	405	Aeroports de Paris	2,052	415
Singapore Exchange Ltd	55,600	315	Auckland International Airport Ltd	65,948	306
Standard Life Aberdeen PLC	185,116	935	Boskalis Westminster	6,290	237
		$16,246	Bouygues SA	14,921	755
Electric - 2.20%			CIMIC Group Ltd	6,721	242
AGL Energy Ltd	45,308	762	CK Infrastructure Holdings Ltd	46,000	385
AusNet Services	124,710	164	Eiffage SA	5,079	550
Chubu Electric Power Co Inc	44,500	605	Ferrovial SA	33,644	726
Chugoku Electric Power Co Inc/The	19,300	225	Fraport AG Frankfurt Airport Services	2,877	294
CLP Holdings Ltd	113,500	1,148	Worldwide
E.ON SE	152,065	1,542	HOCHTIEF AG	1,334	224
EDP - Energias de Portugal SA	164,200	549	Japan Airport Terminal Co Ltd	3,100	117
Electric Power Development Co Ltd	10,100	256	JGC Corp	14,400	329
Electricite de France SA	39,895	517	Kajima Corp	62,000	590
Endesa SA	21,944	461	LendLease Group	38,294	526
Enel SpA	561,898	3,262	Obayashi Corp	45,000	508
			SATS Ltd	46,700	183

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Engineering & Construction (continued)			Gas (continued)
Shimizu Corp	38,200	$354	Enagas SA	15,669	$407
Singapore Technologies Engineering Ltd	107,900	276	Gas Natural SDG SA	24,197	554
Skanska AB	23,498	467	Hong Kong & China Gas Co Ltd	579,885	1,144
Sydney Airport	76,217	387	National Grid PLC	233,860	2,367
Taisei Corp	14,000	710	Osaka Gas Co Ltd	25,900	511
Vinci SA	35,041	3,460	Snam SpA	157,199	704
		$13,554	Toho Gas Co Ltd	5,000	146
Entertainment - 0.41%			Tokyo Gas Co Ltd	26,900	672
Aristocrat Leisure Ltd	37,498	713			$7,263
Genting Singapore PLC	417,600	363	Hand & Machine Tools - 0.60%
Merlin Entertainments PLC (b)	49,125	230	Disco Corp	2,000	466
Oriental Land Co Ltd/Japan	15,100	1,467	Fuji Electric Co Ltd	38,000	288
Paddy Power Betfair PLC	5,538	648	Makita Corp	15,500	733
Sankyo Co Ltd	3,000	108	Sandvik AB	77,995	1,444
Sega Sammy Holdings Inc	12,000	174	Schindler Holding AG	2,815	658
Tabcorp Holdings Ltd	131,924	472	Schindler Holding AG	1,392	314
Toho Co Ltd/Tokyo	7,800	252	SMC Corp/Japan	4,000	1,667
		$4,427	Techtronic Industries Co Ltd	95,500	599
Environmental Control - 0.02%			THK Co Ltd	8,300	358
Kurita Water Industries Ltd	6,700	205			$6,527
			Healthcare - Products - 1.08%
Food - 4.03%			Cochlear Ltd	3,975	564
Ajinomoto Co Inc	37,500	684	Coloplast A/S	8,209	694
Associated British Foods PLC	24,612	887	ConvaTec Group PLC (b)	94,373	265
Barry Callebaut AG	153	302	CYBERDYNE Inc (a)	6,600	98
Calbee Inc	5,400	180	Essilor International Cie Generale d'Optique	14,338	1,878
Carrefour SA	40,140	920	SA
Casino Guichard Perrachon SA	3,835	208	Fisher & Paykel Healthcare Corp Ltd	39,421	391
Chocoladefabriken Lindt & Spruengli AG	72	431	Getinge AB	15,803	199
Chocoladefabriken Lindt & Spruengli AG	7	505	Lonza Group AG (a)	5,146	1,304
Chr Hansen Holding A/S	6,834	568	Olympus Corp	20,200	808
Colruyt SA	4,144	224	QIAGEN NV (a)	15,148	507
Danone SA	41,705	3,326	Shimadzu Corp	17,400	446
First Pacific Co Ltd/Hong Kong	148,000	92	Smith & Nephew PLC	60,457	1,056
Frutarom Industries Ltd	2,672	245	Sonova Holding AG	3,617	565
ICA Gruppen AB	5,559	198	Straumann Holding AG	713	480
J Sainsbury PLC	113,468	403	Sysmex Corp	10,900	901
Jeronimo Martins SGPS SA	17,390	361	Terumo Corp	22,300	1,196
Kerry Group PLC	10,951	1,092	William Demant Holding A/S (a)	8,052	288
Kikkoman Corp	10,100	400			$11,640
Koninklijke Ahold Delhaize NV	88,520	1,987	Healthcare - Services - 0.57%
Marine Harvest ASA	28,785	554	BioMerieux	2,862	220
MEIJI Holdings Co Ltd	8,500	620	Eurofins Scientific SE	790	445
METRO AG	12,440	243	Fresenius Medical Care AG & Co KGaA	14,895	1,572
Nestle SA	215,007	17,083	Fresenius SE & Co KGaA	28,723	2,334
NH Foods Ltd	12,000	269	Healthscope Ltd	119,934	175
Nisshin Seifun Group Inc	13,795	272	Mediclinic International PLC	25,467	207
Nissin Foods Holdings Co Ltd	4,100	279	Ramsay Health Care Ltd	9,773	484
Orkla ASA	56,315	617	Ryman Healthcare Ltd	27,635	212
Seven & i Holdings Co Ltd	52,100	2,175	Sonic Healthcare Ltd	27,514	519
Tesco PLC	565,738	1,637			$6,168
Toyo Suisan Kaisha Ltd	6,100	238	Holding Companies - Diversified - 0.59%
Wesfarmers Ltd	78,332	2,505	Bollore SA	60,478	342
WH Group Ltd (b)	607,000	748	CK Hutchison Holdings Ltd	186,632	2,333
Wilmar International Ltd	110,600	268	Industrivarden AB	11,540	275
Wm Morrison Supermarkets PLC	154,498	479	Jardine Matheson Holdings Ltd	14,987	976
Woolworths Group Ltd	90,130	1,926	Jardine Strategic Holdings Ltd	15,305	607
Yakult Honsha Co Ltd	6,100	436	Keppel Corp Ltd	100,600	602
Yamazaki Baking Co Ltd	9,100	177	NWS Holdings Ltd	105,500	198
		$43,539	Swire Pacific Ltd	34,000	342
Food Service - 0.29%			Wendel SA	1,918	333
Compass Group PLC	109,254	2,321	Wharf Holdings Ltd/The	84,000	312
Sodexo SA	6,254	768			$6,320
		$3,089	Home Builders - 0.48%
Forest Products & Paper - 0.28%			Barratt Developments PLC	69,753	516
Mondi PLC	25,372	660	Berkeley Group Holdings PLC	8,952	474
Oji Holdings Corp	59,000	384	Daiwa House Industry Co Ltd	39,200	1,452
Stora Enso OYJ	38,062	672	Iida Group Holdings Co Ltd	10,120	190
UPM-Kymmene OYJ	36,874	1,262	Persimmon PLC	21,322	762
		$2,978	Sekisui Chemical Co Ltd	27,700	519
Gas - 0.67%			Sekisui House Ltd	40,500	706
Centrica PLC	386,352	758	Taylor Wimpey PLC	226,047	576
					$5,195

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Furnishings - 0.77%			Investment Companies (continued)
Electrolux AB	16,622	$546	Pargesa Holding SA	2,669	$236
Hoshizaki Corp	3,700	333			$3,902
Panasonic Corp	152,500	2,374	Iron & Steel - 0.58%
SEB SA	1,562	318	ArcelorMittal (a)	45,889	1,558
Sharp Corp/Japan (a)	10,300	358	BlueScope Steel Ltd	38,766	482
Sony Corp	87,300	4,399	Fortescue Metals Group Ltd	107,559	414
		$8,328	Hitachi Metals Ltd	14,900	190
Insurance - 5.49%			JFE Holdings Inc	36,100	830
Admiral Group PLC	13,791	349	Kobe Steel Ltd	21,400	235
Aegon NV	123,050	854	Nippon Steel & Sumitomo Metal Corp	52,577	1,243
Ageas	13,021	682	thyssenkrupp AG	30,105	815
AIA Group Ltd	834,200	6,923	voestalpine AG	7,920	457
Allianz SE	30,817	7,159			$6,224
AMP Ltd	201,625	822	Leisure Products & Services - 0.33%
Assicurazioni Generali SpA	86,319	1,615	Carnival PLC	12,778	841
Aviva PLC	277,096	1,919	Flight Centre Travel Group Ltd	3,841	172
AXA SA	133,986	4,196	Shimano Inc	5,100	736
Baloise Holding AG	3,373	531	TUI AG	30,417	643
Challenger Ltd/Australia	40,055	390	Yamaha Corp	11,600	512
CNP Assurances	11,859	287	Yamaha Motor Co Ltd	19,400	614
Dai-ichi Life Holdings Inc	74,600	1,461			$3,518
Direct Line Insurance Group PLC	94,993	500	Lodging - 0.61%
Gjensidige Forsikring ASA	13,818	252	Accor SA	12,968	747
Hannover Rueck SE	4,166	567	City Developments Ltd	28,300	271
Insurance Australia Group Ltd	163,562	1,034	Crown Resorts Ltd	26,174	272
Japan Post Holdings Co Ltd	108,900	1,312	Galaxy Entertainment Group Ltd	163,000	1,414
Legal & General Group PLC	411,550	1,483	InterContinental Hotels Group PLC	12,470	804
Mapfre SA	74,464	250	Kingston Financial Group Ltd	280,000	169
Medibank Pvt Ltd	190,263	466	Melco Resorts & Entertainment Ltd ADR	17,024	467
MS&AD Insurance Group Holdings Inc	32,800	1,012	MGM China Holdings Ltd	65,600	192
Muenchener Rueckversicherungs-Gesellschaft	10,729	2,399	Sands China Ltd	167,200	933
AG in Muenchen			Shangri-La Asia Ltd	84,166	188
NN Group NV	21,184	944	SJM Holdings Ltd	137,000	131
Old Mutual PLC	340,747	1,190	Whitbread PLC	12,671	675
Poste Italiane SpA (b)	36,093	310
			Wynn Macau Ltd	107,600	375
Prudential PLC	178,646	4,476			$6,638
QBE Insurance Group Ltd	93,955	738	Machinery - Construction & Mining - 1.25%
RSA Insurance Group PLC	70,654	613	ABB Ltd	127,320	3,081
Sampo Oyj	30,884	1,748	Atlas Copco AB - A Shares	46,392	1,973
SCOR SE	11,938	506	Atlas Copco AB - B Shares	26,959	1,019
Sompo Holdings Inc	24,450	935	Hitachi Construction Machinery Co Ltd	7,400	314
Sony Financial Holdings Inc	12,000	221	Hitachi Ltd	334,000	2,526
St James's Place PLC	36,521	577	Komatsu Ltd	63,800	2,313
Suncorp Group Ltd	89,307	932	Mitsubishi Electric Corp	133,500	2,252
Swiss Life Holding AG (a)	2,246	811
Swiss Re AG	21,730	2,211			$13,478
T&D Holdings Inc	36,200	594	Machinery - Diversified - 1.26%
Tokio Marine Holdings Inc	46,600	2,135	Amada Holdings Co Ltd	23,500	313
Tryg A/S	8,348	198	ANDRITZ AG	5,029	292
UnipolSai Assicurazioni SpA	68,423	164	CNH Industrial NV	70,682	951
Zurich Insurance Group AG	10,456	3,438	Daifuku Co Ltd	6,800	444
		$59,204	FANUC Corp	13,400	3,386
			GEA Group AG	12,634	597
Internet - 0.44%
Auto Trader Group PLC (b)	66,995	336	Hexagon AB	17,860	1,044
			Husqvarna AB	28,791	307
Iliad SA	1,827	428	KION Group AG	4,896	417
Kakaku.com Inc	9,700	164	Kone OYJ	23,361	1,210
LINE Corp (a)	3,000	121
			Kubota Corp	72,900	1,319
M3 Inc	14,700	570	MAN SE	2,436	278
Rakuten Inc	64,400	586	Metso OYJ	7,791	249
SBI Holdings Inc/Japan	14,090	322	Mitsubishi Heavy Industries Ltd	22,200	903
SEEK Ltd	22,965	359	Nabtesco Corp	7,700	331
Start Today Co Ltd	13,000	336	Sumitomo Heavy Industries Ltd	8,000	312
Trend Micro Inc/Japan	8,200	462	Weir Group PLC/The	15,431	430
United Internet AG	8,499	576	Yaskawa Electric Corp	17,500	805
Yahoo Japan Corp	98,400	454			$13,588
		$4,714	Media - 0.69%
Investment Companies - 0.36%			Altice NV - A Shares (a)	37,428	357
Eurazeo SA	2,997	286	Axel Springer SE	3,356	302
EXOR NV	7,494	544	ITV PLC	250,289	549
Groupe Bruxelles Lambert SA	5,575	636	Pearson PLC	55,747	561
Investor AB	31,468	1,413	ProSiebenSat.1 Media SE	16,098	637
Kinnevik AB	16,187	591	RTL Group SA	2,675	234
L E Lundbergforetagen AB	2,627	196	Schibsted ASA - B Shares	6,771	165

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas Services - 0.04%
Singapore Press Holdings Ltd	110,600	$216	John Wood Group PLC	46,678	$389
Sky PLC	71,256	1,316
Telenet Group Holding NV (a)	3,647	250	Packaging & Containers - 0.09%
Vivendi SA	71,378	1,835	Amcor Ltd/Australia	80,012	858
Wolters Kluwer NV	20,055	1,016	Toyo Seikan Group Holdings Ltd	11,300	167
		$7,438			$1,025
Metal Fabrication & Hardware - 0.20%			Pharmaceuticals - 6.85%
Maruichi Steel Tube Ltd	3,800	119	Alfresa Holdings Corp	13,000	291
MISUMI Group Inc	19,500	561	Astellas Pharma Inc	142,900	2,099
NSK Ltd	26,700	396	AstraZeneca PLC	87,448	5,724
SKF AB	26,097	545	Bayer AG	57,131	6,667
Tenaris SA	32,624	563	Chugai Pharmaceutical Co Ltd	15,500	799
		$2,184	Daiichi Sankyo Co Ltd	39,300	1,392
Mining - 2.46%			Eisai Co Ltd	18,500	979
Alumina Ltd	169,112	289	GlaxoSmithKline PLC	339,797	6,094
Anglo American PLC	92,187	2,233	Grifols SA	20,608	563
Antofagasta PLC	27,244	324	Hisamitsu Pharmaceutical Co Inc	4,300	309
BHP Billiton Ltd	221,882	5,210	Ipsen SA	2,602	381
BHP Billiton PLC	145,914	2,962	Kyowa Hakko Kirin Co Ltd	18,000	377
Boliden AB	18,897	668	Medipal Holdings Corp	11,800	240
Fresnillo PLC	15,273	255	Merck KGaA	8,930	890
Glencore PLC (a)	845,299	4,445	Mitsubishi Tanabe Pharma Corp	15,600	332
Mitsubishi Materials Corp	7,700	240	Novartis AG	153,669	12,819
Newcrest Mining Ltd	52,997	870	Novo Nordisk A/S	128,806	6,663
Norsk Hydro ASA	92,910	624	Ono Pharmaceutical Co Ltd	28,200	821
Randgold Resources Ltd	6,505	525	Orion Oyj	7,195	234
Rio Tinto Ltd	28,490	1,766	Otsuka Holdings Co Ltd	27,000	1,354
Rio Tinto PLC	83,749	4,490	Recordati SpA	7,225	258
South32 Ltd	358,451	905	Roche Holding AG	48,539	11,212
Sumitomo Metal Mining Co Ltd	17,100	794	Sanofi	78,497	6,197
		$26,600	Santen Pharmaceutical Co Ltd	25,300	403
Miscellaneous Manufacturers - 1.19%			Shionogi & Co Ltd	20,500	1,067
Alfa Laval AB	20,285	487	Sumitomo Dainippon Pharma Co Ltd	11,000	167
Alstom SA	10,647	448	Suzuken Co Ltd/Aichi Japan	4,900	200
FUJIFILM Holdings Corp	28,500	1,188	Taisho Pharmaceutical Holdings Co Ltd	2,100	191
IMI PLC	18,790	316	Takeda Pharmaceutical Co Ltd	49,200	2,790
Nikon Corp	23,600	479	Teva Pharmaceutical Industries Ltd ADR	63,123	1,182
Orica Ltd	26,049	373	UCB SA	8,735	722
Siemens AG	52,853	6,926	Vifor Pharma AG	3,370	473
Smiths Group PLC	27,333	597			$73,890
Toshiba Corp (a)	451,000	1,338	Pipelines - 0.06%
Wartsila OYJ Abp	10,220	719	APA Group	76,984	475
			APA Group - Rights (a)	4,528	1
		$12,871
Office & Business Equipment - 0.37%			Koninklijke Vopak NV	4,859	228
Canon Inc	73,700	2,809			$704
Konica Minolta Inc	33,000	303	Private Equity - 0.08%
Ricoh Co Ltd	48,900	525	3i Group PLC	67,210	865
Seiko Epson Corp	19,400	370
		$4,007	Real Estate - 1.61%
Oil & Gas - 4.73%			Aeon Mall Co Ltd	7,750	161
BP PLC	1,366,696	8,883	Azrieli Group Ltd	2,933	144
Caltex Australia Ltd	18,019	489	CapitaLand Ltd	177,300	482
DCC PLC	6,155	560	CK Asset Holdings Ltd	178,632	1,535
Eni SpA	175,749	2,918	Daito Trust Construction Co Ltd	4,800	795
Galp Energia SGPS SA	34,631	624	Deutsche Wohnen SE	24,503	1,010
Idemitsu Kosan Co Ltd	9,400	357	Hang Lung Group Ltd	60,000	203
Inpex Corp	65,700	786	Hang Lung Properties Ltd	140,000	333
JXTG Holdings Inc	213,030	1,278	Henderson Land Development Co Ltd	82,192	531
Lundin Petroleum AB	12,934	302	Hongkong Land Holdings Ltd	81,273	558
Neste Oyj	8,858	649	Hulic Co Ltd	20,600	229
Oil Search Ltd	94,736	548	Hysan Development Co Ltd	43,000	249
OMV AG	10,175	579	Kerry Properties Ltd	45,000	203
Repsol SA	86,581	1,538	Mitsubishi Estate Co Ltd	86,400	1,506
Royal Dutch Shell PLC - A Shares	313,923	9,914	Mitsui Fudosan Co Ltd	61,700	1,476
Royal Dutch Shell PLC - B Shares	258,760	8,208	New World Development Co Ltd	406,000	614
Santos Ltd (a)	129,530	496	Nomura Real Estate Holdings Inc	8,600	207
Showa Shell Sekiyu KK	13,100	168	REA Group Ltd	3,640	217
Statoil ASA	79,923	1,819	Sino Land Co Ltd	215,073	379
TOTAL SA	165,935	9,438	Sumitomo Realty & Development Co Ltd	25,000	905
Woodside Petroleum Ltd	64,659	1,443	Sun Hung Kai Properties Ltd	100,000	1,659
Woodside Petroleum Ltd - Rights (a)	6,466	11	Swire Properties Ltd	81,000	276
			Swiss Prime Site AG (a)	4,940	461
		$51,008
			Tokyo Tatemono Co Ltd	14,300	221

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate (continued)			Retail (continued)
Tokyu Fudosan Holdings Corp	35,400	$260	Zalando SE (a),(b)	7,692	$438
UOL Group Ltd	34,800	222			$20,234
Vonovia SE	33,514	1,528	Semiconductors - 1.42%
Wharf Real Estate Investment Co Ltd (a)	84,000	571	ASM Pacific Technology Ltd	21,100	300
Wheelock & Co Ltd	56,000	406	ASML Holding NV	26,829	5,232
		$17,341	Infineon Technologies AG	78,469	2,124
REITs - 1.45%			NXP Semiconductors NV (a)	23,420	2,920
Ascendas Real Estate Investment Trust	171,950	342	Renesas Electronics Corp (a)	46,000	526
British Land Co PLC/The	65,902	567	Rohm Co Ltd	6,500	683
CapitaLand Commercial Trust	173,900	226	STMicroelectronics NV	44,035	1,001
CapitaLand Mall Trust	171,500	261	SUMCO Corp	16,100	426
Daiwa House REIT Investment Corp	101	243	Tokyo Electron Ltd	10,900	2,130
Dexus	70,289	505			$15,342
Fonciere Des Regions	2,298	240	Shipbuilding - 0.02%
Gecina SA	3,377	591	Yangzijiang Shipbuilding Holdings Ltd	164,700	186
Goodman Group	124,408	787
GPT Group/The	124,467	457	Software - 1.27%
Hammerson PLC	54,800	336	Amadeus IT Group SA	30,318	2,226
ICADE	2,305	223	Dassault Systemes SE	8,955	1,155
Japan Prime Realty Investment Corp	57	196	DeNA Co Ltd	7,200	131
Japan Real Estate Investment Corp	86	446	Konami Holdings Corp	6,400	337
Japan Retail Fund Investment Corp	186	357	Micro Focus International PLC	30,054	848
Klepierre SA	15,203	626	Mixi Inc	3,000	121
Land Securities Group PLC	51,216	651	Nexon Co Ltd (a)	13,700	494
Link REIT	152,500	1,296	Oracle Corp Japan	2,600	201
Mirvac Group	256,366	420	Sage Group PLC/The	74,668	708
Nippon Building Fund Inc	93	505	SAP SE	67,899	7,086
Nippon Prologis REIT Inc	129	292	Ubisoft Entertainment SA (a)	4,244	349
Nomura Real Estate Master Fund Inc	262	359			$13,656
Scentre Group	367,833	1,092	Telecommunications - 4.10%
Segro PLC	69,052	542	1&1 Drillisch AG	3,664	282
Stockland	167,078	522	Bezeq The Israeli Telecommunication Corp	143,290	219
Suntec Real Estate Investment Trust	173,800	258	Ltd
Unibail-Rodamco SE	6,901	1,606	BT Group PLC	582,392	1,922
United Urban Investment Corp	212	335	Deutsche Telekom AG	230,264	3,700
Vicinity Centres	227,331	436	Elisa OYJ	9,827	422
Westfield Corp	136,388	925	Eutelsat Communications SA	12,062	282
		$15,642	Hikari Tsushin Inc	1,400	201
Retail - 1.87%			HKT Trust & HKT Ltd	260,980	333
ABC-Mart Inc	2,200	139	KDDI Corp	125,200	3,075
Aeon Co Ltd	42,100	709	Koninklijke KPN NV	232,263	727
Cie Financiere Richemont SA	36,064	3,163	Millicom International Cellular SA	4,569	304
Domino's Pizza Enterprises Ltd	4,299	131	Nice Ltd (a)	4,170	403
Don Quijote Holdings Co Ltd	8,200	459	Nippon Telegraph & Telephone Corp	47,800	2,220
Dufry AG (a)	2,421	347	Nokia OYJ	403,203	2,350
FamilyMart UNY Holdings Co Ltd	5,700	430	NTT DOCOMO Inc	94,300	2,412
Fast Retailing Co Ltd	3,700	1,459	Orange SA	137,829	2,332
Harvey Norman Holdings Ltd	38,449	119	PCCW Ltd	292,000	166
Hennes & Mauritz AB	65,593	1,082	Proximus SADP	10,509	337
HUGO BOSS AG	4,379	390	SES SA	25,167	401
Industria de Diseno Textil SA	75,361	2,282	Singapore Telecommunications Ltd	564,100	1,432
Isetan Mitsukoshi Holdings Ltd	23,300	273	SoftBank Group Corp	57,100	4,705
J Front Retailing Co Ltd	16,700	302	Spark New Zealand Ltd	126,624	306
Kingfisher PLC	149,677	737	StarHub Ltd	41,900	79
Lagardere SCA	8,155	239	Swisscom AG	1,791	967
Lawson Inc	3,400	222	TDC A/S	56,098	457
Luxottica Group SpA	11,727	703	Tele2 AB	24,985	296
Marks & Spencer Group PLC	112,247	455	Telecom Italia SpA/Milano (a)	787,734	707
Marui Group Co Ltd	13,800	264	Telecom Italia SpA/Milano	416,431	317
McDonald's Holdings Co Japan Ltd	4,500	201	Telefonaktiebolaget LM Ericsson	212,259	1,420
Next PLC	10,160	678	Telefonica Deutschland Holding AG	51,376	236
Nitori Holdings Co Ltd	5,500	923	Telefonica SA	322,800	3,133
Pandora A/S	7,386	770	Telenor ASA	51,865	1,164
Ryohin Keikaku Co Ltd	1,600	548	Telia Co AB	194,440	918
Shimamura Co Ltd	1,500	178	Telstra Corp Ltd	287,580	742
Sundrug Co Ltd	5,100	235	TPG Telecom Ltd	25,554	120
Swatch Group AG/The	3,857	308	Vodafone Group PLC	1,842,359	5,151
Swatch Group AG/The	2,131	898			$44,238
Takashimaya Co Ltd	20,000	203	Toys, Games & Hobbies - 0.37%
Tsuruha Holdings Inc	2,500	362	Bandai Namco Holdings Inc	13,800	446
USS Co Ltd	15,200	312	Nintendo Co Ltd	7,900	3,601
Yamada Denki Co Ltd	43,500	275			$4,047

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	(d)	Fair value of these investments is determined in good faith by the Manager
Transportation - 1.72%				under procedures established and periodically reviewed by the Board of
AP Moller - Maersk A/S		453	$736	Directors. Certain inputs used in the valuation may be unobservable;
AP Moller - Maersk A/S		260	406	however, each security is evaluated individually for purposes of ASC 820
Aurizon Holdings Ltd		139,150	490	which results in not all securities being identified as Level 3 of the fair
Central Japan Railway Co		10,000	1,857	value hierarchy. At the end of the period, the fair value of these securities
ComfortDelGro Corp Ltd		149,300	228	totaled $0 or 0.00% of net assets.
Deutsche Post AG		67,077	3,060	(e)	Affiliated Security. Security is either an affiliate (and registered under the
DSV A/S		13,127	1,028	Investment Company Act of 1940) or an affiliate as defined by the
East Japan Railway Co		22,700	2,130	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Hankyu Hanshin Holdings Inc		16,700	622	outstanding voting shares of the security). Please see affiliated sub-
Kamigumi Co Ltd		8,000	175	schedule for transactional information.
Keihan Holdings Co Ltd		6,600	206
Keikyu Corp		16,200	289
Keio Corp		8,000	349
Keisei Electric Railway Co Ltd		9,500	310	Portfolio Summary (unaudited)
Kintetsu Group Holdings Co Ltd		12,500	480	Country	Percent
Kuehne + Nagel International AG		3,732	609	Japan	23.67%
Kyushu Railway Co		11,000	338	United Kingdom	14.23%
Mitsui OSK Lines Ltd		7,900	246	France	10.06%
MTR Corp Ltd		103,500	546	Germany	9.25%
Nagoya Railroad Co Ltd		12,800	326	Switzerland	8.16%
Nippon Express Co Ltd		5,500	368	Australia	6.57%
Nippon Yusen KK		11,100	240	Netherlands	4.44%
Odakyu Electric Railway Co Ltd		20,400	414	United States	4.17%
Royal Mail PLC		62,178	479	Hong Kong	3.33%
Seibu Holdings Inc		15,300	260	Spain	3.05%
Tobu Railway Co Ltd		13,400	413	Sweden	2.55%
Tokyu Corp		36,700	585	Italy	2.00%
West Japan Railway Co		11,400	790	Denmark	1.77%
Yamato Holdings Co Ltd		24,200	602	Singapore	1.26%
			$18,582	Belgium	1.08%
Water - 0.18%				Finland	0.97%
Severn Trent PLC		16,320	382	Norway	0.66%
Suez		25,426	349	Ireland	0.56%
United Utilities Group PLC		47,109	431	Israel	0.46%
Veolia Environnement SA		33,083	804	Luxembourg	0.32%
				Austria	0.26%
			$1,966	New Zealand	0.17%
TOTAL COMMON STOCKS			$1,026,798	Portugal	0.14%
INVESTMENT COMPANIES - 3.84%		Shares Held	Value (000's)	Macao	0.14%
Exchange Traded Funds - 3.62%				South Africa	0.12%
iShares MSCI EAFE ETF		555,003	39,000	China	0.05%
				Jersey, Channel Islands	0.05%
Money Market Funds - 0.22%				Chile	0.03%
Principal Government Money Market Fund (e)		2,386,999	2,387
				Mexico	0.02%
				Other Assets and Liabilities	0.46%
TOTAL INVESTMENT COMPANIES			$41,387	TOTAL NET ASSETS	100.00%
PREFERRED STOCKS - 0.54%		Shares Held	Value (000's)
Automobile Manufacturers - 0.34%
Bayerische Motoren Werke AG	3.52%	3,809	$344
Porsche Automobil Holding SE	1.01%	10,581	881
Volkswagen AG 3.96%		12,823	2,495
			$3,720
Automobile Parts & Equipment - 0.02%
Schaeffler AG 0.50%		11,469	186

Chemicals - 0.03%
FUCHS PETROLUB SE 0.91%		4,802	272

Consumer Products - 0.15%
Henkel AG & Co KGaA 1.79%		12,311	1,633

TOTAL PREFERRED STOCKS			$5,811
Total Investments			$1,073,996
Other Assets and Liabilities - 0.46%			$4,964
TOTAL NET ASSETS - 100.00%			$1,078,960

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,156 or 0.66% of net assets.
(c)	The value of these investments was determined using significant unobservable inputs.

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases			Sales		February 28, 2018
	Value			Cost		Proceeds		Value
Principal Government Money Market Fund		$—		$54,238		$51,851		$2,387
		$—		$54,238		$51,851		$2,387

	Realized Gain/Loss				Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$10		$—				$—	$—
	$10		$—				$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2018	Long		19		$1,935			$19
Total								$19

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
International Small Company Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 98.01%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.43%			Diversified Financial Services (continued)
Stroeer SE & Co KGaA	61,044	$4,328	Euronext NV (b)	59,529	$4,141
			Fuyo General Lease Co Ltd	54,500	3,633
Airlines - 0.73%			Mebuki Financial Group Inc	1,514,510	6,071
Air Canada (a)	182,400	3,847	Paragon Banking Group PLC	208,380	1,391
Wizz Air Holdings Plc (a),(b)	70,687	3,509	TP ICAP PLC	767,225	5,652
		$7,356	Zenkoku Hosho Co Ltd	104,900	4,624
Apparel - 1.89%					$35,846
boohoo.com plc (a)	1,931,969	4,913	Electric - 1.07%
Moncler SpA	256,891	8,915	Hera SpA	1,178,260	4,008
Puma SE	12,061	5,284	Iren SpA	2,288,629	6,783
		$19,112			$10,791
Automobile Manufacturers - 0.91%			Electrical Components & Equipment - 1.74%
New Flyer Industries Inc	193,000	8,570	Fujikura Ltd	658,300	4,803
Shinmaywa Industries Ltd	73,200	635	Furukawa Electric Co Ltd	100,000	5,449
		$9,205	Philips Lighting NV (b)	185,229	7,338
Automobile Parts & Equipment - 4.53%					$17,590
Cie Plastic Omnium SA	143,791	6,735	Electronics - 3.07%
Daikyonishikawa Corp	263,300	4,491	Alps Electric Co Ltd	167,800	4,574
FCC Co Ltd	185,700	5,238	CMK Corp	391,400	3,382
Georg Fischer AG	6,400	9,368	Eizo Corp	74,100	3,544
Rheinmetall AG	70,082	9,253	Maxell Holdings Ltd	212,100	4,287
Toyo Tire & Rubber Co Ltd	271,900	5,034	Mycronic AB	268,094	3,370
Toyota Boshoku Corp	267,700	5,708	Orbotech Ltd (a)	115,332	6,339
		$45,827	SCREEN Holdings Co Ltd	37,500	3,477
Banks - 3.03%			Sumida Corp	128,400	2,066
77 Bank Ltd/The	218,100	5,431			$31,039
Aareal Bank AG	150,495	7,320	Engineering & Construction - 3.03%
Israel Discount Bank Ltd (a)	2,004,274	5,747	Cie d'Entreprises CFE	3,113	421
Mediobanca Banca di Credito Finanziario SpA	574,169	6,852	Downer EDI Ltd	1,072,774	5,723
Mizrahi Tefahot Bank Ltd	287,916	5,307	KAWADA TECHNOLOGIES Inc	35,200	1,932
		$30,657	Kyowa Exeo Corp	193,400	5,138
Beverages - 1.26%			Kyudenko Corp	105,800	4,894
Coca-Cola Bottlers Japan Holdings Inc	166,800	6,315	Maeda Corp	372,800	4,464
Royal Unibrew A/S	105,299	6,461	Toda Corp	664,000	5,059
		$12,776	Yokogawa Bridge Holdings Corp	122,500	2,957
Biotechnology - 0.58%					$30,588
Abcam PLC	335,323	5,858	Entertainment - 2.23%
			GVC Holdings PLC	540,325	6,612
Building Materials - 2.09%			Stars Group Inc/The (a)	314,200	8,644
Buzzi Unicem SpA	251,855	6,189	William Hill PLC	1,624,355	7,304
Ibstock PLC (b)	742,531	2,671			$22,560
Nichiha Corp	72,900	2,863	Food - 3.22%
Xinyi Glass Holdings Ltd	6,046,000	9,346	Ebro Foods SA	194,431	4,885
		$21,069	Empire Co Ltd	306,100	5,668
Chemicals - 3.28%			Greencore Group PLC	1,092,019	2,659
Denka Co Ltd	135,900	4,971	Greenyard NV	91,432	2,091
DIC Corp	131,300	4,685	Morinaga Milk Industry Co Ltd	107,100	4,314
Showa Denko KK	179,700	8,769	Nichirei Corp	189,500	4,819
Tosoh Corp	181,700	3,756	Sonae SGPS SA	1,527,772	2,235
Wacker Chemie AG	35,397	6,004	SSP Group Plc	714,293	5,905
Zeon Corp	332,400	4,967			$32,576
		$33,152	Forest Products & Paper - 1.86%
Commercial Services - 3.10%			Cascades Inc	262,900	3,255
Hays PLC	2,936,372	7,812	Smurfit Kappa Group PLC	243,700	8,479
Kanamoto Co Ltd	155,600	4,892	Sumitomo Forestry Co Ltd	426,500	7,111
Loomis AB	172,862	6,282			$18,845
Rentokil Initial PLC	1,897,212	7,546	Gas - 0.70%
Societa Iniziative Autostradali e Servizi SpA	278,752	4,795	Rubis SCA	99,357	7,109
		$31,327
Computers - 2.73%			Healthcare - Products - 1.18%
Bechtle AG	45,072	3,828	Carl Zeiss Meditec AG	80,679	4,972
DTS Corp	129,800	4,665	Japan Lifeline Co Ltd	141,200	4,544
MCJ Co Ltd	350,700	4,704	Paramount Bed Holdings Co Ltd	47,200	2,432
S&T AG	225,400	5,644			$11,948
Sopra Steria Group	24,768	4,810	Healthcare - Services - 1.79%
Teleperformance	27,932	3,978	NMC Health PLC	126,461	5,952
		$27,629	Orpea	57,313	6,879
Distribution & Wholesale - 0.52%			UDG Healthcare PLC	461,207	5,280
Inchcape PLC	562,237	5,238			$18,111
			Holding Companies - Diversified - 1.23%
Diversified Financial Services - 3.55%			Melco International Development Ltd	1,742,000	4,832
Anima Holding SpA (b)	794,513	6,003
Burford Capital Ltd	303,037	4,331

See accompanying notes.

     Schedule of Investments International Small Company Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Holding Companies - Diversified (continued)			Pharmaceuticals (continued)
Seven Group Holdings Ltd	540,413	$7,638	Clinigen Group Plc	261,691	$3,315
		$12,470	Dechra Pharmaceuticals PLC	100,029	3,447
Home Builders - 1.94%			Nippon Shinyaku Co Ltd	72,000	4,014
Bellway PLC	148,198	6,317	Recordati SpA	119,153	4,260
Haseko Corp	543,200	7,956	Sawai Pharmaceutical Co Ltd	100,100	4,629
Redrow PLC	656,002	5,295	Tsumura & Co	111,200	3,708
		$19,568			$29,581
Insurance - 1.70%			Private Equity - 1.50%
ASR Nederland NV	229,979	10,344	Intermediate Capital Group PLC	629,363	9,104
Beazley PLC	640,671	4,555	Jafco Co Ltd	121,000	6,047
Hastings Group Holdings PLC (b)	521,588	2,230			$15,151
		$17,129	Real Estate - 5.80%
Internet - 2.39%			ADO Properties SA (b)	64,546	3,354
ASOS PLC (a)	43,428	4,410	BUWOG AG (a)	151,025	5,313
Just Eat PLC (a)	573,157	6,887	CA Immobilien Anlagen AG	100,178	2,934
Rightmove PLC	115,754	6,794	Castellum AB	465,365	7,326
Wix.com Ltd (a)	80,518	6,043	Entra ASA (b)	178,437	2,468
		$24,134	Hemfosa Fastigheter AB	430,972	5,068
Leisure Products & Services - 0.63%			Hysan Development Co Ltd	944,000	5,455
Koshidaka Holdings Co Ltd	96,000	6,385	LEG Immobilien AG	62,659	6,505
			Nexity SA (a)	62,816	3,924
Machinery - Diversified - 5.05%			Open House Co Ltd	104,600	6,273
Bucher Industries AG	13,460	5,652	TLG Immobilien AG	141,834	3,780
Deutz AG	503,668	4,681	UOL Group Ltd	967,900	6,175
Duerr AG	48,217	5,897			$58,575
Ebara Corp	115,500	4,263	REITs - 5.01%
Juki Corp	215,900	3,404	Allied Properties Real Estate Investment Trust	107,259	3,466
Makino Milling Machine Co Ltd	561,000	5,645	Canadian Apartment Properties REIT	141,100	3,865
Pfeiffer Vacuum Technology AG	29,087	5,176	Dream Global Real Estate Investment Trust	282,200	2,714
Sumitomo Heavy Industries Ltd	123,000	4,792	Fonciere Des Regions	61,806	6,448
Toromont Industries Ltd	85,804	3,852	GPT Group/The	1,452,682	5,331
Valmet OYJ	359,232	7,680	H&R Real Estate Investment Trust	293,600	4,571
		$51,042	ICADE	51,166	4,948
Metal Fabrication & Hardware - 0.30%			Investa Office Fund	1,395,456	4,560
Aurubis AG	36,122	3,026	Kenedix Office Investment Corp	789	4,989
			Mapletree Commercial Trust	5,124,258	6,069
Mining - 2.87%			MCUBS MidCity Investment Corp	4,823	3,627
Alumina Ltd	1,445,770	2,470			$50,588
Detour Gold Corp (a)	360,090	3,283	Retail - 4.47%
KAZ Minerals PLC (a)	304,094	3,549	Autogrill SpA	367,138	4,574
Kirkland Lake Gold Ltd	404,901	6,355	B&M European Value Retail SA	1,384,985	7,836
Mitsui Mining & Smelting Co Ltd	109,700	5,456	Conviviality PLC	473,408	1,868
Northern Star Resources Ltd	941,553	4,571	JD Sports Fashion PLC	1,065,655	5,595
OceanaGold Corp	1,259,073	3,356	K's Holdings Corp	275,000	7,645
		$29,040	Matsumotokiyoshi Holdings Co Ltd	152,600	6,419
Miscellaneous Manufacturers - 2.31%			Sogo Medical Co Ltd	31,300	1,835
Aalberts Industries NV	183,705	9,190	Tsuruha Holdings Inc	27,000	3,909
Fenner PLC	467,058	3,049	Valora Holding AG	15,120	5,481
Hill & Smith Holdings PLC	94,745	1,571			$45,162
Towa Corp	245,000	3,834	Semiconductors - 2.77%
Trelleborg AB	51,898	1,326	IQE PLC (a)	3,807,028	6,656
Vesuvius PLC	546,238	4,415	Siltronic AG (a)	47,669	6,955
		$23,385	SOITEC (a)	70,789	5,543
Oil & Gas - 3.50%			Tower Semiconductor Ltd (a)	122,777	3,563
Aker BP ASA	254,383	6,242	Ulvac Inc	86,700	5,287
Cairn Energy PLC (a)	1,132,403	2,890			$28,004
Cosmo Energy Holdings Co Ltd	99,900	3,463	Software - 1.03%
DCC PLC	57,912	5,271	Kinaxis Inc (a)	89,500	6,063
Enerplus Corp	608,400	6,728	Open Text Corp	125,100	4,392
Parex Resources Inc (a)	333,067	4,644			$10,455
Premier Oil PLC (a)	1,993,535	1,949	Telecommunications - 0.56%
Whitecap Resources Inc	711,119	4,184	Spark New Zealand Ltd	2,346,546	5,670
		$35,371
Oil & Gas Services - 0.85%			Transportation - 1.50%
CES Energy Solutions Corp	483,605	2,091	National Express Group PLC	966,252	4,643
Subsea 7 SA	437,307	6,494	Seino Holdings Co Ltd	325,000	5,523
		$8,585	TFI International Inc	198,100	5,036
Packaging & Containers - 1.15%					$15,202
DS Smith PLC	1,066,921	6,997	TOTAL COMMON STOCKS		$990,634
RPC Group PLC	415,420	4,577
		$11,574
Pharmaceuticals - 2.93%
Amplifon SpA	390,683	6,208

See accompanying notes.

		Schedule of Investments
		International Small Company Fund
		February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 1.57%	Shares Held	Value (000's)
Money Market Funds - 1.57%
Principal Government Money Market Fund (c)	15,898,290	$15,898

TOTAL INVESTMENT COMPANIES		$15,898
PREFERRED STOCKS - 0.23%	Shares Held	Value (000's)
Electronics - 0.23%
Sartorius AG 0.51%	16,979	$2,289

TOTAL PREFERRED STOCKS		$2,289
Total Investments		$1,008,821
Other Assets and Liabilities - 0.19%		$1,939
TOTAL NET ASSETS - 100.00%		$1,010,760

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $31,714 or 3.14% of net assets.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Country		Percent
Japan		27.68%
United Kingdom		15.92%
Canada		9.03%
Germany		8.16%
Italy		5.79%
France		4.99%
Australia		3.32%
Netherlands		3.08%
Israel		2.67%
Switzerland		2.38%
Sweden		2.31%
Ireland		2.14%
United States		2.00%
Hong Kong		1.95%
Austria		1.38%
Singapore		1.21%
Norway		0.87%
Luxembourg		0.78%
Finland		0.76%
Isle of Man		0.65%
Denmark		0.64%
United Arab Emirates		0.59%
New Zealand		0.56%
Spain		0.48%
Belgium		0.25%
Portugal		0.22%
Other Assets and Liabilities		0.19%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$67,426	$51,528		$15,898
		$—		$67,426	$51,528		$15,898

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	37		$—			$—	$—
	$37		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 80.81%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.18%			Banks (continued)
Hakuhodo DY Holdings Inc	1,300	$19	Danske Bank A/S	61,410	$2,465
Interpublic Group of Cos Inc/The (a)	8,996	210	DNB ASA	60,240	1,182
Omnicom Group Inc (a)	5,428	414	Erste Group Bank AG	13,916	708
		$643	Gunma Bank Ltd/The	10,700	65
Aerospace & Defense - 2.77%			Hiroshima Bank Ltd/The	2,400	19
Airbus SE	32,326	3,869	Intesa Sanpaolo SpA	132,774	498
Arconic Inc	10,711	261	JPMorgan Chase & Co (a)	19,155	2,213
Boeing Co/The	4,764	1,726	Jyske Bank A/S	350	21
General Dynamics Corp (a)	6,950	1,546	KeyCorp (a)	5,910	125
Harris Corp (a)	275	43	M&T Bank Corp (a)	274	52
L3 Technologies Inc	178	37	Mediobanca Banca di Credito Finanziario SpA	86,560	1,033
Northrop Grumman Corp	398	139	Morgan Stanley (a)	4,270	239
Raytheon Co (a)	6,741	1,466	Northern Trust Corp (a)	1,550	164
Rockwell Collins Inc	373	51	PNC Financial Services Group Inc/The	1,082	171
TransDigm Group Inc (a)	1,206	348	Raiffeisen Bank International AG (b)	20,750	804
United Technologies Corp	3,682	496	Regions Financial Corp	41,670	809
		$9,982	Resona Holdings Inc	2,800	16
Agriculture - 0.76%			State Street Corp	841	89
Altria Group Inc (a)	22,033	1,387	SunTrust Banks Inc (a)	1,063	74
Japan Tobacco Inc	3,700	105	UBS Group AG (b)	57,309	1,086
Philip Morris International Inc	5,901	611	Wells Fargo & Co	7,276	425
Swedish Match AB	15,126	643	Western Alliance Bancorp (b)	4,372	256
		$2,746	Yamaguchi Financial Group Inc	2,000	24
Airlines - 0.43%					$16,430
Alaska Air Group Inc (a)	2,879	186	Beverages - 1.07%
ANA Holdings Inc	5,800	232	Asahi Group Holdings Ltd	2,900	148
Delta Air Lines Inc (a)	5,223	282	Carlsberg A/S	1,536	188
Japan Airlines Co Ltd (a)	23,000	877	Coca-Cola Co/The	10,073	435
			Constellation Brands Inc (a)	8,744	1,884
		$1,577	Dr Pepper Snapple Group Inc (a)	4,164	484
Apparel - 0.99%
Adidas AG	5,748	1,274	Molson Coors Brewing Co	492	38
Canada Goose Holdings Inc (b)	5,533	175	PepsiCo Inc (a)	6,310	692
Hanesbrands Inc (a)	8,427	163			$3,869
Michael Kors Holdings Ltd (a),(b)	4,301	271	Biotechnology - 1.92%
Moncler SpA (a)	22,947	796	Amgen Inc (a)	9,394	1,726
Ralph Lauren Corp (a)	2,124	225	Biogen Inc (a),(b)	4,947	1,430
Under Armour Inc - Class C (b)	1,011	15	Celgene Corp (b)	16,364	1,426
VF Corp	9,181	685	Gilead Sciences Inc (a)	23,613	1,859
		$3,604	H Lundbeck A/S	8,425	441
Automobile Manufacturers - 1.16%					$6,882
Daimler AG	11,495	982	Building Materials - 0.24%
Fiat Chrysler Automobiles NV (b)	60,718	1,281	Asahi Glass Co Ltd	900	37
General Motors Co	9,547	376	Fortune Brands Home & Security Inc (a)	3,553	215
Hino Motors Ltd	2,800	37	Johnson Controls International plc	7,569	279
Isuzu Motors Ltd	5,500	86	Masco Corp (a)	7,283	299
PACCAR Inc	716	51	Taiheiyo Cement Corp	1,000	37
Suzuki Motor Corp	1,700	97			$867
Volvo AB - B Shares	68,368	1,285	Chemicals - 4.91%
		$4,195	Air Products & Chemicals Inc (a)	3,460	556
Automobile Parts & Equipment - 1.15%			Asahi Kasei Corp	7,400	95
Aisin Seiki Co Ltd	1,900	111	BASF SE	14,521	1,517
Aptiv PLC (a)	6,249	571	Brenntag AG	5,173	322
Autoliv Inc	6,345	912	Daicel Corp	8,400	96
BorgWarner Inc (a)	4,933	242	Eastman Chemical Co (a)	1,803	182
Bridgestone Corp	600	27	Hitachi Chemical Co Ltd	1,700	38
Goodyear Tire & Rubber Co/The (a)	5,620	163	JSR Corp	3,000	72
JTEKT Corp	9,800	151	Koninklijke DSM NV	12,705	1,312
Koito Manufacturing Co Ltd	800	55	Kuraray Co Ltd	800	14
NHK Spring Co Ltd	20,800	218	LyondellBasell Industries NV (a)	10,409	1,126
NOK Corp	4,200	89	Mitsubishi Gas Chemical Co Inc	15,100	374
Rheinmetall AG	9,861	1,302	Mitsui Chemicals Inc	5,700	173
Stanley Electric Co Ltd	700	27	Monsanto Co	9,476	1,169
Toyota Boshoku Corp	12,400	264	Nitto Denko Corp	400	33
			PPG Industries Inc (a)	13,262	1,492
		$4,132
Banks - 4.57%			Praxair Inc	656	98
Aozora Bank Ltd	500	20	Sherwin-Williams Co/The	18,505	7,431
Bank of America Corp (a)	91,493	2,937	Sumitomo Chemical Co Ltd	12,000	74
			Tosoh Corp (a)	30,300	626
Bank of New York Mellon Corp/The	2,319	132
BB&T Corp	1,789	97	Umicore SA	15,126	853
Capital One Financial Corp (a)	1,097	107			$17,653
Citigroup Inc (a)	5,915	446	Commercial Services - 1.33%
Citizens Financial Group Inc (a)	3,386	147	Cintas Corp	2,388	407
Comerica Inc	57	6	Ecolab Inc	662	86

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Equifax Inc	274	$31	Nasdaq Inc (a)	3,876	$313
H&R Block Inc	478	12	OM Asset Management PLC	32,448	497
ISS A/S	2,123	77	ORIX Corp	2,400	42
KAR Auction Services Inc (a)	17,022	921	Raymond James Financial Inc	334	31
Moody's Corp	2,376	396	Synchrony Financial (a)	4,202	153
Nielsen Holdings PLC (a)	8,330	272	T Rowe Price Group Inc (a)	5,737	642
Persol Holdings Co Ltd	10,900	279	Visa Inc (a)	8,939	1,099
Randstad Holding NV	9,378	668			$9,666
Robert Half International Inc	2,404	137	Electric - 1.54%
S&P Global Inc	1,935	371	A2A SpA (a)	291,241	515
SGS SA	333	845	AES Corp/VA	1,511	16
Toppan Printing Co Ltd	2,000	17	CenterPoint Energy Inc	342	9
Total System Services Inc (a)	3,146	277	Consolidated Edison Inc	709	53
		$4,796	Duke Energy Corp	9,838	741
Computers - 4.18%			Enel SpA (a)	183,839	1,067
Accenture PLC - Class A (a)	6,281	1,011	Exelon Corp	2,195	81
Apple Inc (a)	23,651	4,213	FirstEnergy Corp (a)	10,423	337
Cognizant Technology Solutions Corp	1,345	110	Hera SpA (a)	70,992	242
CSRA Inc	212	9	NextEra Energy Inc	8,244	1,254
DXC Technology Co (a)	6,682	685	NRG Energy Inc (a)	7,410	192
Fujitsu Ltd	22,000	131	Orsted A/S (c)	1,046	65
Hewlett Packard Enterprise Co (a)	25,396	472	Pinnacle West Capital Corp	256	20
HP Inc (a)	43,738	1,023	SCANA Corp	1,594	63
International Business Machines Corp (a)	26,643	4,152	Southern Co/The	15,442	665
Itochu Techno-Solutions Corp	7,200	294	Terna Rete Elettrica Nazionale SpA	26,405	146
Logitech International SA	12,005	471	Xcel Energy Inc	1,162	50
NetApp Inc (a)	27,725	1,679			$5,516
Nomura Research Institute Ltd	900	40	Electrical Components & Equipment - 0.49%
Obic Co Ltd	300	25	Acuity Brands Inc	742	106
Otsuka Corp	2,700	250	AMETEK Inc (a)	5,410	410
Seagate Technology PLC (a)	6,669	356	Brother Industries Ltd	6,300	157
Western Digital Corp	2,113	184	Emerson Electric Co (a)	14,842	1,055
		$15,105	Mabuchi Motor Co Ltd	1,100	56
Consumer Products - 0.12%					$1,784
Avery Dennison Corp (a)	2,062	244	Electronics - 0.60%
Church & Dwight Co Inc	1,958	96	Allegion PLC	796	67
Kimberly-Clark Corp	803	89	Amphenol Corp	732	67
		$429	FLIR Systems Inc	319	16
Cosmetics & Personal Care - 1.35%			Garmin Ltd	431	25
Beiersdorf AG	5,875	643	Honeywell International Inc (a)	8,555	1,293
Colgate-Palmolive Co	2,001	138	Hoya Corp	1,900	100
Estee Lauder Cos Inc/The (a)	11,708	1,621	Keyence Corp	100	60
Kao Corp	3,200	234	Kyocera Corp	1,200	71
Kose Corp	600	112	MINEBEA MITSUMI Inc	5,400	122
Lion Corp	5,800	108	Nippon Electric Glass Co Ltd	3,600	109
Pigeon Corp	500	20	Omron Corp	2,900	171
Pola Orbis Holdings Inc	9,500	398	Waters Corp (b)	181	37
Procter & Gamble Co/The (a)	18,931	1,486			$2,138
Shiseido Co Ltd	2,100	126	Energy - Alternate Sources - 0.05%
		$4,886	Vestas Wind Systems A/S	2,684	194
Distribution & Wholesale - 0.38%
ITOCHU Corp	2,800	54	Engineering & Construction - 0.92%
Marubeni Corp	49,300	375	Fraport AG Frankfurt Airport Services	7,865	803
Mitsubishi Corp (a)	10,700	300	Worldwide
Mitsui & Co Ltd	8,600	156	Jacobs Engineering Group Inc (a)	2,736	167
Sumitomo Corp	4,500	79	Kajima Corp (a)	70,000	666
Toyota Tsusho Corp	1,700	63	Obayashi Corp	52,100	588
WW Grainger Inc (a)	1,318	344	Shimizu Corp	18,700	174
		$1,371	Taisei Corp (a)	18,400	933
Diversified Financial Services - 2.68%					$3,331
Affiliated Managers Group Inc (a)	6,216	1,177	Entertainment - 0.16%
American Express Co	4,217	411	Genting Singapore PLC	155,100	135
BlackRock Inc (a)	3,768	2,070	Oriental Land Co Ltd/Japan	1,300	126
Cboe Global Markets Inc	258	29	Sega Sammy Holdings Inc	19,700	286
Charles Schwab Corp/The (a)	3,084	164	Toho Co Ltd/Tokyo	1,100	35
Discover Financial Services (a)	16,025	1,263			$582
E*TRADE Financial Corp (a),(b)	2,148	112	Environmental Control - 0.10%
Franklin Resources Inc (a)	12,927	500	Republic Services Inc	759	51
Intercontinental Exchange Inc	4,624	338	Waste Management Inc (a)	3,639	314
Invesco Ltd (a)	9,524	310			$365
Mastercard Inc (a)	2,479	436	Food - 0.88%
Mebuki Financial Group Inc	19,700	79	Campbell Soup Co (a)	7,044	303
			Conagra Brands Inc	2,254	82

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food (continued)			Insurance (continued)
Ezaki Glico Co Ltd	400	$20	Assicurazioni Generali SpA	1,902	$36
General Mills Inc	1,302	66	Berkshire Hathaway Inc - Class B (a),(b)	18,111	3,753
Hershey Co/The (a)	4,719	464	Brighthouse Financial Inc (b)	274	15
Hormel Foods Corp	2,033	66	Hartford Financial Services Group Inc/The (a)	1,184	63
JM Smucker Co/The	616	78	Loews Corp	760	38
Kellogg Co	790	52	Marsh & McLennan Cos Inc (a)	11,913	989
Kraft Heinz Co/The	3,705	248	Poste Italiane SpA (c)	3,136	27
Kroger Co/The	14,865	403	Progressive Corp/The (a)	10,062	579
McCormick & Co Inc/MD (a)	3,065	327	Swiss Life Holding AG (b)	1,885	681
MEIJI Holdings Co Ltd	1,000	73	Torchmark Corp	1,105	94
NH Foods Ltd	6,000	134	Travelers Cos Inc/The	622	86
Sysco Corp	1,193	71			$9,865
Toyo Suisan Kaisha Ltd	3,200	125	Internet - 2.16%
Tyson Foods Inc (a)	8,613	641	Alphabet Inc - A Shares (a),(b)	2,235	2,467
		$3,153	Amazon.com Inc (b)	32	48
Forest Products & Paper - 0.17%			Booking Holdings Inc (b)	1,159	2,358
International Paper Co (a)	9,608	573	eBay Inc (b)	2,355	101
Oji Holdings Corp	6,000	39	F5 Networks Inc (a),(b)	8,911	1,323
		$612	Facebook Inc (b)	5,299	945
Gas - 0.02%			Start Today Co Ltd (a)	21,200	548
Italgas SpA	8,601	46			$7,790
Osaka Gas Co Ltd	700	14	Iron & Steel - 0.45%
Tokyo Gas Co Ltd	500	12	ArcelorMittal (b)	18,756	637
		$72	JFE Holdings Inc (a)	20,600	474
Hand & Machine Tools - 0.90%			voestalpine AG	8,596	496
Fuji Electric Co Ltd	26,000	197			$1,607
Sandvik AB	70,485	1,305	Leisure Products & Services - 0.49%
SMC Corp/Japan (a)	1,700	709	Carnival Corp (a)	16,803	1,124
Snap-on Inc (a)	1,326	211	Royal Caribbean Cruises Ltd (a)	4,915	622
Stanley Black & Decker Inc (a)	3,513	559	Yamaha Motor Co Ltd	1,100	35
THK Co Ltd	5,800	250			$1,781
		$3,231	Lodging - 0.59%
Healthcare - Products - 3.27%			Hilton Worldwide Holdings Inc (a)	7,361	595
Abbott Laboratories (a)	14,845	896	Marriott International Inc/MD (a)	8,670	1,224
Baxter International Inc (a)	11,051	749	Wyndham Worldwide Corp (a)	2,332	270
Becton Dickinson and Co	30,809	6,840			$2,089
Boston Scientific Corp (a),(b)	96,456	2,629	Machinery - Construction & Mining - 0.78%
Danaher Corp	1,594	156	Caterpillar Inc (a)	13,648	2,111
DiaSorin SpA (a)	2,083	170	Hitachi Ltd (a)	93,000	703
Shimadzu Corp	3,200	82	Mitsubishi Electric Corp	900	15
Varian Medical Systems Inc (a),(b)	2,217	264			$2,829
William Demant Holding A/S (b)	423	15	Machinery - Diversified - 1.19%
		$11,801	Amada Holdings Co Ltd	16,300	217
Healthcare - Services - 2.32%			CNH Industrial NV	93,476	1,258
Aetna Inc (a)	7,083	1,254	Cummins Inc (a)	3,869	651
Anthem Inc (a)	444	105	Daifuku Co Ltd	1,700	111
Centene Corp (a),(b)	390	40	Deere & Co	3,468	558
Cigna Corp (a)	5,760	1,128	Flowserve Corp	1,662	70
DaVita Inc (b)	208	15	Hexagon AB	13,626	797
Envision Healthcare Corp (a),(b)	2,818	108	Nabtesco Corp	2,400	103
Humana Inc	2,410	655	Roper Technologies Inc (a)	274	75
Laboratory Corp of America Holdings (a),(b)	2,433	420	Sumitomo Heavy Industries Ltd	4,100	160
Quest Diagnostics Inc (a)	3,159	326	Xylem Inc/NY (a)	4,210	314
UnitedHealth Group Inc (a)	5,686	1,286			$4,314
Universal Health Services Inc	26,573	3,035	Media - 2.62%
		$8,372	CBS Corp (a)	9,394	498
Home Builders - 0.92%			Discovery Communications Inc - A Shares	13,363	325
DR Horton Inc (a)	61,553	2,579	(a),(b)
Haseko Corp (a)	39,600	580	DISH Network Corp (a),(b)	21,514	897
Lennar Corp - A Shares	549	31	News Corp - A Shares (a)	13,637	220
PulteGroup Inc (a)	664	19	ProSiebenSat.1 Media SE	32,671	1,292
Sekisui Chemical Co Ltd	4,000	75	Scripps Networks Interactive Inc (a)	3,041	273
		$3,284	Time Warner Inc (a)	39,910	3,710
Home Furnishings - 0.01%			Tokyo Broadcasting System Holdings Inc	5,200	117
Leggett & Platt Inc	1,191	52	Viacom Inc - B Shares	9,615	321
Sony Corp	400	20	Wolters Kluwer NV	24,503	1,241
		$72	World Wrestling Entertainment Inc	13,197	503
Insurance - 2.73%					$9,397
Aflac Inc	893	79	Metal Fabrication & Hardware - 0.42%
Allianz SE	10,890	2,530	Maruichi Steel Tube Ltd	600	19
Allstate Corp/The	812	75	MISUMI Group Inc	3,300	95
Aon PLC (a)	5,846	820	SKF AB	67,158	1,403
					$1,517

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Mining - 0.51%			Pharmaceuticals (continued)
Boliden AB	33,276	$1,177	Zoetis Inc	11,311	$915
Freeport-McMoRan Inc (a),(b)	35,180	654			$12,686
		$1,831	Real Estate - 0.09%
Miscellaneous Manufacturers - 1.72%			CBRE Group Inc (a),(b)	7,212	337
3M Co (a)	1,369	323
Alfa Laval AB	52,335	1,257	REITs - 0.24%
AO Smith Corp	392	25	Alexandria Real Estate Equities Inc	710	86
Dover Corp (a)	3,708	371	AvalonBay Communities Inc	316	49
Eaton Corp PLC	1,007	81	Equity Residential	842	47
General Electric Co	19,856	280	Mid-America Apartment Communities Inc	406	35
Illinois Tool Works Inc (a)	3,799	613	Realty Income Corp	333	17
Ingersoll-Rand PLC (a)	6,690	594	Weyerhaeuser Co (a)	17,674	619
Pentair PLC (a)	4,245	292			$853
Siemens AG	18,184	2,383	Retail - 4.69%
		$6,219	Advance Auto Parts Inc (a)	1,730	198
Office & Business Equipment - 0.32%			Autogrill SpA (a)	18,367	229
Canon Inc	1,100	42	AutoZone Inc (b)	588	391
Pitney Bowes Inc (a)	89,147	1,105	Best Buy Co Inc	677	49
		$1,147	CarMax Inc (b)	40,646	2,517
Oil & Gas - 3.75%			Cie Financiere Richemont SA	14,521	1,273
Andeavor (a)	3,588	322	Citizen Watch Co Ltd	16,000	122
Apache Corp (a)	8,916	304	Cosmos Pharmaceutical Corp	500	95
BP PLC ADR	10,930	425	Dollar General Corp (a)	883	84
ConocoPhillips (a)	44,495	2,416	Dollar Tree Inc (a),(b)	424	44
Eni SpA	128,578	2,135	Foot Locker Inc (a)	1,019	47
Exxon Mobil Corp (a)	24,956	1,890	Gap Inc/The (a)	895	28
Hess Corp (a)	7,375	335	Home Depot Inc/The (a)	8,162	1,488
Idemitsu Kosan Co Ltd	13,600	516	Izumi Co Ltd	600	39
Inpex Corp	38,400	460	Kohl's Corp (a)	3,931	260
JXTG Holdings Inc (a)	179,800	1,079	Lowe's Cos Inc (a)	36,039	3,228
Marathon Oil Corp	1,945	28	Macy's Inc	1,265	37
Marathon Petroleum Corp (a)	11,373	729	Matsumotokiyoshi Holdings Co Ltd	9,600	404
Noble Energy Inc (a)	11,035	329	McDonald's Corp (a)	8,559	1,350
Phillips 66 (a)	11,865	1,072	Nitori Holdings Co Ltd	300	50
Pioneer Natural Resources Co	968	165	O'Reilly Automotive Inc (a),(b)	1,945	475
Royal Dutch Shell PLC ADR	6,285	398	PVH Corp	96	14
Valero Energy Corp (a)	10,203	923	Ross Stores Inc (a)	6,745	527
		$13,526	Ryohin Keikaku Co Ltd	100	34
Oil & Gas Services - 0.73%			Shimamura Co Ltd	600	71
Halliburton Co	9,154	425	Signet Jewelers Ltd (a)	1,413	71
National Oilwell Varco Inc	869	30	Sugi Holdings Co Ltd	500	27
Schlumberger Ltd (a)	15,873	1,042	Sundrug Co Ltd	500	23
TechnipFMC PLC (a)	38,049	1,097	Target Corp (a)	3,207	242
		$2,594	TJX Cos Inc/The	2,168	179
Packaging & Containers - 0.13%			Tractor Supply Co (a)	2,944	191
Ball Corp	800	32	Walgreens Boots Alliance Inc	14,246	981
Packaging Corp of America (a)	2,195	262	Walmart Inc (a)	16,956	1,526
Sealed Air Corp	3,922	166	Welcia Holdings Co Ltd	1,500	66
		$460	Yum! Brands Inc	7,435	605
Pharmaceuticals - 3.52%					$16,965
AbbVie Inc	16,028	1,856	Semiconductors - 3.67%
Alfresa Holdings Corp	12,700	284	Advanced Micro Devices Inc (b)	2,438	30
AmerisourceBergen Corp (a)	5,335	508	Analog Devices Inc (a)	22,028	1,986
Astellas Pharma Inc (a)	37,700	554	Applied Materials Inc	11,605	668
Bristol-Myers Squibb Co (a)	4,659	308	ASML Holding NV	6,716	1,310
CVS Health Corp	2,320	157	BE Semiconductor Industries NV	4,912	482
Daiichi Sankyo Co Ltd	4,800	170	Intel Corp (a)	28,682	1,414
Eli Lilly & Co	2,519	194	KLA-Tencor Corp	358	41
Express Scripts Holding Co (b)	11,323	854	Lam Research Corp (a)	4,736	909
Johnson & Johnson (a)	20,632	2,680	Micron Technology Inc (a),(b)	30,283	1,478
Kobayashi Pharmaceutical Co Ltd	800	52	Qorvo Inc (b)	289	23
Kyowa Hakko Kirin Co Ltd	1,100	23	QUALCOMM Inc	3,387	220
Medipal Holdings Corp	7,600	155	Rohm Co Ltd	200	21
Merck & Co Inc (a)	28,593	1,550	Skyworks Solutions Inc	1,355	148
Mitsubishi Tanabe Pharma Corp (a)	5,900	126	STMicroelectronics NV (a)	100,482	2,288
Nippon Shinyaku Co Ltd	3,200	178	Texas Instruments Inc	16,654	1,804
Novo Nordisk A/S	10,554	546	Tokyo Electron Ltd	2,100	410
Pfizer Inc	32,720	1,188			$13,232
Recordati SpA (a)	6,689	239	Shipbuilding - 0.03%
Shionogi & Co Ltd	800	42	Huntington Ingalls Industries Inc	103	27
Sumitomo Dainippon Pharma Co Ltd (a)	4,600	70	Yangzijiang Shipbuilding Holdings Ltd	71,100	80
Suzuken Co Ltd/Aichi Japan	900	37			$107

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Software - 1.29%
CA Inc	5,368	$188	(a)	Security or a portion of the security was pledged as collateral for short
Citrix Systems Inc (b)	328	30	sales. At the end of the period, the value of these securities totaled
Fidelity National Information Services Inc	762	74	$116,784 or 32.40% of net assets.
GungHo Online Entertainment Inc	59,600	208	(b) Non-income producing security
Konami Holdings Corp	300	16	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Microsoft Corp (a)	17,736	1,663	1933. These securities may be resold in transactions exempt from
Nexon Co Ltd (b)	11,200	404	registration, normally to qualified institutional buyers. At the end of the
Nuance Communications Inc (b)	20,464	329	period, the value of these securities totaled $691 or 0.75% of net assets.
Oracle Corp	10,026	508	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Oracle Corp Japan	3,100	239	Investment Company Act of 1940) or an affiliate as defined by the
Paychex Inc	822	54	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Square Enix Holdings Co Ltd	13,600	579	outstanding voting shares of the security). Please see affiliated sub-
Temenos Group AG (b)	3,395	395	schedule for transactional information.
		$4,687	(e) Security or a portion of the security was pledged to cover margin
Telecommunications - 2.87%			requirements for swap and/or swaption contracts. At the end of the period,
ARRIS International PLC (b)	24,701	630	the value of these securities totaled $13,572 or 3.76% of net assets.
AT&T Inc (a)	34,296	1,245	(f) Rate shown is the discount rate of the original purchase.
Cisco Systems Inc (a)	37,853	1,695
Consolidated Communications Holdings Inc	16,122	186
GN Store Nord A/S	16,012	552	Portfolio Summary (unaudited)
Hikari Tsushin Inc	500	72	Sector	Percent
Juniper Networks Inc	24,004	616	Investment Companies	21.91%
KDDI Corp	500	12	Consumer, Non-cyclical	16.53%
Motorola Solutions Inc (a)	3,773	400
Nippon Telegraph & Telephone Corp (a)	17,300	804	Industrial	13.40%
PLAY Communications SA (b),(c)	60,934	599	Consumer, Cyclical	11.77%
			Financial	10.31%
TDC A/S	46,258	377	Technology	9.47%
VEON Ltd ADR	414,550	1,198	Communications	7.83%
Verizon Communications Inc (a)	40,815	1,948
			Basic Materials	6.04%
		$10,334	Energy	4.54%
Toys, Games & Hobbies - 0.16%			Government	3.32%
Bandai Namco Holdings Inc (a)	13,900	449	Utilities	1.56%
Mattel Inc (a)	7,940	126	Investments Sold Short	(37.81)%
		$575	Other Assets and Liabilities	31.13%
Transportation - 3.12%			TOTAL NET ASSETS	100.00%
Central Japan Railway Co	200	37
CH Robinson Worldwide Inc	264	25
CSX Corp (a)	59,841	3,216
DSV A/S	11,160	874
Expeditors International of Washington Inc	3,563	231
FedEx Corp	14,824	3,654
JB Hunt Transport Services Inc (a)	2,528	300
Kamigumi Co Ltd	13,000	284
Kansas City Southern	1,580	163
Kyushu Railway Co	2,900	89
Nippon Express Co Ltd (a)	3,000	201
Norfolk Southern Corp (a)	5,121	712
Old Dominion Freight Line Inc	3,757	522
Union Pacific Corp (a)	6,925	902
West Japan Railway Co	400	28
		$11,238
TOTAL COMMON STOCKS		$291,320
INVESTMENT COMPANIES - 21.91%	Shares Held	Value (000's)
Money Market Funds - 21.91%
Principal Government Money Market Fund	78,982,813	78,983
(d),(e)

TOTAL INVESTMENT COMPANIES		$78,983
PREFERRED STOCKS - 0.64%	Shares Held	Value (000's)
Automobile Manufacturers - 0.64%
Volkswagen AG 3.96%	11,798	$2,295

TOTAL PREFERRED STOCKS		$2,295
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 3.32%	Amount (000's)	Value (000's)
U.S. Treasury Bill - 3.32%
1.26%, 04/26/2018 (a),(f)	$12,000	$11,971

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$11,971
Total Investments		$384,569
Other Assets and Liabilities - (6.68)%		$(24,092)
TOTAL NET ASSETS - 100.00%		$360,477

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
		Value		Cost	Proceeds			Value
Principal Government Money Market Fund			$—	$149,349	$70,366			$78,983
			$—	$149,349	$70,366			$78,983

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
		Income	on Investments	Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund		$195 $	—	$		—		$—
		$195 $	—	$		—		$—
Amounts in thousands

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
AEX Index; March 2018		Long	7	$914	$			24
AEX Index; March 2018		Short	10	1,306				(4)
CAC40 Index; March 2018		Short	96	6,230				(161)
CAC40 Index; March 2018		Long	30	1,947				71
DAX Index; March 2018		Long	5	1,896				(59)
DAX Index; March 2018		Short	9	3,413				31
DJ Euro Stoxx 50; March 2018		Short	385	16,148				529
FTSE/MIB Index; March 2018		Long	1	138				1
FTSE/MIB Index; March 2018		Short	9	1,241				(2)
FTSE100 Index; March 2018		Long	28	2,785				(68)
FTSE100 Index; March 2018		Short	29	2,885				106
IBEX 35 Index; March 2018		Long	4	480				8
Japan Topix Index; March 2018		Long	21	3,480				(213)
MSCI Singapore Index; March 2018		Short	1	30				—
OMXS30 Index; March 2018		Short	110	2,087				(83)
OMXS30 Index; March 2018		Long	39	740				31
S&P 500 Emini; March 2018		Long	201	27,280				595
S&P/TSX 60 Index; March 2018		Long	10	1,423				(48)
SPI 200 Index; March 2018		Long	12	1,398				5
Total					$			763

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Contracts to Accept		In Exchange For	Fair Value		Asset	Liability
Citigroup Inc	03/21/2018	AUD	1,548,000	$1,171	$1,202		$31	$—
Citigroup Inc	03/21/2018	CAD	2,117,000	1,658	1,650		1	(9)
Citigroup Inc	03/21/2018	CHF	1,383,000	1,412	1,467		55	—
Citigroup Inc	03/21/2018	DKK	2,757,000	454	452		3	(5)
Citigroup Inc	03/21/2018	EUR	3,914,000	4,695	4,782		95	(8)
Citigroup Inc	03/21/2018	GBP	2,318,000	3,112	3,194		82	—
Citigroup Inc	03/21/2018	HKD	4,872,000	625	623		—	(2)
Citigroup Inc	03/21/2018	ILS	289,000	83	83		—	—
Citigroup Inc	03/21/2018	NOK	1,010,000	123	128		5	—
Citigroup Inc	03/21/2018	NZD	40,000	28	29		1	—
Citigroup Inc	03/21/2018	SEK	4,193,000	505	507		3	(1)
Citigroup Inc	03/21/2018	SGD	506,000	380	383		5	(2)
Citigroup Inc	03/22/2018	JPY	643,573,000	5,785	6,043		258	—
Citigroup Inc	06/20/2018	AUD	305,998	240	238		—	(2)
Citigroup Inc	06/20/2018	CAD	346,325	274	271		—	(3)
Citigroup Inc	06/20/2018	CHF	227,500	245	243		—	(2)
Citigroup Inc	06/20/2018	DKK	506,400	84	83		—	(1)
Citigroup Inc	06/20/2018	EUR	631,400	783	777		—	(6)
Citigroup Inc	06/20/2018	GBP	376,075	527	520		—	(7)
Citigroup Inc	06/20/2018	HKD	1,948,800	250	250		—	—
Citigroup Inc	06/20/2018	ILS	62,244	18	18		—	—
Citigroup Inc	06/20/2018	JPY	118,894,100	1,120	1,123		3	—
Citigroup Inc	06/20/2018	NOK	182,000	23	23		—	—
Citigroup Inc	06/20/2018	NZD	16,000	12	12		—	—
Citigroup Inc	06/20/2018	SEK	746,998	92	91		—	(1)
Citigroup Inc	06/20/2018	SGD	190,000	145	144		—	(1)
JPMorgan Chase	06/20/2018	AUD	459,004	360	357		—	(3)
JPMorgan Chase	06/20/2018	CAD	519,487	410	406		—	(4)
JPMorgan Chase	06/20/2018	CHF	341,250	368	365		—	(3)
JPMorgan Chase	06/20/2018	DKK	759,600	126	125		—	(1)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Foreign Currency Contracts (continued)

												Unrealized Appreciation/(Depreciation)
Counterparty			Settlement Date	Contracts to Accept		In Exchange For			Fair Value			Asset		Liability
JPMorgan Chase			06/20/2018	EUR	947,100		$1,174			$1,165		$—		$(9)
JPMorgan Chase			06/20/2018	GBP	564,112		790			780		—		(10)
JPMorgan Chase			06/20/2018	HKD	2,923,200		375			375		—		—
JPMorgan Chase			06/20/2018	ILS	93,373		27			27		—		—
JPMorgan Chase			06/20/2018	JPY	178,341,150		1,680			1,685		5		—
JPMorgan Chase			06/20/2018	NOK	273,000		35			35		—		—
JPMorgan Chase			06/20/2018	NZD	24,000		17			17		—		—
JPMorgan Chase			06/20/2018	SEK	1,120,504		138			136		—		(2)
JPMorgan Chase			06/20/2018	SGD	285,000		217			216		—		(1)
Morgan Stanley & Co			03/21/2018	CHF	2,057,000		2,196			2,183		—		(13)
Morgan Stanley & Co			03/21/2018	EUR	4,379,000		5,412			5,350		—		(62)
Morgan Stanley & Co			03/21/2018	GBP	660,000		928			909		—		(19)
Morgan Stanley & Co			03/21/2018	PLN	229,000		68			67		—		(1)
Morgan Stanley & Co			03/21/2018	SEK	15,394,000		1,861			1,861		—		—
Total												$547		$(178)
												Unrealized Appreciation/(Depreciation)
Counterparty			Settlement Date	Contracts to Deliver		In Exchange For			Fair Value			Asset		Liability
Citigroup Inc			03/21/2018	AUD	783,002		$614			$608		$6		$—
Citigroup Inc			03/21/2018	CAD	1,003,812		792			783		9		—
Citigroup Inc			03/21/2018	CHF	651,750		695			691		5		(1)
Citigroup Inc			03/21/2018	DKK	2,757,000		454			452		4		(2)
Citigroup Inc			03/21/2018	EUR	2,335,500		2,875			2,854		26		(5)
Citigroup Inc			03/21/2018	GBP	1,109,187		1,542			1,528		18		(4)
Citigroup Inc			03/21/2018	HKD	4,872,000		623			623		—		—
Citigroup Inc			03/21/2018	ILS	155,617		45			45		—		—
Citigroup Inc			03/21/2018	NOK	555,000		70			70		—		—
Citigroup Inc			03/21/2018	NZD	40,000		29			29		—		—
Citigroup Inc			03/21/2018	SEK	2,325,502		286			281		5		—
Citigroup Inc			03/21/2018	SGD	506,000		385			383		2		—
Citigroup Inc			03/22/2018	JPY	471,387,250		4,378			4,425		—		(47)
Citigroup Inc			06/20/2018	DKK	205,600		34			34		—		—
Citigroup Inc			06/20/2018	EUR	97,600		121			120		1		—
Citigroup Inc			06/20/2018	SGD	2,400		2			2		—		—
JPMorgan Chase			06/20/2018	DKK	308,400		51			51		—		—
JPMorgan Chase			06/20/2018	EUR	146,400		181			180		1		—
JPMorgan Chase			06/20/2018	SGD	3,600		3			3		—		—
Morgan Stanley & Co			03/21/2018	CHF	6,575,000		7,122			6,976		146		—
Morgan Stanley & Co			03/21/2018	DKK	20,351,000		3,410			3,340		70		—
Morgan Stanley & Co			03/21/2018	EUR	26,030,000		32,294			31,804		567		(77)
Morgan Stanley & Co			03/21/2018	GBP	215,000		296			296		—		—
Morgan Stanley & Co			03/21/2018	NOK	9,289,000		1,193			1,177		16		—
Morgan Stanley & Co			03/21/2018	PLN	2,281,000		656			667		—		(11)
Morgan Stanley & Co			03/21/2018	SEK	84,770,000		10,685			10,247		438		—
Total												$1,314		$(147)

Amounts in thousands except contracts.

Total Return Swaps

			Pay/Receive									Value and Unrealized
	Reference		Positive		Payment Expiration		Notional					Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate Frequency		Date	Amount					Upfront Payments/(Receipts)	Asset	Liability
Bank of America	MSCI Hong	45	Receive	1 month HIBOR	Monthly	03/21/2018		HKD	3,916		$	— $	5	$—
NA	Kong Net			plus .45%
	Return HKD
	Index
Bank of America	MSCI Italy Net	2,569	Receive	Euribor 1	Monthly	03/21/2018	EUR		272			—	—	(1)
NA	Return EUR			Month plus
	Index			.02%
Bank of America	MSCI Japan Net	5,770	Receive	ICE LIBOR	Monthly	03/21/2018	JPY		11,478			—	—	—
NA	Return JPY			JPY 1 Month
	Index			plus .20%
Morgan Stanley & MSCI		36	Receive	SIBOR 1 Month	Monthly	03/21/2018	SGD		217			—	—	(1)
Co	Singapore Net			plus .10%
	Return SGD
	Index
Morgan Stanley & MSCI		23	Receive	SIBOR 1 Month	Monthly	03/21/2018			139			—	—	(1)
Co	Singapore Net			plus .10%
	Return SGD
	Index

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Total Return Swaps (continued)

Pay/Receive	Value and Unrealized
Reference	Positive	Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
Morgan Stanley & MSCI	23	Receive	SIBOR 1	Monthly	03/21/2018	SGD 139 $	—	$	— $	(1)
Co	Singapore Net	Month
Return SGD	plus .10%
Index
Total	$—	$5	$(4)

Amounts in thousands except contracts

Total Return Equity Basket Swaps

Value and Unrealized
Payment	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Amount	Payments/(Receipts)	Asset	Liability
Deutsche Bank AG(a)	Floating rate based on 1 Total return on a custom	Monthly	05/05/2022	$143,675	$—	$2,977	$—
day OBFR plus/less	basket of long and short
spread	securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 Total return on a custom	Monthly	05/06/2019	1,786	—	70	—
week NIBOR plus/less	basket of long and short
spread	securities traded in NOK
Morgan Stanley & Co	Floating rate based on 1 Total return on a custom	Monthly	05/07/2019	1,175	—	3	—
day HONIX plus/less	basket of long and short
spread	securities traded in HKD
Morgan Stanley & Co(b)	Floating rate based on 1 Total return on a custom	Monthly	05/06/2019	3,867	—	122	—
week STIBO plus/less	basket of long and short
spread	securities traded in SEK
Morgan Stanley & Co(c)	Floating rate based on 1 Total return on a custom	Monthly	04/06/2018	7,367	—	101	—
day SONIA plus/less	basket of long and short
spread	securities traded in GBP
Morgan Stanley & Co(d)	Floating rate based on 1 Total return on a custom	Monthly	04/06/2018	28,938	—	153	—
day EONIA plus/less	basket of long and short
spread	securities traded in EUR
Morgan Stanley & Co(e)	Floating rate based on 1 Total return on a custom	Monthly	05/07/2018	7,942	—	730	—
day DISC plus/less	basket of long and short
spread	securities traded in CAD
Morgan Stanley & Co	Floating rate based on 1 Total return on a custom	Monthly	05/06/2019	1,930	—	—	(48)
day RBACR plus/less	basket of long and short
spread	securities traded in AUD
Morgan Stanley & Co(f)	Floating rate based on 1 Total return on a custom	Monthly	08/06/2019	5,209	—	—	(201)
day TOIS plus/less	basket of long and short
spread	securities traded in CHF
Morgan Stanley & Co(g)	Floating rate based on 1 Total return on a custom	Monthly	05/07/2019	11,870	—	810	—
day SONIA plus/less	basket of long and short
spread	securities traded in GBP
Morgan Stanley & Co(h)	Floating rate based on 1	Total return on a custom	Monthly	05/06/2019	31,282	—	1,444	—
day EONIA plus/less	basket of long and short
spread	securities traded in EUR
Total	$245,041	$—	$6,410	$(249)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The Fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
JPMorgan Chase & Co	12,475	$1,441	1.00%
Constellation Brands Inc	6,233	1,343	0.93%
Oracle Corp	26,470	1,341	0.93%
TransDigm Group Inc	(4,288)	(1,236)	(0.86)%
LyondellBasell Industries NV	11,314	1,224	0.85%
Micron Technology Inc	24,406	1,191	0.83%
Hess Corp	(26,029)	(1,182)	(0.82)%
Lear Corp	6,312	1,178	0.82%
FirstEnergy Corp	(35,423)	(1,145)	(0.80)%
Raytheon Co	5,144	1,119	0.78%
Celgene Corp	12,457	1,085	0.75%
International Business Machines Corp	6,831	1,064	0.74%
Envision Healthcare Corp	(27,638)	(1,064)	(0.74)%
Cheniere Energy Inc	(20,234)	(1,063)	(0.74)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Ball Corp	(25,786	) $	(1,030)	(0.72)%
Wabtec Corp/DE	(12,629)		(1,027)	(0.71)%
Exelon Corp	27,569		1,021	0.71%
Facebook Inc	5,671		1,011	0.70%
Merck & Co Inc	18,501		1,003	0.70%
Boeing Co/The	2,755		998	0.69%
VEREIT Inc	(143,385)		(982)	(0.68)%
Western Digital Corp	11,162		972	0.68%
Gilead Sciences Inc	12,257		965	0.67%
McKesson Corp	6,440		961	0.67%
Workday Inc	(7,528)		(954)	(0.66)%
Microsoft Corp	9,360		878	0.61%
Uniti Group Inc	(56,974)		(875)	(0.61)%
Spirit AeroSystems Holdings Inc	9,521		869	0.61%
Alkermes PLC	(14,971)		(855)	(0.60)%
Advanced Micro Devices Inc	(69,074)		(836)	(0.58)%
Amazon.com Inc	553		836	0.58%
Apple Inc	4,667		831	0.58%
Biogen Inc	2,869		829	0.58%
Albemarle Corp	(7,911)		(795)	(0.55)%
Post Holdings Inc	(10,304)		(781)	(0.54)%
Ultimate Software Group Inc/The	(3,273)		(780)	(0.54)%
ServiceNow Inc	(4,835)		(778)	(0.54)%
Atlassian Corp PLC	(14,109)		(766)	(0.53)%
Conduent Inc	(40,077)		(757)	(0.53)%
Targa Resources Corp	(16,899)		(755)	(0.53)%
Adobe Systems Inc	3,598		752	0.52%
Allstate Corp/The	8,093		747	0.52%
Macquarie Infrastructure Corp	(18,322)		(742)	(0.52)%
eBay Inc	17,125		734	0.51%
Zayo Group Holdings Inc	(20,176)		(723)	(0.50)%
Walt Disney Co/The	6,957		718	0.50%
Applied Materials Inc	12,336		710	0.49%
Huntington Ingalls Industries Inc	2,700		707	0.49%
Blue Buffalo Pet Products Inc	(17,557)		(703)	(0.49)%
Walmart Inc	7,811		703	0.49%

(b)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Telefonaktiebolaget LM Ericsson	(156,529	) $	(1,053)	(27.24)%
Boliden AB	20,690		736	19.04%
Svenska Handelsbanken AB	(30,940)		(426)	(11.03)%
Essity AB	12,528		345	8.91%
Kindred Group PLC	19,674		319	8.26%
Millicom International Cellular SA	(4,664)		(312)	(8.07)%
Svenska Cellulosa AB SCA	13,189		131	3.40%
Electrolux AB	3,919		129	3.34%
Modern Times Group MTG AB	1,797		81	2.10%
Volvo AB - B Shares	3,862		73	1.89%
Hexpol AB	(5,250)		(48)	(1.25)%
Swedish Orphan Biovitrum AB	(2,652)		(44)	(1.13)%
Getinge AB	(3,313)		(42)	(1.08)%
Holmen AB	777		40	1.04%
BillerudKorsnas AB	1,859		28	0.72%
NCC AB	1,213		23	0.60%
Axfood AB	1,038		19	0.50%
SSAB AB	2,583		15	0.40%

(c)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Rio Tinto PLC	34,789		$1,880	25.52%
Smith & Nephew PLC	73,567		1,285	17.44%
Ocado Group PLC	123,425		940	12.76%
Carnival PLC	12,073		798	10.83%
Experian PLC	34,853		747	10.13%
Royal Dutch Shell PLC - A Shares	21,176		671	9.11%
3i Group PLC	38,069		492	6.69%
TUI AG	22,923		487	6.61%
Electrocomponents PLC	7,747		67	0.91%
Tullow Oil PLC	63		—	0.00%

(d)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Airbus SE	21,781		$2,613	9.03%
AXA SA	81,282		2,564	8.86%
Vinci SA	25,294		2,509	8.67%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
LVMH Moet Hennessy Louis Vuitton SE	8,222		$2,473	8.55%
Schneider Electric SE	27,863		2,433	8.41%
Renault SA	21,478		2,345	8.10%
Pernod Ricard SA	9,680		1,594	5.51%
BNP Paribas SA	18,151		1,448	5.00%
Bouygues SA	26,924		1,368	4.73%
Kering SA	2,723		1,289	4.45%
TechnipFMC PLC	42,957		1,257	4.34%
Arkema SA	8,561		1,122	3.88%
Safran SA	8,954		993	3.43%
Bankinter SA	87,426		967	3.34%
Euronext NV	12,403		867	3.00%
Aeroports de Paris	3,933		797	2.75%
Natixis SA	91,182		790	2.73%
Repsol SA	39,327		706	2.44%
Ubisoft Entertainment SA	6,140		509	1.76%
Eurofins Scientific SE	519		294	1.02%

(e)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Air Canada	43,834		$924	11.64%
Enbridge Inc	(23,291)		(741)	(9.33)%
Dollarama Inc	4,775		556	7.00%
TransCanada Corp	(10,949)		(474)	(5.96)%
First Quantum Minerals Ltd	(28,638)		(467)	(5.88)%
Methanex Corp	7,059		390	4.91%
Canadian Imperial Bank of Commerce	3,277		299	3.77%
Fairfax Financial Holdings Ltd	(596)		(291)	(3.67)%
Cameco Corp	(29,173)		(257)	(3.24)%
West Fraser Timber Co Ltd	3,574		249	3.13%
Wheaton Precious Metals Corp	(12,896)		(246)	(3.10)%
Canadian Tire Corp Ltd	1,754		238	3.00%
National Bank of Canada	4,841		235	2.96%
AltaGas Ltd	(11,176)		(230)	(2.90)%
Magna International Inc	3,869		213	2.68%
Linamar Corp	3,544		194	2.44%
Keyera Corp	(7,451)		(190)	(2.39)%
Franco-Nevada Corp	(2,364)		(166)	(2.08)%
Ritchie Bros Auctioneers Inc	(4,245)		(138)	(1.73)%
Stantec Inc	(5,268)		(132)	(1.66)%
Goldcorp Inc	(10,422)		(130)	(1.64)%
Maple Leaf Foods Inc	3,913		98	1.24%
Atco Ltd/Canada	2,651		87	1.10%
Encana Corp	7,959		83	1.05%
Yamana Gold Inc	(27,910)		(81)	(1.02)%
Agnico Eagle Mines Ltd	(1,993)		(76)	(0.96)%
Lundin Mining Corp	11,388		74	0.93%
Constellation Software Inc/Canada	103		67	0.84%
WestJet Airlines Ltd	2,739		55	0.69%
Genworth MI Canada Inc	1,752		53	0.67%
Teck Resources Ltd	1,835		52	0.66%
Peyto Exploration & Development Corp	(6,608)		(52)	(0.66)%
Valeant Pharmaceuticals International Inc	(3,069)		(50)	(0.63)%
Imperial Oil Ltd	(1,667)		(45)	(0.57)%
CGI Group Inc	757		44	0.56%
Eldorado Gold Corp	(34,852)		(37)	(0.47)%
SNC-Lavalin Group Inc	(745)		(32)	(0.41)%
Bombardier Inc	(9,972)		(32)	(0.40)%
BlackBerry Ltd	2,527		31	0.38%
Finning International Inc	1,109		30	0.37%
Inter Pipeline Ltd	(1,428)		(25)	(0.31)%
Pembina Pipeline Corp	(528)		(17)	(0.22)%
Barrick Gold Corp	(1,312)		(15)	(0.19)%
Quebecor Inc	800		15	0.19%
Onex Corp	(196)		(14)	(0.18)%
Industrial Alliance Insurance & Financial Services Inc	326		14	0.18%

(f)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Credit Suisse Group AG	(57,649	) $	(1,072)	(20.58)%
Vifor Pharma AG	(6,005)		(847)	(16.26)%
Temenos Group AG	6,368		748	14.36%
Adecco Group AG	7,949		642	12.32%
Roche Holding AG	1,496		347	6.67%
Sika AG	36		297	5.69%
Lonza Group AG	1,045		266	5.12%
ams AG	(1,696)		(201)	(3.86)%
dormakaba Holding AG	173		159	3.05%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Georg Fischer AG	63		$92	1.77%
GAM Holding AG	(5,088)		(92)	(1.77)%
Aryzta AG	(3,652)		(91)	(1.75)%
Dufry AG	(553)		(80)	(1.53)%
Sonova Holding AG	342		54	1.03%
Barry Callebaut AG	23		45	0.87%
Panalpina Welttransport Holding AG	(260)		(41)	(0.79)%
Bucher Industries AG	93		39	0.76%
Swiss Life Holding AG	67		24	0.47%
Chocoladefabriken Lindt & Spruengli AG	(3)		(18)	(0.34)%
Nestle SA	225		18	0.34%
Sulzer AG	(129)		(17)	(0.33)%
DKSH Holding AG	200		17	0.33%

(g)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Tesco PLC	(315,246	) $	(915)	(7.71)%
BT Group PLC	181,074		598	5.03%
John Wood Group PLC	(55,849)		(471)	(3.97)%
Cobham PLC	(267,179)		(417)	(3.52)%
ConvaTec Group PLC	(135,865)		(386)	(3.25)%
Standard Life Aberdeen PLC	71,890		364	3.07%
Indivior PLC	68,722		361	3.04%
GKN PLC	50,586		305	2.57%
BHP Billiton PLC	14,778		302	2.55%
Taylor Wimpey PLC	115,598		296	2.49%
Glencore PLC	(52,165)		(277)	(2.34)%
Inmarsat PLC	(39,863)		(258)	(2.17)%
Just Eat PLC	(20,643)		(249)	(2.10)%
Hargreaves Lansdown PLC	(10,137)		(241)	(2.03)%
Lloyds Banking Group PLC	228,532		216	1.82%
Associated British Foods PLC	5,669		205	1.73%
Mediclinic International PLC	(24,861)		(203)	(1.71)%
Close Brothers Group PLC	9,250		200	1.69%
Barratt Developments PLC	26,257		195	1.64%
Hikma Pharmaceuticals PLC	(16,341)		(194)	(1.64)%
BBA Aviation PLC	40,663		193	1.62%
Ashtead Group PLC	6,560		191	1.61%
Legal & General Group PLC	45,434		164	1.39%
Balfour Beatty PLC	(43,315)		(158)	(1.33)%
Investec PLC	17,671		154	1.30%
Shire PLC	3,529		151	1.27%
Moneysupermarket.com Group PLC	42,072		151	1.27%
Capita PLC	(61,908)		(150)	(1.26)%
Wm Morrison Supermarkets PLC	(47,741)		(148)	(1.25)%
Experian PLC	(6,854)		(147)	(1.24)%
BTG PLC	(16,054)		(145)	(1.22)%
J Sainsbury PLC	(38,666)		(138)	(1.16)%
Hays PLC	50,480		135	1.13%
WH Smith PLC	4,499		126	1.06%
JD Sports Fashion PLC	23,035		122	1.03%
Halma PLC	(7,049)		(117)	(0.99)%
SSE PLC	6,615		112	0.94%
easyJet PLC	4,507		104	0.88%
RPC Group PLC	(9,002)		(100)	(0.84)%
Auto Trader Group PLC	(19,629)		(99)	(0.83)%
Burberry Group PLC	4,649		98	0.83%
Rightmove PLC	(1,637)		(96)	(0.81)%
Micro Focus International PLC	(3,292)		(93)	(0.79)%
Old Mutual PLC	25,907		91	0.77%
AA PLC	(82,204)		(90)	(0.76)%
Petrofac Ltd	(13,886)		(86)	(0.73)%
Aggreko PLC	(7,952)		(82)	(0.69)%
Aviva PLC	10,911		76	0.64%
Weir Group PLC/The	(2,703)		(76)	(0.64)%
Thomas Cook Group PLC	(44,561)		(75)	(0.63)%

(h)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Deutsche Lufthansa AG	43,678		$1,472	4.71%
Covestro AG	11,767		1,340	4.28%
Anheuser-Busch InBev SA/NV	(9,661)		(1,031)	(3.30)%
Cellnex Telecom SA	(31,869)		(823)	(2.63)%
Repsol SA	45,373		814	2.60%
Deutsche Bank AG	(50,379)		(811)	(2.59)%
Neste Oyj	10,692		786	2.51%
Zalando SE	(12,426)		(711)	(2.27)%
GEA Group AG	(14,567)		(692)	(2.21)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Top Underlying Securities (continued)
Description			Shares		Notional Amount		% of Total Absolute Notional Amount
Edenred			(19,067	) $		(673)			(2.15)%
Electricite de France SA			(51,013)			(666)			(2.13)%
Uniper SE			20,459			622			1.99%
Rheinmetall AG			4,659			620			1.98%
Atos SE			4,626			612			1.96%
Deutsche Telekom AG			(36,040)			(583)			(1.86)%
Philips Lighting NV			14,593			580			1.85%
Altice NV - A Shares			(59,728)			(575)			(1.84)%
Renault SA			5,227			571			1.83%
Peugeot SA			24,957			567			1.81%
Industria de Diseno Textil SA			(18,574)			(566)			(1.81)%
Engie SA			35,253			554			1.77%
Accor SA			(8,502)			(493)			(1.57)%
Bankia SA			(99,867)			(479)			(1.53)%
Amer Sports Oyj			(15,113)			(457)			(1.46)%
Cie Generale des Etablissements Michelin SCA			2,891			447			1.43%
Getlink SE			(34,223)			(441)			(1.41)%
Solvay SA			3,196			441			1.41%
Endesa SA			20,838			440			1.41%
ASR Nederland NV			9,181			414			1.32%
QIAGEN NV			(11,377)			(384)			(1.23)%
Salzgitter AG			6,411			369			1.18%
bpost SA			10,776			367			1.17%
Sartorius AG			(2,696)			(365)			(1.16)%
UPM-Kymmene OYJ			10,217			352			1.13%
Amadeus IT Group SA			4,746			351			1.12%
Software AG			6,629			350			1.12%
UCB SA			4,048			336			1.07%
Air France-KLM			25,257			301			0.96%
Bollore SA			(47,161)			(267)			(0.85)%
Symrise AG			(3,241)			(264)			(0.85)%
Koninklijke Vopak NV			(5,386)			(255)			(0.82)%
Huhtamaki OYJ			(6,005)			(255)			(0.81)%
Carrefour SA			(10,992)			(254)			(0.81)%
NN Group NV			5,445			244			0.78%
ASM International NV			3,394			244			0.78%
Imerys SA			2,276			233			0.74%
Suedzucker AG			12,766			230			0.73%
Koninklijke Philips NV			5,875			226			0.72%
Banco Comercial Portugues SA			(621,440)			(224)			(0.72)%
Ingenico Group SA			(2,491)			(217)			(0.70)%

Amounts in thousands.
Synthetic Futures

			Notional		Upfront		Unrealized	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		Payments/(Receipts)		Appreciation/(Depreciation)	Asset	Liability
Morgan Stanley & Co Swiss Market Index Future; March		03/19/2018	$1,495		$—		$(59)	$—	$(8)
	2018
Total					$—		$(59)	$—	$(8)

Amounts in thousands.

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (33.19)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.01)%			Biotechnology (continued)
Dentsu Inc	700	$32	Regeneron Pharmaceuticals Inc	1,579	$506
			Vertex Pharmaceuticals Inc	5,303	880

Aerospace & Defense - (0.13)%					$3,619
IHI Corp	2,600	88	Building Materials - (0.24)%
Kawasaki Heavy Industries Ltd	3,400	123	Buzzi Unicem SpA	6,775	167
Leonardo SpA	5,731	62	Daikin Industries Ltd	300	35
Lockheed Martin Corp	545	192	LIXIL Group Corp	1,400	34
		$465	Martin Marietta Materials Inc	1,182	241
			Rinnai Corp	400	36
Agriculture - (0.13)%			TOTO Ltd	300	16
Archer-Daniels-Midland Co	10,471	435	Vulcan Materials Co	2,746	323
Golden Agri-Resources Ltd	136,800	37
		$472			$852
			Chemicals - (1.20)%
Airlines - (0.41)%			Albemarle Corp	2,077	209
American Airlines Group Inc	8,970	487	CF Industries Holdings Inc	4,389	181
Southwest Airlines Co	11,064	640	DowDuPont Inc	24,201	1,701
United Continental Holdings Inc	5,451	369	FMC Corp	2,528	198
		$1,496	International Flavors & Fragrances Inc	749	106
Apparel - (0.59)%			Kaneka Corp	2,000	20
Asics Corp	20,600	326	Kansai Paint Co Ltd	15,500	389
NIKE Inc	27,177	1,822	Mosaic Co/The	7,266	191
		$2,148	Nippon Paint Holdings Co Ltd	13,800	500
			Novozymes A/S	9,295	478
Automobile Manufacturers - (0.31)%			Toray Industries Inc	35,200	355
Ferrari NV	111	14			$4,328
Ford Motor Co	74,675	792
Honda Motor Co Ltd	600	22	Commercial Services - (1.03)%
Mazda Motor Corp	15,800	219	Automatic Data Processing Inc	8,323	960
Nissan Motor Co Ltd	2,300	24	Global Payments Inc	2,992	339
Toyota Motor Corp	600	41	IHS Markit Ltd	7,504	353
		$1,112	Park24 Co Ltd	4,100	98
			PayPal Holdings Inc	13,891	1,103
Automobile Parts & Equipment - (0.32)%			Quanta Services Inc	2,960	102
NGK Spark Plug Co Ltd	18,600	470	United Rentals Inc	1,587	278
Sumitomo Rubber Industries Ltd	4,200	80	Verisk Analytics Inc	2,324	238
Toyota Industries Corp	5,000	313	Western Union Co/The	8,628	171
Yokohama Rubber Co Ltd/The	11,000	270			$3,642
		$1,133
			Computers - (0.46)%
Banks - (1.34)%			Accenture PLC - Class A	10,042	1,617
Banco BPM SpA	69,777	261	TDK Corp	300	27
Bank of Kyoto Ltd/The	6,700	370			$1,644
BPER Banca	62,435	368
Chugoku Bank Ltd/The	1,400	17	Consumer Products - (0.09)%
Fifth Third Bancorp	13,043	431	Clorox Co/The	2,431	314
FinecoBank Banca Fineco SpA	9,953	122
Goldman Sachs Group Inc/The	3,978	1,046	Cosmetics & Personal Care - (0.07)%
Huntington Bancshares Inc/OH	20,036	315	Coty Inc	14,095	272
Mitsubishi UFJ Financial Group Inc	2,100	15
Regions Financial Corp	21,967	426
Seven Bank Ltd	42,400	146	Distribution & Wholesale - (0.15)%
Shinsei Bank Ltd	2,400	38	Fastenal Co	5,375	294
Shizuoka Bank Ltd/The	4,000	40	LKQ Corp	5,811	230
Sumitomo Mitsui Trust Holdings Inc	700	28			$524
Suruga Bank Ltd	8,200	134	Diversified Financial Services - (0.55)%
UniCredit SpA	18,957	400	Acom Co Ltd	70,600	318
Unione di Banche Italiane SpA	85,172	408	AEON Financial Service Co Ltd	13,000	302
US Bancorp	1,334	72	Affiliated Managers Group Inc	1,046	198
Zions Bancorporation	3,692	203	Alliance Data Systems Corp	1,039	251
		$4,840	Ameriprise Financial Inc	1,665	260
Beverages - (0.34)%			CME Group Inc	152	25
Brown-Forman Corp - B Shares	7,221	504	Daiwa Securities Group Inc	21,000	140
Constellation Brands Inc	3,324	716	Hitachi Capital Corp	800	21
		$1,220	Navient Corp	4,944	64
			Nomura Holdings Inc	39,600	241
Biotechnology - (1.00)%			Orient Corp	79,100	126
Alexion Pharmaceuticals Inc	4,578	538			$1,946
Genmab A/S	3,096	630
Illumina Inc	3,033	692	Electric - (1.60)%
Incyte Corp	4,384	373	Alliant Energy Corp	4,349	168

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Electric (continued)			Healthcare - Products (continued)
Ameren Corp	2,408	$131	Edwards Lifesciences Corp	1,757	$235
American Electric Power Co Inc	9,246	606	Henry Schein Inc	2,890	191
Chubu Electric Power Co Inc	4,100	56	Hologic Inc	5,192	202
Chugoku Electric Power Co Inc/The	32,800	383	IDEXX Laboratories Inc	1,825	342
CMS Energy Corp	5,293	225	Intuitive Surgical Inc	1,148	490
Dominion Energy Inc	10,781	798	Medtronic PLC	10,627	849
Edison International	5,112	310	Patterson Cos Inc	1,783	56
Electric Power Development Co Ltd	8,100	205	ResMed Inc	2,686	256
Entergy Corp	3,374	256	Stryker Corp	3,531	573
Eversource Energy	5,959	340	Sysmex Corp	5,500	455
Hokuriku Electric Power Co	50,900	396	Terumo Corp	600	32
Kyushu Electric Power Co Inc	35,900	402	Thermo Fisher Scientific Inc	5,855	1,221
PG&E Corp	8,433	346	Zimmer Biomet Holdings Inc	3,785	440
PPL Corp	12,960	371			$8,042
Public Service Enterprise Group Inc	6,127	297
Shikoku Electric Power Co Inc	9,100	102	Healthcare - Services - (0.30)%
WEC Energy Group Inc	5,932	355	HCA Healthcare Inc	6,581	653
		$5,747	IQVIA Holdings Inc	4,363	429
					$1,082
Electrical Components & Equipment - (0.08)%
Casio Computer Co Ltd	19,200	282	Home Furnishings - (0.06)%
			Whirlpool Corp	1,334	217

Electronics - (0.94)%
Agilent Technologies Inc	4,454	306	Housewares - (0.07)%
Alps Electric Co Ltd	13,700	373	Newell Brands Inc	9,176	236
Corning Inc	16,733	486
Fortive Corp	4,311	331	Insurance - (1.41)%
Hamamatsu Photonics KK	5,300	211	American International Group Inc	12,331	707
Ibiden Co Ltd	1,700	27	Arthur J Gallagher & Co	1,488	103
Mettler-Toledo International Inc	540	333	Assurant Inc	986	84
Murata Manufacturing Co Ltd	1,900	265	Chubb Ltd	2,125	302
Nidec Corp	1,200	192	Cincinnati Financial Corp	2,759	206
PerkinElmer Inc	2,069	158	Dai-ichi Life Holdings Inc	10,400	204
TE Connectivity Ltd	6,605	681	Everest Re Group Ltd	272	65
Yokogawa Electric Corp	2,000	40	Japan Post Insurance Co Ltd	4,000	101
		$3,403	Lincoln National Corp	2,945	225
			MetLife Inc	170	8
Engineering & Construction - (0.14)%			Prudential Financial Inc	5,364	570
Fluor Corp	1,716	98	Sompo Holdings Inc	600	23
Japan Airport Terminal Co Ltd	4,700	177	Sony Financial Holdings Inc	26,000	479
JGC Corp	9,500	217	T&D Holdings Inc	33,000	541
		$492	Tokio Marine Holdings Inc	13,000	595
Environmental Control - (0.02)%			Unipol Gruppo SpA	5,463	27
Stericycle Inc	880	55	Unum Group	4,184	213
			Willis Towers Watson PLC	2,484	392
			XL Group Ltd	4,813	204
Food - (0.48)%					$5,049
Ajinomoto Co Inc	700	13
Calbee Inc	15,900	529	Internet - (1.02)%
Chr Hansen Holding A/S	3,878	322	Expedia Inc	2,946	310
Kikkoman Corp	9,000	356	Kakaku.com Inc	20,400	345
Mondelez International Inc	11,141	489	M3 Inc	1,300	50
Yakult Honsha Co Ltd	200	14	MonotaRO Co Ltd	6,100	195
		$1,723	Netflix Inc	6,524	1,901
			Rakuten Inc	1,500	14
Gas - (0.20)%			Symantec Corp	11,137	293
NiSource Inc	6,335	147	TripAdvisor Inc	2,989	120
Sempra Energy	4,718	514	VeriSign Inc	1,932	224
Toho Gas Co Ltd	2,600	76	Yoox Net-A-Porter Group SpA	5,609	257
		$737			$3,709

Healthcare - Products - (2.24)%			Investment Companies - (0.02)%
Align Technology Inc	1,507	396	Leucadia National Corp	3,397	82
Asahi Intecc Co Ltd	600	21
Becton Dickinson and Co	5,005	1,111
Boston Scientific Corp	25,820	704	Iron & Steel - (0.21)%
Coloplast A/S	181	16	Hitachi Metals Ltd	1,500	19
Cooper Cos Inc/The	912	210	Kobe Steel Ltd	30,200	332
DENTSPLY SIRONA Inc	4,316	242	Nucor Corp	5,966	390
					$741

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Leisure Products & Services - (0.39)%			Pharmaceuticals (continued)
Harley-Davidson Inc	3,163	$143	Cardinal Health Inc	5,921	$410
Norwegian Cruise Line Holdings Ltd	4,297	244	Chugai Pharmaceutical Co Ltd	3,600	186
Shimano Inc	5,500	794	McKesson Corp	3,910	583
Yamaha Corp	4,800	212	Mylan NV	10,083	407
		$1,393	Ono Pharmaceutical Co Ltd	9,600	280
Lodging - (0.19)%			Perrigo Co PLC	2,646	215
City Developments Ltd	2,000	19	Santen Pharmaceutical Co Ltd	16,700	266
MGM Resorts International	10,667	365	Sawai Pharmaceutical Co Ltd	500	23
Wynn Resorts Ltd	1,925	322	Sosei Group Corp	2,800	250
		$706			$2,806

Machinery - Diversified - (0.33)%			Pipelines - (0.42)%
Kubota Corp	1,200	22	Kinder Morgan Inc/DE	42,770	693
Mitsubishi Heavy Industries Ltd	7,100	289	ONEOK Inc	7,265	409
Rockwell Automation Inc	2,403	434	Williams Cos Inc/The	15,543	431
Yaskawa Electric Corp	9,100	419			$1,533
		$1,164	Real Estate - (0.02)%
Media - (1.05)%			CapitaLand Ltd	22,000	60
Charter Communications Inc	3,196	1,093
Comcast Corp - Class A	10,090	365	REITs - (1.99)%
DISH Network Corp	8,718	363	American Tower Corp	8,069	1,124
Singapore Press Holdings Ltd	9,700	19	Apartment Investment & Management Co	2,956	114
Twenty-First Century Fox Inc - A Shares	34,825	1,282	Boston Properties Inc	2,884	343
Walt Disney Co/The	6,915	714	Crown Castle International Corp	7,637	841
		$3,836	Digital Realty Trust Inc	1,026	103
			Duke Realty Corp	4,277	106
Metal Fabrication & Hardware - (0.32)%			Equinix Inc	1,494	586
Tenaris SA	65,831	1,136	Essex Property Trust Inc	86	19
			Extra Space Storage Inc	2,368	201
Mining - (0.10)%			Federal Realty Investment Trust	364	42
Newmont Mining Corp	9,963	381	GGP Inc	17,990	381
			HCP Inc	8,827	191
			Host Hotels & Resorts Inc	13,894	258
Miscellaneous Manufacturers - (0.15)%			Iron Mountain Inc	5,322	168
Parker-Hannifin Corp	2,495	445	Kimco Realty Corp	8,002	120
Textron Inc	1,978	118	Macerich Co/The	2,650	156
		$563	Prologis Inc	895	54
Office & Business Equipment - (0.36)%			Public Storage	2,835	551
Konica Minolta Inc	22,200	204	Regency Centers Corp	656	38
Ricoh Co Ltd	88,300	948	SBA Communications Corp	2,226	350
Xerox Corp	4,925	149	Simon Property Group Inc	5,815	893
		$1,301	SL Green Realty Corp	1,744	169
			UDR Inc	5,035	169
Oil & Gas - (1.46)%			Vornado Realty Trust	3,572	237
Anadarko Petroleum Corp	9,978	569	Welltower Inc	1,041	55
Cabot Oil & Gas Corp	8,657	209			$7,269
Chesapeake Energy Corp	17,088	48
Chevron Corp	2,527	283	Retail - (2.53)%
Cimarex Energy Co	1,973	190	Aeon Co Ltd	29,200	492
Concho Resources Inc	3,030	457	CarMax Inc	3,411	211
Devon Energy Corp	9,869	303	Chipotle Mexican Grill Inc	526	167
EOG Resources Inc	10,868	1,102	Costco Wholesale Corp	6,685	1,276
EQT Corp	4,968	250	Darden Restaurants Inc	2,322	214
Helmerich & Payne Inc	2,252	146	Don Quijote Holdings Co Ltd	5,300	297
Newfield Exploration Co	3,803	89	FamilyMart UNY Holdings Co Ltd	11,000	829
Occidental Petroleum Corp	14,390	944	Fast Retailing Co Ltd	200	79
Pioneer Natural Resources Co	3,450	587	Genuine Parts Co	2,740	252
Range Resources Corp	4,664	62	Isetan Mitsukoshi Holdings Ltd	38,500	452
		$5,239	J Front Retailing Co Ltd	2,000	36
			L Brands Inc	5,301	261
Oil & Gas Services - (0.24)%			Lawson Inc	500	33
Halliburton Co	12,049	559	Marui Group Co Ltd	37,000	708
Saipem SpA	71,302	290	Nordstrom Inc	3,114	160
		$849	Pandora A/S	3,951	412
Packaging & Containers - (0.05)%			Starbucks Corp	26,461	1,511
WestRock Co	2,613	171	Tapestry Inc	5,353	273
			Tiffany & Co	677	68
			Ulta Beauty Inc	1,148	233
Pharmaceuticals - (0.77)%			Walmart Inc	12,843	1,156
Allergan PLC	1,205	186			$9,120

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
February 28, 2018 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	INVESTMENT COMPANIES (continued)	Shares	Value (000's)

Savings & Loans - 0.00%			Exchange Traded Funds (continued)
People's United Financial Inc	105	$2	Health Care Select Sector SPDR Fund	11,135	$937
			Industrial Select Sector SPDR Fund	15,234	1,167
Semiconductors - (1.22)%			SPDR S&P 500 ETF Trust	24,251	6,588
Advantest Corp	8,300	173	Technology Select Sector SPDR Fund	71,318	4,862
Broadcom Ltd	6,397	1,577			$16,660
Microchip Technology Inc	4,914	437	TOTAL INVESTMENT COMPANIES (proceeds $13,310)		$16,660
NVIDIA Corp	6,648	1,609	TOTAL SHORT SALES (proceeds $127,133)		$136,286
Renesas Electronics Corp	15,600	178
SUMCO Corp	3,200	85
Xilinx Inc	4,790	341
		$4,400

Software - (2.03)%
Activision Blizzard Inc	14,212	1,039
Adobe Systems Inc	2,837	593
Akamai Technologies Inc	3,317	224
ANSYS Inc	1,590	254
Autodesk Inc	4,570	537
Cadence Design Systems Inc	5,308	206
Cerner Corp	7,103	456
DeNA Co Ltd	7,000	128
Electronic Arts Inc	5,771	714
Intuit Inc	4,812	803
Red Hat Inc	3,668	541
salesforce.com Inc	13,578	1,578
Synopsys Inc	2,817	239
		$7,312

Telecommunications - (0.30)%
CenturyLink Inc	19,851	351
Singapore Telecommunications Ltd	24,500	62
SoftBank Group Corp	7,800	643
		$1,056

Textiles - (0.10)%
Mohawk Industries Inc	1,431	342

Toys, Games & Hobbies - (0.11)%
Hasbro Inc	2,328	223
Nintendo Co Ltd	400	182
		$405

Transportation - (1.83)%
AP Moller - Maersk A/S	159	258
ComfortDelGro Corp Ltd	12,300	19
CSX Corp	16,728	899
FedEx Corp	5,036	1,241
Keihan Holdings Co Ltd	6,900	216
Keikyu Corp	20,300	362
Keio Corp	7,700	336
Kintetsu Group Holdings Co Ltd	10,300	395
Mitsubishi Logistics Corp	3,900	91
Nagoya Railroad Co Ltd	10,400	265
Nankai Electric Railway Co Ltd	7,400	188
Nippon Yusen KK	5,100	110
Odakyu Electric Railway Co Ltd	20,300	412
Seibu Holdings Inc	22,100	376
Tokyu Corp	1,200	19
United Parcel Service Inc	8,675	906
Yamato Holdings Co Ltd	22,600	562
		$6,655

Water - (0.07)%
American Water Works Co Inc	3,422	271

TOTAL COMMON STOCKS (proceeds $113,823)		$119,626
INVESTMENT COMPANIES - (4.62)%	Shares	Value (000's)

Exchange Traded Funds - (4.62)%
Consumer Discretionary Select Sector SPDR	15,507	1,614
Fund
Consumer Staples Select Sector SPDR Fund	27,940	1,492

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 0.10%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
SPDR Nuveen S&P High Yield Municipal	1,040	$58	Florida (continued)
Bond ETF			Northern Palm Beach County Improvement
VanEck Vectors High-Yield Municipal Index	1,000	31	District
ETF			5.00%, 08/01/2046	$500	$522
VanEck Vectors Short High-Yield Municipal	1,000	24	Orange County Housing Finance Authority
Index ETF			7.00%, 10/01/2025	435	441
		$113			$5,314
TOTAL INVESTMENT COMPANIES		$113	Georgia - 2.15%
	Principal		Atlanta Development Authority
MUNICIPAL BONDS - 104.66%	Amount (000's)	Value (000's)	7.00%, 01/01/2040	2,000	2,050
Alabama - 2.45%			City of Atlanta GA
Lower Alabama Gas District/The			7.38%, 01/01/2031	500	524
5.00%, 09/01/2034	$2,500	$2,929			$2,574
			Illinois - 16.27%
Arizona - 4.25%			Chicago O'Hare International Airport
Navajo Nation			5.00%, 01/01/2033	1,250	1,401
5.50%, 12/01/2030 (a)	2,500	2,767	Chicago Park District
Salt Verde Financial Corp			5.00%, 01/01/2040	1,000	1,079
5.00%, 12/01/2032	2,000	2,326	City of Chicago IL
		$5,093	5.50%, 01/01/2042	300	316
California - 9.82%			6.00%, 01/01/2038	2,000	2,266
Abag Finance Authority for Nonprofit Corps			7.46%, 02/15/2026	1,884	1,361
5.00%, 08/01/2043	500	548	City of Chicago IL Wastewater Transmission
California Educational Facilities Authority			Revenue
5.00%, 10/01/2038 (b)	900	920	5.00%, 01/01/2031	760	829
5.00%, 01/01/2039 (b)	1,724	1,777	5.00%, 01/01/2039	1,200	1,288
California Statewide Communities			Illinois Finance Authority
Development Authority			4.38%, 12/01/2042	500	466
5.00%, 11/01/2041 (a)	375	404	Illinois State Toll Highway Authority
California Statewide Communities			5.00%, 01/01/2040 (b)	5,000	5,593
Development Authority (credit support from			Metropolitan Pier & Exposition Authority
GNMA COLL)			5.00%, 06/15/2057	500	531
4.90%, 07/20/2039 (c)	500	521	Metropolitan Pier & Exposition
California Statewide Financing Authority			Authority (credit support from NATL)
6.00%, 05/01/2043	1,000	1,000	5.50%, 06/15/2029 (c)	1,000	1,131
Golden State Tobacco Securitization Corp			Sales Tax Securitization Corp
5.30%, 06/01/2037	1,000	1,019	4.00%, 01/01/2048	2,000	2,006
5.75%, 06/01/2047	1,200	1,209	State of Illinois
Golden State Tobacco Securitization			5.50%, 07/01/2027	1,150	1,213
Corp (credit support from GOLDEN ST TOB					$19,480
SECURITIZATION)			Indiana - 0.54%
5.00%, 06/01/2033 (c)	970	971	Indiana Finance Authority
La Verne Public Financing Authority			5.00%, 10/01/2044	300	312
7.25%, 09/01/2026	595	596	Town of Shoals IN
Morongo Band of Mission Indians/The			7.25%, 11/01/2043	300	338
6.50%, 03/01/2028 (a)	825	825			$650
Oakland Unified School District/Alameda			Louisiana - 1.64%
County			Louisiana Local Government Environmental
5.00%, 08/01/2035	1,225	1,395	Facilities & Community Development
Sacramento Area Flood Control			Authority
Agency (credit support from BAM)			3.50%, 11/01/2032	2,000	1,958
5.00%, 10/01/2039 (c)	500	555	Louisiana Public Facilities Authority
		$11,740	0.00%, 07/01/2039 (e)	278	3
Colorado - 3.57%					$1,961
Centerra Metropolitan District No 1			Maine - 0.90%
5.00%, 12/01/2037 (a)	1,000	1,030	Finance Authority of Maine
Colorado Health Facilities Authority			5.25%, 01/01/2025 (a)	1,000	1,083
5.00%, 05/15/2040	1,000	1,091
Eagle County Airport Terminal Corp			Maryland - 0.89%
5.00%, 05/01/2037	1,000	1,101	City of Westminster MD
Southlands Metropolitan District No 1			6.25%, 07/01/2044	600	643
5.00%, 12/01/2047	1,000	1,059	Maryland Economic Development Corp
		$4,281	5.38%, 06/01/2025	390	422
Connecticut - 2.11%					$1,065
Mohegan Tribal Finance Authority			Michigan - 0.91%
7.00%, 02/01/2045 (a)	2,400	2,528	Michigan Finance Authority
			5.00%, 07/01/2035	1,000	1,093
Florida - 4.45%
Florida Development Finance Corp			Minnesota - 0.99%
5.63%, 01/01/2047 (a),(d)	1,000	1,030	Housing & Redevelopment Authority of The
Greater Orlando Aviation Authority			City of St Paul Minnesota
5.00%, 10/01/2047 (b)	2,999	3,321	5.00%, 11/15/2030	1,000	1,183

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Missouri - 1.34%			Ohio (continued)
City of St Louis MO Airport Revenue (credit			Buckeye Tobacco Settlement Financing
support from NATL)			Authority (credit support from BUCKEYE
5.50%, 07/01/2028 (c)	$400	$493	OHIO TOB SETTLEMENT)
Kansas City Industrial Development			5.75%, 06/01/2034 (c)	$2,000	$1,901
Authority			County of Hamilton OH
5.00%, 04/01/2046 (a)	1,100	1,113	5.00%, 01/01/2036	1,400	1,513
		$1,606	Ohio Air Quality Development Authority
Montana - 1.23%			3.75%, 12/01/2023 (d)	1,000	340
City of Kalispell MT			4.50%, 01/15/2048 (a)	1,000	1,024
5.25%, 05/15/2037	1,400	1,469			$7,185
			Oklahoma - 2.10%
Nevada - 1.76%			Oklahoma Development Finance Authority
Las Vegas Redevelopment Agency			5.00%, 08/01/2047	1,000	1,065
5.00%, 06/15/2045	1,000	1,099	Tulsa Airports Improvement Trust
State of Nevada Department of Business &			5.00%, 06/01/2035 (d)	300	324
Industry			Tulsa County Industrial Authority
5.13%, 12/15/2037 (a)	1,000	1,003	5.25%, 11/15/2045	1,000	1,127
		$2,102			$2,516
New Jersey - 8.54%			Oregon - 0.44%
Casino Reinvestment Development Authority			Warm Springs Reservation Confederated
5.25%, 11/01/2039	250	266	Tribe
Essex County Improvement Authority			6.38%, 11/01/2033	500	525
5.25%, 07/01/2045 (a)	1,300	1,304
New Jersey Economic Development			Pennsylvania - 5.15%
Authority			Blythe Township Solid Waste Authority
5.00%, 07/15/2028	500	543	7.75%, 12/01/2037	1,000	1,049
5.00%, 06/15/2047	500	526	Commonwealth Financing Authority
5.00%, 10/01/2047	1,000	1,073	5.00%, 06/01/2028	1,000	1,137
5.63%, 11/15/2030	1,500	1,697	5.00%, 06/01/2035	1,000	1,101
5.75%, 09/15/2027	500	554	Lancaster County Hospital Authority/PA
New Jersey Economic Development			5.00%, 07/01/2045	1,250	1,322
Authority (credit support from ST APPROP)			Pennsylvania Economic Development
5.25%, 06/15/2040 (c)	1,000	1,058	Financing Authority
New Jersey Transportation Trust Fund			5.50%, 11/01/2044	1,000	1,053
Authority			6.00%, 06/01/2031	500	501
5.25%, 06/15/2032	2,000	2,153			$6,163
South Jersey Port Corp			South Carolina - 0.44%
5.00%, 01/01/2048	1,000	1,055	South Carolina Jobs-Economic Development
		$10,229	Authority
New York - 7.13%			5.25%, 11/15/2047	500	531
Brooklyn Arena Local Development Corp
6.25%, 07/15/2040	480	521	South Dakota - 0.42%
Build NYC Resource Corp			Oglala Sioux Tribe
5.00%, 07/01/2035	1,500	1,616	5.75%, 10/01/2025 (a)	500	503
City of New York NY
1.12%, 10/01/2046 (d)	1,000	1,000	Tennessee - 3.28%
Glen Cove Local Economic Assistance Corp			Chattanooga Health Educational & Housing
5.00%, 01/01/2056	1,000	1,034	Facility Board
New York Counties Tobacco Trust VI			5.00%, 10/01/2028	1,050	1,185
5.00%, 06/01/2041	400	432	5.00%, 10/01/2035	500	543
New York State Thruway Authority			Metropolitan Government Nashville &
5.25%, 01/01/2056	1,000	1,125	Davidson County Health & Educational Facs
New York Transportation Development Corp			Bd
5.00%, 08/01/2021	1,500	1,630	5.00%, 07/01/2040	2,000	2,206
5.00%, 01/01/2023	560	618			$3,934
Westchester County Local Development			Texas - 8.35%
Corp			Arlington Higher Education Finance Corp
5.00%, 06/01/2047	500	556	5.00%, 12/01/2046	1,100	1,169
		$8,532	Austin Convention Enterprises Inc
North Carolina - 0.89%			5.00%, 01/01/2034	500	563
North Carolina Medical Care Commission			City of Houston TX Airport System Revenue
5.25%, 10/01/2035	1,000	1,060	4.50%, 07/01/2020	1,000	1,045
			5.00%, 07/15/2028	1,500	1,683
Ohio - 6.00%			Harris County Cultural Education Facilities
Buckeye Tobacco Settlement Financing			Finance Corp
Authority			6.00%, 10/01/2043	1,075	1,228
6.00%, 06/01/2042	2,500	2,407	North Texas Tollway Authority
			5.00%, 01/01/2045	615	679
			5.00%, 01/01/2048	500	549
			Port Beaumont Navigation District
			7.25%, 02/01/2036 (a),(d)	1,000	1,039

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund February 28, 2018 (unaudited)

	Principal		Portfolio Summary (unaudited)
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Texas (continued)			Revenue Bonds	81.62%
Tarrant County Cultural Education Facilities			Insured	6.37%
Finance Corp			General Obligation Unlimited	6.06%
6.00%, 11/15/2027	$1,000	$1,081	Prerefunded	5.93%
Texas Private Activity Bond Surface			Tax Allocation	1.78%
Transportation Corp			Certificate Participation	1.14%
6.88%, 12/31/2039	550	596	General Obligation Limited	0.90%
7.00%, 12/31/2038	300	352	Special Assessment	0.44%
		$9,984	Special Tax	0.42%
Utah - 0.84%			Investment Companies	0.10%
Utah Charter School Finance Authority (credit			Liability For Floating Rate Notes Issued	(5.22)%
support from UT CSCE)			Other Assets and Liabilities	0.46%
5.38%, 06/15/2048 (a),(c)	1,000	1,005	TOTAL NET ASSETS	100.00%

Virginia - 0.91%
County of Botetourt VA
6.00%, 07/01/2044	1,000	1,090

Washington - 1.45%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	500	546
Washington Economic Development Finance
Authority
7.50%, 01/01/2032 (a)	1,000	1,179
		$1,725
West Virginia - 0.43%
Monongalia County Commission Special
District
5.75%, 06/01/2043 (a)	500	519

Wisconsin - 3.02%
Public Finance Authority
4.00%, 08/01/2035	500	485
5.00%, 12/01/2025 (a)	2,200	2,473
5.25%, 04/01/2030	600	643
		$3,601
TOTAL MUNICIPAL BONDS		$125,253
Total Investments		$125,366
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.22)%
Notes with interest rates of 1.11% - 1.29% at	$(6,248)	$(6,248)
February 28, 2018 and contractual maturity of
collateral from 2018-2025.(f)
Total Net Investments		$119,118
Other Assets and Liabilities - 0.46%		$553
TOTAL NET ASSETS - 100.00%		$119,671

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,829 or 17.41% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Non-income producing security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2018.

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund February 28, 2018 (unaudited)

COMMON STOCKS - 95.06%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.48%			Holding Companies - Diversified (continued)
Smiles Fidelidade SA	139,079	$3,597	Tekfen Holding AS	813,000	$3,865
					$13,884
Agriculture - 0.47%			Home Furnishings - 0.53%
KT&G Corp	38,106	3,514	Haier Electronics Group Co Ltd (a)	1,155,000	3,934

Automobile Manufacturers - 2.00%			Insurance - 6.05%
Geely Automobile Holdings Ltd	4,660,600	14,954	People's Insurance Co Group of China Ltd/The	7,000,000	3,748
			PICC Property & Casualty Co Ltd	3,783,000	7,420
Automobile Parts & Equipment - 0.54%			Ping An Insurance Group Co of China Ltd	2,630,400	27,707
Minth Group Ltd	693,000	4,067	Powszechny Zaklad Ubezpieczen SA	250,000	3,101
			Samsung Life Insurance Co Ltd	28,444	3,196
Banks - 14.15%					$45,172
China Construction Bank Corp	25,960,828	26,618	Internet - 15.24%
China Merchants Bank Co Ltd	4,222,300	17,603	Alibaba Group Holding Ltd ADR(a)	181,200	33,729
Industrial & Commercial Bank of China Ltd	25,959,300	22,131	Autohome Inc ADR	77,600	6,069
Kiatnakin Bank PCL	1,388,500	3,438	NCSoft Corp	42,200	14,583
OTP Bank PLC	92,000	4,099	Tencent Holdings Ltd	655,105	35,840
Sberbank of Russia PJSC ADR	1,227,600	24,859	Weibo Corp ADR(a)	95,000	12,209
Thanachart Capital PCL	2,027,300	3,589	YY Inc ADR(a)	88,000	11,381
Turkiye Garanti Bankasi AS	1,100,000	3,380			$113,811
		$105,717	Iron & Steel - 0.97%
Building Materials - 2.97%			Kumba Iron Ore Ltd	155,800	4,581
Anhui Conch Cement Co Ltd	2,511,700	13,345	Severstal PJSC	163,400	2,647
China Resources Cement Holdings Ltd	5,263,000	4,031			$7,228
Xinyi Glass Holdings Ltd	3,118,900	4,821	Leisure Products & Services - 0.56%
		$22,197	CVC Brasil Operadora e Agencia de Viagens	241,000	4,163
Chemicals - 5.75%			SA
Indorama Ventures PCL	4,700,000	8,048
Kingboard Laminates Holdings Ltd	2,200,000	3,821	Media - 0.82%
LG Chem Ltd	33,000	11,653	CJ E&M Corp	76,900	6,108
Lotte Chemical Corp	25,820	10,862
PTT Global Chemical PCL	2,718,700	8,546	Metal Fabrication & Hardware - 1.43%
		$42,930	Catcher Technology Co Ltd	898,600	10,662
Coal - 2.53%
China Shenhua Energy Co Ltd	5,420,800	15,342	Mining - 1.46%
Exxaro Resources Ltd	320,000	3,555	Grupo Mexico SAB de CV	2,101,600	7,117
		$18,897	Korea Zinc Co Ltd	8,000	3,776
Commercial Services - 1.05%					$10,893
Localiza Rent a Car SA	548,230	4,339	Miscellaneous Manufacturers - 1.28%
New Oriental Education & Technology Group	38,400	3,510	Sunny Optical Technology Group Co Ltd	582,925	9,534
Inc ADR
		$7,849	Oil & Gas - 6.75%
Computers - 1.02%			Polski Koncern Naftowy ORLEN SA	118,139	3,303
Infosys Ltd ADR	430,000	7,594	PTT PCL	787,000	14,168
			SK Innovation Co Ltd	34,466	6,488
Distribution & Wholesale - 0.46%			Star Petroleum Refining PCL	14,030,000	7,875
LG Corp	43,000	3,427	Tatneft PJSC ADR	64,000	4,004
			Thai Oil PCL	2,478,000	8,102
Diversified Financial Services - 3.06%			Tupras Turkiye Petrol Rafinerileri AS	212,300	6,516
Hana Financial Group Inc	85,400	3,869			$50,456
KB Financial Group Inc	161,400	9,524	Pharmaceuticals - 1.71%
Meritz Securities Co Ltd	749,000	3,364	CSPC Pharmaceutical Group Ltd	1,978,000	4,514
Shinhan Financial Group Co Ltd	65,000	2,825	Richter Gedeon Nyrt	87,137	1,917
Taishin Financial Holding Co Ltd	6,754,253	3,249	Sino Biopharmaceutical Ltd	3,400,000	6,371
		$22,831			$12,802
Electronics - 2.46%			Real Estate - 1.72%
AAC Technologies Holdings Inc	730,518	14,258	China Vanke Co Ltd	2,895,400	12,846
BYD Electronic International Co Ltd	1,677,500	4,121
		$18,379	Retail - 2.46%
Food - 1.34%			ANTA Sports Products Ltd	1,971,300	9,699
BIM Birlesik Magazalar AS	160,000	3,151	Via Varejo SA	514,000	4,377
X5 Retail Group NV (a)	193,305	6,874	Zhongsheng Group Holdings Ltd	1,706,000	4,300
		$10,025			$18,376
Forest Products & Paper - 0.84%			Semiconductors - 10.12%
Mondi PLC	241,954	6,294	Nanya Technology Corp	1,642,000	4,479
			Parade Technologies Ltd	194,000	3,618
Gas - 0.49%			Samsung Electronics Co Ltd	27,277	29,288
ENN Energy Holdings Ltd	478,000	3,635	Taiwan Semiconductor Manufacturing Co Ltd	808,317	35,040
			ADR
Holding Companies - Diversified - 1.86%			Win Semiconductors Corp	352,104	3,186
KOC Holding AS	480,300	2,271			$75,611
Siam Cement PCL/The	496,100	7,748

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Shipbuilding - 0.47%
Yangzijiang Shipbuilding Holdings Ltd	3,137,000	$3,540

Software - 1.39%
Chinasoft International Ltd	4,466,400	3,257
NetEase Inc ADR	11,335	3,325
TravelSky Technology Ltd	1,200,300	3,795
		$10,377
Water - 0.63%
Cia de Saneamento Basico do Estado de Sao	407,900	4,726
Paulo

TOTAL COMMON STOCKS		$710,030
INVESTMENT COMPANIES - 2.51%	Shares Held	Value (000's)
Money Market Funds - 2.51%
Principal Government Money Market Fund (b)	18,743,500	18,744

TOTAL INVESTMENT COMPANIES		$18,744
Total Investments		$728,774
Other Assets and Liabilities - 2.43%		$18,165
TOTAL NET ASSETS - 100.00%		$746,939

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Country		Percent
China		44.50%
Korea, Republic Of		15.08%
Thailand		8.23%
Taiwan, Province Of China		8.06%
Russian Federation		5.15%
Hong Kong		3.07%
Brazil		2.84%
Turkey		2.56%
United States		2.51%
South Africa		1.93%
India		1.02%
Mexico		0.95%
Poland		0.86%
Hungary		0.81%
Other Assets and Liabilities		2.43%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$99,536	$80,792		$18,744
		$—		$99,536	$80,792		$18,744

		Realized Gain/Loss		Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$38		$—			$—	$—
	$38		$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI Emerging Markets; March 2018	Long		420	$24,843			$202
Total							$202

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 0.63%		Shares Held	Value (000	's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Money Market Funds - 0.63%					Electric (continued)
Principal Government Money Market Fund (a)		37,029,918	$37,030		Entergy Utility Group Inc 5.50%, 04/01/2066	46,851	$1,202
					Georgia Power Co 5.00%, 10/01/2077	275,000	6,630
TOTAL INVESTMENT COMPANIES			$37,030		Integrys Holding Inc 6.00%, 08/01/2073	57,600	1,526
CONVERTIBLE PREFERRED STOCKS -					3 Month LIBOR + 3.22%
1.36%		Shares Held	Value (000	's)	Interstate Power & Light Co 5.10% (b)	501,100	12,362
Banks - 1.36%					NextEra Energy Capital Holdings Inc 5.00%,	491,093	11,904
Wells Fargo & Co 7.50% (b)		63,017	$80,347		01/15/2073
					NextEra Energy Capital Holdings Inc 5.13%,	662,215	15,979
TOTAL CONVERTIBLE PREFERRED STOCKS			$80,347		11/15/2072
					SCE Trust V 5.45% (b)	6,801	176
PREFERRED STOCKS - 21.96%		Shares Held	Value (000	's)
Banks - 5.78%					3 Month LIBOR + 3.79%
AgriBank FCB 6.88% (b)		61,700	6,664		SCE Trust VI 5.00% (b)	421,622	9,588
3 Month LIBOR + 4.23%					Southern Co/The 5.25%, 10/01/2076	111,000	2,727
Bank of America Corp 6.63% (b)		196,493	5,089		Southern Co/The 5.25%, 12/01/2077	555,000	13,298
Bank of New York Mellon Corp/The 5.20%		139,534	3,479				$153,202
(b)					Food - 0.47%
BB&T Corp 5.63% (b)		144,300	3,704		Dairy Farmers of America Inc 7.88% (b),(d)	12,000	1,186
Capital One Financial Corp 6.00% (b)		532,229	13,449		Dairy Farmers of America Inc 7.88% (b),(d)	232,500	26,548
Citigroup Inc 6.88% (b)		9,618	252				$27,734
Citigroup Inc 6.88% (b)		493,542	13,790		Hand & Machine Tools - 0.51%
3 Month LIBOR + 4.13%					Stanley Black & Decker Inc 5.75%,	1,179,669	30,282
Cullen/Frost Bankers Inc 5.38% (b)		241,889	5,987		07/25/2052
Goldman Sachs Group Inc/The 5.50% (b)		774,944	20,513
3 Month LIBOR + 3.64%					Insurance - 4.11%
HSBC Holdings PLC 6.20% (b)		589,601	15,200		Aegon NV 4.00% (b)	9,977	245
HSBC Holdings PLC	8.00% (b)	82,100	2,167		3 Month LIBOR + 0.88%
Huntington Bancshares Inc/OH 5.88% (b)		326,087	8,446		Aegon NV 6.38% (b)	541,280	13,954
Huntington Bancshares Inc/OH 6.25% (b)		1,050,000	28,245		Allstate Corp/The 5.10%, 01/15/2053	540,300	14,226
ING Groep NV	6.13% (b)	52,468	1,354		3 Month LIBOR + 3.17%
ING Groep NV 6.38% (b)		761,792	19,692		Allstate Corp/The 6.25% (b)	181,500	4,822
KeyCorp 6.13% (b)		780,000	21,528		Allstate Corp/The 6.63% (b)	380,000	9,967
3 Month LIBOR + 3.89%					American Financial Group Inc/OH 6.25%,	250,786	6,458
M&T Bank Corp 6.38% (b)		17,852	18,298		09/30/2054
M&T Bank Corp	6.38% (b)	11,380	11,664		Arch Capital Group Ltd 5.25% (b)	283,500	6,611
Morgan Stanley 5.85% (b)		347,500	9,240		Arch Capital Group Ltd 5.45% (b)	54,104	1,309
3 Month LIBOR + 3.49%					Aspen Insurance Holdings Ltd 5.95% (b)	129,578	3,434
Morgan Stanley	7.13% (b)	126,282	3,620		3 Month LIBOR + 4.06%
3 Month LIBOR + 4.32%					Axis Capital Holdings Ltd 5.50% (b)	10,287	250
PNC Financial Services Group Inc/The		1,730,132	47,959		Axis Capital Holdings Ltd 5.50% (b)	154,159	3,831
6.13% (b)					Hartford Financial Services Group Inc/The	1,044,739	30,851
3 Month LIBOR + 4.07%					7.88%, 04/15/2042
State Street Corp	5.25% (b)	1,421,238	35,176		3 Month LIBOR + 5.60%
State Street Corp 5.90% (b)		241,300	6,503		Prudential PLC 6.75% (b)	78,165	2,054
3 Month LIBOR + 3.11%					Reinsurance Group of America Inc 6.20%,	577,300	16,084
State Street Corp 6.00% (b)		349,700	9,127		09/15/2042
US Bancorp 6.50% (b)		197,845	5,524		3 Month LIBOR + 4.37%
3 Month LIBOR + 4.47%					RenaissanceRe Holdings Ltd 5.38% (b)	654,975	15,896
Valley National Bancorp 6.25% (b)		174,760	4,830		RenaissanceRe Holdings Ltd 6.08% (b)	172,247	4,349
3 Month LIBOR + 3.85%					WR Berkley Corp 5.63%, 04/30/2053	1,262,728	32,061
Webster Financial Corp 5.25% (b)		194,856	4,716		WR Berkley Corp 5.75%, 06/01/2056	66,429	1,689
Wells Fargo & Co 5.63% (b)		195,171	4,873		XLIT Ltd 4.84% (b)	76,419	74,126
Wells Fargo & Co 5.85% (b)		125,027	3,319		3 Month LIBOR + 3.12%
3 Month LIBOR + 3.09%							$242,217
Wells Fargo & Co 6.63% (b)		236,676	6,549		Miscellaneous Manufacturers - 0.16%
3 Month LIBOR + 3.69%					General Electric Co 4.88%, 01/29/2053	299,666	7,519
			$340,957		General Electric Co 4.88%, 10/15/2052	80,187	2,015
Diversified Financial Services - 0.07%							$9,534
Charles Schwab Corp/The 6.00% (b)		143,663	3,770		REITs - 2.94%
					Boston Properties Inc 5.25% (b)	7,284	181
Electric - 2.60%					DDR Corp 6.25% (b)	12,487	285
Alabama Power Co 5.00% (b)		572,000	14,620		DDR Corp 6.38% (b)	460,752	10,947
Dominion Energy Inc	5.25%, 07/30/2076	897,421	21,646		Digital Realty Trust Inc 5.88% (b)	97,818	2,445
DTE Energy Co	5.25%, 12/01/2077	320,602	7,659		Digital Realty Trust Inc 6.35% (b)	205,498	5,376
DTE Energy Co	5.25%, 12/01/2062	312,400	7,579		Digital Realty Trust Inc 7.38% (b)	239,911	6,358
DTE Energy Co	5.38%, 06/01/2076	13,111	320		Federal Realty Investment Trust 5.00% (b)	49,250	1,111
Duke Energy Corp 5.13%, 01/15/2073		362,408	9,086		Kimco Realty Corp 5.25% (b)	397,387	9,017
Entergy Arkansas Inc	4.88%, 09/01/2066	10,000	244		Kimco Realty Corp 5.50% (b)	591,922	14,165
Entergy Arkansas Inc	4.90%, 12/01/2052	241,096	5,873		Kimco Realty Corp 5.63% (b)	6,000	145
Entergy Louisiana LLC	4.70%, 06/01/2063	165,100	3,908		Kimco Realty Corp 6.00% (b)	271,990	6,870
Entergy Louisiana LLC	4.88%, 09/01/2066	25,000	608		National Retail Properties Inc 5.20% (b)	121,500	2,805
Entergy Louisiana LLC	5.25%, 07/01/2052	230,991	5,782		National Retail Properties Inc 5.70% (b)	2,000	49
Entergy Texas Inc 5.63%, 06/01/2064		15,618	405		Prologis Inc 8.54% (b)	167,700	11,603
Entergy Utility Group Inc 5.00%, 12/01/2052		3,299	80		PS Business Parks Inc5.20% (b)	3,332	78

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2018 (unaudited)

PREFERRED STOCKS (continued)		Shares Held	Value (000's)		Principal
REITs (continued)				BONDS (continued)	Amount (000's)	Value (000's)
PS Business Parks Inc 5.25% (b)		57,755	$1,352	Banks (continued)
PS Business Parks Inc 5.70% (b)		377,419	9,273	Bank of America Corp
PS Business Parks Inc 5.75% (b)		534,494	13,250	6.25%, 12/31/2049 (b),(e)	$1,004	$1,080
Public Storage	4.90% (b)	16,000	376	3 Month LIBOR + 3.71%
Public Storage 4.95% (b)		4,000	95	6.30%, 12/31/2049 (b),(e)	40,055	43,960
Public Storage	5.05% (b)	186,105	4,457	3 Month LIBOR + 4.55%
Public Storage 5.15% (b)		2,000	48	6.50%, 12/31/2049 (b),(e)	71,285	78,160
Public Storage	5.20% (b)	70,407	1,714	3 Month LIBOR + 4.17%
Public Storage	5.88% (b)	237,401	6,201	Bank of New York Mellon Corp/The
Public Storage 6.00% (b)		580,214	15,318	4.62%, 12/31/2049 (b),(e)	36,577	36,275
Public Storage	6.38% (b)	131,181	3,495	3 Month LIBOR + 3.13%
Senior Housing Properties Trust 5.63%,		113,931	2,713	4.95%, 12/31/2049 (b),(e)	75,100	76,884
08/01/2042				3 Month LIBOR + 3.42%
Senior Housing Properties Trust 6.25%,		150,000	3,787	Bank of Nova Scotia/The
02/01/2046				4.65%, 12/31/2049 (b),(e)	17,000	16,490
Ventas Realty LP / Ventas Capital Corp		198,708	4,928	3 Month LIBOR + 2.65%
5.45%, 03/15/2043				Barclays Bank PLC
Vornado Realty Trust 5.25% (b)		390,261	9,269	7.63%, 11/21/2022	8,000	8,905
Vornado Realty Trust 5.40% (b)		192,362	4,659	7.75%, 04/10/2023 (e)	14,200	14,271
Vornado Realty Trust 5.70% (b)		830,177	20,821	USSW5 Index Spread + 6.83%
			$173,191	10.18%, 06/12/2021	3,000	3,574
Savings & Loans - 0.05%				10.18%, 06/12/2021 (d)	3,460	4,122
People's United Financial Inc 5.63% (b)		46,852	1,248	Barclays PLC
3 Month LIBOR + 4.02%				6.63%, 12/31/2049 (b),(e)	14,178	14,587
Sterling Bancorp/DE 6.50% (b)		59,241	1,537	USSW5 Index Spread + 5.02%
			$2,785	8.25%, 12/31/2049 (b),(e)	68,658	71,233
Sovereign - 1.14%				USSW5 Index Spread + 6.71%
CoBank ACB	6.13% (b)	8,000	808	BNP Paribas SA
CoBank ACB 6.20% (b)		65,000	6,958	7.19%, 06/29/2049 (b),(e)	13,400	15,176
3 Month LIBOR + 3.74%				3 Month LIBOR + 1.29%
CoBank ACB 6.25% (b),(d)		296,500	31,726	7.20%, 06/29/2049 (b),(d),(e)	13,800	15,628
3 Month LIBOR + 4.56%				3 Month LIBOR + 1.29%
Farm Credit Bank of Texas 6.75% (b),(d)		258,000	27,864	7.37%, 12/31/2049 (b),(d),(e)	100	111
3 Month LIBOR + 4.01%				USSW5 Index Spread + 5.15%
				7.63%, 12/31/2049 (b),(d),(e)	26,600	28,927
			$67,356
Telecommunications - 4.13%				USSW5 Index Spread + 6.31%
				7.63%, 12/31/2049 (b),(e)	20,000	21,750
Centaur Funding Corp 0.00%, 04/21/2020		26,500	24,910
(c),(d)				USSW5 Index Spread + 6.31%
Centaur Funding Corp 9.08%, 04/21/2020		100,666	111,934	BPCE SA
(a),(d)				5.70%, 10/22/2023 (d)	6,000	6,484
Qwest Corp	6.13%, 06/01/2053	877,752	17,994	Capital One Financial Corp
				5.55%, 12/31/2049 (b),(e)	19,625	20,220
Qwest Corp	6.88%, 10/01/2054	245,198	5,610
Qwest Corp	7.00%, 04/01/2052	239,554	5,630	3 Month LIBOR + 3.80%
Qwest Corp	7.00%, 07/01/2052	500,017	11,745	Citigroup Capital III
Qwest Corp	7.50%, 09/15/2051	168,294	4,246	7.63%, 12/01/2036	2,700	3,504
Telephone & Data Systems Inc 6.63%,		207,988	5,270	Citigroup Inc
				5.95%, 12/29/2049 (b),(e)	24,100	25,004
03/31/2045
Telephone & Data Systems Inc 7.00%,		1,176,514	30,083	3 Month LIBOR + 4.07%
				5.95%, 12/31/2049 (b),(e)	9,000	9,322
03/15/2060
United States Cellular Corp 6.95%,		75,540	1,923	3 Month LIBOR + 4.10%
				5.95%, 12/31/2049 (b),(e)	12,457	12,949
05/15/2060
Verizon Communications Inc 5.90%,		940,059	24,301	3 Month LIBOR + 3.91%
				6.13%, 12/31/2049 (b),(e)	47,300	49,990
02/15/2054
			$243,646	3 Month LIBOR + 4.48%
				6.25%, 12/31/2049 (b),(e)	86,582	93,076
TOTAL PREFERRED STOCKS			$1,294,674
		Principal		3 Month LIBOR + 4.52%
				Citizens Financial Group Inc
BONDS - 74.54%		Amount (000's)	Value (000's)	5.50%, 12/31/2049 (b),(e)	7,500	7,699
Automobile Manufacturers - 0.22%				3 Month LIBOR + 3.96%
General Motors Financial Co Inc				Cooperatieve Rabobank UA
5.75%, 12/31/2049 (b),(e)		$12,700	$12,876
				11.00%, 12/29/2049 (b),(e)	7,750	8,467
3 Month LIBOR + 3.60%				3 Month LIBOR + 10.87%
				11.00%, 12/29/2049 (b),(d),(e)	91,447	99,906
Banks - 43.75%				3 Month LIBOR + 10.87%
Australia & New Zealand Banking Group				Corestates Capital III
Ltd/United Kingdom				2.41%, 02/15/2027 (d)	9,721	9,211
6.75%, 12/31/2049 (b),(d),(e)		4,000	4,375
				3 Month LIBOR + 0.57%
USD ICE SWAP Rate NY 5 + 5.17%
6.75%, 12/31/2049 (b),(e)		2,700	2,953	Countrywide Capital III
				8.05%, 06/15/2027	6,312	7,905
USD ICE SWAP Rate NY 5 + 5.17%				Credit Agricole SA
Banco Bilbao Vizcaya Argentaria SA				7.88%, 12/31/2049 (b),(d),(e)	8,000	8,930
9.00%, 12/31/2049 (b),(e)		28,000	28,315
				USSW5 Index Spread + 4.90%
USSW5 Index Spread + 8.26%				8.38%, 12/31/2049 (b),(d),(e)	42,909	46,181
				3 Month LIBOR + 6.98%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Credit Agricole SA (continued)			Lloyds Banking Group PLC	(continued)
8.38%, 12/31/2049 (b),(e)	$4,200	$4,520	7.50%, 12/31/2049 (b),(e)		$47,888	$52,497
3 Month LIBOR + 6.98%			USSW5 Index Spread + 4.76%
Credit Suisse AG			M&T Bank Corp
6.50%, 08/08/2023 (d)	29,754	32,804	5.12%, 12/31/2049 (b),(e)		15,500	15,794
6.50%, 08/08/2023	6,000	6,615	3 Month LIBOR + 3.52%
Credit Suisse Group AG			6.45%, 12/31/2049 (b),(e)		6,615	7,335
6.25%, 12/31/2049 (b),(d),(e)	9,100	9,575	3 Month LIBOR + 3.61%
USSW5 Index Spread + 3.46%			Morgan Stanley
6.25%, 12/31/2049 (b),(e)	1,475	1,552	5.55%, 12/31/2049 (b),(e)		8,500	8,809
USSW5 Index Spread + 3.46%			3 Month LIBOR + 3.81%
7.50%, 12/31/2049 (b),(e)	3,000	3,329	NB Capital Trust III
USSW5 Index Spread + 4.60%			2.27%, 01/15/2027		3,000	2,861
7.50%, 12/31/2049 (b),(d),(e)	69,040	76,621	3 Month LIBOR + 0.55%
USSW5 Index Spread + 4.60%			Nordea Bank AB
Dresdner Funding Trust I			5.50%, 12/31/2049 (b),(e)		1,200	1,221
8.15%, 06/30/2031 (d)	2,000	2,619	USD ICE SWAP Rate NY 5 + 3.56%
8.15%, 06/30/2031	17,082	22,369	6.13%, 12/31/2049 (b),(e)		1,800	1,891
First Maryland Capital I			USSW5 Index Spread + 3.39%
2.72%, 01/15/2027	2,000	1,905	6.13%, 12/31/2049 (b),(d),(e)		42,131	44,259
3 Month LIBOR + 1.00%			USSW5 Index Spread + 3.39%
First Union Capital II			Northern Trust Corp
7.95%, 11/15/2029	3,700	4,807	4.60%, 12/31/2049 (b),(e)		4,400	4,400
Goldman Sachs Group Inc/The			3 Month LIBOR + 3.20%
5.70%, 12/31/2049 (b),(e)	39,795	40,846	NTC Capital I
3 Month LIBOR + 3.88%			2.24%, 01/15/2027		3,000	2,835
HBOS Capital Funding LP			3 Month LIBOR + 0.52%
6.85%, 03/29/2049 (b)	7,000	7,141	PNC Financial Services Group Inc/The
HSBC Capital Funding Dollar 1 LP			6.75%, 07/29/2049 (b),(e)		44,035	47,594
10.18%, 12/29/2049 (b),(e)	15,200	24,311	3 Month LIBOR + 3.68%
3 Month LIBOR + 4.98%			Royal Bank of Scotland Group PLC
10.18%, 12/29/2049 (b),(d),(e)	32,900	52,620	4.01%, 03/29/2049 (b)		1,900	1,926
3 Month LIBOR + 4.98%			3 Month LIBOR + 2.32%
HSBC Holdings PLC			4.80%, 04/05/2026		7,500	7,768
6.00%, 12/31/2049 (b),(e)	20,100	20,532	7.50%, 12/31/2049 (b),(e)		45,281	47,473
USD ICE SWAP Rate NY 5 + 3.75%			USSW5 Index Spread + 5.80%
6.87%, 12/31/2049 (b),(e)	39,600	42,372	7.65%, 08/29/2049 (b),(e)		28,946	37,123
USD ICE SWAP Rate NY 5 + 5.51%			3 Month LIBOR + 2.50%
ING Groep NV			8.00%, 12/31/2049 (b),(e)		9,825	10,973
6.50%, 12/31/2049 (b),(e)	26,000	27,261	USSW5 Index Spread + 5.72%
USSW5 Index Spread + 4.45%			8.62%, 12/29/2049 (b),(e)		8,000	8,840
JPMorgan Chase & Co			USSW5 Index Spread + 7.60%
5.30%, 12/31/2049 (b),(e)	14,800	15,244	Skandinaviska Enskilda Banken AB
3 Month LIBOR + 3.80%			5.75%, 12/31/2049 (b),(e)		18,100	18,507
6.00%, 12/31/2049 (b),(e)	4,609	4,819	USSW5 Index Spread + 3.85%
3 Month LIBOR + 3.30%			Societe Generale SA
6.10%, 12/31/2049 (b),(e)	20,700	21,973	7.38%, 12/31/2049 (b),(d),(e)		14,000	15,085
3 Month LIBOR + 3.33%			USSW5 Index Spread + 6.24%
6.13%, 12/31/2049 (b),(e)	22,000	23,254	7.88%, 12/31/2049 (b),(e)		14,000	15,575
3 Month LIBOR + 3.33%			USSW5 Index Spread + 4.98%
6.75%, 12/31/2049 (b),(e)	137,707	152,166	8.00%, 12/31/2049 (b),(d),(e)		16,800	19,362
3 Month LIBOR + 3.78%			USD ICE SWAP Rate NY 5 + 5.87%
7.90%, 04/29/2049 (b),(e)	65,637	66,211	8.25%, 12/31/2049 (b),(e)		64,750	67,178
3 Month LIBOR + 3.47%			USSW5 Index Spread + 6.39%
KeyCorp			Standard Chartered PLC
5.00%, 12/31/2049 (b),(e)	20,101	20,068	7.01%, 07/29/2049 (b),(d),(e)		26,800	32,026
3 Month LIBOR + 3.61%			3 Month LIBOR + 1.46%
KeyCorp Capital III			7.50%, 12/31/2049 (b),(d),(e)		17,700	19,152
7.75%, 07/15/2029	3,500	4,347	USSW5 Index Spread + 6.30%
Lloyds Bank PLC			7.75%, 12/31/2049 (b),(d),(e)		11,000	11,949
12.00%, 12/29/2049 (b),(e)	51,489	66,942	USSW5 Index Spread + 5.72%
3 Month LIBOR + 11.76%			SunTrust Banks Inc
12.00%, 12/29/2049 (b),(d),(e)	24,750	32,178	5.63%, 12/31/2049 (b),(e)		4,400	4,545
3 Month LIBOR + 11.76%			3 Month LIBOR + 3.86%
Lloyds Banking Group PLC			SunTrust Capital I
6.41%, 01/29/2049 (b),(d),(e)	32,174	36,839	2.51%, 05/15/2027		10,900	10,219
3 Month LIBOR + 1.50%			3 Month LIBOR + 0.67%
6.66%, 01/29/2049 (b),(d),(e)	60,185	69,815	Svenska Handelsbanken AB
3 Month LIBOR + 1.27%			5.25%, 12/31/2049 (b),(e)		42,000	42,472
			USSW5 Index Spread + 3.34%
			Swedbank AB
			6.00%, 12/31/2049 (b),(e)		5,200	5,369
			USSW5 Index Spread + 4.11%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
UBS Group AG			AG Insurance SA
6.87%, 12/31/2049 (b),(e)	$18,078	$19,140	6.75%, 03/29/2049 (b),(e)	$28,200	$29,085
USD ICE SWAP Rate NY 5 + 5.50%			USSW6 Index Spread + 5.43%
6.88%, 12/31/2049 (b),(e)	15,233	16,490	AIG Life Holdings Inc
USSW5 Index Spread + 4.59%			8.50%, 07/01/2030	30,200	39,562
7.00%, 12/31/2049 (b),(e)	12,000	13,226	Allstate Corp/The
USSW5 Index Spread + 4.87%			5.75%, 08/15/2053 (e)	8,254	8,811
7.13%, 12/31/2049 (b),(e)	1,757	1,848	3 Month LIBOR + 2.94%
USSW5 Index Spread + 5.46%			6.50%, 05/15/2067 (e)	12,505	14,881
US Bancorp			3 Month LIBOR + 2.12%
5.12%, 12/31/2049 (b),(e)	21,400	22,179	American International Group Inc
3 Month LIBOR + 3.49%			8.18%, 05/15/2068 (e)	7,500	10,125
USB Realty Corp			3 Month LIBOR + 4.20%
2.87%, 12/29/2049 (b),(d)	1,500	1,342	Aon Corp
3 Month LIBOR + 1.15%			8.21%, 01/01/2027	4,500	5,805
Wells Fargo & Co			Aquarius & Investments Plc for Swiss
5.87%, 12/31/2049 (b),(e)	50,300	53,475	Reinsurance Co Ltd
3 Month LIBOR + 3.99%			6.37%, 09/01/2024 (e)	14,600	15,122
7.98%, 12/31/2049 (b),(e)	86,100	87,499	USSW5 Index Spread + 5.21%
3 Month LIBOR + 3.77%			AXA SA
Westpac Banking Corp/New Zealand			6.38%, 12/29/2049 (b),(d),(e)	27,793	32,240
5.00%, 12/31/2049 (b),(e)	7,800	7,457	3 Month LIBOR + 2.26%
USD ICE SWAP Rate NY 5 + 2.89%			8.60%, 12/15/2030	13,565	18,923
		$2,578,973	Catlin Insurance Co Ltd
Diversified Financial Services - 0.96%			4.71%, 07/29/2049 (b),(d)	46,336	45,525
Charles Schwab Corp/The			3 Month LIBOR + 2.98%
7.00%, 02/28/2049 (b),(e)	28,358	31,619	Chubb Corp/The
3 Month LIBOR + 4.82%			3.97%, 04/15/2037	565	565
Depository Trust & Clearing Corp/The			3 Month LIBOR + 2.25%
4.88%, 12/31/2049 (b),(d),(e)	1,850	1,892	Dai-ichi Life Insurance Co Ltd/The
3 Month LIBOR + 3.17%			7.25%, 12/29/2049 (b),(d),(e)	13,250	14,707
National Rural Utilities Cooperative Finance			3 Month LIBOR + 4.56%
Corp			Demeter Investments BV for Swiss Re Ltd
5.25%, 04/20/2046 (e)	21,300	22,730	5.63%, 08/15/2052 (e)	16,800	17,449
3 Month LIBOR + 3.63%			3 Month LIBOR + 3.78%
		$56,241	5.75%, 08/15/2050 (e)	10,000	10,513
Electric - 2.91%			3 Month LIBOR + 3.59%
Emera Inc			Everest Reinsurance Holdings Inc
6.75%, 06/15/2076 (e)	56,495	62,709	4.22%, 05/01/2067	32,820	32,196
3 Month LIBOR + 5.44%			3 Month LIBOR + 2.39%
Enel SpA			Great-West Life & Annuity Insurance Capital
8.75%, 09/24/2073 (d),(e)	43,300	52,090	LP
USSW5 Index Spread + 5.88%			6.63%, 11/15/2034 (d)	7,000	8,383
NextEra Energy Capital Holdings Inc			Great-West Life & Annuity Insurance Capital
3.71%, 06/15/2067	8,920	8,658	LP II
3 Month LIBOR + 2.13%			4.39%, 05/16/2046 (d)	1,750	1,746
3.76%, 10/01/2066	23,474	22,917	3 Month LIBOR + 2.54%
3 Month LIBOR + 2.07%			Hartford Financial Services Group Inc/The
4.80%, 12/01/2077 (e)	3,100	3,074	3.96%, 02/12/2067 (d)	10,885	10,640
3 Month LIBOR + 2.41%			3 Month LIBOR + 2.13%
PPL Capital Funding Inc			8.13%, 06/15/2068 (e)	5,772	5,830
4.36%, 03/30/2067	15,375	15,260	3 Month LIBOR + 4.60%
3 Month LIBOR + 2.67%			Legal & General Group PLC
Southern Co/The			5.25%, 03/21/2047 (e)	34,903	35,252
5.50%, 03/15/2057 (e)	6,500	6,767	USSW5 Index Spread + 3.69%
3 Month LIBOR + 3.63%			Liberty Mutual Group Inc
		$171,475	4.49%, 03/07/2067 (d)	12,738	12,515
Food - 0.16%			3 Month LIBOR + 2.91%
			7.80%, 03/07/2087 (d)	71,940	89,385
Dairy Farmers of America Inc
7.13%, 12/31/2049 (b),(d)	8,700	9,592	Liberty Mutual Insurance Co
			7.70%, 10/15/2097 (d)	20,025	27,421
Hand & Machine Tools - 0.21%			Lincoln National Corp
Stanley Black & Decker Inc			3.78%, 04/20/2067	54,947	51,925
5.75%, 12/15/2053 (e)	12,250	12,599	3 Month LIBOR + 2.04%
3 Month LIBOR + 4.30%			4.24%, 05/17/2066	13,109	12,798
			3 Month LIBOR + 2.36%
Insurance - 20.78%			Meiji Yasuda Life Insurance Co
			5.20%, 10/20/2045 (d),(e)	10,000	10,487
ACE Capital Trust II
9.70%, 04/01/2030	14,970	22,305	USSW5 Index Spread + 4.23%
			MetLife Capital Trust IV
			7.88%, 12/15/2067 (d)	19,020	24,346
			MetLife Inc
			6.40%, 12/15/2066	10,770	12,143

See accompanying notes.

     Schedule of Investments Preferred Securities Fund February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Telecommunications - 0.55%
MetLife Inc (continued)			Koninklijke KPN NV
9.25%, 04/08/2068 (d)	$48,075	$67,185	7.00%, 03/28/2073 (d),(e)	$13,126	$14,455
10.75%, 08/01/2069	50,223	80,357	USSW10 Index Spread + 5.33%
Mitsui Sumitomo Insurance Co Ltd			7.00%, 03/28/2073 (e)	16,000	17,620
7.00%, 03/15/2072 (d),(e)	10,700	11,929	USSW10 Index Spread + 5.33%
3 Month LIBOR + 5.90%					$32,075
MMI Capital Trust I			Transportation - 0.74%
7.63%, 12/15/2027	1,073	1,277	BNSF Funding Trust I
Nationwide Financial Services Inc			6.61%, 12/15/2055 (e)	38,509	43,778
6.75%, 05/15/2087	79,015	86,916	3 Month LIBOR + 2.35%
Nippon Life Insurance Co
4.70%, 01/20/2046 (d),(e)	5,000	5,100	TOTAL BONDS		$4,393,955
USD ICE SWAP Rate NY 5 + 3.75%			TOTAL PURCHASED OPTIONS - 0.02%		$2,818
5.10%, 10/16/2044 (d),(e)	27,300	28,763	Total Investments		$5,808,824
USD ICE SWAP Rate NY 5 + 3.65%			Other Assets and Liabilities - 1.49%		$86,320
Provident Financing Trust I			TOTAL NET ASSETS - 100.00%		$5,895,144
7.41%, 03/15/2038	37,750	42,846
Prudential Financial Inc
5.63%, 06/15/2043 (e)	66,965	70,648	(a)	Affiliated Security. Security is either an affiliate (and registered under the
3 Month LIBOR + 3.92%			Investment Company Act of 1940) or an affiliate as defined by the
5.88%, 09/15/2042 (e)	20,401	21,906	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
3 Month LIBOR + 4.18%			outstanding voting shares of the security). Please see affiliated sub-
8.88%, 06/15/2068 (e)	800	808	schedule for transactional information.
3 Month LIBOR + 5.00%			(b)	Perpetual security. Perpetual securities pay an indefinite stream of
Reinsurance Group of America Inc			interest, but they may be called by the issuer at an earlier date.
4.25%, 12/15/2065	26,423	26,278	(c) Non-income producing security
3 Month LIBOR + 2.67%			(d)	Security exempt from registration under Rule 144A of the Securities Act of
Sompo Japan Nipponkoa Insurance Inc			1933. These securities may be resold in transactions exempt from
5.33%, 03/28/2073 (d),(e)	60,300	63,647	registration, normally to qualified institutional buyers. At the end of the
3 Month LIBOR + 4.27%			period, the value of these securities totaled $1,481,918 or 25.14% of net
Sumitomo Life Insurance Co			assets.
6.50%, 09/20/2073 (d),(e)	15,500	17,158	(e)	Rate shown is the rate in effect as of period end. The rate may be based on
3 Month LIBOR + 4.44%			a fixed rate and may convert to a variable rate or floating rate in the
Voya Financial Inc			future.
5.65%, 05/15/2053 (e)	64,126	66,050
3 Month LIBOR + 3.58%
XLIT Ltd
4.18%, 12/31/2049 (b)	14,350	13,686	Portfolio Summary (unaudited)
3 Month LIBOR + 2.46%			Sector		Percent
		$1,225,239	Financial		79.80%
Mining - 0.48%			Utilities		5.51%
BHP Billiton Finance USA Ltd			Communications		4.68%
6.75%, 10/19/2075 (d),(e)	25,042	28,423	Industrial		2.65%
USSW5 Index Spread + 5.09%			Energy		2.45%
			Government		1.44%
Miscellaneous Manufacturers - 1.03%			Consumer, Non-cyclical		0.63%
General Electric Co			Investment Companies		0.63%
5.00%, 12/31/2049 (b),(e)	61,478	60,709	Basic Materials		0.48%
3 Month LIBOR + 3.33%			Consumer, Cyclical		0.22%
			Purchased Options		0.02%
Pipelines - 2.45%			Other Assets and Liabilities		1.49%
Enterprise Products Operating LLC			TOTAL NET ASSETS		100.00%
5.25%, 08/16/2077 (e)	40,800	39,372
3 Month LIBOR + 3.03%
7.03%, 01/15/2068	62,775	62,775
3 Month LIBOR + 2.68%
TransCanada PipeLines Ltd
4.05%, 05/15/2067	8,461	8,123
3 Month LIBOR + 2.21%
Transcanada Trust
5.63%, 05/20/2075 (e)	3,800	3,971
3 Month LIBOR + 3.53%
5.87%, 08/15/2076 (e)	27,800	29,885
3 Month LIBOR + 4.64%
		$144,126
Sovereign - 0.30%
CoBank ACB
6.25%, 12/31/2049 (b),(e)	16,400	17,849
3 Month LIBOR + 4.66%

See accompanying notes.

	Schedule of Investments
	Preferred Securities Fund
	February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017	Purchases	Sales	February 28, 2018
	Value	Cost	Proceeds	Value
Centaur Funding Corp 9.08%	$116,300	$—	$—	$111,934
Principal Government Money Market Fund	—	314,575	277,545	37,030
	$116,300	$314,575	$277,545	$148,964

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
		Income		on Investments		Capital Gain Distributions			Gain/Loss
Centaur Funding Corp 9.08%			$4,570	$—	$			—	$(4,366)
Principal Government Money Market Fund			284	—				—	—
			$4,854	$—	$			—	$(4,366)
Amounts in thousands

Options

Purchased Options		Contracts/	Notional			Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond 2nd	N/A	2,050	$2,050	$145.50	03/12/2018	$617		$352	$(265)
W Future; June 2018
Call - US Long Bond	N/A	4,100	$4,100	$146.00	03/26/2018	1,548		1,409	(139)
Future; June 2018
Put - US Long Bond 2nd	N/A	2,050	$2,050	$140.50	03/12/2018	516		160	(356)
W Future; June 2018
Put - US Long Bond	N/A	4,100	$4,100	$140.00	03/26/2018	1,548		897	(651)
Future; June 2018
Total						$4,229		$2,818	$(1,411)

Written Options		Contracts/	Notional			Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - US Long Bond 2nd	N/A	2,050	$2,050	$146.50	03/12/2018	$(338	) $	(160)	$178
W Future; June 2018
Call - US Long Bond	N/A	4,100	$4,100	$145.00	03/26/2018	(2,424)		(2,306)	118
Future; June 2018
Put - US Long Bond 2nd	N/A	2,050	$2,050	$139.50	03/12/2018	(253)		(64)	189
W Future; June 2018
Put - US Long Bond	N/A	4,100	$4,100	$141.00	03/26/2018	(2,424)		(1,538)	886
Future; June 2018
Total						$(5,439	) $	(4,068)	$1,371

Amounts in thousands except contracts/shares.

See accompanying notes.

		Schedule of Investments
		Real Estate Allocation Fund
	February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 100.30%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 100.30%
Global Real Estate Securities Fund (a)	91,592	$832,575
Real Estate Debt Income Fund (a)	87,182	816,899
		$1,649,474
TOTAL INVESTMENT COMPANIES		$1,649,474
Total Investments		$1,649,474
Other Assets and Liabilities - (0.30)%		$(4,989)
TOTAL NET ASSETS - 100.00%		$1,644,485

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
International Equity Funds		50.63%
Fixed Income Funds		49.67%
Other Assets and Liabilities		(0.30)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases	Sales	February 28, 2018
	Value		Cost	Proceeds	Value
Global Real Estate Securities Fund		$702,708	$328,361	$160,589	$832,575
Real Estate Debt Income Fund		838,354	241,953	232,855	816,899
		$1,541,062	$570,314	$393,444	$1,649,474

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Global Real Estate Securities Fund	$17,468	$7	$12,400	$(37,912)
Real Estate Debt Income Fund	14,724	(673)	—	(29,880)
	$32,192	$(666)	$12,400	$(67,792)

Amounts shown are in whole dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2018 (unaudited)

INVESTMENT COMPANIES - 2.77%		Shares Held	Value (000's)	Principal
Money Market Funds - 2.77%				BONDS (continued)	Amount (000's) Value (000's)
Principal Government Money Market Fund (a)		5,234,683	$5,235	Commercial Mortgage Backed Securities (continued)
				Commercial Mortgage Trust 2007-GG9
TOTAL INVESTMENT COMPANIES			$5,235	5.51%, 03/10/2039 (b)	$671	$510
		Principal		Credit Suisse Commercial Mortgage Trust
BONDS - 98.46%		Amount (000's)	Value (000's)	Series 2007-C1
Commercial Mortgage Backed Securities - 92.82%				5.42%, 02/15/2040	1,132	1,158
Banc of America Commercial Mortgage Trust				CSAIL 2017-CX10 Commercial Mortgage
2008-1				Trust
6.04%, 02/10/2051 (b)		$1,800	$1,797	0.73%, 11/15/2050 (b),(d)	17,686	962
6.04%, 02/10/2051 (b),(c)		821	59	Freddie Mac Multifamily Structured Pass
Banc of America Commercial Mortgage Trust				Through Certificates
2015-UB	S7			0.30%, 01/25/2028 (b),(d)	50,000	1,404
4.37%, 09/15/2048 (b)		1,080	1,104	0.96%, 08/25/2023 (b),(d)	71,884	3,097
Banc of America Commercial Mortgage Trust				1.13%, 01/25/2021 (b),(d)	19,647	532
2016-UBS10				3.01%, 07/25/2025	5,000	4,958
1.99%, 07/15/2049 (b),(d)		8,976	933	GS Mortgage Securities Trust 2010-C1
4.91%, 07/15/2049 (b)		3,500	3,596	1.38%, 08/10/2043 (b),(c),(d)	24,421	644
Banc of America Commercial Mortgage Trust				GS Mortgage Securities Trust 2011-GC3
2017-BN	K3			0.67%, 03/10/2044 (b),(c),(d)	22,191	373
1.14%, 02/15/2050 (b),(d)		24,354	1,809	GS Mortgage Securities Trust 2013-GCJ14
3.25%, 02/15/2050 (c)		2,375	1,877	4.76%, 08/10/2046 (b),(c)	4,750	4,548
BANK 2017-BNK4				GS Mortgage Securities Trust 2014-GC22
3.36%, 05/15/2050 (c)		2,500	2,001	1.02%, 06/12/2047 (b),(d)	20,016	903
BENCHMARK 2018-B1 Mortgage Trust				4.65%, 06/10/2047 (b)	3,225	3,174
2.75%, 01/15/2051 (c)		1,000	767	GS Mortgage Securities Trust 2015-GC28
BENCHMARK 2018-B2 Mortgage Trust				3.14%, 02/10/2048	5,000	4,918
0.43%, 02/15/2051 (b),(d)		47,000	1,495	GS Mortgage Securities Trust 2015-GC34
1.50%, 02/15/2051 (b),(d)		5,181	605	3.51%, 10/10/2048	5,000	5,018
CD 2017-CD3 Mortgage Trust				4.47%, 10/10/2048 (b)	2,000	2,030
1.04%, 02/10/2050 (b),(d)		28,864	2,065	GS Mortgage Securities Trust 2016-GS2
4.56%, 02/10/2050 (b)		3,000	3,045	3.76%, 05/10/2049 (b)	2,500	2,495
CD 2017-CD4 Mortgage Trust				JP Morgan Chase Commercial Mortgage
3.30%, 05/10/2050 (c)		3,000	2,422	Securities Trust 2010-C1
CFCRE Commercial Mortgage Trust 2011-				5.95%, 06/15/2043 (c)	1,500	1,482
C2				JP Morgan Chase Commercial Mortgage
1.26%, 12/15/2047 (b),(c),(d)		7,916	254	Securities Trust 2011-C5
Citigroup Commercial Mortgage Trust 2013-				5.41%, 08/15/2046 (b),(c)	1,200	1,243
GC15				JP Morgan Chase Commercial Mortgage
5.10%, 09/10/2046 (b),(c)		2,010	1,905	Securities Trust 2016-JP2
Citigroup Commercial Mortgage Trust 2015-				3.46%, 08/15/2049	1,000	966
GC27				JPMBB Commercial Mortgage Securities
3.14%, 02/10/2048		2,000	1,966	Trust 2013-C12
Citigroup Commercial Mortgage Trust 2016-				4.09%, 07/15/2045 (b)	460	415
C1				JPMBB Commercial Mortgage Securities
1.93%, 05/10/2049 (b),(d)		28,491	3,331	Trust 2013-C15
3.51%, 05/10/2049		2,500	2,453	5.08%, 11/15/2045 (b),(c)	2,500	2,415
4.12%, 05/10/2049		2,500	2,519	JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2016-				Trust 2014-C21
GC36				1.06%, 08/15/2047 (b),(d)	25,188	1,278
3.62%, 02/10/2049		5,000	5,034	JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2017-				Trust 2014-C24
C4				3.92%, 11/15/2047 (b),(c)	1,000	832
4.10%, 10/12/2050 (b)		3,000	3,006	4.12%, 11/15/2047 (b)	2,500	2,529
COMM 2006-C8 Mortgage Trust				JPMCC Commercial Mortgage Securities
5.38%, 12/10/2046		751	756	Trust 2017-JP6
COMM 2013-CCRE11 Mortgage Trust				4.60%, 07/15/2050 (b),(c)	4,000	3,843
1.12%, 08/10/2050 (b),(d)		25,676	1,086	JPMDB Commercial Mortgage Securities
COMM 2013-CCRE6 Mortgage Trust				Trust 2016-C4
1.10%, 03/10/2046 (b),(d)		10,518	365	3.10%, 12/15/2049 (b)	4,250	3,878
COMM 2014-CCRE17 Mortgage Trust				JPMDB Commercial Mortgage Securities
4.80%, 05/10/2047 (b),(c)		1,600	1,360	Trust 2017-C5
Comm 2014-UBS2 Mortgage Trust				1.02%, 03/15/2050 (b),(d)	24,893	1,686
4.20%, 03/10/2047		1,000	1,025	LB Commercial Mortgage Trust 2007-C3
COMM 2014-UBS3 Mortgage Trust				6.09%, 07/15/2044 (b)	437	438
4.78%, 06/10/2047 (b)		1,000	1,000	Morgan Stanley Bank of America Merrill
COMM 2014-UBS5 Mortgage Trust				Lynch Trust 2013-C13
3.50%, 09/10/2047 (c)		2,500	1,964	4.89%, 11/15/2046 (b)	4,000	4,126
COMM 2015-LC19 Mortgage Trust				Morgan Stanley Bank of America Merrill
2.87%, 02/10/2048 (c)		1,000	828	Lynch Trust 2013-C9
COMM 2015-LC23 Mortgage Trust				3.71%, 05/15/2046 (b)	1,670	1,633
3.65%, 10/10/2048 (b),(c)		2,000	1,751	4.13%, 05/15/2046 (b),(c)	4,000	3,637
4.65%, 10/10/2048 (b)		1,000	979	Morgan Stanley Bank of America Merrill
COMM 2016-DC2 Mortgage Trust				Lynch Trust 2014-C14
3.77%, 02/10/2049		6,000	6,101	1.16%, 02/15/2047 (b),(d)	22,545	805
See accompanying notes.				211

     Schedule of Investments Real Estate Debt Income Fund February 28, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			REITs - 5.64%
Morgan Stanley Bank of America Merrill			American Campus Communities Operating
Lynch Trust 2014-C15			Partnership LP
4.89%, 04/15/2047 (b)	$1,000	$1,028	4.13%, 07/01/2024	$2,500	$2,539
Morgan Stanley Bank of America Merrill			HCP Inc
Lynch Trust 2014-C16			2.63%, 02/01/2020	2,500	2,485
4.75%, 06/15/2047 (b),(c)	1,250	1,102	Hospitality Properties Trust
Morgan Stanley Bank of America Merrill			5.00%, 08/15/2022	1,000	1,045
Lynch Trust 2015-C20			Select Income REIT
4.16%, 02/15/2048	1,000	1,005	3.60%, 02/01/2020	2,000	2,010
Morgan Stanley Bank of America Merrill			VEREIT Operating Partnership LP
Lynch Trust 2015-C25			4.13%, 06/01/2021	2,500	2,561
1.13%, 10/15/2048 (b),(d)	29,579	1,848			$10,640
Morgan Stanley Bank of America Merrill			TOTAL BONDS		$185,754
Lynch Trust 2015-C26			Total Investments		$190,989
3.53%, 10/15/2048	1,000	1,002	Other Assets and Liabilities - (1.23)%		$(2,322)
Morgan Stanley Bank of America Merrill			TOTAL NET ASSETS - 100.00%		$188,667
Lynch Trust 2016-C28
3.95%, 01/15/2049	6,000	6,008
Morgan Stanley Bank of America Merrill			(a)	Affiliated Security. Security is either an affiliate (and registered under the
Lynch Trust 2017-C33			Investment Company Act of 1940) or an affiliate as defined by the
1.45%, 05/15/2050 (b),(d)	24,061	2,088	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Morgan Stanley Capital I 2017-HR2			outstanding voting shares of the security). Please see affiliated sub-
2.73%, 12/15/2050	1,900	1,496	schedule for transactional information.
Morgan Stanley Capital I Trust 2016-UB11			(b)	Certain variable rate securities are not based on a published reference
3.50%, 08/15/2049 (b),(c)	5,000	4,119	rate and spread but are determined by the issuer or agent and are based
Morgan Stanley Capital I Trust 2016-UBS12			on current market conditions. These securities do not indicate a reference
4.15%, 12/15/2049 (b)	2,000	1,939	rate and spread in their description.
Morgan Stanley Capital I Trust 2016-UBS9			(c)	Security exempt from registration under Rule 144A of the Securities Act of
4.70%, 03/15/2049 (b)	500	505	1933. These securities may be resold in transactions exempt from
SG Commercial Mortgage Securities Trust			registration, normally to qualified institutional buyers. At the end of the
2016-C5			period, the value of these securities totaled $48,586 or 25.75% of net
2.01%, 10/10/2048 (b),(d)	13,801	1,572	assets.
UBS-Barclays Commercial Mortgage Trust			(d) Security is an Interest Only Strip.
2012-C3
5.04%, 08/10/2049 (b),(c)	1,000	1,026
UBS-Barclays Commercial Mortgage Trust
2012-C4			Portfolio Summary (unaudited)
1.65%, 12/10/2045 (b),(c),(d)	8,521	512	Sector		Percent
4.49%, 12/10/2045 (b),(c)	1,000	861	Mortgage Securities		92.82%
UBS-Barclays Commercial Mortgage Trust			Financial		5.64%
2013-C5			Investment Companies		2.77%
4.08%, 03/10/2046 (b),(c)	2,280	2,258	Other Assets and Liabilities		(1.23)%
Wells Fargo Commercial Mortgage Trust			TOTAL NET ASSETS		100.00%
2015-C31
3.70%, 11/15/2048	2,000	2,029
Wells Fargo Commercial Mortgage Trust
2015-LC22
0.89%, 09/15/2058 (b),(d)	21,416	1,052
Wells Fargo Commercial Mortgage Trust
2015-NXS1
4.10%, 05/15/2048 (b)	3,180	2,822
Wells Fargo Commercial Mortgage Trust
2015-NXS3
4.64%, 09/15/2057 (b)	3,000	2,916
Wells Fargo Commercial Mortgage Trust
2016-C34
2.17%, 06/15/2049 (b),(d)	7,882	934
Wells Fargo Commercial Mortgage Trust
2016-NXS5
4.85%, 01/15/2059 (b)	1,750	1,861
WFRBS Commercial Mortgage Trust 2013-
C11
1.23%, 03/15/2045 (b),(c),(d)	20,411	969
WFRBS Commercial Mortgage Trust 2013-
C12
1.28%, 03/15/2048 (b),(c),(d)	31,716	1,604
WFRBS Commercial Mortgage Trust 2013-
C17
1.47%, 12/15/2046 (b),(d)	33,807	1,440
WFRBS Commercial Mortgage Trust 2014-
C20
3.99%, 05/15/2047 (c)	2,500	1,930
		$175,114

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
February 28, 2018 (unaudited)

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$25,745	$20,510		$5,235
		$—		$25,745	$20,510		$5,235

	Realized Gain/Loss				Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$12		$—			$—	$—
	$12		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund February 28, 2018 (unaudited)

COMMON STOCKS - 95.74%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Airlines - 2.89%			Healthcare - Products (continued)
Alaska Air Group Inc	801,008	$51,665	Teleflex Inc	141,811	$35,429
Hawaiian Holdings Inc	864,088	31,107			$94,882
		$82,772	Insurance - 4.01%
Automobile Manufacturers - 2.50%			Arthur J Gallagher & Co	474,389	32,785
New Flyer Industries Inc	1,611,875	71,575	Assured Guaranty Ltd	791,203	27,360
			Beazley PLC	2,574,929	18,307
Automobile Parts & Equipment - 3.44%			James River Group Holdings Ltd	1,117,705	36,560
Adient PLC	860,609	53,409			$115,012
Autoliv Inc	209,160	30,002	Investment Companies - 2.01%
Linamar Corp	280,623	15,365	Ares Capital Corp	1,224,201	19,330
		$98,776	Oaktree Capital Group LLC	916,521	38,219
Banks - 11.19%					$57,549
Bank of the Ozarks	1,438,546	71,769	Leisure Products & Services - 1.27%
BOK Financial Corp	311,074	29,381	Acushnet Holdings Corp	1,721,941	36,488
Cullen/Frost Bankers Inc	530,162	55,132
East West Bancorp Inc	604,947	39,654	Machinery - Diversified - 2.15%
Hope Bancorp Inc	1,717,950	31,026	Albany International Corp	219,247	13,955
PacWest Bancorp	1,276,764	66,570	IDEX Corp	100,141	13,699
Washington Trust Bancorp Inc	525,279	27,236	Nordson Corp	253,646	34,007
		$320,768			$61,661
Chemicals - 3.66%			Media - 2.77%
HB Fuller Co	760,084	38,301	Entercom Communications Corp	3,156,577	31,250
Huntsman Corp	1,214,765	39,200	Sinclair Broadcast Group Inc	1,424,181	48,137
RPM International Inc	552,478	27,497			$79,387
		$104,998	Miscellaneous Manufacturers - 1.73%
Coal - 0.83%			Crane Co	429,062	39,607
Alliance Resource Partners LP	1,338,343	23,822	Donaldson Co Inc	209,573	9,946
					$49,553
Commercial Services - 3.76%			Oil & Gas - 2.50%
KAR Auction Services Inc	803,729	43,465	HollyFrontier Corp	462,091	19,791
Travelport Worldwide Ltd	4,505,382	64,202	Vermilion Energy Inc	1,578,267	51,990
		$107,667			$71,781
Computers - 1.66%			Packaging & Containers - 0.98%
Leidos Holdings Inc	752,528	47,642	Packaging Corp of America	235,100	28,024

Consumer Products - 0.98%			Pipelines - 3.74%
Avery Dennison Corp	238,141	28,136	EnLink Midstream Partners LP	3,374,520	49,268
			Phillips 66 Partners LP	285,433	14,026
Diversified Financial Services - 3.04%			Targa Resources Corp	985,154	43,987
BGC Partners Inc	3,786,275	50,055			$107,281
FNF Group	929,965	37,133	Private Equity - 0.37%
		$87,188	Hercules Capital Inc	879,930	10,603
Electric - 5.08%
ALLETE Inc	495,449	33,765	REITs - 12.89%
Alliant Energy Corp	935,406	36,153	Agree Realty Corp	275,445	12,974
Fortis Inc/Canada	456,723	14,917	Colony NorthStar Inc	5,346,741	41,598
Great Plains Energy Inc	1,455,248	42,420	EastGroup Properties Inc	160,457	13,002
PNM Resources Inc	519,532	18,288	EPR Properties	906,159	52,222
		$145,543	Gramercy Property Trust	2,474,890	53,581
Electrical Components & Equipment - 2.10%			Medical Properties Trust Inc	5,167,490	63,354
Energizer Holdings Inc	179,298	9,768	Omega Healthcare Investors Inc	2,829,244	72,089
Hubbell Inc	111,228	14,577	Pebblebrook Hotel Trust	393,658	13,388
Littelfuse Inc	173,105	35,919	Ramco-Gershenson Properties Trust	1,624,143	19,132
		$60,264	Tanger Factory Outlet Centers Inc	1,266,184	28,261
Electronics - 0.42%					$369,601
Garmin Ltd	202,257	11,982	Retail - 1.36%
			MSC Industrial Direct Co Inc	112,540	9,845
Environmental Control - 0.89%			Nordstrom Inc	568,071	29,148
MSA Safety Inc	315,948	25,475			$38,993
			Semiconductors - 1.62%
Food - 3.43%			Maxim Integrated Products Inc	190,726	11,623
B&G Foods Inc	2,424,955	67,171	MKS Instruments Inc	312,958	34,848
Ingredion Inc	239,487	31,287			$46,471
		$98,458	Software - 2.20%
Gas - 0.87%			Broadridge Financial Solutions Inc	299,102	30,024
Vectren Corp	415,009	25,004	j2 Global Inc	448,429	33,193
					$63,217
Hand & Machine Tools - 2.93%			Supranational Bank - 1.44%
Lincoln Electric Holdings Inc	221,444	19,385	Banco Latinoamericano de Comercio Exterior	1,478,693	41,182
Snap-on Inc	405,218	64,519	SA
		$83,904
Healthcare - Products - 3.31%
STERIS PLC	651,182	59,453

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications - 0.54%
Consolidated Communications Holdings Inc	1,350,709	$15,614

Toys, Games & Hobbies - 1.18%
Hasbro Inc	354,178	33,849

TOTAL COMMON STOCKS		$2,745,122
INVESTMENT COMPANIES - 2.95%	Shares Held	Value (000's)
Money Market Funds - 2.95%
Principal Government Money Market Fund (a)	84,702,571	84,703

TOTAL INVESTMENT COMPANIES		$84,703
Total Investments		$2,829,825
Other Assets and Liabilities - 1.31%		$37,448
TOTAL NET ASSETS - 100.00%		$2,867,273

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		33.51%
Consumer, Cyclical		12.64%
Consumer, Non-cyclical		11.48%
Industrial		11.20%
Energy		7.07%
Utilities		5.95%
Technology		5.48%
Basic Materials		3.66%
Communications		3.31%
Investment Companies		2.95%
Government		1.44%
Other Assets and Liabilities		1.31%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund $		—		$347,767	$263,064		$84,703
		$—		$347,767	$263,064		$84,703

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	150		$—			$—	$—
	$150		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SystematEx International Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 99.55%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.28%			Banks (continued)
WPP PLC	13,062	$250	Mizuho Financial Group Inc	184,000	$340
			National Australia Bank Ltd	7,643	178
Aerospace & Defense - 0.73%			Nordea Bank AB	11,443	130
Airbus SE	757	91	Oversea-Chinese Banking Corp Ltd	28,500	279
BAE Systems PLC	17,781	141	Raiffeisen Bank International AG (a)	14,595	565
Safran SA	3,824	422	Resona Holdings Inc	61,800	350
Thales SA	74	8	Sumitomo Mitsui Financial Group Inc	11,500	497
		$662	Svenska Handelsbanken AB	331	5
Agriculture - 1.04%			Swedbank AB	1,699	43
British American Tobacco PLC	10,746	634	UBS Group AG (a)	4,272	81
Imperial Brands PLC	5,624	202	UniCredit SpA	500	11
Japan Tobacco Inc	3,800	108	United Overseas Bank Ltd	12,800	268
		$944	Westpac Banking Corp	10,046	238
Airlines - 1.59%			Yamaguchi Financial Group Inc	15,000	181
ANA Holdings Inc	7,000	281			$8,892
Deutsche Lufthansa AG	12,977	433	Beverages - 1.27%
Japan Airlines Co Ltd	9,200	351	Anheuser-Busch InBev SA/NV	1,981	210
Qantas Airways Ltd	82,011	373	Coca-Cola HBC AG (a)	4,271	140
		$1,438	Diageo PLC	7,836	266
Apparel - 0.87%			Kirin Holdings Co Ltd	17,400	449
Adidas AG	1,744	386	Pernod Ricard SA	487	80
Christian Dior SE	29	11			$1,145
LVMH Moet Hennessy Louis Vuitton SE	1,304	390	Biotechnology - 0.28%
		$787	CSL Ltd	1,476	186
Automobile Manufacturers - 5.59%			Shire PLC	1,647	70
Bayerische Motoren Werke AG	1,698	178			$256
Daimler AG	2,864	244	Building Materials - 0.25%
Ferrari NV	1,810	224	Boral Ltd	705	4
Fiat Chrysler Automobiles NV (a)	24,641	520	Cie de Saint-Gobain	929	52
Honda Motor Co Ltd	19,800	716	CRH PLC	233	8
Mazda Motor Corp	12,200	169	Daikin Industries Ltd	500	59
Peugeot SA	15,157	342	Geberit AG	17	8
Renault SA	1,262	137	LafargeHolcim Ltd (a)	1,370	80
Subaru Corp	8,200	288	Sika AG	2	16
Suzuki Motor Corp	15,700	896			$227
Toyota Motor Corp	11,900	802	Chemicals - 2.90%
Volkswagen AG	695	138	Air Liquide SA	568	71
Volvo AB - B Shares	21,379	402	Akzo Nobel NV	90	9
		$5,056	Arkema SA	2,060	269
Automobile Parts & Equipment - 3.58%			BASF SE	6,411	670
Aisin Seiki Co Ltd	7,100	413	Covestro AG (b)	5,037	568
Bridgestone Corp	9,900	440	Johnson Matthey PLC	157	6
Cie Generale des Etablissements Michelin	3,227	496	Mitsubishi Chemical Holdings Corp	42,500	429
SCA			Mitsui Chemicals Inc	7,000	212
Continental AG	947	259	Shin-Etsu Chemical Co Ltd	200	21
Denso Corp	4,100	239	Sumitomo Chemical Co Ltd	29,000	179
Faurecia SA	1,590	133	Tosoh Corp	9,000	186
GKN PLC	22,916	138			$2,620
NHK Spring Co Ltd	24,800	260	Commercial Services - 0.82%
Sumitomo Electric Industries Ltd	6,900	109	Adecco Group AG	3,999	321
Sumitomo Rubber Industries Ltd	10,800	206	Randstad Holding NV	142	10
Toyoda Gosei Co Ltd	7,400	179	Wirecard AG	3,432	409
Valeo SA	5,618	363			$740
		$3,235	Computers - 1.50%
Banks - 9.84%			Atos SE	2,917	384
ABN AMRO Group NV (b)	7,949	247	Capgemini SE	2,896	361
Australia & New Zealand Banking Group Ltd	10,167	227	Fujitsu Ltd	59,000	352
Banco Bilbao Vizcaya Argentaria SA	19,404	161	NEC Corp	8,500	258
Banco Santander SA	44,678	306			$1,355
Bank Leumi Le-Israel BM	31,500	190	Consumer Products - 0.15%
Barclays PLC	13,802	40	Reckitt Benckiser Group PLC	1,698	135
BNP Paribas SA	8,105	641
BOC Hong Kong Holdings Ltd	1,235	6	Cosmetics & Personal Care - 1.40%
Commonwealth Bank of Australia	6,623	390	Kao Corp	2,800	204
Danske Bank A/S	8,070	324	L'Oreal SA	38	8
DBS Group Holdings Ltd	18,500	398	Unilever NV	9,187	481
Deutsche Bank AG	445	7	Unilever PLC	11,076	570
Hang Seng Bank Ltd	194	5			$1,263
HSBC Holdings PLC	109,939	1,081	Distribution & Wholesale - 2.40%
ING Groep NV	14,512	255	ITOCHU Corp	31,000	596
Lloyds Banking Group PLC	282,438	267	Li & Fung Ltd	20,000	10
Macquarie Group Ltd	6,596	525	Mitsubishi Corp	23,800	667
Mitsubishi UFJ Financial Group Inc	93,200	656	Mitsui & Co Ltd	30,000	544

See accompanying notes.

Schedule of Investments
SystematEx International Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Distribution & Wholesale (continued)			Healthcare - Products (continued)
Sumitomo Corp	20,100	$352	Essilor International Cie Generale d'Optique	540	$70
		$2,169	SA
Diversified Financial Services - 1.17%			Lonza Group AG (a)	2,458	623
Mebuki Financial Group Inc	27,500	110	Sonova Holding AG	44	7
Mitsubishi UFJ Lease & Finance Co Ltd	7,400	47	Straumann Holding AG	545	367
Nomura Holdings Inc	9,800	60	William Demant Holding A/S (a)	9,618	344
ORIX Corp	22,700	402			$1,532
Partners Group Holding AG	612	443	Healthcare - Services - 1.87%
		$1,062	Eurofins Scientific SE	638	360
Electric - 1.70%			Fresenius Medical Care AG & Co KGaA	2,700	285
EDP - Energias de Portugal SA	48,550	162	Fresenius SE & Co KGaA	5,808	472
Enel SpA	102,327	594	Ramsay Health Care Ltd	5,867	290
Engie SA	21,650	338	Sonic Healthcare Ltd	15,203	287
Iberdrola SA	1,112	8			$1,694
Kansai Electric Power Co Inc/The	20,000	243	Holding Companies - Diversified - 1.16%
Tohoku Electric Power Co Inc	500	6	CK Hutchison Holdings Ltd	28,500	356
Uniper SE	5,990	182	Industrivarden AB	9,965	238
		$1,533	Jardine Matheson Holdings Ltd	4,200	274
Electrical Components & Equipment - 0.68%			Swire Pacific Ltd	1,500	15
Brother Industries Ltd	10,800	269	Wharf Holdings Ltd/The	44,412	165
Schneider Electric SE (a)	4,044	350			$1,048
		$619	Home Builders - 2.04%
Electronics - 0.94%			Barratt Developments PLC	27,019	200
Hitachi High-Technologies Corp	6,300	306	Berkeley Group Holdings PLC	6,301	333
Keyence Corp	200	121	Daiwa House Industry Co Ltd	6,500	241
Koninklijke Philips NV	10,345	394	Persimmon PLC	10,853	388
Murata Manufacturing Co Ltd	200	28	Sekisui Chemical Co Ltd	6,900	129
		$849	Sekisui House Ltd	10,700	187
Engineering & Construction - 3.46%			Taylor Wimpey PLC	143,411	365
ACS Actividades de Construccion y Servicios	9,018	309			$1,843
SA			Home Furnishings - 1.05%
Aena SME SA (b)	2,641	536	Electrolux AB	10,755	353
Eiffage SA	2,752	298	Sony Corp	11,800	595
Fraport AG Frankfurt Airport Services	860	88			$948
Worldwide			Insurance - 6.95%
HOCHTIEF AG	1,796	302	Aegon NV	38,633	268
Kajima Corp	38,000	362	AIA Group Ltd	56,745	471
Obayashi Corp	21,200	239	Allianz SE	3,581	832
Taisei Corp	6,300	319	Aviva PLC	13,290	92
Vinci SA	6,794	671	AXA SA	19,541	612
		$3,124	Baloise Holding AG	563	89
Entertainment - 0.45%			CNP Assurances	8,397	203
Aristocrat Leisure Ltd	21,354	406	Dai-ichi Life Holdings Inc	7,800	153
			Hannover Rueck SE	348	47
Food - 4.46%			Legal & General Group PLC	104,135	375
Danone SA	1,026	82	Manulife Financial Corp	11,200	213
Koninklijke Ahold Delhaize NV	28,652	643	Mapfre SA	78,508	263
Nestle SA	15,721	1,249	MS&AD Insurance Group Holdings Inc	9,600	296
NH Foods Ltd	11,000	247	Muenchener Rueckversicherungs-Gesellschaft	513	115
Seven & i Holdings Co Ltd	7,100	296	AG in Muenchen
Tate & Lyle PLC	26,996	207	NN Group NV	9,571	427
Tesco PLC	2,756	8	Prudential PLC	7,008	176
Wesfarmers Ltd	13,044	417	Sampo Oyj	4,359	247
WH Group Ltd (b)	434,180	535	Sompo Holdings Inc	7,700	294
Wm Morrison Supermarkets PLC	86,472	268	Swiss Life Holding AG (a)	548	198
Woolworths Group Ltd	3,689	79	Swiss Re AG	3,420	348
		$4,031	Tokio Marine Holdings Inc	5,400	247
Food Service - 0.02%			Zurich Insurance Group AG	975	321
Compass Group PLC	381	8			$6,287
Sodexo SA	69	9	Internet - 0.44%
		$17	United Internet AG	5,846	396
Forest Products & Paper - 0.96%
Stora Enso OYJ	15,388	272	Investment Companies - 0.66%
UPM-Kymmene OYJ	17,389	595	Eurazeo SA	1,857	177
		$867	EXOR NV	2,046	149
Gas - 0.32%			Kinnevik AB	7,421	271
Centrica PLC	125,280	246			$597
Gas Natural SDG SA	360	8	Iron & Steel - 1.48%
National Grid PLC	3,369	34	ArcelorMittal (a)	11,233	382
		$288	BlueScope Steel Ltd	26,096	325
Healthcare - Products - 1.69%			Fortescue Metals Group Ltd	102,526	394
Cochlear Ltd	852	121	JFE Holdings Inc	10,500	241
					$1,342

See accompanying notes.

Schedule of Investments
SystematEx International Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services - 0.01%			Real Estate (continued)
Carnival PLC	127	$8	Mitsui Fudosan Co Ltd	200	$5
			New World Development Co Ltd	6,718	10
Machinery - Construction & Mining - 0.67%			Nomura Real Estate Holdings Inc	6,500	156
ABB Ltd	4,817	117	Sun Hung Kai Properties Ltd	30,000	498
Atlas Copco AB - A Shares	192	8	Wharf Real Estate Investment Co Ltd (a)	412	3
Hitachi Ltd	62,000	469	Wheelock & Co Ltd	57,230	415
Komatsu Ltd	400	14			$2,040
		$608	REITs - 0.15%
Machinery - Diversified - 0.14%			Dexus	959	7
FANUC Corp	500	126	Mirvac Group	76,614	125
					$132
Media - 0.01%			Retail - 0.76%
I-CABLE Communications Ltd (a)	100,593	3	Cie Financiere Richemont SA	1,076	94
RTL Group SA	35	3	Sundrug Co Ltd	5,100	235
		$6	Takashimaya Co Ltd	35,000	355
Mining - 4.53%					$684
Anglo American PLC	27,276	661	Semiconductors - 1.23%
BHP Billiton Ltd	23,546	553	ASML Holding NV	2,874	561
BHP Billiton PLC	3,192	65	Infineon Technologies AG	667	18
Boliden AB	9,510	336	NXP Semiconductors NV (a)	106	13
Glencore PLC (a)	160,888	846	STMicroelectronics NV	22,998	523
Mitsubishi Materials Corp	1,100	34			$1,115
Rio Tinto Ltd	8,825	547	Software - 1.90%
Rio Tinto PLC	14,374	770	Amadeus IT Group SA	6,565	482
South32 Ltd	113,955	288	Mixi Inc	7,200	291
		$4,100	Sage Group PLC/The	15,277	145
Miscellaneous Manufacturers - 0.94%			SAP SE	3,861	403
FUJIFILM Holdings Corp	6,900	287	Ubisoft Entertainment SA (a)	4,784	393
Siemens AG	4,286	562			$1,714
		$849	Telecommunications - 3.55%
Office & Business Equipment - 0.65%			BT Group PLC	46,783	154
Canon Inc	15,500	591	Deutsche Telekom AG	20,662	332
			KDDI Corp	11,400	280
Oil & Gas - 7.11%			Nippon Telegraph & Telephone Corp	10,200	474
BP PLC	140,339	912	Nokia OYJ	1,405	8
Caltex Australia Ltd	11,069	300	NTT DOCOMO Inc	13,000	333
Eni SpA	516	9	Orange SA	31,222	528
Galp Energia SGPS SA	21,612	389	Proximus SADP	164	5
JXTG Holdings Inc	77,950	468	SoftBank Group Corp	2,400	198
Neste Oyj	8,583	628	Spark New Zealand Ltd	2,252	5
OMV AG	6,537	372	Telefonica SA	31,931	310
Repsol SA	26,785	476	Vodafone Group PLC	208,883	584
Royal Dutch Shell PLC - A Shares	22,632	715			$3,211
Royal Dutch Shell PLC - B Shares	21,890	694	Transportation - 1.67%
Statoil ASA	14,751	336	Central Japan Railway Co	2,000	372
TOTAL SA	19,855	1,129	Deutsche Post AG	10,134	462
		$6,428	East Japan Railway Co	2,200	206
Pharmaceuticals - 7.26%			Royal Mail PLC	60,777	468
Alfresa Holdings Corp	15,200	340			$1,508
Astellas Pharma Inc	16,100	237	TOTAL COMMON STOCKS		$89,990
AstraZeneca PLC	4,254	278	INVESTMENT COMPANIES - 0.19%	Shares Held	Value (000's)
Bayer AG	7,019	819	Money Market Funds - 0.19%
GlaxoSmithKline PLC	26,060	467	Principal Government Money Market Fund (c)	174,880	175
Idorsia Ltd (a)	292	8
Medipal Holdings Corp	17,200	350	TOTAL INVESTMENT COMPANIES		$175
Merck KGaA	2,744	274
Mitsubishi Tanabe Pharma Corp	5,700	121	Total Investments		$90,165
Novartis AG	11,260	939	Other Assets and Liabilities - 0.26%		$234
Novo Nordisk A/S	8,244	427	TOTAL NET ASSETS - 100.00%		$90,399
Roche Holding AG	4,240	979
Sanofi	7,920	625
Suzuken Co Ltd/Aichi Japan	8,300	338	(a) Non-income producing security
Takeda Pharmaceutical Co Ltd	2,800	159	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Teva Pharmaceutical Industries Ltd ADR	472	9	1933. These securities may be resold in transactions exempt from
UCB SA	2,324	192	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $1,886 or 2.09% of net assets.
		$6,562	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Private Equity - 0.72%			Investment Company Act of 1940) or an affiliate as defined by the
3i Group PLC	50,548	651	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
			outstanding voting shares of the security). Please see affiliated sub-
Real Estate - 2.26%			schedule for transactional information.
CK Asset Holdings Ltd	57,999	498
Daito Trust Construction Co Ltd	400	66
Kerry Properties Ltd	86,000	389

See accompanying notes.

Schedule of Investments
SystematEx International Fund
February 28, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		26.50%
United Kingdom		14.44%
France		10.79%
Germany		9.84%
Switzerland		8.64%
Australia		6.37%
Netherlands		4.84%
Hong Kong		4.03%
Spain		3.16%
Sweden		1.96%
Finland		1.93%
Denmark		1.21%
Singapore		1.05%
Austria		1.04%
Italy		0.93%
Luxembourg		0.83%
Portugal		0.61%
Belgium		0.44%
Norway		0.37%
United States		0.28%
Canada		0.24%
Israel		0.22%
Ireland		0.01%
New Zealand		0.01%
Other Assets and Liabilities		0.26%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$7,304	$7,129		$175
		$—		$7,304	$7,129		$175

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	1		$—			$—	$—
	$1		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
February 28, 2018 (unaudited)

COMMON STOCKS - 99.92%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.90%			Computers (continued)
General Dynamics Corp	416	$93	International Business Machines Corp	10	$2
L3 Technologies Inc	249	52	NetApp Inc	914	55
Lockheed Martin Corp	199	70	Western Digital Corp	11	1
Northrop Grumman Corp	154	54			$143
Raytheon Co	475	103	Cosmetics & Personal Care - 1.43%
United Technologies Corp	151	20	Colgate-Palmolive Co	234	16
		$392	Procter & Gamble Co/The	1,633	128
Agriculture - 1.15%					$144
Archer-Daniels-Midland Co	814	34	Diversified Financial Services - 3.04%
Philip Morris International Inc	798	82	American Express Co	325	32
		$116	Ameriprise Financial Inc	228	36
Airlines - 0.01%			BlackRock Inc	44	24
Alaska Air Group Inc	13	1	CME Group Inc	8	1
			Discover Financial Services	756	59
Apparel - 0.97%			Federated Investors Inc	1,492	49
Michael Kors Holdings Ltd (a)	645	41	Granite Point Mortgage Trust Inc	3	—
VF Corp	768	57	Invesco Ltd	1,498	49
		$98	Navient Corp	557	7
Automobile Manufacturers - 0.28%			T Rowe Price Group Inc	439	49
Ford Motor Co	628	7			$306
General Motors Co	550	21	Electric - 3.55%
		$28	CenterPoint Energy Inc	2,746	74
Automobile Parts & Equipment - 0.42%			Consolidated Edison Inc	594	44
Lear Corp	225	42	Dominion Energy Inc	12	1
			Duke Energy Corp	6	—
Banks - 18.25%			Edison International	518	31
Bank of America Corp	9,779	314	Entergy Corp	508	39
Bank of Hawaii Corp	12	1	Exelon Corp	2,344	87
Bank of New York Mellon Corp/The	19	1	FirstEnergy Corp	2,341	76
BB&T Corp	1,099	60	MDU Resources Group Inc	37	1
Capital One Financial Corp	129	13	PG&E Corp	27	1
Citigroup Inc	1,832	138	Southern Co/The	46	2
Comerica Inc	744	72	Xcel Energy Inc	19	1
Cullen/Frost Bankers Inc	10	1			$357
East West Bancorp Inc	626	41	Electrical Components & Equipment - 0.66%
Fifth Third Bancorp	2,591	86	AMETEK Inc	882	67
Goldman Sachs Group Inc/The	236	62
JPMorgan Chase & Co	3,728	431	Electronics - 1.33%
Morgan Stanley	848	47	Fortive Corp	438	34
PNC Financial Services Group Inc/The	861	136	Honeywell International Inc	655	99
Regions Financial Corp	4,711	91	Jabil Inc	34	1
SunTrust Banks Inc	1,183	83			$134
US Bancorp	1,957	106	Entertainment - 0.01%
Wells Fargo & Co	2,623	153	Dolby Laboratories Inc	18	1
		$1,836
Beverages - 0.11%			Environmental Control - 0.58%
Coca-Cola Co/The	256	11	Waste Management Inc	673	58

Biotechnology - 0.98%			Food - 0.13%
Amgen Inc	540	99	JM Smucker Co/The	4	1
			Kraft Heinz Co/The	13	1
Building Materials - 0.38%			Mondelez International Inc	258	11
Owens Corning	465	38			$13
			Gas - 0.01%
Chemicals - 2.20%			Vectren Corp	15	1
Cabot Corp	702	42
Celanese Corp	10	1	Hand & Machine Tools - 0.65%
DowDuPont Inc	197	14	Stanley Black & Decker Inc	410	65
Eastman Chemical Co	546	55
Huntsman Corp	1,270	41	Healthcare - Products - 1.81%
LyondellBasell Industries NV	628	68	Abbott Laboratories	596	36
Versum Materials Inc	5	—	Baxter International Inc	948	64
		$221	Danaher Corp	180	18
Commercial Services - 0.57%			Hill-Rom Holdings Inc	17	2
Aramark	25	1	Medtronic PLC	615	49
Booz Allen Hamilton Holding Corp	29	1	Thermo Fisher Scientific Inc	64	13
H&R Block Inc	38	1			$182
ManpowerGroup Inc	457	54	Healthcare - Services - 3.69%
		$57	Aetna Inc	429	76
Computers - 1.42%			Anthem Inc	390	92
Apple Inc	250	45	Cigna Corp	273	53
DST Systems Inc	16	1	Humana Inc	129	35
DXC Technology Co	385	39	Quest Diagnostics Inc	502	52

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Oil & Gas (continued)
UnitedHealth Group Inc	280	$63	Patterson-UTI Energy Inc	42	$1
		$371	Phillips 66	723	65
Home Builders - 1.31%			Valero Energy Corp	848	77
DR Horton Inc	1,144	48			$901
PulteGroup Inc	1,228	34	Oil & Gas Services - 1.17%
Toll Brothers Inc	1,142	50	Halliburton Co	914	43
		$132	Schlumberger Ltd	722	47
Insurance - 8.46%			TechnipFMC PLC	981	28
Aflac Inc	710	63			$118
Allstate Corp/The	589	54	Packaging & Containers - 0.19%
American Financial Group Inc/OH	497	56	Owens-Illinois Inc (a)	861	19
American International Group Inc	17	1
Assured Guaranty Ltd	30	1	Pharmaceuticals - 8.28%
Berkshire Hathaway Inc - Class B (a)	1,537	318	Allergan PLC	189	29
Chubb Ltd	7	1	Bristol-Myers Squibb Co	1,003	67
Everest Re Group Ltd	4	1	CVS Health Corp	1,640	111
Hartford Financial Services Group Inc/The	18	1	Express Scripts Holding Co (a)	15	1
Lincoln National Corp	873	67	Johnson & Johnson	2,176	283
MetLife Inc	20	1	McKesson Corp	331	49
Old Republic International Corp	1,471	29	Merck & Co Inc	1,594	87
Prudential Financial Inc	919	98	Pfizer Inc	5,683	206
Reinsurance Group of America Inc	343	53			$833
Travelers Cos Inc/The	463	64	Pipelines - 0.73%
Unum Group	834	43	Kinder Morgan Inc/DE	1,978	32
		$851	ONEOK Inc	743	42
Internet - 0.01%					$74
eBay Inc (a)	21	1	Real Estate - 0.61%
			CBRE Group Inc (a)	1,299	61
Iron & Steel - 0.81%
Nucor Corp	628	41	REITs - 2.46%
Steel Dynamics Inc	876	41	American Homes 4 Rent	48	1
		$82	Apple Hospitality REIT Inc	2,584	44
Leisure Products & Services - 0.58%			Chimera Investment Corp	1,162	20
Royal Caribbean Cruises Ltd	462	58	Duke Realty Corp	40	1
			Empire State Realty Trust Inc	1,032	17
Lodging - 1.19%			Highwoods Properties Inc	641	28
Hilton Worldwide Holdings Inc	693	56	Hospitality Properties Trust	1,802	46
Marriott International Inc/MD	450	64	Liberty Property Trust	23	1
		$120	Park Hotels & Resorts Inc	1,074	28
Machinery - Construction & Mining - 0.33%			Prologis Inc	1,028	62
Oshkosh Corp	422	33	Two Harbors Investment Corp	17	—
					$248
Machinery - Diversified - 0.97%			Retail - 5.27%
Cummins Inc	265	45	Best Buy Co Inc	819	59
Rockwell Automation Inc	294	53	Darden Restaurants Inc	377	35
		$98	Gap Inc/The	836	27
Media - 0.49%			Kohl's Corp	450	30
Comcast Corp - Class A	26	1	PVH Corp	9	1
Time Warner Inc	391	36	Target Corp	1,342	101
Walt Disney Co/The	112	12	Walgreens Boots Alliance Inc	1,395	96
		$49	Walmart Inc	1,846	166
Mining - 0.56%			World Fuel Services Corp	642	15
Freeport-McMoRan Inc (a)	3,020	56			$530
			Semiconductors - 4.00%
Miscellaneous Manufacturers - 0.77%			Applied Materials Inc	620	36
Dover Corp	11	1	Intel Corp	4,807	237
General Electric Co	1,487	21	Lam Research Corp	5	1
Parker-Hannifin Corp	316	56	Marvell Technology Group Ltd	2,640	62
		$78	Micron Technology Inc (a)	24	1
Oil & Gas - 8.96%			NVIDIA Corp	109	26
Anadarko Petroleum Corp	16	1	QUALCOMM Inc	251	16
Andeavor	438	39	Teradyne Inc	502	23
Chevron Corp	1,815	203			$402
ConocoPhillips	754	41	Software - 1.58%
CVR Energy Inc	11	—	Oracle Corp	1,326	67
Devon Energy Corp	977	30	Synopsys Inc (a)	681	58
EOG Resources Inc	226	23	VMware Inc (a)	259	34
Exxon Mobil Corp	3,759	285			$159
Helmerich & Payne Inc	15	1	Telecommunications - 3.64%
HollyFrontier Corp	1,091	47	AT&T Inc	3,228	117
Marathon Petroleum Corp	1,078	69	Cisco Systems Inc	4,983	223
Occidental Petroleum Corp	288	19	Juniper Networks Inc	37	1

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
February 28, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
Verizon Communications Inc	515	$25
		$366
Transportation - 0.02%
CSX Corp	10	1
Union Pacific Corp	9	1
		$2
TOTAL COMMON STOCKS		$10,052
INVESTMENT COMPANIES - 0.03%	Shares Held	Value (000's)
Money Market Funds - 0.03%
Principal Government Money Market Fund (b)	3,469	4

TOTAL INVESTMENT COMPANIES		$4
Total Investments		$10,056
Other Assets and Liabilities - 0.05%		$4
TOTAL NET ASSETS - 100.00%		$10,060

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.80%
Consumer, Non-cyclical		18.18%
Energy		10.85%
Consumer, Cyclical		10.04%
Industrial		9.78%
Technology		7.00%
Communications		4.14%
Basic Materials		3.57%
Utilities		3.56%
Investment Companies		0.03%
Other Assets and Liabilities		0.05%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		February 28, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$108	$104		$4
		$—		$108	$104		$4

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	—		$—			$—	$—
	$—		$—			$—	$—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments
February 28, 2018 (unaudited)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BLUE CHIP FUND
Class J shares
2018	(b)	$20.16	($0.02)	$2.56	$2.54	$–	($0.59)	($0.59)	$22.11
Institutional shares
2018	(f)	20.10	–	2.63	2.63	–	(0.59)	(0.59)	22.14
2017		17.00	0.10	3.17	3.27	(0.08)	(0.09)	(0.17)	20.10
2016		15.63	0.05	1.70	1.75	(0.07)	(0.31)	(0.38)	17.00
2015		15.14	0.10	0.86	0.96	(0.09)	(0.38)	(0.47)	15.63
2014		12.44	0.12	2.62	2.74	(0.04)	–	(0.04)	15.14
2013		10.64	0.18	1.69	1.87	(0.06)	(0.01)	(0.07)	12.44
R-3 shares
2018	(f)	20.00	(0.05)	2.61	2.56	–	(0.59)	(0.59)	21.97
2017		16.96	0.21	2.95	3.16	(0.03)	(0.09)	(0.12)	20.00
2016	(h)	15.64	(0.01)	1.33	1.32	–	–	–	16.96
R-4 shares
2018	(f)	20.05	(0.03)	2.62	2.59	–	(0.59)	(0.59)	22.05
2017		16.98	0.09	3.11	3.20	(0.04)	(0.09)	(0.13)	20.05
2016	(h)	15.64	–	1.34	1.34	–	–	–	16.98
R-5 shares
2018	(f)	20.07	(0.01)	2.62	2.61	–	(0.59)	(0.59)	22.09
2017		16.99	0.18	3.04	3.22	(0.05)	(0.09)	(0.14)	20.07
2016	(h)	15.64	0.01	1.34	1.35	–	–	–	16.99
R-6 shares
2018	(f)	20.10	0.01	2.63	2.64	–	(0.59)	(0.59)	22.15
2017	(i)	17.03	0.23	2.84	3.07	–	–	–	20.10

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

12.72%(c),(d)		$47,523	1.01%	(e)	1.04%(e),(j)		(0.20)%	(e)	29.9%	(e)

13.23	(c)	102,857	0.73	(e)	0.73 (e)	,(g)	0.02	(e)	29.9	(e)
19.42		63,268	0.69		0.69	(g)	0.57		27.1
11.39		1,257,265	0.69		0.69	(g)	0.33		36.4
6.46		1,226,210	0.71		0.71	(g)	0.61		26.2
22.07		421,601	0.72		0.72	(g)	0.85		34.4
17.74		179,732	0.75		0.95	(g)	1.46		1.3

12.92	(c)	7,415	1.24	(e)	–		(0.44	) (e)	29.9	(e)
18.77		337	1.25		–		1.08		27.1
8.44	(c)	11	1.26	(e)	–		(0.13	) (e)	36.4	(e)

13.04	(c)	1,443	1.05	(e)	–		(0.25	) (e)	29.9	(e)
19.02		27	1.06		–		0.51		27.1
8.57	(c)	11	1.07	(e)	–		0.05	(e)	36.4	(e)

13.12	(c)	8,148	0.93	(e)	–		(0.12	) (e)	29.9	(e)
19.11		83	0.94		–		0.95		27.1
8.63	(c)	11	0.95	(e)	–		0.19	(e)	36.4	(e)

13.28	(c)	2,447,355	0.67	(e)	0.67 (e)	,(g)	0.11	(e)	29.9	(e)
18.03	(c)	1,582,450	0.68	(e)	0.69 (e)	,(g)	1.74	(e)	27.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Period from September 11, 2017, date operations commenced, through February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Six months ended February 28, 2018.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(i)	Period from January 3, 2017, date operations commenced, through August 31, 2017.
(j)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss)	on Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
BOND MARKET INDEX FUND
Class J shares
2018	(b)	$11.01	$0.10	($0.37)	($0.27)	($0.22)	$–	($0.22)	$10.52
2017		11.17	0.17	(0.20)	(0.03)	(0.13)	–	(0.13)	11.01
2016		10.82	0.13	0.40	0.53	(0.17)	(0.01)	(0.18)	11.17
2015		10.94	0.12	(0.06)	0.06	(0.16)	(0.02)	(0.18)	10.82
2014		10.63	0.14	0.36	0.50	(0.19)	–	(0.19)	10.94
2013		11.17	0.11	(0.47)	(0.36)	(0.17)	(0.01)	(0.18)	10.63
Institutional shares
2018	(b)	11.21	0.12	(0.37)	(0.25)	(0.26)	–	(0.26)	10.70
2017		11.39	0.21	(0.20)	0.01	(0.19)	–	(0.19)	11.21
2016		11.02	0.20	0.39	0.59	(0.21)	(0.01)	(0.22)	11.39
2015		11.01	0.17	0.08	0.25	(0.22)	(0.02)	(0.24)	11.02
2014		10.71	0.20	0.35	0.55	(0.25)	–	(0.25)	11.01
2013		11.27	0.17	(0.48)	(0.31)	(0.24)	(0.01)	(0.25)	10.71
R-1 shares
2018	(b)	10.97	0.07	(0.37)	(0.30)	(0.16)	–	(0.16)	10.51
2017		11.16	0.12	(0.20)	(0.08)	(0.11)	–	(0.11)	10.97
2016		10.80	0.10	0.39	0.49	(0.12)	(0.01)	(0.13)	11.16
2015		10.93	0.08	(0.05)	0.03	(0.14)	(0.02)	(0.16)	10.80
2014		10.60	0.11	0.35	0.46	(0.13)	–	(0.13)	10.93
2013		11.15	0.07	(0.47)	(0.40)	(0.14)	(0.01)	(0.15)	10.60
R-2 shares
2018	(b)	11.00	0.08	(0.37)	(0.29)	(0.17)	–	(0.17)	10.54
2017		11.18	0.13	(0.20)	(0.07)	(0.11)	–	(0.11)	11.00
2016		10.80	0.11	0.39	0.50	(0.11)	(0.01)	(0.12)	11.18
2015		10.92	0.09	(0.06)	0.03	(0.13)	(0.02)	(0.15)	10.80
2014		10.61	0.12	0.36	0.48	(0.17)	–	(0.17)	10.92
2013		11.16	0.09	(0.47)	(0.38)	(0.16)	(0.01)	(0.17)	10.61
R-3 shares
2018	(b)	10.97	0.09	(0.37)	(0.28)	(0.20)	–	(0.20)	10.49
2017		11.16	0.15	(0.20)	(0.05)	(0.14)	–	(0.14)	10.97
2016		10.79	0.13	0.40	0.53	(0.15)	(0.01)	(0.16)	11.16
2015		10.92	0.11	(0.06)	0.05	(0.16)	(0.02)	(0.18)	10.79
2014		10.61	0.14	0.36	0.50	(0.19)	–	(0.19)	10.92
2013		11.19	0.11	(0.49)	(0.38)	(0.19)	(0.01)	(0.20)	10.61
R-4 shares
2018	(b)	11.00	0.10	(0.37)	(0.27)	(0.22)	–	(0.22)	10.51
2017		11.18	0.17	(0.20)	(0.03)	(0.15)	–	(0.15)	11.00
2016		10.84	0.15	0.39	0.54	(0.19)	(0.01)	(0.20)	11.18
2015		10.95	0.14	(0.06)	0.08	(0.17)	(0.02)	(0.19)	10.84
2014		10.65	0.16	0.35	0.51	(0.21)	–	(0.21)	10.95
2013		11.21	0.13	(0.48)	(0.35)	(0.20)	(0.01)	(0.21)	10.65
R-5 shares
2018	(b)	11.05	0.11	(0.37)	(0.26)	(0.23)	–	(0.23)	10.56
2017		11.23	0.18	(0.19)	(0.01)	(0.17)	–	(0.17)	11.05
2016		10.85	0.16	0.41	0.57	(0.18)	(0.01)	(0.19)	11.23
2015		10.97	0.15	(0.07)	0.08	(0.18)	(0.02)	(0.20)	10.85
2014		10.66	0.17	0.36	0.53	(0.22)	–	(0.22)	10.97
2013		11.23	0.14	(0.48)	(0.34)	(0.22)	(0.01)	(0.23)	10.66

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(2.53)%(c),(d)		$28,886	0.57	%(e)	0.69%(e),(f)		1.81	%(e)	106.4	%(e)
(0.20	) (d)	30,315	0.64		0.70	(f)	1.53		117.8
4.98	(d)	33,765	0.76		0.83	(f)	1.23		151.8
0.60	(d)	25,430	0.71		0.78	(f)	1.13		319.5
4.76	(d)	25,535	0.79		0.87	(f)	1.34		162.0
(3.34	) (d)	25,256	0.77		0.97	(f)	1.04		131.7

(2.29	) (c)	1,605,153	0.17	(e)	0.26 (e)	,(g)	2.22	(e)	106.4	(e)
0.19		1,795,872	0.23		0.26	(g)	1.94		117.8
5.52		1,648,408	0.23		0.26	(g)	1.75		151.8
2.26	(h)	1,154,916	0.23		0.26	(g)	1.55		319.5
5.25		922,012	0.26		0.26	(g)	1.88		162.0
(2.88)		1,462,194	0.26		0.26	(g)	1.54		131.7

(2.75	) (c)	1,751	1.05	(e)	1.14 (e)	,(g)	1.34	(e)	106.4	(e)
(0.70)		2,158	1.11		1.14	(g)	1.07		117.8
4.60		1,913	1.11		1.14	(g)	0.88		151.8
0.25		1,436	1.11		1.15	(g)	0.73		319.5
4.38		1,290	1.14		1.14	(g)	1.00		162.0
(3.68)		1,513	1.14		1.14	(g)	0.68		131.7

(2.68	) (c)	2,748	0.92	(e)	1.01 (e)	,(g)	1.48	(e)	106.4	(e)
(0.59)		2,936	0.98		1.01	(g)	1.19		117.8
4.76		2,940	0.98		1.01	(g)	1.01		151.8
0.32		3,334	0.98		1.02	(g)	0.85		319.5
4.55		4,006	1.01		1.01	(g)	1.13		162.0
(3.54)		3,985	1.01		1.01	(g)	0.81		131.7

(2.61	) (c)	16,090	0.74	(e)	0.83 (e)	,(g)	1.65	(e)	106.4	(e)
(0.42)		17,123	0.80		0.83	(g)	1.38		117.8
5.00		16,998	0.80		0.83	(g)	1.19		151.8
0.47		14,851	0.80		0.84	(g)	1.04		319.5
4.81		13,786	0.83		0.83	(g)	1.31		162.0
(3.48)		11,485	0.83		0.83	(g)	0.98		131.7

(2.51	) (c)	40,497	0.55	(e)	0.64 (e)	,(g)	1.84	(e)	106.4	(e)
(0.18)		42,411	0.61		0.64	(g)	1.57		117.8
5.10		36,951	0.61		0.64	(g)	1.38		151.8
0.79		24,500	0.61		0.65	(g)	1.25		319.5
4.87		7,649	0.64		0.64	(g)	1.50		162.0
(3.23)		7,137	0.64		0.64	(g)	1.17		131.7

(2.39	) (c)	18,896	0.43	(e)	0.52 (e)	,(g)	1.95	(e)	106.4	(e)
(0.06)		26,153	0.49		0.52	(g)	1.67		117.8
5.24	(i)	31,929	0.49		0.52	(g)	1.50		151.8
0.87	(i)	28,385	0.49		0.53	(g)	1.34		319.5
5.05		56,079	0.52		0.52	(g)	1.62		162.0
(3.16)		25,057	0.52		0.52	(g)	1.29		131.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(i)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

			FINANCIAL HIGHLIGHTS
			PRINCIPAL FUNDS, INC.
				(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2018	(b)	$11.57	$0.11	$0.02	$0.13	($0.26)	$–	($0.26)	$11.44
2017		11.08	0.23	0.54	0.77	(0.28)	–	(0.28)	11.57
2016		11.25	0.22	(0.29)	(0.07)	(0.10)	–	(0.10)	11.08
2015		13.21	0.19	(1.89)	(1.70)	(0.13)	(0.13)	(0.26)	11.25
2014		11.81	0.22	1.45	1.67	(0.16)	(0.11)	(0.27)	13.21
2013		11.99	0.20	0.07	0.27	(0.15)	(0.30)	(0.45)	11.81
R-3 shares
2018	(b)	11.53	0.06	0.03	0.09	(0.20)	–	(0.20)	11.42
2017		11.06	0.19	0.52	0.71	(0.24)	–	(0.24)	11.53
2016	(f)	10.45	0.10	0.51	0.61	–	–	–	11.06
R-4 shares
2018	(b)	11.54	0.09	0.03	0.12	(0.22)	–	(0.22)	11.44
2017		11.07	0.20	0.53	0.73	(0.26)	–	(0.26)	11.54
2016	(f)	10.45	0.10	0.52	0.62	–	–	–	11.07
R-5 shares
2018	(b)	11.56	0.10	0.02	0.12	(0.24)	–	(0.24)	11.44
2017		11.08	0.21	0.54	0.75	(0.27)	–	(0.27)	11.56
2016	(f)	10.45	0.11	0.52	0.63	–	–	–	11.08
R-6 shares
2018	(b)	11.57	0.11	0.02	0.13	(0.26)	–	(0.26)	11.44
2017		11.08	0.27	0.50	0.77	(0.28)	–	(0.28)	11.57
2016		11.25	0.26	(0.32)	(0.06)	(0.11)	–	(0.11)	11.08
2015	(h)	12.07	0.17	(0.99)	(0.82)	–	–	–	11.25
DYNAMIC FLOATING RATE HIGH INCOME FUND
Institutional shares
2018	(b)	9.31	0.20	0.06	0.26	(0.19)	–	(0.19)	9.38
2017		9.17	0.44	0.13	0.57	(0.43)	–	(0.43)	9.31
2016		9.41	0.47	(0.22)	0.25	(0.49)	–	(0.49)	9.17
2015	(i)	10.00	0.43	(0.60)	(0.17)	(0.42)	–	(0.42)	9.41
EDGE MIDCAP FUND
Institutional shares
2018	(b)	12.60	0.06	0.96	1.02	–	(0.14)	(0.14)	13.48
2017		12.24	0.12	0.78	0.90	(0.10)	(0.44)	(0.54)	12.60
2016	(j)	10.00	0.11	2.17	2.28	(0.03)	(0.01)	(0.04)	12.24
R-6 shares
2018	(b)	12.68	0.07	0.95	1.02	(0.06)	(0.14)	(0.20)	13.50
2017	(k)	12.12	0.09	0.47	0.56	–	–	–	12.68

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

1.07%	(c)	$2,534,966	0.86%	(d)	0.95%(d),(e)		1.89%	(d)	95.3%	(d)
7.16		2,591,713	0.88		0.92	(e)	2.08		65.1
(0.53)		3,294,419	0.87		0.87	(e)	2.02		77.6
(12.98)		3,141,543	0.87		–		1.53		66.4
14.35		2,485,224	0.86		–		1.74		67.3
2.31		1,438,209	0.87		0.87	(e)	1.65		78.7

0.76	(c)	82	1.35	(d)	–		1.08	(d)	95.3	(d)
6.60		17	1.38		–		1.71		65.1
5.84	(c)	11	1.39	(d)	–		2.08	(d)	77.6	(d)

0.85 (c)	,(g)	11	1.16	(d)	–		1.57	(d)	95.3	(d)
6.82	(g)	11	1.19		–		1.76		65.1
5.93	(c)	11	1.20	(d)	–		2.25	(d)	77.6	(d)

0.98	(c)	11	1.04	(d)	–		1.71	(d)	95.3	(d)
6.93		11	1.07		–		1.90		65.1
6.03	(c)	11	1.08	(d)	–		2.39	(d)	77.6	(d)

1.13	(c)	1,444,495	0.79	(d)	0.82 (d)	,(e)	1.97	(d)	95.3	(d)
7.17		1,568,988	0.83		0.83	(e)	2.42		65.1
(0.50)		29,601	0.88		0.98	(e)	2.43		77.6
(6.79	) (c)	810	0.88	(d)	25.58 (d)	,(e)	2.21	(d)	66.4	(d)

2.77	(c)	7,194	0.75	(d)	1.37 (d)	,(e)	4.20	(d)	50.7	(d)
6.25		7,063	0.75		1.40	(e)	4.73		104.0
2.96		6,899	0.75		1.27	(e)	5.23		112.8
(1.72	) (c)	7,070	0.75	(d)	1.34 (d)	,(e)	4.58	(d)	94.0	(d)

8.01 (c)	,(g)	4,811	0.90	(d)	1.33 (d)	,(e)	0.86	(d)	9.0	(d)
7.51		1,289	0.78		0.78	(e)	1.00		11.9
22.89	(c)	292,615	0.79	(d)	0.79 (d)	,(e)	1.04	(d)	22.4	(d)

8.05	(c)	600,153	0.76	(d)	0.76 (d)	,(e)	0.98	(d)	9.0	(d)
4.62	(c)	286,832	0.77	(d)	0.81 (d)	,(e)	1.06	(d)	11.9	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from March 29, 2016, date operations commenced, through August 31, 2016.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(i)	Period from September 10, 2014, date operations commenced, through August 31, 2015.
(j)	Period from September 28, 2015, date operations commenced, through August 31, 2016.
(k)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2018	(b)	$11.39	$0.07	$0.07	$0.14	($0.09)	($0.24)	($0.33)	$11.20
2017		10.86	0.11	0.44	0.55	(0.02)	–	(0.02)	11.39
2016		10.99	0.05	0.14	0.19	(0.09)	(0.23)	(0.32)	10.86
2015		11.14	(0.03)	0.15	0.12	(0.10)	(0.17)	(0.27)	10.99
2014		10.54	–	0.71	0.71	(0.03)	(0.08)	(0.11)	11.14
2013		10.35	0.04	0.29	0.33	–	(0.14)	(0.14)	10.54
R-6 shares
2018	(b)	11.39	0.08	0.05	0.13	(0.09)	(0.24)	(0.33)	11.19
2017	(h)	11.28	0.04	0.07	0.11	–	–	–	11.39
GLOBAL OPPORTUNITIES FUND
Institutional shares
2018	(b)	13.13	0.05	0.94	0.99	(0.38)	(0.93)	(1.31)	12.81
2017		11.57	0.18	1.58	1.76	(0.20)	–	(0.20)	13.13
2016		11.46	0.17	0.20	0.37	(0.16)	(0.10)	(0.26)	11.57
2015		13.28	0.18	(0.67)	(0.49)	(0.12)	(1.21)	(1.33)	11.46
2014		10.91	0.14	2.30	2.44	(0.07)	–	(0.07)	13.28
2013	(i)	10.00	0.10	0.81	0.91	–	–	–	10.91

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

Ratio of Expenses to
Average Net Assets
(Excluding
Dividends and
Interest Expense on
					Shorts, Short Sale				Ratio of Net
			Ratio of Expenses		Fees and Reverse		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Repurchase		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Agreement Expense)		Net Assets		Assets		Turnover Rate

1.20	%(c)	$1,186,640	1.82	%(d)	1.63%(d),(e)		1.86%(d),(f)		1.25	%(d)	378.0	%(d)
5.04		1,156,731	2.18		1.60	(e)	2.21	(f)	1.03		317.6
1.80		2,265,206	2.08		1.61	(e)	2.08	(f)	0.46		233.9
1.16		2,678,876	2.07		1.63	(e)	2.07	(f)	(0.23)		142.5
6.84		1,524,051	2.17		1.63	(e)	2.17	(f)	0.00		166.4
3.23		932,801	2.26		1.65	(e)	2.28	(f)	0.34		135.6

1.07 (c)	,(g)	1,396,526	1.73	(d)	1.54 (d)	,(e)	1.78 (d)	,(f)	1.34	(d)	378.0	(d)
1.06 (c)	,(g)	1,532,177	2.10	(d)	1.54 (d)	,(e)	2.15 (d)	,(f)	1.51	(d)	317.6	(d)

7.78	(c)	896,691	0.85	(d)	N/A		0.86 (d)	,(f)	0.78	(d)	92.5	(d)
15.49		946,975	0.85		N/A		0.85	(f)	1.52		117.1
3.21		1,320,900	0.85		N/A		–		1.53		145.3
(3.72)		1,255,650	0.84		N/A		0.84	(f)	1.43		138.7
22.41		1,403,422	0.84		N/A		0.84	(f)	1.14		128.4
9.10	(c)	1,104,538	0.90	(d)	N/A		0.90 (d)	,(f)	1.34	(d)	190.4	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(f)	Excludes expense reimbursement from Manager.
(g)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h)	Period from June 12, 2017, date operations commenced, through August 31, 2017.
(i)	Period from December 28, 2012, date operations commenced, through August 31, 2013.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss)on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2018	(b)	$10.55	$0.07	$0.55	$0.62	($0.30)	($0.08)	($0.38)	$10.79
2017		9.24	0.27	1.29	1.56	(0.25)	–	(0.25)	10.55
2016		9.58	0.26	(0.26)	–	(0.23)	(0.11)	(0.34)	9.24
2015		10.70	0.25	(1.09)	(0.84)	(0.26)	(0.02)	(0.28)	9.58
2014		10.91	0.31	1.34	1.65	(0.32)	(1.54)	(1.86)	10.70
2013		9.51	0.28	1.43	1.71	(0.31)	–	(0.31)	10.91
R-1 shares
2018	(b)	10.20	0.03	0.53	0.56	(0.21)	(0.08)	(0.29)	10.47
2017		8.93	0.18	1.26	1.44	(0.17)	–	(0.17)	10.20
2016		9.28	0.17	(0.25)	(0.08)	(0.16)	(0.11)	(0.27)	8.93
2015		10.40	0.18	(1.08)	(0.90)	(0.20)	(0.02)	(0.22)	9.28
2014		10.69	0.21	1.30	1.51	(0.26)	(1.54)	(1.80)	10.40
2013		9.34	0.22	1.37	1.59	(0.24)	–	(0.24)	10.69
R-2 shares
2018	(b)	10.49	0.04	0.54	0.58	(0.22)	(0.08)	(0.30)	10.77
2017		9.18	0.19	1.30	1.49	(0.18)	–	(0.18)	10.49
2016		9.52	0.19	(0.26)	(0.07)	(0.16)	(0.11)	(0.27)	9.18
2015		10.63	0.16	(1.07)	(0.91)	(0.18)	(0.02)	(0.20)	9.52
2014		10.89	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.63
2013		9.52	0.23	1.40	1.63	(0.26)	–	(0.26)	10.89
R-3 shares
2018	(b)	10.35	0.05	0.53	0.58	(0.24)	(0.08)	(0.32)	10.61
2017		9.07	0.20	1.28	1.48	(0.20)	–	(0.20)	10.35
2016		9.40	0.20	(0.25)	(0.05)	(0.17)	(0.11)	(0.28)	9.07
2015		10.51	0.20	(1.08)	(0.88)	(0.21)	(0.02)	(0.23)	9.40
2014		10.77	0.25	1.31	1.56	(0.28)	(1.54)	(1.82)	10.51
2013		9.41	0.25	1.38	1.63	(0.27)	–	(0.27)	10.77
R-4 shares
2018	(b)	10.46	0.06	0.54	0.60	(0.26)	(0.08)	(0.34)	10.72
2017		9.17	0.20	1.31	1.51	(0.22)	–	(0.22)	10.46
2016		9.50	0.21	(0.24)	(0.03)	(0.19)	(0.11)	(0.30)	9.17
2015		10.62	0.21	(1.09)	(0.88)	(0.22)	(0.02)	(0.24)	9.50
2014		10.85	0.27	1.33	1.60	(0.29)	(1.54)	(1.83)	10.62
2013		9.46	0.27	1.38	1.65	(0.26)	–	(0.26)	10.85
R-5 shares
2018	(b)	10.49	0.06	0.54	0.60	(0.27)	(0.08)	(0.35)	10.74
2017		9.18	0.23	1.31	1.54	(0.23)	–	(0.23)	10.49
2016		9.52	0.22	(0.25)	(0.03)	(0.20)	(0.11)	(0.31)	9.18
2015		10.64	0.23	(1.10)	(0.87)	(0.23)	(0.02)	(0.25)	9.52
2014		10.86	0.28	1.34	1.62	(0.30)	(1.54)	(1.84)	10.64
2013		9.48	0.28	1.39	1.67	(0.29)	–	(0.29)	10.86
R-6 shares
2018	(b)	10.54	0.08	0.55	0.63	(0.30)	(0.08)	(0.38)	10.79
2017	(g)	9.01	0.14	1.39	1.53	–	–	–	10.54

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

5.85	%(c)	$55,808	0.37%	(d)	0.41%(d),(e)		1.38%	(d)	24.1%	(d)
17.42		67,784	0.32		0.32	(e)	2.83		24.7
(0.02)		831,719	0.34		0.34	(e)	2.83		31.3
(7.90)		736,329	0.32		0.32	(e)	2.51		35.6
15.97		677,283	0.33		0.33	(e)	2.87		45.8
18.16		424,630	0.34		0.34	(e)	2.67		46.2

5.50	(c)	942	1.19	(d)	–		0.54	(d)	24.1	(d)
16.43		1,000	1.19		–		1.93		24.7
(0.90)		586	1.21		–		1.93		31.3
(8.68)		696	1.19		1.19	(e)	1.84		35.6
14.89		334	1.20		1.20	(e)	1.97		45.8
17.19		123	1.24		1.24	(e)	2.08		46.2

5.45 (c)	,(f)	894	1.06	(d)	–		0.71	(d)	24.1	(d)
16.66	(f)	874	1.06		–		1.96		24.7
(0.75)		903	1.08		–		2.12		31.3
(8.58)		754	1.06		1.06	(e)	1.60		35.6
15.05		1,203	1.07		1.07	(e)	2.27		45.8
17.30		490	1.11		1.11	(e)	2.19		46.2

5.62	(c)	19,689	0.88	(d)	–		0.85	(d)	24.1	(d)
16.77		18,585	0.88		–		2.14		24.7
(0.49)		15,789	0.90		–		2.26		31.3
(8.45)		15,450	0.88		0.88	(e)	1.99		35.6
15.28		12,323	0.89		0.89	(e)	2.34		45.8
17.51		8,197	0.93		0.93	(e)	2.37		46.2

5.73	(c)	12,618	0.69	(d)	–		1.06	(d)	24.1	(d)
16.93		13,372	0.69		–		2.14		24.7
(0.30)		11,997	0.71		–		2.32		31.3
(8.32)		11,862	0.69		0.69	(e)	2.11		35.6
15.57		13,822	0.70		0.70	(e)	2.52		45.8
17.68		7,801	0.74		0.74	(e)	2.53		46.2

5.74	(c)	21,097	0.57	(d)	–		1.19	(d)	24.1	(d)
17.23		29,429	0.57		–		2.35		24.7
(0.30)		29,179	0.59		–		2.49		31.3
(8.18)		33,729	0.57		0.57	(e)	2.23		35.6
15.71		37,859	0.58		0.58	(e)	2.62		45.8
17.84		24,896	0.62		0.62	(e)	2.65		46.2

5.96	(c)	967,912	0.27	(d)	0.31 (d)	,(e)	1.46	(d)	24.1	(d)
16.98	(c)	924,600	0.27	(d)	0.32 (d)	,(e)	2.02	(d)	24.7	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

			FINANCIAL HIGHLIGHTS (Continued)
			PRINCIPAL FUNDS, INC.
				(unaudited)

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2018	(b)	$12.17	($0.01)	$1.09	$1.08	($0.26)	($0.37)	($0.63)	$12.62
2017		9.87	0.18	2.15	2.33	(0.03)	–	(0.03)	12.17
2016		9.61	0.08	0.30	0.38	(0.12)	–	(0.12)	9.87
2015	(f)	9.07	0.09	0.45	0.54	–	–	–	9.61
R-6 shares
2018	(b)	12.21	–	1.09	1.09	(0.26)	(0.37)	(0.63)	12.67
2017	(g)	9.83	0.02	2.36	2.38	–	–	–	12.21
MULTI-MANAGER EQUITY LONG/SHORT FUND
Institutional shares
2018	(b)	10.62	(0.04)	0.79	0.75	(0.10)	(0.46)	(0.56)	10.81
2017		9.99	(0.04)	0.75	0.71	(0.05)	(0.03)	(0.08)	10.62
2016	(i)	10.00	(0.04)	0.03	(0.01)	–	–	–	9.99
R-6 shares
2018	(b)	10.63	(0.04)	0.79	0.75	(0.10)	(0.46)	(0.56)	10.82
2017		9.99	(0.07)	0.79	0.72	(0.05)	(0.03)	(0.08)	10.63
2016	(i)	10.00	(0.04)	0.03	(0.01)	–	–	–	9.99
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2018	(b)	10.66	0.22	(0.14)	0.08	(0.21)	–	(0.21)	10.53
2017		11.03	0.43	(0.39)	0.04	(0.41)	–	(0.41)	10.66
2016		10.20	0.39	0.84	1.23	(0.40)	–	(0.40)	11.03
2015	(k)	10.29	0.20	(0.09)	0.11	(0.20)	–	(0.20)	10.20
ORIGIN EMERGING MARKETS FUND
Institutional shares
2018	(b)	11.61	(0.02)	1.39	1.37	(0.11)	–	(0.11)	12.87
2017		8.97	0.05	2.66	2.71	(0.07)	–	(0.07)	11.61
2016		8.42	0.07	0.56	0.63	(0.08)	–	(0.08)	8.97
2015	(l)	10.00	0.18	(1.76)	(1.58)	–	–	–	8.42
R-6 shares
2018	(b)	11.61	(0.01)	1.38	1.37	(0.11)	–	(0.11)	12.87
2017		8.97	0.50	2.21	2.71	(0.07)	–	(0.07)	11.61
2016		8.42	0.07	0.56	0.63	(0.08)	–	(0.08)	8.97
2015	(l)	10.00	(0.02)	(1.56)	(1.58)	–	–	–	8.42

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

					Ratio of Expenses
					to Average Net
					Assets (Excluding
			Ratio of		Dividends and						Ratio of Net
		Net Assets, End	Expenses to		Interest Expense on		Ratio of Expenses to Average		Ratio of Gross		Investment Income		Portfolio
		of Period (in	Average Net		Shorts and Short		Net Assets (Excluding Interest		Expenses to		to Average Net		Turnover
Total Return		thousands)	Assets		Sale Fees Expense)		Expense Fees)		Average Net Assets		Assets		Rate

8.87	%(c)	$4,261	1.20	%(d)	N/A		N/A		1.55%(d),(e)		(0.15	)%(d)	42.6	%(d)
23.66		1,991	1.08		N/A		N/A		1.08	(e)	1.72		58.8
3.99		168,786	1.20		N/A		N/A		1.23	(e)	0.82		49.9
5.95	(c)	3,374	1.20	(d)	N/A		N/A		4.14 (d)	,(e)	1.39	(d)	62.8	(d)

8.94	(c)	1,001,552	1.06	(d)	N/A		N/A		1.06 (d)	,(e)	0.07	(d)	42.6	(d)
24.21	(c)	1,002,985	1.06	(d)	N/A		N/A		1.09 (d)	,(e)	0.24	(d)	58.8	(d)

7.06	(c)	103	2.20	(d)	1.67 (d)	,(h)	N/A		30.93 (d)	,(e)	(0.78	) (d)	270.8	(d)
7.09		80	2.49		1.67	(h)	N/A		31.95	(e)	(0.42)		301.2
(0.10	) (c)	10	2.45	(d)	1.67 (d)	,(h)	N/A		486.48 (d)	,(e)	(0.99	) (d)	412.4	(d)

7.10	(c)	359,959	2.12	(d)	1.59 (d)	,(h)	N/A		2.15 (d)	,(e)	(0.71	) (d)	270.8	(d)
7.19		323,616	2.42		1.60	(h)	N/A		2.45	(e)	(0.63)		301.2
(0.10	) (c)	325,987	2.38	(d)	1.60 (d)	,(h)	N/A		2.45 (d)	,(e)	(0.93	) (d)	412.4	(d)

0.74	(c)	67,004	0.71	(d)	N/A		0.62 (d)	,(j)	0.71 (d)	,(e)	4.19	(d)	74.3	(d)
0.48		61,797	0.69		N/A		0.63	(j)	0.79	(e)	4.10		67.9
12.23		3,606	0.70		N/A		0.65	(j)	2.42	(e)	3.57		53.5
1.04	(c)	10	0.71	(d)	N/A		0.65 (d)	,(j)	452.62 (d)	,(e)	4.14	(d)	54.9	(d)

11.89	(c)	42,926	1.25	(d)	N/A		N/A		1.32 (d)	,(e)	(0.26	) (d)	40.4	(d)
30.58		35,584	1.24		N/A		N/A		1.24	(e)	0.51		66.3
7.50		778,143	1.24		N/A		N/A		1.24	(e)	0.86		69.0
(15.80	) (c)	816,035	1.25	(d)	N/A		N/A		1.31 (d)	,(e)	3.01	(d)	86.6	(d)

11.89	(c)	699,255	1.21	(d)	N/A		N/A		1.23 (d)	,(e)	(0.22	) (d)	40.4	(d)
30.54		662,808	1.21		N/A		N/A		1.23	(e)	4.54		66.3
7.50		90	1.26		N/A		N/A		25.47	(e)	0.87		69.0
(15.80	) (c)	85	1.26	(d)	N/A		N/A		8.94 (d)	,(e)	(0.41	) (d)	86.6	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(g)	Period from January 3, 2017, date operations commenced, through August 31, 2017.
(h)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(i)	Period from March 31, 2016, date operations commenced, through August 31, 2016.
(j)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(k)	Period from March 10, 2015, date operations commenced, through August 31, 2015.
(l)	Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PREFERRED SECURITIES FUND
Class J shares
2018	(b)	$10.26	$0.25	($0.22)	$0.03	($0.25)	($0.02)	($0.27)	$10.02
2017		10.11	0.49	0.22	0.71	(0.47)	(0.09)	(0.56)	10.26
2016		10.01	0.48	0.18	0.66	(0.47)	(0.09)	(0.56)	10.11
2015		10.34	0.48	(0.12)	0.36	(0.51)	(0.18)	(0.69)	10.01
2014		9.97	0.51	0.65	1.16	(0.52)	(0.27)	(0.79)	10.34
2013		10.17	0.51	(0.12)	0.39	(0.53)	(0.06)	(0.59)	9.97
Institutional shares
2018	(b)	10.46	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)	10.22
2017		10.30	0.52	0.23	0.75	(0.50)	(0.09)	(0.59)	10.46
2016		10.18	0.52	0.19	0.71	(0.50)	(0.09)	(0.59)	10.30
2015		10.51	0.53	(0.14)	0.39	(0.54)	(0.18)	(0.72)	10.18
2014		10.12	0.56	0.66	1.22	(0.56)	(0.27)	(0.83)	10.51
2013		10.31	0.57	(0.12)	0.45	(0.58)	(0.06)	(0.64)	10.12
R-1 shares
2018	(b)	10.41	0.22	(0.22)	–	(0.22)	(0.02)	(0.24)	10.17
2017		10.25	0.44	0.22	0.66	(0.41)	(0.09)	(0.50)	10.41
2016		10.14	0.43	0.19	0.62	(0.42)	(0.09)	(0.51)	10.25
2015		10.46	0.44	(0.12)	0.32	(0.46)	(0.18)	(0.64)	10.14
2014		10.08	0.47	0.66	1.13	(0.48)	(0.27)	(0.75)	10.46
2013		10.28	0.48	(0.13)	0.35	(0.49)	(0.06)	(0.55)	10.08
R-2 shares
2018	(b)	10.35	0.22	(0.22)	–	(0.22)	(0.02)	(0.24)	10.11
2017		10.20	0.45	0.22	0.67	(0.43)	(0.09)	(0.52)	10.35
2016		10.09	0.45	0.18	0.63	(0.43)	(0.09)	(0.52)	10.20
2015		10.42	0.45	(0.12)	0.33	(0.48)	(0.18)	(0.66)	10.09
2014		10.04	0.48	0.66	1.14	(0.49)	(0.27)	(0.76)	10.42
2013		10.24	0.49	(0.12)	0.37	(0.51)	(0.06)	(0.57)	10.04
R-3 shares
2018	(b)	10.39	0.23	(0.22)	0.01	(0.23)	(0.02)	(0.25)	10.15
2017		10.23	0.47	0.22	0.69	(0.44)	(0.09)	(0.53)	10.39
2016		10.12	0.47	0.18	0.65	(0.45)	(0.09)	(0.54)	10.23
2015		10.45	0.47	(0.13)	0.34	(0.49)	(0.18)	(0.67)	10.12
2014		10.07	0.51	0.65	1.16	(0.51)	(0.27)	(0.78)	10.45
2013		10.26	0.51	(0.11)	0.40	(0.53)	(0.06)	(0.59)	10.07
R-4 shares
2018	(b)	10.37	0.24	(0.22)	0.02	(0.24)	(0.02)	(0.26)	10.13
2017		10.21	0.48	0.23	0.71	(0.46)	(0.09)	(0.55)	10.37
2016		10.10	0.49	0.18	0.67	(0.47)	(0.09)	(0.56)	10.21
2015		10.44	0.50	(0.15)	0.35	(0.51)	(0.18)	(0.69)	10.10
2014		10.06	0.53	0.65	1.18	(0.53)	(0.27)	(0.80)	10.44
2013		10.25	0.53	(0.11)	0.42	(0.55)	(0.06)	(0.61)	10.06
R-5 shares
2018	(b)	10.42	0.25	(0.22)	0.03	(0.25)	(0.02)	(0.27)	10.18
2017		10.26	0.50	0.23	0.73	(0.48)	(0.09)	(0.57)	10.42
2016		10.15	0.50	0.18	0.68	(0.48)	(0.09)	(0.57)	10.26
2015		10.47	0.50	(0.12)	0.38	(0.52)	(0.18)	(0.70)	10.15
2014		10.09	0.53	0.66	1.19	(0.54)	(0.27)	(0.81)	10.47
2013		10.28	0.55	(0.12)	0.43	(0.56)	(0.06)	(0.62)	10.09
R-6 shares
2018	(b)	10.46	0.26	(0.22)	0.04	(0.26)	(0.02)	(0.28)	10.22
2017	(i)	9.91	0.35	0.53	0.88	(0.33)	–	(0.33)	10.46

See accompanying notes.

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

0.25%(c),(d)		$49,702	0.98	%(e)	1.01%(e),(f)		4.85	%(e)	12.5	%(e)
7.37	(d)	51,417	1.00		1.03	(f)	4.88		16.1
6.87	(d)	50,135	1.06		1.10	(f)	4.84		13.9
3.59	(d)	43,477	1.14		1.16	(f)	4.72		16.9
12.24	(d)	39,563	1.20		1.28	(f)	5.02		20.1
3.74	(d)	33,590	1.27		1.47	(f)	4.91		31.5

0.34	(c)	3,913,193	0.79	(e)	0.79 (e)	,(g)	5.05	(e)	12.5	(e)
7.58		3,817,309	0.77		0.77	(g)	5.11		16.1
7.26		2,444,823	0.76		–		5.14		13.9
3.91		1,923,458	0.76		–		5.12		16.9
12.76		2,033,946	0.75		–		5.48		20.1
4.32		1,884,821	0.75		0.75	(g)	5.42		31.5

(0.06	) (c)	1,108	1.58	(e)	–		4.24	(e)	12.5	(e)
6.75		1,315	1.58		–		4.31		16.1
6.32		1,572	1.58		–		4.32		13.9
3.16		1,332	1.58		–		4.27		16.9
11.78		1,751	1.59		–		4.66		20.1
3.38		1,761	1.58		–		4.58		31.5

0.01	(c)	1,759	1.45	(e)	–		4.39	(e)	12.5	(e)
6.84		1,760	1.45		–		4.44		16.1
6.49		1,234	1.45		–		4.45		13.9
3.25		1,556	1.45		–		4.43		16.9
11.98		845	1.46		–		4.75		20.1
3.51		1,009	1.45		–		4.70		31.5

0.10	(c)	2,664	1.27	(e)	–		4.57	(e)	12.5	(e)
7.09		2,676	1.27		–		4.62		16.1
6.66		3,311	1.27		–		4.63		13.9
3.40		3,758	1.27		–		4.60		16.9
12.13		4,074	1.28		–		4.98		20.1
3.81		4,107	1.27		–		4.91		31.5

0.19	(c)	1,343	1.08	(e)	–		4.77	(e)	12.5	(e)
7.30		1,304	1.08		–		4.78		16.1
6.86		1,395	1.08		–		4.89		13.9
3.52		1,543	1.08		–		4.87		16.9
12.35		1,221	1.09		–		5.22		20.1
4.01		1,436	1.08		–		5.11		31.5

0.25	(c)	3,515	0.96	(e)	–		4.87	(e)	12.5	(e)
7.40		3,506	0.96		–		4.92		16.1
7.07	(h)	4,216	0.96		–		4.93		13.9
3.72	(h)	3,665	0.96		–		4.90		16.9
12.45		3,350	0.97		–		5.24		20.1
4.12		4,963	0.96		–		5.27		31.5

0.38	(c)	521,489	0.70	(e)	0.70 (e)	,(g)	5.13	(e)	12.5	(e)
8.98	(c)	520,462	0.71	(e)	0.72 (e)	,(g)	5.08	(e)	16.1	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Excludes expense reimbursement from Manager.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning	Income	Gain (Loss)	on Investment	Investment	Realized	and	Value, End
		of Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE ALLOCATION FUND
Institutional shares
2018	(b)	$10.28	$0.20	($0.34)	($0.14)	($0.19)	($0.01)	($0.20)	$9.94
2017		10.42	0.31	(0.13)	0.18	(0.27)	(0.05)	(0.32)	10.28
2016		9.65	0.19	0.83	1.02	(0.25)	–	(0.25)	10.42
2015	(g)	10.00	0.14	(0.42)	(0.28)	(0.07)	–	(0.07)	9.65
REAL ESTATE DEBT INCOME FUND
Institutional shares
2018	(b)	9.74	0.16	(0.36)	(0.20)	(0.17)	–	(0.17)	9.37
2017		9.87	0.35	(0.17)	0.18	(0.31)	–	(0.31)	9.74
2016		9.76	0.30	0.13	0.43	(0.32)	–	(0.32)	9.87
2015	(g)	10.00	0.24	(0.25)	(0.01)	(0.23)	–	(0.23)	9.76
R-6 shares
2018	(b)	9.74	0.17	(0.36)	(0.19)	(0.18)	–	(0.18)	9.37
2017	(i)	9.49	0.23	0.23	0.46	(0.21)	–	(0.21)	9.74
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2018	(b)	16.65	0.18	0.72	0.90	(0.15)	(0.78)	(0.93)	16.62
2017		15.01	0.41	1.61	2.02	(0.38)	–	(0.38)	16.65
2016		12.79	0.39	2.43	2.82	(0.34)	(0.26)	(0.60)	15.01
2015		14.40	0.42	(1.38)	(0.96)	(0.34)	(0.31)	(0.65)	12.79
2014		12.29	0.43	2.25	2.68	(0.31)	(0.26)	(0.57)	14.40
2013		10.49	0.41	1.78	2.19	(0.36)	(0.03)	(0.39)	12.29
R-6 shares
2018	(b)	16.66	0.18	0.73	0.91	(0.16)	(0.78)	(0.94)	16.63
2017	(i)	16.17	0.33	0.22	0.55	(0.06)	–	(0.06)	16.66
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2018	(b)	12.03	0.06	0.64	0.70	(0.28)	(0.22)	(0.50)	12.23
2017		10.43	0.13	1.69	1.82	(0.22)	–	(0.22)	12.03
2016	(j)	10.00	0.24	0.26	0.50	(0.05)	(0.02)	(0.07)	10.43
R-6 shares
2018	(b)	12.12	0.07	0.64	0.71	(0.28)	(0.22)	(0.50)	12.33
2017		10.44	0.26	1.64	1.90	(0.22)	–	(0.22)	12.12
2016	(j)	10.00	0.31	0.20	0.51	(0.05)	(0.02)	(0.07)	10.44
SYSTEMATEX LARGE VALUE FUND
R-6 shares
2018	(b)	12.37	0.12	0.99	1.11	(0.24)	(0.08)	(0.32)	13.16
2017		11.25	0.23	1.13	1.36	(0.24)	–	(0.24)	12.37
2016	(j)	10.00	0.23	1.11	1.34	(0.07)	(0.02)	(0.09)	11.25

					FINANCIAL HIGHLIGHTS (Continued)
					PRINCIPAL FUNDS, INC.
					(unaudited)

							Ratio of Net
			Ratio of Expenses		Ratio of Gross		Investment Income
		Net Assets, End of	to Average Net		Expenses to Average		to Average Net		Portfolio
Total Return		Period (in thousands)	Assets		Net Assets		Assets		Turnover Rate

(1.45	)%(c)	$471	0.15%(d),(e)		6.05%(d),(e),(f)		4.01	%(d)	49.5	%(d)
1.87		320	0.15	(e)	9.24 (e)	,(f)	3.09		44.4
10.73		188	0.15	(e)	22.98 (e)	,(f)	1.86		76.4
(2.80	) (c)	10	0.15 (d)	,(e)	338.94 (d)	,(e),(f)	2.16	(d)	33.5	(d)

(2.02	) (c)	1,840	0.70	(d)	1.98 (d)	,(f)	3.40	(d)	27.0	(d)
1.87		2,109	0.59		0.59	(f)	3.65		13.1
4.69	(h)	153,816	0.63		0.63	(f)	3.11		20.1
(0.22) (c),(h)		22,371	0.70	(d)	0.84 (d)	,(f)	3.59	(d)	42.2	(d)

(1.97	) (c)	185,562	0.57	(d)	0.58 (d)	,(f)	3.53	(d)	27.0	(d)
4.90	(c)	188,307	0.57	(d)	0.64 (d)	,(f)	3.58	(d)	13.1	(d)

5.25	(c)	2,387,934	0.86	(d)	0.86 (d)	,(f)	2.11	(d)	32.6	(d)
13.56		2,179,792	0.86		0.89	(f)	2.51		25.5
22.94		1,142,465	0.82		0.82	(f)	2.90		25.8
(6.89)		849,929	0.86		0.88	(f)	3.00		29.3
22.19		554,543	0.80		–		3.14		18.2
21.32		353,059	0.82		–		3.54		18.5

5.30	(c)	94,964	0.77	(d)	0.77 (d)	,(f)	2.14	(d)	32.6	(d)
3.43	(c)	610,070	0.77	(d)	0.78 (d)	,(f)	2.96	(d)	25.5	(d)

5.79	(c)	571	0.75	(d)	3.82 (d)	,(f)	0.96	(d)	31.0	(d)
17.86		554	0.75		1.87	(f)	1.25		44.3
4.93	(c)	4,198	0.75	(d)	1.61 (d)	,(f)	2.59	(d)	60.2	(d)

5.84	(c)	89,828	0.62	(d)	0.73 (d)	,(f)	1.06	(d)	31.0	(d)
18.62		76,182	0.62		0.78	(f)	2.39		44.3
5.03	(c)	59,094	0.62	(d)	1.11 (d)	,(f)	3.26	(d)	60.2	(d)

8.97	(c)	10,060	0.42	(d)	0.89 (d)	,(f)	1.83	(d)	40.7	(d)
12.21		9,449	0.42		1.12	(f)	1.98		46.6
13.50	(c)	8,516	0.42	(d)	1.16 (d)	,(f)	2.33	(d)	60.8	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2018.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from December 31, 2014, date operations commenced, through August 31, 2015.
(h)	Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i)	Period from January 3, 2017, date operations commenced, through August 31, 2017.
(j)	Period from September 22, 2015, date operations commenced, through August 31, 2016.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Real Estate Allocation Fund, the fund will indirectly bear its pro rata share of expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid
			During Period Beginning			Ending
	Beginning		September 1,		Account	Account	Expenses Paid
	Account	Ending Account	2017	to	Value	Value	During Period September		Annualized
	Value September	Value February	February 28,		September 1,	February 28,	1, 2017 to February 28,		Expense
	1, 2017	28, 2018	2018	(a)	2017	2018	2018	(a)	Ratio
Blue Chip Fund
Class J	$1,000.00	$1,127.17	$5.00	(b)	$1,000.00	$1,019.79	$5.06		1.01%
Institutional	1,000.00	1,132.27	3.86		1,000.00	1,021.17	3.66		0.73
R-3	1,000.00	1,129.17	6.55		1,000.00	1,018.65	6.21		1.24
R-4	1,000.00	1,130.36	5.55		1,000.00	1,019.59	5.26		1.05
R-5	1,000.00	1,131.24	4.91		1,000.00	1,020.18	4.66		0.93
R-6	1,000.00	1,132.80	3.54		1,000.00	1,021.47	3.36		0.67

Bond Market Index Fund
Class J	1,000.00	974.70	2.79		1,000.00	1,021.97	2.86		0.57
Institutional	1,000.00	977.05	0.83		1,000.00	1,023.95	0.85		0.17
R-1	1,000.00	972.51	5.14		1,000.00	1,019.59	5.26		1.05
R-2	1,000.00	973.24	4.50		1,000.00	1,020.23	4.61		0.92
R-3	1,000.00	973.90	3.62		1,000.00	1,021.12	3.71		0.74
R-4	1,000.00	974.92	2.69		1,000.00	1,022.07	2.76		0.55
R-5	1,000.00	976.06	2.11		1,000.00	1,022.66	2.16		0.43

Diversified Real Asset Fund
Institutional	1,000.00	1,010.74	4.29		1,000.00	1,020.53	4.31		0.86
R-3	1,000.00	1,007.64	6.72		1,000.00	1,018.10	6.76		1.35
R-4	1,000.00	1,008.51	5.78		1,000.00	1,019.04	5.81		1.16
R-5	1,000.00	1,009.75	5.18		1,000.00	1,019.64	5.21		1.04
R-6	1,000.00	1,011.33	3.94		1,000.00	1,020.88	3.96		0.79

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid

	Beginning		During Period		Beginning	Ending
	Account	Ending Account	September 1,		Account	Account	Expenses Paid
			2017	to	Value	Value	During Period September		Annualized
	Value September	Value February	February 28,		September 1,	February 28,	1, 2017 to February 28,		Expense
	1, 2017	28, 2018	2018	(a)	2017	2018	2018	(a)	Ratio
Dynamic Floating Rate High
Income Fund
Institutional	$1,000.00	$1,027.68	$3.77		$1,000.00	$1,021.08	$3.76		0.75%

EDGE MidCap Fund
Institutional	1,000.00	1,080.05	4.64		1,000.00	1,020.33	4.51		0.90
R-6	1,000.00	1,080.50	3.92		1,000.00	1,021.03	3.81		0.76

Global Multi-Strategy Fund
Institutional	1,000.00	1,011.95	9.08		1,000.00	1,015.77	9.10		1.82
R-6	1,000.00	1,010.74	8.62		1,000.00	1,016.22	8.65		1.73

Global Multi-Strategy Fund (Excluding Dividend
and Interest Expense on Shorts)
Institutional	1,000.00	1,012.00	8.13		1,000.00	1,016.61	8.18		1.63
R-6	1,000.00	1,010.70	7.68		1,000.00	1,017.06	7.73		1.54

Global Opportunities Fund
Institutional	1,000.00	1,077.79	4.38		1,000.00	1,020.58	4.26		0.85

International Equity Index
Fund
Institutional	1,000.00	1,058.49	1.89		1,000.00	1,022.96	1.86		0.37
R-1	1,000.00	1,055.02	6.06		1,000.00	1,018.89	5.96		1.19
R-2	1,000.00	1,054.50	5.40		1,000.00	1,019.54	5.31		1.06
R-3	1,000.00	1,056.16	4.49		1,000.00	1,020.43	4.41		0.88
R-4	1,000.00	1,057.34	3.52		1,000.00	1,021.37	3.46		0.69
R-5	1,000.00	1,057.39	2.91		1,000.00	1,021.97	2.86		0.57
R-6	1,000.00	1,059.63	1.38		1,000.00	1,023.46	1.35		0.27

International Small Company
Fund
Institutional	1,000.00	1,088.73	6.21		1,000.00	1,018.84	6.01		1.20
R-6	1,000.00	1,089.39	5.49		1,000.00	1,019.54	5.31		1.06

Multi-Manager Equity
Long/Short Fund
Institutional	1,000.00	1,070.62	11.29		1,000.00	1,013.88	10.99		2.20
R-6	1,000.00	1,071.00	10.89		1,000.00	1,014.28	10.59		2.12

Multi-Manager Equity Long/Short Fund (Excluding
Dividend and Interest Expense on Short Sales and
Short Sale Fees)
Institutional	1,000.00	1,070.60	8.57		1,000.00	1,016.41	8.38		1.67
R-6	1,000.00	1,071.00	8.16		1,000.00	1,016.81	7.98		1.59

Opportunistic Municipal Fund
Institutional	1,000.00	1,007.37	3.53		1,000.00	1,021.27	3.56		0.71

Opportunistic Municipal Fund (Excluding Interest
Expense and Fees)
Institutional	1,000.00	1,007.40	3.09		1,000.00	1,021.68	3.11		0.62

Origin Emerging Markets Fund
Institutional	1,000.00	1,118.87	6.57		1,000.00	1,018.60	6.26		1.25
R-6	1,000.00	1,118.93	6.36		1,000.00	1,018.79	6.06		1.21

Preferred Securities Fund
Class J	1,000.00	1,002.45	4.87		1,000.00	1,019.93	4.91		0.98
Institutional	1,000.00	1,003.36	3.92		1,000.00	1,020.88	3.96		0.79
R-1	1,000.00	999.39	7.83		1,000.00	1,016.96	7.90		1.58
R-2	1,000.00	1,000.07	7.19		1,000.00	1,017.60	7.25		1.45
R-3	1,000.00	1,000.95	6.30		1,000.00	1,018.50	6.36		1.27
R-4	1,000.00	1,001.94	5.36		1,000.00	1,019.44	5.41		1.08
R-5	1,000.00	1,002.52	4.77		1,000.00	1,020.03	4.81		0.96
R-6	1,000.00	1,003.78	3.48		1,000.00	1,021.32	3.51		0.70

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2018 (unaudited)

		Actual				Hypothetical
			Expenses Paid
	Beginning		During Period		Beginning	Ending
	Account	Ending Account	September 1,		Account	Account	Expenses Paid
			2017	to	Value	Value	During Period September		Annualized
	Value September	Value February	February 28,		September 1,	February 28,	1, 2017 to February 28,		Expense
	1, 2017	28, 2018	2018	(a)	2017	2018	2018	(a)	Ratio
Real Estate Allocation Fund
Institutional	$1,000.00	$985.55	$0.74		$1,000.00	$1,024.05	$0.75		0.15%

Real Estate Debt Income Fund
Institutional	1,000.00	979.78	3.44		1,000.00	1,021.32	3.51		0.70
R-6	1,000.00	980.33	2.80		1,000.00	1,021.97	2.86		0.57

Small-MidCap Dividend
Income Fund
Institutional	1,000.00	1,052.52	4.38		1,000.00	1,020.53	4.31		0.86
R-6	1,000.00	1,052.97	3.92		1,000.00	1,020.98	3.86		0.77

SystematEx International Fund
Institutional	1,000.00	1,057.86	3.83		1,000.00	1,021.08	3.76		0.75
R-6	1,000.00	1,058.37	3.16		1,000.00	1,021.72	3.11		0.62

SystematEx Large Value Fund
R-6	1,000.00	1,089.73	2.18		1,000.00	1,022.71	2.11		0.42

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 11, 2017 to February 28, 2018), multiplied by 171/365 (to reflect the period since inception).

PRINCIPAL FUNDS, INC.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of October 2017, November 2017, December 2017 and February 2018 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	October 2017
Fund	Net Income	Realized Gain	Capital Sources
Dynamic Floating Rate High Income Fund	32.34%	0.00%	67.66%

	November 2017
Fund	Net Income	Realized Gain	Capital Sources
Dynamic Floating Rate High Income Fund	28.42%	0.00%	71.58%

	December 2017
Fund	Net Income	Realized Gain	Capital Sources
Bond Market Index Fund	97.69%	0.00%	2.31%
Diversified Real Asset Fund	96.21	0.00	3.79
Global Multi-Strategy Fund	84.62	15.38	0.00
Global Opportunities Fund	92.86	7.14	0.00
International Equity Index Fund	75.12	0.00	24.88
International Small Company Fund	48.64	51.36	0.00
Multi-Manager Equity Long/Short Fund	25.03	74.97	0.00

	February 2018
Fund	Net Income	Realized Gain	Capital Sources
Dynamic Floating Rate High Income Fund	94.15%	0.00%	5.85%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	134	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948
Leroy T. Barnes, Jr.	Retired.	134	McClatchy
Director since 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.
Craig Damos	President, The Damos Company	134	Hardin Construction
Director since 2008
Member, Audit Committee
Member, 15(c) Committee
1954
Mark A. Grimmett	Formerly, Executive Vice	134	None
Director since 2004	President and CFO, Merle
Member, Nominating and Governance	Norman Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960
Fritz S. Hirsch	Formerly, CEO, MAM USA	134	Focus Products Group;
Director since 2005			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951
Tao Huang	Retired.	134	Armstrong World
Director since March 2012			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962
Karen (“Karrie”) McMillan	Managing Director, Patomak	134	None
Director since 2014	Global Partners, LLC.
Member, Operations Committee	Formerly, General Counsel,
1961	Investment Company Institute
Elizabeth A. Nickels	Formerly, Executive Director,	134	Charlotte Russe; Follet
Director since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman		SpartanNash; Spectrum
1962	Miller Healthcare		Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte	134	Brown Advisory; B/E
Director since 2018	Consulting, Inc.		Aerospace; WP Carey;
Member, Operations Committee			Nalco (and its
1959			successor Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
		Number of	Directorships
		Portfolios in	Held by
Name,		Fund Complex	Director
Position Held with the Fund,	Principal Occupation(s)	Overseen	During Past 5
Year of Birth	During past 5 years	by Director	Years
Michael J. Beer	Chief Executive Officer, Principal Funds	134	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief Operating
Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Nora M. Everett	Director, Finisterre Capital LLP since 2011	134	None
Director since 2008	Director, Origin Asset Management
Chair	LLP since 2011
Member, Executive Committee	Chairman, Principal Financial
1959	Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC (2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since 2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management, Inc.	134	None
Director since 2017	(“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC (“Post”)
1959	since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Ashley Fuhrmeister	Council, PLIC since 2017
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1982
Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors, LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI since 2017
1979	Vice President and Chief Compliance Officer, PMC (2015–2017)
Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director – Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director – Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Director – Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director – Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director – Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance Officer, and
Vice President and Of Counsel	Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and Governance
1961	Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)
Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company (TLIC)
1981	(2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated December 31, 2017, and the Statement of Additional Information dated December 31, 2017. These documents may be obtained free of charge by writing Principal Variable Contracts Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds; (2) a Subadvisory Agreement with BNY Mellon Asset Management North America Corporation (f/k/a The Boston Company Asset Management, LLC) related to the Diversified Real Asset Fund; (3) a Subadvisory Agreement with Tortoise Capital Advisors, L.L.C. related to the Diversified Real Asset Fund; (4) an Amended Subadvisory Agreement with Macquarie Capital Investment Management LLC related to the Diversified Real Asset Fund; (5) an Amended Subadvisory Agreement with Spectrum Asset Management, Inc. related to the Preferred Securities Fund; (6) an Amended Subadvisory Agreement with Origin Asset Management LLP related to the Origin Emerging Markets Fund; (7) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Diversified Real Asset Fund; (8) an Amended Subadvisory Agreement with Finisterre Capital LLP related to the Global Multi-Strategy Fund; and (9) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Real Estate Debt Income Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 12, 2017 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements of nineteen series of PFI having a fiscal year end of 8/31 (each series is referred to as a “Fund”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), to annually review and consider the continuation of: (1) the Management Agreement between the Principal Global Investors, LLC (the ”Manager”) and PFI, on behalf of the Funds (2) the Subadvisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; Ascend Capital, LLC; BlackRock Financial Management, Inc. and BlackRock International Limited; BNP Paribas Asset Management USA, Inc.; BNY Mellon Asset Management North America Corporation (f/k/a The Boston Company Asset Management, LLC); Brookfield Investment Management Inc.; Credit Suisse Asset Management, LLC; Finisterre Capital LLP; Gotham Asset Management, LLC; Graham Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Macquarie Capital Investment Management LLC; BNY Mellon Asset Management North America Corporation (f/k/a Mellon Asset Management Corporation); Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate Investors, LLC; Sirios Capital Management, L.P.; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Three Bridges Capital, LP; Tortoise Capital Advisors, L.L.C.; Wellington Management Company LLP; and York Registered Holdings, L.P. The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors. The Board noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all of a portion of a Fund’s portfolio when deemed necessary or appropriate based on a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a highly qualified unaffiliated subadvisor for a Fund and for monitoring and replacing unaffiliated Subadvisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2017 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2017, and compared those returns to various agreed-upon performance measures, including, for all Funds, other than one PFI Fund that uses a custom peer group recommended by the Manager and reviewed by the 15(c) Committee, and (3) any Funds without a one-year performance history, peer-group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2017, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2017, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor and/or remedial efforts being taken to improve performance. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.

Investment Management Fees

The Board considered each Fund’s management fee. For each Fund, other than the Capital Securities Fund which does not pay management fees, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee at current asset levels and at theoretical asset levels, (2) actual (after any fee waivers) management fee at average fiscal-year asset levels, (3) actual non-management fees at average fiscal-year asset levels, and (4) actual total expense ratio (including, as applicable, acquired fund fees and expenses) at average fiscal-year asset levels for Class A shares in each case as available, to investment advisory fees and expense ratios of funds in a peer group selected by Broadridge, except for one PFI Fund that uses a custom peer group recommended by the Manager and reviewed by the 15(c) Committee (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For PFI Funds that did not offer Class A shares or if Class A shares represented less than 5% of the PFI Fund’s total assets, the information provided was based upon Class I shares (or, in the case of one PFI Fund, Class R-6 shares).

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale and expense caps and fee waivers. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, actual management fees were within the third quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better. The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues (“PMC”), the previous manager of PFI, received under the Management Agreements and the estimated direct and indirect costs PMC incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2016. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Finisterre Capital LLP, Origin Asset Management LLP, Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PMC and its affiliates for the year ended December 31, 2016. The Board considered management’s statements regarding the effects of the merger of PMC with and into PGI on profitability calculations. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fees at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of the sharing of economies of scale. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure and the impact on the Manager’s profitability. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-level fee that covers, among other things, the expenses of the Fund’s Subadvisor. The Board also noted that the management fees for the Real Estate Allocation Fund, the Bond Market Index Fund, and the International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low basis point fee (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

Subadvisory Fees, Economies of Scale and Profitability

For each Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.

For each Fund, other than the Capital Securities Fund whose Subadvisor does not receive a subadvisory fee, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee at current asset levels and at theoretical asset levels to subadvisory fees of subadvised funds in the Expense Group and, if available, the Expense Universe. The Board considered the proposed reductions in the subadvisory fee schedules for Brookfield Investment Management Inc. with respect to the global infrastructure investment sleeve of the Diversified Real Asset Fund, Graham Capital Management, L.P. with respect to the global macro and managed futures investment sleeves of the Global Multi-Strategy Fund, KLS Diversified Asset Management LP with respect to the market neutral fixed income investment sleeve of the Global Multi-Strategy Fund, Macquarie Capital Investment Management LLC with respect to the global infrastructure investment sleeve of the Diversified Real Asset Fund, BNY Mellon Asset Management North America Corporation (f/k/a Mellon Capital Management Corporation) with respect to the Bond Market Index, and Pictet Asset Management SA with respect to the timber investment sleeve of the Diversified Real Asset Fund. The Board also considered the pro forma rankings of the reduced subadvisory fees proposed for each Fund in the applicable Expense Group. In the case of each such proposed subadvisory fee reduction, the Board considered the Manager’s representation that the proposed subadvisory fee was competitive, that the fee rate reduction would not reduce the quality or extent of the services provided by the Subadvisor to the applicable Fund and that the Subadvisor’s obligations would remain the same in all material respects.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees, with the proposed reductions, were reasonable.

The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.

With regard to the Diversified Real Asset Fund, for which Pictet Asset Management SA (“Pictet”) serves as the Subadvisor to the timber investment sleeve and the global agriculture investment sleeve, the Board concluded to renew the Subadvisory Agreement with Pictet with respect to the timber investment sleeve but not to renew such Subadvisory Agreement with respect to the global agriculture investment sleeve based upon the Manager’s recommendation to terminate the Fund’s global agriculture investment sleeve in light of proposed changes to the Fund’s positioning.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

BNY Mellon Asset Management North America Corporation (f/k/a The Boston Company Asset Management, LLC) Subadvisory Agreement

On September 12, 2017, the Board considered for the Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and BNY Mellon Asset Management North America Corporation (f/k/a The Boston Company Asset Management, LLC) (the “Subadvisor”) with respect to a new global natural resources investment sleeve of the Fund.

The Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Subadvisory Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

Investment Performance

The Board reviewed the historical one-year, three-year, five-year and since inception (July 1, 2008) performance returns as of June 30, 2017, gross and net of proposed fees, of the Subadvisor in a composite with an investment strategy similar to the proposed strategy for the Fund, as compared to the historical performance returns, gross and net of fees, of the Manager in a composite with an investment strategy similar to the passively managed global natural resources strategy that the Manager proposes to use for a separate sleeve of the Fund and to the historical performance of a relevant benchmark index, as well as the percentile rankings of the performance of the Subadvisor’s composite, net of proposed fees, and the historical performance of the Manager in the passively managed strategy in a relevant Morningstar category for each period. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Subadvisor’s representation that it does not have any advisory clients with a lower fee for the specific mandate that it will manage for the Fund and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the Subadvisor does engage in soft dollar trading and that the Subadvisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Macquarie Capital Investment Management LLC Amended Subadvisory Agreement

On December 12, 2017, the Board considered for the Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Macquarie Capital Investment Management LLC. (the “Subadvisor”). The amendment to the Subadvisory Agreement amended the subadvisory fee schedule, as compared to the fee schedule in effect prior to the September 2017 renewal of the Subadvisory Agreement, resulting in a decrease in the subadvisory fee rate at then current asset levels and an increase in the subadvisory fee rate applicable at greater asset levels

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed amendment to the Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the changes in the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services provided by the Subadvisor to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended the approval of the amended Subadvisory Agreement.

Tortoise Capital Advisors, L.L.C. Subadvisory Agreement

On December 12, 2017, the Board considered for the Diversified Real Asset Fund (the “Fund”) the approval of a sub-advisory agreement (the “Subadvisory Agreement”) between the Manager and Tortoise Capital Advisors, L.L.C. (the “Subadvisor”) with respect to the master limited partnership investment sleeve of the Fund.

The Subadvisory Agreement was proposed in light of an anticipated change in control transaction with respect to the Subadvisor that was ultimately effective in January 2018. The transaction resulted in an “assignment” (as defined in the Investment Company Act of 1940) of the then current subadvisory agreement between the Manager and the Subadvisor (the “Previous Subadvisory Agreement”), causing the Previous Subadvisory Agreement to terminate automatically. The Manager proposed that the Board approve the Subadvisory Agreement to take effect upon the termination of the P r e v i o u s Subadvisory Agreement in order to allow the Subadvisor to continue to provide portfolio management services to the Fund following the change in control.

As part of their review process, the Board reviewed materials received from the Manager regarding the proposed change in control transaction. The Board considered that they had last approved the Previous Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Previous Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Previous Subadvisory Agreement were reasonable and that approval of the Previous Subadvisory Agreement was in the best interests of the Fund. The Board considered the Manager’s statement that there were no anticipated changes to the current investment team, investment philosophy or process at the Subadvisor and that the Manager, after considering the assignment, continued to believe that the Subadvisor is an appropriate subadvisor for the Fund. The Board also noted the Manager’s statement that the Subadvisory Agreement for the Fund was to be identical the Previous Subadvisory Agreement in all material respects (including the subadvisory fee schedule).

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement to take effect following the change in control of the Subadvisor and, accordingly, recommended the approval of the Subadvisory Agreement.

Approval of Amended Subadvisory Agreements for Preferred Securities Fund, Origin Emerging Markets Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund and Real Estate Debt Income Fund

On December 12, 2017, the Board considered:

 For Preferred Securities Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (a “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee;

 For Origin Emerging Markets Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Origin Asset Management LLP (a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at all asset levels;

  For Diversified Real Asset Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Principal Real Estate Investors, LLC (“PREI” or a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at current asset levels and an increase in the subadvisory fee rate applicable at greater asset levels;
  For Global Multi-Strategy Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and Finisterre Capital LLP (a “Subadvisor”) in connection with proposals to change the methodology for calculating the subadvisory fee and to amend the subadvisory fee schedule, which would result in a decrease in the subadvisory fee rate at certain asset levels; and
  For Real Estate Debt Income Fund (a “Fund”) the approval of an amended subadvisory agreement (a “Subadvisory Agreement”) between the Manager and PREI in connection with a proposal to change the methodology for calculating the subadvisory fee.

As part of their review process, the Board were represented by independent legal counsel. The Board reviewed materials received from the Manager regarding the proposed amendments to the Funds’ respective Subadvisory Agreements and noted that because the subadvisory fees were paid by the Manager, the changes in the subadvisory fee schedules would not change the management fees paid by the Funds. The Board considered the Manager’s representation that the amendments would not reduce the quality or quantity of the services provided by each Subadvisor to the applicable Fund(s) and that each Subadvisor’s obligations under the applicable Subadvisory Agreement(s) would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and, in certain circumstances, the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2017 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement(s) and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended the approval of each amended Subadvisory Agreement.

Due to size constraints, this filing is being made in two related submissions.  This submission is the first of the two related submissions.

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